VARIABLE ANNUITY ACCOUNT C ING Life Insurance and Annuity Company Multiple Sponsored Retirement Options

April 30, 2010 Supplement to the April 30, 2010 Contract Prospectus or Contract Prospectus Summary

Oregon University System

We have issued group contracts to Oregon University System (“OUS”) as funding vehicles for its 403(b) and 401(a) plans. We do not serve as record keeper for participant accounts under these contracts; rather, we have issued them as unallocated contracts. OUS has designated Fidelity Investments Institutional Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by OUS, we pay Fidelity up to 16 bps of the average amount invested in the ING Life Insurance and Annuity Company contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the contract prospectus or contract prospectus summary:

1.

Participant transfers will not be monitored by ING Life Insurance and Annuity Company under its excessive trading policy. Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials.

2.

All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to ING Life Insurance and Annuity Company will be considered not in good order.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

XCS.01107-10OUS	April 2010

VARIABLE ANNUITY ACCOUNT C ING Life Insurance and Annuity Company Multiple Sponsored Retirement Options

April 30, 2010 Supplement to April 30, 2010 Contract Prospectus or Contract Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the St. John’s Regional Health Center tax-deferred annuity plan. (See “Fees – Early Withdrawal Charge” in the Contract Prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

XCS.01107-10SJ	April 2010

ING Life Insurance and Annuity Company and its Variable Annuity Account C Multiple Sponsored Retirement Options

Supplement dated April 30, 2010 to the Contract Prospectus and Contract Prospectus Summary, each dated April 30, 2010

The following information updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

1. Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows: Effective mid-July 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
Evergreen Special Values Fund	Wells Fargo Advantage Special Small Cap Value Fund

Accordingly, effective the date of this reorganization, investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

·	Class F of the Wells Fargo Advantage Special Small Cap Value Fund will automatically be added to your contract and all existing account balances invested in the Evergreen Special Values Fund (Class A) will automatically become investments in the Wells Fargo Advantage Special Small Cap Value Fund (Class F).

As a result, effective the date of this reorganization, all references to the Disappearing Portfolio in the Contract
Prospectus and Contract Prospectus Summary are hereby deleted. Please refer to the Disappearing Portfolio’s prospectus, including any supplements, for information regarding the exact reorganization date.

Effective after the close of business on August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Baron Asset Portfolio	ING MidCap Opportunities Portfolio
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

·	All existing account balances invested in the ING Baron Asset Portfolio (S Class) will automatically become investments in the ING MidCap Opportunities Portfolio (Class I).
·	All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).
·	All existing account balances invested in the ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
will automatically become investments in the ING Small Company Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on August 20, 2010 all references to the
Disappearing Portfolios in the Contract Prospectus and Contract Prospectus Summary are hereby deleted.

X.01107-10	Page 1 of 2	April 2010

2. Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolios after the date of the reorganization will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers section of your Contract Prospectus or the Investment Options section of your Contract Prospectus Summary for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

3. Effective mid-July 2010, the following information regarding the new fund made available in July as noted above is added to Appendix V - Description of Underlying Funds:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
Wells Fargo Funds Trust – Wells	Wells Fargo Funds	Seeks long-term capital
Fargo Advantage Small Cap	Management, LLC	appreciation.
Value Fund
Subadviser:
Wells Capital Management
Incorporated

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.01107-10	Page 2 of 2	April 2010

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
Multiple Sponsored Retirement Options
CONTRACT PROSPECTUS – APRIL 30, 2010

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).
Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.
Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.
Fixed Interest Options.
> Guaranteed Accumulation Account	> Fixed Plus Account	> Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.
Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI)
without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under the “Contract Overview - Questions: Contacting the Company”
section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed
Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the
SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing
publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington,
D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-
01107. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-158492.
The SAI table of contents is listed on page 54 of this prospectus. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.01107-10

CONTRACT PROSPECTUS – APRIL 30, 2010 (CONTINUED)

Variable Investment Options (The Funds)*
Alger Green Fund (Class A)(1)	ING Intermediate Bond Portfolio (Class I)	ING T. Rowe Price Growth Equity Portfolio
Allianz NFJ Large-Cap Value Fund	ING International Index Portfolio (Class I)	(I Class)
(Institutional Class)(*) (1)	ING International Value Portfolio (Class I)	ING Templeton Foreign Equity Portfolio
Amana Growth Fund(1)	ING Janus Contrarian Portfolio (Class S)	(I Class)
Amana Income Fund(1)	ING JPMorgan Emerging Markets Equity	ING Templeton Global Growth Portfolio
American Century® Income & Growth Fund	Portfolio (Class S)	(Class S)
(A Class)(*) (1)	ING JPMorgan Mid Cap Value Portfolio	ING Thornburg Value Portfolio (I Class)
American Century® Inflation-Adjusted Bond	(S Class)	ING UBS U.S. Large Cap Equity Portfolio
Fund (Investor Class)(1)	ING JPMorgan Small Cap Core Equity Portfolio	(I Class)
Ariel Fund(1)(2)	(Class S)	ING U.S. Bond Index Portfolio (Class I)
Artisan International Fund (Investor Shares)(1)	ING Legg Mason ClearBridge Aggressive	ING U.S. Stock Index Portfolio (Class I)(3)
Aston/Optimum Mid Cap Fund (Class N)(1)(2)	Growth Portfolio (I Class)(3)	ING Van Kampen Comstock Portfolio (S Class)
BlackRock Mid Cap Value Opportunities Fund	ING Lord Abbett Growth and Income Portfolio	ING Van Kampen Equity and Income Portfolio
(Investor A Shares)(1)	(Class I)(3)	(I Class)
Calvert VP SRI Balanced Portfolio(3)	ING Marsico Growth Portfolio (Class I)	ING Van Kampen Growth and Income Portfolio
ColumbiaSM Acorn® Fund (Class Z)(*) (1)	ING Marsico International Opportunities	(Class S)
Columbia Mid Cap Value Fund (Class A)(1)	Portfolio (Class S)	ING Wells Fargo Health Care Portfolio
Columbia Mid Cap Value Fund (Class Z)(*) (1)	ING MFS Total Return Portfolio (Class S)	(Class S)(3)
EuroPacific Growth Fund® (Class R-4)(1)	ING MFS Utilities Portfolio (Class S)	ING Wells Fargo Small Cap Disciplined
Evergreen Special Values Fund (Class A)(*) (1)	ING MidCap Opportunities Portfolio (Class I)	Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio	ING Money Market Portfolio (Class I)	Invesco Mid Cap Core Equity Fund
(Initial Class)	ING Oppenheimer Global Portfolio (I Class)	(Class A)(1)(3)
Fidelity® VIP Equity-Income Portfolio	ING Oppenheimer Global Strategic Income	Invesco V.I. Capital Appreciation Fund
(Initial Class)	Portfolio (I Class)(3)	(Series I)(3)
Fidelity® VIP Growth Portfolio (Initial Class)	ING Opportunistic LargeCap Portfolio (Class I)	Invesco V.I. Core Equity Fund (Series I)(3)
Fidelity® VIP Mid Cap Portfolio (Initial Class)(*)	ING PIMCO High Yield Portfolio (Class S)	Lazard U.S. Mid Cap Equity Portfolio
Fidelity® VIP Overseas Portfolio (Initial	ING PIMCO Total Return Portfolio (S Class)	(Open Shares)(1)
Class)(*)	ING Pioneer Equity Income Portfolio (Class I)	LKCM Aquinas Growth Fund(*) (1)
Franklin Small Cap Value Securities Fund	ING Pioneer Fund Portfolio (Class I)	Loomis Sayles Small Cap Value Fund
(Class 2)	ING Pioneer High Yield Portfolio (I Class)	(Retail Class)(1)
Fundamental InvestorsSM (Class R-4)(1)	ING Pioneer Mid Cap Value Portfolio (Class I)	Lord Abbett Series Fund - Mid-Cap Value
ING American Century Small-Mid Cap Value	ING RussellTM Large Cap Growth Index Portfolio	Portfolio (Class VC)
Portfolio (S Class)	(Class I)	Morgan Stanley U.S. Small Cap Value Portfolio
ING Artio Foreign Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio	(Class I)(*) (1)(5)
ING Balanced Portfolio (Class I)	(Class I)	Neuberger Berman Socially Responsive Fund®
ING Baron Asset Portfolio (S Class)	ING RussellTM Large Cap Value Index Portfolio	(Trust Class)(1)
ING Baron Small Cap Growth Portfolio	(Class S)	New Perspective Fund® (Class R-4)(1)
(S Class)	ING RussellTM Mid Cap Growth Index Portfolio	Oppenheimer Developing Markets Fund
ING BlackRock Large Cap Growth Portfolio	(Class S)	(Class A)(1)
(Class I)	ING RussellTM Mid Cap Index Portfolio	Oppenheimer Main Street Small Cap Fund® /VA
ING BlackRock Science and Technology	(Class I)	Pax World Balanced Fund (Individual Investor
Opportunities Portfolio (Class I)	ING RussellTM Small Cap Index Portfolio	Class)(1)
ING Clarion Global Real Estate Portfolio	(Class I)	PIMCO VIT Real Return Portfolio
(Class I)	ING Small Company Portfolio (Class I)	(Administrative Class)
ING Clarion Real Estate Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class I)	Pioneer Emerging Markets VCT Portfolio
ING Columbia Small Cap Value Portfolio	ING Solution Growth Portfolio (S Class)(4)	(Class I)
(S Class)	ING Solution Income Portfolio (S Class)(4)	Pioneer High Yield VCT Portfolio (Class I)
ING Davis New York Venture Portfolio	ING Solution Moderate Portfolio (S Class)(3)(4)	RiverSource Diversified Equity Income Fund
(S Class)	ING Solution 2015 Portfolio (S Class)(4)	(Class R4)(1)
ING FMRSM Diversified Mid Cap Portfolio	ING Solution 2025 Portfolio (S Class)(4)	SMALLCAP World Fund® (Class R-4)(1)
(Class S)(**)	ING Solution 2035 Portfolio (S Class)(4)	Templeton Global Bond Fund (Class A)(1)
ING GET U.S. Core Portfolio(*)	ING Solution 2045 Portfolio (S Class)(4)	The Bond Fund of AmericaSM (Class R-4)(1)
ING Global Resources Portfolio (Class S)	ING Solution 2055 Portfolio (S Class)(2)(4)	The Growth Fund of America® (Class R-4)(1)
ING GNMA Income Fund (Class A)(1)	ING Strategic Allocation Conservative Portfolio	The Hartford Capital Appreciation Fund
ING Growth and Income Portfolio (Class I)	(Class I)(4)	(Class R4)(*)(1)(2)
ING Index Plus LargeCap Portfolio (Class I)	ING Strategic Allocation Growth Portfolio	The Hartford Dividend and Growth Fund
ING Index Plus MidCap Portfolio (Class I)	(Class I)(4)	(Class R4)(*)(1)(2)
ING Index Plus SmallCap Portfolio (Class I)	ING Strategic Allocation Moderate Portfolio	Wanger International
ING Index Solution Income Portfolio	(Class I)(4)	Wanger Select
(S Class)(2)(4)	ING T. Rowe Price Capital Appreciation	Wanger USA
ING Index Solution 2015 Portfolio (S Class)(2)(4)	Portfolio (Class S)	Washington Mutual Investors FundSM
ING Index Solution 2025 Portfolio (S Class)(2)(4)	ING T. Rowe Price Diversified Mid Cap Growth	(Class R-4)(1)
ING Index Solution 2035 Portfolio (S Class)(2)(4)	Portfolio (I Class)
ING Index Solution 2045 Portfolio (S Class)(2)(4)	ING T. Rowe Price Equity Income Portfolio
ING Index Solution 2055 Portfolio (S Class)(2)(4)	(Class S)

(*)	Please see “Appendix V - Description of Underlying Funds” for further information regarding the availability of certain funds.
(**)	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”
(2)

This fund is scheduled to be available on May 10, 2010. For plans offering the ING Solution Portfolios as of April 30, 2010, the ING Solution 2055 Portfolio is scheduled to be available on May 28, 2010.

(3)	This fund has changed its name to the name listed above. See “Appendix V - Description of Underlying Funds” for a complete list of former and current fund names.
(4)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.
(5)	Effective May 28, 2010, Morgan Stanley U.S. Small Cap Value Portfolio is scheduled to change its name to Invesco U.S. Small Cap Value Portfolio.

PRO.01107-10

2

TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	9
Variable Annuity Account C	9
The Company	9
Investment Options	11
Transfers	13
Contract Purchase and Participation	16
Contract Ownership and Rights	18
Right to Cancel	19
Fees	20
Your Account Value	28
Withdrawals	31
Loans	33
Systematic Distribution Options	33
Death Benefit	34
The Income Phase	37
Contract Distribution	40
Tax Considerations	43
Other Topics	52

Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

PRO.01107-10

3

CONTRACT OVERVIEW

Questions: Contacting the	The following is intended as a summary. Please read each section of this
Company. Contact your local	prospectus for additional information.
representative or write or call
the Company:	Who’s Who
ING
USFS Customer Service	You (the participant)*: The individual who participates in the contract through
Defined Contribution	a retirement plan.
Administration
P.O. Box 990063	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.
Hartford, CT 06199-0063
Contract Holder*: The person to whom we issue the contract. Generally, the
1-800-262-3862	plan sponsor or a trust. We may also refer to the contract holder as the contract
Sending Forms and Written	owner.
Requests in Good Order.
We (the Company): ING Life Insurance and Annuity Company. We issue the
If you are writing to change	contract.
your beneficiary, request a
withdrawal, or for any other	For greater detail, review “Contract Ownership and Rights” and “Contract
purpose, contact your local	Purchase and Participation.”
representative or the Company
to learn what information is	* Certain contracts are purchased by and issued directly to persons participating in
required in order for the request	certain plans. The words “you” and “participant” apply to these individuals. The
to be in “good order.” By	words “contract holder” and “contract owner” also apply to these individuals, except
contacting us, we can provide	that these individuals have no responsibilities to other participants or beneficiaries.
you with the appropriate
administrative form for your
requested transaction.	The Contract and Your Retirement Plan

Generally, a request is	Retirement Plan (plan): A plan sponsor has established a plan for you. This
considered to be in “good order”	contract is offered as a funding option for that plan. We are not a party to the
when it is signed, dated and	plan.
made with such clarity and
completeness that we are not	Plan Type: We refer to the plan by the Tax Code section under which it required to exercise any
discretion in carrying it out.	qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code section 457. To learn which Tax Code section applies to your
We can only act upon written	plan, contact your plan sponsor, your local representative or the Company.
requests that are received in
good order.	Use of an Annuity Contract in your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), or 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.01107-10

4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans, or in some plans under 401(a), 401(k), Roth 401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “Taxation.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

I. The Accumulation Phase (accumulating retirement		Payments to
benefits)		Your Account
Step 1 ||
STEP 1: You or the contract holder provide ING Life	ING Life Insurance and Annuity Company
Insurance and Annuity Company with your completed	(a) ||	Step 2	(b) ||
enrollment materials.		Variable Annuity
According to the plan, we set up one or more accounts for	Fixed		Account C
you. We may set up account(s) for employer contributions	Interest
and/or for contributions from your salary. Alternatively, we	Option	Variable Investment
may issue the contract to an employer or a plan on an			Options
unallocated basis. In that case, we establish a single account		The Subaccounts
under the contract for the contract holder, and the		A	B	Etc.
recordkeeper designated by the plan establishes and			|| Step 3 ||
maintains an individual account or accounts for each		Mutual	Mutual	Etc.
participant.		Fund A	Fund B
STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of the following:

(a)	Fixed Interest Options; or
(b)	Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

  Receive income phase payments over a lifetime or for a specified period;

  Receive income phase payments monthly, quarterly, semi-annually or annually;

  Select an option that provides a death benefit to beneficiaries; and

  Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-10

5

FEE TABLE

In This Section:	The following tables describe the fees and expenses that you will pay when buying,
> Maximum Contract Holder	owning, and withdrawing from your contract. The first table describes the fees and
Transaction Expenses;	expenses that you will pay at the time that you buy the contract, withdraw from the
> Annual Maintenance Fee;	contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for
> Separate Account Annual	fees that may apply after you begin receiving payments under the contract.
Expenses;
> Hypothetical Examples;	Maximum Contract Holder Transaction Expenses
and		Early Withdrawal Charge[1]
> Fees Deducted by the		(as a percentage of amount withdrawn, if applicable)
Funds.
		Applicable to Texas K-12 contracts		7%
See the “Fees” Section for:		Applicable to all other contracts		5%
> Early Withdrawal Charge		Loan Interest Rate Spread (per annum)[2]		3.0%
Schedules;
> How, When and Why Fees	1	This is a deferred sales charge. The percentage will be determined by the applicable early
are Deducted;		withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply
> Reduction, Waiver and/or		to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.
Elimination of Certain	2	This is the difference between the rate applied and the rate credited on loans under your
Fees;		contract. We reserve the right to apply a spread of up to 3.0% per annum. Currently, the loan
> Redemption Fees; and		interest spread for most contracts is 2.5% per annum (for certain contracts issued in the state of
> Premium and Other Taxes.		New York the loan interest rate applied is 6.0% and the loan interest rate credited is 6.0%). For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See
See “The Income Phase” for:		“Loans.”
> Fees during the Income
Phase.	The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Texas K-12 Contracts
Defined:			Applicable to
Voluntary 403(b) annuity			Texas	Applicable
contracts for employees of K-12			K-12	to all other
public schools in Texas who			contracts	contracts
became participants under the
contract on and after June 1,	Maximum Annual Maintenance Fee[3]		$0.00	$30.00
2002. These contracts meet the
requirements established by the	Separate Account Annual Expenses[3]
Teachers Retirement System of		(as a percentage of average account value)
Texas in support of Senate Bill
273.		Maximum Mortality and Expense Risk Charge[4]	1.25%	1.50%
		Maximum Administrative Expense Charge	0.25%[5]	0.25%[6]
		ING GET Fund Guarantee Charge[7]	0.25%	0.25%
		Maximum Total Separate Account Expenses	1.75%	2.00%
	3	These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”
	4	A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”
	5	We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
	6	We only impose this charge under some contracts. See “Fees.”
	7	The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See “Investment
Options - ING GET U.S. Core Portfolio” and “Fees - ING GET U.S. Core Portfolio Guarantee
Charge” for a description of the ING GET Fund guarantee charge. We are not currently offering any series of the ING GET U.S. Core Portfolio for investment.

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12		Applicable to All Other
	Contracts		Contracts

	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1)	0.26%	1.50%	0.26%	1.87%
and/or service fees, and other expenses)

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum contract holder transaction expenses, maximum maintenance fees (converted to a percentage of assets equal to 0.227%), maximum separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Applicable to
Texas K-12	$966	$1,511	$2,074	$3,318	$303	$927	$1,577	$3,318
contracts

Applicable to
all other	$893	$1,692	$2,509	$4,076	$387	$1,174	$1,980	$4,076
contracts*

*

Example 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

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Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Applicable to Texas
K-12 contracts	$850	$1,159	$1,482	$2,073	$179	$554	$954	$2,073

Applicable to all
other contracts*	$741	$1,242	$1,771	$2,572	$227	$699	$1,199	$2,572

*

Example 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

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Regulatory Developments - the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Tax Considerations” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration.

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Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

  Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date, we will transfer

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your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S.

equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a), and 457(b) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance

  Shared - bought by more than one company

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Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>	Alger Green Fund	>	Lazard U.S. Mid Cap Equity Portfolio
>	Allianz NFJ Large-Cap Value Fund	>	LKCM Aquinas Growth Fund
>	Amana Growth Fund	>	Loomis Sayles Small Cap Value Fund
>	Amana Income Fund	>	Morgan Stanley U.S. Small Cap Value Portfolio
>	American Century® Income & Growth Fund	>	Neuberger Berman Socially Responsive Fund®
>	American Century® Inflation-Adjusted Bond Fund	>	New Perspective Fund®
>	Ariel Fund	>	Oppenheimer Developing Markets Fund
>	Artisan International Fund	>	Pax World Balanced Fund
>	Aston/Optimum Mid Cap Fund	>	RiverSource Diversified Equity Income Fund
>	BlackRock Mid Cap Value Opportunities Fund	>	SMALLCAP World Fund®
>	ColumbiaSM Acorn® Fund	>	Templeton Global Bond Fund
>	Columbia Mid Cap Value Fund	>	The Bond Fund of AmericaSM
>	EuroPacific Growth Fund®	>	The Growth Fund of America®
>	Evergreen Special Values Fund	>	The Hartford Capital Appreciation Fund
>	Fundamental InvestorsSM	>	The Hartford Dividend and Growth Fund
>	ING GNMA Income Fund	>	Washington Mutual Investors FundSM
>	Invesco Mid Cap Core Equity Fund

See “Tax Considerations – Section 403(b) and Roth 403(b) Tax-Deferred Annuities” for a discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to

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execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or

  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

  Purchases and sales of fund shares in the amount of $5,000 or less;

  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an

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individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into an ING GET Fund subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the account rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, One Orange Way, Windsor, CT 06095-4774, phone: 1-800-262-3862, fax: 1-800-643-8143.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the account rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 403(b) and Roth 401(k) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), or 457(b) plan), an annuity contract is not

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necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract

1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.

Participating in the Contract

1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.

If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 403(b) and Roth 401(k) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

  Lump-sum payments: A one time payment to your account in the form of a transfer from a previous plan; and/or

  Installment payments: More than one payment made over time to your account.

Contributions to Roth 403(b) or Roth 401(k) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 403(b) and Roth 401(k) accounts, where each account will have its own early withdrawal charge schedule. See “Fees - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III - Fixed Plus Account.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax Considerations.”

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Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short- term investment or expect to need to make withdrawals before you are 59½.

2.

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.

Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

  Under Governmental 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

  Under Tax-Exempt 457(b) Plans. In order to avoid being subject to the Employee Retirement Income Security Act of 1974 (ERISA), 457(b) plan assets of tax-exempt employers (including certain nonqualified, church- controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

  Under 401(a), 401(k), Roth 401(k), 403(a), 403(b), or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

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Who Holds Rights Under the Contract?

The terms of the annuity contract will determine who holds rights under the contracts.

  Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

  Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “Tax Considerations – Section 403(b) and Roth 403(b) Tax-Deferred Annuities.”

For additional information about the respective rights of the contract holder and participants, see Appendix IV.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES

Types of Fees	The following repeats and adds to information provided in the “Fee Table”
section. Please review both this section and the “Fee Table” section for
You may incur the following	information on fees.
types of fees under the contract:
> Maximum Transaction Fees	I. Maximum Transaction Fees
• Early Withdrawal Charge
• Annual Maintenance Fee
• Redemption Fees	Early Withdrawal Charge
> Fees Deducted from the	Withdrawals of all or a portion of your account value may be subject to a
Subaccounts
• Mortality and Expense	charge. In the case of a partial withdrawal where you request a specific dollar
Risk Charge	amount, the amount withdrawn from your account will be the amount you
• Administrative Expense	specified plus adjustment for any applicable early withdrawal charge. This
Charge	charge may also be referred to as a surrender charge in your contract or
> Fund Fees and Expenses	certificate.
> Premium and Other Taxes
Purpose: This is a deferred sales charge. It reimburses us for some of the sales
> ING GET Fund Guarantee	and administrative expenses associated with the contract. If our expenses are
Charge
greater than the amount we collect for the early withdrawal charge, we may use
Terms to Understand in	any of our corporate assets, including potential profit that may arise from the
Schedules I, II and Schedule	mortality and expense risk charges, to make up the difference.
for Texas K-12 Contracts
Amount: This charge is a percentage of the amount that you withdraw from
> Account Year - a 12-month	the subaccounts, the Fixed Account and the Guaranteed Accumulation
period measured from the	Account. We do not deduct an early withdrawal charge from amounts that you
date we establish your	withdraw from the Fixed Plus Account. The percentage is determined by the
account, or measured from	early withdrawal charge schedule that applies to your individual account. Some
any anniversary of that date.	of these schedules are listed below. The charge will never be more than 8.5%
> Contract Year - a 12-month	of your total purchase payments to the individual account, or under some
period measured from the	contracts, the maximum permitted by FINRA rules.
date we establish the
contract, or measured from
any anniversary of that date.	Early Withdrawal Charge Schedules. You may determine which schedule
> Purchase Payment Period	applies to you by consulting your certificate or the contract (held by the
(also called Contribution	contract holder).
Period, Deposit Cycles,
Purchase Payment Cycles, or	Schedule I. This is one of two maximum early withdrawal charge schedules
Installment Payment Period	that may apply to contracts other than Texas K-12 contracts. It grades down to
under some contracts) - the	zero over a 10-year period, as shown on the next page. Some contracts have
period of time it takes to	schedules that grade down to zero over fewer than 10 years.
complete the number of
installment payments	Each contract will specify whether a schedule is based on one of the following:
expected to be made to your
account over a year.	(1) The number of years since the individual account was established;
For example, if your payment	(2) The number of years since the contract was established; or
frequency is every two weeks, a	(3) The number of completed purchase payment periods (see sidebar for
payment period is completed	definitions and terms used).
after 26 payments are made. If
only 25 payments are made, the	Unless the contract provides otherwise, the same schedule applies to
payment period is not completed	installment purchase payments (ongoing contributions) and to single purchase
until the twenty-sixth payment is	payments (rollovers, exchanges or other one-time contributions).
made. At any given time, the
number of payment periods
completed cannot exceed the
number of account years
completed, regardless of the
number of payments made.

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Schedule I
Account Years, Contract
Years, Purchase Payment
Periods, Contribution
Periods, Deposit Cycles,
Purchase Payment Cycles or
Installment Payment Periods
(depending upon the	Early Withdrawal Charge
contract)
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. The following schedule applies to Texas K-12 contracts.

Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k) account.

Early Withdrawal Charges (Roth 403(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 403(b) account.

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In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth 403(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, when the participant’s Roth 403(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

  Used to provide income payments during the income phase;

  Paid because of your death before income payments begin;

  Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or

  Taken on or after the tenth anniversary of the effective date of the account.

  Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

  Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;

  Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);

  Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

  This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

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  Withdrawn from contracts used with plans under section 401(a)/401(k), 403(a), or 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*

  Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;

  Made because the Company terminated the account under the circumstances described in “Other Topics - Account Termination”;

  Withdrawn for an exchange or transfer to a Tax Code section 403(b)(7) custodial account sponsored by the Company;

  Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;

  Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and

  Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

  To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

  The number of participants under the plan;

  The type and nature of the group to which a contract is issued;

  The expected level of assets and/or cash flow under the plan;

  Our agent’s involvement in sales activities;

  Our sales-related expenses;

  Distribution provisions under the plan;

  The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

  The level of employer involvement in determining eligibility for distributions under the contract;

  Our assessment of financial risk to the Company relating to withdrawals; and

  Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a

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seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro-rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro-rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 403(b) or Roth 401(k) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

  The size, type and nature of the group to which a contract is issued;

  Amount of contributions to the contract;

  The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

  The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

  The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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II. Maximum Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See “The Income Phase - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts.

  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

  The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

  The frequency, consistency and method of submitting payments and loan repayments;

  The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

  The projected frequency of distributions;

  The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

  Whether or not a transfer credit was selected by the plan sponsor; and

  Whether or not a guaranteed death benefit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

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Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or other Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

The types of revenue received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;

  Service fees that are deducted from fund assets;

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  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts, related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial inventive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The type of revenue received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2009, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments®	13)	American Century Investments
2)	American FundsSM	14)	Amana Funds
3)	Franklin® Templeton® Investments	15)	Allianz Funds
4)	PIMCO Funds	16)	RiverSource Investments, LLC
5)	OppenheimerFunds, Inc.	17)	Neuberger Berman Management, Inc.
6)	Columbia Wanger Asset Management	18)	Loomis Sayles Funds
7)	Evergreen InvestmentsSM	19)	Ariel Mutual Funds
8)	Lord Abbett Funds	20)	Artisan Funds
9)	Pax World Funds	21)	Lazard Funds, Inc.
10) Invesco AIM Investments		22)	Janus Funds
11) Pioneer Investments		23)	Alger Funds
12) Calvert Funds		24)	BlackRock, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2009, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s

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investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Tax Considerations.”

V. ING GET Fund Guarantee Charge

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See “Investment Options - ING GET U.S. Core Portfolio.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the fixed interest options, including interest earnings to date;

  Less any deductions from the fixed interest options (e.g., withdrawals, fees);

  Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

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Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (NYSE) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

  Divided by the total value of the subaccount’s units at the preceding valuation;

  Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account (such as guarantee charges for the ING GET Fund). See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: An investor contributes
	Step 1 ||		$5,000.

ING Life Insurance and Annuity Company			Step 2:
A. He directs us to invest $3,000 in
	Step 2 ||		Fund A. His dollars purchase 300
accumulation units of Subaccount
Variable Annuity Account C			A ($3,000 divided by the current
Subaccount A	Subaccount B	Etc.	$10 AUV).
300	80		B. He directs us to invest $2,000 in
accumulation	accumulation		Fund B. His dollars purchase 80
units	units		accumulation units of Subaccount
B ($2,000 divided by the current
$25 AUV).

Step 3: The separate account then
||	Step 3 ||		purchases shares of the applicable
funds at the current market value
Fund A	Fund B		(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed	Taxes, Fees and Deductions
interest options and other restrictions (see “Withdrawal Restrictions” in this
section), the contract holder, or you if permitted by the plan, may withdraw all	Amounts withdrawn may be
or a portion of your account value at any time during the accumulation phase.	subject to one or more of the
following:
Steps for Making a Withdrawal. The contract holder, or you if permitted by
the plan, must:	> Early Withdrawal Charge.
See “Fees - Early Withdrawal
Charge”
> Select the withdrawal amount.	> Maintenance Fee. See “Fees
- Annual Maintenance Fee”
• Full Withdrawal: You will receive, reduced by any required tax, your	> Market Value Adjustment.
account value allocated to the subaccounts, the Guaranteed	See Appendix I
Accumulation Account (plus or minus any applicable market value	> Redemption Fees. See “Fees
adjustment) and the Fixed Account, minus any applicable early	- Redemption Fees”
withdrawal charge, maintenance fee, and redemption fees, plus the	> Tax Penalty. See “Tax
amount available for withdrawal from the Fixed Plus Account.	Considerations”
• Partial Withdrawal (Percentage or Specified Dollar Amount): You will
receive, reduced by any required tax, the amount you specify, subject	> Tax Withholding. See “Tax
Considerations”
to the value available in your account. However, the amount actually
withdrawn from your account will be adjusted by any applicable	To determine which may apply,
redemption fees, and by any applicable early withdrawal charge for	refer to the appropriate sections of
amounts withdrawn from the subaccounts, the Guaranteed	this prospectus, contact your local
Accumulation Account or the Fixed Account, and any positive or	representative or call the Company
negative market value adjustments for amounts withdrawn from the	at the number listed in “Contract
Guaranteed Accumulation Account. The amount available from the	Overview - Questions: Contacting
Fixed Plus Account may be limited.	the Company.”

For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.

> Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
> Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(2)	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

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Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 30 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinstate them, we will reinstate them in an ING GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

>	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

(1) Salary reduction contributions made after December 31, 1988; and
(2) Earnings on those contributions and earnings on amounts held before 1989 and credited after
December 31, 1988. Income attributable to salary reduction contributions and credited on or after
January 1, 1989, may not be distributed in the case of hardship.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

>	Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Tax Considerations of Qualified Contracts – Distributions – 403(b)
Plans.”
>	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship.
>	The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution.
>	If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met.
>	Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value.
>	Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). For certain contracts issued in the state of New York, the current rate applied is 6.0% and the current rate credited is 6.0%. We reserve the right to apply a loan interest rate spread of up to 3.0%.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be	Features of a Systematic
exercised at any time during the accumulation phase of the contract. To	Distributions Option
exercise one of these options, the account value must meet any minimum
dollar amount and age criteria applicable to that option. To determine what	If available under your plan, a
systematic distribution options are available, check with the contract holder or	systematic distribution option
allows you to receive regular
the Company.	payments from your account
without moving into the income
Systematic distribution options currently available under the contract include	phase. By remaining in the
the following:	accumulation phase, you retain
certain rights and investment
> Systematic Withdrawal Option (SWO). SWO is a series of partial	flexibility not available during the
withdrawals from your account based on a payment method you select. It	income phase. Because the
account remains in the
is designed for those who want a periodic income while retaining	accumulation phase, all
accumulation phase investment flexibility for amounts accumulated under	accumulation phase charges
the account. (This option may not be available if you have an outstanding	continue to apply.
loan.)

> Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

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Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the
Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Tax Considerations.”

DEATH BENEFIT

During the Income Phase	The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).
This section provides information
about the accumulation phase. For
death benefit information	> Under contracts issued in connection with most types of plans except most
applicable to the income phase,		voluntary 403(b) and Roth 403(b) plans, the contract holder must be named
see “The Income Phase.”		as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

> Under most group contracts issued in connection with voluntary 403(b) and
Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process

	1.	Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
	2.	The payment request should include selection of a benefit payment option.
	3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

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Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

  Lump-sum payment;

  Payment under an available income phase payment option (see “The Income Phase – Income Phase Payment Options”); and

  Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on these accounts.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options.

  Leaving the account value invested in the contract; and

  Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “The Income Phase – Income Phase Payment Options.”

Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a)

Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the Guaranteed Accumulation Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined on the next page), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees - Mortality and Expense Risk Charge.”

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Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation (the date of the next close of the New York Stock Exchange) following our receipt of proof of death and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section, where:

(a)

is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

(b)

is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See Appendix I and the Guaranteed Accumulation Account prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro-rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a)	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
(b)	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.

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THE INCOME PHASE
We may have used the following
During the income phase, you receive payments from your accumulated		terms in prior prospectuses:
account value.
Annuity Phase-Income
Initiating Income Phase Payments. At least 30 days prior to the date you		Phase
want to start receiving income phase payments, the contract holder, or you if		Annuity Option-Income
permitted by the plan, must notify us in writing of the following:		Phase Payment Option
>	Start date;	Annuity Payment-Income
>	Income phase payment option (see the income phase payment options table	Phase Payment
	in this section);	Annuitization-Initiating
>	Income phase payment frequency (i.e., monthly, quarterly, semi-annually	Income Phase Payments
or annually);
>	Choice of fixed or variable payments;
>	Selection of an assumed net investment rate (only if variable payments are elected); and
>	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

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Charges Deducted. When you select an income payment phase option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income

payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Life Income- Guaranteed Payments*

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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Lifetime Income Phase Payment Options (continued):

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Guaranteed	at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions:
Contacting the Company.”
Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.
(1)	For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

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CONTRACT DISTRIBUTION General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of  FINRA and the Securities Investor Protection Corporation
(“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut
06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Directed Services LLC	ING Funds Distributor, LLC
ING America Equities, Inc.	ING Investment Advisors, LLC
ING Financial Advisers, LLC	ING Investment Management Services LLC
ING Financial Markets LLC	ShareBuilder Securities Corporation
ING Financial Partners, Inc.	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to
7%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to
0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premiums received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

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We may also enter into special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.	14)	National Planning Corporation
2)	Symetra Investment Services, Inc.	15)	Morgan Keegan and Company, Inc.
3)	LPL Financial Corporation	16)	Multi-Financial Securities Corporation
4)	ING Financial Partners, Inc.	17)	Ameritas Investment Corp.
5)	Financial Network Investment Corporation	18)	Huckin Financial Group, Inc.
6)	Walnut Street Securities, Inc.®	19)	Securities America, Inc.
7)	Lincoln Financial Securities Corporation	20)	Wells Fargo Advisors, LLC
8)	NRP Financial, Inc.	21)	Northwestern Mutual Investment Services, LLC
9)	Valor Insurance Agency Inc.	22)	McGinn Smith & Co., Inc.
10) NFP Securities, Inc.		23)	Tower Square Securities, Inc.
11) American Portfolios Financial Services, Inc.		24)	NIA Securities, L.L.C.
12) Lincoln Investment Planning, Inc.		25)	Financial Telesis Inc.
13) Cadaret, Grant & Co., Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (“OEA”) and the Company

Effective December 28, 2009, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity.

Pursuant to the Agreement, the Company agrees:

  To reimburse OEA up to $4,000 per year for the expenses of an outside consultant hired by OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;

  To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;

  To develop a statewide program to educate OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and

  To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

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The Company may also from time to time contribute to the costs incurred by OEA in sponsoring certain union and OEA Board member functions that Company personnel are permitted to attend, although the Agreement between OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

TAX CONSIDERATIONS

I.	Introduction	In this Section
	The contract described in this prospectus is designed to be treated as an	I.	Introduction
annuity for U.S. federal income tax purposes. This section discusses our
	understanding of current federal income tax laws affecting the contract. The	II.	Taxation of Qualified
	U.S. federal income tax treatment of the contract is complex and sometimes		Contracts
	uncertain. You should keep the following in mind when reading it:	III.	Possible Changes in
>	Your tax position (or the tax position of the designated beneficiary, as		Taxation
	applicable) may influence the federal taxation of amounts held or paid out	IV.	Taxation of the Company
under the contract;
When consulting a qualified tax
>	Tax laws change. It is possible that a change in the future could affect	adviser, be certain that he or she
	contracts issued in the past, including the contract described in this	has expertise in the Tax Code
	prospectus;	sections applicable to your tax
concerns.
>	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
>	No assurance can be given that the IRS would not assetr, or that a court would not sustain, a position contrary to any of those set forth below.
We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contract, state tax laws or any other tax laws affecting the contract or any transactions involving the contract, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

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Qualified Contracts

The contract described in this prospectus is available for purchase on a tax-qualified basis (“qualified contracts”).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Tax Code sections 401(a), 401(k), 457(b), 403(a) or 403(b) of the Tax Code. Qualified contracts may also be offered in connection with deferred compensation plans under Tax Code section 457(f), qualified governmental excess benefit plans under Tax Code section 415(m), and bona fide severance pay plans under Tax Code section 457(e).

II. Taxation of Qualified Contracts

General

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are primarily designed for use with Tax Code section 401(a), 401(k), 403(a), 403(b), and 457(b) plans, including Roth 401(k) and Roth 403(b) plans. They may also be used with nonqualified deferred compensation plans under Tax Code section 457(f), with qualified governmental excess benefit arrangements under Tax Code section 415(m), and with bona fide severance pay plans under Tax Code section 457(e)(11). (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. This contract is available as a Tax Code section 403(b) tax-deferred annuity. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

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The contract may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for 403(b)(1) annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contract to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek qualified legal advice.

The contract may also be available as a Roth 401(k), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Section 457(b) and 457(f) Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

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Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Amounts deferred under Tax Code section 457(f) plans on or after January 1, 2005 must also meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service;

  Disability;

  Death;

  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;

  Change in control or ownership of the sponsoring employer; or

  Unforeseeable emergency.

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section 457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

  Interest at the underpayment rate plus one percent on the underpayments, and

  An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus.

Bona Fide Severance Pay Plans. If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a qualified tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

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     401(a), 401(k), Roth 401(k), 403(a), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2010). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

     457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or 100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

     Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

   401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;

  A required minimum distribution under Tax Code section 401(a)(9);

  A hardship withdrawal;

  Otherwise excludable from income; or

  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;

  You have become disabled, as defined in the Tax Code;

  You have died and the distribution is to your beneficiary;

  You have separated from service with the sponsor at or after age 55;

  The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

  The distribution is made due to an IRS levy upon your plan;

  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

     401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

     401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or, in some instances, termination of the plan. Such distributions remain subject to other applicable restrictions under the Tax Code.

   403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. See “Withdrawals - Withdrawal Restrictions.” Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

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If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Roth 401(k) and Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 401(k) or Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 401(k) or Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 401(k) or Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the five-year taxable period measured from the earlier of:
a)

The first taxable year you made a designated Roth 401(k) or Roth 403(b) contribution to any designated Roth 401(k) or Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

b)

If a rollover contribution was made from a designated Roth 401(k) or Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 401(k) or Roth 403(b) contribution to such previously established account; and

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or
	become	disabled as defined in the Tax Code.

  457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a 457(b) plan, amounts may not be made available to you earlier than: (i) the calendar year you attain age 70½; (ii) when you experience a severance from employment with your employer; or (iii) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

      457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;

  The time period in which all amounts in your contract(s) must be distributed; and

  Distribution amounts.

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     Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

  Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

  Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

     Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or

  Over a period not extending beyond the life expectancy of the designated beneficiary.

    Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or

  December 31 of the calendar year in which you would have attained age 70½.

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     No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans of Governmental Employers.

Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

     401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;

  An alternate payee under a QDRO in accordance with Tax Code section 414(p); or

  The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

III. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  standardized average annual total returns; and

  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), ING GET Fund guarantee charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

  During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

  During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 403(b) or Roth 401(k) accounts) as a designated Roth 403(b) or Roth 401(k) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
(b)

When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

(c)	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

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Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview: Questions - Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

  The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

  The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into the Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and

(b)	where:
a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

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This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

  Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;

  Tax Penalties and/or Tax withholding - See “Tax Considerations”;

  Early Withdrawal Charge - See “Fees”; and/or

  Maintenance Fee - See “Fees”.

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

  If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

  If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

  Short-term - three years or less; and

  Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

  Transfer dollars to a new guaranteed term;

  Transfer dollars to other available investment options; or

  Withdraw dollars.

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Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

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APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a)	The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b)

The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees -Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending

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upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

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APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

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Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

  The hardship is certified (required under most contracts);

  The partial withdrawal is taken proportionally from each investment option in which your account invests;

  The amount is paid directly to you; and

  The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

  The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

  The amount withdrawn is paid directly to you; and

  The amount paid for all partial and full withdrawals due to severance from employment during the previous 12- month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

  One-fourth of the remaining Fixed Plus Account value 12 months later;

  One-third of the remaining Fixed Plus Account value 12 months later;

  One-half of the remaining Fixed Plus Account value 12 months later; and

  The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

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Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

  due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

  due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of New York or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1.	Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code regulations thereunder if all of the following conditions are met:
The hardship is certified by the employer;
The amount is paid directly to you; and

The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York).

2.	For any in-service distributions permitted by the plan and the following conditions are met:
The distribution has been certified by the employer;
The amount distributed is paid directly to you; and

The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York).

3.	Due to your separation from service with the employer, provided that all the following apply*:

The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

______________	4. If you are at least age 59½ and, if applicable, have completed nine payment periods.
*	Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for from service if all of the following apply:
The employer certifies that you have separated from service;
We receive the withdrawal request within 60 days of the date of separation; and
You pay a 3% charge based on the entire Fixed Plus Account value.
If	you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

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5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

> The disability is certified by the employer or otherwise documented in a form acceptable to us; and
> The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account.

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APPENDIX IV

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b), 401 or 403(a) of the Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Internal Revenue Code Sections 403(b), Roth 403(b), 401(a)/401(k), Roth 401(k), or 403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

  The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Section 403(b), 401(a)/401(k) or 403(a), the participant has ownership in the value of his/her Employer Account.

  The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

  The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.

  On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

  In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

  Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “Tax Considerations – Section 403(b) and Roth 403(b) Tax- Deferred Annuities.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

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APPENDIX V DESCRIPTION OF UNDERLYING FUNDS

*Certain funds offered under the contracts have limited availability as follows:

>	Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus
Aspen Janus Portfolio, Janus Aspen Worldwide Portfolio, Oppenheimer Global Securities Fund/VA and
Oppenheimer Global Strategic Income Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.
>	Pioneer Equity Income VCT Portfolio is only available to a limited number of participants who did not participate in the fund substitution during July, 2007.
>	American Century® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.
>	Evergreen Special Values Fund is only available to plans offering the fund prior to September 1, 2005.
>	The following funds are not available to all plans: Allianz NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap
Portfolio, LKCM Aquinas Growth Fund, Morgan Stanley U.S. Small Cap Value Portfolio, The Hartford Capital
Appreciation Fund and The Hartford Dividend and Growth Fund. Availability is subject to Company and/or plan sponsor approval.
>	Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.
>	The ING GET U.S. Core Portfolio is not currently available for investment.
>	Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.

List of Fund Name Changes

Current Fund Name	Former Fund Name
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth Portfolio
Portfolio
ING Lord Abbett Growth and Income Portfolio	ING Lord Abbett Affiliated Portfolio
ING Oppenheimer Global Strategic Income Portfolio	ING Oppenheimer Strategic Income Portfolio
ING Solution Moderate Portfolio	ING Solution Growth and Income Portfolio
ING U.S. Stock Index Portfolio	ING Stock Index Portfolio
ING Wells Fargo Health Care Portfolio	ING Evergreen Health Sciences Portfolio
Invesco Mid Cap Core Equity Fund	AIM Mid Cap Core Equity Fund
Invesco V.I. Capital Appreciation Fund	AIM V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund	AIM V.I. Core Equity Fund
Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Strategic Bond Fund/VA

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

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Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
The Alger Funds II - Alger Green	Fred Alger	Seeks long-term capital appreciation.
Fund	Management, Inc.
Allianz Funds - Allianz NFJ Large-	Allianz Global	Seeks long-term growth of capital and income.
Cap Value Fund	Investors Fund
Management LLC

Subadviser: NFJ
Investment Group LLC
(“NFJ”)
Amana Mutual Funds Trust -	Saturna Capital	Seeks long-term capital growth.
Amana Growth Fund	Corporation
Amana Mutual Funds Trust -	Saturna Capital	Seeks current income and preservation of
Amana Income Fund	Corporation	capital.
American Century Quantitative	American Century	Seeks long-term capital growth by investing in
Equity Funds, Inc. -	Investment	common stocks. Income is a secondary
American Century® Income &	Management, Inc.	objective.
Growth Fund
American Century Government	American Century	Seeks to provide total return and inflation
Income Trust - American	Investment	protection consistent with investments in
Century Ò Inflation-Adjusted	Management, Inc.	inflation-indexed securities.
Bond Fund
Ariel Investment Trust – Ariel Fund	Ariel Investments, LLC	Seeks long-term capital appreciation.

Artisan Funds, Inc - Artisan	Artisan Partners	Seeks maximum long-term capital growth.
International Fund	Limited Partnership

Aston Funds - Aston/Optimum Mid	Aston Asset	Seeks long-term total return through capital
Cap Fund	Management LP	appreciation by investing primarily in common
and preferred stocks and convertible securities.
Subadviser: Optimum
Investment Advisors,
LLC
BlackRock Mid Cap Value	BlackRock Advisors,	Seeks capital appreciation and, secondarily,
Opportunities Series, Inc. -	LLC	income.
BlackRock Mid Cap Value
Opportunities Fund	Subadviser:
BlackRock Investment
Management, LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified portfolio that seeks to
Calvert VP SRI Balanced	Management Company,	achieve a competitive total return through an
Portfolio	Inc.	actively managed portfolio of stocks, bonds and
money market instruments which offer income
	Subadvisers: (equity	and capital growth opportunity and which
	portion of Portfolio):	satisfy the investment criteria, including
	New Amsterdam	financial, sustainability and social
	Partners LLC	responsibility factors.
Calvert Asset
Management Company,
Inc. manages fixed-
income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for
the Portfolio.
Columbia Acorn Trust -	Columbia Management	Seeks long-term capital appreciation.
ColumbiaSM Acorn® Fund	Advisors, LLC
*Effective on or about May 1,
2010, the Investment Adviser
is scheduled to change to
Columbia Management
Investment Advisers, LLC.
Columbia Funds Series Trust –	Columbia Management	Seeks long-term capital appreciation.
Columbia Mid Cap Value Fund	Advisors, LLC
*Effective on or about May 1,
2010, the Investment Adviser
is scheduled to change to
Columbia Management
Investment Advisers, LLC.
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of capital by
	Management Company	investing in companies based outside the
United States.
Evergreen Equity Trust - Evergreen	Evergreen Investment	Seeks to produce growth of capital.
Special Values Fund	Management Company,
LLC
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR	yield on the securities comprising the Standard
	Co., Inc.; Fidelity	& Poor’s 500SM Index.
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Mid Cap	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Overseas	Research Company
Portfolio
Subadvisers: FMR
Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return. The Fund
Insurance Products Trust –	Services, LLC	normally invests at least 80% of its net assets in
Franklin Small Cap Value		investments of small capitalization companies.
Securities Fund
Fundamental InvestorsSM	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	and income primarily through investments in
common stocks.
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
ING Investors Trust – ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio
Global Management,
LLC
ING Balanced Portfolio	ING Investments, LLC	Prio to July 15, 2010, the Portfolio seeks to
maximize investment return, consistent with
	Subadviser: ING	reasonable safety of principal, by investing in a
	Investment	diversified portfolio of one or more of the
	Management Co.	following asset classes: stocks, bonds and cash
equivalents, based on the judgment of the
Portfolio’s management, of which of those
sectors or mix thereof offers the best
investment prospects.
Effective July 15, 2010, the Portfolio seeks
total return consisting of capital appreciation
(both realized and unrealized) and current
income; the secondary investment objective is
long-term capital appreciation.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO,
Inc.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return
	Subadviser: ING	consisting of capital appreciation and current
	Clarion Real Estate	income.
Securities LLC
ING Investors Trust – ING Clarion	Directed Services LLC	A non-diversified portfolio that seeks total
Real Estate Portfolio		return including capital appreciation and
	Subadviser: ING	current income.
Clarion Real Estate
Securities LLC
ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value Portfolio
Subadviser: Columbia
Management Advisors,
LLC
ING Partners, Inc. – ING Davis	Directed Services LLC	Seeks long-term growth of capital.
New York Venture Portfolio
Subadviser: Davis
Selected Advisers, L.P.
ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
* FMRSM is a service mark of Fidelity	Management &
Management & Research Company	Research Company
ING Variable Insurance Trust –	ING Investments, LLC	Seeks to achieve maximum total return and
ING GET U.S. Core Portfolio		minimal exposure of assets to a market value
	Subadviser: ING	loss by participating, to the extent possible, in
	Investment	favorable equity market performance during the
	Management Co.	guarantee period.
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Funds Trust – ING GNMA	ING Investments, LLC	Seeks a high level of current income, consistent
Income Fund		with liquidity and safety of principal, through
	Subadviser: ING	investment primarily in Government National
	Investment	Mortgage Association (GNMA) mortgage-
	Management Co.	backed securities (also known as GNMA
Certificates) that are guaranteed as to the timely
payment of principal and interest by the U.S.
Government.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks. It is anticipated that capital
	Management Co.	appreciation and investment income will both
be major factors in achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index, while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index, while maintaining a market level of
	Investment	risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index, while maintaining a
	Investment	market level of risk.
Management Co.
ING Partners, Inc. – ING Index	Directed Services LLC	Seeks to provide a combination of total return
Solution Income Portfolio		and stability of principal consistent with an
	Investment	asset allocation targeted to retirement.
Committee
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2015 Portfolio		Portfolio seeks to provide total return consistent
	Investment	with an asset allocation targeted at retirement in
	Committee	approximately 2015. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2025 Portfolio		Portfolio seeks to provide total return consistent
	Investment	with an asset allocation targeted at retirement in
	Committee	approximately 2025. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2035 Portfolio		Portfolio seeks to provide total return consistent
	Investment	with an asset allocation targeted at retirement in
	Committee	approximately 2035. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2045 Portfolio		Portfolio seeks to provide total return consistent
	Investment	with an asset allocation targeted at retirement in
	Committee	approximately 2045. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Index	Directed Services LLC	Until the day prior to its Target Date, the
Solution 2055 Portfolio		Portfolio seeks to provide total return consistent
	Investment	with an asset allocation targeted at retirement in
	Committee	approximately 2055. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
	Subadviser: ING	objective through investments in a diversified
	Investment	portfolio consisting primarily of debt securities.
	Management Co.	It is anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
International Index Portfolio		expenses) that correspond to the total return of
	Subadviser: ING	a widely accepted International Index.
Investment
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
International Value Portfolio
Subadviser: ING
Investment
Management Co.
ING Investors Trust - ING Janus	Directed Services LLC	A non-diversified portfolio that seeks capital
Contrarian Portfolio		appreciation.
Subadviser: Janus
Capital Management,
LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason ClearBridge Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Growth and Income		secondarily, current income.
Portfolio	Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company
ING Investors Trust – ING MFS	Directed Services LLC	Seeks total return.
Utilities Portfolio
Subadviser:
Massachusetts
Financial Services
Company
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Money Market Portfolio*	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
* There is no guarantee that the ING	Investment	market instruments while maintaining a stable
Money Market Subaccount will have	Management Co.	share price of $1.00.
a positive or level return.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Global Strategic		derived from interest on debt securities.
Income Portfolio	Subadviser:
OppenheimerFunds,
Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.
ING Investors Trust – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	A non-diversified Portfolio that seeks
RussellTM Large Cap Growth		investment results (before fees and expenses)
Index Portfolio	Subadviser: ING	that correspond to the total return of the Russell
	Investment	Top 200® Growth Index.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Large Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Top 200® Index.
Investment
Management Co.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	A non-diversified Portfolio that seeks
RussellTM Large Cap Value Index		investment results (before fees and expenses)
Portfolio	Subadviser: ING	that correspond to the total return of the Russell
	Investment	Top 200® Value Index.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	A non-diversified Portfolio that seeks
RussellTM Mid Cap Growth Index		investment results (before fees and expenses)
Portfolio	Subadviser: ING	that correspond to the total return of the Russell
	Investment	Midcap® Growth Index.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Mid Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell Midcap® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Small Cap Index		expenses) that correspond to the total return of
Portfolio	Subadviser: ING	the Russell 2000® Index.
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks of companies with smaller market
	Investment	capitalizations.
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
SmallCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide capital growth through a
Growth Portfolio		diversified asset allocation strategy.
Asset Allocation
Committee
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Asset Allocation	asset allocation targeted to retirement.
Committee
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Moderate Portfolio		and stability of principal through a diversified
	Asset Allocation	asset allocation strategy.
Committee
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2015. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2025. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2035. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2045. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2055 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2055. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation		investment return, consistent with the
Portfolio	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.

ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth		only an incidental consideration.
Portfolio	Subadviser: Templeton
Global Advisors
Limited
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc.
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks investment results (before fees and
U.S. Bond Index Portfolio		expenses) that correspond to the total return of
	Subadviser: Neuberger	the Barclays Capital U.S. Aggregate Bond
	Berman Fixed Income	Index® .
LLC
ING Investors Trust – ING U.S.	Directed Services LLC	Seeks total return.
Stock Index Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van		Seeks total return, consisting of long-term
Kampen Equity and Income	Directed Services LLC	capital appreciation and current income.
Portfolio
Subadviser: Van
Kampen

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen
ING Investors Trust – ING Wells	Directed Services LLC	A non-diversified portfolio that seeks long-term
Fargo Health Care Portfolio		capital growth.
Subadviser: Wells
Capital Management,
Inc.
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells
Capital Management,
Inc.
Invesco Growth Series – Invesco	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Mid Cap Core Equity Fund

Invesco Variable Insurance Funds -	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Invesco V.I. Capital Appreciation
Fund
Invesco Variable Insurance Funds -	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Invesco V.I. Core Equity Fund

Janus Aspen Series – Balanced	Janus Capital	Seeks long-term capital growth, consistent with
Portfolio	Management LLC	preservation of capital and balanced by current
income.
Janus Aspen Series – Enterprise	Janus Capital	Seeks long-term growth of capital.
Portfolio	Management LLC

Janus Aspen Series – Flexible Bond	Janus Capital	Seeks to obtain maximum total return,
Portfolio	Management LLC	consistent with the preservation of capital

Janus Aspen Series – Janus	Janus Capital	Seeks long-term growth of capital in a manner
Portfolio	Management LLC	consistent with the preservation of capital.

Janus Aspen Series – Worldwide	Janus Capital	Seeks long-term growth of capital in a manner
Portfolio	Management LLC	consistent with the preservation of capital.

Lazard Funds, Inc. – Lazard U.S.	Lazard Asset	Seeks long-term capital appreciation.
Mid Cap Equity Portfolio	Management LLC
LKCM Funds – LKCM Aquinas	Luther King Capital	Seeks to maximize long-term capital
Growth Fund	Management	appreciation.
Corporation
Loomis Sayles Funds I – Loomis	Loomis, Sayles &	Seeks long-term capital growth from
Sayles Small Cap Value Fund	Company, L.P.	investment in common stocks or other equity
securities.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Morgan Stanley Institutional Fund	Morgan Stanley	Seeks above-average total return over a market
Trust – U.S. Small Cap Value	Investment	cycle of three to five years.
Portfolio	Management Inc.

* Effective May 28, 2010, Morgan Stanley U.S.
Small Cap Value Portfolio, is scheduled to
change its name to Invesco U.S. Small Cap
Value Portfolio.
Neuberger Berman Socially	Neuberger Berman	Seeks long-term growth of capital by investing
Responsive Fund®	Management Inc.	primarily in securities of companies that meet
the fund’s financial criteria and social policy.
Subadviser: Neuberger
Berman, LLC
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through investments all over the world
including the United States.
Oppenheimer Developing Markets	OppenheimerFunds,	Aggressively seeks capital appreciation.
Fund	Inc.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks long-term capital appreciation by
Funds – Oppenheimer Global	Inc.	investing a substantial portion of assets in
Securities Fund/VA		securities of foreign issuers, “growth-type”
companies, cyclical industries and special
situations that are considered to have
appreciation possibilities.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks a high level of current income principally
Funds – Oppenheimer Global	Inc.	derived from interest on debt securities.
Strategic Income Fund/VA
Oppenheimer Variable Account	OppenheimerFunds,	Seeks capital appreciation.
Funds – Oppenheimer Main	Inc.
Street Small Cap Fund® /VA
Pax World Balanced Fund	Pax World	Seeks income and conservation of principal and
	Management Corp.	secondarily possible long-term growth of
capital.
PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC	investment management.
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks current income and long-term growth of
Pioneer Equity Income VCT	Management, Inc.	capital from a portfolio consisting primarily of
Portfolio		income producing equity securities of U.S.
corporations.
Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.
RiverSource Investment Series, Inc.	RiverSource	Seeks to provide shareholders with a high level
– RiverSource Diversified Equity	Investments, LLC	of current income and, as a secondary objective
Income Fund		steady growth of capital growth.
SMALLCAP World Fund®	Capital Research and	Seeks to provide long-term growth of capital by
	Management Company	investing in the stocks of smaller companies in
the United States and around the world.
Templeton Income Trust –	Franklin Advisers, Inc.	Seeks current income with capital appreciation
Templeton Global Bond Fund		and growth of income.

PRO.01107-10

79

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
The Bond Fund of AmericaSM	Capital Research and	Seeks to provide as high a level of current
	Management Company	income as is consistent with the preservation of
capital.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
The Hartford Mutual Funds, Inc. -	HIFSCO	Seeks growth of capital.
The Hartford Capital
Appreciation Fund	Subadviser:
Wellington
Management Company,
LLP
The Hartford Mutual Funds, Inc. -	HIFSCO	Seeks a high level of current income consistent
The Hartford Dividend and		with growth of capital.
Growth Fund	Subadviser:
Wellington
Management Company,
LLP
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
International	Asset Management,
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	A non-diversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
USA	Asset Management,
L.P.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management Company	opportunity for growth of principal consistent
with sound common stock investing.

PRO.01107-10

80

cfiscomplete01107.htm - Generated by SEC Publisher for SEC Filing

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00% Effective April 1, 2005
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 11
With Total Separate Account Charges of 0.00% Effective July 18, 2008
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 21
With Total Separate Account Charges of 0.10%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 26
With Total Separate Account Charges of 0.20%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 30
With Total Separate Account Charges of 0.25%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 38
With Total Separate Account Charges of 0.30%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 49
With Total Separate Account Charges of 0.35%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 55
With Total Separate Account Charges of 0.40%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 67
With Total Separate Account Charges of 0.45%
Table 10 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 69
With Total Separate Account Charges of 0.50%
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 81
With Total Separate Account Charges of 0.55%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 92
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 96
With Total Separate Account Charges of 0.60%
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 108
With Total Separate Account Charges of 0.65%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 119
With Total Separate Account Charges of 0.70%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 130
With Total Separate Account Charges of 0.75%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 141
With Total Separate Account Charges of 0.80%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 152
With Total Separate Account Charges of 0.85%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 163
With Total Separate Account Charges of 0.90%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 174
With Total Separate Account Charges of 0.90% Effective December 16, 2008
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 184
With Total Separate Account Charges of 0.95%

PRO.01107-10

i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 195
With Total Separate Account Charges of 1.00%

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 206
With Total Separate Account Charges of 1.05%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 217
With Total Separate Account Charges of 1.10%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 227
With Total Separate Account Charges of 1.15%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 238
With Total Separate Account Charges of 1.20%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 249
With Total Separate Account Charges of 1.25%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 259
With Total Separate Account Charges of 1.30%

Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 268
With Total Separate Account Charges of 1.35%

Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 277
With Total Separate Account Charges of 1.40%

Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 288
With Total Separate Account Charges of 1.45%

Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 298
With Total Separate Account Charges of 1.50%

Table 33 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 306
With Total Separate Account Charges of 1.25%

Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 318
Issued June 30, 1993 With Total Separate Account Charges of 1.25%

Table 35 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total	CFI 322
Separate Account Charges of 1.40%

Table 36 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 327
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 37 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 338
and Deferred Compensation Plans

Table 38 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 345
of 0.00% Effective January 4, 2005

Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 349
of 0.00% Effective May 30, 2008

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 349
of 0.05% Effective September 10, 2007

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 352
of 0.25%

Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 363
of 0.40%

PRO.01107-10

ii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 370
of 0.45%
Table 44 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 371
of 0.75%
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 380
of 0.80%
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 389
of 0.80% Effective March 1, 2007
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 401
of 0.95% Effective December 16, 1996
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 410
of 0.95% Effective March 20, 2008
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 414
of 1.25%
Table 50 – For Deferred Compensation Contracts With Differing With Total Separate	CFI 423
Account Charges of (0.75% for ING Portfolios and 0.90% for all other funds)
Table 51 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate	CFI 432
Account Charges

PRO.01107-10

iii

APPENDIX VI CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2009 are not reflected in this information.

TABLE 1

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005 (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.04
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	92
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.38	$10.98
Value at end of period	$8.94	$7.38
Number of accumulation units outstanding at end of period	1,017	746
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.28	$11.07
Value at end of period	$10.62	$8.28
Number of accumulation units outstanding at end of period	593	386
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	72
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.87
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	3,425
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.00	$13.80
Value at end of period	$12.53	$10.00
Number of accumulation units outstanding at end of period	913	786
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.13	$6.56
Value at end of period	$8.11	$6.13
Number of accumulation units outstanding at end of period	1,776	1,777
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.03	$20.24	$17.03	$15.73
Value at end of period	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	39,259	24,302	214	9

CFI 1

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.91	$24.20	$20.61
Value at end of period	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.80	$17.08	$16.82	$16.47
Value at end of period	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	30,022	25,571	32	2
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.95	$14.98
Value at end of period	$11.48	$8.95
Number of accumulation units outstanding at end of period	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.56	$14.13	$12.22	$11.33
Value at end of period	$11.99	$8.56	$14.13	$12.12
Number of accumulation units outstanding at end of period	1,163,340	935,268	705,726	446,101
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.37	$16.12
Value at end of period	$13.12	$10.37
Number of accumulation units outstanding at end of period	3,619	3,366
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.78	$19.07	$20.77
Value at end of period	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	1,574	1,668	185
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.90	$16.20	$17.81
Value at end of period	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	1,705	297	59
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.53	$20.45	$17.56	$15.48
Value at end of period	$13.86	$11.53	$20.45	$17.56
Number of accumulation units outstanding at end of period	1,062	562	77	3
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.75	$15.47
Value at end of period	$14.01	$11.75
Number of accumulation units outstanding at end of period	39,493	41,539
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.53	$11.08	$10.89
Value at end of period	$8.77	$6.53	$11.08
Number of accumulation units outstanding at end of period	1	1	1

CFI 2

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.54	$19.64	$18.54
Value at end of period	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	6,743	5,483	198
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$6.43	$9.35
Value at end of period	$8.39	$6.43
Number of accumulation units outstanding at end of period	13,275	14,085
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$3.28	$5.45	$4.69
Value at end of period	$5.01	$3.28	$5.45
Number of accumulation units outstanding at end of period	3,894	3,572	13
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.73	$9.75
Value at end of period	$9.00	$6.73
Number of accumulation units outstanding at end of period	1,674	1,809
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.20	$13.11
Value at end of period	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	3,941	3,411	8
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.89	$6.28
Value at end of period	$8.59	$6.89
Number of accumulation units outstanding at end of period	87	12
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.79	$21.84
Value at end of period	$18.15	$13.79
Number of accumulation units outstanding at end of period	645	339
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.97	$13.97	$12.87	$12.12
Value at end of period	$11.97	$9.97	$13.97	$12.87
Number of accumulation units outstanding at end of period	1,862	1,468	42	7
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.30	$15.28	$15.09
Value at end of period	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	2,260	836	30
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.06	$12.39
Value at end of period	$11.08	$8.06
Number of accumulation units outstanding at end of period	2,231	10,362

CFI 3

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.36	$10.51
Value at end of period	$9.59	$7.36
Number of accumulation units outstanding at end of period	72,289	74,349
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.61	$13.66
Value at end of period	$11.84	$9.61
Number of accumulation units outstanding at end of period	67,432	64,140
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.74	$26.82	$27.91
Value at end of period	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	25,268	22,053	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.68	$19.08	$22.35
Value at end of period	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	3,738	3,269	22
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.71	$17.16	$16.19	$15.55	$15.10
Value at end of period	$17.52	$15.71	$17.16	$16.19	$15.55
Number of accumulation units outstanding at end of period	10,985	26,354	13,376	4	212,583
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.99
Value at end of period	$7.63
Number of accumulation units outstanding at end of period	6,087
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.39	$19.91	$18.72
Value at end of period	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	4,699	3,539	2
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.86	$11.49	$10.89
Value at end of period	$8.00	$5.86	$11.49
Number of accumulation units outstanding at end of period	379	109	64
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.39	$22.36
Value at end of period	$21.25	$12.39
Number of accumulation units outstanding at end of period	7,915	234
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.56	$18.34
Value at end of period	$15.78	$12.56
Number of accumulation units outstanding at end of period	665	980

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.15	$13.06	$14.35
Value at end of period	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	481	256	1
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$6.39	$10.52	$10.69	$10.75
Value at end of period	$8.46	$6.39	$10.52	$10.69
Number of accumulation units outstanding at end of period	12,985	12,528	100	1
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.22	$10.41
Value at end of period	$8.60	$7.22
Number of accumulation units outstanding at end of period	11,197	10,634
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.62	$10.24
Value at end of period	$8.57	$6.62
Number of accumulation units outstanding at end of period	120	2,031
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.46	$18.74	$15.64
Value at end of period	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	1,592	1,282	97
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.47	$10.95
Value at end of period	$14.70	$12.47
Number of accumulation units outstanding at end of period	1,967	1,856
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.94	$19.17	$16.64
Value at end of period	$15.86	$11.94	$19.17
Number of accumulation units outstanding at end of period	3,089	2,654	864
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.02	$14.66
Value at end of period	$14.17	$10.02
Number of accumulation units outstanding at end of period	866	879
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.51	$14.13	$13.44	$12.81	$12.51
Value at end of period	$14.55	$14.51	$14.13	$13.44	$12.81
Number of accumulation units outstanding at end of period	20,347	16,516	2,879	23	256,425
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.20	$15.42	$13.92
Value at end of period	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	63,263	62,671	412

CFI 5

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.08	$12.08	$10.97	$10.55
Value at end of period	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	12,134	10,513	424	8
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.63	$15.08
Value at end of period	$12.24	$10.63
Number of accumulation units outstanding at end of period	10,897	10,493
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.18	$11.85	$11.52	$11.15
Value at end of period	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	1,103	696	49	16
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.60	$14.10
Value at end of period	$15.32	$13.60
Number of accumulation units outstanding at end of period	33,406	5,932
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.50	$8.95
Value at end of period	$7.33	$6.50
Number of accumulation units outstanding at end of period	6,902	5,503
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.51	$11.47	$10.88	$10.31
Value at end of period	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	3,892	2,956	62	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$7.99	$11.32	$10.66	$10.61
Value at end of period	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	12,891	1,301	469	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.58	$11.30	$10.69
Value at end of period	$9.51	$7.58	$11.30
Number of accumulation units outstanding at end of period	4,729	3,331	113
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.72
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	1,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.99
Value at end of period	$8.26
Number of accumulation units outstanding at end of period	538

CFI 6

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.08
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	842
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.44
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	166
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.96	$8.96
Value at end of period	$8.36	$5.96
Number of accumulation units outstanding at end of period	125	126
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.86	$9.96
Value at end of period	$8.99	$6.86
Number of accumulation units outstanding at end of period	145	117
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.17	$20.39
Value at end of period	$19.35	$15.17
Number of accumulation units outstanding at end of period	9,558	8,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.13	$12.48	$11.93	$11.81
Value at end of period	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	4,089	1,918	30	2
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.57	$12.11
Value at end of period	$10.78	$8.57
Number of accumulation units outstanding at end of period	22,242	24,076
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.45	$13.41	$12.97
Value at end of period	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	18,214	14,316	4
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during Martch 2007)
Value at beginning of period	$8.32	$13.84	$12.92
Value at end of period	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	8,010	4,131	66
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.78	$11.64
Value at end of period	$11.47	$9.78
Number of accumulation units outstanding at end of period	1,578	285
CFI 7

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.84	$13.75
Value at end of period	$11.16	$8.84
Number of accumulation units outstanding at end of period	27	27
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.82	$15.47	$14.62	$14.13
Value at end of period	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	6,374	5,534	2	13
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.30	$14.55	$13.85	$13.86
Value at end of period	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	5,281	8,393	23	1
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.29	$14.80	$14.03	$13.30
Value at end of period	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	1,790	1,798	408	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.57	$13.20	$13.63
Value at end of period	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	11,024	6,953	2,556
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.16	$14.35	$14.81
Value at end of period	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	26,279	24,514	17
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.30	$19.12	$18.88
Value at end of period	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	8,093	7,323	165
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.28	$17.78	$16.33
Value at end of period	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	23,974	21,905	44
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.34	$10.21
Value at end of period	$8.38	$6.34
Number of accumulation units outstanding at end of period	7,800	6,547
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.89	$9.58
Value at end of period	$9.11	$6.89
Number of accumulation units outstanding at end of period	104	85

CFI 8

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.74	$12.91
Value at end of period	$12.66	$8.74
Number of accumulation units outstanding at end of period	5,704	3,620
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.27	$10.25
Value at end of period	$10.87	$10.27
Number of accumulation units outstanding at end of period	740	740
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.17	$13.57	$13.61
Value at end of period	$10.77	$8.17	$13.57
Number of accumulation units outstanding at end of period	7,559	7,482	5
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.44	$13.91
Value at end of period	$12.13	$9.44
Number of accumulation units outstanding at end of period	7,922	6,993
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.66	$12.03
Value at end of period	$11.85	$9.66
Number of accumulation units outstanding at end of period	29,674	26,806
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.98	$13.25	$13.66
Value at end of period	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	6,875	3,216	153
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.86	$9.16
Value at end of period	$8.93	$6.86
Number of accumulation units outstanding at end of period	0	6,810
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.42	$8.81	$9.76
Value at end of period	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	312	127	27
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.72	$14.68
Value at end of period	$12.30	$9.72
Number of accumulation units outstanding at end of period	9,018	6,444
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.07	$10.78
Value at end of period	$9.22	$7.07
Number of accumulation units outstanding at end of period	125	220

CFI 9

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.97	$17.64	$15.53
Value at end of period	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$37.41	$71.98	$54.52
Value at end of period	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.35	$12.24
Value at end of period	$11.46	$8.35
Number of accumulation units outstanding at end of period	176	519
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.87	$14.25	$14.30
Value at end of period	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	2,130	1,771
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.50	$12.37	$11.19	$11.36
Value at end of period	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	39,533	24,275	35	6
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.36	$12.84	$12.93
Value at end of period	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.12	$10.66
Value at end of period	$13.03	$8.12
Number of accumulation units outstanding at end of period	178	151
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.34
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	78
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$23.17	$21.80	$19.67	$18.74
Value at end of period	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	5,067	3,054	240	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.34	$15.32	$13.79
Value at end of period	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	27,350	18,493	1,593

CFI 10

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.75	$10.57	$11.18
Value at end of period	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.48	$16.64	$18.02
Value at end of period	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	3,723	1,437	47
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.25	$12.72
Value at end of period	$11.00	$9.25
Number of accumulation units outstanding at end of period	1,623	1,206

TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008 (Selected data for accumulation units outstanding throughout each period)

	2009	2008
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.60	$8.25
Value at end of period	$6.78	$5.60
Number of accumulation units outstanding at end of period	8,525	10,105
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.87	$9.14
Value at end of period	$8.82	$6.87
Number of accumulation units outstanding at end of period	27,508	25,941
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.47
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	1,647
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.05
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	3,043
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.51
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	8,559
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.50
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	8,924
ARTISAN INTERNATIONAL FUND

CFI 11

	Condensed Financial Information (continued)

	2009	2008
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.61	$5.61
Value at end of period	$7.84	$5.61
Number of accumulation units outstanding at end of period	91	48
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.80	$9.15
Value at end of period	$8.52	$6.80
Number of accumulation units outstanding at end of period	55,182	57,872
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.89	$8.65
Value at end of period	$8.20	$5.89
Number of accumulation units outstanding at end of period	69,774	72,953
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.42	$8.62
Value at end of period	$8.34	$6.42
Number of accumulation units outstanding at end of period	1,708	1,509
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.65	$8.35
Value at end of period	$7.67	$5.65
Number of accumulation units outstanding at end of period	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.48	$8.01
Value at end of period	$7.13	$5.48
Number of accumulation units outstanding at end of period	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.16	$8.37
Value at end of period	$6.62	$5.16
Number of accumulation units outstanding at end of period	145,772	159,855
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.51	$8.45
Value at end of period	$6.97	$5.51
Number of accumulation units outstanding at end of period	17,684	20,252
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.35	$8.99
Value at end of period	$8.21	$6.35
Number of accumulation units outstanding at end of period	14,398	5,531
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.15	$9.14
Value at end of period	$8.20	$6.15
Number of accumulation units outstanding at end of period	4,246	1,185

CFI 12

Condensed Financial Information (continued)

	2009	2008
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.02	$8.80
Value at end of period	$9.52	$7.02
Number of accumulation units outstanding at end of period	3,911	11,028
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.60	$8.52
Value at end of period	$6.73	$5.60
Number of accumulation units outstanding at end of period	1,390	5,579
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.16	$8.99
Value at end of period	$8.53	$7.16
Number of accumulation units outstanding at end of period	149,676	207,841
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.76	$8.52
Value at end of period	$7.74	$5.76
Number of accumulation units outstanding at end of period	552	41
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.68	$8.16
Value at end of period	$7.68	$5.68
Number of accumulation units outstanding at end of period	4,529	6,052
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.93	$8.31
Value at end of period	$7.75	$5.93
Number of accumulation units outstanding at end of period	30,788	33,919
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.87	$8.53
Value at end of period	$8.96	$5.87
Number of accumulation units outstanding at end of period	14,441	15,736
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.73	$9.75
Value at end of period	$9.00	$6.73
Number of accumulation units outstanding at end of period	2,537	2,086
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.35	$8.36
Value at end of period	$7.27	$5.35
Number of accumulation units outstanding at end of period	1,374	12,492
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.96	$8.50
Value at end of period	$7.84	$5.96
Number of accumulation units outstanding at end of period	3,941	5,436

CFI 13

	Condensed Financial Information (continued)

	2009	2008
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.09	$9.15
Value at end of period	$8.52	$7.09
Number of accumulation units outstanding at end of period	2,367	12,460
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.94	$8.91
Value at end of period	$8.26	$5.94
Number of accumulation units outstanding at end of period	252	252
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.01	$10.11
Value at end of period	$8.27	$6.01
Number of accumulation units outstanding at end of period	27,262	28,762
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.12	$8.55
Value at end of period	$7.96	$6.12
Number of accumulation units outstanding at end of period	447,140	479,365
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.20	$8.38
Value at end of period	$7.63	$6.20
Number of accumulation units outstanding at end of period	188,882	209,655
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.04	$8.88
Value at end of period	$7.96	$6.04
Number of accumulation units outstanding at end of period	120,490	120,898
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.21	$8.43
Value at end of period	$7.75	$6.21
Number of accumulation units outstanding at end of period	73,885	84,620
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.25	$9.83
Value at end of period	$10.32	$9.25
Number of accumulation units outstanding at end of period	123,769	143,974
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.99
Value at end of period	$7.63
Number of accumulation units outstanding at end of period	2,015
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.69	$8.48
Value at end of period	$7.23	$5.69
Number of accumulation units outstanding at end of period	14,326	16,933

CFI 14

Condensed Financial Information (continued)

	2009	2008
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$4.91	$8.36
Value at end of period	$8.42	$4.91
Number of accumulation units outstanding at end of period	14,026	13,398
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.53	$8.72
Value at end of period	$8.21	$6.53
Number of accumulation units outstanding at end of period	4,474	4,123
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.57	$8.83
Value at end of period	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,669	1,175
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.87	$8.69
Value at end of period	$7.76	$5.87
Number of accumulation units outstanding at end of period	84,881	89,897
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.19	$8.14
Value at end of period	$7.37	$6.19
Number of accumulation units outstanding at end of period	19,922	20,417
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.62	$9.33
Value at end of period	$8.57	$6.62
Number of accumulation units outstanding at end of period	3,407	1,451
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$4.95	$8.25
Value at end of period	$6.81	$4.95
Number of accumulation units outstanding at end of period	545	5,294
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.63	$9.02
Value at end of period	$8.99	$7.63
Number of accumulation units outstanding at end of period	7,561	3,589
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.31	$9.35
Value at end of period	$8.38	$6.31
Number of accumulation units outstanding at end of period	6,053	8,933
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.37	$9.34
Value at end of period	$9.02	$6.37
Number of accumulation units outstanding at end of period	12,540	13,942

CFI 15

	Condensed Financial Information (continued)

	2009	2008
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.36	$10.27
Value at end of period	$10.39	$10.36
Number of accumulation units outstanding at end of period	75,330	97,099
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.76	$8.26
Value at end of period	$8.04	$5.76
Number of accumulation units outstanding at end of period	328,746	358,220
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.53	$10.20
Value at end of period	$10.37	$8.53
Number of accumulation units outstanding at end of period	46,923	40,880
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.26	$8.23
Value at end of period	$7.20	$6.26
Number of accumulation units outstanding at end of period	18,757	8,713
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.69	$9.51
Value at end of period	$11.49	$7.69
Number of accumulation units outstanding at end of period	3,694	5,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.20	$10.03
Value at end of period	$11.48	$10.20
Number of accumulation units outstanding at end of period	61,745	27,751
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.74	$8.79
Value at end of period	$7.59	$6.74
Number of accumulation units outstanding at end of period	9,581	12,213
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.39	$8.71
Value at end of period	$7.95	$6.39
Number of accumulation units outstanding at end of period	4,361	4,181
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.96	$9.54
Value at end of period	$11.62	$6.96
Number of accumulation units outstanding at end of period	6,907	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.39	$8.64
Value at end of period	$8.01	$6.39
Number of accumulation units outstanding at end of period	11,081	11,006

CFI 16

	Condensed Financial Information (continued)

	2009	2008
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.72
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	1,648
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.68	$8.42
Value at end of period	$8.26	$6.68
Number of accumulation units outstanding at end of period	3,960	3,911
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.08
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	490
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.44
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	1,989
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.34	$9.09
Value at end of period	$8.31	$6.34
Number of accumulation units outstanding at end of period	0	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.61	$9.02
Value at end of period	$8.43	$6.61
Number of accumulation units outstanding at end of period	49,521	45,373
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.19	$9.08
Value at end of period	$8.80	$7.19
Number of accumulation units outstanding at end of period	1,633	3,865
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.45	$8.71
Value at end of period	$8.12	$6.45
Number of accumulation units outstanding at end of period	35,287	5,926
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.13	$8.53
Value at end of period	$7.87	$6.13
Number of accumulation units outstanding at end of period	23,235	24,052
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.84	$8.43
Value at end of period	$7.58	$5.84
Number of accumulation units outstanding at end of period	4,877	5,051

CFI 17

Condensed Financial Information (continued)

	2009	2008
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.64	$9.22
Value at end of period	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,025	2,700
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.32	$8.63
Value at end of period	$7.91	$6.32
Number of accumulation units outstanding at end of period	21,181	25,964
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.91	$8.87
Value at end of period	$8.41	$6.91
Number of accumulation units outstanding at end of period	13,436	26,032
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.14	$9.41
Value at end of period	$9.52	$7.14
Number of accumulation units outstanding at end of period	37,188	17,769
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.55	$8.93
Value at end of period	$8.13	$5.55
Number of accumulation units outstanding at end of period	185,936	192,210
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.25	$8.33
Value at end of period	$7.81	$6.25
Number of accumulation units outstanding at end of period	25,413	16,189
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.65	$8.52
Value at end of period	$8.08	$5.65
Number of accumulation units outstanding at end of period	78,945	75,353
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.34	$9.17
Value at end of period	$8.38	$6.34
Number of accumulation units outstanding at end of period	74,448	75,532
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.92	$8.41
Value at end of period	$7.83	$5.92
Number of accumulation units outstanding at end of period	1,674	828
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.74	$7.92
Value at end of period	$8.31	$5.74
Number of accumulation units outstanding at end of period	39,264	45,983

CFI 18

	Condensed Financial Information (continued)

	2009	2008
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.27	$9.86
Value at end of period	$10.87	$10.27
Number of accumulation units outstanding at end of period	168	168
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.75	$8.40
Value at end of period	$7.58	$5.75
Number of accumulation units outstanding at end of period	60,956	57,509
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.05	$8.12
Value at end of period	$7.78	$6.05
Number of accumulation units outstanding at end of period	50,780	62,696
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.51	$8.95
Value at end of period	$9.21	$7.51
Number of accumulation units outstanding at end of period	97,347	105,356
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.59	$8.50
Value at end of period	$8.17	$6.59
Number of accumulation units outstanding at end of period	8,058	6,919
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.88
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	147
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.73	$7.94
Value at end of period	$7.25	$5.73
Number of accumulation units outstanding at end of period	11,642	10,613
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.12	$9.02
Value at end of period	$7.97	$6.12
Number of accumulation units outstanding at end of period	0	338
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.13	$8.79
Value at end of period	$8.43	$6.13
Number of accumulation units outstanding at end of period	8,157	7,495
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.12	$8.50
Value at end of period	$9.31	$5.12
Number of accumulation units outstanding at end of period	71,820	43,082

CFI 19

	Condensed Financial Information (continued)

	2009	2008
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.87	$8.51
Value at end of period	$8.06	$5.87
Number of accumulation units outstanding at end of period	6,145	5,307
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.91	$9.08
Value at end of period	$8.39	$6.91
Number of accumulation units outstanding at end of period	5,167	4,333
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.56	$10.66
Value at end of period	$11.32	$9.56
Number of accumulation units outstanding at end of period	18,459	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$4.13	$8.22
Value at end of period	$7.21	$4.13
Number of accumulation units outstanding at end of period	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.35	$9.43
Value at end of period	$10.19	$6.35
Number of accumulation units outstanding at end of period	14,622	6,072
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.27
Value at end of period	$7.92
Number of accumulation units outstanding at end of period	2,644
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.34
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	85
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.62	$10.24
Value at end of period	$12.62	$10.62
Number of accumulation units outstanding at end of period	24,558	29,682
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.77	$8.70
Value at end of period	$10.07	$8.77
Number of accumulation units outstanding at end of period	4,467	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.92	$8.73
Value at end of period	$7.97	$5.92
Number of accumulation units outstanding at end of period	60,196	48,285

CFI 20

	Condensed Financial Information (continued)

	2009	2008
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.12	$8.01
Value at end of period	$7.67	$5.12
Number of accumulation units outstanding at end of period	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$4.82	$8.37
Value at end of period	$8.01	$4.82
Number of accumulation units outstanding at end of period	8,455	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.84	$8.69
Value at end of period	$8.31	$5.84
Number of accumulation units outstanding at end of period	9,424	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.45	$8.42
Value at end of period	$7.67	$6.45
Number of accumulation units outstanding at end of period	23,763	22,900

TABLE 3

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2009	2008
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.20	$10.84
Value at end of period	$10.51	$8.20
Number of accumulation units outstanding at end of period	0	9
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.98	$17.83
Value at end of period	$16.65	$11.98
Number of accumulation units outstanding at end of period	73	66
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.03	$21.81
Value at end of period	$20.79	$16.03
Number of accumulation units outstanding at end of period	19	14
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.77	$21.28
Value at end of period	$18.66	$13.77
Number of accumulation units outstanding at end of period	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.69	$15.42
Value at end of period	$12.61	$9.69
Number of accumulation units outstanding at end of period	234	322
FIDELITY® VIP GROWTH PORTFOLIO

CFI 21

Condensed Financial Information (continued)

	2009	2008
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.86	$14.72
Value at end of period	$11.35	$8.86
Number of accumulation units outstanding at end of period	90	194
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.68	$17.39
Value at end of period	$16.36	$12.68
Number of accumulation units outstanding at end of period	206	194
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.82	$14.85
Value at end of period	$16.02	$11.82
Number of accumulation units outstanding at end of period	0	16
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.47	$17.58
Value at end of period	$13.78	$11.47
Number of accumulation units outstanding at end of period	181	150
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.63	$15.38
Value at end of period	$13.85	$11.63
Number of accumulation units outstanding at end of period	66	66
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.76	$8.52
Value at end of period	$8.74	$5.76
Number of accumulation units outstanding at end of period	0	41
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.46	$17.51
Value at end of period	$15.48	$11.46
Number of accumulation units outstanding at end of period	194	199
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.42	$9.23
Value at end of period	$8.37	$6.42
Number of accumulation units outstanding at end of period	0	83
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$3.25	$4.69
Value at end of period	$4.96	$3.25
Number of accumulation units outstanding at end of period	0	10
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.73	$9.75
Value at end of period	$8.99	$6.73
Number of accumulation units outstanding at end of period	49	21

CFI 22

	Condensed Financial Information (continued)

	2009	2008
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.26	$13.61
Value at end of period	$12.88	$9.26
Number of accumulation units outstanding at end of period	32	26
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.04	$11.83
Value at end of period	$11.04	$8.04
Number of accumulation units outstanding at end of period	62	41
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.29	$10.44
Value at end of period	$9.48	$7.29
Number of accumulation units outstanding at end of period	186	303
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.51	$13.57
Value at end of period	$11.71	$9.51
Number of accumulation units outstanding at end of period	294	275
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.57	$23.89
Value at end of period	$21.80	$16.57
Number of accumulation units outstanding at end of period	35	24
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.54	$17.18
Value at end of period	$15.64	$12.54
Number of accumulation units outstanding at end of period	80	64
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.54	$17.52
Value at end of period	$17.32	$15.54
Number of accumulation units outstanding at end of period	8	6
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.98
Value at end of period	$7.62
Number of accumulation units outstanding at end of period	25
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.31	$17.46
Value at end of period	$14.37	$11.31
Number of accumulation units outstanding at end of period	30	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.34	$21.90
Value at end of period	$21.15	$12.34
Number of accumulation units outstanding at end of period	42	24

CFI 23

Condensed Financial Information (continued)

	2009	2008
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.48	$17.26
Value at end of period	$15.66	$12.48
Number of accumulation units outstanding at end of period	141	130
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.33	$9.53
Value at end of period	$8.36	$6.33
Number of accumulation units outstanding at end of period	50	132
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.43	$16.06
Value at end of period	$12.96	$9.43
Number of accumulation units outstanding at end of period	14	6
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.90	$17.15
Value at end of period	$15.78	$11.90
Number of accumulation units outstanding at end of period	18	11
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.81	$13.03
Value at end of period	$12.28	$8.81
Number of accumulation units outstanding at end of period	419	503
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.49	$8.57
Value at end of period	$7.30	$6.49
Number of accumulation units outstanding at end of period	148	141
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.56	$10.42
Value at end of period	$9.47	$7.56
Number of accumulation units outstanding at end of period	107	102
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.01	$19.99
Value at end of period	$19.13	$15.01
Number of accumulation units outstanding at end of period	0	7
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.70	$14.97
Value at end of period	$13.77	$11.70
Number of accumulation units outstanding at end of period	9	9
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.53	$12.61
Value at end of period	$12.69	$9.53
Number of accumulation units outstanding at end of period	83	83

CFI 24

Condensed Financial Information (continued)

	2009	2008
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.86	$12.33
Value at end of period	$11.50	$7.86
Number of accumulation units outstanding at end of period	392	580
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.17	$15.50
Value at end of period	$14.52	$10.17
Number of accumulation units outstanding at end of period	162	205
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.34	$10.21
Value at end of period	$8.37	$6.34
Number of accumulation units outstanding at end of period	228	482
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.65	$12.84
Value at end of period	$12.51	$8.65
Number of accumulation units outstanding at end of period	2	74
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.09	$12.44
Value at end of period	$10.65	$8.09
Number of accumulation units outstanding at end of period	106	106
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.38	$13.85
Value at end of period	$12.04	$9.38
Number of accumulation units outstanding at end of period	114	104
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.62	$12.03
Value at end of period	$11.80	$9.62
Number of accumulation units outstanding at end of period	607	607
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.64	$14.38
Value at end of period	$12.20	$9.64
Number of accumulation units outstanding at end of period	57	67
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$37.10	$62.28
Value at end of period	$67.35	$37.10
Number of accumulation units outstanding at end of period	14	8
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.00	$22.11
Value at end of period	$27.31	$23.00
Number of accumulation units outstanding at end of period	5	4

CFI 25

	Condensed Financial Information (continued)

	2009	2008
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.29	$13.92
Value at end of period	$12.49	$9.29
Number of accumulation units outstanding at end of period	421	390
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$5.74	$9.68
Value at end of period	$8.59	$5.74
Number of accumulation units outstanding at end of period	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.44	$14.64
Value at end of period	$14.01	$8.44
Number of accumulation units outstanding at end of period	16	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.86	$13.14
Value at end of period	$12.59	$8.86
Number of accumulation units outstanding at end of period	37	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.45	$8.42
Value at end of period	$10.94	$6.45
Number of accumulation units outstanding at end of period	0	22,900

TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.20% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.24	$12.62	$12.59
Value at end of period	$8.75	$7.24	$12.62
Number of accumulation units outstanding at end of period	2,004	2,277	2,427
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.12	$11.65	$11.87
Value at end of period	$10.40	$8.12	$11.65
Number of accumulation units outstanding at end of period	5,022	5,627	6,242
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.79	$14.29	$14.49
Value at end of period	$12.25	$9.79	$14.29
Number of accumulation units outstanding at end of period	3,281	3,290	3,366
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.62	$23.74	$22.46
Value at end of period	$18.45	$13.62	$23.74
Number of accumulation units outstanding at end of period	256,899	211,179	174,740

CFI 26

	Condensed Financial Information (continued)

	2009	2008	2007
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.59	$16.76	$18.20
Value at end of period	$12.46	$9.59	$16.76
Number of accumulation units outstanding at end of period	65,342	60,756	66,138
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.76	$16.62	$15.08
Value at end of period	$11.22	$8.76	$16.62
Number of accumulation units outstanding at end of period	72,136	73,657	72,699
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.15	$18.10	$17.77
Value at end of period	$12.82	$10.15	$18.10
Number of accumulation units outstanding at end of period	40,973	39,506	28,482
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.59	$18.83	$21.75
Value at end of period	$16.23	$12.59	$18.83
Number of accumulation units outstanding at end of period	37	37	37
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.51	$16.03	$16.05
Value at end of period	$13.69	$11.51	$16.03
Number of accumulation units outstanding at end of period	35,461	36,613	47,473
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$3.22	$5.37	$5.13
Value at end of period	$4.91	$3.22	$5.37
Number of accumulation units outstanding at end of period	3,475	3,476	3,471
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.21	$11.58	$11.81
Value at end of period	$9.37	$7.21	$11.58
Number of accumulation units outstanding at end of period	121,490	116,405	123,558
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.41	$15.02	$15.44
Value at end of period	$11.57	$9.41	$15.02
Number of accumulation units outstanding at end of period	69,245	70,528	72,523
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.39	$26.30	$28.46
Value at end of period	$21.55	$16.39	$26.30
Number of accumulation units outstanding at end of period	31,016	24,795	26,887
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.41	$18.72	$21.65
Value at end of period	$15.46	$12.41	$18.72
Number of accumulation units outstanding at end of period	28,645	21,589	20,872

CFI 27

	Condensed Financial Information (continued)

	2009	2008	2007
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.38	$16.83	$16.02
Value at end of period	$17.12	$15.38	$16.83
Number of accumulation units outstanding at end of period	44,137	38,193	34,483
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.97
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	930
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.23	$19.65	$19.43
Value at end of period	$14.25	$11.23	$19.65
Number of accumulation units outstanding at end of period	136,230	101,460	81,788
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.26	$10.32	$11.06
Value at end of period	$8.27	$6.26	$10.32
Number of accumulation units outstanding at end of period	21,865	24,484	30,071
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.19	$11.32	$11.11
Value at end of period	$8.54	$7.19	$11.32
Number of accumulation units outstanding at end of period	55	55	55
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.87	$15.85	$14.83
Value at end of period	$13.93	$9.87	$15.85
Number of accumulation units outstanding at end of period	0	0	165
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.77	$14.73	$15.87
Value at end of period	$12.68	$8.77	$14.73
Number of accumulation units outstanding at end of period	110,410	104,815	98,894
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.00	$11.86	$11.48
Value at end of period	$12.14	$10.00	$11.86
Number of accumulation units outstanding at end of period	26,667	26,195	20,516
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.41	$16.20	$17.22
Value at end of period	$11.96	$10.41	$16.20
Number of accumulation units outstanding at end of period	14,756	11,239	10,445
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.47	$9.28	$9.47
Value at end of period	$7.27	$6.47	$9.28
Number of accumulation units outstanding at end of period	522	522	522

CFI 28

Condensed Financial Information (continued)

	2009	2008	2007
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.47	$11.43	$11.32
Value at end of period	$9.28	$7.47	$11.43
Number of accumulation units outstanding at end of period	2,193	2,260	2,964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.54	$11.26	$11.50
Value at end of period	$9.44	$7.54	$11.26
Number of accumulation units outstanding at end of period	254	254	254
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.76	$10.34	$10.75
Value at end of period	$8.84	$6.76	$10.34
Number of accumulation units outstanding at end of period	75	75	75
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.85	$21.58	$22.93
Value at end of period	$18.91	$14.85	$21.58
Number of accumulation units outstanding at end of period	14,741	12,630	13,555
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.57	$15.17	$14.94
Value at end of period	$13.62	$11.57	$15.17
Number of accumulation units outstanding at end of period	32	32	32
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.11	$14.27	$14.65
Value at end of period	$11.38	$9.11	$14.27
Number of accumulation units outstanding at end of period	372	371	499
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.07	$14.51	$14.65
Value at end of period	$12.24	$10.07	$14.51
Number of accumulation units outstanding at end of period	155	162	187
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.83	$14.18	$14.23
Value at end of period	$11.44	$7.83	$14.18
Number of accumulation units outstanding at end of period	114,829	109,614	100,281
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.06	$17.44	$17.52
Value at end of period	$14.35	$10.06	$17.44
Number of accumulation units outstanding at end of period	84,895	79,027	76,726
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.33	$10.21
Value at end of period	$8.35	$6.33
Number of accumulation units outstanding at end of period	39,236	35,677

CFI 29

	Condensed Financial Information (continued)

	2009	2008	2007
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.56	$14.24	$14.95
Value at end of period	$12.37	$8.56	$14.24
Number of accumulation units outstanding at end of period	32,735	23,159	18,710
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.00	$13.31	$14.29
Value at end of period	$10.52	$8.00	$13.31
Number of accumulation units outstanding at end of period	38,712	22,964	26,919
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.89	$12.54	$13.37
Value at end of period	$11.74	$9.89	$12.54
Number of accumulation units outstanding at end of period	191,941	146,261	142,051
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.57	$15.82	$17.76
Value at end of period	$12.10	$9.57	$15.82
Number of accumulation units outstanding at end of period	107	107	107

TABLE 5

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$7.21	$12.56	$11.24	$10.60	$9.77	$9.18	$7.11	$9.408
Value at end of period	$8.70	$7.21	$11.24		$10.60	$9.77	$9.18	$7.11
Number of accumulation units outstanding at end of period	241	241	0		3,341	31,700	27,214	21,530
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52	$7.718
Value at end of period	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09	$6.52
Number of accumulation units outstanding at end of period	60	60	60	77,519	23,726	67,574	66,733	55,615
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.64
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	145
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44	$10.88
Value at end of period	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23	$9.44
Number of accumulation units outstanding at end of period	42	100	95	7,566	43,891	99,892	76,500	79,897
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.89	$20.06	$18.20
Value at end of period	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	453	259	73,974

CFI 30

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50	$11.43
Value at end of period	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45	$10.50
Number of accumulation units outstanding at end of period	18,750	20,555	106,326	434,646	361,094	756,701	519,029	428,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99	$10.75
Value at end of period	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69	$8.99
Number of accumulation units outstanding at end of period	11,560	11,805	12,643	268,626	202,845	553,784	392,216	287,141
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50	$12.18
Value at end of period	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26	$8.50
Number of accumulation units outstanding at end of period	7,718	8,552	8,303	482,225	189,018	658,027	629,167	554,574
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79	$8.33
Value at end of period	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71	$6.79
Number of accumulation units outstanding at end of period	1,554	3,419	3,637	17,126	41,669	109,081	68,751	48,819
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.54	$18.77	$19.75
Value at end of period	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	46	26	19,397
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.70	$15.97	$17.44
Value at end of period	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	685	815	635
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.39	$20.26	$20.18
Value at end of period	$13.66	$11.39	$20.26
Number of accumulation units outstanding at end of period	53	30	12
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26	$11.46
Value at end of period	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17	$10.26
Number of accumulation units outstanding at end of period	39,380	43,294	48,556	46,964	572,911	1,049,384	919,699	886,008
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.35	$19.36	$20.28
Value at end of period	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	1,926	1,616	2,113
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.40	$10.51	$10.70
Value at end of period	$8.33	$6.40	$10.51
Number of accumulation units outstanding at end of period	6,596	6,086	6,449

CFI 31

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$3.21	$5.35	$4.50	$4.21	$3.78	$3.83	$2.64	$4.68
Value at end of period	$4.89	$3.21	$5.35	$450.00	$4.21	$3.78	$3.83	$2.64
Number of accumulation units outstanding at end of period	3,215	3,070	2,941	0	77,394	287,994	265,668	102,888
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.75
Value at end of period	$8.97	$6.72
Number of accumulation units outstanding at end of period	388	356
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.23	$10.16	$12.16
Value at end of period	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	309	309	297
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.84	$10.41	$11.12
Value at end of period	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	287
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.54	$22.34	$23.12
Value at end of period	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	767	602	261
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.87	$13.88	$13.75
Value at end of period	$11.83	$9.87	$13.88
Number of accumulation units outstanding at end of period	61	3,896	205
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.21	$15.18	$15.91
Value at end of period	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	152	91	41
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.01	$13.61	$9.70
Value at end of period	$10.99	$8.01	$13.61
Number of accumulation units outstanding at end of period	11,222	8,798	12,208
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44	$8.64
Value at end of period	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10	$6.44
Number of accumulation units outstanding at end of period	125,289	138,850	159,937	75,268	2,061,293	3,746,930	3,821,284	3,983,568
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55	$10.93
Value at end of period	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76	$8.55
Number of accumulation units outstanding at end of period	16,104	16,232	16,811	246,214	328,361	714,616	606,047	426,905

CFI 32

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38	$15.22
Value at end of period	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68	$13.38
Number of accumulation units outstanding at end of period	4,981	5,005	26,753	179,477	139,928	315,406	146,203	89,769
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88	$11.32
Value at end of period	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42	$9.88
Number of accumulation units outstanding at end of period	3,055	2,428	12,579	116,439	98,580	195,698	86,955	45,072
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37	$12.52
Value at end of period	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18	$13.37
Number of accumulation units outstanding at end of period	13,448	31,797	62,115	179,852	166,953	351,224	382,555	368,326
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.96
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	2,282
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.18	$19.59	$19.92
Value at end of period	$14.19	$11.18	$19.59
Number of accumulation units outstanding at end of period	1,600	1,601	1,600
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.28	$25.25	$24.31
Value at end of period	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	163	75	630
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.35	$18.50	$19.42
Value at end of period	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	1,870	2,484	2,532
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$6.23	$10.27	$10.46	$9.51	$8.55	$7.82	$5.67	$8.66
Value at end of period	$8.22	$6.23	$10.27	$10.46	$9.51	$8.55	$7.82	$5.67
Number of accumulation units outstanding at end of period	7,180	8,467	8,741	5,016	174,131	532,752	563,411	501,188
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.18	$11.31	$11.90
Value at end of period	$8.52	$7.18	$11.31
Number of accumulation units outstanding at end of period	11,004	10,697	12,189
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.30	$15.88	$16.27
Value at end of period	$14.47	$12.30	$15.88
Number of accumulation units outstanding at end of period	8,301	8,303	8,303

CFI 33

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.83	$19.04	$18.42
Value at end of period	$15.67	$11.83	$19.04
Number of accumulation units outstanding at end of period	1,201	979	701
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06	$11.91
Value at end of period	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14	$12.06
Number of accumulation units outstanding at end of period	1,351	5,139	4,291	1,706	140,435	405,783	390,338	475,250
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.09	$14.70	$13.83	$12.23	$10.15
Value at end of period	$12.66	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	18,565	22,623	68,286	445,063	8,334
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.98	$11.85	$10.92	$10.21	$10.02
Value at end of period	$12.11	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	4,910	4,260	3,783	124,184	77,967
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.35	$16.12	$15.69	$13.56	$12.70	$11.56	$9.30	$12.44
Value at end of period	$11.89	$10.35	$16.12	$15.69	$13.56	$12.70	$11.56	$9.30
Number of accumulation units outstanding at end of period	3,678	1,639	1,839	158	60,383	190,744	145,862	117,115
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.09	$11.77	$11.80
Value at end of period	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.38	$13.44	$12.92
Value at end of period	$15.03	$13.38	$13.44
Number of accumulation units outstanding at end of period	2,583	2,219	1,254
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.46	$9.27	$9.98
Value at end of period	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	5,911	6,475	6,663
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.46	$11.42	$11.36
Value at end of period	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	422	359	16,135
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.94	$11.27	$11.40
Value at end of period	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	788	268	2

CFI 34

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.53	$11.25	$11.52
Value at end of period	$9.42	$7.53	$11.25
Number of accumulation units outstanding at end of period	1,300	1,475	21,496
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.97
Value at end of period	$8.23
Number of accumulation units outstanding at end of period	796
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.74	$10.31	$10.84
Value at end of period	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	584	611	582
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14	$12.93
Value at end of period	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91	$10.14
Number of accumulation units outstanding at end of period	3,545	4,167	4,638	35,528	50,681	118,229	109,169	78,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.05	$12.40	$12.13
Value at end of period	$11.04	$9.05	$12.40
Number of accumulation units outstanding at end of period	5	5	187,611
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.49	$12.87	$12.59
Value at end of period	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	4,187	3,925	253,906
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.37	$13.32	$12.96
Value at end of period	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	1,379	853	232,729
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.25	$13.75	$13.31
Value at end of period	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	0	0	83,862
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.69	$11.66	$11.37
Value at end of period	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	0	0	35,163
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.74	$13.93	$13.79
Value at end of period	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	58,802

CFI 35

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47	$11.04
Value at end of period	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86	$10.47
Number of accumulation units outstanding at end of period	524	1,190	1,174	104	12,094	35,604	29,898	26,979
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18	$9.51
Value at end of period	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14	$8.18
Number of accumulation units outstanding at end of period	1,364	1,423	1,618	1,440	66,389	164,165	150,985	139,477
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05	$10.06
Value at end of period	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78	$9.05
Number of accumulation units outstanding at end of period	6,623	6,618	6,623	748	39,577	93,533	89,555	79,829
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.48	$13.11	$13.44
Value at end of period	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	8,508	8,135	7,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.81	$14.18	$12.54	$11.54	$9.95
Value at end of period	$11.74	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	26,332	28,558	28,848	221,863	4,982
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.13	$18.91	$18.96
Value at end of period	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	47	1	46,886
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23	$11.96
Value at end of period	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05	$9.23
Number of accumulation units outstanding at end of period	2,350	3,113	3,794	2,492	156,687	355,183	317,265	267,784
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.33	$10.21
Value at end of period	$8.35	$6.33
Number of accumulation units outstanding at end of period	5,403	6,036
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80	$10.93
Value at end of period	$12.30	$8.52	$14.17	$13.25	$11.36	$11.22	$9.96	$7.80
Number of accumulation units outstanding at end of period	373	1,182	1,389	1,317	33,111	118,634	118,849	105,534
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38	$9.71
Value at end of period	$10.46	$7.96	$13.25	$13.13	$11.49	$10.53	$9.20	$7.38
Number of accumulation units outstanding at end of period	15,594	16,485	15,618	5,133	166,813	316,548	317,180	295,121

CFI 36

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.28	$14.65	$15.83
Value at end of period	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	0	279
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.88	$12.52	$12.12	$11.16	$10.18
Value at end of period	$12.09	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	13,635	12,532	14,448	773,134	1,465
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.90	$13.16	$13.80
Value at end of period	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	350	321	199
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.54	$15.77	$15.71	$14.56
Value at end of period	$12.04	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	16	55	55	93,847
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.84	$17.48	$17.71
Value at end of period	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$36.63	$70.67	$69.81
Value at end of period	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	923	642	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.27	$13.34	$12.89
Value at end of period	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	610	289	25
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.37	$12.26	$11.45
Value at end of period	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.34	$12.81	$12.55
Value at end of period	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	18,362	18,253	18,219
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.02	$12.45	$12.60
Value at end of period	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	1,811	718	641

CFI 37

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.48	$7.98
Value at end of period	$8.40	$5.48
Number of accumulation units outstanding at end of period	162	31
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.75	$21.46	$21.22
Value at end of period	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	3,225	2,584	1,475
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.23	$15.18	$15.79
Value at end of period	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	470	1,011	579
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.72	$10.55	$10.94
Value at end of period	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	474	275	8
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.38	$16.49	$16.44
Value at end of period	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.80	$14.63	$14.64
Value at end of period	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.14	$13.71	$14.65
Value at end of period	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	226	184	117

TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.82
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	127
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.17	$12.51	$13.13
Value at end of period	$8.66	$7.17	$12.51
Number of accumulation units outstanding at end of period	38,459	33,500	14,269

CFI 38

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.04	$11.54	$12.06
Value at end of period	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	48,596	60,385	6,961
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.90
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	9,708
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.19
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.20
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	4,657
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.82	$8.64
Value at end of period	$8.11	$5.82
Number of accumulation units outstanding at end of period	7,775	7,259
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.69	$14.15	$14.57
Value at end of period	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	8,552	7,776	3,060
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.12	$9.06
Value at end of period	$8.07	$6.12
Number of accumulation units outstanding at end of period	1,131	650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.86	$20.02	$16.89	$14.06
Value at end of period	$16.46	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	214,093	197,719	126,355	68
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.76	$23.16	$25.99
Value at end of period	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	53,015	52,239	41,376
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.48	$23.51	$20.06	$18.01	$15.45	$13.58
Value at end of period	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	737,447	694,989	351,410	225	302,958	202,144

CFI 39

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.49	$16.60	$18.11
Value at end of period	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.67	$16.46	$17.01
Value at end of period	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	406,574	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.04	$17.92	$18.40
Value at end of period	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.49	$18.71	$20.51
Value at end of period	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.14	$8.98
Value at end of period	$8.16	$6.14
Number of accumulation units outstanding at end of period	15,264	549
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.66	$15.93	$17.52
Value at end of period	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	11,808	10,525	2,846
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.36	$20.22	$17.42	$13.52	$12.81
Value at end of period	$13.62	$11.36	$20.22	$17.42	$13.52
Number of accumulation units outstanding at end of period	9,700	8,137	606	69	16
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.38	$15.88	$16.18
Value at end of period	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	206,017	217,775	142,186
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.48	$10.63
Value at end of period	$8.68	$6.48
Number of accumulation units outstanding at end of period	0	742
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.31	$19.31	$18.25	$15.88	$14.84	$11.96
Value at end of period	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	42,073	42,300	26,297	91	56,407	16,321

CFI 40

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.39	$10.50	$11.11
Value at end of period	$8.32	$6.39	$10.50
Number of accumulation units outstanding at end of period	57,151	56,575	16,961
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$3.20	$5.33	$5.11
Value at end of period	$4.87	$3.20	$5.33
Number of accumulation units outstanding at end of period	112,090	83,166	14,962
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.75
Value at end of period	$8.96	$6.72
Number of accumulation units outstanding at end of period	80,001	76,690
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.22	$11.37
Value at end of period	$8.43	$6.22
Number of accumulation units outstanding at end of period	9,684	8,764
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.84	$10.13
Value at end of period	$8.50	$6.84
Number of accumulation units outstanding at end of period	190	153
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.49	$22.27	$23.55
Value at end of period	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	7,515	6,384	1,101
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.86	$13.86	$14.05
Value at end of period	$11.80	$9.86	$13.86
Number of accumulation units outstanding at end of period	133,868	116,461	5,337
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.20	$15.16	$16.02
Value at end of period	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	16,015	7,926	5,092
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.00	$13.61	$9.70
Value at end of period	$10.97	$8.00	$13.61
Number of accumulation units outstanding at end of period	90,162	81,647	25,508
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.13	$11.47	$11.94
Value at end of period	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	579,334	589,751	262,708

CFI 41

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.31	$14.87	$15.59
Value at end of period	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	178,682	188,676	46,123
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.22	$26.05	$27.78
Value at end of period	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	254,397	247,422	127,979
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.28	$18.54	$19.83	$17.48	$16.29	$13.70
Value at end of period	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	138,722	145,901	120,154	104	85,055	76,284
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.21	$16.67	$15.77	$15.20	$14.78	$14.59
Value at end of period	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	193,048	189,956	118,510	133	216,170	201,254
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.95	$8.89
Value at end of period	$7.59	$5.95
Number of accumulation units outstanding at end of period	41,437	779
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.14	$19.53	$17.26	$13.38	$12.26	$10.51
Value at end of period	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	125,108	108,669	34,521	7	35,283	10,662
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$4.85
Value at end of period	$7.93
Number of accumulation units outstanding at end of period	405
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.25	$25.22	$21.68
Value at end of period	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	8,089	5,401	6
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.31	$18.44	$19.42
Value at end of period	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	10,554	11,787	5,385
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.05	$12.63
Value at end of period	$11.49	$9.05
Number of accumulation units outstanding at end of period	818	1,075

CFI 42

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.19	$10.22	$10.99
Value at end of period	$8.17	$6.19	$10.22
Number of accumulation units outstanding at end of period	63,439	66,597	23,614
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.17	$11.30	$12.02
Value at end of period	$8.50	$7.17	$11.30
Number of accumulation units outstanding at end of period	661,333	731,179	360,052
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.61	$10.25
Value at end of period	$8.52	$6.61
Number of accumulation units outstanding at end of period	4,525	3,319
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.36	$17.81
Value at end of period	$12.84	$9.36
Number of accumulation units outstanding at end of period	2,167	2,967
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.27	$15.58
Value at end of period	$14.42	$12.27
Number of accumulation units outstanding at end of period	5,312	3,661
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.81	$19.02	$18.67
Value at end of period	$15.64	$11.81	$19.02
Number of accumulation units outstanding at end of period	13,312	9,758	253
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.79	$15.75	$15.90
Value at end of period	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	46,066	39,349	2,350
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.05	$13.73	$13.47
Value at end of period	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	478,360	582,760	21,423
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.74	$14.68	$13.82	$12.22	$10.37
Value at end of period	$12.16	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	748,437	777,795	260,194	18	632
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.96	$12.11	$11.77
Value at end of period	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	245,722	261,593	69,352
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.30	$16.05	$17.15
Value at end of period	$11.82	$10.30	$16.05

CFI 43

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
Number of accumulation units outstanding at end of period	214,181	180,834	3,045
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.08	$11.75	$11.42
Value at end of period	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	6,376	3,073	11
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.33	$13.40	$12.50
Value at end of period	$14.97	$13.33	$13.40
Number of accumulation units outstanding at end of period	164,363	118,713	59,517
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.45	$9.26	$9.95
Value at end of period	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	582,644	605,802	308,523
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.45	$11.41	$12.08
Value at end of period	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	44,616	39,837	1,540
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.93	$11.26	$11.11
Value at end of period	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	5,093	487	11
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.52	$11.24	$12.18
Value at end of period	$9.40	$7.52	$11.24
Number of accumulation units outstanding at end of period	131,370	111,760	55,073
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.72
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	479
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.96
Value at end of period	$8.22
Number of accumulation units outstanding at end of period	1,174
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.43
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	929
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.71	$10.27	$10.89
Value at end of period	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	354,565	370,460	2,269

CFI 44

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.69	$21.38	$22.91
Value at end of period	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	169,567	138,577	15,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.03	$12.38	$12.72
Value at end of period	$11.01	$9.03	$12.38
Number of accumulation units outstanding at end of period	67,379	55,755	27,937
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.48	$12.86	$13.42
Value at end of period	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	159,045	103,084	24,351
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.36	$13.30	$13.96
Value at end of period	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	187,609	113,613	27,960
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.23	$13.73	$13.66
Value at end of period	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	188,721	100,304	24,327
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.68	$11.64	$11.70
Value at end of period	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	88,528	91,871	56,354
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.45	$15.03	$14.69
Value at end of period	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	31,603	34,021	7,354
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.01	$14.13	$14.64
Value at end of period	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	39,376	37,172	3,078
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.96	$14.38	$14.70
Value at end of period	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	55,566	52,428	8,094
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.46	$13.09	$12.58	$11.12
Value at end of period	$12.57	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	217,293	167,505	62,812	108

CFI 45

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.80	$13.76	$14.48
Value at end of period	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	184,692	188,321	76,716
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.10	$18.87	$18.36	$15.47	$15.40
Value at end of period	$15.07	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	32,001	25,956	13,793	76	13
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.95	$17.28	$15.77	$13.96	$13.19	$11.67
Value at end of period	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	276,585	289,013	200,701	71	264,015	113,711
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.33	$10.21
Value at end of period	$8.34	$6.33
Number of accumulation units outstanding at end of period	68,724	54,110
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.83	$10.69
Value at end of period	$9.01	$6.83
Number of accumulation units outstanding at end of period	1,474	398
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.47	$14.10	$15.41
Value at end of period	$12.23	$8.47	$14.10
Number of accumulation units outstanding at end of period	63,288	52,012	14,977
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.25	$9.82
Value at end of period	$10.82	$10.25
Number of accumulation units outstanding at end of period	7,961	1,543
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.92	$13.18	$14.20
Value at end of period	$10.40	$7.92	$13.18
Number of accumulation units outstanding at end of period	56,552	54,022	12,432
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.25	$14.61	$14.99	$12.98	$12.84
Value at end of period	$11.85	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	21,203	24,161	4,642	75	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.55	$12.50	$12.11	$10.78	$10.57
Value at end of period	$11.68	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	955,201	895,039	177,948	132	21

CFI 46

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.88	$12.22
Value at end of period	$10.98	$8.88
Number of accumulation units outstanding at end of period	12,171	8,131
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.81	$7.83
Value at end of period	$8.83	$6.81
Number of accumulation units outstanding at end of period	28	27
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.30	$20.38
Value at end of period	$16.31	$11.30
Number of accumulation units outstanding at end of period	318	306
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.39	$7.94
Value at end of period	$7.43	$5.39
Number of accumulation units outstanding at end of period	268	172
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.50	$15.71	$15.67	$14.01	$12.98	$11.17
Value at end of period	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	284,893	295,857	114,200	135	91,601	27,640
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.01	$11.32
Value at end of period	$9.12	$7.01
Number of accumulation units outstanding at end of period	1,425	1,041
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.81	$17.45	$15.10	$12.64	$11.96
Value at end of period	$14.82	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	191,754	163,521	101,026	88	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$36.48	$70.40	$52.76	$39.59
Value at end of period	$66.10	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	34,513	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.26	$13.33	$13.53	$11.96
Value at end of period	$11.30	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	1,911	1,170	87	83
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.63	$13.94	$12.77	$11.52
Value at end of period	$11.65	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	7,802	9,208	2,128	86

CFI 47

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.34	$12.24	$11.58
Value at end of period	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.34	$12.81	$13.42
Value at end of period	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	38,887	28,966	6,877
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.00	$12.43	$12.73
Value at end of period	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	44,347	42,787	36,834
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.21	$8.64
Value at end of period	$7.88	$6.21
Number of accumulation units outstanding at end of period	32,562	154
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.48	$6.39
Value at end of period	$8.40	$5.48
Number of accumulation units outstanding at end of period	2,107	88
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.66	$21.39	$21.26
Value at end of period	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	56,272	48,185	14,707
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.75	$9.68
Value at end of period	$10.02	$8.75
Number of accumulation units outstanding at end of period	2,597	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.21	$15.15	$13.71	$12.40	$11.79
Value at end of period	$12.35	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	263,366	250,525	173,779	231	15
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.72	$10.55	$11.06
Value at end of period	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.36	$16.46	$17.81
Value at end of period	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	110,640	104,463	72,244

CFI 48

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.78	$14.60	$15.64
Value at end of period	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	57,103	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.12	$13.68	$13.21	$11.52
Value at end of period	$10.82	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	163,758	154,599	77,601	85

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$7.14	$12.45	$11.16	$10.53	$10.53
Value at end of period	$8.61	$7.14	$12.45	$11.16	$10.29
Number of accumulation units outstanding at end of period	0	727	785	1,791	2,693
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.00	$11.49	$10.67	$9.17	$9.03
Value at end of period	$10.23	$8.00	$11.49	$10.67	$9.17
Number of accumulation units outstanding at end of period	1,015	2,047	2,060	2,152	2,061
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.64	$14.08	$13.75	$12.69	$11.84
Value at end of period	$12.03	$9.64	$14.09	$13.75	$12.69
Number of accumulation units outstanding at end of period	211	211	211	680	8,828
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.84	$19.98	$16.87	$14.45
Value at end of period	$16.41	$11.84	$19.98	$16.87
Number of accumulation units outstanding at end of period	1,790	3,482	10,404	78,804
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.41	$23.40	$19.97	$17.94	$14.87
Value at end of period	$18.13	$13.41	$23.40	$19.97	$17.94
Number of accumulation units outstanding at end of period	24,727	25,935	58,605	146,993	406,492
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.44	$16.52	$16.33	$13.63	$12.61
Value at end of period	$12.25	$9.44	$16.52	$16.33	$13.63
Number of accumulation units outstanding at end of period	9,352	11,582	19,791	25,339	268,189
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$8.63	$16.38	$12.95	$12.16	$11.18
Value at end of period	$11.03	$8.63	$16.38	$12.95	$12.16
Number of accumulation units outstanding at end of period	21,537	25,554	38,850	46,498	508,322

CFI 49

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.99	$17.84	$15.26	$12.97	$10.61
Value at end of period	$12.60	$9.99	$17.84	$15.26	$12.97
Number of accumulation units outstanding at end of period	2,690	6,359	9,400	14,219	28,266
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.45	$18.65	$19.17	$16.45	$16.13
Value at end of period	$16.02	$12.45	$18.65	$19.17	$16.45
Number of accumulation units outstanding at end of period	0	1,089	1,372	23,711	4,212
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.62	$15.88	$16.41	$14.27	$14.04
Value at end of period	$15.72	$11.62	$15.88	$16.41	$14.27
Number of accumulation units outstanding at end of period	8	11	116	2,150	4,873
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.34	$20.19	$17.62
Value at end of period	$13.59	$11.34	$20.19
Number of accumulation units outstanding at end of period	4	53	13
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.32	$15.80	$15.02	$13.71	$12.97
Value at end of period	$13.45	$11.32	$15.80	$15.02	$13.71
Number of accumulation units outstanding at end of period	9,862	12,253	14,281	14,972	55,819
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.27	$19.25	$18.21	$15.85	$15.67
Value at end of period	$15.19	$11.27	$19.25	$18.21	$15.85
Number of accumulation units outstanding at end of period	550	1,446	4,560	4,663	3,937
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.39	$10.50	$10.70
Value at end of period	$8.31	$6.39	$10.50
Number of accumulation units outstanding at end of period	12,460	14,705	18,859
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.75
Value at end of period	$17.64
Number of accumulation units outstanding at end of period	6
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.18	$15.13	$15.46
Value at end of period	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	1,450
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.00	$13.60	$9.70
Value at end of period	$10.96	$8.00	$13.60
Number of accumulation units outstanding at end of period	1,236	3,381	4,631

CFI 50

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$7.09	$11.41	$10.67	$9.37	$8.47
Value at end of period	$9.21	$7.09	$11.41	$10.67	$9.37
Number of accumulation units outstanding at end of period	77,119	89,124	136,998	152,431	202,922
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.26	$14.80	$14.14	$12.39	$11.52
Value at end of period	$11.37	$9.26	$14.80	$14.14	$12.39
Number of accumulation units outstanding at end of period	41,410	25,117	35,735	46,236	295,355
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.13	$25.93	$24.66	$22.61	$19.59
Value at end of period	$21.17	$16.13	$25.93	$24.66	$22.61
Number of accumulation units outstanding at end of period	14,516	2,814	8,033	36,707	191,258
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.21	$18.45	$19.75	$17.41	$15.43
Value at end of period	$15.20	$12.21	$18.45	$19.75	$17.41
Number of accumulation units outstanding at end of period	1,490	1,644	4,818	22,671	114,046
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.13	$16.59	$15.70	$15.14	$14.71
Value at end of period	$16.82	$15.13	$16.59	$15.70	$15.14
Number of accumulation units outstanding at end of period	3,550	5,568	12,107	39,814	158,961
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.96
Value at end of period	$7.58
Number of accumulation units outstanding at end of period	275
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.27	$18.39	$18.03	$15.53	$15.12
Value at end of period	$15.37	$12.27	$18.39	$18.03	$15.53
Number of accumulation units outstanding at end of period	1,232	1,631	3,214	2,132	4,373
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.03	$12.94	$13.12
Value at end of period	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	2,375	2,374	1,981
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$6.16	$10.17	$10.37	$9.44	$9.27
Value at end of period	$8.12	$6.16	$10.17	$10.37	$9.44
Number of accumulation units outstanding at end of period	14,119	19,411	26,543	32,281	32,337
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.98	$13.66	$13.04	$12.47	$12.42
Value at end of period	$13.97	$13.98	$13.66	$13.04	$12.47
Number of accumulation units outstanding at end of period	46,061	88,510	85,032	27,460	15,610
CFI 51

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.72	$14.66	$13.81	$12.22	$10.97
Value at end of period	$12.13	$8.72	$14.66	$13.81	$12.22
Number of accumulation units outstanding at end of period	48,674	57,029	77,524	129,996	483,771
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.95	$11.94	$10.90	$10.20	$10.01
Value at end of period	$12.18	$9.95	$11.94	$10.90	$10.20
Number of accumulation units outstanding at end of period	3,457	3,311	11,915	8,168	118,602
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.25	$15.97	$15.56	$13.46	$13.12
Value at end of period	$11.75	$10.25	$15.97	$15.56	$13.46
Number of accumulation units outstanding at end of period	6,801	4,169	5,457	5,676	6,393
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.61
Value at end of period	$13.49
Number of accumulation units outstanding at end of period	1,648
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.29	$13.36	$12.25	$11.82	$11.63
Value at end of period	$14.91	$13.29	$13.36	$12.25	$11.82
Number of accumulation units outstanding at end of period	1,328	1,576	1,577	1,919	1,911
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.44	$9.25	$9.45
Value at end of period	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	2,375	1,937	11,223
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.07
Value at end of period	$13.18
Number of accumulation units outstanding at end of period	904
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.62	$21.27	$20.16	$17.32	$14.92
Value at end of period	$18.58	$14.62	$21.27	$20.16	$17.32
Number of accumulation units outstanding at end of period	2,158	3,758	8,894	14,864	54,124
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.01	$12.36	$11.86	$11.22
Value at end of period	$10.98	$9.01	$12.36	$11.86
Number of accumulation units outstanding at end of period	177,786	184,289	174,997	159,881
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.46	$12.84	$12.31	$11.70
Value at end of period	$10.60	$8.46	$12.84	$12.31
Number of accumulation units outstanding at end of period	208,947	205,625	186,431	182,204

CFI 52

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.34	$13.29	$12.66	$12.00
Value at end of period	$10.67	$8.34	$13.29	$12.66
Number of accumulation units outstanding at end of period	150,258	139,377	116,662	221,134
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.22	$13.71	$13.01	$12.36
Value at end of period	$10.63	$8.22	$13.71	$13.01
Number of accumulation units outstanding at end of period	23,400	16,963	12,540	67,196
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.66	$11.63	$11.09	$10.55
Value at end of period	$11.28	$9.66	$11.63	$11.09
Number of accumulation units outstanding at end of period	6,531	5,921	6,466	30,471
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period			$13.23	$12.23
Value at end of period			$13.88	$13.23
Number of accumulation units outstanding at end of period			0	61,037
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.39	$14.96	$14.19	$13.14	$12.94
Value at end of period	$13.38	$11.39	$14.96	$14.19	$13.14
Number of accumulation units outstanding at end of period	220	417	629	734	873
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.96	$14.07	$13.44	$11.91	$11.66
Value at end of period	$11.18	$8.96	$14.07	$13.44	$11.91
Number of accumulation units outstanding at end of period	1,090	3,378	3,376	8,061	8,301
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.91	$14.31	$13.61	$12.29	$12.09
Value at end of period	$12.03	$9.91	$14.31	$13.61	$12.29
Number of accumulation units outstanding at end of period	3,162	3,585	3,904	3,905	4,600
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.44	$13.07	$13.26
Value at end of period	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	5,079	4,535	4,219
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$7.78	$14.13	$12.16	$11.53	$10.26
Value at end of period	$11.36	$7.78	$14.13	$12.16	$11.53
Number of accumulation units outstanding at end of period	32,557	39,391	52,730	63,035	325,081
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period			$18.33	$16.75
Value at end of period			$18.83	$18.33
Number of accumulation units outstanding at end of period			0	45,876

CFI 53

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.90	$17.19	$15.70	$13.90	$13.02
Value at end of period	$14.11	$9.90	$17.19	$15.70	$13.90
Number of accumulation units outstanding at end of period	7,551	10,910	26,614	27,674	31,151
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.33	$10.21
Value at end of period	$8.33	$6.33
Number of accumulation units outstanding at end of period	5,041	5,717
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.43	$14.03	$13.13	$11.28	$11.14
Value at end of period	$12.15	$8.43	$14.03	$13.13	$11.28
Number of accumulation units outstanding at end of period	2,173	2,015	3,687	4,909	6,205
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.88	$13.12	$13.01	$11.40	$11.18
Value at end of period	$10.34	$7.88	$13.12	$13.01	$11.40
Number of accumulation units outstanding at end of period	7,142	7,130	7,349	7,581	7,768
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.22	$14.56	$14.96	$12.95	$12.19
Value at end of period	$11.81	$9.22	$14.56	$14.96	$12.95
Number of accumulation units outstanding at end of period	406	317	248	191	37
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.84	$12.48	$12.09	$11.15	$10.63
Value at end of period	$12.03	$9.84	$12.48	$12.09	$11.15
Number of accumulation units outstanding at end of period	13,962	16,732	35,553	39,629	736,384
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$11.00	$19.65	$16.53	$14.33	$12.83	$10.69	$7.95	$11.097	$18.429	$27.178
Value at end of period	$15.84	$11.00	$19.65		$14.33	$12.83	$10.69	$7.95	$11.097	$18.429
Number of accumulation units outstanding at end of period	5	6	2		6	113,096	132,200	147,507	161,688	169,466
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.47	$15.66	$15.63	$13.97	$12.41
Value at end of period	$11.94	$9.47	$15.66	$15.63	$13.97
Number of accumulation units outstanding at end of period	672	1,591	2,882	5,928	73,913
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.79	$17.42	$18.12
Value at end of period	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	2,129	1,881	1,676
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.31	$12.21	$11.09	$10.84
Value at end of period	$13.34	$11.31	$12.21	$11.09
Number of accumulation units outstanding at end of period	2,179	1,243	1,151	73,266
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.33	$12.81	$9.69
Value at end of period	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	96	21

CFI 54

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.98	$12.41	$12.64
Value at end of period	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	122	91	71
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.58	$21.32	$21.55
Value at end of period	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	997	1,022	945
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.50
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	1,053
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.18	$15.13	$13.69	$12.39	$11.87
Value at end of period	$12.31	$9.18	$15.13	$13.69	$12.39
Number of accumulation units outstanding at end of period	1,517	1,336	1,181	409	409
WANGER SELECT
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.34	$16.43	$15.07	$14.07
Value at end of period	$13.81	$8.34	$16.43	$15.07
Number of accumulation units outstanding at end of period	1,394	1,294	1,002	43,102
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period			$13.88	$13.99
Value at end of period			$14.57	$13.88
Number of accumulation units outstanding at end of period			0	30,654

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2007)
Value at beginning of period		$13.66	$13.86
Value at end of period		$9.10	$13.66
Number of accumulation units outstanding at end of period		0	1,609

TABLE 8

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003

AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.08
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	4,215

CFI 55

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.10	$12.40	$12.78
Value at end of period	$8.56	$7.10	$12.40
Number of accumulation units outstanding at end of period	15,681	16,872	9,071
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.96	$11.44	$11.70
Value at end of period	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	18,002	14,950	11,140
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.97
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	4,402
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.29
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.50
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	365
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.81	$5.74
Value at end of period	$8.09	$5.81
Number of accumulation units outstanding at end of period	1,148	32
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.44
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	361
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57	$14.20
Value at end of period	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57
Number of accumulation units outstanding at end of period	5,287	5,471	1,199	97,691	100,951	91,689	65,250
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$6.36
Value at end of period	$8.05
Number of accumulation units outstanding at end of period	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.81	$19.95	$16.85	$13.88	$12.84
Value at end of period	$16.37	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	87,379	39,584	26,260	9,813	7,842

CFI 56

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.63	$22.99	$23.65
Value at end of period	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	25,493	23,182	20,060
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70	$18.01
Value at end of period	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70
Number of accumulation units outstanding at end of period	179,245	150,860	86,087	774,715	669,414	478,760	350,626
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66	$15.16
Value at end of period	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66
Number of accumulation units outstanding at end of period	122,797	125,190	118,401	531,263	525,707	365,387	282,497
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.35	$23.47	$24.14
Value at end of period	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	77,201	59,880	31,461
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.85	$24.75	$25.32
Value at end of period	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	17,914	14,940	4,118
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.40	$18.59	$18.93
Value at end of period	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.13	$9.04
Value at end of period	$8.14	$6.13
Number of accumulation units outstanding at end of period	81,611	3,433
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.58	$15.84	$16.28
Value at end of period	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	13,177	10,979	1,764
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.31	$20.15	$19.03
Value at end of period	$13.55	$11.31	$20.15
Number of accumulation units outstanding at end of period	80,612	59,974	37,480
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34	$15.77
Value at end of period	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34
Number of accumulation units outstanding at end of period	29,955	22,300	17,237	231,588	228,347	174,003	113,358

CFI 57

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.46	$11.01	$11.25
Value at end of period	$8.64	$6.46	$11.01
Number of accumulation units outstanding at end of period	3,085	1,863	1,250
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.23	$19.20	$19.68
Value at end of period	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	56,955	45,355	5,573
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.38	$10.49	$10.70
Value at end of period	$8.30	$6.38	$10.49
Number of accumulation units outstanding at end of period	98,451	83,057	18,428
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$3.17	$5.28	$5.50
Value at end of period	$4.82	$3.17	$5.28
Number of accumulation units outstanding at end of period	101,809	80,421	56,970
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.75
Value at end of period	$8.95	$6.72
Number of accumulation units outstanding at end of period	147,419	101,467
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.21	$10.13	$12.37	$10.43
Value at end of period	$8.40	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	75,264	32,634	3,913	4,012
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.82	$7.43
Value at end of period	$8.47	$6.82
Number of accumulation units outstanding at end of period	4,031	378
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.40	$22.13	$22.47
Value at end of period	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	13,574	11,013	3,541
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.82	$13.82	$13.89
Value at end of period	$11.74	$9.82	$13.82
Number of accumulation units outstanding at end of period	24,728	16,027	7,533
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.16	$15.11	$13.25	$12.59
Value at end of period	$12.70	$9.16	$10.13	$13.25
Number of accumulation units outstanding at end of period	14,866	5,152	2,466	144

CFI 58

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.99	$13.59	$13.63
Value at end of period	$10.94	$7.99	$13.59
Number of accumulation units outstanding at end of period	238,320	174,591	95,416
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24	$11.55
Value at end of period	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24
Number of accumulation units outstanding at end of period	34,971	27,237	19,092	232,598	215,710	209,927	185,235
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85	$15.70
Value at end of period	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85
Number of accumulation units outstanding at end of period	128,222	103,897	89,908	518,308	507,655	466,832	401,591
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08	$14.67
Value at end of period	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08
Number of accumulation units outstanding at end of period	185,234	180,886	133,179	247,354	273,044	149,928	98,071
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.65	$17.61	$18.85	$16.63	$16.06
Value at end of period	$14.48	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	123,368	102,558	78,994	1,594	2,436
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.28	$18.95	$17.95	$17.32	$17.41
Value at end of period	$19.20	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	75,955	59,371	39,363	2,902	5,538
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.95	$5.74
Value at end of period	$7.58	$5.95
Number of accumulation units outstanding at end of period	16,274	920
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45	$8.69
Value at end of period	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45
Number of accumulation units outstanding at end of period	141,199	151,769	124,250	233,174	240,381	75,770	44,119
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.82	$8.58
Value at end of period	$7.91	$5.82
Number of accumulation units outstanding at end of period	18,256	2,332
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.21	$25.15	$19.93
Value at end of period	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	21,304	13,533	7,534

CFI 59

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.23	$18.34	$18.69
Value at end of period	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	17,117	14,212	5,083
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.02	$12.92	$13.51
Value at end of period	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	1,623	1,587	813
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$7.11	$11.75	$11.99	$10.91	$9.83	$9.00	$7.80
Value at end of period	$9.37	$7.11	$11.75	$11.99	$10.91	$9.83	$9.00
Number of accumulation units outstanding at end of period	33,774	31,152	22,319	357,093	354,299	325,709	294,978
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.15	$11.28	$11.19
Value at end of period	$8.47	$7.15	$11.28
Number of accumulation units outstanding at end of period	64,038	55,548	21,311
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.60	$10.23
Value at end of period	$8.51	$6.60
Number of accumulation units outstanding at end of period	9,939	8,684
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.33	$18.55	$19.05
Value at end of period	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	10,762	9,401	5,407
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.20	$15.78	$15.23	$13.66	$13.60
Value at end of period	$14.33	$12.20	$15.78	$15.23	$13.66
Number of accumulation units outstanding at end of period	23,090	20,096	6,013	1,731	277
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.77	$18.97	$14.95	$12.51
Value at end of period	$15.56	$11.77	$18.97	$14.95
Number of accumulation units outstanding at end of period	26,348	23,010	13,930	101
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.72	$15.65	$15.32
Value at end of period	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	12,313	14,662	5,142
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.14	$14.81	$14.71
Value at end of period	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	341,673	254,245	129,806

CFI 60

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.70	$14.64	$15.15
Value at end of period	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	214,530	198,508	90,445
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04	$11.80	$11.74	$10.19	$10.01
Value at end of period	$12.02	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	121,301	110,126	37,380	569,482	519,153
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.44	$24.08	$24.14
Value at end of period	$17.70	$15.44	$24.08
Number of accumulation units outstanding at end of period	88,366	17,463	5,694
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.04	$11.72	$11.77
Value at end of period	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	21,216	10,278	7,059
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.24	$13.32	$13.01
Value at end of period	$14.85	$13.24	$13.32
Number of accumulation units outstanding at end of period	392,370	315,702	97,501
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.43	$9.24	$9.42
Value at end of period	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	261,845	220,248	68,139
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.43	$11.39	$10.86	$10.54
Value at end of period	$9.21	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	10,616	8,761	4,202	118
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.91	$11.24	$10.64	$10.28
Value at end of period	$13.16	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	18,607	3,690	3,977	200
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.50	$11.22	$11.33
Value at end of period	$9.37	$7.50	$11.22
Number of accumulation units outstanding at end of period	42,012	37,964	20,338
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.72
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	782

CFI 61

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.66	$9.09
Value at end of period	$8.21	$6.66
Number of accumulation units outstanding at end of period	11,087	1,507
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.07
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	951
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.43
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	3,042
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.95	$6.57
Value at end of period	$8.30	$5.95
Number of accumulation units outstanding at end of period	2,136	379
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.99	$9.72
Value at end of period	$8.81	$6.99
Number of accumulation units outstanding at end of period	3,147	505
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96	$5.90
Value at end of period	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96
Number of accumulation units outstanding at end of period	4,903	11,905	8,290	54,942	78,167	78,599	49,377
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60	$17.85
Value at end of period	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60
Number of accumulation units outstanding at end of period	45,122	48,123	49,601	264,700	275,222	219,573	196,624
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.00	$12.35	$12.51
Value at end of period	$10.96	$9.00	$12.35
Number of accumulation units outstanding at end of period	81,021	31,167	438
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.45	$12.82	$13.08
Value at end of period	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	123,122	45,788	7,856
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.33	$13.27	$13.58
Value at end of period	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	87,228	30,562	3,338

CFI 62

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.20	$13.69	$14.03
Value at end of period	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	51,178	20,619	441
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.55
Value at end of period	$9.20
Number of accumulation units outstanding at end of period	592
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.64	$11.61	$11.66
Value at end of period	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	4,426	1,170	378
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.68	$13.85	$14.05
Value at end of period	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	34,100	913	108
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31	$14.11
Value at end of period	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31
Number of accumulation units outstanding at end of period	32,861	52,219	65,929	113,364	123,459	65,778	59,349
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88	$13.21
Value at end of period	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88
Number of accumulation units outstanding at end of period	15,333	24,459	15,919	136,575	113,931	78,332	66,223
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86	$13.43
Value at end of period	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86
Number of accumulation units outstanding at end of period	55,554	59,917	67,164	340,525	330,100	225,213	184,581
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.43	$13.05	$13.19
Value at end of period	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	158,513	80,885	37,437
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.77	$13.72	$14.02
Value at end of period	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	115,094	102,984	55,809
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.03	$18.78	$18.30	$16.20
Value at end of period	$14.98	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	39,701	20,903	5,556	589

CFI 63

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23	$16.07
Value at end of period	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23
Number of accumulation units outstanding at end of period	96,011	88,084	16,767	222,140	217,509	182,857	134,385
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.32	$10.21
Value at end of period	$8.32	$6.32
Number of accumulation units outstanding at end of period	21,186	17,868
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.82	$11.34	$11.64
Value at end of period	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	1,899	1,758	404
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51	$12.99
Value at end of period	$17.74	$12.31	$20.51	$19.20	$16.50	$16.31	$14.51
Number of accumulation units outstanding at end of period	11,385	9,542	7,893	121,359	124,241	117,535	105,145
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.24	$9.86
Value at end of period	$10.80	$10.24
Number of accumulation units outstanding at end of period	5,736	1,778
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18	$8.20
Value at end of period	$10.34	$7.88	$13.13	$13.03	$11.42	$10.49	$9.18
Number of accumulation units outstanding at end of period	5,265	5,858	6,011	106,062	99,660	82,380	66,039
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.19	$14.52	$15.04
Value at end of period	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	12,922	11,514	7,932
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.81	$12.85	$12.71
Value at end of period	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	68,992	80,135	52,484
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.85	$13.11	$13.43
Value at end of period	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	10,719	5,169	2,053
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.79	$10.14	$10.36
Value at end of period	$8.80	$6.79	$10.14
Number of accumulation units outstanding at end of period	545	505	216

CFI 64

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.38	$8.79	$9.30
Value at end of period	$7.41	$5.38	$8.79
Number of accumulation units outstanding at end of period	180	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.19	$6.15
Value at end of period	$9.20	$7.19
Number of accumulation units outstanding at end of period	2,941	14
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.43	$15.61	$16.23
Value at end of period	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	26,704	23,024	7,888
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.00	$11.50	$12.12
Value at end of period	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	4,777	3,468	2,423
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.76	$17.39	$15.06	$12.61	$12.09
Value at end of period	$14.73	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	29,457	24,554	22,131	10,731	9,163
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$36.18	$69.89	$71.03
Value at end of period	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	57,138	43,790	34,935
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.23	$13.29	$13.85
Value at end of period	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	7,363	3,435	1,759
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.55	$13.83	$13.92
Value at end of period	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	46,979	39,453	41,504
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.29	$12.19	$11.07	$11.03	$11.19
Value at end of period	$13.31	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	247,264	173,754	70,439	1,461	1,597
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.33	$12.80	$11.71
Value at end of period	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	32,784	14,770	12,036

CFI 65

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$7.97	$12.38	$11.75	$10.87	$10.78
Value at end of period	$12.73	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	18,192	11,734	8,294	129	129
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.21	$6.49
Value at end of period	$7.87	$6.21
Number of accumulation units outstanding at end of period	13,829	391
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.48	$8.63
Value at end of period	$8.38	$5.48
Number of accumulation units outstanding at end of period	18,329	2,903
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.49	$21.25	$20.22
Value at end of period	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	152,510	114,313	47,534
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.74	$9.96
Value at end of period	$10.00	$8.74
Number of accumulation units outstanding at end of period	5,176	1,903
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.16	$15.10	$13.67	$12.38	$11.77
Value at end of period	$12.28	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	101,314	80,865	49,918	12,388	9,289
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.71	$10.54	$10.28
Value at end of period	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.32	$16.40	$17.07
Value at end of period	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	21,712	20,392	13,552
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.74	$14.55	$14.86
Value at end of period	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	23,234	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.07	$13.63	$13.17	$11.21	$11.15
Value at end of period	$10.76	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	79,484	52,509	42,462	1,659	500

CFI 66

Condensed Financial Information (continued)

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195	$14.194
Value at end of period	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195
Number of accumulation units outstanding at end of period	1,476	1,473	1,482	1,599	1,665	659,807	480,452	762,484	591,945	367,939
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389	$10.552
Value at end of period	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389
Number of accumulation units outstanding at end of period	47	47	47	221	216	314,974	210,213	464,506	325,194	162,442
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76	$16.655
Value at end of period	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76
Number of accumulation units outstanding at end of period	278	278	278	524	487	559,933	481,243	362,534	280,104	130,483
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799	$13.41
Value at end of period	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799
Number of accumulation units outstanding at end of period	16	16	16	16	44	44,140	45,980	26,911	20,632	11,728
ING BALANCED PORTFOLIO
Value at beginning of period	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943	$12.064
Value at end of period	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943
Number of accumulation units outstanding at end of period	37	37	37	39	39	113,110	95,340	208,793	174,642	106,920
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.38	$10.49	$10.69
Value at end of period	$8.29	$6.38	$10.49
Number of accumulation units outstanding at end of period	820	1,200	1,201
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.98	$13.58	$9.69
Value at end of period	$10.92	$7.98	$13.58
Number of accumulation units outstanding at end of period	210	210	210
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518	$11.867
Value at end of period	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518
Number of accumulation units outstanding at end of period	2,710	2,983	3,132	3,605	3,751	445,802	463,259	768,288	847,662	396,366
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618	$13.991
Value at end of period	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618
Number of accumulation units outstanding at end of period	733	721	711	730	716	423,974	401,289	868,406	677,370	398,208
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348	$10.396
Value at end of period	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348
Number of accumulation units outstanding at end of period	854	809	767	745	704	172,294	140,681	146,054	91,516	20,187
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.10	$10.07	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716	$16.525
Value at end of period	$8.03	$6.10	$10.07	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716
Number of accumulation units outstanding at end of period	854	869	870	870	870	89,165	103,792	371,888	329,340	194,901

CFI 67

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413	$10.777
Value at end of period	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413
Number of accumulation units outstanding at end of period	335	335	54	54	54	99,433	109,629	132,966	106,827	28,641
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.69	$14.62	$13.78	$11.73	$10.03
Value at end of period	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,975	2,187	2,211	2,750	2,877
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.91	$11.90	$10.88	$10.08	$9.89
Value at end of period	$11.99	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	11	11	11	11	50
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$10.14	$15.82	$15.42	$13.35	$12.53	$11.43	$9.21	$12.502	$13.895	$12.665
Value at end of period	$11.62	$10.14	$15.82	$15.42	$13.35	$12.53	$11.43	$9.21	$12.502	$13.895
Number of accumulation units outstanding at end of period	185	124	124	61	58	21,558	23,686	29,195	29,098	9,566
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699	$11.953
Value at end of period	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699
Number of accumulation units outstanding at end of period	454	454	454	454	475	91,184	101,741	304,893	210,231	122,374
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204	$10.738
Value at end of period	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204
Number of accumulation units outstanding at end of period	21	21	21	21	21	9,124	11,019	77,971	67,498	45,064
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749	$10.752
Value at end of period	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749
Number of accumulation units outstanding at end of period	34	34	34	34	34	7,732	10,544	232,498	190,722	140,545
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.75	$13.70	$12.14	$11.17	$9.81
Value at end of period	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	946	892	841	952	951
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399	$13.464
Value at end of period	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399
Number of accumulation units outstanding at end of period	362	361	361	558	532	90,993	83,327	213,155	184,736	103,238
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.32	$10.20
Value at end of period	$8.32	$6.32
Number of accumulation units outstanding at end of period	147	153
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838	$15.809
Value at end of period	$12.01	$8.34	$13.90	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838
Number of accumulation units outstanding at end of period	4	6	6	78	78	22,876	26,301	156,206	131,701	69,690
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42	$13.061
Value at end of period	$10.22	$7.79	$13.00	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42
Number of accumulation units outstanding at end of period	725	849	848	851	957	45,064	47,768	106,181	108,893	63,659

CFI 68

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.49	$12.45	$12.07	$10.76	$9.99
Value at end of period	$11.60	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	131	147	183	183	313
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$36.02	$69.63	$69.63
Value at end of period	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	82	82	82
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$5.32	$12.80	$12.80
Value at end of period	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	448	448	448

TABLE 10
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.03	$12.29	$11.03	$10.43	$9.30
Value at end of period	$8.47	$7.03	$12.29	$11.03	$10.43
Number of accumulation units outstanding at end of period	34,124	23,865	12,557	23,327	13,718
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.89	$11.35	$10.55	$9.08	$8.58
Value at end of period	$10.07	$7.89	$11.35	$10.55	$9.08
Number of accumulation units outstanding at end of period	36,216	34,384	19,827	19,517	9,720
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.38
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	1,359
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.03
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	3,585
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.43
Value at end of period	$9.97
Number of accumulation units outstanding at end of period	1,604

CFI 69

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.20
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	8,279
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.80	$8.94
Value at end of period	$8.07	$5.80
Number of accumulation units outstanding at end of period	3,790	3,808
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.71	$14.21	$13.90	$12.84	$12.09
Value at end of period	$12.11	$9.71	$14.21	$13.90	$12.84
Number of accumulation units outstanding at end of period	13,253	11,277	6,215	13,936	15,497
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.11	$8.96
Value at end of period	$8.04	$6.11
Number of accumulation units outstanding at end of period	343	239
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.75	$19.88	$16.80	$13.86	$12.77
Value at end of period	$16.27	$11.75	$19.88	$16.80	$13.86
Number of accumulation units outstanding at end of period	1,915,626	1,541,793	1,011,770	410,203	533
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.50	$22.82	$24.96	$21.98
Value at end of period	$20.03	$15.50	$2,282.00	$24.96
Number of accumulation units outstanding at end of period	13,845	6,634	6,236	42,076
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.78	$24.10	$20.60	$18.53	$15.91
Value at end of period	$18.61	$13.78	$24.10	$20.60	$18.53
Number of accumulation units outstanding at end of period	2,280,121	2,189,447	1,753,796	1,082,527	691,573
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.66	$16.93	$16.76	$14.01	$13.03
Value at end of period	$12.52	$9.66	$16.93	$16.76	$14.01
Number of accumulation units outstanding at end of period	1,418,008	1,444,799	1,241,963	682,997	783,937
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.91	$16.96	$13.42	$12.63	$11.51
Value at end of period	$11.38	$8.91	$16.96	$13.42	$12.63
Number of accumulation units outstanding at end of period	417,864	327,083	245,182	451,275	501,786
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.60	$18.96	$16.25	$13.83	$11.43
Value at end of period	$13.35	$10.60	$18.96	$16.25	$13.83
Number of accumulation units outstanding at end of period	43,425	50,712	45,025	56,984	89,333

CFI 70

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.31	$18.47	$19.01	$16.34	$15.00
Value at end of period	$15.82	$12.31	$18.47	$19.01	$16.34
Number of accumulation units outstanding at end of period	835,057	808,893	637,501	155,795	18,025
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.13	$9.08
Value at end of period	$8.13	$6.13
Number of accumulation units outstanding at end of period	20,641	4,779
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.51	$15.75	$16.30	$14.19	$13.07
Value at end of period	$15.54	$11.51	$15.75	$16.30	$14.19
Number of accumulation units outstanding at end of period	143,705	27,666	13,680	18,387	8,193
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.26	$20.07	$17.32	$14.45
Value at end of period	$13.47	$11.26	$20.07	$17.32
Number of accumulation units outstanding at end of period	232,508	342,688	401,617	29,039
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.58	$16.18	$15.40	$14.08	$13.43
Value at end of period	$13.73	$11.58	$16.18	$15.40	$14.08
Number of accumulation units outstanding at end of period	286,440	336,347	345,032	612,966	914,919
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.44	$10.99	$10.14	$9.22
Value at end of period	$8.61	$6.44	$10.99	$10.14
Number of accumulation units outstanding at end of period	22,840	37,555	28,380	7,425
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.16	$19.09	$18.08	$15.77	$14.91
Value at end of period	$15.01	$11.16	$19.09	$18.08	$15.77
Number of accumulation units outstanding at end of period	1,413,949	1,201,988	904,525	129,971	20,564
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.37	$10.48	$10.69
Value at end of period	$8.28	$6.37	$10.48
Number of accumulation units outstanding at end of period	171,738	173,932	149,130
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$3.14	$5.24	$4.43	$4.15	$3.39
Value at end of period	$4.77	$3.14	$5.24	$4.43	$4.15
Number of accumulation units outstanding at end of period	563,799	457,811	331,936	171,422	80,343
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.75
Value at end of period	$8.94	$6.72
Number of accumulation units outstanding at end of period	796,150	628,609

CFI 71

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.19	$10.12	$12.36	$10.48
Value at end of period	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	739,250	808,288	653,933	183,195
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.80	$10.36	$10.41
Value at end of period	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	4,507	1,238	14
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.30	$22.00	$21.23	$18.74	$17.45
Value at end of period	$17.42	$13.30	$22.00	$21.23	$18.74
Number of accumulation units outstanding at end of period	71,562	39,317	21,209	13,729	2,873
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.78	$13.79	$12.76	$11.26	$10.20
Value at end of period	$11.69	$9.78	$13.79	$12.76	$11.26
Number of accumulation units outstanding at end of period	32,694	19,677	10,028	7,874	110
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.13	$15.07	$13.23	$11.88	$9.90
Value at end of period	$12.64	$9.13	$15.07	$13.23	$11.88
Number of accumulation units outstanding at end of period	619,870	295,965	94,324	47,840	18,065
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.97	$13.58	$9.69
Value at end of period	$10.90	$7.97	$13.58
Number of accumulation units outstanding at end of period	94,742	91,789	76,523
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.34	$11.82	$11.06	$9.74	$8.89
Value at end of period	$9.51	$7.34	$11.82	$11.06	$9.74
Number of accumulation units outstanding at end of period	975,697	1,222,363	1,124,594	1,720,872	1,787,621
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.69	$15.51	$14.85	$13.02	$12.23
Value at end of period	$11.88	$9.69	$15.51	$14.85	$13.02
Number of accumulation units outstanding at end of period	572,860	594,639	350,930	342,528	208,675
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.52	$24.98	$23.80	$21.85	$19.54
Value at end of period	$20.34	$15.52	$24.98	$23.80	$21.85
Number of accumulation units outstanding at end of period	416,193	452,410	477,321	432,043	424,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.56	$17.49	$18.74	$16.55	$15.15
Value at end of period	$14.36	$11.56	$17.49	$18.74	$16.55
Number of accumulation units outstanding at end of period	348,307	399,729	341,597	387,810	275,806

CFI 72

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.10	$16.58	$15.72	$15.18	$14.73
Value at end of period	$16.76	$15.10	$16.58	$15.72	$15.18
Number of accumulation units outstanding at end of period	505,538	463,234	389,230	299,042	209,026
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.97
Value at end of period	$7.57
Number of accumulation units outstanding at end of period	78,707
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.98	$19.27	$17.08	$13.26	$11.95
Value at end of period	$13.89	$10.98	$19.27	$17.08	$13.26
Number of accumulation units outstanding at end of period	202,993	296,268	360,257	72,092	17,285
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.81	$11.44	$10.88
Value at end of period	$7.88	$5.81	$11.44
Number of accumulation units outstanding at end of period	1,079,823	1,051,207	402,977
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.16	$25.08	$18.20	$13.47	$9.90
Value at end of period	$20.76	$12.16	$25.08	$18.20	$13.47
Number of accumulation units outstanding at end of period	26,525	14,500	11,763	6,592	4,930
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.15	$18.24	$17.91	$15.45	$14.44
Value at end of period	$15.19	$12.15	$18.24	$17.91	$15.45
Number of accumulation units outstanding at end of period	41,638	34,298	22,178	41,969	14,965
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.98	$12.89	$13.17	$11.35	$11.21
Value at end of period	$11.38	$8.98	$12.89	$13.17	$11.35
Number of accumulation units outstanding at end of period	82,444	65,526	34,384	7,333	1
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$5.98	$9.88	$10.09	$9.20	$7.91
Value at end of period	$7.87	$5.98	$9.88	$10.09	$9.20
Number of accumulation units outstanding at end of period	228,028	245,385	191,216	285,289	440,137
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.13	$11.26	$10.85	$9.77
Value at end of period	$8.44	$7.13	$11.26	$10.85
Number of accumulation units outstanding at end of period	184,401	176,093	140,228	74
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.60	$10.23
Value at end of period	$8.49	$6.60
Number of accumulation units outstanding at end of period	85,584	95,443

CFI 73

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.29	$18.50	$15.42	$13.13
Value at end of period	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	55,916	62,280	53,994	27,546
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.12	$15.69	$15.16	$13.61	$13.13
Value at end of period	$14.22	$12.12	$15.69	$15.16	$13.61
Number of accumulation units outstanding at end of period	28,593	32,506	22,187	95,124	19,366
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.72	$18.92	$14.92	$11.47	$9.95
Value at end of period	$15.49	$11.72	$18.92	$14.92	$11.47
Number of accumulation units outstanding at end of period	267,963	236,809	172,393	16,461	302
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.65	$15.55	$12.43	$11.59	$10.34
Value at end of period	$13.58	$9.65	$15.55	$12.43	$11.59
Number of accumulation units outstanding at end of period	10,928	5,469	2,496	4,433	3,312
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.89	$13.60	$12.99	$12.45	$12.20
Value at end of period	$13.86	$13.89	$13.60	$12.99	$12.45
Number of accumulation units outstanding at end of period	1,424,386	1,857,131	1,202,284	214,602	61,613
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.04	$15.22	$14.35	$12.22	$10.45
Value at end of period	$12.55	$9.04	$15.22	$14.35	$12.22
Number of accumulation units outstanding at end of period	1,325,428	1,281,594	1,353,299	1,129,666	1,449,964
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00	$11.90	$10.99	$10.19	$10.01
Value at end of period	$12.10	$10.00	$11.90	$10.99	$10.19
Number of accumulation units outstanding at end of period	579,987	538,205	391,046	240,769	250,314
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.78	$16.82	$16.41	$14.22	$13.23
Value at end of period	$12.34	$10.78	$16.82	$16.41	$14.22
Number of accumulation units outstanding at end of period	110,891	69,715	60,064	45,769	119,736
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.01	$11.69	$11.42	$16.41	$10.42
Value at end of period	$13.39	$9.01	$11.69	$11.42	$10.54
Number of accumulation units outstanding at end of period	113,811	87,761	59,052	17,763	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.15	$13.25	$12.17	$45,769.00	$11.47
Value at end of period	$14.74	$13.15	$13.25	$12.17	$11.76
Number of accumulation units outstanding at end of period	112,064	68,749	21,356	88,336	29,607

CFI 74

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.42	$9.23	$9.43
Value at end of period	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	1,345,805	1,238,565	751,731
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.41	$11.37	$10.85	$10.30
Value at end of period	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	98,512	119,890	98,451	49,010
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.89	$11.23	$10.63	$10.15
Value at end of period	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	198,272	154,035	136,420	17,939
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.48	$11.21	$10.65	$9.55
Value at end of period	$9.33	$7.48	$11.21	$10.65
Number of accumulation units outstanding at end of period	1,146,227	1,140,145	939,901	15,117
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	811
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.34
Value at end of period	$12.15
Number of accumulation units outstanding at end of period	25,107
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.66	$9.02
Value at end of period	$8.20	$6.66
Number of accumulation units outstanding at end of period	142,094	1,423
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.07
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	28,787
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	40,684
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.94	$9.31
Value at end of period	$8.29	$5.94
Number of accumulation units outstanding at end of period	1,726	554

CFI 75

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.98	$10.10
Value at end of period	$8.79	$6.98
Number of accumulation units outstanding at end of period	1,543	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$6.61	$10.14	$9.26	$8.27	$7.22
Value at end of period	$8.62	$6.61	$10.14	$9.26	$8.27
Number of accumulation units outstanding at end of period	23,989	3,213	2,181	1,809	3,421
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.60	$21.29	$20.20	$17.38	$15.24
Value at end of period	$18.54	$14.60	$21.29	$20.20	$17.38
Number of accumulation units outstanding at end of period	134,627	136,964	99,236	91,467	233,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.96	$12.31	$11.83	$10.73	$10.13
Value at end of period	$10.91	$8.96	$12.31	$11.83	$10.73
Number of accumulation units outstanding at end of period	330,622	231,754	151,358	44,452	452
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.41	$12.79	$12.28	$10.96	$10.43
Value at end of period	$10.53	$8.41	$12.79	$12.28	$10.96
Number of accumulation units outstanding at end of period	305,840	205,308	86,634	25,973	685
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.29	$13.23	$12.63	$11.12	$10.88
Value at end of period	$10.59	$8.29	$13.23	$12.63	$11.12
Number of accumulation units outstanding at end of period	351,861	228,490	81,083	31,164	149
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.17	$13.66	$12.97	$11.33	$11.07
Value at end of period	$10.56	$8.17	$13.66	$12.97	$11.33
Number of accumulation units outstanding at end of period	231,366	149,503	44,478	15,263	0
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.67	$8.05
Value at end of period	$9.19	$7.67
Number of accumulation units outstanding at end of period	6,410	428
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.51
Value at end of period	$8.59
Number of accumulation units outstanding at end of period	88
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.60	$11.58	$11.06	$10.36	$10.23
Value at end of period	$11.20	$9.60	$11.58	$11.06	$10.36
Number of accumulation units outstanding at end of period	39,728	53,963	72,216	45,576	235

CFI 76

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.46	$15.07	$14.31	$13.28	$12.72
Value at end of period	$13.44	$11.46	$15.07	$14.31	$13.28
Number of accumulation units outstanding at end of period	70,546	36,749	16,058	13,310	7,966
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.13	$14.35	$13.73	$12.19	$11.39
Value at end of period	$11.37	$9.13	$14.35	$13.73	$12.19
Number of accumulation units outstanding at end of period	232,238	129,715	52,777	38,454	59,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.04	$14.52	$13.83	$12.50	$11.86
Value at end of period	$12.17	$10.04	$14.52	$13.83	$12.50
Number of accumulation units outstanding at end of period	205,320	156,719	161,701	94,487	43,717
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.39	$13.02	$12.53	$10.99	$10.69
Value at end of period	$12.45	$9.39	$13.02	$12.53	$10.99
Number of accumulation units outstanding at end of period	4,344,384	3,156,636	1,934,744	39,912	11,277
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.99	$14.13	$12.52	$11.54	$10.27
Value at end of period	$11.64	$7.99	$14.13	$12.52	$11.54
Number of accumulation units outstanding at end of period	645,673	574,121	424,163	565,761	736,534
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.95	$18.68	$18.22	$15.37	$14.73
Value at end of period	$14.87	$11.95	$18.68	$18.22	$15.37
Number of accumulation units outstanding at end of period	338,443	211,118	150,263	61,343	13,131
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.18	$17.71	$16.20	$14.37	$12.98
Value at end of period	$14.49	$10.18	$17.71	$16.20	$14.37
Number of accumulation units outstanding at end of period	388,270	316,429	250,855	424,529	281,754
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.32	$10.20
Value at end of period	$8.31	$6.32
Number of accumulation units outstanding at end of period	237,632	245,017
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.80	$11.33	$11.11	$10.16
Value at end of period	$8.95	$6.80	$11.33	$11.11
Number of accumulation units outstanding at end of period	4,489	2,819	2,211	80
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.80	$14.68	$13.75	$11.83	$11.25
Value at end of period	$12.67	$8.80	$14.68	$13.75	$11.83
Number of accumulation units outstanding at end of period	72,926	75,192	53,234	69,752	83,069

CFI 77

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.29
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	2,626
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.16	$13.61	$13.52	$11.86	$10.72
Value at end of period	$10.69	$8.16	$13.61	$13.52	$11.86
Number of accumulation units outstanding at end of period	126,740	137,355	153,982	136,454	126,726
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.13	$14.44	$14.85	$12.88	$12.28
Value at end of period	$11.67	$9.13	$14.44	$14.85	$12.88
Number of accumulation units outstanding at end of period	123,761	144,880	138,953	152,560	8,058
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.82	$12.89	$12.50	$11.15	$10.36
Value at end of period	$11.99	$9.82	$12.89	$12.50	$11.15
Number of accumulation units outstanding at end of period	580,703	633,250	581,824	534,406	842,927
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during Auguat 2005)
Value at beginning of period	$8.82	$13.08	$12.81	$11.10	$10.74
Value at end of period	$10.87	$8.82	$13.08	$12.81	$11.10
Number of accumulation units outstanding at end of period	377,644	327,917	293,847	79,372	1,680
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.77	$10.12	$10.56	$10.08
Value at end of period	$8.77	$6.77	$10.12	$10.56
Number of accumulation units outstanding at end of period	23,393	16,805	19,420	22,274
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.96	$21.44	$19.50	$17.70	$16.19
Value at end of period	$22.49	$17.96	$21.44	$19.50	$17.70
Number of accumulation units outstanding at end of period	186	160	140		89
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.44	$20.42	$16.82	$14.88	$12.95
Value at end of period	$16.48	$11.44	$20.42	$16.82	$14.88
Number of accumulation units outstanding at end of period	192	168	152	138	116
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$17.36	$16.45	$15.45
Value at end of period	$19.55	$17.36	$16.45
Number of accumulation units outstanding at end of period	21	22	21
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.90	$14.84	$12.96	$11.69	$10.98
Value at end of period	$12.07	$8.90	$14.84	$12.96	$11.69
Number of accumulation units outstanding at end of period	204	162	127	138	29
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.63	$15.68	$14.38	$12.22	$11.48
Value at end of period	$11.83	$8.63	$15.68	$14.38	$12.22
Number of accumulation units outstanding at end of period	225	183	221	59	28

CFI 78

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.37	$8.78	$10.17
Value at end of period	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	38,125	21,513	10,851
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.19	$9.40
Value at end of period	$9.19	$7.19
Number of accumulation units outstanding at end of period	5,130	1,313
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.36	$15.51	$15.50	$13.88	$12.75
Value at end of period	$11.79	$9.36	$15.51	$15.50	$13.88
Number of accumulation units outstanding at end of period	107,341	109,356	84,275	124,247	42,780
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.98	$11.48	$10.75	$10.31
Value at end of period	$9.05	$6.98	$11.48	$10.75
Number of accumulation units outstanding at end of period	5,037	593	399	725
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.71	$17.32	$15.02	$13.23
Value at end of period	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$35.87	$69.37	$52.09	$41.82	$36.83
Value at end of period	$64.87	$35.87	$69.37	$52.09	$41.82
Number of accumulation units outstanding at end of period	290,951	176,630	129,545	44,019	3,649
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.93	$26.77	$25.31	$21.61	$18.30
Value at end of period	$22.16	$15.93	$26.77	$25.31	$21.61
Number of accumulation units outstanding at end of period	115	123	159	97	174
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.20	$13.25	$13.48	$11.78	$10.44
Value at end of period	$11.19	$8.20	$13.25	$13.48	$11.78
Number of accumulation units outstanding at end of period	22,958	11,496	1,890	1,409	218
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.99	$18.04
Value at end of period	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	1
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.47	$13.73	$12.61	$11.79
Value at end of period	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	214,682	205,673	58,216	17,955

CFI 79

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.23	$12.15	$11.04	$11.01	$11.01
Value at end of period	$13.23	$11.23	$12.15	$11.04	$11.01
Number of accumulation units outstanding at end of period	862,847	413,595	191,317	62,666	55
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.32	$12.79	$10.35
Value at end of period	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$7.93	$12.34	$11.72	$10.85	$10.68
Value at end of period	$12.66	$7.93	$12.34	$11.72	$10.85
Number of accumulation units outstanding at end of period	8,069	9,881	9,288	34,941	31
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.20	$8.84
Value at end of period	$7.86	$6.20
Number of accumulation units outstanding at end of period	8,607	1,352
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.48	$8.95
Value at end of period	$8.37	$5.48
Number of accumulation units outstanding at end of period	2,797	1,025
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$22.33	$21.11	$19.14	$16.96	$16.83
Value at end of period	$26.41	$22.33	$21.11	$19.14	$16.96
Number of accumulation units outstanding at end of period	768,873	555,983	321,712	70,439	68
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.74	$9.78
Value at end of period	$9.99	$8.74
Number of accumulation units outstanding at end of period	11,517	1,854
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.12	$15.04	$13.64	$12.36	$11.78
Value at end of period	$12.21	$9.12	$15.04	$13.64	$12.36
Number of accumulation units outstanding at end of period	3,715,843	2,946,765	1,970,670	759,533	1,176
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.70	$10.53	$10.14
Value at end of period	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	480,500	408,172	301,600
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.28	$16.34	$15.01	$13.08
Value at end of period	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	770,789	771,205	805,446	102,387

CFI 80

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER USA
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.70	$14.49	$13.82	$12.88	$12.60
Value at end of period	$12.31	$8.70	$14.49	$13.82	$12.88
Number of accumulation units outstanding at end of period	201,002	153,558	135,710	68,572	2
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.03	$13.58	$13.14	$11.19	$10.61
Value at end of period	$10.70	$9.03	$13.58	$13.14	$11.19
Number of accumulation units outstanding at end of period	64,871	58,254	48,835	141,425	18

TABLE 11

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.86
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	48
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245	$13.82
Value at end of period	$8.43	$7.00	$12.24	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245
Number of accumulation units outstanding at end of period	23,535	22,322	23,869	29,708	18,183	9,071	12,055	13,895	10,960	12,515
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004	$11.773
Value at end of period	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004
Number of accumulation units outstanding at end of period	52,043	54,037	83,014	72,306	31,974	38,655	42,326	53,745	47,386	48,445
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.13
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	852
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.59
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	1,614
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.19
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.18
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	2,058
CFI 81

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.20
Value at end of period	$8.06
Number of accumulation units outstanding at end of period	645
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.11
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	59
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513	$11.951
Value at end of period	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513
Number of accumulation units outstanding at end of period	10,092	9,755	10,847	16,084	16,449	10,433	10,936	10,774	12,083	11,184
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.11	$8.49
Value at end of period	$8.03	$6.11
Number of accumulation units outstanding at end of period	976	1,035
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.73	$19.84	$16.78	$13.85	$11.50	$10.83
Value at end of period	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	176,649	119,192	15,260	5,303	3,094	917
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.43	$22.74	$24.88	$20.60	$18.76	$16.77
Value at end of period	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	20,871	19,571	20,435	9,643	1,164	1,086
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16	$14.171
Value at end of period	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16
Number of accumulation units outstanding at end of period	488,206	360,449	450,147	510,357	417,525	241,304	224,548	192,813	108,307	123,644
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36	$10.535
Value at end of period	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36
Number of accumulation units outstanding at end of period	148,927	142,179	220,782	233,513	215,262	162,011	155,450	125,948	59,830	55,911
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721	$16.628
Value at end of period	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721
Number of accumulation units outstanding at end of period	207,923	227,708	306,986	314,560	318,529	241,508	248,666	225,787	133,395	151,952
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771	$13.389
Value at end of period	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771
Number of accumulation units outstanding at end of period	63,159	19,242	40,120	43,549	30,483	13,037	13,808	8,450	8,801	8,239
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32	$10.88
Value at end of period	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24	$9.32
Number of accumulation units outstanding at end of period	39,469	32,066	53,116	48,456	39,003	32,877	13,337	14,424

CFI 82

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.13	$9.82
Value at end of period	$8.12	$6.13
Number of accumulation units outstanding at end of period	1,121	70
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12	$7.97
Value at end of period	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94	$8.12
Number of accumulation units outstanding at end of period	3,323	1,742	2,421	15,311	15,175	2,259	2,154	280
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.23	$20.04	$17.30	$13.46	$11.46
Value at end of period	$13.43	$11.23	$20.04	$17.30	$13.46
Number of accumulation units outstanding at end of period	27,950	22,345	23,727	14,691	4,471
ING BALANCED PORTFOLIO
Value at beginning of period	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912	$12.045
Value at end of period	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912
Number of accumulation units outstanding at end of period	112,621	136,408	184,244	219,574	213,653	166,906	171,664	182,935	179,400	197,183
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.44	$10.98	$10.76
Value at end of period	$8.60	$6.44	$10.98
Number of accumulation units outstanding at end of period	356	955	602
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73	$8.69
Value at end of period	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58	$8.73
Number of accumulation units outstanding at end of period	50,736	37,115	13,143	9,600	5,762	5,640	1,180	237
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.36	$10.48	$10.69
Value at end of period	$8.26	$6.36	$10.48
Number of accumulation units outstanding at end of period	77,220	74,988	77,283
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857	$10.445
Value at end of period	$4.75	$3.13	$5.22	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857
Number of accumulation units outstanding at end of period	93,411	92,627	104,938	145,212	123,809	66,808	76,442	32,441	14,659	0
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.74
Value at end of period	$8.93	$6.72
Number of accumulation units outstanding at end of period	57,102	43,651
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.18	$10.11	$12.36	$10.05
Value at end of period	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	22,752	15,437	5,402	6,699

CFI 83

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.79	$10.36	$10.11	$9.45
Value at end of period	$8.42	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	5,609	882	475	215
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78	$12.97
Value at end of period	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78
Number of accumulation units outstanding at end of period	5,922	6,105	2,921	1,901	885	1,372	622
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.77	$13.77	$12.75	$11.26	$10.68
Value at end of period	$11.66	$9.77	$13.77	$12.75	$11.26
Number of accumulation units outstanding at end of period	5,622	4,760	855	2,021	187
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.11	$12.05	$13.22	$11.88	$11.44
Value at end of period	$12.61	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	17,784	4,421	2,203	236	640
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.96	$13.57	$9.69
Value at end of period	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	67,304	68,665	29,703
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49	$11.847
Value at end of period	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49
Number of accumulation units outstanding at end of period	557,782	591,777	505,931	668,813	772,965	555,941	655,875	739,043	928,095	1,009,352
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585	$13.968
Value at end of period	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585
Number of accumulation units outstanding at end of period	171,792	143,761	300,305	356,781	301,429	223,077	239,180	219,826	144,313	134,831
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379	$12.896
Value at end of period	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379
Number of accumulation units outstanding at end of period	120,001	88,402	126,731	167,493	148,662	94,686	81,313	64,816	15,015	7,716
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29	$10.898	$10.15
Value at end of period	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29	$10.022
Number of accumulation units outstanding at end of period	49,444	43,828	46,893	71,347	73,546	36,943	30,179	16,913	3,235	0
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318	$10.38
Value at end of period	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318
Number of accumulation units outstanding at end of period	247,184	233,535	139,784	136,970	131,320	80,640	83,138	112,073	48,531	34,829
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.85
Value at end of period	$7.56
Number of accumulation units outstanding at end of period	6,638

CFI 84

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06	$9.49
Value at end of period	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41	$8.06
Number of accumulation units outstanding at end of period	47,774	45,852	63,875	52,807	25,955	25,882	22,632	20,120
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.80	$10.81
Value at end of period	$7.87	$5.80
Number of accumulation units outstanding at end of period	3,851	825
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.14	$25.05	$18.19	$13.47	$11.59
Value at end of period	$20.71	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	9,734	7,316	7,775	4,757	1,241
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91	$10.33
Value at end of period	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91
Number of accumulation units outstanding at end of period	24,186	21,652	14,566	24,895	6,592	707	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.97	$12.87	$13.16	$12.86
Value at end of period	$11.35	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	686	583	452	179
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.03	$9.97	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686	$16.499
Value at end of period	$7.94	$6.03	$9.97	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686
Number of accumulation units outstanding at end of period	123,607	125,345	84,145	87,304	97,973	75,108	76,488	82,819	91,406	101,007
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.12	$11.25	$10.52
Value at end of period	$8.43	$7.12	$11.25
Number of accumulation units outstanding at end of period	110,172	119,097	298,645
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.60	$10.23
Value at end of period	$8.48	$6.60
Number of accumulation units outstanding at end of period	6,623	6,014
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.28	$18.47	$15.40	$14.92
Value at end of period	$12.69	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	467	4,315	191	1,608
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03	$11.35
Value at end of period	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03
Number of accumulation units outstanding at end of period	4,596	3,330	2,214	5,365	22,241	16,880	3,682

CFI 85

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2003) (Funds were first received in this option during October 2006)
Value at beginning of period	$11.70	$18.89	$14.91	$13.72
Value at end of period	$15.46	$11.70	$18.89	$14.91
Number of accumulation units outstanding at end of period	3,396	5,849	6,748	205
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99	$8.92
Value at end of period	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50	$6.99
Number of accumulation units outstanding at end of period	10,564	8,423	21,838	14,505	14,359	15,350	8,675	7,045
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383	$10.76
Value at end of period	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383
Number of accumulation units outstanding at end of period	370,967	248,143	240,415	282,543	208,749	161,940	156,245	151,212	38,644	48,060
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.65	$14.58	$14.26	$12.18	$10.13
Value at end of period	$12.43	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	329,300	334,132	680,701	710,322	208,526
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.97	$11.87	$10.86	$10.17	$10.00
Value at end of period	$12.06	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	75,934	60,616	173,159	168,267	163,875
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$10.03	$15.66	$15.29	$13.25	$12.45	$11.36	$9.17	$12.457	$13.858	$12.645
Value at end of period	$11.48	$10.03	$15.66	$15.29	$13.25	$12.45	$11.36	$9.17	$12.457	$13.858
Number of accumulation units outstanding at end of period	54,136	45,196	199,926	208,629	204,244	186,341	176,455	152,852	28,687	21,968
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.99	$11.67	$11.41	$10.77
Value at end of period	$13.36	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	1,047	412	399	398
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77	$10.09
Value at end of period	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14	$10.77
Number of accumulation units outstanding at end of period	166,168	109,250	20,036	14,459	13,853	13,155	13,853	9,002
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.41	$9.22	$9.43
Value at end of period	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	300,263	181,409	207,429
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.40	$11.36	$10.94
Value at end of period	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	27,165	18,669	4,884
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.88	$11.22	$11.35
Value at end of period	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	7,794	701	315

CFI 86

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.47	$11.20	$11.95
Value at end of period	$9.32	$7.47	$11.20
Number of accumulation units outstanding at end of period	67,025	64,062	81,018
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	3
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.03
Value at end of period	$8.19
Number of accumulation units outstanding at end of period	5,152
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.07
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	386
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	2,002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.94	$10.17
Value at end of period	$8.28	$5.94
Number of accumulation units outstanding at end of period	526	302
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.98	$10.29
Value at end of period	$8.79	$6.98
Number of accumulation units outstanding at end of period	2,380	1,357
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03	$8.02
Value at end of period	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94	$5.03
Number of accumulation units outstanding at end of period	7,999	8,945	396,738	392,017	378,380	354,764	324,055	263,319
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666	$11.933
Value at end of period	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666
Number of accumulation units outstanding at end of period	66,470	63,505	79,026	89,954	88,534	57,477	54,596	50,291	23,551	21,331
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.95	$12.30	$11.82	$10.91
Value at end of period	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	168,772	71,175	44,315	138,732
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.40	$12.77	$12.27	$11.27
Value at end of period	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	227,405	61,285	29,062	72,194

CFI 87

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.28	$13.22	$12.62	$11.51
Value at end of period	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	145,855	40,253	25,438	62,393
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.16	$13.64	$12.96	$11.62
Value at end of period	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	78,795	23,976	11,577	22,036
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$9.59	$11.57	$11.05	$10.49
Value at end of period	$11.17	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	29,370	6,853	5,295	6,210
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175	$10.721
Value at end of period	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175
Number of accumulation units outstanding at end of period	14,706	17,011	21,102	18,284	16,926	11,351	12,107	15,975	13,869	19,312
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688	$10.819
Value at end of period	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688
Number of accumulation units outstanding at end of period	93,456	90,646	43,752	58,054	49,372	2,406	2,414	3,617	3,470	3,343
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721	$10.735
Value at end of period	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721
Number of accumulation units outstanding at end of period	291,512	311,074	31,364	41,633	36,576	10,492	3,980	3,741	2,933	3,859
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.37	$13.00	$12.52	$11.18
Value at end of period	$12.42	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	371,807	246,391	19,136	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.92	$14.01	$12.11	$11.50	$9.94
Value at end of period	$11.25	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	215,175	209,938	183,461	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01	$11.89
Value at end of period	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01
Number of accumulation units outstanding at end of period	23,200	13,398	12,960	9,179	10,755	6,155	1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364	$13.443
Value at end of period	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364
Number of accumulation units outstanding at end of period	92,519	82,227	93,735	120,195	106,399	61,267	59,254	54,557	29,886	31,733
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.32	$10.20
Value at end of period	$8.30	$6.32
Number of accumulation units outstanding at end of period	71,936	73,810

CFI 88

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.79	$11.32	$10.85
Value at end of period	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	686	369	191
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799	$15.783
Value at end of period	$11.88	$8.25	$13.77	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799
Number of accumulation units outstanding at end of period	58,345	48,395	42,501	57,469	76,427	54,131	55,856	72,512	80,210	81,825
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.23	$9.64
Value at end of period	$10.77	$10.23
Number of accumulation units outstanding at end of period	24,372	2,256
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387	$13.04
Value at end of period	$10.10	$7.71	$12.87	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387
Number of accumulation units outstanding at end of period	51,208	48,470	38,307	54,312	55,301	39,465	0	47,304	46,783	48,216
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35	$8.12
Value at end of period	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76	$8.35
Number of accumulation units outstanding at end of period	34,921	32,182	14,948	12,799	16,863	11,574	143	142
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.74	$12.78	$12.05	$11.12	$10.17
Value at end of period	$11.54	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	180,677	185,525	854,673	901,737	157,585
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.80	$13.06	$12.80	$11.37
Value at end of period	$10.85	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	15,420	6,060	1,404	164
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.76	$10.12	$10.47
Value at end of period	$8.75	$6.76	$10.12
Number of accumulation units outstanding at end of period	533	4,153	251
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.99	$20.30	$18.46
Value at end of period	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	4	5	2
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148	$10.549
Value at end of period	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148
Number of accumulation units outstanding at end of period	23	24	21	18	18	65,116	66,481	90,518	32,870	28,828
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.35	$13.92	$12.22
Value at end of period	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	7	8	3

CFI 89

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$5.37	$4.82
Value at end of period	$7.38	$5.37
Number of accumulation units outstanding at end of period	1,070	621
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.98
Value at end of period	$9.18
Number of accumulation units outstanding at end of period	88
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41	$9.00
Value at end of period	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43	$8.41
Number of accumulation units outstanding at end of period	39,405	36,506	181,193	189,561	174,312	122,933	107,161	85,687
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.97	$11.47	$10.61
Value at end of period	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	15,543	9,576	3,356
NEW PERSPECTIVE FUND®
Value at beginning of period	$10.69	$17.29	$15.00	$12.58	$11.37	$9.98
Value at end of period	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	33,802	19,110	15,388	12,487	2,547	431
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$35.72	$69.12	$51.92	$41.70	$29.69	$25.11
Value at end of period	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	21,707	16,306	19,815	5,867	6,340	644
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.80	$26.57	$24.61
Value at end of period	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	4	4	2
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$8.18	$13.24	$13.47	$11.78	$11.91
Value at end of period	$11.17	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	37,789	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND
Value at beginning of period	$9.43	$13.68	$12.57	$11.42	$10.89	$10.71
Value at end of period	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	116,445	104,238	25,685	18,194	805	559
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.21	$12.12	$11.03	$11.00	$10.84
Value at end of period	$13.19	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	79,059	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.32	$12.79	$10.89
Value at end of period	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$7.91	$12.32	$11.70	$10.84	$10.64
Value at end of period	$12.63	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	16,453	9,687	3,070	1,954	497

CFI 90

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.20	$8.13
Value at end of period	$7.85	$6.20
Number of accumulation units outstanding at end of period	7,244	4,161
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.12
Value at end of period	$8.36
Number of accumulation units outstanding at end of period	30
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$22.24	$21.04	$19.09	$16.92	$17.55	$15.88
Value at end of period	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	43,001	26,913	18,246	2,145	1,361	458
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.73	$9.90
Value at end of period	$9.98	$8.73
Number of accumulation units outstanding at end of period	311	54
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.10	$15.01	$13.62	$12.35	$10.87	$9.96
Value at end of period	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	339,960	273,606	81,624	54,736	21,900	12,419
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$5.70	$10.53	$10.40
Value at end of period	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	7,545	5,342	2,662
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.26	$16.31	$14.99	$13.45
Value at end of period	$13.66	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	97,753	77,282	12,637	1,620
WANGER USA
(Funds were first received in this option during October 2004)
Value at beginning of period	$8.68	$14.47	$13.80	$12.87	$11.63	$10.35
Value at end of period	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	21,192	18,327	16,674	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.01	$13.56	$13.12	$11.18	$10.87	$10.07
Value at end of period	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	44,349	36,209	30,945	6,866	9,955	12,557

CFI 91

Condensed Financial Information (continued)

TABLE 12

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003 (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.65	$13.38	$12.01	$11.36	$10.50	$9.90	$9.57
Value at end of period	$9.21	$7.65	$13.38	$12.01	$11.36	$10.50	$9.90
Number of accumulation units outstanding at end of period	1,311	1,391	2,011	6,037	4,989	5,718	4,487
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2001)
Value at beginning of period	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54	$7.76	$8.315
Value at end of period	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32	$6.54	$7.76
Number of accumulation units outstanding at end of period	1,470	1,679	1,755	5,492	3,091	2,793	2,140	166	49
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30	$10.05
Value at end of period	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30
Number of accumulation units outstanding at end of period	558	534	532	3,679	5,986	3,397	7,123
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55	$11.652	$11.84
Value at end of period	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50	$10.55	$11.652
Number of accumulation units outstanding at end of period	57,079	59,293	65,378	119,283	106,278	91,279	75,470	106	33
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58	$10.10
Value at end of period	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58
Number of accumulation units outstanding at end of period	33,424	33,843	36,708	68,536	78,723	86,883	60,863
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27	$8.90
Value at end of period	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27
Number of accumulation units outstanding at end of period	45,095	41,426	46,143	90,967	89,225	94,934	87,478
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85	$10.38
Value at end of period	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85
Number of accumulation units outstanding at end of period	2,604	4,458	5,700	14,395	9,319	6,556	3,248
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74	$10.47
Value at end of period	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74
Number of accumulation units outstanding at end of period	21,940	23,631	36,125	79,825	87,003	81,057	74,663

CFI 92

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.35	$10.46	$10.68
Value at end of period	$8.25	$6.35	$10.46
Number of accumulation units outstanding at end of period	15,676	15,873	20,341
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06	$8.66
Value at end of period	$11.35	$7.47	$12.48	$10.55	$9.89	$8.89	$9.06
Number of accumulation units outstanding at end of period	10,663	15,150	6,204	18,425	22,012	22,494	25,362
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period			$12.36	$11.62
Value at end of period			$10.11	$12.36
Number of accumulation units outstanding at end of period			0	15
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.96	$13.57	$9.69
Value at end of period	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	14,245	18,968	8,284
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05	$8.63
Value at end of period	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05
Number of accumulation units outstanding at end of period	165,930	177,933	201,083	405,587	426,795	508,124	534,159
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74	$9.35
Value at end of period	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74
Number of accumulation units outstanding at end of period	74,113	79,689	85,230	153,886	153,542	127,122	85,750
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79	$11.45
Value at end of period	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79
Number of accumulation units outstanding at end of period	35,909	32,771	37,656	102,804	102,137	82,575	46,147
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09	$11.74
Value at end of period	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09
Number of accumulation units outstanding at end of period	15,040	15,285	15,608	35,044	34,393	23,272	10,550
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70	$11.66
Value at end of period	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70
Number of accumulation units outstanding at end of period	33,930	42,348	43,699	68,029	81,811	83,757	55,782
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.94
Value at end of period	$7.56
Number of accumulation units outstanding at end of period	3,684

CFI 93

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.07	$11.70	$11.95	$10.90	$9.83	$9.01	$8.59
Value at end of period	$9.31	$7.07	$11.70	$11.95	$10.90	$9.83	$9.01
Number of accumulation units outstanding at end of period	36,775	38,195	50,018	85,781	84,638	96,866	106,846
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period			$14.31	$12.86	$12.54
Value at end of period			$14.80	$14.31	$12.86
Number of accumulation units outstanding at end of period			0	9	4
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35	$10.35
Value at end of period	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35
Number of accumulation units outstanding at end of period	38,913	18,681	48,791	26,619	11,479	14,920	9,622
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.65	$14.58	$13.75	$11.72	$10.02
Value at end of period	$12.01	$8.65	$14.58	$13.75	$11.72
Number of accumulation units outstanding at end of period	71,028	72,337	86,061	188,203	191,327
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.87	$11.74	$10.86	$10.07	$9.89
Value at end of period	$11.93	$9.87	$11.74	$10.86	$10.07
Number of accumulation units outstanding at end of period	10,193	13,868	18,166	39,657	31,154
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.81	$12.20	$11.91	$10.32	$9.70	$8.85	$8.50
Value at end of period	$8.94	$7.81	$12.20	$11.91	$10.32	$9.70	$8.85
Number of accumulation units outstanding at end of period	29,687	11,182	12,595	31,958	27,698	32,286	25,074
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96	$10.56
Value at end of period	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96
Number of accumulation units outstanding at end of period	18,035	21,547	19,185	34,638	32,500	30,745	29,750
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.95	$12.30	$11.82	$10.80
Value at end of period	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	405	289	5,463	12,038
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.40	$12.77	$12.27	$11.15
Value at end of period	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	678	449	250	13,235
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.28	$13.22	$12.62	$11.27
Value at end of period	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	5,022	6,413	5,302	1,714

CFI 94

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.16	$13.64	$12.96	$11.71
Value at end of period	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	13,924	11,959	10,654	195
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74	$10.53
Value at end of period	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74
Number of accumulation units outstanding at end of period	6,310	6,207	5,289	6,007	5,749	6,987	7,046
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38	$10.04
Value at end of period	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38
Number of accumulation units outstanding at end of period	7,943	7,566	7,898	20,364	8,320	6,742	5,864
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55	$10.27
Value at end of period	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55
Number of accumulation units outstanding at end of period	5,772	5,914	5,957	8,875	8,368	11,479	10,329
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.72	$13.66	$12.11	$11.16	$9.94
Value at end of period	$11.25	$7.72	$13.66	$12.11	$11.16
Number of accumulation units outstanding at end of period	71,671	71,144	82,810	219,789	217,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period			$17.15	$14.48	$14.08
Value at end of period			$17.58	$17.15	$14.48
Number of accumulation units outstanding at end of period			0	9	5
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37	$9.96
Value at end of period	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37
Number of accumulation units outstanding at end of period	12,008	10,647	11,044	33,622	36,029	35,842	32,840
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.32	$10.20
Value at end of period	$8.30	$6.32
Number of accumulation units outstanding at end of period	22,785	26,651
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73	$8.39
Value at end of period	$10.59	$7.35	$12.27	$11.51	$9.90	$9.80	$8.73
Number of accumulation units outstanding at end of period	9,570	9,131	8,489	17,011	16,798	15,273	16,163
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund(Funds were first received in this option during February 2005)s were first received in this option during December 2003)
Value at beginning of period	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26	$8.92
Value at end of period	$10.34	$7.89	$13.17	$13.09	$11.49	$10.57	$9.26
Number of accumulation units outstanding at end of period	26,243	30,699	29,700	68,910	69,795	69,112	64,994

CFI 95

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.46	$12.41	$12.05	$10.75	$9.99
Value at end of period	$11.54	$9.46	$12.41	$12.05	$10.75
Number of accumulation units outstanding at end of period	31,412	37,121	55,146	110,104	106,096
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period			$10.74	$10.08
Value at end of period			$11.47	$10.74
Number of accumulation units outstanding at end of period			0	88
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period			$50.50	$43.28
Value at end of period			$67.23	$50.50
Number of accumulation units outstanding at end of period			0	140
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period			$13.62	$13.19
Value at end of period			$15.01	$13.62
Number of accumulation units outstanding at end of period			0	58
WANGER USA
(Funds were first received in this option during October 2006)
Value at beginning of period			$13.80	$13.34
Value at end of period			$14.47	$13.80
Number of accumulation units outstanding at end of period			0	13

TABLE 13

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.02
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	83
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235	$13.036
Value at end of period	$8.38	$6.96	$12.18	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235
Number of accumulation units outstanding at end of period	11,864	19,489	24,826	28,795	11,914	16,659	16,906	11,934	5,426	32
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$7.81	$11.25	$10.47	$9.02	$8.62	$7.96	$6.43	$7.667	$9.996	$10.403
Value at end of period	$9.96	$7.81	$11.25	$10.47	$9.02	$11.02	$7.96	$6.43	$7.667	$9.996
Number of accumulation units outstanding at end of period	29,996	41,183	52,059	97,804	66,449	56,091	73,389	70,527	38,497	84

CFI 96

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.54
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	811
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.50
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	20
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.67
Value at end of period	$8.05
Number of accumulation units outstanding at end of period	4,079
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.08
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	10
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636	$11.035
Value at end of period	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636
Number of accumulation units outstanding at end of period	4,895	17,133	22,592	8,537	4,758	16,312	12,992	10,572	8,855
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.11	$6.08
Value at end of period	$8.03	$6.11
Number of accumulation units outstanding at end of period	648	82
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.70	$19.80	$16.76	$13.84	$11.50	$10.37
Value at end of period	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	35,174	48,805	42,629	30,646	4,677	700
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.37	$22.66	$24.80	$20.55	$18.72	$18.28
Value at end of period	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	9,130	12,045	17,687	11,137	4,724	336
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465	$12.621
Value at end of period	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465
Number of accumulation units outstanding at end of period	214,023	275,711	217,169	383,019	270,004	702,963	578,035	456,743	266,409
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718	$11.454
Value at end of period	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718
Number of accumulation units outstanding at end of period	75,945	83,733	172,172	272,073	149,572	825,795	639,168	487,673	292,699

CFI 97

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702	$15.283
Value at end of period	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702
Number of accumulation units outstanding at end of period	166,798	222,467	277,105	358,554	240,015	552,845	555,652	505,859	344,985	11
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429	$10.096
Value at end of period	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429
Number of accumulation units outstanding at end of period	5,010	8,353	23,873	40,984	23,641	66,264	53,560	24,366	10,450
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31	$11.46
Value at end of period	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23	$9.31
Number of accumulation units outstanding at end of period	41,203	39,970	71,611	94,815	55,654	36,672	4,495	2,850
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.12	$8.99
Value at end of period	$8.12	$6.12
Number of accumulation units outstanding at end of period	27,145	3,605
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12	$7.96
Value at end of period	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93	$8.12
Number of accumulation units outstanding at end of period	1,693	13,720	25,283	16,573	6,993	4,113	665	385
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.21	$20.00	$17.28	$13.45	$11.59
Value at end of period	$13.39	$11.21	$20.00	$17.28	$13.45
Number of accumulation units outstanding at end of period	19,249	15,110	37,245	22,197	472
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327	$12.058
Value at end of period	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327
Number of accumulation units outstanding at end of period	195,593	243,823	309,890	465,727	386,523	839,644	713,922	666,708	618,049
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.43	$10.97	$10.13	$9.78
Value at end of period	$8.58	$6.43	$10.97	$10.13
Number of accumulation units outstanding at end of period	2,087	2,087	583	39
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57	$9.65
Value at end of period	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57
Number of accumulation units outstanding at end of period	34,236	38,972	78,794	83,323	27,529	16,444	1,713
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.36	$10.47	$10.69
Value at end of period	$8.25	$6.36	$10.47
Number of accumulation units outstanding at end of period	52,439	61,775	73,986

CFI 98

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$3.11	$5.20	$4.40	$4.13	$3.71	$3.78	$2.62	$4.483	$6.538
Value at end of period	$4.73	$3.11	$5.20	$4.40	$4.13	$8.77	$3.78	$2.62	$4.483
Number of accumulation units outstanding at end of period	20,080	35,954	38,251	131,549	159,290	95,262	245,026	174,362	6,940
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.74
Value at end of period	$8.93	$6.72
Number of accumulation units outstanding at end of period	20,273	17,017
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.17	$10.10	$12.35	$10.05
Value at end of period	$8.34	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	6,100	5,648	1,366	33,884
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.78	$9.86
Value at end of period	$8.41	$6.78
Number of accumulation units outstanding at end of period	63	63
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99	$11.65
Value at end of period	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76	$11.99
Number of accumulation units outstanding at end of period	7,027	10,487	7,554	4,188	1,604	2,690	2,354	77
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.75	$13.75	$12.74	$11.26	$10.82
Value at end of period	$11.63	$9.75	$13.75	$12.74	$11.26
Number of accumulation units outstanding at end of period	2,593	2,250	1,221	9,428	807
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.09	$15.03	$13.21	$11.88	$11.00
Value at end of period	$12.58	$9.09	$15.03	$4,464.00	$11.88
Number of accumulation units outstanding at end of period	4,817	7,511	13	5,701	550
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.95	$13.56	$9.69
Value at end of period	$10.87	$7.95	$13.56
Number of accumulation units outstanding at end of period	35,739	60,759	44,806
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$6.91	$11.14	$10.44	$9.20	$8.55	$7.94	$6.34	$8.497	$10.163
Value at end of period	$8.94	$6.91	$11.14	$10.44	$9.20	$9.62	$7.94	$6.34	$8.497
Number of accumulation units outstanding at end of period	524,546	664,656	721,454	1,860,531	1,635,914	2,284,441	2,670,006	2,807,208	1,639,326
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569	$12.787
Value at end of period	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569
Number of accumulation units outstanding at end of period	134,364	164,902	173,623	380,672	295,687	325,584	270,330	221,565	72,836	2

CFI 99

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065	$15.183
Value at end of period	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065
Number of accumulation units outstanding at end of period	49,477	60,818	84,389	136,775	123,316	417,849	302,362	218,102	70,046
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27	$11.13
Value at end of period	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27
Number of accumulation units outstanding at end of period	33,379	38,949	64,201	98,944	59,494	228,857	145,109	82,105	3,181
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218	$11.539
Value at end of period	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218
Number of accumulation units outstanding at end of period	105,761	123,333	131,955	312,992	275,165	389,306	365,592	378,990	128,150
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.94	$5.64
Value at end of period	$7.55	$5.94
Number of accumulation units outstanding at end of period	8,207	887
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40	$7.55
Value at end of period	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40
Number of accumulation units outstanding at end of period	46,058	30,523	24,278	39,906	22,429	11,160	241
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.46
Value at end of period	$7.86
Number of accumulation units outstanding at end of period	548
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.12	$25.02	$18.17	$13.46	$10.70
Value at end of period	$20.67	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	6,878	6,116	14,490	20,737	5,709
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21	$9.22
Value at end of period	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90	$9.21
Number of accumulation units outstanding at end of period	13,296	35,722	71,135	49,023	8,880	6,378	1,074	18
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.95	$12.85	$13.15	$12.56
Value at end of period	$11.33	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	2,522	2,793	2,405	3,461
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$6.00	$9.93	$10.15	$9.26	$8.36	$7.66	$5.58	$8.676	$12.821
Value at end of period	$7.89	$6.00	$9.93	$10.15	$9.26	$9.69	$7.66	$5.58	$8.676
Number of accumulation units outstanding at end of period	39,631	110,334	183,827	197,475	108,588	409,067	493,973	408,520	354,090

CFI 100

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.11	$11.24	$10.84	$9.65
Value at end of period	$8.41	$7.11	$11.24	$10.84
Number of accumulation units outstanding at end of period	167,012	178,168	135,851	1,528
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.59	$10.23
Value at end of period	$8.48	$6.59
Number of accumulation units outstanding at end of period	1,932	4,453
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.26	$18.45	$15.39	$13.03
Value at end of period	$12.66	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	3,500	3,796	8,001	4,044
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03	$11.43
Value at end of period	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03
Number of accumulation units outstanding at end of period	4,705	5,214	10,503	15,955	16,162	11,788	935
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.68	$18.87	$14.90	$11.46	$11.00
Value at end of period	$15.42	$11.68	$18.87	$14.90	$11.46
Number of accumulation units outstanding at end of period	12,120	11,870	5,832	13,221	735
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98	$7.52
Value at end of period	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48	$6.98
Number of accumulation units outstanding at end of period	4,659	5,275	5,430	4,152	3,063	2,965	3,294	99
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745	$11.396
Value at end of period	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745
Number of accumulation units outstanding at end of period	307,068	422,639	97,084	81,828	79,187	89,013	110,222	109,591	37,494
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.64	$15.07	$14.23	$12.17	$11.55
Value at end of period	$11.98	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	403,741	514,069	435,270	656,982	359,165
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.95	$11.73	$10.85	$10.17	$10.03
Value at end of period	$12.02	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	77,956	90,415	96,452	122,436	81,732
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.98	$15.59	$15.23	$13.20	$12.41	$11.33	$9.15	$12.434	$14.318
Value at end of period	$11.42	$9.98	$15.59	$15.23	$13.20	$12.41	$11.33	$9.15	$12.434
Number of accumulation units outstanding at end of period	50,607	36,039	46,075	67,431	48,630	166,605	168,525	144,214	65,724

CFI 101

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.98	$11.66	$11.40	$10.53	$10.31
Value at end of period	$13.33	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	15,911	4,155	2,590	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76	$10.00
Value at end of period	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13	$10.76
Number of accumulation units outstanding at end of period	96,815	54,887	36,371	46,474	37,045	32,493	21,807	15,367
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.40	$9.21	$9.42
Value at end of period	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	21,331	78,541	75,660
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.39	$11.35	$10.84	$9.52
Value at end of period	$9.14	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	3,109	2,346	2,500	901
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.87	$11.21	$11.25
Value at end of period	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	1,437	372	2,987
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$7.46	$11.19	$10.65	$10.66
Value at end of period	$9.30	$7.46	$11.19	$10.65
Number of accumulation units outstanding at end of period	65,716	101,160	76,916	300
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.65	$6.51
Value at end of period	$8.18	$6.65
Number of accumulation units outstanding at end of period	4,348	2,280
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.07
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	308
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.87
Number of accumulation units outstanding at end of period	2,291
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.94	$4.91
Value at end of period	$8.27	$5.94
Number of accumulation units outstanding at end of period	6,719	526

CFI 102

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.98	$10.33
Value at end of period	$8.78	$6.98
Number of accumulation units outstanding at end of period	5,001	1,146
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03	$5.42
Value at end of period	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93	$5.03
Number of accumulation units outstanding at end of period	17,864	13,913	9,521	10,645	7,019	5,797	3,497	139
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076	$12.779
Value at end of period	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076
Number of accumulation units outstanding at end of period	69,771	86,086	93,694	143,057	101,621	274,222	199,373	148,833	36,305
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.93	$12.28	$11.81	$10.85
Value at end of period	$10.86	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	49,677	160,682	121,824	74,710
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.38	$12.75	$12.26	$10.96	$10.47
Value at end of period	$10.48	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	167,234	282,862	240,916	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.26	$13.20	$12.61	$11.11	$10.70
Value at end of period	$10.54	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	127,989	139,209	103,555	48,992	603
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.14	$13.62	$12.95	$11.32	$10.84
Value at end of period	$10.51	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	71,189	70,952	40,035	22,333	1,320
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.67	$8.14
Value at end of period	$9.17	$7.67
Number of accumulation units outstanding at end of period	0	132
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.06
Value at end of period	$8.58
Number of accumulation units outstanding at end of period	2,436
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.57	$11.55	$11.04	$10.44
Value at end of period	$11.15	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	16,993	27,939	21,338	598

CFI 103

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83	$11.137
Value at end of period	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83
Number of accumulation units outstanding at end of period	25,125	35,695	38,095	42,682	25,959	9,644	6,035	5,239	19
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.00	$10.376
Value at end of period	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94	$8.05	$9.385
Number of accumulation units outstanding at end of period	72,187	132,593	105,049	49,501	11,315	32,265	5,823	6,441	789
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898	$10.501
Value at end of period	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898
Number of accumulation units outstanding at end of period	105,792	123,282	63,371	69,643	17,880	32,687	12,588	2,506	887
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.36	$12.98	$12.51	$10.98	$10.77
Value at end of period	$12.39	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	22,814	106,899	66,986	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$7.71	$13.99	$12.10	$11.48	$11.12
Value at end of period	$11.22	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	143,813	219,118	310,862	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01	$11.79
Value at end of period	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01
Number of accumulation units outstanding at end of period	7,954	13,978	13,476	17,404	9,555	3,666	577
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911	$13.566
Value at end of period	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911
Number of accumulation units outstanding at end of period	181,177	219,788	163,563	179,279	94,137	329,385	254,412	195,228	151,126
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.32	$10.20
Value at end of period	$8.30	$6.32
Number of accumulation units outstanding at end of period	21,906	49,258
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.78	$11.31	$11.11	$10.52
Value at end of period	$8.92	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	174	401	228	658
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78	$15.104
Value at end of period	$11.81	$8.20	$13.70	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78
Number of accumulation units outstanding at end of period	16,986	27,438	35,793	48,017	31,981	103,895	110,101	111,920	82,017	18

CFI 104

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.23	$10.14
Value at end of period	$10.77	$10.23
Number of accumulation units outstanding at end of period	2,407	303
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729	$12.638
Value at end of period	$10.05	$7.67	$12.81	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729
Number of accumulation units outstanding at end of period	23,900	35,708	63,715	130,675	101,031	178,525	175,941	184,641	123,118
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34	$8.18
Value at end of period	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75	$8.34
Number of accumulation units outstanding at end of period	15,034	31,411	68,428	59,421	21,710	14,256	3,399	1,949
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.72	$12.76	$12.04	$11.10	$10.92
Value at end of period	$11.51	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	223,775	297,636	320,225	408,718	212,266
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.79	$13.04	$12.79	$11.09	$10.63
Value at end of period	$10.82	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	8,564	10,438	14,558	11,889	1,607
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.69		$10.56	$9.73
Value at end of period	$8.73		$10.11	$10.56
Number of accumulation units outstanding at end of period	3,362		0	747
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.85	$15.99	$15.10
Value at end of period	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	3	47
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.38
Value at end of period	$7.37
Number of accumulation units outstanding at end of period	6,123
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.97
Value at end of period	$9.17
Number of accumulation units outstanding at end of period	5,343
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$9.29	$15.41	$15.42	$13.82	$12.85	$10.42	$8.40	$9.77
Value at end of period	$11.69	$9.29	$15.41	$15.42	$13.82	$14.20	$10.42	$8.40
Number of accumulation units outstanding at end of period	17,082	19,908	48,286	85,412	55,618	28,499	9,838	5,263

CFI 105

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.96	$11.46	$11.07
Value at end of period	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	350	17	229
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.66	$17.26	$14.98	$12.57	$11.03
Value at end of period	$14.57	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	13,643	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$35.57	$68.86	$51.76	$41.59	$29.63	$25.13
Value at end of period	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	12,580	11,153	15,299	18,907	5,157	309
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$15.72
Value at end of period	$21.84
Number of accumulation units outstanding at end of period	19
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.17	$13.22	$13.46	$11.78	$10.13
Value at end of period	$11.14	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	726	1,958	1,996	3,743	1,918
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.84	$17.40	$15.95
Value at end of period	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	3	44
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.39	$13.63	$12.53	$11.39	$10.83
Value at end of period	$11.32	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	5,443	9,700	5,380	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.18	$12.10	$11.01	$10.99	$10.83	$10.05
Value at end of period	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	23,083	16,697	6,118	5,071	562	277
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.31	$12.78	$11.08
Value at end of period	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	6,514	3,485	2,632
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.89	$12.29	$11.68	$10.83	$10.38
Value at end of period	$12.59	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	24,981	37,620	40,436	31,076	802
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.20	$8.48
Value at end of period	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	62

CFI 106

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
SMALLCAP WORLD FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$4.76
Value at end of period	$8.35
Number of accumulation units outstanding at end of period	9,844
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$22.16	$20.98	$19.04	$16.88	$17.52	$15.11
Value at end of period	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	34,294	33,866	23,866	13,418	3,654	982
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.73	$9.06
Value at end of period	$9.97	$8.73
Number of accumulation units outstanding at end of period	1,844	357
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.08	$14.99	$13.60	$12.34	$10.86	$10.07
Value at end of period	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	73,915	100,071	157,459	122,430	29,025	13,838
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.69
Value at end of period	$8.47
Number of accumulation units outstanding at end of period	1,261
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.24	$16.28	$14.97	$12.58	$10.85
Value at end of period	$13.62	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	5,108	9,786	15,295	12,646	1,003
WANGER USA
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.66	$14.44	$13.78	$12.85	$11.55
Value at end of period	$12.24	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	10,921	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.99	$13.53	$13.10	$11.18	$10.86	$9.87
Value at end of period	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	46,145	66,477	70,266	46,364	12,891	8,442

CFI 107

Condensed Financial Information (continued)

TABLE 14

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.22
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	32
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224	$14.959
Value at end of period	$8.34	$6.93	$12.13	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224
Number of accumulation units outstanding at end of period	129,544	73,509	11,416	9,882	4,864	8,139	5,328	3,966	3,349	1,699
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987	$11.764
Value at end of period	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987
Number of accumulation units outstanding at end of period	98,470	48,015	16,224	13,763	4,835	4,680	3,382	3,727	2,707	1,781
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.62
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	11
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.81
Value at end of period	$9.66
Number of accumulation units outstanding at end of period	10,612
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.18
Value at end of period	$9.95
Number of accumulation units outstanding at end of period	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.36
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	5,289
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.79	$5.71
Value at end of period	$8.04	$5.79
Number of accumulation units outstanding at end of period	456	27
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483	$11.932
Value at end of period	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483
Number of accumulation units outstanding at end of period	87,780	61,198	7,485	9,904	8,468	14,260	8,298	6,111	4,910	4,099

CFI 108

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.10	$6.65
Value at end of period	$8.02	$6.10
Number of accumulation units outstanding at end of period	1,354	24
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.67	$19.77	$16.74	$13.83	$11.36
Value at end of period	$16.14	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	450,105	247,467	76,631	11,921	2,010
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.30	$22.57	$24.72	$20.49	$18.68	$16.71
Value at end of period	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	45,701	2,998	5,107	2,697	890	156
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126	$14.148
Value at end of period	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126
Number of accumulation units outstanding at end of period	1,369,701	796,912	157,881	235,683	185,887	139,633	94,553	270,820	275,047	277,303
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33	$10.518
Value at end of period	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33
Number of accumulation units outstanding at end of period	670,535	398,154	72,935	90,355	76,287	69,693	44,084	139,155	126,487	107,997
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683	$16.601
Value at end of period	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683
Number of accumulation units outstanding at end of period	1,361,966	757,026	293,363	237,194	170,019	147,326	121,964	327,266	331,028	331,653
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743	$13.367
Value at end of period	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743
Number of accumulation units outstanding at end of period	280,635	204,171	24,928	29,808	22,665	28,070	15,332	28,329	23,263	17,889
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30	$11.65
Value at end of period	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21	$9.30
Number of accumulation units outstanding at end of period	274,513	170,769	137,475	84,756	54,946	21,696	11,901	1,749
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.12	$9.08
Value at end of period	$8.11	$6.12
Number of accumulation units outstanding at end of period	12,882	210
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92	$10.01
Value at end of period	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92
Number of accumulation units outstanding at end of period	26,094	13,474	9,116	5,740	4,006	3,960	2,084
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.18	$19.96	$17.25	$13.44	$11.47
Value at end of period	$13.36	$11.18	$19.96	$17.25	$13.44
Number of accumulation units outstanding at end of period	50,756	29,907	19,624	2,112	2,812

CFI 109

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO
Value at beginning of period	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881	$12.026
Value at end of period	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881
Number of accumulation units outstanding at end of period	371,665	178,483	32,141	69,738	62,874	82,473	70,493	105,474	123,203	118,492
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.42	$10.96	$10.26
Value at end of period	$8.57	$6.42	$10.96
Number of accumulation units outstanding at end of period	8,769	1,079	130
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56	$10.05
Value at end of period	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56
Number of accumulation units outstanding at end of period	73,234	38,438	50,885	29,394	24,588	17,254	8,963
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.35	$10.47	$10.69
Value at end of period	$8.24	$6.35	$10.47
Number of accumulation units outstanding at end of period	370,713	156,092	90,509
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61	$2.68
Value at end of period	$4.70	$3.10	$5.18	$4.38	$4.11	$3.70	$3.78	$2.61
Number of accumulation units outstanding at end of period	501,353	188,168	74,341	57,696	45,021	30,326	11,822	4,005
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.92	$6.71
Number of accumulation units outstanding at end of period	33,812	10,412
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.16	$10.09	$12.35	$10.48
Value at end of period	$8.32	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	54,608	17,158	9,711	584
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.77	$10.34	$10.11	$9.63
Value at end of period	$8.39	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	1,753	272	338	263
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74	$15.42
Value at end of period	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74
Number of accumulation units outstanding at end of period	26,069	1,456	8,549	5,274	3,326	1,792	332
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.73	$13.73	$12.73	$11.25	$10.84
Value at end of period	$11.61	$9.73	$13.73	$12.73	$11.25
Number of accumulation units outstanding at end of period	8,258	2,676	1,394	429	141

CFI 110

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.08	$15.01	$13.20	$11.87	$11.37
Value at end of period	$12.55	$9.08	$15.01	$24,263.00	$11.87
Number of accumulation units outstanding at end of period	48,241	8,082	13	950	267
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.94	$13.55	$9.69
Value at end of period	$10.85	$7.94	$13.55
Number of accumulation units outstanding at end of period	245,705	143,706	50,494
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463	$11.828
Value at end of period	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463
Number of accumulation units outstanding at end of period	1,184,795	547,477	30,081	148,346	140,633	319,937	322,236	388,659	445,025	448,612
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553	$13.946
Value at end of period	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553
Number of accumulation units outstanding at end of period	523,931	362,378	52,744	112,469	90,299	88,982	62,412	254,911	232,973	214,858
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339	$12.875
Value at end of period	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339
Number of accumulation units outstanding at end of period	475,061	317,641	176,445	136,329	103,069	101,889	59,842	26,984	12,404	7,546
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057	$10.134
Value at end of period	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057
Number of accumulation units outstanding at end of period	202,162	109,681	79,036	71,033	45,936	31,742	27,777	79,252	60,052	44,026
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289	$10.363
Value at end of period	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289
Number of accumulation units outstanding at end of period	592,617	461,356	203,884	144,331	93,930	139,709	118,161	215,827	162,516	115,114
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$4.65
Value at end of period	$7.55
Number of accumulation units outstanding at end of period	88,477
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38	$8.60
Value at end of period	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38
Number of accumulation units outstanding at end of period	58,284	37,829	72,701	105,505	75,945	23,580	11,681
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.40
Value at end of period	$7.85
Number of accumulation units outstanding at end of period	737
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.10	$24.98	$18.16	$13.46	$12.06
Value at end of period	$20.62	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	78,429	29,379	22,113	1,028	35

CFI 111

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89	$10.85
Value at end of period	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89
Number of accumulation units outstanding at end of period	29,059	13,796	11,100	6,637	4,310	2,590	568
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.93	$12.83	$13.14	$11.96
Value at end of period	$11.30	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	14,167	2,584	394	177
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.97	$9.88	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655	$16.472
Value at end of period	$7.84	$5.97	$9.88	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655
Number of accumulation units outstanding at end of period	342,706	190,579	21,813	50,828	52,773	49,435	40,780	116,847	110,098	116,509
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.10	$11.23	$10.84	$9.97
Value at end of period	$8.40	$7.10	$11.23	$10.84
Number of accumulation units outstanding at end of period	882,660	592,200	499,988	20
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.59	$10.23
Value at end of period	$8.47	$6.59
Number of accumulation units outstanding at end of period	39,828	1,170
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.24	$18.42	$15.38	$13.14
Value at end of period	$12.63	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	19,594	12,132	6,125	368
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03	$11.20
Value at end of period	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03
Number of accumulation units outstanding at end of period	7,185	6,642	15,526	10,909	7,648	4,965	2,253
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.66	$18.84	$14.89	$11.80
Value at end of period	$15.38	$11.66	$18.84	$14.89
Number of accumulation units outstanding at end of period	43,760	12,348	5,049	431
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47	$8.67
Value at end of period	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47
Number of accumulation units outstanding at end of period	34,192	22,955	28,995	6,089	4,169	2,003	101
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354	$10.742
Value at end of period	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354
Number of accumulation units outstanding at end of period	1,544,742	1,668,292	1,019,237	402,564	105,754	127,471	52,087	360,337	319,092	220,271
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.62	$14.54	$14.20	$12.15	$10.12
Value at end of period	$11.95	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	1,476,236	935,361	380,065	326,595	139,999

CFI 112

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.83	$11.71	$10.94	$10.16	$10.00
Value at end of period	$11.88	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	419,708	223,198	99,176	68,831	50,790
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$9.92	$15.51	$15.16	$13.15	$12.37	$11.30	$9.13	$12.412	$13.822	$12.625
Value at end of period	$11.35	$9.92	$15.51	$15.16	$13.15	$12.37	$11.30	$9.13	$12.412	$13.822
Number of accumulation units outstanding at end of period	108,636	9,884	10,756	15,658	12,201	15,981	19,361	82,910	93,825	68,866
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.96	$11.64	$11.39	$10.75
Value at end of period	$13.30	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	40,136	3,810	3,174	2,124
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12	$10.86
Value at end of period	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12
Number of accumulation units outstanding at end of period	266,776	148,197	277,474	167,215	107,969	51,419	13,179
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.39	$9.21	$9.41
Value at end of period	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	237,202	95,175	176,116
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.38	$11.34	$10.84	$10.52
Value at end of period	$9.12	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	267,102	208,049	122,855	308
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.86	$11.20	$10.62	$10.04
Value at end of period	$13.04	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	21,994	2,870	370	9
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.45	$11.18	$11.94
Value at end of period	$9.28	$7.45	$11.18
Number of accumulation units outstanding at end of period	496,216	379,481	309,079
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	4,704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.11
Value at end of period	$8.18
Number of accumulation units outstanding at end of period	29,473
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	4,201

CFI 113

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.87
Number of accumulation units outstanding at end of period	9,673
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.57
Value at end of period	$8.27
Number of accumulation units outstanding at end of period	211
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.98	$10.03
Value at end of period	$8.77	$6.98
Number of accumulation units outstanding at end of period	1,951	1,494
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03	$7.84
Value at end of period	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92	$5.03
Number of accumulation units outstanding at end of period	137,214	101,610	56,833	24,253	11,518	9,229	12,373	2,452
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633	$11.914
Value at end of period	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633
Number of accumulation units outstanding at end of period	125,383	57,445	16,853	26,633	23,649	41,749	28,666	19,390	14,063	14,681
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.91	$12.27	$11.80	$10.95
Value at end of period	$10.83	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	89,970	24,589	29,776	1,170
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.37	$12.74	$12.25	$10.95	$10.95
Value at end of period	$10.46	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	151,115	11,054	23,517	7,747	37
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.25	$13.18	$12.60	$11.11	$11.11
Value at end of period	$10.52	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	140,234	10,473	15,911	4,364	41
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.13	$13.60	$12.94	$11.32	$11.37
Value at end of period	$10.48	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	112,069	12,259	7,940	2,319	1
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.67	$7.49
Value at end of period	$9.16	$7.67
Number of accumulation units outstanding at end of period	184	42
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.55	$11.54	$11.03	$10.30
Value at end of period	$11.12	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	14,482	5,294	227	67

CFI 114

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.96
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	386
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146	$10.704
Value at end of period	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146
Number of accumulation units outstanding at end of period	10,350	948	2,107	1,901	2,315	8,025	5,924	46,947	68,036	59,748
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66	$10.802
Value at end of period	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66
Number of accumulation units outstanding at end of period	42,306	34,645	27,840	7,638	7,130	314,739	281,343	257,890	251,064	216,680
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693	$10.718
Value at end of period	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693
Number of accumulation units outstanding at end of period	83,557	25,795	35,711	3,365	4,061	116,260	102,180	100,042	88,214	98,179
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.34	$12.97	$12.50	$10.98	$11.01
Value at end of period	$12.36	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	203,923	43,204	17,163	3,046	13
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.69	$13.95	$12.09	$11.47	$9.94
Value at end of period	$11.19	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	954,280	519,115	53,237	145,786	31,355
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01	$11.63
Value at end of period	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01
Number of accumulation units outstanding at end of period	65,316	11,779	14,502	10,049	8,870	5,455	2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329	$13.421
Value at end of period	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329
Number of accumulation units outstanding at end of period	379,512	176,700	157,029	175,551	139,251	73,938	47,933	20,648	16,816	14,592
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.29	$6.31
Number of accumulation units outstanding at end of period	628,074	504,315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$6.77	$11.30	$11.10	$9.36
Value at end of period	$8.90	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	13,017	2,178	1,938	102
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761	$15.758
Value at end of period	$11.74	$8.16	$13.63	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761
Number of accumulation units outstanding at end of period	160,006	84,039	3,779	17,274	15,547	23,225	24,938	22,923	22,070	19,493

CFI 115

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.23	$9.93
Value at end of period	$10.76	$10.23
Number of accumulation units outstanding at end of period	1,919	6
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355	$13.019
Value at end of period	$9.99	$7.63	$12.75	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355
Number of accumulation units outstanding at end of period	169,455	95,392	6,148	36,134	32,882	73,274	67,671	95,320	100,082	96,006
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75	$9.80
Value at end of period	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75
Number of accumulation units outstanding at end of period	205,955	150,798	19,545	11,449	3,522	1,847	390
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.42	$12.72	$12.03	$11.09	$11.10
Value at end of period	$11.48	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	929,226	685,885	345,350	372,014	124,966
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.77	$13.02	$12.78	$11.09	$10.86
Value at end of period	$10.80	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	51,881	26,602	16,797	800	215
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$6.75	$10.10	$10.38
Value at end of period	$8.72	$6.75	$10.10
Number of accumulation units outstanding at end of period	11,049	10,606	30
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436	$14.862
Value at end of period	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436
Number of accumulation units outstanding at end of period	540	15	15	15	15	58,434	40,977	258,351	278,332	265,161
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381	$27.135
Value at end of period	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381
Number of accumulation units outstanding at end of period	97	15	15	15	15	99,290	104,529	279,955	259,793	259,475
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.26
Value at end of period	$18.86
Number of accumulation units outstanding at end of period	161
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.24
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	75
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994	$16.703
Value at end of period	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994
Number of accumulation units outstanding at end of period	254	15	15	15	15	108,910	106,849	275,741	272,886	266,228

CFI 116

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.36	$8.77	$9.10
Value at end of period	$7.36	$5.36	$8.77
Number of accumulation units outstanding at end of period	44	37	28
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.49
Value at end of period	$9.17
Number of accumulation units outstanding at end of period	176
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41	$8.92
Value at end of period	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41
Number of accumulation units outstanding at end of period	132,172	30,324	24,028	14,824	11,068	5,983	2,115
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.95	$11.45	$10.97
Value at end of period	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	11,996	8	66
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.64	$17.23	$14.96	$12.56	$11.27
Value at end of period	$14.53	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	47,849	11,891	7,278	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$35.42	$68.61	$51.59	$41.48	$29.56	$22.15
Value at end of period	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	61,858	20,675	22,189	6,159	4,533	111
OPPENHEIMER GLOBAL STRATEGIC BOND FUND®/VA
Value at beginning of period	$14.76
Value at end of period	$14.72
Number of accumulation units outstanding at end of period	165
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.15	$13.20	$13.45	$12.73
Value at end of period	$11.11	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	30,580	10,602	5,958	3,667
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.35	$13.58	$12.49	$11.36	$10.84	$9.62
Value at end of period	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	32,073	20,688	18,023	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.16	$12.08	$11.00	$10.98	$10.81
Value at end of period	$13.12	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	71,711	18,274	5,882	1,834	229

CFI 117

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.31	$12.78	$11.33
Value at end of period	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.87	$12.27	$11.67	$10.83	$10.69	$9.92
Value at end of period	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	22,810	6,545	2,145	613	263	63
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.20	$8.72
Value at end of period	$7.84	$6.20
Number of accumulation units outstanding at end of period	13,150	3,420
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.47	$10.16
Value at end of period	$8.35	$5.47
Number of accumulation units outstanding at end of period	1,383	12
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$22.08	$20.91	$18.99	$16.85	$17.49	$16.06
Value at end of period	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	59,288	23,051	9,108	1,620	474	136
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.73	$9.84
Value at end of period	$9.96	$8.73
Number of accumulation units outstanding at end of period	12,569	783
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.06	$14.96	$13.58	$12.32	$10.86	$9.97
Value at end of period	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	422,408	119,542	92,758	25,591	9,507	4,320
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.69	$10.52	$10.83
Value at end of period	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	7,389	1,375	853
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.22	$16.25	$14.95	$12.57	$10.85
Value at end of period	$13.58	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	559,973	318,946	158,868	46,024	14,776
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.64	$14.41	$13.77	$12.84	$11.62	$10.17
Value at end of period	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	93,492	29,736	9,575	790	65	23

CFI 118

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.97	$13.51	$13.08	$11.17	$10.86	$10.31
Value at end of period	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	177,188	40,223	22,702	1,909	501	109

TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.00
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	56
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214	$13.805
Value at end of period	$8.29	$6.90	$12.08	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214
Number of accumulation units outstanding at end of period	37,225	53,838	65,751	79,449	47,620	57,773	37,538	25,008	22,118	20,534
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979	$11.76
Value at end of period	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979
Number of accumulation units outstanding at end of period	41,661	62,975	93,939	103,955	69,589	67,047	54,466	42,490	37,707	13,862
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.85
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	58
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.05
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	1,211
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.43
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	1,653
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.21
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	10
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.78	$10.44
Value at end of period	$8.03	$5.78
Number of accumulation units outstanding at end of period	461	431

CFI 119

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.95
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	13
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468	$11.922
Value at end of period	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468
Number of accumulation units outstanding at end of period	78,696	86,795	97,790	115,155	145,181	171,058	58,483	32,527	31,092	21,801
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.10	$8.87
Value at end of period	$8.01	$6.10
Number of accumulation units outstanding at end of period	430	17
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.65	$19.73	$16.71	$13.82	$11.49	$9.34
Value at end of period	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	328,320	297,411	278,450	236,077	173,737	14,217
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.24	$22.49	$24.64	$20.44	$18.64	$15.80
Value at end of period	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	28,496	29,936	38,258	60,044	39,317	16,063
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109	$14.137
Value at end of period	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109
Number of accumulation units outstanding at end of period	759,567	797,105	941,729	994,100	923,799	855,661	297,548	199,144	168,313	89,345
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315	$10.509
Value at end of period	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315
Number of accumulation units outstanding at end of period	302,711	343,187	434,592	477,516	472,995	493,970	276,485	208,439	170,131	51,473
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664	$16.588
Value at end of period	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664
Number of accumulation units outstanding at end of period	290,339	393,530	526,777	544,267	620,174	813,947	418,415	290,780	230,639	117,753
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729	$13.356
Value at end of period	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729
Number of accumulation units outstanding at end of period	35,798	41,798	54,406	49,823	58,637	70,858	46,371	30,199	19,219	12,204
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30	$11.60
Value at end of period	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20	$9.30
Number of accumulation units outstanding at end of period	51,356	54,529	73,488	87,801	90,577	95,936	21,929	5,041
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.12	$9.21
Value at end of period	$8.10	$6.12
Number of accumulation units outstanding at end of period	22,733	10,065

CFI 120

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11	$9.51
Value at end of period	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92	$8.11
Number of accumulation units outstanding at end of period	4,767	14,960	18,907	34,265	34,192	25,835	9,750	43
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.15	$19.93	$17.23	$13.43	$11.73	$9.94
Value at end of period	$13.32	$11.15	$19.93	$17.23	$13.43	$11.73
Number of accumulation units outstanding at end of period	18,393	25,169	28,914	36,831	13,308	1,273
ING BALANCED PORTFOLIO
Value at beginning of period	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286	$11.865	$12.016
Value at end of period	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286	$11.856
Number of accumulation units outstanding at end of period	188,224	291,415	361,575	333,481	396,263	958,541	732,352	435,256	224,542	141,384
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.41	$10.95	$10.13	$10.08
Value at end of period	$8.55	$6.41	$10.95	$10.13
Number of accumulation units outstanding at end of period	70	565	3,787	50
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72	$8.76
Value at end of period	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55	$8.72
Number of accumulation units outstanding at end of period	33,021	31,644	43,502	40,252	42,156	20,156	9,295	1,512
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.35	$10.47	$10.69
Value at end of period	$8.23	$6.35	$10.47
Number of accumulation units outstanding at end of period	114,731	193,916	218,478
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851	$8.273
Value at end of period	$4.68	$3.09	$5.16	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851
Number of accumulation units outstanding at end of period	142,664	121,347	189,110	253,575	253,811	268,681	97,529	45,733	33,874	15,827
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.92	$6.71
Number of accumulation units outstanding at end of period	36,167	44,813
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.16	$10.08	$12.34	$10.20
Value at end of period	$8.31	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	18,557	16,290	17,287	15,513
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.76	$10.33	$10.20
Value at end of period	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	3,998	5,249	4,878

CFI 121

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73	$12.38
Value at end of period	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73
Number of accumulation units outstanding at end of period	5,872	6,351	7,992	8,832	7,510	7,819	3,048
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.71	$13.71	$12.72	$11.25	$10.23
Value at end of period	$11.58	$9.71	$13.71	$12.72	$11.25
Number of accumulation units outstanding at end of period	9,253	10,863	81,170	22,179	3,414
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.06	$14.99	$13.99	$11.87	$10.89
Value at end of period	$12.52	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	27,094	23,761	19,145	12,522	1,199
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.94	$13.54	$9.69
Value at end of period	$10.84	$7.94	$13.54
Number of accumulation units outstanding at end of period	110,615	111,388	132,275
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45	$11.819
Value at end of period	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45
Number of accumulation units outstanding at end of period	549,968	743,352	1,200,881	1,310,593	1,507,404	1,973,731	1,655,663	1,243,825	962,324	525,995
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536	$13.935
Value at end of period	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536
Number of accumulation units outstanding at end of period	381,827	427,312	449,198	580,790	665,283	765,777	261,291	216,543	199,252	94,620
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319	$12.864
Value at end of period	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319
Number of accumulation units outstanding at end of period	148,139	158,219	224,125	270,615	303,738	315,250	139,628	93,138	46,085	15,601
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042	$10.126
Value at end of period	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042
Number of accumulation units outstanding at end of period	63,494	71,338	123,641	181,030	183,735	172,604	61,911	39,601	20,121	2,159
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274	$10.355
Value at end of period	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274
Number of accumulation units outstanding at end of period	367,914	411,319	366,287	436,561	423,773	536,525	295,020	184,031	140,186	107,055
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.94	$8.83
Value at end of period	$7.54	$5.94
Number of accumulation units outstanding at end of period	14,166	379
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04	$10.17
Value at end of period	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37	$8.04
Number of accumulation units outstanding at end of period	44,888	47,593	65,781	82,905	81,125	61,311	7,980	4,828

CFI 122

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.79	$10.79
Value at end of period	$7.84	$5.79
Number of accumulation units outstanding at end of period	993	2,486
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.07	$24.95	$18.14	$13.45	$10.69
Value at end of period	$20.57	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	13,226	12,659	25,425	17,893	5,768
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20	$8.87
Value at end of period	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88	$9.20
Number of accumulation units outstanding at end of period	18,431	20,708	24,470	53,619	51,464	38,819	14,670	1,321
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.92	$12.82	$13.13	$11.34	$10.58
Value at end of period	$11.27	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	1,201	1,369	2,727	1,452	42
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.94	$9.83	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64	$16.459
Value at end of period	$7.80	$5.94	$9.83	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64
Number of accumulation units outstanding at end of period	236,947	291,857	367,687	502,477	572,510	704,953	341,696	210,946	189,892	125,768
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.09	$11.22	$10.83	$10.10
Value at end of period	$8.38	$7.09	$11.22	$10.83
Number of accumulation units outstanding at end of period	131,609	142,736	338,956	4,227
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.59	$10.23
Value at end of period	$8.46	$6.59
Number of accumulation units outstanding at end of period	4,064	3,312
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.22	$18.40	$15.37	$12.48	$11.18
Value at end of period	$12.60	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	5,628	7,282	9,438	6,034	1,837
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02	$11.03
Value at end of period	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02
Number of accumulation units outstanding at end of period	13,610	17,715	43,263	36,420	48,228	30,504	6,111
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.64	$18.81	$14.87	$11.45	$10.14
Value at end of period	$15.35	$11.64	$18.81	$14.87	$11.45
Number of accumulation units outstanding at end of period	15,936	18,545	33,199	20,127	10,300
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97	$7.19
Value at end of period	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46	$6.97
Number of accumulation units outstanding at end of period	6,677	8,901	9,444	7,995	6,144	7,440	2,202	16

CFI 123

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339	$10.734
Value at end of period	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339
Number of accumulation units outstanding at end of period	1,141,077	1,104,773	1,333,041	1,145,843	791,902	729,218	568,367	436,910	291,538	135,517
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.60	$14.51	$14.17	$12.14	$10.12
Value at end of period	$11.92	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	515,307	618,431	851,113	982,910	1,034,639
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.81	$11.80	$10.83	$10.15	$9.99
Value at end of period	$11.85	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	145,462	184,287	246,557	275,969	358,804
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$9.87	$15.44	$15.09	$13.10	$12.33	$11.27	$9.11	$12.389	$13.804	$12.615
Value at end of period	$11.28	$9.87	$15.44	$15.09	$13.10	$12.33	$11.27	$9.11	$12.389	$13.804
Number of accumulation units outstanding at end of period	91,995	65,185	113,388	135,592	181,290	248,943	208,237	191,837	182,614	163,513
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.95	$11.63	$11.38	$10.52	$10.27
Value at end of period	$13.27	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	22,140	19,366	17,645	15,288	5,419
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76	$10.20
Value at end of period	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11	$10.76
Number of accumulation units outstanding at end of period	100,325	90,948	84,244	152,071	124,219	82,791	24,375	3,622
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.38	$9.20	$9.41
Value at end of period	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	149,889	169,128	301,113
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.37	$11.33	$10.83	$9.83
Value at end of period	$9.11	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	10,548	8,355	39,398	8,424
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.84	$11.19	$10.61	$9.90
Value at end of period	$13.01	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	9,066	2,290	2,824	1,562
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.44	$11.17	$10.64	$9.59
Value at end of period	$9.27	$7.44	$11.17	$10.64
Number of accumulation units outstanding at end of period	85,668	95,970	80,831	969
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	2,214

CFI 124

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.65	$9.18
Value at end of period	$8.17	$6.65
Number of accumulation units outstanding at end of period	3,627	175
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	404
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	5,337
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.94	$10.15
Value at end of period	$8.26	$5.94
Number of accumulation units outstanding at end of period	961	37
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.97	$9.16
Value at end of period	$8.77	$6.97
Number of accumulation units outstanding at end of period	1,129	234
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002
Value at beginning of period	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02	$6.79
Value at end of period	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91	$5.02
Number of accumulation units outstanding at end of period	4,911	5,512	8,124	10,349	4,285	14,064	6,540	97
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616	$11.904
Value at end of period	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616
Number of accumulation units outstanding at end of period	94,326	103,891	152,271	178,677	204,020	279,249	124,415	68,464	40,459	24,606
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.90	$12.25	$11.79	$10.72	$10.46
Value at end of period	$10.81	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	48,449	88,111	44,810	5,274	326
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.35	$12.72	$12.24	$10.95	$10.72
Value at end of period	$10.43	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	103,007	166,859	75,727	23,475	200
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.23	$13.16	$12.59	$11.11	$10.51
Value at end of period	$10.49	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	63,674	144,871	71,265	12,390	360
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.11	$13.58	$12.93	$11.32	$10.88
Value at end of period	$10.46	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	82,415	108,425	42,156	3,580	3,878

CFI 125

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.66	$9.34
Value at end of period	$9.16	$7.66
Number of accumulation units outstanding at end of period	6,851	2,162
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.94	$9.12
Value at end of period	$8.57	$6.94
Number of accumulation units outstanding at end of period	6,279	5,382
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.53	$11.52	$11.03	$10.34	$10.19
Value at end of period	$11.10	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	5,121	12,606	3,236	446	14
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132	$10.695
Value at end of period	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132
Number of accumulation units outstanding at end of period	30,448	38,507	55,720	63,261	72,425	78,485	54,391	39,383	35,172	6,672
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646	$10.793
Value at end of period	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646
Number of accumulation units outstanding at end of period	76,887	114,956	131,147	181,504	187,474	176,297	115,951	44,530	28,974	25,012
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679	$10.709
Value at end of period	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679
Number of accumulation units outstanding at end of period	84,892	111,873	138,468	169,717	155,405	123,947	81,971	56,940	56,179	13,626
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.32	$12.95	$12.49	$10.97	$10.45
Value at end of period	$12.33	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	109,672	79,771	62,240	60,959	10,860
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.68	$13.92	$12.08	$11.46	$9.94
Value at end of period	$11.42	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	244,911	320,540	427,747	564,689	607,348
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00	$12.20
Value at end of period	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00
Number of accumulation units outstanding at end of period	28,514	29,594	43,509	49,026	48,013	28,422	4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312	$13.41
Value at end of period	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312
Number of accumulation units outstanding at end of period	215,962	250,548	303,391	331,352	341,897	432,105	215,591	151,073	130,866	74,711
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.28	$6.31
Number of accumulation units outstanding at end of period	227,497	243,351

CFI 126

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.76	$11.29	$11.10	$9.41
Value at end of period	$8.88	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	2,600	1,998	1,556	418
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741	$15.745
Value at end of period	$11.67	$8.12	$13.57	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741
Number of accumulation units outstanding at end of period	60,123	82,622	157,173	151,622	202,063	271,878	192,733	159,492	149,887	88,158
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.22	$9.92
Value at end of period	$10.75	$10.22
Number of accumulation units outstanding at end of period	2,550	9
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339	$13.008
Value at end of period	$9.93	$7.59	$12.69	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339
Number of accumulation units outstanding at end of period	98,232	117,323	155,496	165,287	180,298	207,964	135,423	111,297	89,232	60,144
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34	$9.34
Value at end of period	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74	$8.34
Number of accumulation units outstanding at end of period	38,133	46,060	63,987	77,053	75,990	55,049	15,519	715
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.66	$12.36	$12.35	$11.08	$10.15
Value at end of period	$11.45	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	282,865	375,079	445,193	428,146	464,730
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.75	$13.01	$12.77	$11.08	$10.81
Value at end of period	$10.77	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	16,026	18,099	24,646	21,331	6,844
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period		$10.09	$10.55	$9.84
Value at end of period		$6.74	$10.09	$10.55
Number of accumulation units outstanding at end of period		0	33	46
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418	$14.85
Value at end of period	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418
Number of accumulation units outstanding at end of period	143	120	747	434	426	483,684	201,194	160,711	160,844	66,358
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357	$27.113
Value at end of period	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357
Number of accumulation units outstanding at end of period	943	1,027	1,368	1,497	1,635	799,977	506,569	389,399	329,052	212,480
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104	$10.523
Value at end of period	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104
Number of accumulation units outstanding at end of period	602	605	595	410	376	239,642	177,586	149,896	125,912	99,635

CFI 127

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.22
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	971
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976	$16.689
Value at end of period	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976
Number of accumulation units outstanding at end of period	1,045	1,086	1,335	1,736	1,889	1,004,141	599,951	525,469	454,510	281,892
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.35	$5.84
Value at end of period	$7.35	$5.35
Number of accumulation units outstanding at end of period	307	44
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.18	$6.63
Value at end of period	$9.16	$7.18
Number of accumulation units outstanding at end of period	369	7
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39	$9.55
Value at end of period	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39	$8.39
Number of accumulation units outstanding at end of period	51,979	59,386	103,690	120,995	114,100	69,460	18,241	3,206
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.94	$11.44	$10.73	$9.73
Value at end of period	$8.98	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	5,321	3,092	1,589	110
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.61	$17.20	$14.94	$12.55	$11.36	$9.96
Value at end of period	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	29,281	30,287	33,478	43,556	18,482	14,558
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$35.28	$68.35	$51.43	$41.37	$29.50	$20.45
Value at end of period	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	91,719	87,308	92,334	132,434	99,399	14,676
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388	$16.473	$15.785
Value at end of period	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80	$11.13	$14.388	$16.473
Number of accumulation units outstanding at end of period	3,320	3,312	3,477	1,889	3,397	340,029	157,387	60,038	41,410	13,835
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.14	$13.18	$13.44	$11.77	$10.98
Value at end of period	$11.09	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	5,506	6,550	5,173	5,910	1,039
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 2000)
Value at beginning of period	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767	$10.342	$9.988
Value at end of period	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47	$11.49	$10.767	$10.342
Number of accumulation units outstanding at end of period	3,648	3,648	3,648	3,714	3,714	81,307	28,496	9,372	4,338	331

CFI 128

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.31	$13.53	$12.45	$11.32	$10.82	$9.82
Value at end of period	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	276,306	244,187	235,814	231,678	192,281	21,085
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.13	$12.06	$10.99	$10.97	$10.82	$10.15
Value at end of period	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	66,791	65,949	40,896	116,096	76,173	32,096
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.30	$12.78	$10.35
Value at end of period	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	17,409	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.85	$12.25	$11.65	$10.82	$10.69	$9.97
Value at end of period	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	11,165	16,192	24,388	22,875	17,785	11,737
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.19	$8.97
Value at end of period	$7.83	$6.19
Number of accumulation units outstanding at end of period	2,079	13
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.47	$8.73
Value at end of period	$8.34	$5.47
Number of accumulation units outstanding at end of period	2,558	1,353
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$22.00	$20.84	$18.93	$16.81	$17.46	$15.10
Value at end of period	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	68,133	63,946	45,480	66,512	38,203	7,507
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.73	$9.99
Value at end of period	$9.96	$8.73
Number of accumulation units outstanding at end of period	1,829	762
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.03	$14.93	$13.56	$12.31	$10.86	$9.65
Value at end of period	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	430,521	419,556	373,683	333,928	262,097	66,111
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.68	$10.52	$10.05
Value at end of period	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	8,064	6,649	5,410

CFI 129

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.20	$16.22	$14.93	$12.56	$11.45	$10.21
Value at end of period	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	66,124	60,884	51,124	39,537	14,624	5,665
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.62	$14.39	$13.75	$12.83	$11.62	$10.13
Value at end of period	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	63,317	45,113	40,191	59,963	20,205	8,866
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.95	$13.48	$13.07	$11.16	$10.86	$9.76
Value at end of period	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	79,484	86,040	113,992	136,031	84,393	23,930

TABLE 16

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.15
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	420
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801
Value at end of period	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204
Number of accumulation units outstanding at end of period	37,250	69,733	26,140	40,655	51,713	42,250	20,975	20,470	23,785	27,143
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756
Value at end of period	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97
Number of accumulation units outstanding at end of period	68,830	96,142	45,949	61,296	37,373	50,383	54,338	52,557	106,589	119,758
ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.14
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	3,577
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.89
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	76,424
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.26
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	251,187

CFI 130

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.18
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	24,428
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$4.53
Value at end of period	$8.02
Number of accumulation units outstanding at end of period	3,232
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453	$11.912
Value at end of period	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453
Number of accumulation units outstanding at end of period	44,680	63,655	99,844	106,689	150,106	144,238	93,436	80,766	74,558	64,676
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.10	$6.32
Value at end of period	$8.01	$6.10
Number of accumulation units outstanding at end of period	1,120	1,334
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.62	$19.69	$16.69	$13.80	$11.49	$9.76
Value at end of period	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	1,022,503	953,034	92,027	100,140	63,726	24,396
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.18	$22.41	$24.56	$20.38	$18.60	$16.34
Value at end of period	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	174,732	204,611	9,566	20,013	14,439	3,304
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092	$14.126
Value at end of period	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092
Number of accumulation units outstanding at end of period	1,158,332	1,521,977	826,574	1,035,000	875,083	779,690	602,509	483,725	497,660	568,291
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30	$10.501
Value at end of period	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30
Number of accumulation units outstanding at end of period	280,525	460,360	360,973	518,776	459,602	789,313	454,343	295,154	262,004	227,967
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645	$16.574
Value at end of period	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645
Number of accumulation units outstanding at end of period	280,771	639,981	396,388	584,248	961,412	1,072,839	748,473	599,168	581,233	581,764
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715	$13.346
Value at end of period	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715
Number of accumulation units outstanding at end of period	52,510	84,326	73,787	79,607	40,421	45,057	29,083	9,160	17,807	20,801
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$10.14
Value at end of period	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	136,278	164,813	33,243	38,569	24,593	20,723	15,642	5,223

CFI 131

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.12	$9.21
Value at end of period	$8.10	$6.12
Number of accumulation units outstanding at end of period	152,685	82,595
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$7.77
Value at end of period	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91
Number of accumulation units outstanding at end of period	27,781	32,019	3,326	5,263	4,552	3,893	172
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.13	$19.89	$17.21	$13.42	$11.49
Value at end of period	$13.28	$11.13	$19.89	$17.21	$13.42
Number of accumulation units outstanding at end of period	81,328	138,663	9,774	8,063	416
ING BALANCED PORTFOLIO
Value at beginning of period	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85	$12.006
Value at end of period	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85
Number of accumulation units outstanding at end of period	343,744	604,119	434,958	608,169	755,450	822,427	473,075	402,962	553,197	574,782
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.40	$10.94	$10.12	$9.14
Value at end of period	$8.53	$6.40	$10.94	$10.12
Number of accumulation units outstanding at end of period	3,951	3,524	10	137
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$10.02
Value at end of period	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	183,225	170,721	15,477	25,932	18,118	11,693	3,532	921
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.34	$10.46	$10.69
Value at end of period	$8.22	$6.34	$10.46
Number of accumulation units outstanding at end of period	89,341	283,824	145,956
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472	$5.00	$8.851
Value at end of period	$4.66	$3.07	$5.14	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472	$5.849
Number of accumulation units outstanding at end of period	205,833	228,909	103,478	182,139	208,991	209,456	150,698	99,345	85,593	89,724
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.91	$6.71
Number of accumulation units outstanding at end of period	193,885	233,095
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.15	$10.07	$12.34	$10.51
Value at end of period	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	106,008	94,090	12,392	11,100

CFI 132

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.75	$10.32	$10.10	$8.96
Value at end of period	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	16,986	8,908	0	487
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97	$12.14
Value at end of period	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71	$11.97
Number of accumulation units outstanding at end of period	24,340	30,407	2,366	1,959	1,352	2,786	2,753	294
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.69	$13.69	$12.71	$11.24	$10.71
Value at end of period	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	37,738	34,264	2,698	5,436	7
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.04	$14.97	$13.18	$11.86	$11.47
Value at end of period	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	137,504	103,266	2,553	4,123	2,711
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.93	$13.54	$9.69
Value at end of period	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	262,130	337,277	95,712
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436	$11.809
Value at end of period	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436
Number of accumulation units outstanding at end of period	1,179,196	1,949,572	1,659,305	2,472,117	2,464,740	3,949,110	2,493,572	2,473,992	3,065,150	3,953,354
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.66	$10.78	$10.64
Value at end of period	$8.59	$6.66	$10.78
Number of accumulation units outstanding at end of period	468	468	201
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52	$13.923
Value at end of period	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52
Number of accumulation units outstanding at end of period	650,196	842,036	573,015	837,326	1,143,349	1,294,852	868,786	624,067	606,972	555,824
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299	$12.854
Value at end of period	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299
Number of accumulation units outstanding at end of period	282,192	406,073	239,802	327,732	295,305	442,115	200,049	128,488	73,913	32,312
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028	$10.117
Value at end of period	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028
Number of accumulation units outstanding at end of period	133,955	186,984	151,646	235,604	233,764	210,974	133,344	75,207	16,255	15,934
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259	$10.346
Value at end of period	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259
Number of accumulation units outstanding at end of period	315,118	373,089	309,498	367,108	520,906	563,725	300,265	306,789	279,302	213,637
CFI 133

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.94	$8.33
Value at end of period	$7.53	$5.94
Number of accumulation units outstanding at end of period	90,419	2,270
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564	$9.564
Value at end of period	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564
Number of accumulation units outstanding at end of period	71,956	79,305	48,074	45,801	94,299	390,090	94,157	69,184	42
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.78	$9.48
Value at end of period	$7.83	$5.78
Number of accumulation units outstanding at end of period	29,196	21,333
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.05	$24.92	$18.13	$13.45	$10.92
Value at end of period	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	7,844	31,688	8,604	11,402	5,360
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$9.09
Value at end of period	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	101,952	108,133	9,523	13,388	19,887	7,011	127	576
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.90	$12.80	$13.12	$11.33	$10.66
Value at end of period	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	1,062	8,400	745	2,574	6
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.90	$9.78	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625	$16.446
Value at end of period	$7.75	$5.90	$9.78	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625
Number of accumulation units outstanding at end of period	243,577	377,307	376,466	525,292	511,677	682,535	538,409	475,522	646,311	709,695
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$7.08	$11.21	$11.00
Value at end of period	$8.36	$7.08	$11.21
Number of accumulation units outstanding at end of period	391,456	640,100	210,961
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.59	$10.23
Value at end of period	$8.45	$6.59
Number of accumulation units outstanding at end of period	15,883	20,525
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.21	$18.37	$15.35	$12.47	$11.20
Value at end of period	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	22,212	19,952	4,331	1,500	16
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02	$11.58
Value at end of period	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02
Number of accumulation units outstanding at end of period	48,691	47,571	12,278	12,869	9,980	6,296	236

CFI 134

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.62	$18.79	$14.86	$11.45	$10.11
Value at end of period	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	73,485	101,396	13,079	7,192	71
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$6.85
Value at end of period	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	50,647	75,661	9,272	7,509	3,989	2,680	2,104	427
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324	$10.725
Value at end of period	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324
Number of accumulation units outstanding at end of period	970,300	1,480,503	440,028	534,137	649,862	629,605	317,874	374,628	354,705	300,529
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.59	$14.95	$13.70	$12.13	$10.35
Value at end of period	$12.27	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	1,132,254	1,740,358	1,337,575	1,839,329	1,000,436
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.79	$11.78	$10.91	$10.14	$9.89
Value at end of period	$11.92	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	339,095	395,254	209,431	244,612	375,989
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$9.82	$15.37	$15.03	$13.05	$12.29	$11.24	$9.09	$12.367	$13.786	$12.604
Value at end of period	$11.22	$9.82	$15.37	$15.03	$13.05	$12.29	$11.24	$9.09	$12.367	$13.786
Number of accumulation units outstanding at end of period	210,518	171,348	147,750	232,080	338,126	344,181	254,954	251,165	254,223	85,133
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.93	$11.61	$11.37	$10.52	$10.36
Value at end of period	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	5,699	8,147	814	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.09
Value at end of period	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	397,514	221,434	66,542	82,834	70,060	65,092	55,353	47,380
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.37	$9.19	$9.40
Value at end of period	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	594,344	864,613	70,920
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.36	$11.32	$10.83	$9.75
Value at end of period	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	28,032	27,694	5,966	1,004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.83	$11.18	$10.61	$10.05
Value at end of period	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	19,798	16,238	784	23

CFI 135

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.43	$11.16	$10.63	$9.40
Value at end of period	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	306,000	360,540	60,557	510
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	2,646
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.65	$9.13
Value at end of period	$8.16	$6.65
Number of accumulation units outstanding at end of period	32,908	5,301
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	1,212
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	5,307
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.93	$9.30
Value at end of period	$8.25	$5.93
Number of accumulation units outstanding at end of period	6,650	2,501
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.97	$10.28
Value at end of period	$8.76	$6.97
Number of accumulation units outstanding at end of period	3,164	3,258
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$5.02
Value at end of period	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	17,400	26,986	6,510	7,429	65,857	52,533	1,594	62
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60	$11.895
Value at end of period	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60
Number of accumulation units outstanding at end of period	192,450	256,520	181,163	254,506	337,873	522,075	389,816	303,005	216,922	144,229
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.88	$12.23	$11.78	$10.72	$10.37
Value at end of period	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	247,572	135,591	6,685	74,167	30,296
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.34	$12.70	$12.23	$10.94	$10.47
Value at end of period	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	334,408	226,390	431	54,161	8,933

CFI 136

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.22	$13.15	$12.58	$11.10	$10.84
Value at end of period	$10.47	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	191,834	67,801	1,449	34,728	21,510
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.10	$13.56	$12.92	$11.31	$10.68
Value at end of period	$10.44	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	64,778	53,974	1,595	21,098	3,675
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.28
Value at end of period	$9.15
Number of accumulation units outstanding at end of period	4,544
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.22
Value at end of period	$8.56
Number of accumulation units outstanding at end of period	7,711
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.52	$11.51	$11.02	$10.34	$10.12
Value at end of period	$11.07	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	17,153	7,502	5,311	4,759	803
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.54	$13.68	$13.09	$12.26
Value at end of period	$10.69	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	1,798	1,573	1,266	123
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117	$10.686
Value at end of period	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117
Number of accumulation units outstanding at end of period	103,068	62,489	52,302	52,965	87,089	88,761	50,090	41,646	66,844	69,003
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633	$10.784
Value at end of period	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633
Number of accumulation units outstanding at end of period	127,113	107,713	145,102	190,981	196,972	262,632	220,664	196,708	214,583	236,648
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665	$10.701
Value at end of period	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665
Number of accumulation units outstanding at end of period	163,277	108,882	153,565	188,886	217,838	291,049	164,824	152,277	220,372	214,545
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.30	$12.93	$12.48	$10.97	$10.39
Value at end of period	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	2,125,620	1,635,362	30,674	24,334	7,319
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.66	$13.88	$12.07	$11.44	$10.19
Value at end of period	$11.38	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	304,509	632,228	402,625	726,267	597,868

CFI 137

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.80	$18.49	$18.08	$15.29	$14.83	$13.12
Value at end of period	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	31,298	39,616	9,373	15,941	9,686	5,926
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295	$13.399
Value at end of period	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295
Number of accumulation units outstanding at end of period	174,569	347,979	340,260	439,098	536,029	504,970	331,183	289,027	337,910	357,441
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.27	$6.31
Number of accumulation units outstanding at end of period	108,190	187,579
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.75	$11.28	$11.10	$9.70
Value at end of period	$8.87	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	17,591	23,634	2,428	913
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722	$15.732
Value at end of period	$11.60	$8.08	$13.50	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722
Number of accumulation units outstanding at end of period	113,352	181,450	78,020	112,115	100,646	218,187	143,878	127,395	183,731	188,558
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.22	$9.75
Value at end of period	$10.74	$10.22
Number of accumulation units outstanding at end of period	14,755	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323	$12.998
Value at end of period	$9.87	$7.55	$12.63	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323
Number of accumulation units outstanding at end of period	102,822	200,877	172,991	214,135	181,079	230,728	168,816	139,706	179,677	205,082
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$9.53
Value at end of period	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	316,125	391,247	55,791	98,981	88,490	74,285	28,893	6,478
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.38	$12.66	$12.00	$11.07	$10.24
Value at end of period	$11.72	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	546,167	855,619	619,911	958,188	718,791
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.74	$12.99	$12.76	$11.08	$10.16
Value at end of period	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	64,296	69,651	1,531	8,864	4,812
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.73	$9.47	$10.08	$10.55	$9.61
Value at end of period	$8.69	$6.73	$6.73	$10.08	$10.55
Number of accumulation units outstanding at end of period	1,795	2,049	0	158

CFI 138

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399	$14.838
Value at end of period	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399
Number of accumulation units outstanding at end of period	0	531	15	16	16	807,821	557,555	467,095	498,520	414,075
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.77	$18.84
Value at end of period	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	187
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.59	$15.86
Value at end of period	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	163
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.49	$13.38
Value at end of period	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.35	$7.86
Value at end of period	$7.34	$5.35
Number of accumulation units outstanding at end of period	5,191	228
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.17	$10.15
Value at end of period	$9.15	$7.17
Number of accumulation units outstanding at end of period	5,763	613
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.15
Value at end of period	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	91,267	161,695	35,304	87,225	70,787	48,903	34,280	33,156
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.93	$11.43	$10.73	$10.15
Value at end of period	$8.97	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	9,317	12,402	795	315
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.59	$17.17	$14.92	$12.54	$11.36	$10.00
Value at end of period	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	157,056	143,930	17,773	32,356	25,983	8,872
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$35.13	$68.10	$51.26	$41.26	$29.43	$21.77
Value at end of period	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	23,489	50,290	29,447	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.12	$13.17	$13.43	$11.76	$11.70
Value at end of period	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	11,765	17,774	2,305	2,642	1

CFI 139

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.27	$13.48	$12.41	$11.29	$10.80	$9.70
Value at end of period	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	134,973	133,781	40,526	49,546	112,406	45,236
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.10	$12.04	$10.97	$10.96	$10.82	$10.32
Value at end of period	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	649,055	226,276	24,448	27,157	8,155	3,233
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.30	$12.77	$11.79
Value at end of period	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	307,385	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.84	$12.23	$11.64	$10.81	$10.68	$9.99
Value at end of period	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	13,133	19,205	7,703	4,437	1,654	901
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.19	$8.95
Value at end of period	$7.83	$6.19
Number of accumulation units outstanding at end of period	17,563	14,042
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.47	$8.62
Value at end of period	$8.33	$5.47
Number of accumulation units outstanding at end of period	17,078	2,087
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$21.91	$20.77	$18.88	$16.77	$17.43	$14.98
Value at end of period	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	638,292	538,148	16,759	13,061	3,353	680
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.72	$9.68
Value at end of period	$9.95	$8.72
Number of accumulation units outstanding at end of period	24,855	20,905
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.01	$14.91	$13.54	$12.30	$10.85	$9.98
Value at end of period	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	1,206,365	1,259,861	154,046	242,446	205,278	82,378
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.68	$10.51	$10.82
Value at end of period	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	187,427	141,152	2,831

CFI 140

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.19	$16.19	$14.91	$12.55	$11.45	$9.89
Value at end of period	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	229,138	234,335	15,528	13,490	2,892	109
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.60	$14.36	$13.73	$12.82	$11.61	$9.57
Value at end of period	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	49,093	73,554	14,060	21,033	21,027	1,281
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.93	$13.46	$13.05	$11.15	$10.85	$10.03
Value at end of period	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	185,005	284,358	97,637	145,840	103,342	39,974

TABLE 17

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	4,355
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193	$13.796
Value at end of period	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193
Number of accumulation units outstanding at end of period	87,587	103,557	116,061	123,352	81,979	126,642	160,002	147,121	141,985	122,506
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$11.752
Value at end of period	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962
Number of accumulation units outstanding at end of period	174,904	193,667	206,699	245,794	155,032	279,744	421,225	430,053	517,889	436,299
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.96
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	1,813
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.87
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	28,841
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.38
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	54,964

CFI 141

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.08
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	46,604
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.77	$10.43
Value at end of period	$8.01	$5.77
Number of accumulation units outstanding at end of period	13,361	326
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.09
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	567
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041	$12.53
Value at end of period	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041
Number of accumulation units outstanding at end of period	99,478	100,176	114,927	121,471	120,740	136,946	198,552	185,197	193,795	147,701
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.10	$8.95
Value at end of period	$8.00	$6.10
Number of accumulation units outstanding at end of period	14,223	1,033
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.59	$19.66	$16.67	$13.79	$11.48	$9.48
Value at end of period	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	603,193	571,657	666,503	1,224,388	951,422	295,308
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.11	$22.32	$24.48	$20.33	$18.55	$15.46
Value at end of period	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	11,211	13,391	27,612	74,472	45,988	28,778
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375	$15.518
Value at end of period	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375
Number of accumulation units outstanding at end of period	1,606,596	1,739,497	2,132,075	3,361,869	3,216,297	2,927,046	2,600,443	1,986,803	1,442,524	1,662,214
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31	$11.445
Value at end of period	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31
Number of accumulation units outstanding at end of period	804,865	864,139	1,142,358	1,546,502	1,542,811	1,848,161	1,843,678	1,366,754	875,116	710,549
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023	$18.143
Value at end of period	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023
Number of accumulation units outstanding at end of period	579,019	645,219	743,009	922,067	1,159,132	2,136,201	2,701,907	2,481,342	2,269,303	2,257,499
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957	$14.90
Value at end of period	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957
Number of accumulation units outstanding at end of period	116,843	139,620	203,131	214,673	208,993	225,461	139,067	55,109	51,088	42,156

CFI 142

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$11.77
Value at end of period	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	36,126	34,403	39,095	111,915	115,359	124,156	114,048	134,706
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.12	$10.14
Value at end of period	$8.09	$6.12
Number of accumulation units outstanding at end of period	96,818	64,420
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$10.02
Value at end of period	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	8,298	4,843	11,543	77,637	104,799	48,532	24,847	12,107
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.10	$19.85	$17.19	$13.41	$11.72	$9.90
Value at end of period	$13.24	$11.10	$19.85	$17.19	$13.41	$11.72
Number of accumulation units outstanding at end of period	36,325	47,393	64,903	64,605	29,872	544
ING BALANCED PORTFOLIO
Value at beginning of period	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628	$12.801
Value at end of period	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628
Number of accumulation units outstanding at end of period	1,199,186	1,235,407	1,538,682	1,789,303	2,007,105	2,530,872	2,632,731	2,637,345	3,038,118	3,302,106
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.39	$10.93	$10.12	$9.45
Value at end of period	$8.52	$6.39	$10.93	$10.12
Number of accumulation units outstanding at end of period	2,810	2,611	632	326
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71	$9.98
Value at end of period	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.71
Number of accumulation units outstanding at end of period	71,146	61,280	88,249	362,027	422,770	379,717	224,100	87,836
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.33	$10.46	$10.69
Value at end of period	$8.21	$6.33	$10.46
Number of accumulation units outstanding at end of period	225,641	299,398	343,921
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847	$9.996
Value at end of period	$4.63	$3.06	$5.12	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847
Number of accumulation units outstanding at end of period	498,610	444,633	509,851	837,706	1,069,936	1,231,530	1,424,608	923,848	882,962	433,323
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.90	$6.71
Number of accumulation units outstanding at end of period	237,654	233,966

CFI 143

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.14	$10.07	$12.34	$9.98
Value at end of period	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	74,994	79,392	57,052	106,261
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.74	$10.31	$10.79
Value at end of period	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	106	771	299
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69	$12.70
Value at end of period	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	13,198	7,169	6,839	19,870	18,662	45,977	59,760
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.68	$13.68	$12.70	$11.24	$10.24
Value at end of period	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	22,436	24,694	9,925	13,845	15,818
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.03	$14.95	$13.17	$11.86	$11.22
Value at end of period	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	24,277	25,427	5,990	19,566	26,416
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.92	$13.53	$9.69
Value at end of period	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	465,679	405,271	425,952
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429	$12.939
Value at end of period	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429
Number of accumulation units outstanding at end of period	2,776,010	3,193,695	3,727,610	4,061,971	4,634,085	5,924,539	7,714,136	9,326,780	11,126,933	11,724,441
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95	$15.521
Value at end of period	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95
Number of accumulation units outstanding at end of period	910,116	1,047,075	1,368,692	1,941,935	2,292,271	3,127,841	3,475,311	3,034,497	2,847,404	2,757,220
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93	$12.551
Value at end of period	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93
Number of accumulation units outstanding at end of period	562,847	618,675	869,060	1,786,511	1,905,635	2,047,008	1,703,944	1,293,570	457,672	148,981
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588	$9.718
Value at end of period	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588
Number of accumulation units outstanding at end of period	466,993	481,806	678,593	1,173,655	1,440,356	1,240,295	694,475	456,728	110,246	61,435
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406	$10.487
Value at end of period	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406
Number of accumulation units outstanding at end of period	848,415	966,352	1,093,085	1,245,873	1,205,427	1,137,508	1,267,394	1,633,601	1,192,571	670,970

CFI 144

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.93	$8.57
Value at end of period	$7.53	$5.93
Number of accumulation units outstanding at end of period	91,183	21
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.94
Value at end of period	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	179,402	202,554	318,109	591,171	468,182	359,887	283,718	159,260
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.78	$10.93
Value at end of period	$7.82	$5.78
Number of accumulation units outstanding at end of period	42,494	11,213
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.03	$24.88	$18.11	$13.45	$11.68
Value at end of period	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	36,507	34,095	43,231	60,707	44,087
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.14
Value at end of period	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	11,488	16,866	25,348	29,220	18,311	8,974	2,468	378
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.88	$12.78	$13.11	$11.75
Value at end of period	$11.22	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	9,373	7,370	7,456	8,517
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.34	$10.51	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527	$17.731
Value at end of period	$8.32	$6.34	$10.51	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527
Number of accumulation units outstanding at end of period	458,410	511,208	616,938	855,439	931,891	1,411,027	2,228,250	2,163,820	2,738,168	3,144,386
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.07	$11.21	$10.83	$9.44
Value at end of period	$8.35	$7.07	$11.21	$10.83
Number of accumulation units outstanding at end of period	133,910	182,999	192,341	16,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.45	$10.23
Value at end of period	$8.45	$6.45
Number of accumulation units outstanding at end of period	17,596	11,713
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.19	$18.35	$15.34	$12.47	$10.14
Value at end of period	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	47,415	46,644	61,695	70,327	40,087
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00	$11.25
Value at end of period	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00
Number of accumulation units outstanding at end of period	42,887	73,524	94,146	122,326	180,292	130,323	45,905

CFI 145

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.60	$18.76	$14.85	$11.44	$11.38
Value at end of period	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	59,536	61,286	56,252	57,318	2,231
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.52
Value at end of period	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	66,790	60,533	62,246	74,667	28,746	44,281	61,505	2,282
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456	$10.855
Value at end of period	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456
Number of accumulation units outstanding at end of period	1,299,450	1,831,765	1,863,139	1,765,402	1,185,620	1,281,038	1,729,116	2,415,659	1,739,522	1,463,947
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.93	$15.07	$14.26	$12.18	$10.44
Value at end of period	$12.36	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	1,762,158	1,961,962	2,544,962	4,138,978	4,671,723
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.88	$11.79	$10.92	$10.16	$10.00
Value at end of period	$11.92	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	433,939	446,158	375,533	547,903	498,890
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$10.76	$16.84	$16.48	$14.32	$13.49	$12.34	$9.98	$13.595	$15.163	$13.87
Value at end of period	$12.28	$10.76	$16.84	$16.48	$14.32	$13.49	$12.34	$9.98	$13.595	$15.163
Number of accumulation units outstanding at end of period	288,719	222,862	270,321	403,393	483,444	635,659	902,500	1,321,604	1,164,757	468,299
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.91	$11.60	$11.36	$10.51	$10.43
Value at end of period	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	22,295	9,271	11,074	29,325	13,174
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.00
Value at end of period	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	165,024	143,360	94,615	204,493	106,739	98,497	91,271	73,058
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.36	$9.18	$9.40
Value at end of period	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	793,105	862,181	1,247,251
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.35	$11.31	$10.83	$9.83
Value at end of period	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	26,064	41,664	42,367	2,871
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.82	$11.17	$10.61	$10.35
Value at end of period	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	6,533	2,364	2,163	5

CFI 146

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.42	$11.15	$10.63	$9.54
Value at end of period	$9.23	$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period	746,913	743,213	897,440	13,978
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	5,515
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.64	$8.70
Value at end of period	$8.16	$6.64
Number of accumulation units outstanding at end of period	3,830	22
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	3,410
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	3,108
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.93	$9.78
Value at end of period	$8.25	$5.93
Number of accumulation units outstanding at end of period	15,185	9,712
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.97	$9.21
Value at end of period	$8.75	$6.97
Number of accumulation units outstanding at end of period	10,942	8,671
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$7.11
Value at end of period	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	91,859	84,844	106,550	91,622	70,383	55,768	83,909	21,340
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419	$12.675
Value at end of period	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419
Number of accumulation units outstanding at end of period	480,037	528,457	676,367	1,224,186	1,173,838	1,718,730	2,251,556	2,222,850	2,121,733	1,784,687
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.86	$12.22	$11.77	$11.17
Value at end of period	$10.76	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	70,337	56,931	57,238	395
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.32	$12.68	$12.22	$10.94	$10.99
Value at end of period	$10.38	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	50,475	32,066	48,509	5,852	535

CFI 147

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.20	$13.13	$12.57	$11.41
Value at end of period	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	32,178	16,141	9,218	725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.08	$13.55	$12.91	$12.30
Value at end of period	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	25,564	4,803	27,173	5,315
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.66	$9.34
Value at end of period	$9.14	$7.66
Number of accumulation units outstanding at end of period	12,786	2,251
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.93	$7.46
Value at end of period	$8.55	$6.93
Number of accumulation units outstanding at end of period	1,445	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.50	$11.49	$11.01	$10.43
Value at end of period	$11.04	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	3,327	0	363	152
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.52	$13.65	$13.07	$11.41	$11.13
Value at end of period	$10.66	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	9,503	7,254	7,319	27,855	17,570
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514	$11.073
Value at end of period	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514
Number of accumulation units outstanding at end of period	58,550	54,012	66,896	91,758	122,844	123,803	145,137	112,797	117,599	137,811
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292	$11.458
Value at end of period	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292
Number of accumulation units outstanding at end of period	99,918	110,112	165,170	191,012	165,249	160,170	214,053	224,992	239,231	204,194
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232	$11.275
Value at end of period	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232
Number of accumulation units outstanding at end of period	92,277	111,013	142,807	205,514	140,341	133,841	194,852	159,012	158,589	134,664
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.29	$12.92	$12.47	$10.97	$10.85
Value at end of period	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	384,450	314,348	438,484	532,259	79,878
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.89	$14.00	$12.44	$11.50	$10.26
Value at end of period	$11.47	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	817,391	893,654	1,029,745	1,312,088	1,438,844

CFI 148

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98	$10.92
Value at end of period	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98
Number of accumulation units outstanding at end of period	52,484	57,425	56,564	57,789	66,200	34,585	11,181
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625	$14.748
Value at end of period	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625
Number of accumulation units outstanding at end of period	305,839	352,773	425,736	578,885	567,594	910,197	1,253,253	971,669	927,451	909,338
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.27	$6.31
Number of accumulation units outstanding at end of period	345,736	385,345
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.74	$11.27	$11.09	$9.79
Value at end of period	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	5,588	3,568	2,870	655
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.432	$16.643	$17.793
Value at end of period	$13.06	$9.09	$15.21	$14.30	$12.34	$12.24	$10.93	$8.61	$12.423	$16.643
Number of accumulation units outstanding at end of period	146,612	153,636	184,219	169,429	199,216	337,909	554,496	602,100	821,647	642,991
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.22	$9.91
Value at end of period	$10.73	$10.22
Number of accumulation units outstanding at end of period	11,857	240
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621	$14.375
Value at end of period	$10.86	$8.31	$13.91	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621
Number of accumulation units outstanding at end of period	208,617	225,786	302,845	340,345	376,840	393,586	494,180	544,610	562,829	575,028
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$9.97
Value at end of period	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	79,566	87,715	109,959	317,133	409,753	503,772	345,078	143,963
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70	$12.76	$12.42	$11.12	$10.34
Value at end of period	$11.81	$9.70	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	787,964	851,814	1,035,604	1,370,749	1,180,581
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	13,194	16,493	20,338	171,628	167,607
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.72	$10.07	$10.54	$9.59
Value at end of period	$8.67	$6.72	$10.07	$10.54
Number of accumulation units outstanding at end of period	7,946	2,146	1,968	1,449

CFI 149

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54	$16.022
Value at end of period	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54
Number of accumulation units outstanding at end of period	30	26	88	60	30	843,134	1,443,439	1,577,444	1,370,458	1,015,207
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.55
Value at end of period	$16.60
Number of accumulation units outstanding at end of period	262
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308	$10.727
Value at end of period	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308
Number of accumulation units outstanding at end of period	32	40	50	51	61	273,284	519,547	450,181	362,171	289,585
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.95
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	56
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39	$19.592
Value at end of period	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39
Number of accumulation units outstanding at end of period	985	1,362	350	11	11	1,435,111	2,989,916	3,841,110	4,694,956	5,857,226
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.34	$8.76	$10.27
Value at end of period	$7.33	$5.34	$8.76
Number of accumulation units outstanding at end of period	6,123	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.17	$7.08
Value at end of period	$9.14	$7.17
Number of accumulation units outstanding at end of period	4,763	0
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$9.75
Value at end of period	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	106,700	120,525	149,176	279,291	340,864	289,338	206,996	197,934
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.92	$11.42	$11.39
Value at end of period	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	6,612	4,075	858
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.56	$17.13	$14.90	$12.53	$11.35	$9.69
Value at end of period	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	211,882	228,121	231,137	277,481	267,730	208,700
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$34.98	$67.85	$51.10	$41.15	$29.37	$19.78
Value at end of period	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	45,493	48,561	61,561	89,019	119,991	56,413

CFI 150

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$15.43
Value at end of period	$21.39
Number of accumulation units outstanding at end of period	206
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.11	$13.15	$13.42	$12.37
Value at end of period	$11.04	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	10,671	12,637	11,204	6,757
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.23	$13.43	$12.37	$11.26	$10.77	$9.76
Value at end of period	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	41,352	40,565	54,971	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.08	$12.01	$10.96	$10.95	$10.82	$10.12
Value at end of period	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	137,908	134,509	82,549	92,703	135,357	58,300
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.29	$12.77	$10.06
Value at end of period	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	166,220	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$7.82	$12.20	$11.62	$10.80	$10.68	$9.85
Value at end of period	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	23,447	14,914	16,573	22,461	6,749	5,956
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.19	$8.83
Value at end of period	$7.82	$6.19
Number of accumulation units outstanding at end of period	15,905	8,256
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.59
Value at end of period	$8.33
Number of accumulation units outstanding at end of period	7,510
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$21.83	$20.71	$18.83	$16.73	$17.40	$15.44
Value at end of period	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	103,251	78,307	50,126	62,115	48,097	12,176
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.72	$9.90
Value at end of period	$9.94	$8.72
Number of accumulation units outstanding at end of period	50,694	13,169

CFI 151

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.99	$14.88	$13.53	$12.29	$10.85	$9.80
Value at end of period	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	1,708,652	1,711,636	1,946,126	2,852,011	2,745,616	1,633,839
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.67	$10.51	$10.12
Value at end of period	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	74,098	23,373	39,866
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.17	$16.16	$14.89	$12.54	$11.44	$9.83
Value at end of period	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	52,757	71,741	104,588	71,538	15,719	1,828
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.58	$14.33	$13.71	$12.81	$11.61	$10.25
Value at end of period	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	11,530	13,157	20,392	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.91	$13.43	$13.03	$11.14	$10.85	$9.80
Value at end of period	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	782,031	841,888	1,053,903	1,490,194	1,622,664	1,066,826

TABLE 18

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.13
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	1,350
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183	$13.791
Value at end of period	$8.16	$6.80	$11.92	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183
Number of accumulation units outstanding at end of period	186,810	185,084	193,575	209,088	185,033	111,740	101,589	88,509	76,051	36,971
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954	$11.748
Value at end of period	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954
Number of accumulation units outstanding at end of period	188,093	199,413	206,829	234,070	196,939	167,904	149,090	140,721	153,708	79,364
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.24
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	4,246

CFI 152

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.96
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	19,265
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.16
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	44,451
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.10
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	59,424
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.77	$9.25
Value at end of period	$8.00	$5.77
Number of accumulation units outstanding at end of period	22,282	7,623
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.48
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	1,096
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038	$16.697
Value at end of period	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038
Number of accumulation units outstanding at end of period	128,599	139,551	140,885	141,958	219,575	204,431	211,316	201,168	209,909	203,730
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.10	$9.91
Value at end of period	$7.99	$6.10
Number of accumulation units outstanding at end of period	11,624	7,723
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.56	$19.62	$16.65	$13.78	$11.48	$9.88
Value at end of period	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	466,338	457,664	325,211	212,150	160,473	24,649
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.05	$22.24	$24.41	$20.27	$18.51	$16.06
Value at end of period	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	108,555	102,484	80,955	69,703	50,591	21,369
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359	$21.988
Value at end of period	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359
Number of accumulation units outstanding at end of period	3,944,179	884,693	847,162	811,346	1,056,955	687,425	451,914	366,014	318,516	243,716
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252	$16.047
Value at end of period	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252
Number of accumulation units outstanding at end of period	373,154	442,827	485,693	504,653	749,148	707,385	500,320	445,737	409,548	286,747

CFI 153

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12	$23.927
Value at end of period	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12
Number of accumulation units outstanding at end of period	664,733	732,400	789,960	829,270	1,260,756	1,247,420	1,135,916	894,056	792,594	596,022
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968	$18.661
Value at end of period	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968
Number of accumulation units outstanding at end of period	93,123	126,656	118,882	94,693	104,662	78,256	50,628	30,785	38,755	25,576
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28	$11.76
Value at end of period	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15	$9.28
Number of accumulation units outstanding at end of period	181,624	176,258	174,003	191,901	316,485	164,023	46,716	10,687
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.10
Value at end of period	$8.08	$6.11
Number of accumulation units outstanding at end of period	141,752	57,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10	$10.14
Value at end of period	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89	$8.10
Number of accumulation units outstanding at end of period	1,366,360	25,080	23,206	31,381	36,285	45,339	17,021	2,907
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.08	$19.82	$17.16	$13.40	$11.71	$9.85
Value at end of period	$13.21	$11.08	$19.82	$17.16	$13.40	$11.71
Number of accumulation units outstanding at end of period	95,243	98,359	81,469	37,386	22,019	3,998
ING BALANCED PORTFOLIO
Value at beginning of period	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06	$17.303
Value at end of period	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06
Number of accumulation units outstanding at end of period	983,558	803,014	996,955	1,129,840	1,506,113	1,211,756	1,098,090	1,340,814	1,663,297	1,637,556
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.38	$10.92	$10.12	$9.43
Value at end of period	$8.50	$6.38	$10.92	$10.12
Number of accumulation units outstanding at end of period	3,616	9,103	6,032	376
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71	$10.05
Value at end of period	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52	$8.71
Number of accumulation units outstanding at end of period	1,172,882	167,687	120,294	116,579	133,425	36,450	22,344	4,915
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.33	$10.45	$10.69
Value at end of period	$8.19	$6.33	$10.45
Number of accumulation units outstanding at end of period	382,205	390,962	423,742
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845	$9.996
Value at end of period	$4.61	$3.05	$5.10	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845
Number of accumulation units outstanding at end of period	357,250	295,268	352,220	356,502	510,662	376,426	262,849	189,154	126,835	67,524

CFI 154

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.90	$6.71
Number of accumulation units outstanding at end of period	221,504	213,772
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.13	$10.06	$12.33	$10.05
Value at end of period	$8.26	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	182,569	131,923	59,647	32,919
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.73	$10.30	$10.09	$9.50
Value at end of period	$8.33	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	8,131	6,609	1,962	429
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95	$11.63
Value at end of period	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67	$11.95
Number of accumulation units outstanding at end of period	22,577	22,012	19,407	14,516	18,596	9,257	10,461	51
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.66	$13.66	$12.69	$11.24	$10.20
Value at end of period	$11.50	$9.66	$13.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	36,112	24,330	15,987	9,703	1,176
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.01	$14.93	$13.15	$11.86	$11.46
Value at end of period	$12.44	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	99,301	73,161	35,304	33,126	9,192
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.91	$13.52	$9.69
Value at end of period	$10.79	$7.91	$13.52
Number of accumulation units outstanding at end of period	330,673	305,370	210,824
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246	$19.535
Value at end of period	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246
Number of accumulation units outstanding at end of period	2,711,135	2,990,615	3,430,110	3,838,456	4,802,154	4,937,394	4,448,547	4,722,482	5,556,404	4,996,223
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975	$23.35
Value at end of period	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975
Number of accumulation units outstanding at end of period	485,099	595,014	707,223	790,125	1,063,685	1,005,098	821,901	788,043	743,885	625,951
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91	$12.54
Value at end of period	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91
Number of accumulation units outstanding at end of period	1,883,764	424,192	461,298	509,523	754,152	577,038	340,101	240,603	145,443	52,574
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574	$9.71
Value at end of period	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574
Number of accumulation units outstanding at end of period	203,368	209,995	257,974	286,766	407,144	388,780	194,813	126,145	48,920	20,025

CFI 155

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949	$11.911
Value at end of period	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949
Number of accumulation units outstanding at end of period	4,166,774	775,032	793,568	777,013	1,025,425	1,033,279	897,843	921,078	904,310	661,112
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.93	$6.35
Value at end of period	$7.52	$5.93
Number of accumulation units outstanding at end of period	99,216	760
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02	$10.24
Value at end of period	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33	$8.02
Number of accumulation units outstanding at end of period	3,313,871	79,091	89,633	84,487	118,557	68,875	42,155	14,728
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.77	$10.79
Value at end of period	$7.81	$5.77
Number of accumulation units outstanding at end of period	124,255	44,030
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.01	$24.85	$18.10	$13.44	$10.72
Value at end of period	$20.42	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	65,793	59,973	71,156	55,276	15,291
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19	$10.06
Value at end of period	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85	$9.19
Number of accumulation units outstanding at end of period	58,394	63,941	55,300	49,540	72,438	35,354	9,542	1,644
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.87	$12.77	$13.10	$11.33	$10.97
Value at end of period	$11.20	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	12,595	10,255	9,661	6,724	33
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.81	$11.30	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523	$19.15
Value at end of period	$8.94	$6.81	$11.30	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523
Number of accumulation units outstanding at end of period	593,114	606,166	663,165	717,497	951,682	913,926	901,390	852,175	914,949	838,568
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.06	$11.20	$10.82	$9.98
Value at end of period	$8.33	$7.06	$11.20	$10.82
Number of accumulation units outstanding at end of period	418,088	490,972	536,059	135
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.44	$6.58
Number of accumulation units outstanding at end of period	18,982	20,381
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.17	$18.32	$15.33	$12.46	$10.22
Value at end of period	$12.52	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	45,894	42,129	29,751	18,763	5,782

CFI 156

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98	$11.16
Value at end of period	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98
Number of accumulation units outstanding at end of period	79,127	98,518	64,577	74,084	84,097	24,848	3,103
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.57	$18.74	$14.84	$11.44	$10.37
Value at end of period	$15.24	$11.57	$18.74	$14.84	$11.44
Number of accumulation units outstanding at end of period	84,283	77,072	66,333	25,174	5,491
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96	$8.76
Value at end of period	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43	$6.96
Number of accumulation units outstanding at end of period	40,540	36,423	24,144	21,491	19,257	14,597	9,976	1,079
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36	$11.717
Value at end of period	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36
Number of accumulation units outstanding at end of period	2,663,562	931,952	745,229	502,169	526,675	556,902	627,302	644,548	515,677	371,039
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.55	$15.07	$13.68	$12.18	$10.13
Value at end of period	$12.34	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	1,381,472	1,562,268	1,780,228	2,140,394	2,544,290
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.86	$11.77	$10.91	$10.15	$10.00
Value at end of period	$11.89	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	452,814	487,485	466,212	428,035	557,770
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.78	$23.15	$22.66	$19.70	$18.56	$16.99	$13.76	$18.74	$20.911	$19.138
Value at end of period	$16.86	$14.78	$23.15	$22.66	$19.70	$18.56	$16.99	$13.76	$18.74	$20.911
Number of accumulation units outstanding at end of period	185,914	101,345	123,242	152,141	208,804	235,566	175,631	135,961	100,115	35,815
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.90	$11.58	$11.35	$10.51	$10.37
Value at end of period	$13.18	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	54,266	29,565	30,917	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74	$10.10
Value at end of period	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09	$10.74
Number of accumulation units outstanding at end of period	397,030	315,622	243,077	126,953	170,058	84,251	59,742	16,334
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.36	$9.17	$9.39
Value at end of period	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	568,780	626,385	452,257
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.34	$11.31	$10.82	$10.03
Value at end of period	$9.06	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	63,017	50,525	38,092	5,749

CFI 157

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.81	$11.16	$10.60	$10.33
Value at end of period	$12.94	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	37,649	19,694	10,869	152
ING PIONEER MID CAP VALUE PORTFOLIO
Value at beginning of period	$7.41	$11.14	$10.63	$9.93
Value at end of period	$9.21	$7.41	$11.14	$10.63
Number of accumulation units outstanding at end of period	260,547	244,139	246,931	984
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	6,997
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.64	$10.18
Value at end of period	$8.15	$6.64
Number of accumulation units outstanding at end of period	22,724	3,064
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	2,500
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.85
Number of accumulation units outstanding at end of period	10,011
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.93	$10.14
Value at end of period	$8.24	$5.93
Number of accumulation units outstanding at end of period	41,149	8,430
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.97	$10.22
Value at end of period	$8.74	$6.97
Number of accumulation units outstanding at end of period	28,053	4,718
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01	$7.67
Value at end of period	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89	$5.01
Number of accumulation units outstanding at end of period	33,672	33,603	27,543	19,993	21,837	14,722	47,391	23,454
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847	$17.81
Value at end of period	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847
Number of accumulation units outstanding at end of period	167,456	179,454	184,068	199,461	273,644	270,368	230,420	196,561	131,465	86,790
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.85	$12.20	$11.76	$10.71	$10.44
Value at end of period	$10.73	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	167,271	154,946	91,089	37,317	2,237
CFI 158

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.31	$12.67	$12.21	$10.94	$10.32
Value at end of period	$10.36	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	378,624	278,523	118,560	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.19	$13.11	$12.56	$11.10	$10.84
Value at end of period	$10.42	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	395,959	293,654	165,297	8,501	164
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.07	$13.53	$12.90	$11.31	$10.97
Value at end of period	$10.39	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	325,382	205,963	75,669	7,940	310
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.66	$7.67
Value at end of period	$9.13	$7.66
Number of accumulation units outstanding at end of period	4,558	2,658
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.93	$9.00
Value at end of period	$8.54	$6.93
Number of accumulation units outstanding at end of period	942	607
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.48	$11.47	$11.00	$10.33	$10.23
Value at end of period	$11.02	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	21,320	22,488	44,500	140	59
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497	$13.95
Value at end of period	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497
Number of accumulation units outstanding at end of period	58,985	61,179	47,464	38,641	56,267	77,212	67,737	73,306	71,454	44,708
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761	$16.002
Value at end of period	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761
Number of accumulation units outstanding at end of period	140,891	137,569	110,242	115,492	216,238	235,562	186,384	153,004	146,446	120,341
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857	$14.921
Value at end of period	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857
Number of accumulation units outstanding at end of period	87,162	92,821	90,782	75,524	135,090	190,198	114,705	100,728	97,325	65,823
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.27	$12.90	$12.46	$10.96	$10.11
Value at end of period	$12.25	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	676,518	600,671	309,824	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.63	$13.54	$12.04	$11.50	$9.94
Value at end of period	$11.45	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	906,219	985,769	1,097,828	1,236,769	1,516,714

CFI 159

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96	$11.44
Value at end of period	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96
Number of accumulation units outstanding at end of period	4,520,640	59,740	56,015	53,267	81,482	49,271	5,121
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313	$20.493
Value at end of period	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313
Number of accumulation units outstanding at end of period	854,178	321,691	336,596	339,737	529,677	452,366	318,275	265,634	204,548	158,447
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.26	$6.30
Number of accumulation units outstanding at end of period	523,033	549,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.73	$11.26	$11.09	$9.52
Value at end of period	$8.83	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	46,004	36,305	26,158	9,080
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662	$23.171
Value at end of period	$16.92	$11.79	$19.73	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662
Number of accumulation units outstanding at end of period	226,153	242,543	247,703	281,687	386,834	409,678	376,546	432,857	452,342	432,871
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.21	$9.71
Value at end of period	$10.72	$10.21
Number of accumulation units outstanding at end of period	6,588	1,177
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418	$13.112
Value at end of period	$9.86	$7.55	$12.63	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418
Number of accumulation units outstanding at end of period	405,970	418,816	445,664	491,809	650,791	603,217	586,105	618,399	665,571	630,101
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33	$9.53
Value at end of period	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71	$8.33
Number of accumulation units outstanding at end of period	143,053	146,396	177,164	210,807	231,845	71,279	35,510	6,374
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.69	$12.76	$12.42	$11.12	$10.17
Value at end of period	$11.37	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	683,722	759,860	910,278	1,084,762	1,225,357
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.71	$12.95	$12.73	$11.07	$10.36
Value at end of period	$10.70	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	55,430	41,382	28,159	18,828	11,183
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.71	$10.06	$10.54	$10.02
Value at end of period	$8.65	$6.71	$10.06	$10.54
Number of accumulation units outstanding at end of period	2,442	1,067	30	565

CFI 160

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825	$22.513
Value at end of period	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825
Number of accumulation units outstanding at end of period	20	18	13	9	54	493,645	401,444	311,169	238,039	157,519
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383	$31.629
Value at end of period	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383
Number of accumulation units outstanding at end of period	527	523	809	802	913	1,163,047	1,069,290	1,029,117	1,011,775	758,937
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881	$13.175
Value at end of period	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881
Number of accumulation units outstanding at end of period	21	21	78	5	5	196,825	220,008	180,492	105,379	53,425
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.37
Value at end of period	$16.37
Number of accumulation units outstanding at end of period	32
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018	$28.723
Value at end of period	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018
Number of accumulation units outstanding at end of period	97	95	352	349	343	873,972	880,706	907,955	972,147	836,805
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.34	$8.76	$9.59
Value at end of period	$7.32	$5.34	$8.76
Number of accumulation units outstanding at end of period	17,347	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.17	$10.26
Value at end of period	$9.14	$7.17
Number of accumulation units outstanding at end of period	6,653	3,415
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37	$10.07
Value at end of period	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35	$8.37
Number of accumulation units outstanding at end of period	1,405,638	248,848	249,295	232,217	342,326	158,816	106,857	36,916
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.91	$11.41	$10.72	$9.25
Value at end of period	$8.93	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	11,605	9,811	5,253	661
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.54	$17.10	$14.88	$12.52	$11.35	$9.99
Value at end of period	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	149,704	139,487	104,832	65,794	126,629	49,472
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$34.84	$67.60	$50.94	$41.03	$29.30	$21.94
Value at end of period	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	143,670	111,277	106,360	103,607	103,665	16,831

CFI 161

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$15.35
Value at end of period	$21.27
Number of accumulation units outstanding at end of period	538
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.09	$13.13	$13.40	$11.76	$10.85
Value at end of period	$11.01	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	46,806	56,609	45,506	15,401	1,704
OPPENHEIMER STRATEGIC FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$14.44
Value at end of period	$17.01
Number of accumulation units outstanding at end of period	227
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22	$8.22
Value at end of period	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56	$8.22
Number of accumulation units outstanding at end of period	142,011	162,971	126,835	121,694	136,795	23,476	22,809	7,092
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.05	$11.99	$10.94	$10.94	$10.81	$10.27
Value at end of period	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	288,706	239,600	100,830	84,571	73,154	16,991
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.29	$12.76	$10.06
Value at end of period	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$7.80	$12.18	$11.61	$10.79	$10.68	$9.85
Value at end of period	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	43,503	55,749	41,569	26,196	38,116	21,060
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.19	$10.28
Value at end of period	$7.81	$6.19
Number of accumulation units outstanding at end of period	37,926	16,827
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.46	$9.96
Value at end of period	$8.32	$5.46
Number of accumulation units outstanding at end of period	3,193	2,311
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.57	$13.83	$12.58	$11.19	$11.64	$9.94
Value at end of period	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	292,953	251,583	129,693	67,124	47,660	7,770

CFI 162

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.72	$9.96
Value at end of period	$9.93	$8.72
Number of accumulation units outstanding at end of period	53,288	24,007
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.97	$14.85	$13.51	$12.28	$10.85	$9.65
Value at end of period	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	758,979	688,355	496,556	426,366	450,471	128,793
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.67	$10.51	$10.39
Value at end of period	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	111,338	62,225	29,170
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.15	$16.13	$14.87	$12.53	$11.44	$9.97
Value at end of period	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	294,722	228,012	154,764	54,744	44,021	13,495
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.56	$14.31	$13.69	$12.80	$11.60	$10.18
Value at end of period	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	145,350	115,162	95,012	52,587	76,525	12,356
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.89	$13.41	$13.01	$11.13	$10.84	$9.98
Value at end of period	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	325,085	342,968	293,251	234,784	250,556	88,143

TABLE 19

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.15
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	2
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2000)
Value at beginning of period	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173	$14.065
Value at end of period	$8.12	$6.76	$11.87	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173
Number of accumulation units outstanding at end of period	8,019	7,630	8,726	10,980	8,376	3,821	3,991	4,262	4,934	2,279

CFI 163

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during April 2000)
Value at beginning of period	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945	$12.256
Value at end of period	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945
Number of accumulation units outstanding at end of period	11,527	9,414	10,643	10,710	2,882	2,255	1,758	3,976	8,876	6,406
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.52
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	244
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.24
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	3,101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.16
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	3,649
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.25
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	4,263
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.76	$9.46
Value at end of period	$7.99	$5.76
Number of accumulation units outstanding at end of period	834	366
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.89
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	22
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918	$12.414
Value at end of period	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918
Number of accumulation units outstanding at end of period	8,762	9,421	9,762	15,580	9,860	9,191	9,574	6,989	2,331	4,895
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.09	$8.48
Value at end of period	$7.99	$6.09
Number of accumulation units outstanding at end of period	276	173
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.54	$19.59	$16.63	$13.77	$11.48	$9.98
Value at end of period	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	62,563	48,358	27,275	17,567	7,764	754
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.99	$22.16	$24.33	$20.22	$18.47	$16.88
Value at end of period	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	44,484	36,986	29,322	3,869	4,837	491

CFI 164

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009	$15.138
Value at end of period	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009
Number of accumulation units outstanding at end of period	219,597	217,736	209,353	216,615	161,935	102,099	76,721	42,179	17,291	32,744
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083	$11.245
Value at end of period	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083
Number of accumulation units outstanding at end of period	56,842	57,482	52,643	71,702	62,913	55,599	43,566	29,308	11,264	11,254
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596	$17.677
Value at end of period	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596
Number of accumulation units outstanding at end of period	64,537	71,974	65,734	97,269	89,122	88,224	81,136	61,739	60,877	42,684
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949	$14.905
Value at end of period	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949
Number of accumulation units outstanding at end of period	7,627	11,257	11,860	16,029	9,833	6,522	9,973	5,004	5,301	4,436
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.22
Value at end of period	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	19,174	17,373	15,469	10,085	11,194	4,281	1,975	1,120
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.11	$9.19
Value at end of period	$8.08	$6.11
Number of accumulation units outstanding at end of period	28,551	8,431
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88	$8.18
Value at end of period	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	1,619	1,458	1,031	1,721	2,625	2,817	2,243
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.05	$19.78	$17.14	$13.39	$11.48
Value at end of period	$13.17	$11.05	$19.78	$17.14	$13.39
Number of accumulation units outstanding at end of period	16,332	13,866	6,593	2,669	1,660
ING BALANCED PORTFOLIO
Value at beginning of period	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379	$12.561
Value at end of period	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379
Number of accumulation units outstanding at end of period	178,075	183,469	201,892	177,825	31,122	30,371	32,732	24,613	18,354	21,070
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.38	$10.92	$10.11	$9.50
Value at end of period	$8.49	$6.38	$10.92	$10.11
Number of accumulation units outstanding at end of period	761	339	159	24
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.05
Value at end of period	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	26,624	26,245	29,714	15,082	8,895	3,586	477	11

CFI 165

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.32	$10.45	$10.69
Value at end of period	$8.18	$6.32	$10.45
Number of accumulation units outstanding at end of period	32,319	36,239	33,271
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842	$9.925
Value at end of period	$4.59	$3.03	$5.08	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842
Number of accumulation units outstanding at end of period	17,761	16,227	13,492	28,217	17,440	20,733	17,133	6,165	15,740	8,843
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.89	$6.71
Number of accumulation units outstanding at end of period	16,447	25,364
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.12	$10.05	$12.33	$10.34
Value at end of period	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	9,315	9,896	7,157	1,950
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.73	$10.30	$10.31
Value at end of period	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	3,127	2,466	321
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65	$13.04
Value at end of period	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	2,292	3,217	2,081	1,335	1,118	411	1,605
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.64	$13.64	$12.68	$11.23	$10.23
Value at end of period	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	3,207	4,094	2,773	2,611	785
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.99	$14.91	$13.14	$11.85	$10.27
Value at end of period	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	4,459	4,810	4,969	1,196	643
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.90	$13.51	$9.69
Value at end of period	$10.77	$7.90	$13.51
Number of accumulation units outstanding at end of period	36,081	63,283	43,060
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094	$12.572
Value at end of period	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094
Number of accumulation units outstanding at end of period	266,125	279,405	280,190	338,058	169,584	198,181	208,104	171,718	90,960	131,645
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50	$15.036
Value at end of period	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50
Number of accumulation units outstanding at end of period	113,038	116,681	146,945	135,541	94,961	67,929	64,085	46,181	39,494	35,744

CFI 166

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89	$12.529
Value at end of period	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89
Number of accumulation units outstanding at end of period	52,695	57,438	75,946	67,609	50,441	24,390	16,411	11,144	6,947	3,893
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559	$9.702
Value at end of period	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559
Number of accumulation units outstanding at end of period	50,732	56,988	69,764	54,260	39,820	14,248	7,682	4,527	1,350	1,100
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388	$10.481
Value at end of period	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388
Number of accumulation units outstanding at end of period	74,366	82,848	100,361	86,965	48,294	35,058	29,605	12,079	8,760	3,653
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.93	$8.95
Value at end of period	$7.52	$5.93
Number of accumulation units outstanding at end of period	13,889	1,528
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02	$9.88
Value at end of period	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	12,679	14,504	14,520	9,475	4,867	1,708	1,724	871
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.77	$10.53
Value at end of period	$7.80	$5.77
Number of accumulation units outstanding at end of period	4,202	3,562
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.99	$24.82	$18.08	$13.44	$11.48
Value at end of period	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	13,325	14,870	12,372	7,003	829
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.16
Value at end of period	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	16,714	17,365	16,638	11,185	7,380	1,651	706	6
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.85	$12.75	$13.09	$11.32	$11.13
Value at end of period	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	597	1,331	595	334	2,291
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.07	$10.08	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097	$17.139
Value at end of period	$7.96	$6.07	$10.08	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097
Number of accumulation units outstanding at end of period	33,623	35,481	27,555	44,645	51,317	56,375	56,062	36,616	17,147	29,261
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.05	$11.19	$10.82	$9.59
Value at end of period	$8.32	$7.05	$11.19	$10.82
Number of accumulation units outstanding at end of period	25,766	30,343	43,738	9

CFI 167

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.43	$6.58
Number of accumulation units outstanding at end of period	1,608	1,616
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.16	$18.30	$15.31	$12.46	$11.03
Value at end of period	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	5,312	4,854	794	448	239
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.85	$15.40	$14.94	$13.47	$13.20	$12.25
Value at end of period	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	9,012	12,637	12,411	15,601	9,016	1,007
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.55	$18.71	$14.83	$11.44	$11.33
Value at end of period	$15.21	$11.55	$18.71	$14.83	$11.44
Number of accumulation units outstanding at end of period	13,327	15,208	11,188	3,432	9
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41	$7.20
Value at end of period	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	15,536	10,458	2,968	2,667	1,310	794	338
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398	$10.811
Value at end of period	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398
Number of accumulation units outstanding at end of period	148,503	201,556	140,725	85,411	35,204	26,478	45,067	13,540	14,165	21,482
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.89	$15.03	$14.23	$12.17	$10.43
Value at end of period	$12.29	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	154,655	151,270	171,121	176,432	159,941
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.84	$11.75	$10.90	$10.14	$9.99
Value at end of period	$11.86	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	67,604	73,247	74,382	62,147	38,834
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$10.44	$16.36	$16.03	$13.94	$13.14	$12.04	$9.75	$13.287	$14.834	$13.583
Value at end of period	$11.91	$10.44	$16.36	$16.03	$13.94	$13.14	$12.04	$9.75	$13.287	$14.834
Number of accumulation units outstanding at end of period	37,895	26,799	26,539	28,568	28,001	21,027	21,323	18,033	11,962	7,999
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.88	$11.57	$11.34	$10.51	$10.42
Value at end of period	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	3,247	4,417	2,866	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.16
Value at end of period	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	42,175	35,264	22,931	42,708	40,010	28,671	20,126	423

CFI 168

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.35	$9.17	$9.38
Value at end of period	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	126,610	100,144	77,332
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.33	$11.30	$10.82	$10.02
Value at end of period	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	3,976	5,149	4,466	861
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.80	$11.15	$10.60	$10.17
Value at end of period	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	824	2,474	749	29
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.40	$11.13	$10.62	$9.67
Value at end of period	$9.20	$7.40	$11.13	$10.62
Number of accumulation units outstanding at end of period	39,088	40,053	29,503	40
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	1,197
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.64	$8.95
Value at end of period	$8.14	$6.64
Number of accumulation units outstanding at end of period	8,501	3,219
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	259
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.85
Number of accumulation units outstanding at end of period	1,732
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.81
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	2,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01	$7.80
Value at end of period	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	5,325	4,579	1,553	1,065	883	310	795	177
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048	$12.336
Value at end of period	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048
Number of accumulation units outstanding at end of period	20,351	19,452	22,423	27,545	24,615	21,355	26,389	23,170	22,619	13,291

CFI 169

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.83	$12.18	$11.75	$10.70	$10.57
Value at end of period	$10.71	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	36,672	35,051	21,984	56,247	425
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.29	$12.65	$12.20	$10.93	$10.71
Value at end of period	$10.34	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	55,673	50,385	28,205	41,051	61
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.17	$13.09	$12.55	$11.09	$11.08
Value at end of period	$10.40	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	77,040	76,062	29,796	17,858	2
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.05	$13.51	$12.89	$11.30	$10.91
Value at end of period	$10.36	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	25,893	21,630	8,193	9,507	9
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.93	$9.24
Value at end of period	$8.54	$6.93
Number of accumulation units outstanding at end of period	778	157
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.46	$11.46	$10.99	$10.38
Value at end of period	$10.99	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	2,104	713	5,658	8,586
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412	$10.986
Value at end of period	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412
Number of accumulation units outstanding at end of period	7,254	7,714	5,817	3,859	856	1,173	2,464	2,987	3,430	1,924
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104	$11.279
Value at end of period	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104
Number of accumulation units outstanding at end of period	23,921	26,263	21,401	24,535	2,399	1,087	3,045	2,511	2,015	22,446
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061	$11.115
Value at end of period	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061
Number of accumulation units outstanding at end of period	18,737	19,694	23,631	11,345	2,383	878	525	1,352	2,380	6,135
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.25	$12.88	$12.45	$10.96	$10.66
Value at end of period	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	107,774	101,481	64,222	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.86	$13.95	$12.42	$11.48	$10.25
Value at end of period	$11.41	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	73,974	78,804	74,484	97,619	68,185

CFI 170

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.68	$18.33	$17.95	$15.21	$14.77	$13.28
Value at end of period	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	12,594	17,037	15,623	7,735	4,885	734
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163	$14.296
Value at end of period	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163
Number of accumulation units outstanding at end of period	21,841	22,562	18,688	26,958	33,026	35,900	30,896	24,357	13,888	8,707
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.25	$6.30
Number of accumulation units outstanding at end of period	33,496	31,936
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.72	$11.25	$11.08	$9.40
Value at end of period	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	889	1,984	491	168
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057	$17.184
Value at end of period	$12.48	$8.70	$14.57	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057
Number of accumulation units outstanding at end of period	15,709	15,425	10,884	18,924	20,336	18,051	18,219	13,889	7,724	14,267
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.21	$10.22
Value at end of period	$10.71	$10.21
Number of accumulation units outstanding at end of period	5,986	594
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236	$13.982
Value at end of period	$10.46	$8.01	$13.42	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236
Number of accumulation units outstanding at end of period	19,450	18,341	12,525	22,157	18,013	19,509	17,592	14,360	7,346	11,609
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33	$8.35
Value at end of period	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$8.33
Number of accumulation units outstanding at end of period	51,500	48,408	50,042	35,210	25,253	9,595	1,487	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.66	$12.72	$12.40	$11.10	$10.34
Value at end of period	$11.75	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	51,757	54,955	49,867	65,226	58,428
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.69	$12.94	$12.72	$11.07	$10.84
Value at end of period	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	7,071	8,324	4,845	3,214	393
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.70	$10.06	$10.79
Value at end of period	$8.64	$6.70	$10.06
Number of accumulation units outstanding at end of period	813	1,948	66

CFI 171

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.36	$20.81	$19.00	$17.43
Value at end of period	$21.65	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	676	675	676	749
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.24	$20.15	$16.67	$14.53
Value at end of period	$16.13	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	317	317	318	423
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.67	$15.87	$15.04
Value at end of period	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	141	98	49
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.60
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	394
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.48	$15.47	$14.24	$11.87
Value at end of period	$11.58	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	640	640	640	566
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.33	$8.76	$10.28
Value at end of period	$7.31	$5.33	$8.76
Number of accumulation units outstanding at end of period	0	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period			$10.87	$11.01
Value at end of period			$12.15	$10.87
Number of accumulation units outstanding at end of period			0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.17	$9.42
Value at end of period	$9.13	$7.17
Number of accumulation units outstanding at end of period	439	289
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.69
Value at end of period	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	42,976	39,703	34,649	31,190	24,908	8,606	4,787	3,359
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.90	$11.40	$10.72	$9.20
Value at end of period	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	4,614	3,155	366	13

CFI 172

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.51	$17.07	$14.86	$12.51	$11.35	$9.70
Value at end of period	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	11,815	11,733	7,183	6,167	3,375	1,714
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$34.69	$67.35	$50.77	$40.92	$29.24	$21.85
Value at end of period	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	24,570	25,538	28,850	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.08	$13.11	$13.39	$11.75	$11.23
Value at end of period	$10.98	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	4,593	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.15	$13.33	$12.29	$11.20	$10.54
Value at end of period	$11.01	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	28,380	23,113	13,490	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.03	$11.97	$10.93	$10.93	$10.81	$10.60
Value at end of period	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	46,670	38,861	22,183	10,465	4,241	93
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.28	$12.76	$11.08
Value at end of period	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$7.78	$12.16	$11.59	$10.78	$10.67	$10.39
Value at end of period	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	29,339	26,037	14,454	4,874	1,402	271
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.19	$8.12
Value at end of period	$7.81	$6.19
Number of accumulation units outstanding at end of period	0	514
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.46	$9.88
Value at end of period	$8.31	$5.46
Number of accumulation units outstanding at end of period	4,016	1,374
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$21.67	$20.57	$18.73	$16.66	$17.34	$15.69
Value at end of period	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	40,252	38,562	32,448	10,989	4,884	142

CFI 173

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.71	$9.68
Value at end of period	$9.92	$8.71
Number of accumulation units outstanding at end of period	2,405	962
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.95	$14.82	$13.49	$12.27	$10.84	$10.03
Value at end of period	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	156,731	125,482	100,471	56,291	18,307	6,069
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.66	$10.50	$10.83
Value at end of period	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	4,078	2,310	791
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.13	$16.10	$14.85	$12.52	$11.43	$9.50
Value at end of period	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	16,337	17,196	19,435	3,261	2,251	23
WANGER USA
(Funds were first received in this option during January 2005)
Value at beginning of period	$8.54	$14.28	$13.67	$12.79	$11.21
Value at end of period	$12.03	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	3,960	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.86	$13.38	$13.00	$11.12	$10.84	$10.17
Value at end of period	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	67,205	73,848	51,348	26,670	12,261	4,468

TABLE 20

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% EFFECTIVE DECEMBER 16, 2008 (Selected data for accumulation units outstanding throughout each period)

2009

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$5.60
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	11,731
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$6.87
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	14,173

CFI 174

Condensed Financial Information (continued)

2009

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.71
Value at end of period	$7.76
Number of accumulation units outstanding at end of period	98
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.92
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	3,928
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.01
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	5,848
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.50
Value at end of period	$8.26
Number of accumulation units outstanding at end of period	1,869
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.83
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.61
Value at end of period	$7.06
Number of accumulation units outstanding at end of period	82,677
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.26
Value at end of period	$6.55
Number of accumulation units outstanding at end of period	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.51
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	8,248
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$6.35
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	2,302
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.35
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	341

CFI 175

Condensed Financial Information (continued)

2009

ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.63
Value at end of period	$6.67
Number of accumulation units outstanding at end of period	5,152
ING BALANCED PORTFOLIO
Value at beginning of period	$7.15
Value at end of period	$8.45
Number of accumulation units outstanding at end of period	136,813
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.39
Value at end of period	$7.67
Number of accumulation units outstanding at end of period	58
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.83
Value at end of period	$7.61
Number of accumulation units outstanding at end of period	199
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.12
Value at end of period	$7.68
Number of accumulation units outstanding at end of period	70,759
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$5.87
Value at end of period	$8.88
Number of accumulation units outstanding at end of period	1,784
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.68
Value at end of period	$8.92
Number of accumulation units outstanding at end of period	5,145
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.12
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	89
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.12
Value at end of period	$7.77
Number of accumulation units outstanding at end of period	2,041
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.19
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	943

CFI 176

Condensed Financial Information (continued)

2009

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.06
Value at end of period	$8.19
Number of accumulation units outstanding at end of period	571
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.40
Value at end of period	$8.19
Number of accumulation units outstanding at end of period	5,867
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.11
Value at end of period	$7.89
Number of accumulation units outstanding at end of period	158,546
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$6.19
Value at end of period	$7.56
Number of accumulation units outstanding at end of period	14,310
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$6.04
Value at end of period	$7.88
Number of accumulation units outstanding at end of period	17,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$6.20
Value at end of period	$7.67
Number of accumulation units outstanding at end of period	3,691
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$9.24
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	13,615
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.99
Value at end of period	$7.56
Number of accumulation units outstanding at end of period	233
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.83
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	2,916
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.20
Value at end of period	$8.34
Number of accumulation units outstanding at end of period	4,759
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.68
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	948

CFI 177

Condensed Financial Information (continued)

2009

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.63
Value at end of period	$8.29
Number of accumulation units outstanding at end of period	42
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.11
Value at end of period	$7.69
Number of accumulation units outstanding at end of period	21,969
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.27
Value at end of period	$7.30
Number of accumulation units outstanding at end of period	11,646
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.12
Value at end of period	$6.74
Number of accumulation units outstanding at end of period	1,208
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.71
Value at end of period	$8.91
Number of accumulation units outstanding at end of period	487
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.61
Value at end of period	$8.30
Number of accumulation units outstanding at end of period	1,651
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.37
Value at end of period	$8.93
Number of accumulation units outstanding at end of period	3,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.35
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	11,278
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.88
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	37,240
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.52
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	25,469
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$6.26
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	16,198

CFI 178

Condensed Financial Information (continued)

2009

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.90
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	1,303
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.28
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	4,954
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.89
Value at end of period	$7.52
Number of accumulation units outstanding at end of period	4,280
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.57
Value at end of period	$7.87
Number of accumulation units outstanding at end of period	216
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.09
Value at end of period	$11.52
Number of accumulation units outstanding at end of period	700
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.52
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	5,057
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	1,119
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.95
Value at end of period	$8.19
Number of accumulation units outstanding at end of period	447
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	325
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.85
Number of accumulation units outstanding at end of period	419

CFI 179

Condensed Financial Information (continued)

2009

ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.34
Value at end of period	$8.24
Number of accumulation units outstanding at end of period	84
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$6.61
Value at end of period	$8.35
Number of accumulation units outstanding at end of period	1,910
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.25
Value at end of period	$8.71
Number of accumulation units outstanding at end of period	74,784
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.56
Value at end of period	$8.04
Number of accumulation units outstanding at end of period	172,291
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.26
Value at end of period	$7.79
Number of accumulation units outstanding at end of period	184,057
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.98
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	118,926
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$6.41
Value at end of period	$8.58
Number of accumulation units outstanding at end of period	56
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.30
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	20,298
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$7.64
Value at end of period	$8.92
Number of accumulation units outstanding at end of period	8,881
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$6.32
Value at end of period	$7.84
Number of accumulation units outstanding at end of period	34,652
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$6.90
Value at end of period	$8.34
Number of accumulation units outstanding at end of period	22,666

CFI 180

Condensed Financial Information (continued)

2009

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.31
Value at end of period	$9.43
Number of accumulation units outstanding at end of period	5,989
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.78
Value at end of period	$8.05
Number of accumulation units outstanding at end of period	65,801
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.41
Value at end of period	$7.74
Number of accumulation units outstanding at end of period	11,583
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.87
Value at end of period	$8.00
Number of accumulation units outstanding at end of period	39,602
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.40
Value at end of period	$8.30
Number of accumulation units outstanding at end of period	1,396
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.35
Value at end of period	$7.76
Number of accumulation units outstanding at end of period	123
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.91
Value at end of period	$8.23
Number of accumulation units outstanding at end of period	32,086
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.23
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	80
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.95
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	17,310
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.14
Value at end of period	$7.71
Number of accumulation units outstanding at end of period	1,507

CFI 181

Condensed Financial Information (continued)

2009

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.56
Value at end of period	$9.12
Number of accumulation units outstanding at end of period	75,093
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.47
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	548
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.11
Value at end of period	$8.02
Number of accumulation units outstanding at end of period	220
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$6.37
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	7,377
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$5.73
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	1,614
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.42
Value at end of period	$9.22
Number of accumulation units outstanding at end of period	9,477
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.05
Value at end of period	$7.98
Number of accumulation units outstanding at end of period	3,428
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.05
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	1,527
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.43
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	919
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$4.36
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	2,032

CFI 182

Condensed Financial Information (continued)

2009

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.49
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	6,036
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.61
Value at end of period	$8.36
Number of accumulation units outstanding at end of period	855
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.72
Value at end of period	$12.50
Number of accumulation units outstanding at end of period	4,690
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.75
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	22
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.12
Value at end of period	$7.89
Number of accumulation units outstanding at end of period	51,394
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$4.77
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$4.99
Value at end of period	$7.93
Number of accumulation units outstanding at end of period	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.98
Value at end of period	$8.23
Number of accumulation units outstanding at end of period	353
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.58
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	5,578

CFI 183

Condensed Financial Information (continued)

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.90
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	4,526
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162	$13.781
Value at end of period	$8.07	$6.73	$11.82	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162
Number of accumulation units outstanding at end of period	169,400	162,909	249,517	185,633	117,499	76,699	91,829	78,026	77,645	47,485
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937	$11.74
Value at end of period	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937
Number of accumulation units outstanding at end of period	237,934	215,266	302,278	196,001	133,038	120,404	151,077	136,853	137,710	95,583
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.11
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	1,120
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.02
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	18,888
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.41
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.02
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	23,654
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.76	$9.31
Value at end of period	$7.98	$5.76
Number of accumulation units outstanding at end of period	10,664	1,182
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.16
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	339

CFI 184

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964	$16.636
Value at end of period	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964
Number of accumulation units outstanding at end of period	110,585	117,437	178,681	91,516	110,974	52,199	81,001	77,039	74,268	68,102
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.09	$8.97
Value at end of period	$7.98	$6.09
Number of accumulation units outstanding at end of period	4,624	1,682
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.51	$19.55	$16.60	$13.76	$11.47	$9.99
Value at end of period	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	548,200	450,089	402,398	148,502	65,346	29,104
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556	$10.967
Value at end of period	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556
Number of accumulation units outstanding at end of period	113,857	105,233	144,947	59,348	72,797	48,298	23,843	23,312	15,173
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265	$21.908
Value at end of period	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265
Number of accumulation units outstanding at end of period	1,150,736	4,412,465	4,751,978	3,947,272	3,733,726	771,059	733,980	639,593	545,557	427,085
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172	$15.989
Value at end of period	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172
Number of accumulation units outstanding at end of period	686,820	721,774	1,062,228	692,977	697,110	568,436	534,835	463,075	409,962	306,174
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023	$23.84
Value at end of period	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023
Number of accumulation units outstanding at end of period	631,481	635,450	1,024,423	647,439	831,960	707,614	829,140	811,549	756,416	573,111
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898	$18.593
Value at end of period	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898
Number of accumulation units outstanding at end of period	61,282	66,559	188,634	131,284	121,639	91,364	48,527	29,735	24,429	25,964
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2001)
Value at beginning of period	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307	$10.307
Value at end of period	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307
Number of accumulation units outstanding at end of period	189,715	156,837	167,236	92,784	152,127	113,358	71,086	39,468	237
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.11	$10.08
Value at end of period	$8.07	$6.11
Number of accumulation units outstanding at end of period	160,449	49,533
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$10.05
Value at end of period	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	26,670	1,194,534	1,075,558	1,090,948	1,082,078	35,545	13,130	1,360

CFI 185

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.02	$19.75	$17.12	$13.38	$11.71	$9.85
Value at end of period	$13.13	$11.02	$19.75	$17.12	$13.38	$11.71
Number of accumulation units outstanding at end of period	112,019	103,801	115,858	29,032	20,784	6,606
ING BALANCED PORTFOLIO
Value at beginning of period	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981	$17.24
Value at end of period	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981
Number of accumulation units outstanding at end of period	553,155	834,263	1,175,116	643,741	667,243	349,405	485,183	485,662	627,674	592,454
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.37	$10.91	$10.11	$9.20
Value at end of period	$8.47	$6.37	$10.91	$10.11
Number of accumulation units outstanding at end of period	7,141	4,105	6,421	2,732
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70	$9.84
Value at end of period	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.70
Number of accumulation units outstanding at end of period	148,266	1,047,522	1,137,369	1,130,536	1,132,614	56,330	20,763	4,066
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.32	$10.44	$10.69
Value at end of period	$8.17	$6.32	$10.44
Number of accumulation units outstanding at end of period	336,255	326,604	633,420
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84	$9.735
Value at end of period	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84
Number of accumulation units outstanding at end of period	289,015	273,112	436,326	327,408	377,882	356,885	413,691	180,750	126,033	55,835
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.89	$6.71
Number of accumulation units outstanding at end of period	160,570	135,153
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.12	$10.04	$12.32	$10.02
Value at end of period	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	128,570	87,635	85,159	36,388
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.72	$10.29	$10.09	$9.19
Value at end of period	$8.30	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	7,321	2,275	5,823	28
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94	$10.95
Value at end of period	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$11.94
Number of accumulation units outstanding at end of period	38,406	30,188	38,922	19,911	14,936	19,333	14,233	451

CFI 186

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.62	$13.62	$12.67	$11.23	$10.29
Value at end of period	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	41,979	24,790	22,099	12,324	4,286
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.98	$14.89	$13.13	$11.85	$10.26
Value at end of period	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	90,157	56,934	46,107	26,450	9,186
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.89	$13.51	$9.69
Value at end of period	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	459,391	438,296	447,397
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166	$19.464
Value at end of period	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166
Number of accumulation units outstanding at end of period	1,839,332	2,037,144	2,818,397	1,400,434	1,962,636	1,979,763	2,504,149	2,717,004	3,054,662	3,034,488
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885	$23.273
Value at end of period	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885
Number of accumulation units outstanding at end of period	568,955	620,994	855,618	597,206	749,446	623,073	676,178	583,692	520,590	364,048
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519
Value at end of period	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87
Number of accumulation units outstanding at end of period	487,393	1,877,948	2,087,844	1,799,491	1,854,855	402,880	334,282	265,296	156,767	67,543
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694
Value at end of period	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545
Number of accumulation units outstanding at end of period	280,673	301,783	382,587	241,472	285,564	241,959	191,912	168,927	58,078	16,219
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889	$11.867
Value at end of period	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889
Number of accumulation units outstanding at end of period	604,395	2,994,466	2,974,277	1,814,045	1,084,691	526,519	506,342	526,766	471,125	339,119
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.93	$9.20
Value at end of period	$7.51	$5.93
Number of accumulation units outstanding at end of period	138,315	564
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555	$9.555
Value at end of period	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555
Number of accumulation units outstanding at end of period	102,122	3,508,368	3,676,407	3,106,128	2,394,887	66,697	50,505	21,576	3,903
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.76	$10.25
Value at end of period	$7.78	$5.76
Number of accumulation units outstanding at end of period	22,040	3,894

CFI 187

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.96	$24.78	$18.07	$13.43	$10.14
Value at end of period	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	83,699	74,366	109,778	29,475	6,921
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.64
Value at end of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	115,804	77,267	91,115	59,140	58,226	34,196	17,547	3,891
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.83	$12.73	$13.08	$11.32	$10.65
Value at end of period	$11.14	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	44,773	13,020	12,579	3,640	197
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.73	$11.17	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46	$19.08
Value at end of period	$8.82	$6.73	$11.17	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46
Number of accumulation units outstanding at end of period	426,291	456,027	672,774	470,102	588,486	498,958	556,545	600,762	610,352	526,040
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.04	$11.18	$10.81	$9.53
Value at end of period	$8.30	$7.04	$11.18	$10.81
Number of accumulation units outstanding at end of period	565,944	603,800	839,582	1,001
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.42	$6.58
Number of accumulation units outstanding at end of period	56,909	57,858
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.46	$10.20
Value at end of period	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	37,990	31,614	37,301	10,929	651
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97	$11.21
Value at end of period	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97
Number of accumulation units outstanding at end of period	167,344	107,237	146,291	110,953	122,826	72,199	16,439
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.53	$18.69	$14.81	$11.43	$10.75
Value at end of period	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	124,272	110,758	147,063	20,426	9,214
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458	$9.458
Value at end of period	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458
Number of accumulation units outstanding at end of period	62,179	62,519	59,687	33,121	38,695	36,782	14,926	1,685	1,007
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303	$11.675
Value at end of period	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303
Number of accumulation units outstanding at end of period	815,873	3,316,496	2,504,027	1,307,563	971,457	410,423	599,767	598,539	907,363	453,479

CFI 188

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.52	$15.02	$13.65	$12.17	$10.13
Value at end of period	$11.78	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,783,716	1,893,045	2,768,200	1,776,077	1,911,047
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.82	$11.73	$10.78	$10.14	$10.00
Value at end of period	$11.70	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	532,418	530,219	759,653	449,205	502,892
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.60	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.00	$19.085
Value at end of period	$16.65	$14.60	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834
Number of accumulation units outstanding at end of period	221,643	142,466	181,885	124,340	198,016	149,674	183,355	165,695	131,375	49,813
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.86	$11.55	$11.33	$10.50	$10.30
Value at end of period	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	39,078	16,990	24,096	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.17
Value at end of period	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	560,537	379,649	391,018	259,805	280,724	222,087	185,400	64,232
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.34	$9.16	$9.38
Value at end of period	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	646,775	640,957	729,986
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.32	$11.29	$10.82	$9.57
Value at end of period	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	72,682	63,777	69,515	2,367
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.79	$11.14	$10.60	$9.89
Value at end of period	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	68,839	31,966	31,112	2,268
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.39	$11.12	$10.62	$9.75
Value at end of period	$9.18	$7.39	$11.12	$10.62
Number of accumulation units outstanding at end of period	240,595	221,747	300,906	115
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	17,574
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.64	$9.38
Value at end of period	$8.14	$6.64
Number of accumulation units outstanding at end of period	51,257	2,112

CFI 189

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	8,095
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	14,537
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.93	$10.07
Value at end of period	$8.23	$5.93
Number of accumulation units outstanding at end of period	12,373	8,928
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.96	$10.22
Value at end of period	$8.73	$6.96
Number of accumulation units outstanding at end of period	7,676	7,368
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958	$8.958
Value at end of period	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958
Number of accumulation units outstanding at end of period	66,416	51,117	58,940	14,035	14,873	10,741	22,817	5,218	1,639
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762
Value at end of period	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777
Number of accumulation units outstanding at end of period	161,075	159,680	201,172	117,019	140,177	138,534	185,488	154,146	133,977	75,787
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.82	$12.17	$11.74	$10.70	$10.30
Value at end of period	$10.68	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	291,959	165,606	150,470	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.28	$12.63	$12.19	$10.93	$10.31
Value at end of period	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	423,806	257,129	226,104	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.16	$13.08	$12.54	$11.09	$10.17
Value at end of period	$10.37	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	259,975	155,507	178,984	98,929	43,512
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.04	$13.49	$12.88	$11.30	$10.40
Value at end of period	$10.34	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	223,054	129,545	95,846	40,245	13,599
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.65	$9.57
Value at end of period	$9.12	$7.65
Number of accumulation units outstanding at end of period	613	18
CFI 190

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.93	$7.12
Value at end of period	$8.53	$6.93
Number of accumulation units outstanding at end of period	5,444	2,050
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.45	$11.44	$10.98	$10.32	$10.19
Value at end of period	$10.97	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	52,353	20,664	48,339	2,825	3,151
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$7.06
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	1,054
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43	$13.899
Value at end of period	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43
Number of accumulation units outstanding at end of period	85,628	93,026	96,446	72,182	64,880	46,656	44,192	31,712	32,433	29,661
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688	$15.944
Value at end of period	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688
Number of accumulation units outstanding at end of period	155,921	137,773	172,905	114,465	115,381	92,192	87,532	64,758	63,532	61,884
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788	$14.867
Value at end of period	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788
Number of accumulation units outstanding at end of period	154,712	149,655	195,630	139,534	143,496	75,783	78,121	48,154	54,306	59,724
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.24	$12.86	$12.44	$10.95	$10.16
Value at end of period	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	743,343	478,584	406,760	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.60	$13.95	$12.02	$11.48	$9.89
Value at end of period	$11.03	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	915,364	971,117	1,639,397	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95	$10.73
Value at end of period	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95
Number of accumulation units outstanding at end of period	137,155	4,028,893	3,423,229	2,884,290	1,942,379	47,173	3,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219	$20.418
Value at end of period	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219
Number of accumulation units outstanding at end of period	387,445	774,473	1,050,005	779,166	944,865	366,063	380,043	329,144	353,929	310,665
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.24	$6.30
Number of accumulation units outstanding at end of period	323,241	378,455

CFI 191

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.72	$11.24	$11.08	$9.72
Value at end of period	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	45,805	35,988	29,564	8,137
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561	$23.087
Value at end of period	$16.69	$11.64	$19.50	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561
Number of accumulation units outstanding at end of period	148,286	165,117	267,336	170,795	215,617	171,617	234,751	251,887	248,057	214,279
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.21	$9.79
Value at end of period	$10.70	$10.21
Number of accumulation units outstanding at end of period	9,146	1,848
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361	$13.064
Value at end of period	$9.73	$7.45	$12.49	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361
Number of accumulation units outstanding at end of period	287,225	324,279	481,970	286,179	313,718	251,554	284,369	339,751	352,288	344,610
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32	$9.53
Value at end of period	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	128,229	114,381	253,925	215,373	177,805	67,854	33,092	6,264
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.65	$12.27	$12.40	$11.10	$10.16
Value at end of period	$11.73	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	994,240	954,044	1,488,393	848,718	887,069
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.67	$12.92	$12.71	$11.07	$10.48
Value at end of period	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	68,250	60,709	54,252	21,749	12,180
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.69	$10.05	$10.53	$9.75
Value at end of period	$8.62	$6.69	$10.05	$10.53
Number of accumulation units outstanding at end of period	7,047	3,549	2,090	1,256
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724	$22.431
Value at end of period	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724
Number of accumulation units outstanding at end of period	101	102	424	33	91	360,479	529,490	490,513	453,463	336,661
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284	$31.514
Value at end of period	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284
Number of accumulation units outstanding at end of period	237	152	201	93	145	734,813	1,055,673	1,127,432	1,103,526	910,896
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.34	$19.37	$18.51	$17.69	$17.51	$17.00	$16.14	$14.745	$13.817	$13.127
Value at end of period	$22.81	$20.34	$19.37		$17.69	$17.51	$17.00	$16.14	$14.745	$13.817
Number of accumulation units outstanding at end of period	24	21	147		21	146,979	165,590	168,750	111,627	58,110
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907	$28.619
Value at end of period	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907
Number of accumulation units outstanding at end of period	77	67	205	51	51	596,642	827,666	955,823	992,482	858,504

CFI 192

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.33	$8.75	$10.32
Value at end of period	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	5,578	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.16	$9.12
Value at end of period	$9.12	$7.16
Number of accumulation units outstanding at end of period	14,221	1,035
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354	$9.354
Value at end of period	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354
Number of accumulation units outstanding at end of period	272,007	1,641,822	2,034,924	1,878,475	2,016,006	136,721	79,608	41,715	10,694
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.89	$11.39	$10.72	$9.17
Value at end of period	$8.90	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	30,140	27,716	22,405	9,478
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.49	$17.04	$14.84	$12.50	$11.34	$10.10
Value at end of period	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	232,590	147,639	124,507	40,699	32,425	17,217
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$34.54	$67.10	$50.61	$40.81	$29.17	$20.52
Value at end of period	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	171,985	149,476	174,636	57,800	54,578	16,282
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.06	$13.09	$13.38	$11.75	$10.23
Value at end of period	$10.96	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	42,136	30,484	29,331	6,923	1,097
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.28	$16.81	$15.71
Value at end of period	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	29	25	187
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.11	$13.28	$12.25	$11.17	$10.70	$9.68
Value at end of period	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	246,057	239,657	233,498	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.00	$11.95	$10.91	$10.93	$10.80	$10.24
Value at end of period	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	288,203	258,944	178,686	64,562	68,440	21,653

CFI 193

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.28	$12.76	$10.43
Value at end of period	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$7.76	$12.14	$11.58	$10.77	$10.67	$9.82
Value at end of period	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	90,536	85,880	102,400	22,005	18,325	8,526
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.18	$8.99
Value at end of period	$7.80	$6.18
Number of accumulation units outstanding at end of period	18,922	12,592
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.46	$8.94
Value at end of period	$8.31	$5.46
Number of accumulation units outstanding at end of period	25,038	3,508
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.51	$13.78	$12.55	$11.17	$11.63	$10.05
Value at end of period	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	588,105	415,129	349,900	74,255	48,350	14,153
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.71	$9.99
Value at end of period	$9.91	$8.71
Number of accumulation units outstanding at end of period	54,367	12,918
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.93	$14.80	$13.47	$12.26	$10.84	$9.78
Value at end of period	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	866,848	685,933	629,297	180,282	149,623	65,090
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.66	$10.50	$10.05
Value at end of period	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	51,832	25,579	18,701
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.11	$16.07	$14.83	$12.51	$11.43	$10.06
Value at end of period	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	206,584	166,318	169,924	29,182	20,440	9,284
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.52	$14.25	$13.66	$12.78	$11.60	$10.12
Value at end of period	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	57,776	59,083	72,113	18,943	19,924	10,661

CFI 194

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.84	$13.36	$12.98	$11.11	$10.84	$9.82
Value at end of period	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	388,051	317,989	401,176	107,251	106,749	39,518

TABLE 22

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152	$13.777
Value at end of period	$8.03	$6.70	$11.77	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152
Number of accumulation units outstanding at end of period	197,204	208,692	243,934	289,200	157,217	201,849	245,971	204,565	191,702	150,953
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928	$11.736
Value at end of period	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928
Number of accumulation units outstanding at end of period	473,052	481,591	544,774	590,773	443,508	632,275	932,379	866,972	860,279	549,569
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.97
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	15,707
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.74
Value at end of period	$9.61
Number of accumulation units outstanding at end of period	157,239
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$8.13
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	207,888
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$23.62	$36.60	$37.17	$33.60
Value at end of period	$27.50	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	298	280	164	18
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.13
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	117,956
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.76	$10.37
Value at end of period	$7.96	$5.76
Number of accumulation units outstanding at end of period	50,777	9,978

CFI 195

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.43
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	992
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927	$16.606
Value at end of period	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927
Number of accumulation units outstanding at end of period	297,680	274,306	296,590	404,870	385,129	409,056	381,327	322,872	297,805	171,211
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.09	$10.27
Value at end of period	$7.97	$6.09
Number of accumulation units outstanding at end of period	57,737	44,364
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.48	$19.51	$16.58	$13.75	$11.47	$9.60
Value at end of period	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	3,019,894	2,509,419	2,562,446	1,748,284	1,007,889	362,008
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.86	$22.00	$24.17	$20.11	$18.39	$15.49
Value at end of period	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	607,006	555,936	687,600	652,957	527,542	322,471
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218	$21.868
Value at end of period	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218
Number of accumulation units outstanding at end of period	3,764,165	3,541,960	3,808,007	3,678,668	3,216,567	4,557,463	4,661,112	3,146,947	2,242,467	1,562,971
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132	$15.96
Value at end of period	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132
Number of accumulation units outstanding at end of period	1,395,516	1,319,771	1,406,150	1,481,556	1,483,670	1,606,502	1,440,035	1,094,669	743,883	295,866
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974	$23.797
Value at end of period	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974
Number of accumulation units outstanding at end of period	1,827,870	1,795,844	1,901,930	2,034,215	2,208,212	2,761,409	2,905,115	2,375,321	1,960,651	1,259,926
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864	$18.559
Value at end of period	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864
Number of accumulation units outstanding at end of period	135,526	136,696	162,784	137,900	159,581	193,880	226,727	88,737	80,176	44,396
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26	$11.53
Value at end of period	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11	$9.26
Number of accumulation units outstanding at end of period	770,867	708,476	746,694	739,499	678,628	602,592	325,065	221,101
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.21
Value at end of period	$8.06	$6.11
Number of accumulation units outstanding at end of period	501,928	172,816

CFI 196

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10	$10.12
Value at end of period	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86	$8.10
Number of accumulation units outstanding at end of period	278,723	186,081	186,273	203,041	212,012	1,020,332	69,708	16,450
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.00	$19.71	$17.09	$13.36	$11.70	$9.66
Value at end of period	$13.09	$11.00	$19.71	$17.09	$13.36	$11.70
Number of accumulation units outstanding at end of period	598,064	599,153	653,720	419,853	121,727	25,373
ING BALANCED PORTFOLIO
Value at beginning of period	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942	$17.208
Value at end of period	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942
Number of accumulation units outstanding at end of period	1,132,032	1,221,727	1,524,448	2,196,237	2,530,075	3,044,880	3,294,262	3,100,422	3,179,029	2,074,748
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.36	$10.90	$10.11	$9.15
Value at end of period	$8.46	$6.36	$10.90	$10.11
Number of accumulation units outstanding at end of period	17,098	12,399	19,989	6,823
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70	$9.98
Value at end of period	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$8.70
Number of accumulation units outstanding at end of period	631,247	554,433	628,758	546,080	492,195	1,200,900	142,764	24,110
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.31	$10.44	$10.69
Value at end of period	$8.16	$6.31	$10.44
Number of accumulation units outstanding at end of period	925,793	917,951	989,041
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838	$9.995
Value at end of period	$4.55	$3.01	$5.04	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838
Number of accumulation units outstanding at end of period	1,051,242	875,161	1,227,470	1,025,967	1,101,730	1,274,404	1,703,628	1,313,922	881,480	490,482
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.88	$6.71
Number of accumulation units outstanding at end of period	932,710	874,548
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.11	$10.03	$12.32	$10.15
Value at end of period	$8.22	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	712,985	554,232	377,822	178,149
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.71	$10.28	$10.08	$9.24
Value at end of period	$8.28	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	19,341	22,550	13,923	160

CFI 197

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93	$14.25
Value at end of period	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62	$11.93
Number of accumulation units outstanding at end of period	98,159	84,262	66,258	50,616	53,097	92,648	104,198	2,734
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.61	$13.60	$12.66	$11.22	$10.25
Value at end of period	$11.42	$9.61	$13.60	$12.66	$11.22
Number of accumulation units outstanding at end of period	143,977	118,802	69,439	62,966	29,858
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.96	$14.87	$13.12	$11.84	$10.51
Value at end of period	$12.35	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	811,140	569,771	288,484	255,630	65,896
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.88	$13.50	$9.68
Value at end of period	$10.73	$7.88	$13.50
Number of accumulation units outstanding at end of period	1,212,149	1,063,665	975,672
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127	$19.429
Value at end of period	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127
Number of accumulation units outstanding at end of period	3,375,353	3,711,290	4,688,558	7,001,728	7,617,503	8,778,509	11,175,837	12,235,332	13,342,021	10,368,984
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841	$23.235
Value at end of period	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841
Number of accumulation units outstanding at end of period	2,739,321	2,687,577	3,132,136	3,772,712	3,945,184	4,222,763	4,324,534	3,570,363	2,957,522	1,994,038
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851	$12.508
Value at end of period	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851
Number of accumulation units outstanding at end of period	1,651,797	1,636,315	1,875,734	2,003,739	1,970,343	2,898,090	1,475,862	1,116,834	543,328	174,355
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531	$9.686
Value at end of period	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531
Number of accumulation units outstanding at end of period	1,051,625	985,346	1,119,154	1,223,100	1,138,703	1,031,397	729,175	541,390	180,346	70,028
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859	$11.846
Value at end of period	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859
Number of accumulation units outstanding at end of period	1,623,258	1,700,056	2,009,478	2,187,159	2,133,801	2,467,064	2,524,137	2,737,925	2,285,456	1,038,668
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.93	$9.40
Value at end of period	$7.50	$5.93
Number of accumulation units outstanding at end of period	351,572	4,697
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553	$8.701
Value at end of period	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553
Number of accumulation units outstanding at end of period	669,777	587,996	580,800	463,297	425,158	2,256,853	1,757,394	951,177	131,898

CFI 198

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.76	$10.95
Value at end of period	$7.77	$5.76
Number of accumulation units outstanding at end of period	82,837	20,974
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.94	$24.75	$18.05	$13.43	$10.70
Value at end of period	$20.28	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	219,825	206,597	231,591	195,945	63,578
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18	$9.95
Value at end of period	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82	$9.18
Number of accumulation units outstanding at end of period	303,115	296,735	390,468	296,418	233,128	157,368	52,794	19,851
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.82	$12.71	$13.06	$11.31	$11.06
Value at end of period	$11.12	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	34,156	33,115	26,743	17,726	2,084
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.68	$11.11	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429	$19.045
Value at end of period	$8.76	$6.68	$11.11	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429
Number of accumulation units outstanding at end of period	1,246,721	1,290,937	1,548,930	2,250,202	2,364,927	2,680,860	3,231,773	2,780,749	2,960,170	2,470,780
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.03	$11.17	$10.81	$10.15
Value at end of period	$8.29	$7.03	$11.17	$10.81
Number of accumulation units outstanding at end of period	1,655,045	1,647,463	2,143,014	8,144
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.42	$6.58
Number of accumulation units outstanding at end of period	100,149	82,531
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.12	$18.25	$15.29	$12.45	$10.20
Value at end of period	$12.43	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	122,393	118,675	121,844	81,656	20,562
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97	$10.98
Value at end of period	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97
Number of accumulation units outstanding at end of period	258,077	243,050	353,871	383,790	674,915	570,445	184,120
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.51	$18.66	$14.80	$11.43	$10.06
Value at end of period	$15.13	$11.51	$18.66	$14.80	$11.43
Number of accumulation units outstanding at end of period	503,237	408,125	306,151	139,896	14,971
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94	$8.96
Value at end of period	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39	$6.94
Number of accumulation units outstanding at end of period	149,841	121,057	83,259	46,790	44,498	48,116	61,161	3,829

CFI 199

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274	$11.654
Value at end of period	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274
Number of accumulation units outstanding at end of period	3,839,351	4,585,229	3,818,074	2,584,991	1,474,751	1,795,249	2,350,678	2,493,907	2,364,040	1,864,850
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.86	$15.00	$14.21	$12.27	$10.01
Value at end of period	$12.25	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	4,708,925	4,895,755	6,330,355	7,226,258	7,940,404
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.80	$11.71	$10.88	$10.16	$9.85
Value at end of period	$11.80	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,438,469	1,398,547	1,353,515	1,245,768	1,262,918
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.52	$22.78	$22.33	$19.44	$18.35	$16.82	$13.64	$18.607	$20.795	$19.059
Value at end of period	$16.54	$14.52	$22.78	$22.33	$19.44	$18.35	$16.82	$13.64	$18.607	$20.795
Number of accumulation units outstanding at end of period	642,547	351,469	440,263	623,918	625,495	798,183	2,184,378	1,923,928	840,710	129,862
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.85	$11.53	$11.33	$10.50	$10.29
Value at end of period	$13.08	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	113,042	50,114	57,290	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73	$10.01
Value at end of period	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06	$10.73
Number of accumulation units outstanding at end of period	1,618,248	904,321	696,590	622,698	505,323	396,237	415,622	190,942
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.33	$9.15	$9.37
Value at end of period	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,001,481	2,802,649	3,096,950
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.31	$11.28	$10.81	$9.50
Value at end of period	$9.01	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	85,906	83,534	102,304	30,878
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.78	$11.13	$10.59	$10.00
Value at end of period	$12.87	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	137,395	60,170	70,355	18,525
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.38	$11.11	$10.62	$10.05
Value at end of period	$9.16	$7.38	$11.11	$10.62
Number of accumulation units outstanding at end of period	1,509,166	1,420,081	1,488,087	7,034
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	20,615

CFI 200

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.64	$9.82
Value at end of period	$8.13	$6.64
Number of accumulation units outstanding at end of period	152,020	6,921
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	22,512
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	27,968
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.92	$10.34
Value at end of period	$8.22	$5.92
Number of accumulation units outstanding at end of period	61,223	6,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.96	$10.05
Value at end of period	$8.72	$6.96
Number of accumulation units outstanding at end of period	55,268	12,287
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956	$8.622
Value at end of period	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956
Number of accumulation units outstanding at end of period	256,579	197,318	149,833	112,478	97,859	86,221	93,414	7,498	51
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742	$17.737
Value at end of period	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742
Number of accumulation units outstanding at end of period	622,413	590,550	648,029	892,199	856,723	980,499	1,108,004	918,004	798,138	569,784
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.80	$12.15	$11.73	$10.70	$10.34
Value at end of period	$10.66	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	243,064	162,349	84,834	25,146	292
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.26	$12.62	$12.18	$10.93	$10.60
Value at end of period	$10.29	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	420,890	214,323	150,320	55,398	9,513
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.14	$13.06	$12.53	$11.09	$10.69
Value at end of period	$10.35	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	407,307	282,299	143,180	37,687	3,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.02	$13.47	$12.87	$11.29	$10.84
Value at end of period	$10.31	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	280,819	165,753	113,691	66,361	4,412

CFI 201

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.65	$9.43
Value at end of period	$9.11	$7.65
Number of accumulation units outstanding at end of period	16,404	21,087
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.93	$9.23
Value at end of period	$8.52	$6.93
Number of accumulation units outstanding at end of period	2,058	1,119
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.43	$11.43	$10.97	$10.32	$10.19
Value at end of period	$10.94	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	76,015	64,790	32,055	8,772	671
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.44	$13.55	$13.00	$12.52
Value at end of period	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	1,777	677	161	24
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397	$13.874
Value at end of period	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397
Number of accumulation units outstanding at end of period	258,448	268,083	297,742	316,489	304,390	283,422	276,553	274,079	280,328	188,329
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652	$15.915
Value at end of period	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652
Number of accumulation units outstanding at end of period	416,480	412,934	486,642	596,800	569,316	540,416	514,284	476,634	489,144	409,441
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754	$14.84
Value at end of period	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754
Number of accumulation units outstanding at end of period	216,269	243,241	284,307	534,641	305,631	263,767	256,283	213,471	195,525	135,911
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.22	$12.85	$12.43	$10.95	$10.27
Value at end of period	$12.16	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	3,840,472	3,247,292	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.84	$13.48	$12.01	$11.15	$9.93
Value at end of period	$11.36	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	2,362,841	2,328,633	2,600,164	3,007,899	3,188,814
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95	$10.91
Value at end of period	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95
Number of accumulation units outstanding at end of period	435,884	311,881	299,385	274,172	190,861	1,217,762	15,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172	$20.381
Value at end of period	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172
Number of accumulation units outstanding at end of period	918,354	877,473	941,944	1,002,606	1,030,019	1,814,593	1,232,989	976,385	853,648	537,292

CFI 202

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,174,934	1,233,294
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.71	$11.23	$11.08	$10.21
Value at end of period	$8.78	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	47,978	38,955	33,966	21,588
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512	$23.045
Value at end of period	$16.58	$11.56	$19.39	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512
Number of accumulation units outstanding at end of period	662,227	596,197	677,430	905,679	975,622	1,163,385	1,368,664	1,214,496	1,201,445	862,760
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.20	$9.87
Value at end of period	$10.69	$10.20
Number of accumulation units outstanding at end of period	76,709	50,549
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332	$13.04
Value at end of period	$9.66	$7.41	$12.42	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332
Number of accumulation units outstanding at end of period	422,603	457,400	562,838	839,608	841,153	924,555	1,074,705	1,046,671	1,231,653	886,127
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32	$10.23
Value at end of period	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68	$8.32
Number of accumulation units outstanding at end of period	617,334	626,096	1,286,423	1,327,634	1,379,961	1,224,023	660,398	301,752
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.63	$12.25	$12.39	$11.41	$9.98
Value at end of period	$11.70	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,597,190	2,829,579	3,507,975	3,718,204	3,397,749
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.66	$12.90	$12.70	$11.06	$10.68
Value at end of period	$10.62	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	399,045	314,225	302,905	266,046	192,987
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.68	$10.04	$10.53	$9.67
Value at end of period	$8.61	$6.68	$10.04	$10.53
Number of accumulation units outstanding at end of period	5,882	8,812	9,732	10,983
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674	$22.39
Value at end of period	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674
Number of accumulation units outstanding at end of period	227	838	908	1,226	1,191	1,730,560	2,462,110	2,411,351	1,820,730	1,132,981
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235	$31.457
Value at end of period	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235
Number of accumulation units outstanding at end of period	9	603	651	362	330	2,758,953	3,676,655	3,607,318	3,633,557	2,444,196

CFI 203

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785	$13.104
Value at end of period	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785
Number of accumulation units outstanding at end of period	169	497	548	513	481	591,158	835,934	801,606	622,609	435,195
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852	$28.567
Value at end of period	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852
Number of accumulation units outstanding at end of period	253	896	1,178	724	697	2,030,795	3,013,889	3,404,028	3,691,115	3,118,616
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.33	$8.75	$10.24
Value at end of period	$7.29	$5.33	$8.75
Number of accumulation units outstanding at end of period	12,203	6,137	51
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.13
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	117
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.16	$9.38
Value at end of period	$9.11	$7.16
Number of accumulation units outstanding at end of period	43,932	3,939
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352	$8.963
Value at end of period	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352
Number of accumulation units outstanding at end of period	982,771	999,731	1,219,708	1,192,809	1,210,233	2,256,746	476,178	186,527	55
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.88	$11.38	$10.71	$9.71
Value at end of period	$8.88	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	71,252	48,301	37,013	7,870
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.47	$17.01	$14.82	$12.49	$11.34	$9.69
Value at end of period	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	592,610	562,865	414,798	330,652	260,861	117,405
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$34.40	$66.86	$50.45	$40.70	$29.11	$20.48
Value at end of period	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	624,578	507,978	456,698	441,136	363,643	126,958
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.05	$13.08	$13.37	$11.74	$10.85
Value at end of period	$10.93	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	135,726	104,048	87,838	38,102	10,297
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51	$9.26
Value at end of period	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51
Number of accumulation units outstanding at end of period	1,221,039	1,039,841	1,112,254	1,100,688	806,137	336,606	1,383

CFI 204

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.97	$11.93	$10.90	$10.92	$10.80	$10.03
Value at end of period	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	2,286,826	1,714,640	866,018	772,132	765,440	390,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.28	$12.75	$10.24
Value at end of period	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	498,946	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$7.75	$12.11	$11.56	$10.76	$10.66	$9.73
Value at end of period	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	631,049	589,305	618,846	468,954	270,642	171,706
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.18	$8.64
Value at end of period	$7.79	$6.18
Number of accumulation units outstanding at end of period	31,964	25,313
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.46	$10.17
Value at end of period	$8.30	$5.46
Number of accumulation units outstanding at end of period	85,579	36,361
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.47	$13.75	$12.53	$11.16	$11.63	$9.90
Value at end of period	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	2,191,368	1,839,213	1,807,197	853,274	386,507	186,462
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.71	$9.97
Value at end of period	$9.91	$8.71
Number of accumulation units outstanding at end of period	126,048	40,459
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.91	$14.77	$13.45	$12.25	$10.83	$9.65
Value at end of period	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	4,122,457	3,497,301	3,695,079	3,009,516	2,248,400	1,026,654
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.65	$10.50	$10.12
Value at end of period	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	338,140	237,477	309,588
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.09	$16.04	$14.81	$12.50	$11.43	$10.08
Value at end of period	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	932,387	736,136	865,789	429,155	181,406	68,515

CFI 205

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.50	$14.23	$13.64	$12.77	$11.59	$9.82
Value at end of period	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	612,093	495,854	393,115	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.82	$13.33	$12.96	$11.10	$10.83	$9.79
Value at end of period	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	1,150,809	1,086,017	1,229,889	1,219,007	1,100,846	649,315

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.46
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	0
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142	$13.772
Value at end of period	$7.99	$6.67	$11.72	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142
Number of accumulation units outstanding at end of period	28,511	31,257	53,911	63,038	26,124	30,727	17,248	13,023	9,774	4,566
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92	$11.732
Value at end of period	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92
Number of accumulation units outstanding at end of period	64,029	86,234	115,519	127,347	91,074	106,782	73,242	71,918	63,881	31,267
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.22
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	276
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.61
Value at end of period	$9.61
Number of accumulation units outstanding at end of period	217
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.14
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,792
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.75	$9.02
Value at end of period	$7.95	$5.75
Number of accumulation units outstanding at end of period	779	166

CFI 206

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.15
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	7
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89	$16.576
Value at end of period	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89
Number of accumulation units outstanding at end of period	9,009	12,996	28,402	41,874	41,601	39,361	31,600	27,892	25,366	36,607
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.88
Value at end of period	$7.97
Number of accumulation units outstanding at end of period	23
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.46	$19.48	$16.56	$13.73	$11.47	$9.97
Value at end of period	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	56,875	66,850	146,947	93,961	37,430	11,698
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.80	$21.91	$24.10	$20.06	$18.35	$16.08
Value at end of period	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	19,065	34,945	37,092	45,659	31,828	12,774
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171	$21.828
Value at end of period	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171
Number of accumulation units outstanding at end of period	166,720	219,261	341,656	396,001	381,525	338,622	219,719	197,285	167,705	141,388
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092	$15.931
Value at end of period	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092
Number of accumulation units outstanding at end of period	85,701	125,299	262,429	258,167	239,650	229,307	156,688	129,243	109,946	60,783
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926	$23.754
Value at end of period	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926
Number of accumulation units outstanding at end of period	60,361	104,016	302,333	367,212	358,147	395,236	284,568	236,099	223,900	122,517
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83	$18.525
Value at end of period	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83
Number of accumulation units outstanding at end of period	10,238	13,669	20,550	32,815	25,154	29,916	23,146	11,310	10,958	7,533
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25	$11.49
Value at end of period	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09	$9.25
Number of accumulation units outstanding at end of period	31,209	27,827	48,377	51,034	42,784	34,478	9,265	4,858
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.11	$9.89
Value at end of period	$8.06	$6.11
Number of accumulation units outstanding at end of period	6,917	2,982

CFI 207

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09	$9.53
Value at end of period	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85	$8.09
Number of accumulation units outstanding at end of period	4,583	4,519	5,293	4,995	5,591	7,978	2,931	558
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.97	$19.67	$17.07	$13.35	$11.70	$9.81
Value at end of period	$13.06	$10.97	$19.67	$17.07	$13.35	$11.70
Number of accumulation units outstanding at end of period	7,668	8,259	10,596	13,827	6,506	1,199
ING BALANCED PORTFOLIO
Value at beginning of period	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903	$17.177
Value at end of period	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903
Number of accumulation units outstanding at end of period	55,247	77,643	154,720	198,120	202,065	219,420	167,845	160,254	165,848	143,923
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$6.35	$10.89	$10.10	$10.03
Value at end of period	$8.44	$6.35	$10.89	$10.10
Number of accumulation units outstanding at end of period	1,039	882	299	2
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70	$8.63
Value at end of period	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49	$8.70
Number of accumulation units outstanding at end of period	19,260	15,894	41,192	42,830	35,621	12,764	2,375	101
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.31	$10.44	$10.68
Value at end of period	$8.15	$6.31	$10.44
Number of accumulation units outstanding at end of period	83,443	114,357	145,002
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836	$9.202
Value at end of period	$4.52	$2.99	$5.03	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836
Number of accumulation units outstanding at end of period	26,792	41,758	105,686	95,516	101,298	95,759	52,893	28,069	17,209	12,023
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.87	$6.70
Number of accumulation units outstanding at end of period	12,092	25,587
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.10	$10.02	$12.31	$10.05
Value at end of period	$8.20	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	6,343	14,404	14,211	7,462
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.70	$10.27	$10.08	$9.32
Value at end of period	$8.27	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	723	1,187	498	17

CFI 208

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92	$15.44
Value at end of period	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60	$11.92
Number of accumulation units outstanding at end of period	3,999	4,827	6,105	6,471	3,035	5,109	3,118	58
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.59	$13.58	$12.65	$11.22	$10.22
Value at end of period	$11.39	$9.59	$13.58	$12.65	$11.22
Number of accumulation units outstanding at end of period	5,786	4,621	2,283	3,511	2,146
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.94	$14.85	$13.11	$11.84	$10.36
Value at end of period	$12.32	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	4,781	5,658	6,958	9,777	1,599
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.88	$13.49	$9.68
Value at end of period	$10.72	$7.88	$13.49
Number of accumulation units outstanding at end of period	37,878	50,498	55,334
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087	$19.393
Value at end of period	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087
Number of accumulation units outstanding at end of period	169,608	209,441	385,266	519,176	563,988	637,201	440,193	481,869	525,252	499,790
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796	$23.196
Value at end of period	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796
Number of accumulation units outstanding at end of period	58,601	79,403	232,046	254,587	271,230	278,889	239,183	204,821	177,687	104,346
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831	$12.498
Value at end of period	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831
Number of accumulation units outstanding at end of period	49,215	62,920	194,039	229,461	224,909	197,866	131,116	111,150	69,171	9,532
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517	$9.677
Value at end of period	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517
Number of accumulation units outstanding at end of period	19,004	29,022	68,751	79,276	73,087	63,034	36,243	25,189	7,455	3,796
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829	$11.824
Value at end of period	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829
Number of accumulation units outstanding at end of period	51,392	73,671	322,339	300,213	281,338	259,920	191,372	174,257	129,865	59,398
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.92	$7.64
Value at end of period	$7.50	$5.92
Number of accumulation units outstanding at end of period	7,245	807
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00	$9.92
Value at end of period	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28	$8.00
Number of accumulation units outstanding at end of period	15,162	5,842	32,958	33,438	29,828	25,396	3,821	176

CFI 209

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.75	$9.40
Value at end of period	$7.76	$5.75
Number of accumulation units outstanding at end of period	3,346	1,638
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.92	$24.72	$18.04	$13.42	$10.64
Value at end of period	$20.23	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	9,500	9,666	13,702	10,505	5,900
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18	$8.75
Value at end of period	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81	$9.18
Number of accumulation units outstanding at end of period	3,986	6,470	18,425	27,636	21,150	15,658	2,817	531
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.80	$12.70	$13.05	$11.31	$11.21
Value at end of period	$11.09	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	1,235	1,142	1,534	1,318	198
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.64	$11.04	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398	$19.011
Value at end of period	$8.70	$6.64	$11.04	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398
Number of accumulation units outstanding at end of period	84,347	120,140	212,983	254,688	293,330	322,444	249,182	219,161	204,337	208,959
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.02	$11.16	$11.00
Value at end of period	$8.27	$7.02	$11.16
Number of accumulation units outstanding at end of period	72,756	64,915	154,389
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.57	$10.23
Value at end of period	$8.41	$6.57
Number of accumulation units outstanding at end of period	1,779	1,310
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.11	$18.23	$15.28	$12.45	$12.27
Value at end of period	$12.40	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	1,070	4,566	7,821	4,783	207
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97	$11.07
Value at end of period	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97
Number of accumulation units outstanding at end of period	15,825	17,227	21,492	21,235	21,115	19,754	5,448
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.49	$18.64	$14.79	$11.85
Value at end of period	$15.10	$11.49	$18.64	$14.79
Number of accumulation units outstanding at end of period	9,462	8,718	12,130	7,134
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94	$8.83
Value at end of period	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38	$6.94
Number of accumulation units outstanding at end of period	1,172	1,265	2,864	2,245	2,996	6,324	2,910	222

CFI 210

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246	$11.632
Value at end of period	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246
Number of accumulation units outstanding at end of period	169,067	208,197	264,297	275,899	258,944	265,396	217,302	184,653	134,427	57,153
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.84	$14.97	$14.20	$12.15	$10.12
Value at end of period	$11.72	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	264,766	361,586	739,834	908,574	737,045
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.68	$11.70	$10.76	$10.13	$10.00
Value at end of period	$11.65	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	84,120	98,319	131,023	132,596	153,988
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.43	$22.65	$22.22	$19.36	$18.28	$16.77	$13.60	$18.563	$20.756	$19.033
Value at end of period	$16.44	$14.43	$22.65	$22.22	$19.36	$18.28	$16.77	$13.60	$18.563	$20.756
Number of accumulation units outstanding at end of period	38,034	31,051	49,775	63,431	64,680	63,731	44,765	40,581	31,765	10,459
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.83	$11.52	$11.32	$10.50	$10.16
Value at end of period	$13.05	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	6,523	5,397	5,568	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73	$10.00
Value at end of period	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05	$10.73
Number of accumulation units outstanding at end of period	59,175	50,215	120,414	127,859	107,135	76,587	25,166	10,892
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.32	$9.14	$9.37
Value at end of period	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	52,339	84,222	163,905
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.30	$11.27	$10.81	$9.38
Value at end of period	$8.99	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	8,751	8,998	18,320	2,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.77	$11.12	$10.59	$10.17
Value at end of period	$12.85	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	2,847	3,631	3,457	2,756
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.37	$11.10	$10.61	$9.60
Value at end of period	$9.15	$7.37	$11.10	$10.61
Number of accumulation units outstanding at end of period	30,326	30,014	45,674	584
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	329

CFI 211

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$6.65
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	946
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	1,494
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	211
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.92	$6.64
Value at end of period	$8.21	$5.92
Number of accumulation units outstanding at end of period	22	423
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.04
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	114
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00	$7.19
Value at end of period	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85	$5.00
Number of accumulation units outstanding at end of period	2,897	6,248	5,796	8,082	6,678	6,479	6,115	2,545
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707	$17.713
Value at end of period	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707
Number of accumulation units outstanding at end of period	27,363	30,424	84,076	102,125	98,166	95,884	56,457	42,680	28,140	10,887
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.78	$12.13	$11.72	$10.85
Value at end of period	$10.63	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	74,874	78,014	68,901	12,403
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.25	$12.60	$12.17	$10.92	$10.41
Value at end of period	$10.26	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	39,984	49,902	63,914	17,886	524
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.13	$13.04	$12.52	$11.08	$10.71
Value at end of period	$10.32	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	34,201	26,445	49,044	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.01	$13.46	$12.85	$11.29	$10.55
Value at end of period	$10.29	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	11,904	15,801	42,982	15,839	1,685

CFI 212

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.71
Value at end of period	$9.10
Number of accumulation units outstanding at end of period	192
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.92	$7.19
Value at end of period	$8.52	$6.92
Number of accumulation units outstanding at end of period	0	26
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.41	$11.41	$10.96	$10.32	$10.12
Value at end of period	$10.92	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	20,186	8,686	14,214	1,817	1,501
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363	$13.848
Value at end of period	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363
Number of accumulation units outstanding at end of period	19,680	18,748	37,313	40,538	55,214	52,554	38,277	42,975	42,207	33,688
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616	$15.886
Value at end of period	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616
Number of accumulation units outstanding at end of period	61,867	75,845	172,070	163,468	149,811	137,115	92,838	91,473	76,586	52,034
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719	$14.813
Value at end of period	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719
Number of accumulation units outstanding at end of period	41,240	62,347	341,655	352,445	375,249	381,483	78,984	79,096	75,355	51,578
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.20	$12.83	$12.42	$10.95	$10.79
Value at end of period	$12.13	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	58,446	93,764	246,957	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.82	$13.46	$12.39	$11.47	$9.93
Value at end of period	$10.97	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	134,669	203,872	325,463	398,751	332,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94	$12.23
Value at end of period	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94
Number of accumulation units outstanding at end of period	9,467	11,747	15,002	20,492	19,570	12,973	434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125	$20.344
Value at end of period	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125
Number of accumulation units outstanding at end of period	42,046	68,508	111,470	130,094	131,087	141,510	121,622	108,908	103,379	84,136
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.29	$10.20
Value at end of period	$8.23	$6.29
Number of accumulation units outstanding at end of period	39,786	54,247

CFI 213

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.70	$11.22	$11.23
Value at end of period	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	697	3,165	1,254
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462	$23.003
Value at end of period	$16.46	$11.49	$19.28	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462
Number of accumulation units outstanding at end of period	29,364	33,324	47,388	56,833	71,052	83,153	60,766	60,378	55,243	39,672
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.20	$9.94
Value at end of period	$10.69	$10.20
Number of accumulation units outstanding at end of period	1,346	537
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304	$13.016
Value at end of period	$9.59	$7.36	$12.34	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304
Number of accumulation units outstanding at end of period	18,783	24,798	58,203	63,927	89,808	84,091	56,376	52,565	53,074	70,123
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32	$8.10
Value at end of period	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67	$8.32
Number of accumulation units outstanding at end of period	17,850	22,049	52,780	63,369	60,219	42,392	9,136	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.27	$12.68	$11.94	$11.09	$10.16
Value at end of period	$11.67	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	253,893	357,527	476,550	587,280	471,249
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.64	$12.88	$12.69	$11.06	$10.36
Value at end of period	$10.60	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	5,996	8,015	5,725	2,247	1,332
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.67	$10.03	$10.53	$9.47
Value at end of period	$8.59	$6.67	$10.03	$10.53
Number of accumulation units outstanding at end of period	1,882	46	0	1,353
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.32	$8.75	$9.68
Value at end of period	$7.28	$5.32	$8.75
Number of accumulation units outstanding at end of period	10	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.01	$12.10	$12.09
Value at end of period	$10.31	$8.01	$12.10
Number of accumulation units outstanding at end of period	19,792	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.16	$10.14
Value at end of period	$9.11	$7.16
Number of accumulation units outstanding at end of period	234	180

CFI 214

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35	$9.73
Value at end of period	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30	$8.35
Number of accumulation units outstanding at end of period	22,904	40,910	68,025	90,240	83,539	58,607	20,087	821
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.87	$11.37	$10.71	$9.46
Value at end of period	$8.87	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	3,670	1,456	575	1,407
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.44	$16.98	$14.80	$12.48	$11.34	$10.16
Value at end of period	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	6,287	12,246	14,536	16,952	12,778	6,475
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$34.26	$66.61	$50.29	$40.60	$29.05	$21.46
Value at end of period	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	13,796	25,177	28,076	27,689	26,875	10,521
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.03	$13.06	$13.36	$11.74	$10.97
Value at end of period	$10.91	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	3,874	3,696	2,541	3,802	107
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.04	$13.19	$12.18	$11.11	$10.66	$9.65
Value at end of period	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	23,714	25,495	95,473	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.95	$11.90	$10.88	$10.91	$10.80	$10.28
Value at end of period	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	26,578	27,192	9,460	22,705	20,396	9,234
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.27	$12.75	$10.67
Value at end of period	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$7.73	$12.09	$11.54	$10.75	$10.66	$9.80
Value at end of period	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	13,212	23,034	29,781	14,703	10,596	7,083
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.18	$8.87
Value at end of period	$7.79	$6.18
Number of accumulation units outstanding at end of period	955	233
CFI 215

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.46	$5.98
Value at end of period	$8.29	$5.46
Number of accumulation units outstanding at end of period	1,720	214
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.44	$13.73	$12.52	$11.15	$11.63	$10.28
Value at end of period	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	51,997	65,934	54,015	41,605	20,252	7,383
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.71	$9.69
Value at end of period	$9.90	$8.71
Number of accumulation units outstanding at end of period	2,769	375
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.89	$14.74	$13.44	$12.24	$10.83	$10.07
Value at end of period	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	96,562	125,546	283,624	244,820	184,670	66,318
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.65	$10.49	$10.82
Value at end of period	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	2,462	6,419	5,225
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.07	$16.01	$14.79	$12.49	$11.42	$10.12
Value at end of period	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	12,367	18,916	70,844	31,002	22,351	12,680
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.48	$14.20	$13.62	$12.76	$11.59	$9.73
Value at end of period	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	1,393	4,084	6,367	8,691	5,277	2,513
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.80	$13.31	$12.94	$11.09	$10.83	$10.03
Value at end of period	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	26,706	41,857	63,508	76,720	68,544	27,631

CFI 216

Condensed Financial Information (continued)

TABLE 24

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.55
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	286
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132	$13.767
Value at end of period	$7.95	$6.63	$11.67	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132
Number of accumulation units outstanding at end of period	52,762	51,645	41,950	43,961	28,474	30,095	19,874	17,764	9,957	1,965
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912	$11.728
Value at end of period	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912
Number of accumulation units outstanding at end of period	75,123	63,605	53,729	68,774	58,391	58,398	35,062	41,825	30,661	24,518
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.33
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	298
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.24
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	766
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.69
Value at end of period	$9.89
Number of accumulation units outstanding at end of period	8,007
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during January 2001)
Value at beginning of period		$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255	$31.141
Value at end of period		$23.43	$36.33	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255
Number of accumulation units outstanding at end of period		0	625	1,554	1,520	2,145	2,251	2,226	4,491
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.22
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	6,424
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.75	$10.43
Value at end of period	$7.94	$5.75
Number of accumulation units outstanding at end of period	638	334

CFI 217

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.09
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	11
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853	$16.546
Value at end of period	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853
Number of accumulation units outstanding at end of period	39,584	34,686	43,564	35,815	26,627	41,804	40,704	46,212	37,568	15,619
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.09	$9.88
Value at end of period	$7.96	$6.09
Number of accumulation units outstanding at end of period	3,189	1,664
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.43	$19.44	$16.54	$13.72	$11.46	$10.00
Value at end of period	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	86,617	66,318	42,812	37,909	17,827	26,520
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.74	$21.83	$24.02	$20.00	$18.31	$16.63
Value at end of period	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	19,957	20,995	21,884	15,413	10,452	7,952
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124	$21.789
Value at end of period	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124
Number of accumulation units outstanding at end of period	251,312	238,470	238,540	237,295	228,606	198,818	110,439	100,695	87,802	56,051
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053	$15.902
Value at end of period	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053
Number of accumulation units outstanding at end of period	146,696	142,173	128,485	137,310	147,293	191,321	132,197	114,751	91,020	31,932
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877	$23.71
Value at end of period	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877
Number of accumulation units outstanding at end of period	204,620	200,469	207,267	184,024	220,215	252,037	154,335	125,205	105,975	67,647
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795	$18.00
Value at end of period	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795
Number of accumulation units outstanding at end of period	26,517	23,844	28,094	26,422	29,078	27,192	11,515	14,368	11,538	8,320
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24	$11.74
Value at end of period	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08	$9.24
Number of accumulation units outstanding at end of period	27,950	18,329	19,117	14,898	29,405	24,914	10,330	7,939
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.10	$9.14
Value at end of period	$8.05	$6.10
Number of accumulation units outstanding at end of period	18,090	1,660

CFI 218

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09	$10.20
Value at end of period	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84	$8.09
Number of accumulation units outstanding at end of period	7,589	7,799	6,331	10,730	10,290	8,794	1,689	663
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.95	$19.64	$17.05	$13.34	$11.69	$9.90
Value at end of period	$13.02	$10.95	$19.64	$17.05	$13.34	$11.69
Number of accumulation units outstanding at end of period	24,475	19,218	15,757	5,833	2,384	981
ING BALANCED PORTFOLIO
Value at beginning of period	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864	$17.146
Value at end of period	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864
Number of accumulation units outstanding at end of period	188,955	184,495	177,825	210,713	236,692	266,424	99,803	60,447	60,130	45,823
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.34	$10.88	$10.10	$9.56
Value at end of period	$8.42	$6.34	$10.88	$10.10
Number of accumulation units outstanding at end of period	1,913	1,431	366	158
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69	$8.85
Value at end of period	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48	$8.69
Number of accumulation units outstanding at end of period	30,478	26,314	14,424	14,490	8,984	15,392	3,277	122
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.30	$10.43	$10.68
Value at end of period	$8.14	$6.30	$10.43
Number of accumulation units outstanding at end of period	121,001	119,374	125,026
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834	$9.939
Value at end of period	$4.50	$2.98	$5.01	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834
Number of accumulation units outstanding at end of period	69,987	62,764	53,131	43,128	51,987	52,631	47,125	20,196	19,650	0
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.87	$6.70
Number of accumulation units outstanding at end of period	21,833	22,328
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.09	$10.02	$12.31	$10.10
Value at end of period	$8.19	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	18,035	14,366	10,628	15,094
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.69	$10.26	$10.07	$9.83
Value at end of period	$8.25	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	323	3,093	740	210

CFI 219

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92	$11.21
Value at end of period	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58	$11.92
Number of accumulation units outstanding at end of period	7,227	4,430	3,678	2,661	3,280	4,387	1,487	46
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.57	$13.57	$12.64	$11.22	$10.92
Value at end of period	$11.36	$9.57	$13.57	$12.64	$11.22
Number of accumulation units outstanding at end of period	10,283	6,501	3,822	2,067	21
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.93	$14.83	$13.10	$11.84	$10.01
Value at end of period	$12.29	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	18,853	12,895	11,353	8,095	562
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.87	$13.48	$9.68
Value at end of period	$10.70	$7.87	$13.48
Number of accumulation units outstanding at end of period	79,614	75,024	86,299
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.00	$17.047	$19.358
Value at end of period	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73	$10.21	$13.757	$17.047
Number of accumulation units outstanding at end of period	226,889	203,477	243,063	325,909	370,045	389,153	290,139	283,693	294,162	221,198
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751	$23.158
Value at end of period	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751
Number of accumulation units outstanding at end of period	145,572	153,609	150,032	138,038	154,079	166,098	160,364	135,043	112,980	76,997
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811	$12.487
Value at end of period	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811
Number of accumulation units outstanding at end of period	114,914	110,413	98,523	103,878	138,563	149,316	91,228	69,607	37,048	5,612
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503	$9.669
Value at end of period	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503
Number of accumulation units outstanding at end of period	62,131	67,034	52,194	48,712	56,931	50,782	24,475	24,800	8,426	1,063
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.00	$12.80	$11.803
Value at end of period	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51	$14.75	$13.766	$12.80
Number of accumulation units outstanding at end of period	123,089	130,908	112,915	121,216	159,531	147,951	85,778	85,507	68,466	17,651
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$5.92	$5.19
Value at end of period	$7.49	$5.92
Number of accumulation units outstanding at end of period	23,002	6
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99	$10.20
Value at end of period	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27	$7.99
Number of accumulation units outstanding at end of period	18,533	16,271	11,068	8,661	22,145	20,980	4,740	2,454

CFI 220

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.74	$9.36
Value at end of period	$7.75	$5.74
Number of accumulation units outstanding at end of period	2,610	760
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.90	$24.68	$18.02	$13.42	$10.91
Value at end of period	$20.19	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	20,252	13,653	11,287	9,723	2,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18	$9.50
Value at end of period	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80	$9.18
Number of accumulation units outstanding at end of period	24,186	19,104	15,612	13,439	11,724	6,863	2,300	220
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.79	$12.68	$13.04	$12.03
Value at end of period	$11.07	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	3,672	2,627	2,792	2,373
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.60	$10.98	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367	$18.976
Value at end of period	$8.64	$6.60	$10.98	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367
Number of accumulation units outstanding at end of period	100,983	89,384	83,485	87,544	104,360	113,873	94,672	72,342	68,031	44,716
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.01	$11.15	$10.80	$10.15
Value at end of period	$8.26	$7.01	$11.15	$10.80
Number of accumulation units outstanding at end of period	66,331	56,369	67,514	1,231
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.57	$10.23
Value at end of period	$8.40	$6.57
Number of accumulation units outstanding at end of period	3,947	2,789
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.09	$18.20	$15.26	$12.44	$10.95
Value at end of period	$12.37	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	13,858	11,952	8,885	5,301	360
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96	$11.20
Value at end of period	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96
Number of accumulation units outstanding at end of period	60,274	53,153	63,686	59,560	89,822	61,818	82
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.47	$18.61	$14.78	$11.42	$10.06
Value at end of period	$15.06	$11.47	$18.61	$14.78	$11.42
Number of accumulation units outstanding at end of period	15,460	12,392	11,493	1,840	1,224
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93	$7.94
Value at end of period	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37	$6.93
Number of accumulation units outstanding at end of period	13,907	13,434	12,930	8,043	10,685	6,064	1,308	40

CFI 221

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218	$11.611
Value at end of period	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218
Number of accumulation units outstanding at end of period	314,528	287,943	217,781	171,087	167,862	206,605	192,899	162,881	121,077	39,771
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.83	$14.35	$13.61	$12.15	$10.12
Value at end of period	$12.18	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	433,687	406,349	457,542	484,189	520,551
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.76	$11.56	$10.75	$10.12	$9.99
Value at end of period	$11.62	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	116,248	110,698	106,418	108,134	138,695
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.35	$22.53	$22.12	$19.27	$18.21	$16.71	$13.56	$18.519	$20.718	$19.007
Value at end of period	$16.34	$14.35	$22.53	$22.12	$19.27	$18.21	$16.71	$13.56	$18.519	$20.718
Number of accumulation units outstanding at end of period	50,859	35,735	34,349	19,655	37,553	36,915	29,575	20,408	12,380	1,299
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.81	$11.50	$11.31	$10.49	$10.45
Value at end of period	$13.02	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	11,047	1,597	976	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73	$10.15
Value at end of period	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73
Number of accumulation units outstanding at end of period	85,706	43,629	30,548	34,960	93,171	79,788	16,759	4,887
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.31	$9.14	$9.36
Value at end of period	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	121,469	117,145	86,932
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.29	$11.26	$10.80	$10.57
Value at end of period	$8.97	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	8,371	5,593	4,510	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.76	$11.11	$10.59	$9.98
Value at end of period	$12.82	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	9,254	581	5,032	1,034
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.36	$11.09	$10.61	$9.22
Value at end of period	$9.13	$7.36	$11.09	$10.61
Number of accumulation units outstanding at end of period	46,953	33,073	48,004	154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	6,304

CFI 222

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.63	$7.16
Value at end of period	$8.12	$6.63
Number of accumulation units outstanding at end of period	4,970	347
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	10,462
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	1,542
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.92	$6.76
Value at end of period	$8.20	$5.92
Number of accumulation units outstanding at end of period	234	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.96	$10.29
Value at end of period	$8.71	$6.96
Number of accumulation units outstanding at end of period	7	629
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99	$5.22
Value at end of period	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85	$4.99
Number of accumulation units outstanding at end of period	7,626	7,518	11,295	9,466	10,366	4,124	1,863	9
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673	$17.689
Value at end of period	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673
Number of accumulation units outstanding at end of period	37,414	38,814	35,119	36,971	44,759	52,216	46,693	33,179	22,421	7,637
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.77	$12.12	$11.71	$10.69	$10.61
Value at end of period	$10.61	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	41,741	20,302	13,247	5,347	4,440
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.23	$12.58	$12.16	$10.92	$10.73
Value at end of period	$10.24	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	100,655	63,037	28,203	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.11	$13.02	$12.50	$11.08	$10.82
Value at end of period	$10.30	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	85,420	56,998	12,884	2,582	83
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$7.99	$13.44	$12.84	$11.29	$10.87
Value at end of period	$10.27	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	86,835	55,700	15,364	4,650	68

CFI 223

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.64	$8.02
Value at end of period	$9.10	$7.64
Number of accumulation units outstanding at end of period	2,515	2,891
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.92	$6.91
Value at end of period	$8.51	$6.92
Number of accumulation units outstanding at end of period	9	6
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.39	$11.40	$10.95	$10.31	$10.15
Value at end of period	$10.89	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	5,371	6,427	4,346	351	6
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33	$13.823
Value at end of period	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33
Number of accumulation units outstanding at end of period	43,410	39,158	46,007	47,213	49,574	47,464	28,751	28,653	30,464	23,916
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.00	$15.58	$15.857
Value at end of period	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30	$11.63	$13.63	$15.58
Number of accumulation units outstanding at end of period	76,718	66,139	69,869	72,441	78,885	60,403	51,467	46,766	44,706	28,871
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685	$14.786
Value at end of period	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685
Number of accumulation units outstanding at end of period	86,225	81,075	72,297	67,305	77,120	74,480	75,675	58,967	57,924	47,415
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.19	$12.81	$12.41	$10.94	$10.76
Value at end of period	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	97,826	68,192	47,949	19,552	10,344
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.81	$13.44	$11.99	$11.46	$9.93
Value at end of period	$11.30	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	251,334	235,938	253,547	272,768	319,356
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94	$11.44
Value at end of period	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94
Number of accumulation units outstanding at end of period	57,570	44,338	34,317	28,964	31,357	14,049	526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079	$20.307
Value at end of period	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079
Number of accumulation units outstanding at end of period	76,518	69,702	59,841	62,741	88,139	103,951	63,306	48,566	44,138	25,973
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.29	$10.20
Value at end of period	$8.22	$6.29
Number of accumulation units outstanding at end of period	64,766	47,147

CFI 224

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.69	$11.21	$11.07	$10.00
Value at end of period	$8.75	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	2,822	1,855	2,432	669
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412	$22.961
Value at end of period	$16.35	$11.42	$19.16	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412
Number of accumulation units outstanding at end of period	43,802	39,512	39,555	40,272	57,732	64,681	44,713	38,125	32,216	12,813
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.20	$9.78
Value at end of period	$10.68	$10.20
Number of accumulation units outstanding at end of period	1,641	192
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275	$12.993
Value at end of period	$9.53	$7.31	$12.27	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275
Number of accumulation units outstanding at end of period	27,530	24,844	25,103	44,742	49,072	61,545	45,679	44,242	42,534	27,356
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32	$8.80
Value at end of period	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66	$8.32
Number of accumulation units outstanding at end of period	30,613	19,116	17,458	15,119	13,175	20,591	3,060	132
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.59	$12.66	$11.93	$11.08	$10.16
Value at end of period	$11.64	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	280,976	301,980	312,431	250,896	276,512
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.63	$12.87	$12.68	$11.05	$10.67
Value at end of period	$10.57	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	12,440	4,788	3,808	6,786	4,570
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.67	$10.02	$10.52	$9.74
Value at end of period	$8.57	$6.67	$10.02	$10.52
Number of accumulation units outstanding at end of period	76	46	272	204
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.32	$8.75	$10.17
Value at end of period	$7.27	$5.32	$8.75
Number of accumulation units outstanding at end of period	363	924	78
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.53
Value at end of period	$9.10
Number of accumulation units outstanding at end of period	223
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34	$9.81
Value at end of period	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29	$8.34
Number of accumulation units outstanding at end of period	47,684	40,065	43,628	37,123	50,215	34,990	14,828	4,007

CFI 225

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.87	$11.36	$10.70	$9.48
Value at end of period	$8.85	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	5,764	5,023	1,669	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.42	$16.95	$14.78	$12.47	$11.33	$10.09
Value at end of period	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	23,033	17,613	17,622	10,098	10,377	7,461
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$34.11	$66.36	$50.13	$40.49	$28.98	$21.35
Value at end of period	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	21,939	20,069	20,404	20,234	21,224	14,273
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.02	$13.04	$13.35	$11.74	$9.97
Value at end of period	$10.88	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	13,594	7,928	5,885	3,173	165
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.00	$13.14	$12.14	$11.08	$10.63	$9.59
Value at end of period	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	26,224	24,966	15,485	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.92	$11.88	$10.87	$10.90	$10.79	$10.46
Value at end of period	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	34,569	40,345	20,636	16,253	26,078	12,814
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.27	$12.74	$10.68
Value at end of period	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.71	$12.07	$11.53	$10.74	$10.66	$9.98
Value at end of period	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	12,418	10,613	4,923	3,707	1,441	1,600
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.18	$8.96
Value at end of period	$7.78	$6.18
Number of accumulation units outstanding at end of period	2,263	332
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.53
Value at end of period	$8.29
Number of accumulation units outstanding at end of period	6,047

CFI 226

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.41	$13.70	$12.50	$11.14	$11.62	$10.33
Value at end of period	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	44,154	48,042	22,418	16,265	8,303	1,237
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.70	$9.70
Value at end of period	$9.89	$8.70
Number of accumulation units outstanding at end of period	8,689	5,340
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.87	$14.71	$13.42	$12.23	$10.83	$10.05
Value at end of period	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	147,478	101,535	83,070	87,290	70,504	39,555
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.64	$10.49	$10.17
Value at end of period	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	5,579	3,048	858
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.05	$15.98	$14.77	$12.48	$11.42	$10.06
Value at end of period	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	23,549	17,632	12,156	8,700	5,489	1,444
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.46	$14.18	$13.60	$12.75	$11.58	$10.42
Value at end of period	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	20,138	15,976	10,731	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.78	$13.28	$12.93	$11.08	$10.83	$10.01
Value at end of period	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	87,674	74,633	55,425	53,142	48,482	42,278

TABLE 25

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.74
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	40
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121	$13.762
Value at end of period	$7.90	$6.60	$11.61	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121
Number of accumulation units outstanding at end of period	36,439	43,317	42,365	39,918	12,129	8,932	6,641	3,373	2,162	1,957

CFI 227

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903	$11.724
Value at end of period	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903
Number of accumulation units outstanding at end of period	37,091	39,838	47,594	62,589	24,077	36,127	35,070	13,776	10,181	7,464
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.52
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	723
AMANA GROWTH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.24
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	956
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.92
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	3
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.26
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	7,196
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.74	$5.27
Value at end of period	$7.93	$5.74
Number of accumulation units outstanding at end of period	3,878	6
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816	$16.515
Value at end of period	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816
Number of accumulation units outstanding at end of period	11,115	11,283	12,869	13,334	13,393	14,502	9,193	8,800	9,675	23,265
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.08	$8.93
Value at end of period	$7.95	$6.08
Number of accumulation units outstanding at end of period	2,486	1,633
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.40	$19.41	$16.52	$13.71	$11.46	$10.03
Value at end of period	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	136,704	128,681	85,744	60,846	15,322	1,516
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.68	$21.75	$23.94	$19.95	$18.27	$16.27
Value at end of period	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	39,610	46,123	41,654	47,470	7,980	2,724
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078	$21.749
Value at end of period	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078
Number of accumulation units outstanding at end of period	372,022	419,213	472,873	516,840	307,647	237,826	83,150	58,609	50,343	57,857

CFI 228

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013	$15.873
Value at end of period	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013
Number of accumulation units outstanding at end of period	140,149	132,451	149,387	169,167	97,136	110,055	41,132	28,002	24,882	36,840
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955	$20.00	$23.667
Value at end of period	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955	$20.829
Number of accumulation units outstanding at end of period	107,057	137,894	140,267	144,958	90,463	105,129	64,097	59,388	54,245	80,859
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761	$18.458
Value at end of period	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761
Number of accumulation units outstanding at end of period	14,863	17,837	22,320	27,614	17,245	26,653	12,473	7,740	6,014	7,202
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24	$11.50
Value at end of period	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06	$9.24
Number of accumulation units outstanding at end of period	38,808	49,190	51,720	53,377	15,286	10,292	3,163	1,512
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.10	$10.19
Value at end of period	$8.04	$6.10
Number of accumulation units outstanding at end of period	26,639	8,490
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09	$8.37
Value at end of period	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83	$8.09
Number of accumulation units outstanding at end of period	6,075	5,153	5,203	10,553	6,481	7,599	2,653	163
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.92	$19.60	$17.03	$13.33	$11.69	$9.74
Value at end of period	$12.98	$10.92	$19.60	$17.03	$13.33	$11.69
Number of accumulation units outstanding at end of period	31,749	32,706	30,574	17,080	6,690	521
ING BALANCED PORTFOLIO
Value at beginning of period	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825	$17.115
Value at end of period	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825
Number of accumulation units outstanding at end of period	268,446	274,079	344,529	397,173	150,929	156,016	75,376	70,353	72,759	165,556
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$6.33	$10.87	$10.10	$10.17
Value at end of period	$8.41	$6.33	$10.87	$10.10
Number of accumulation units outstanding at end of period	287	1,249	1,024	858
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69	$9.62
Value at end of period	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47	$8.69
Number of accumulation units outstanding at end of period	43,569	47,093	45,358	50,549	20,706	16,631	2,542	35
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.29	$10.43	$10.68
Value at end of period	$8.12	$6.29	$10.43
Number of accumulation units outstanding at end of period	56,474	59,675	67,131

CFI 229

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832	$9.851
Value at end of period	$4.48	$2.97	$4.99	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832
Number of accumulation units outstanding at end of period	41,916	42,020	38,566	39,142	15,143	26,215	22,386	13,750	8,802	3,756
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.86	$6.70
Number of accumulation units outstanding at end of period	59,191	54,037
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.08	$10.01	$12.31	$10.33
Value at end of period	$8.17	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	22,483	23,845	22,025	17,213
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.68	$10.25	$10.07	$9.46
Value at end of period	$8.24	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	7,738	6,272	4,515	20
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91	$11.87
Value at end of period	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56	$11.91
Number of accumulation units outstanding at end of period	4,110	3,212	5,494	4,417	3,205	4,549	2,398	183
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.55	$13.55	$12.63	$11.21	$10.79
Value at end of period	$11.34	$9.55	$13.55	$12.63	$11.21
Number of accumulation units outstanding at end of period	5,206	6,547	5,517	4,093	174
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.91	$14.81	$13.09	$11.83	$11.34
Value at end of period	$12.26	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	21,206	20,336	20,436	20,812	2,895
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.86	$13.47	$9.68
Value at end of period	$10.68	$7.86	$13.47
Number of accumulation units outstanding at end of period	118,022	101,898	71,519
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008	$19.323
Value at end of period	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008
Number of accumulation units outstanding at end of period	603,771	700,974	780,871	895,372	258,276	307,389	268,968	257,254	284,048	329,934
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12
Value at end of period	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707
Number of accumulation units outstanding at end of period	195,772	205,126	262,914	312,930	244,135	259,832	65,867	47,238	42,375	39,703
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791	$12.477
Value at end of period	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791
Number of accumulation units outstanding at end of period	132,715	152,651	172,106	180,401	116,592	89,723	27,867	12,024	5,029	5,064

CFI 230

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661
Value at end of period	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489
Number of accumulation units outstanding at end of period	81,074	92,831	111,071	127,955	90,740	70,348	18,738	8,843	3,338	1,569
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77	$11.781
Value at end of period	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77
Number of accumulation units outstanding at end of period	146,012	158,912	160,354	176,238	62,041	65,146	64,925	63,808	62,226	58,437
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.92	$10.01
Value at end of period	$7.48	$5.92
Number of accumulation units outstanding at end of period	50,082	3,345
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99	$9.24
Value at end of period	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26	$7.99
Number of accumulation units outstanding at end of period	78,546	100,466	108,102	100,267	76,291	64,416	6,534	2,944
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.74	$9.43
Value at end of period	$7.74	$5.74
Number of accumulation units outstanding at end of period	4,551	2,743
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.88	$24.65	$18.01	$13.41	$11.60
Value at end of period	$20.14	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	19,215	23,371	26,816	21,219	2,733
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17	$8.83
Value at end of period	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79	$9.17
Number of accumulation units outstanding at end of period	10,445	10,941	15,043	17,947	6,179	2,497	554	94
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.77	$12.66	$13.03	$11.30	$11.20
Value at end of period	$11.04	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	2,739	1,674	2,145	1,527	458
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.56	$10.91	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336	$18.942
Value at end of period	$8.58	$6.56	$10.91	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336
Number of accumulation units outstanding at end of period	86,790	88,994	112,485	135,012	73,537	96,078	77,677	82,668	83,543	98,119
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.00	$11.14	$10.80	$10.00
Value at end of period	$8.24	$7.00	$11.14	$10.80
Number of accumulation units outstanding at end of period	48,481	84,464	92,781	717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.57	$10.23
Value at end of period	$8.40	$6.57
Number of accumulation units outstanding at end of period	9,317	8,081

CFI 231

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.07	$18.18	$15.25	$12.44	$10.80
Value at end of period	$12.34	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	8,716	7,371	5,990	2,889	1,214
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96	$11.37
Value at end of period	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96
Number of accumulation units outstanding at end of period	25,440	28,139	27,027	30,812	22,327	17,416	557
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.45	$18.59	$14.76	$11.42	$11.11
Value at end of period	$15.03	$11.45	$18.59	$14.76	$11.42
Number of accumulation units outstanding at end of period	27,683	32,852	22,458	15,471	130
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93	$7.36
Value at end of period	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36	$6.93
Number of accumulation units outstanding at end of period	7,884	6,487	2,446	5,707	208	857	1,552	58
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189	$11.59
Value at end of period	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189
Number of accumulation units outstanding at end of period	169,795	201,803	189,178	185,984	61,014	103,759	102,165	82,720	76,506	59,675
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.80	$14.91	$14.15	$12.13	$10.42
Value at end of period	$12.14	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	348,809	368,464	440,703	503,672	360,152
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.74	$11.66	$10.84	$10.12	$9.98
Value at end of period	$11.70	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	47,965	76,222	79,892	98,486	57,415
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.26	$22.41	$22.01	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982
Value at end of period	$16.23	$14.26	$22.41	$22.01	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679
Number of accumulation units outstanding at end of period	41,177	30,845	40,259	48,861	45,111	54,582	15,335	10,167	9,254	7,948
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.80	$11.49	$11.30	$10.49	$10.25
Value at end of period	$12.99	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	4,559	2,705	5,256	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72	$10.06
Value at end of period	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03	$10.72
Number of accumulation units outstanding at end of period	55,341	54,300	38,904	33,800	24,313	25,945	12,016	1,261
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.31	$9.13	$9.35
Value at end of period	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	178,785	206,885	239,700

CFI 232

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.28	$11.25	$10.80	$9.86
Value at end of period	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	33,744	34,878	33,068	18,008
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.75	$11.10	$10.58	$10.16
Value at end of period	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	2,331	858	549	64
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$7.35	$11.08	$10.61	$10.61
Value at end of period	$9.11	$7.35	$11.08	$10.61
Number of accumulation units outstanding at end of period	38,936	56,638	55,387	731
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.63	$8.94
Value at end of period	$8.11	$6.63
Number of accumulation units outstanding at end of period	8,501	1,375
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	1,726
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	5,761
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.92	$9.34
Value at end of period	$8.20	$5.92
Number of accumulation units outstanding at end of period	5,275	959
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.95	$10.32
Value at end of period	$8.70	$6.95
Number of accumulation units outstanding at end of period	574	1,944
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99	$5.63
Value at end of period	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84	$4.99
Number of accumulation units outstanding at end of period	9,166	6,824	5,023	3,720	2,150	1,800	891	81
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665
Value at end of period	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638
Number of accumulation units outstanding at end of period	50,706	58,496	62,006	74,969	76,125	87,891	16,987	15,129	13,689	13,933

CFI 233

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.75	$12.10	$11.70	$10.69	$10.40
Value at end of period	$10.58	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	80,898	45,987	48,075	28,240	1,757
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.22	$12.57	$12.15	$10.92	$10.55
Value at end of period	$10.22	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	100,241	61,989	40,204	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.10	$13.01	$12.49	$11.07	$10.79
Value at end of period	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	81,376	60,945	37,839	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$7.98	$13.42	$12.83	$11.28	$10.80
Value at end of period	$10.24	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	36,848	25,773	14,280	5,417	350
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.46
Value at end of period	$9.09
Number of accumulation units outstanding at end of period	126
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.38	$11.38	$11.11
Value at end of period	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	3,196	5	1,333
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297	$13.798
Value at end of period	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297
Number of accumulation units outstanding at end of period	26,909	39,251	42,056	42,794	28,310	32,084	8,613	6,921	10,286	13,274
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544	$15.828
Value at end of period	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544
Number of accumulation units outstanding at end of period	68,921	79,897	79,014	88,680	78,752	77,380	22,301	17,410	17,200	25,072
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651	$14.759
Value at end of period	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651
Number of accumulation units outstanding at end of period	78,726	86,697	88,914	95,783	91,280	98,752	17,206	13,409	13,896	14,300
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.17	$12.79	$12.40	$10.94	$10.73
Value at end of period	$12.08	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	142,638	117,937	103,974	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.78	$13.84	$12.35	$11.45	$10.24
Value at end of period	$11.26	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	176,871	185,791	220,002	272,350	183,985

CFI 234

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.51	$18.11	$17.77	$15.10	$14.69	$12.81
Value at end of period	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	35,342	35,274	37,594	46,251	16,298	8,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032	$20.27
Value at end of period	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032
Number of accumulation units outstanding at end of period	73,187	63,752	69,959	81,985	55,822	63,612	23,142	23,649	25,440	34,241
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.29	$10.20
Value at end of period	$8.22	$6.29
Number of accumulation units outstanding at end of period	57,156	64,548
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$6.68	$11.20	$11.07	$10.81
Value at end of period	$8.74	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	686	636	1,389	2,935
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363	$22.919
Value at end of period	$16.24	$11.35	$19.05	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363
Number of accumulation units outstanding at end of period	22,822	32,102	40,249	50,052	27,649	32,796	32,812	30,277	28,373	51,927
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.19	$9.90
Value at end of period	$10.67	$10.19
Number of accumulation units outstanding at end of period	3,048	4,568
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247	$12.969
Value at end of period	$9.46	$7.27	$12.20	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247
Number of accumulation units outstanding at end of period	57,434	84,565	87,458	105,153	61,862	68,289	52,502	56,188	58,402	81,794
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31	$7.15
Value at end of period	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66	$8.31
Number of accumulation units outstanding at end of period	25,134	23,297	24,987	24,864	6,189	5,507	4,603	307
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.56	$12.62	$12.33	$11.07	$10.33
Value at end of period	$11.60	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	146,129	173,779	202,843	236,757	159,936
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.61	$12.85	$12.67	$11.05	$10.93
Value at end of period	$10.55	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	19,659	20,661	16,290	15,542	2,792
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.66	$10.01	$10.52	$10.30
Value at end of period	$8.56	$6.66	$10.01	$10.52
Number of accumulation units outstanding at end of period	2,490	1,989	2,003	109

CFI 235

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523	$22.269
Value at end of period	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523
Number of accumulation units outstanding at end of period	42	33	23	15	7	99,265	52,946	44,165	69,826	75,248
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69	$13.032
Value at end of period	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69
Number of accumulation units outstanding at end of period	11	10	22	513	413	22,339	20,156	11,559	10,047	7,770
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686	$28.411
Value at end of period	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686
Number of accumulation units outstanding at end of period	63	46	35	158	13	165,204	99,792	92,021	89,662	103,449
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$5.31	$8.25
Value at end of period	$7.26	$5.31
Number of accumulation units outstanding at end of period	119	134
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.16	$9.61
Value at end of period	$9.09	$7.16
Number of accumulation units outstanding at end of period	4,679	1,710
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33	$8.82
Value at end of period	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28	$8.33
Number of accumulation units outstanding at end of period	47,914	53,990	64,002	76,390	18,052	23,810	16,651	938
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.86	$11.35	$10.69
Value at end of period	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	3,637	1,736	340
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.39	$16.92	$14.76	$12.46	$11.33	$10.12
Value at end of period	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	19,204	19,817	22,209	20,029	7,179	2,962
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$33.97	$66.12	$49.97	$40.38	$28.92	$21.66
Value at end of period	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	42,528	38,610	39,851	53,110	14,542	7,115
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$14.86
Value at end of period	$20.54
Number of accumulation units outstanding at end of period	373
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.00	$13.02	$13.34	$11.73	$11.11
Value at end of period	$10.86	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	3,606	5,762	7,126	7,787	998

CFI 236

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.96	$13.09	$12.10	$11.05	$10.61	$9.54
Value at end of period	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	36,075	46,317	43,591	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.90	$11.86	$10.85	$10.89	$10.79	$10.43
Value at end of period	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	46,515	40,014	24,753	23,310	11,316	4,166
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.26	$12.74	$10.67
Value at end of period	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$7.69	$12.05	$11.51	$10.74	$10.65	$10.35
Value at end of period	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	17,456	18,956	26,903	18,323	2,134	2,409
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.18	$8.11
Value at end of period	$7.77	$6.18
Number of accumulation units outstanding at end of period	1,018	156
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.45	$9.38
Value at end of period	$8.28	$5.45
Number of accumulation units outstanding at end of period	6,229	1,648
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.37	$13.68	$12.48	$11.13	$11.62	$10.76
Value at end of period	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	89,902	71,677	56,231	53,829	10,088	1,133
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.70	$9.67
Value at end of period	$9.88	$8.70
Number of accumulation units outstanding at end of period	5,716	3,461
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.85	$14.69	$13.40	$12.22	$10.82	$9.90
Value at end of period	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	247,547	238,743	156,979	154,499	32,998	9,197
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.64	$10.49	$10.53
Value at end of period	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	11,102	7,872	4,389

CFI 237

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.03	$15.96	$14.76	$12.47	$11.42	$9.43
Value at end of period	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	36,490	38,325	36,933	36,890	2,968	1,239
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.44	$14.15	$13.58	$12.74	$11.58	$9.99
Value at end of period	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	10,952	13,782	14,889	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.76	$13.26	$12.91	$11.07	$10.82	$10.18
Value at end of period	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	60,162	60,153	62,681	73,234	20,787	8,984

TABLE 26

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.17
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	934
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111	$13.758
Value at end of period	$7.86	$6.57	$11.56	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111
Number of accumulation units outstanding at end of period	31,984	31,563	39,498	43,185	14,762	4,519	21,903	15,354	6,231	1,368
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895	$11.72
Value at end of period	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895
Number of accumulation units outstanding at end of period	33,443	44,764	54,313	61,963	19,431	4,805	54,658	43,800	31,088	15,556
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.46
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	3,738
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.94
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.28
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	3,791

CFI 238

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.74	$5.71
Value at end of period	$7.92	$5.74
Number of accumulation units outstanding at end of period	285	470
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.91
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	77
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78	$16.485
Value at end of period	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78
Number of accumulation units outstanding at end of period	5,411	6,665	5,606	16,044	17,247	11,929	12,575	12,326	2,958	8,799
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.08	$7.07
Value at end of period	$7.95	$6.08
Number of accumulation units outstanding at end of period	28	1,086
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.38	$19.37	$16.49	$13.70	$11.45	$10.22
Value at end of period	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	23,499	9,980	12,276	8,646	4,357	214
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.61	$21.67	$23.87	$19.89	$18.23	$16.22
Value at end of period	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	5,705	5,470	7,023	9,913	11,287	1,333
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031	$21.71
Value at end of period	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031
Number of accumulation units outstanding at end of period	80,196	53,125	63,422	73,890	67,723	36,012	68,670	46,506	35,773	35,454
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974	$15.844
Value at end of period	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974
Number of accumulation units outstanding at end of period	49,321	42,895	56,507	62,250	47,941	28,000	70,821	50,747	31,625	30,503
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781	$23.624
Value at end of period	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781
Number of accumulation units outstanding at end of period	65,323	59,660	73,333	94,279	86,202	49,508	197,515	154,272	85,637	71,710
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727	$18.424
Value at end of period	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727
Number of accumulation units outstanding at end of period	12,748	9,198	10,930	15,843	9,272	7,735	14,662	4,490	2,349	3,777
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23	$10.06
Value at end of period	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05	$9.23
Number of accumulation units outstanding at end of period	24,341	16,535	10,934	9,892	8,091	2,444	4,293	1,437

CFI 239

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.10	$7.10
Value at end of period	$8.04	$6.10
Number of accumulation units outstanding at end of period	10,182	256
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08	$8.97
Value at end of period	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82	$8.08
Number of accumulation units outstanding at end of period	4,756	853	3,625	4,969	2,082	571	2,295	539
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.90	$19.57	$17.00	$13.32	$11.45
Value at end of period	$12.95	$10.90	$19.57	$17.00	$13.32
Number of accumulation units outstanding at end of period	6,496	3,516	4,681	4,468	1,704
ING BALANCED PORTFOLIO
Value at beginning of period	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786	$17.083
Value at end of period	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786
Number of accumulation units outstanding at end of period	28,081	15,527	25,177	32,683	44,298	34,210	84,714	87,711	63,931	48,482
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.32	$10.86	$10.68
Value at end of period	$8.39	$6.32	$10.86
Number of accumulation units outstanding at end of period	1,504	1,162	772
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69	$8.62
Value at end of period	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46	$8.69
Number of accumulation units outstanding at end of period	13,309	10,006	13,176	13,409	9,472	1,809	2,646	227
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.29	$10.42	$10.68
Value at end of period	$8.11	$6.29	$10.42
Number of accumulation units outstanding at end of period	25,759	19,287	29,654
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83	$10.021
Value at end of period	$4.46	$2.95	$4.97	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83
Number of accumulation units outstanding at end of period	22,492	13,472	26,165	31,231	58,723	23,537	84,297	89,207	16,961	7,852
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.86	$6.70
Number of accumulation units outstanding at end of period	9,242	5,878
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.07	$10.00	$12.30	$11.24
Value at end of period	$8.16	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	3,649	1,941	730	6,190

CFI 240

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.67	$10.24	$10.19
Value at end of period	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	2,005	1,912	1,086
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55	$12.31
Value at end of period	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55
Number of accumulation units outstanding at end of period	3,390	1,442	730	1,038	1,089	607	737
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.53	$13.53	$12.61	$11.21	$10.81
Value at end of period	$11.31	$9.53	$13.53	$12.61	$11.21
Number of accumulation units outstanding at end of period	2,248	1,637	2,270	1,393	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.90	$14.79	$13.08	$11.83	$11.49
Value at end of period	$12.23	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	3,644	2,845	955	136	596
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.85	$13.47	$9.68
Value at end of period	$10.67	$7.85	$13.47
Number of accumulation units outstanding at end of period	19,308	8,373	19,633
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969	$19.288
Value at end of period	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969
Number of accumulation units outstanding at end of period	47,768	40,050	49,369	63,530	59,264	56,740	240,747	233,063	209,141	197,617
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663	$23.082
Value at end of period	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663
Number of accumulation units outstanding at end of period	40,419	36,043	61,315	70,761	77,604	34,594	78,790	55,586	31,871	35,906
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771	$12.466
Value at end of period	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771
Number of accumulation units outstanding at end of period	52,801	29,270	40,565	55,277	47,243	20,823	57,703	33,260	7,819	2,937
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475	$9.653
Value at end of period	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475
Number of accumulation units outstanding at end of period	29,637	13,078	20,960	24,855	20,641	10,934	15,700	8,360	3,371	2,253
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74	$11.76
Value at end of period	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74
Number of accumulation units outstanding at end of period	39,306	44,153	57,372	66,886	50,430	48,088	80,736	61,947	50,804	28,921
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.27
Value at end of period	$7.48
Number of accumulation units outstanding at end of period	8,312
CFI 241

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98	$10.15
Value at end of period	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25	$7.98
Number of accumulation units outstanding at end of period	16,242	7,374	3,983	4,691	5,164	3,069	1,309	102
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.73	$9.70
Value at end of period	$7.73	$5.73
Number of accumulation units outstanding at end of period	3,477	218
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.85	$24.62	$17.99	$13.41	$11.76
Value at end of period	$20.09	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	2,594	1,268	2,886	2,323	578
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17	$9.77
Value at end of period	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78	$9.17
Number of accumulation units outstanding at end of period	6,926	3,517	3,518	7,599	6,143	346	3,971	534
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.75	$12.65	$13.02	$12.11
Value at end of period	$11.01	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	1,396	839	399	47
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.52	$10.85	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305	$18.907
Value at end of period	$8.52	$6.52	$10.85	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305
Number of accumulation units outstanding at end of period	21,073	29,024	24,279	25,298	27,727	21,376	142,849	111,123	80,837	76,968
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.00	$11.13	$10.80	$10.28
Value at end of period	$8.23	$7.00	$11.13	$10.80
Number of accumulation units outstanding at end of period	39,545	30,781	35,516	2
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.57	$10.23
Value at end of period	$8.39	$6.57
Number of accumulation units outstanding at end of period	2,599	3,658
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.06	$18.15	$15.24	$12.95
Value at end of period	$12.31	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	2,150	6,403	5,316	1,310
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96	$11.23
Value at end of period	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96
Number of accumulation units outstanding at end of period	22,412	17,724	17,438	15,389	7,216	2,099	2,347
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.43	$18.56	$14.75	$11.68
Value at end of period	$14.99	$11.43	$18.56	$14.75
Number of accumulation units outstanding at end of period	4,474	3,595	3,783	1,788

CFI 242

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92	$7.26
Value at end of period	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35	$6.92
Number of accumulation units outstanding at end of period	4,821	2,662	1,960	2,702	1,260	761	815	0
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161	$11.569
Value at end of period	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161
Number of accumulation units outstanding at end of period	94,130	60,966	109,772	90,227	65,703	48,216	101,501	92,376	51,519	45,352
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.77	$14.31	$14.12	$12.12	$10.11
Value at end of period	$12.09	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	140,810	124,953	163,057	198,516	188,362
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.71	$11.64	$10.83	$10.11	$9.98
Value at end of period	$11.56	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	64,383	63,282	65,624	65,199	59,076
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.18	$22.29	$21.90	$19.11	$18.07	$16.60	$13.48	$18.432	$20.641	$18.956
Value at end of period	$16.13	$14.18	$22.29	$21.90	$19.11	$18.07	$16.60	$13.48	$18.432	$20.641
Number of accumulation units outstanding at end of period	18,846	6,106	16,380	35,876	30,985	30,067	36,247	24,869	14,691	7,678
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.78	$11.47	$11.29	$10.49	$10.45
Value at end of period	$12.96	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	4,162	2,612	1,035	523	186
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72	$10.20
Value at end of period	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02	$10.72
Number of accumulation units outstanding at end of period	25,607	23,609	27,138	23,365	18,181	2,786	17,091	3,470
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.30	$9.12	$9.35
Value at end of period	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	29,670	12,131	14,760
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.27	$11.24	$10.80	$10.27
Value at end of period	$8.94	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	5,995	4,298	3,634	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.74	$11.09	$10.58	$10.00
Value at end of period	$12.78	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	3,515	333	338	471
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.34	$11.08	$11.36
Value at end of period	$9.10	$7.34	$11.08
Number of accumulation units outstanding at end of period	25,900	19,687	17,868

CFI 243

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	920
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.63	$9.31
Value at end of period	$8.10	$6.63
Number of accumulation units outstanding at end of period	5,126	23
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	258
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	1,125
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.47
Value at end of period	$8.19
Number of accumulation units outstanding at end of period	1,053
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.95	$9.69
Value at end of period	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,481	181
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99	$7.92
Value at end of period	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83	$4.99
Number of accumulation units outstanding at end of period	4,543	3,260	2,802	3,845	3,387	2,397	1,953	840
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603	$17.641
Value at end of period	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603
Number of accumulation units outstanding at end of period	10,298	4,544	8,816	14,749	19,364	16,680	45,397	26,984	15,471	13,068
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.73	$12.09	$11.69	$10.68	$10.35
Value at end of period	$10.56	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	21,220	6,739	3,858	352	44
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.20	$12.55	$12.14	$10.91	$10.38
Value at end of period	$10.19	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	40,897	22,182	9,322	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.08	$12.99	$12.48	$11.07	$10.50
Value at end of period	$10.25	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	23,877	11,383	13,813	2,550	82

CFI 244

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$7.96	$13.40	$12.82	$11.28	$10.53
Value at end of period	$10.22	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	35,894	13,003	15,054	2,225	323
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.52
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	8
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.36	$11.37	$10.93	$10.42
Value at end of period	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	294	37	337	129
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264	$13.773
Value at end of period	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264
Number of accumulation units outstanding at end of period	5,581	5,189	8,445	6,303	3,972	5,634	20,711	20,360	17,388	17,253
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508	$15.799
Value at end of period	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508
Number of accumulation units outstanding at end of period	10,599	9,594	16,470	21,194	17,403	14,379	54,981	44,482	39,012	39,098
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617	$14.732
Value at end of period	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617
Number of accumulation units outstanding at end of period	16,476	12,123	17,776	18,294	17,281	12,416	327,871	338,865	352,350	371,913
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.15	$12.78	$12.39	$10.94	$10.82
Value at end of period	$12.05	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	37,922	15,304	7,785	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.53	$13.41	$11.97	$11.44	$9.93
Value at end of period	$11.22	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	63,514	60,842	108,033	121,511	102,308
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.48	$18.07	$17.74	$15.08	$14.68	$13.36
Value at end of period	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	17,771	12,811	14,080	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986	$20.233
Value at end of period	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986
Number of accumulation units outstanding at end of period	21,863	19,537	26,133	27,032	23,412	12,189	45,410	35,368	24,564	21,355
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.29	$10.20
Value at end of period	$8.21	$6.29
Number of accumulation units outstanding at end of period	9,054	6,568

CFI 245

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.67	$11.19	$11.06	$10.27
Value at end of period	$8.72	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	2,544	2,012	19	4
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313	$22.878
Value at end of period	$16.13	$11.28	$18.94	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313
Number of accumulation units outstanding at end of period	10,757	11,151	14,751	13,280	15,937	10,875	36,384	31,332	23,150	21,154
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.19	$9.61
Value at end of period	$10.66	$10.19
Number of accumulation units outstanding at end of period	940	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218	$12.945
Value at end of period	$9.40	$7.22	$12.13	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218
Number of accumulation units outstanding at end of period	6,558	5,387	8,217	9,746	12,914	10,418	50,580	48,567	39,153	34,058
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31	$7.77
Value at end of period	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65	$8.31
Number of accumulation units outstanding at end of period	13,994	4,314	5,370	8,121	5,424	799	4,412	980
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.22	$12.59	$11.90	$11.06	$10.15
Value at end of period	$11.18	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	95,098	68,007	107,065	153,266	131,180
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.59	$12.83	$12.66	$11.05	$10.33
Value at end of period	$10.52	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	4,621	2,463	1,550	865	162
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.65	$10.01	$11.04
Value at end of period	$8.54	$6.65	$10.01
Number of accumulation units outstanding at end of period	1,328	105	56
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.92	$19.54
Value at end of period	$17.06	$11.92
Number of accumulation units outstanding at end of period	574	504
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.23	$18.22
Value at end of period	$16.64	$12.23
Number of accumulation units outstanding at end of period	158	135
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.31	$8.66
Value at end of period	$7.25	$5.31
Number of accumulation units outstanding at end of period	6,064	1,689

CFI 246

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$6.33
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	5,930
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33	$8.14
Value at end of period	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27	$8.33
Number of accumulation units outstanding at end of period	14,278	11,888	13,420	17,462	30,949	25,033	11,066	1,427
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.85	$11.34	$10.70	$9.31
Value at end of period	$8.82	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	1,891	319	913	400
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.37	$16.88	$14.74	$12.45	$11.32	$10.71
Value at end of period	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	12,000	7,630	8,644	5,026	3,705	143
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$33.83	$65.88	$49.81	$40.27	$28.86	$21.55
Value at end of period	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	4,866	2,890	4,284	5,761	3,432	616
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$7.99	$13.01	$13.33	$11.73	$11.76
Value at end of period	$10.83	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	2,156	1,089	1,223	369	5
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$8.93	$13.04	$12.06	$11.02	$10.59	$10.16
Value at end of period	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	8,500	4,909	9,717	5,753	8,650	902
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.87	$11.84	$10.84	$10.88	$10.79	$10.43
Value at end of period	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	16,212	6,535	5,680	6,893	5,608	401
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.26	$12.73	$11.28
Value at end of period	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	2,721	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$7.67	$12.03	$11.50	$10.73	$10.65	$10.64
Value at end of period	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	3,435	2,520	1,741	1,078	381	6

CFI 247

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$5.99
Value at end of period	$7.77
Number of accumulation units outstanding at end of period	43
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.80
Value at end of period	$8.27
Number of accumulation units outstanding at end of period	38
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.34	$13.65	$12.47	$11.12	$11.61	$10.35
Value at end of period	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	15,901	4,362	5,820	6,150	2,887	72
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.70	$9.69
Value at end of period	$9.87	$8.70
Number of accumulation units outstanding at end of period	1,422	3,390
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.83	$14.66	$13.38	$12.21	$10.82	$9.79
Value at end of period	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	33,967	17,588	18,292	20,426	26,926	3,356
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.63	$10.48	$10.30
Value at end of period	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	3,515	2,123	24
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.02	$15.93	$14.74	$12.46	$11.41	$9.72
Value at end of period	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	7,402	3,397	4,651	4,582	1,558	620
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$8.42	$14.12	$13.56	$12.73	$11.40
Value at end of period	$11.83	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	4,803	1,032	4,015	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.74	$13.24	$12.89	$11.06	$10.82	$10.09
Value at end of period	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	23,825	29,780	19,876	18,846	13,613	4,346

CFI 248

Condensed Financial Information (continued)

TABLE 27

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.47
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	2,001
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Value at end of period	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101
Number of accumulation units outstanding at end of period	41,196	51,978	48,259	47,128	24,539	22,247	23,114	15,396	8,718	4,931
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Value at end of period	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887
Number of accumulation units outstanding at end of period	58,985	62,945	60,509	61,914	31,794	36,651	36,257	29,057	19,324	7,623
ALGER GREEN FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.12
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	550
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.17
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	13,148
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.23
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.08
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	13,688
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.73	$10.46
Value at end of period	$7.91	$5.73
Number of accumulation units outstanding at end of period	12,780	1,880
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.51
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	57

CFI 249

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743	$16.455
Value at end of period	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743
Number of accumulation units outstanding at end of period	32,907	35,566	32,304	26,160	20,886	16,388	11,778	8,571	3,686	999
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.08	$8.94
Value at end of period	$7.94	$6.08
Number of accumulation units outstanding at end of period	2,198	1,166
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.35	$19.34	$16.47	$13.69	$11.45	$9.95
Value at end of period	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	167,669	127,676	92,487	48,828	24,162	3,553
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.55	$21.59	$23.79	$19.84	$18.19	$16.20
Value at end of period	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	35,143	38,157	32,742	30,174	19,924	6,364
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985	$21.67
Value at end of period	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985
Number of accumulation units outstanding at end of period	318,093	332,769	304,741	261,881	199,896	129,478	74,453	41,896	27,983	18,640
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935	$15.815
Value at end of period	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935
Number of accumulation units outstanding at end of period	143,170	156,680	158,307	152,764	131,013	109,939	77,041	45,787	25,563	15,146
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733	$23.581
Value at end of period	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733
Number of accumulation units outstanding at end of period	119,463	134,845	126,275	117,621	115,218	108,714	100,006	69,331	47,070	33,790
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693	$18.391
Value at end of period	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693
Number of accumulation units outstanding at end of period	24,291	27,668	22,910	21,543	17,720	15,876	12,355	11,033	9,531	8,005
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.64
Value at end of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	66,301	60,560	53,895	48,595	38,989	24,929	9,229	2,036
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.10	$9.89
Value at end of period	$8.03	$6.10
Number of accumulation units outstanding at end of period	38,454	4,596
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$9.75
Value at end of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	17,480	15,366	15,180	15,798	10,540	6,474	1,134	126

CFI 250

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.87	$19.53	$16.98	$13.31	$11.68	$9.75
Value at end of period	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	55,265	54,619	43,902	22,729	6,367	529
ING BALANCED PORTFOLIO
Value at beginning of period	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747	$17.052
Value at end of period	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747
Number of accumulation units outstanding at end of period	66,784	88,950	93,827	87,400	91,050	97,061	33,013	16,260	7,085	6,532
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.32	$10.85	$10.52
Value at end of period	$8.38	$6.32	$10.85
Number of accumulation units outstanding at end of period	1,624	2,700	586
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$9.36
Value at end of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	56,618	53,816	47,125	35,472	33,006	15,184	6,758	180
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.28	$10.42	$10.68
Value at end of period	$8.10	$6.28	$10.42
Number of accumulation units outstanding at end of period	73,143	77,452	73,368
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828	$9.934
Value at end of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828
Number of accumulation units outstanding at end of period	98,249	89,358	96,236	63,627	69,010	64,006	50,843	24,372	10,887	2,632
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.07	$9.99	$12.30	$10.44
Value at end of period	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	48,613	36,902	26,249	17,184
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.66	$10.23	$10.06	$9.09
Value at end of period	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	6,389	3,523	983	178
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$12.02
Value at end of period	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	16,216	15,210	10,444	8,450	6,870	4,882	1,180	5
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.52	$13.51	$12.60	$11.21	$11.03
Value at end of period	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	16,362	15,475	9,420	5,597	1,447

CFI 251

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.88	$14.77	$13.07	$11.82	$10.23
Value at end of period	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	43,590	26,069	13,295	10,389	3,998
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.84	$13.46	$9.68
Value at end of period	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	115,701	101,622	71,073
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929	$19.253
Value at end of period	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929
Number of accumulation units outstanding at end of period	67,546	95,114	107,258	120,422	117,339	126,306	102,355	80,183	75,992	53,513
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044
Value at end of period	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618
Number of accumulation units outstanding at end of period	136,322	147,669	144,971	145,259	127,900	116,478	90,606	55,062	34,503	23,353
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Value at end of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Number of accumulation units outstanding at end of period	147,186	151,967	149,600	149,158	125,931	104,291	64,629	36,994	9,459	2,019
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$8.614
Value at end of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Number of accumulation units outstanding at end of period	88,723	94,434	94,066	98,473	83,955	67,254	41,585	19,031	4,435	693
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711	$11.738
Value at end of period	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711
Number of accumulation units outstanding at end of period	111,203	121,609	123,836	98,873	83,799	63,863	53,049	44,358	28,418	9,827
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.92	$9.13
Value at end of period	$7.47	$5.92
Number of accumulation units outstanding at end of period	26,079	180
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.93
Value at end of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	41,226	40,503	42,483	34,799	27,500	12,652	6,812	2,895
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.73	$9.53
Value at end of period	$7.72	$5.73
Number of accumulation units outstanding at end of period	3,406	506

CFI 252

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.83	$24.58	$17.98	$13.40	$11.32
Value at end of period	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	27,745	32,316	27,218	15,244	4,853
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$8.85
Value at end of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	19,312	20,976	20,009	16,290	10,412	6,702	1,085	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.74	$12.63	$13.01	$11.29	$11.37
Value at end of period	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	6,436	5,553	4,267	901	69
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.48	$10.79	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274	$18.873
Value at end of period	$8.46	$6.48	$10.79	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274
Number of accumulation units outstanding at end of period	39,780	52,531	62,153	62,516	67,891	75,333	66,466	48,155	39,073	32,839
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.99	$11.12	$10.79	$9.57
Value at end of period	$8.21	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	194,531	223,698	223,549	3,100
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.68
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	20
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.04	$18.13	$15.22	$12.43	$10.70
Value at end of period	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	8,557	9,615	9,110	2,816	828
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95	$11.13
Value at end of period	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95
Number of accumulation units outstanding at end of period	95,289	85,309	84,449	73,280	65,612	31,171	1,615
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.41	$18.54	$14.74	$11.41	$10.99
Value at end of period	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	44,363	42,079	34,877	10,349	414
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$8.84
Value at end of period	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	10,461	9,681	7,627	7,346	6,578	5,605	2,261	197
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133	$11.548
Value at end of period	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133
Number of accumulation units outstanding at end of period	570,885	813,394	583,468	293,491	189,735	130,565	85,894	68,473	31,487	24,433

CFI 253

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.76	$14.86	$14.12	$12.12	$10.42
Value at end of period	$12.08	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	363,926	423,529	421,438	382,245	349,097
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70	$11.62	$10.82	$10.10	$9.98
Value at end of period	$11.64	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	166,621	168,466	151,703	127,633	125,805
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Value at end of period	$16.03	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602
Number of accumulation units outstanding at end of period	48,135	28,505	27,932	31,057	31,940	32,827	31,378	20,086	7,402	1,988
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.77	$11.46	$11.28	$10.48	$10.42
Value at end of period	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	18,088	11,336	10,676	4,932	266
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.14
Value at end of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	192,986	143,141	99,218	69,753	55,455	35,513	19,253	4,226
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.29	$9.11	$9.34
Value at end of period	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	142,095	156,353	134,203
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.26	$11.23	$10.79	$10.02
Value at end of period	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	18,748	14,630	12,646	126
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.73	$11.08	$10.58	$10.05
Value at end of period	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	15,217	12,276	8,142	616
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.33	$11.07	$10.60	$9.58
Value at end of period	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	82,035	82,796	83,622	277
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	4,441
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.63	$9.13
Value at end of period	$8.10	$6.63
Number of accumulation units outstanding at end of period	15,941	34

CFI 254

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	1,766
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	4,414
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.91	$9.42
Value at end of period	$8.18	$5.91
Number of accumulation units outstanding at end of period	3,691	116
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.95	$9.59
Value at end of period	$8.69	$6.95
Number of accumulation units outstanding at end of period	2,901	292
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$7.76
Value at end of period	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	10,305	15,178	11,546	11,518	9,521	8,830	4,177	1,120
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Value at end of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Number of accumulation units outstanding at end of period	24,312	25,923	27,307	38,682	38,894	38,794	36,393	26,952	15,435	9,885
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.72	$12.07	$11.68	$10.68	$10.23
Value at end of period	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	116,541	81,062	33,844	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.19	$12.53	$12.13	$10.91	$10.67
Value at end of period	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	82,789	45,543	22,806	3,474	1,659
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	92,869	63,053	29,608	11,636	5,440
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$7.95	$13.38	$12.81	$11.27	$10.82
Value at end of period	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	71,842	40,658	19,854	4,298	263
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.64	$7.44
Value at end of period	$9.07	$7.64
Number of accumulation units outstanding at end of period	1,563	4,030

CFI 255

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.91	$6.90
Value at end of period	$8.49	$6.91
Number of accumulation units outstanding at end of period	3,939	178
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.34	$11.35	$10.92	$10.22
Value at end of period	$10.81	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	10,308	5,442	3,712	3,215
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231	$13.748
Value at end of period	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231
Number of accumulation units outstanding at end of period	34,080	22,604	14,427	13,450	15,934	13,525	8,080	9,559	8,425	7,350
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472	$15.77
Value at end of period	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472
Number of accumulation units outstanding at end of period	50,097	43,263	45,479	38,767	29,864	20,916	14,993	9,024	8,645	4,619
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584	$14.705
Value at end of period	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584
Number of accumulation units outstanding at end of period	71,490	47,688	40,202	39,861	39,355	28,210	21,897	14,720	13,693	11,050
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.14	$12.76	$12.38	$10.93	$10.20
Value at end of period	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	454,755	373,017	288,646	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.75	$13.80	$12.32	$11.44	$10.24
Value at end of period	$11.20	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	151,794	167,991	154,634	139,018	140,432
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93	$11.34
Value at end of period	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93
Number of accumulation units outstanding at end of period	69,003	59,043	49,380	35,062	21,697	5,534	773
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939	$20.196
Value at end of period	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939
Number of accumulation units outstanding at end of period	80,998	85,842	87,681	69,189	56,851	43,781	28,395	15,100	7,849	2,906
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	47,069	45,957
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.66	$11.18	$11.06	$10.21
Value at end of period	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	11,210	7,233	6,749	2,343

CFI 256

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264	$22.836
Value at end of period	$16.02	$11.21	$18.83	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264
Number of accumulation units outstanding at end of period	27,027	20,170	21,760	18,313	17,427	18,406	20,661	16,371	9,841	6,816
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.19	$9.86
Value at end of period	$10.65	$10.19
Number of accumulation units outstanding at end of period	9,615	2,233
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19	$12.922
Value at end of period	$9.34	$7.17	$12.06	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19
Number of accumulation units outstanding at end of period	27,971	35,917	34,407	30,367	29,699	27,297	14,768	10,578	8,680	4,913
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$8.58
Value at end of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	66,761	71,895	74,788	71,555	57,719	25,515	4,065	758
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.52	$12.58	$12.31	$11.06	$10.33
Value at end of period	$11.54	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	290,160	298,358	306,176	299,371	267,316
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	28,169	22,145	20,052	14,574	4,274
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.64	$10.00	$10.51	$9.43
Value at end of period	$8.53	$6.64	$10.00	$10.51
Number of accumulation units outstanding at end of period	2,534	1,843	910	1,353
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.78	$28.61	$28.86
Value at end of period	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	51	41	31
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.30	$8.74	$9.41
Value at end of period	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	136	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.15	$7.30
Value at end of period	$9.08	$7.15
Number of accumulation units outstanding at end of period	1,456	28
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.68
Value at end of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	102,003	107,585	108,442	87,368	69,215	33,044	13,050	4,185

CFI 257

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.84	$11.33	$10.69	$9.79
Value at end of period	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	6,537	3,662	3,751	50
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.34	$16.85	$14.72	$12.44	$11.32	$10.09
Value at end of period	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	59,944	52,270	40,786	27,001	13,878	5,595
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$33.69	$65.63	$49.65	$40.16	$28.79	$21.29
Value at end of period	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	47,303	44,277	38,360	29,258	19,044	3,753
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.98	$12.99	$13.32	$11.72	$10.94
Value at end of period	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	15,116	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.89	$12.99	$12.02	$10.99	$10.56	$9.65
Value at end of period	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	69,765	59,920	47,571	41,376	30,553	8,390
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.85	$11.82	$10.83	$10.87	$10.78	$10.45
Value at end of period	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	117,674	80,142	39,815	30,508	27,020	6,280
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.25	$12.73	$10.19
Value at end of period	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	45,739	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$7.66	$12.00	$11.48	$10.72	$10.65	$9.97
Value at end of period	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	36,257	26,322	23,291	15,110	8,221	3,419
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.17	$8.80
Value at end of period	$7.76	$6.17
Number of accumulation units outstanding at end of period	10,471	460
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$5.45	$5.90
Value at end of period	$8.27	$5.45
Number of accumulation units outstanding at end of period	7,244	2,489

CFI 258

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.31	$13.63	$12.45	$11.11	$11.61	$9.98
Value at end of period	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	135,707	109,146	63,434	27,115	20,640	9,002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.70	$9.66
Value at end of period	$9.87	$8.70
Number of accumulation units outstanding at end of period	12,439	1,634
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.81	$14.63	$13.37	$12.20	$10.82	$10.02
Value at end of period	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	314,662	260,809	223,431	158,071	98,047	29,615
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.63	$10.48	$10.07
Value at end of period	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	20,191	8,775	1,545
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.00	$15.90	$14.72	$12.45	$11.41	$9.93
Value at end of period	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	47,807	44,494	34,375	17,561	8,048	3,245
WANGER USA
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.40	$14.10	$13.55	$12.72	$11.57	$10.25
Value at end of period	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	36,277	32,657	24,212	16,266	8,700	2,505
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.72	$13.21	$12.88	$11.05	$10.82	$10.05
Value at end of period	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	187,503	169,986	160,198	106,492	72,248	25,186

TABLE 28

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091	$13.748
Value at end of period	$7.78	$6.51	$11.46	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091
Number of accumulation units outstanding at end of period	0	4,679	4,659	5,147	3,417	4,187	3,132	1,967	1,797	640
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878	$11.712
Value at end of period	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878
Number of accumulation units outstanding at end of period	2,650	3,168	3,309	2,377	468	436	6,389	12,359	9,769	4,846

CFI 259

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707	$16.426
Value at end of period	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707
Number of accumulation units outstanding at end of period	0	246	188	141	155	2,160	4,323	2,163	1,989	1,433
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.32	$19.30	$16.45	$13.68	$11.28
Value at end of period	$15.55	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	189	560	1,333	955	439
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.49	$21.51	$23.72	$19.79	$17.50
Value at end of period	$18.58	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	8,509	3,296	5,590	2,150	22
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938	$21.631
Value at end of period	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938
Number of accumulation units outstanding at end of period	3,320	7,532	8,708	5,566	9,167	5,932	4,024	4,346	6,241	10,383
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896	$15.786
Value at end of period	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896
Number of accumulation units outstanding at end of period	8,916	9,766	9,591	5,875	7,451	4,708	15,625	10,472	8,325	6,031
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684	$23.538
Value at end of period	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684
Number of accumulation units outstanding at end of period	7,923	10,510	14,704	8,209	14,733	20,564	26,754	15,963	14,252	23,713
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659	$18.357
Value at end of period	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659
Number of accumulation units outstanding at end of period	1,735	2,713	6,676	8,612	6,771	5,756	3,721	2,003	1,871	2,481
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22	$11.46
Value at end of period	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02	$9.22
Number of accumulation units outstanding at end of period	1,892	1,663	2,216	543	5,018	2,749	42	111
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.75
Value at end of period	$8.02
Number of accumulation units outstanding at end of period	41
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.91	$15.05	$15.70	$14.83
Value at end of period	$14.61	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	0	180	219	208
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.85	$19.49	$16.96	$13.30	$12.61
Value at end of period	$12.87	$10.85	$19.49	$16.96	$13.30
Number of accumulation units outstanding at end of period	0	22	3,486	6	0
ING BALANCED PORTFOLIO
Value at beginning of period	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708	$17.021
Value at end of period	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708
Number of accumulation units outstanding at end of period	2,748	4,493	4,067	4,362	3,142	2,785	894	468	3,721	4,388

CFI 260

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.31	$10.84	$11.14
Value at end of period	$8.36	$6.31	$10.84
Number of accumulation units outstanding at end of period	2	0	1
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.58	$18.24	$17.42	$15.31	$14.45	$11.62
Value at end of period	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	598	69	1,570	1,082	3,170	1,537
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.28	$10.41	$10.68
Value at end of period	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	11,667	15,644	12,366
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826	$10.134
Value at end of period	$4.41	$2.93	$4.93	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826
Number of accumulation units outstanding at end of period	2,395	2,453	2,876	2,697	2,207	971	133	2,978	2,131	857
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.06	$9.98	$12.79
Value at end of period	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	1,775	3,121	2,872
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.65	$10.23	$11.04
Value at end of period	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	31	1	7
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.56	$20.94	$20.37	$18.12	$17.67	$17.05
Value at end of period	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	286	289	289	290	697	412
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.50	$13.49	$12.59	$11.55
Value at end of period	$11.26	$9.50	$13.49	$12.59
Number of accumulation units outstanding at end of period	110	101	70	84
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.86	$14.75	$13.06	$12.65
Value at end of period	$12.18	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	202	729	115	522
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.83	$13.45	$9.68
Value at end of period	$10.63	$7.83	$13.45
Number of accumulation units outstanding at end of period	5	151	1,588

CFI 261

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89	$19.218
Value at end of period	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89
Number of accumulation units outstanding at end of period	1,109	6,473	2,814	3,228	7,007	7,112	10,759	1,236	10,253	12,706
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574	$23.006
Value at end of period	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574
Number of accumulation units outstanding at end of period	790	6,249	9,544	8,144	8,968	13,198	16,186	16,377	12,543	18,316
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731	$12.445
Value at end of period	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731
Number of accumulation units outstanding at end of period	1,043	2,639	2,388	4,107	4,393	12,306	12,239	11,165	1,285	1,744
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447	$9.637
Value at end of period	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447
Number of accumulation units outstanding at end of period	419	1,358	843	843	1,157	627	390	1,406	172	22
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681	$11.717
Value at end of period	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681
Number of accumulation units outstanding at end of period	5,386	5,294	9,582	6,279	9,308	8,586	9,239	8,314	4,921	7,648
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.25
Value at end of period	$7.47
Number of accumulation units outstanding at end of period	10
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97	$9.86
Value at end of period	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22	$7.97
Number of accumulation units outstanding at end of period	2,989	3,622	3,381	487	2,242	1,542	432	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.81	$24.55	$17.96	$14.06
Value at end of period	$20.00	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	82	352	411	16
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.72	$9.60
Value at end of period	$10.96	$8.72
Number of accumulation units outstanding at end of period	0	454
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.44	$10.73	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244	$18.838
Value at end of period	$8.41	$6.44	$10.73	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244
Number of accumulation units outstanding at end of period	841	4,770	3,809	3,228	3,610	4,455	7,087	1,042	2,994	11,429
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.98	$11.11	$10.96
Value at end of period	$8.20	$6.98	$11.11
Number of accumulation units outstanding at end of period	1,497	2,543	7,355
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.02	$18.10	$15.26
Value at end of period	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	21	0	8

CFI 262

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95	$10.96
Value at end of period	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95
Number of accumulation units outstanding at end of period	394	1,274	5,338	4,659	2,566	1,368	169
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.38	$18.52	$17.64
Value at end of period	$14.92	$11.38	$18.52
Number of accumulation units outstanding at end of period	1,716	2,296	1,399
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$9.09	$14.76	$11.90	$11.18	$10.26	$10.28
Value at end of period	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	106	2,003	2,033	893	97	30
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105	$11.527
Value at end of period	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105
Number of accumulation units outstanding at end of period	10,290	8,506	12,666	8,582	16,829	20,307	20,580	18,597	17,088	11,514
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.74	$14.84	$14.11	$12.11	$10.41
Value at end of period	$12.04	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	10,091	22,730	17,167	12,183	23,465
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.68	$11.60	$10.81	$10.10	$9.97
Value at end of period	$11.61	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	9,467	15,655	13,838	10,234	10,608
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.02	$22.05	$21.69	$18.94	$17.93	$16.49	$13.41	$18.345	$20.564	$18.904
Value at end of period	$15.92	$14.02	$22.05	$21.69	$18.94	$17.93	$16.49	$13.41	$18.345	$20.564
Number of accumulation units outstanding at end of period	514	2,770	2,018	2,002	2,281	7,192	6,566	4,993	1,796	8,401
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.75	$11.44	$11.27	$10.71
Value at end of period	$12.90	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	49	49	38	31
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71	$10.35
Value at end of period	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00	$10.71
Number of accumulation units outstanding at end of period	1,628	1,679	7,861	1,369	2,532	7,999	4,202	639
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.28	$9.11	$9.34
Value at end of period	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	4,380	7,697	6,555
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.25	$11.22	$10.72
Value at end of period	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	57	23	1,020

CFI 263

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.72	$11.08	$10.85
Value at end of period	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	32	0	7
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.32	$11.06	$11.92
Value at end of period	$9.06	$7.32	$11.06
Number of accumulation units outstanding at end of period	12,871	14,060	16,677
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	10
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.88
Value at end of period	$8.09
Number of accumulation units outstanding at end of period	191
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	25
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.81
Number of accumulation units outstanding at end of period	60
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.23	$9.63	$9.64
Value at end of period	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	148	149	151
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534	$21.056
Value at end of period	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534
Number of accumulation units outstanding at end of period	1,182	2,733	4,675	4,188	5,495	7,600	7,535	6,069	4,254	14,212
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.70	$12.05	$11.67	$10.82
Value at end of period	$10.51	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	4,000	3,176	208	499
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.17	$12.52	$12.12	$10.90	$10.89
Value at end of period	$10.14	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	959	2,997	4,652	2,596	10

CFI 264

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.05	$12.95	$12.46	$11.28
Value at end of period	$10.20	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	2,120	1,997	670	317
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$7.93	$13.37	$12.80	$11.52
Value at end of period	$10.17	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	0	1,916	167	131
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.33	$11.34	$11.08
Value at end of period	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	5	0	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198	$13.723
Value at end of period	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198
Number of accumulation units outstanding at end of period	485	2,937	4,688	4,062	3,337	5,870	2,876	2,236	2,683	6,774
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436	$15.742
Value at end of period	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436
Number of accumulation units outstanding at end of period	57	81	8,149	9,356	19,823	17,515	5,547	8,197	7,857	12,799
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55	$14.679
Value at end of period	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55
Number of accumulation units outstanding at end of period	0	4,119	10,833	11,053	10,885	9,612	4,870	5,796	5,657	14,624
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.12	$12.74	$12.37	$11.14
Value at end of period	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	452	2,670	7,333	348
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.73	$13.78	$12.31	$11.43	$10.23
Value at end of period	$11.17	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	8,265	13,902	12,859	8,139	12,957
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.42	$17.98	$17.68	$15.04	$14.32
Value at end of period	$14.08	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	361	41	205	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893	$20.16
Value at end of period	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893
Number of accumulation units outstanding at end of period	1,608	5,199	3,002	3,561	4,376	3,745	5,379	223	559	5,083
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.19	$6.28
Number of accumulation units outstanding at end of period	836	2,080

CFI 265

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.65	$11.17	$11.20
Value at end of period	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	5	0	400
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214	$22.794
Value at end of period	$15.91	$11.13	$18.72	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214
Number of accumulation units outstanding at end of period	353	1,282	1,157	1,158	679	835	1,999	2,413	3,331	2,742
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162	$12.898
Value at end of period	$9.27	$7.13	$11.99	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162
Number of accumulation units outstanding at end of period	0	1,069	914	769	818	506	1,817	1,314	642	2,272
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63	$9.28
Value at end of period	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63
Number of accumulation units outstanding at end of period	166	369	2,440	458	287	97	388
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.50	$12.57	$12.29	$11.05	$10.32
Value at end of period	$11.51	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	12,773	16,213	16,041	12,530	27,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.56	$12.80	$12.64	$11.28
Value at end of period	$10.47	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	1,319	156	413	836
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24	$8.79
Value at end of period	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24
Number of accumulation units outstanding at end of period	1,318	2,106	2,865	2,317	7,019	8,043	799
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.83	$11.32	$11.05
Value at end of period	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	60	18	17
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.32	$16.82	$14.70	$12.87
Value at end of period	$14.00	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	872	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$33.54	$65.39	$49.49	$40.05	$28.73	$21.93
Value at end of period	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	1,892	656	3,058	1,797	979	1,423
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.96	$12.97	$13.42
Value at end of period	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	44	0	7
CFI 266

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$8.85	$12.94	$11.98	$10.96	$10.34
Value at end of period	$10.60	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	3,008	944	2,657	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.82	$11.80	$10.81	$10.86	$10.84
Value at end of period	$12.64	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	5,515	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.25	$12.73	$11.12
Value at end of period	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	9	0	4
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period		$11.98	$11.47	$10.75
Value at end of period		$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period		0	66	61
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.83
Value at end of period	$7.75
Number of accumulation units outstanding at end of period	7
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$13.60	$12.43	$11.10	$11.61	$10.65
Value at end of period		$14.27	$13.60	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period		0	760	917	599	1,853
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.78	$14.61	$13.35	$12.19	$10.81	$9.71
Value at end of period	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	7,274	3,386	9,502	3,477	954	547
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$5.62	$5.62
Value at end of period	$8.32	$5.62
Number of accumulation units outstanding at end of period	8	1
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$7.98	$15.87	$14.70	$12.66
Value at end of period	$13.09	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	301	603	595	104
WANGER USA
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.38	$14.07	$13.53	$12.71	$10.97
Value at end of period	$11.76	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	543	489	3,789	393	186

CFI 267

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.70	$13.19	$12.86	$11.22
Value at end of period	$10.22	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	5	0	54	408

TABLE 29

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081	$14.449
Value at end of period	$7.74	$6.48	$11.41	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081
Number of accumulation units outstanding at end of period	3,264	6,683	6,818	9,819	4,933	4,017	3,007	1,290	1,035	91
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87	$11.204
Value at end of period	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87
Number of accumulation units outstanding at end of period	9,942	10,490	9,584	10,250	7,243	4,625	3,571	1,872	1,187	32
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.61
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	500
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.22
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	598
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.57
Value at end of period	$7.89
Number of accumulation units outstanding at end of period	1
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67	$15.73
Value at end of period	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67
Number of accumulation units outstanding at end of period	2,704	2,662	2,502	2,482	3,002	3,526	3,005	1,649	1,719	170
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.30	$19.26	$16.43	$13.67	$11.44	$11.05
Value at end of period	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	9,436	4,956	2,773	5,899	2,922	1,297
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.43	$21.43	$23.64	$19.73	$18.11	$15.67
Value at end of period	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	117	83	73	447	432	19

CFI 268

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892	$20.986
Value at end of period	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892
Number of accumulation units outstanding at end of period	7,028	4,197	5,307	10,023	7,591	19,628	6,046	161	200	110
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856	$13.91
Value at end of period	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856
Number of accumulation units outstanding at end of period	2,975	2,621	3,128	6,563	7,390	11,385	6,516	1,835	1,669	79
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637	$23.491
Value at end of period	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637
Number of accumulation units outstanding at end of period	9,320	9,925	9,568	14,254	16,795	28,242	15,080	1,966	2,316	569
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625	$17.843
Value at end of period	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625
Number of accumulation units outstanding at end of period	664	646	754	3,377	3,682	2,331	968	226	121	14
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01	$9.12
Value at end of period	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01
Number of accumulation units outstanding at end of period	1,407	505	710	5,208	4,818	445	637
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.09	$5.66
Value at end of period	$8.02	$6.09
Number of accumulation units outstanding at end of period	9	1
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80	$7.72
Value at end of period	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80
Number of accumulation units outstanding at end of period	147	134	195	285	250	1,121	126
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.82	$19.46	$16.93	$13.29	$11.60
Value at end of period	$12.84	$10.82	$19.46	$16.93	$13.29
Number of accumulation units outstanding at end of period	448	93	73	943	6
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67	$16.663
Value at end of period	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67
Number of accumulation units outstanding at end of period	3,283	2,296	1,853	1,626	2,044	4,331	1,104	519	531	74
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68	$8.89
Value at end of period	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43	$8.68
Number of accumulation units outstanding at end of period	1,595	916	1,389	6,111	5,624	6,600	2,464	1

CFI 269

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.41	$10.68
Value at end of period	$8.08	$6.27	$10.41
Number of accumulation units outstanding at end of period	4,526	3,651	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426	$5.893
Value at end of period	$4.39	$2.92	$4.91	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426
Number of accumulation units outstanding at end of period	4,034	170	223	17,622	15,395	9,089	7,676	1,865	765
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.84	$6.70
Number of accumulation units outstanding at end of period	267	169
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$5.61		$12.29	$10.47
Value at end of period	$8.11		$9.97	$12.29
Number of accumulation units outstanding at end of period	2,022		0	136
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$6.55
Value at end of period	$8.18
Number of accumulation units outstanding at end of period	209
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49	$16.10
Value at end of period	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49
Number of accumulation units outstanding at end of period	206	1	109	268	155	114	1
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.48	$13.48	$12.58	$11.55
Value at end of period	$11.23	$9.48	$13.48	$12.58
Number of accumulation units outstanding at end of period	345	13	28	144
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.85	$14.73	$13.05	$12.42
Value at end of period	$12.15	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	1,932	1,097	28	1,659
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.83	$13.44	$9.68
Value at end of period	$10.62	$7.83	$13.44
Number of accumulation units outstanding at end of period	1,251	493	274
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851	$18.079
Value at end of period	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851
Number of accumulation units outstanding at end of period	213	15	15	861	2,032	4,384	8,525	417	262	66

CFI 270

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53	$21.21
Value at end of period	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53
Number of accumulation units outstanding at end of period	1,244	1,573	1,785	3,078	3,115	18,809	7,273	880	593	167
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712	$12.42
Value at end of period	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712
Number of accumulation units outstanding at end of period	1,595	735	1,975	10,235	9,579	8,428	4,942	895	1,324	101
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433	$9.777
Value at end of period	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433
Number of accumulation units outstanding at end of period	840	63	278	1,404	1,143	4,883	2,683	583	228	15
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652	$11.769
Value at end of period	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652
Number of accumulation units outstanding at end of period	3,587	3,014	3,959	4,802	5,020	11,955	9,277	436	480	58
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.87
Value at end of period	$7.46
Number of accumulation units outstanding at end of period	102
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21	$7.76
Value at end of period	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21
Number of accumulation units outstanding at end of period	237	225	433	654	1,087	937	170
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.18		$17.95	$13.40	$11.85
Value at end of period	$19.95		$24.52	$17.95	$13.40
Number of accumulation units outstanding at end of period	6		0	1,019	592
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76	$10.37
Value at end of period	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76
Number of accumulation units outstanding at end of period	132	198	240	158	524	4,854	1,778
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period			$12.99	$13.05
Value at end of period			$12.60	$12.99
Number of accumulation units outstanding at end of period			0	20
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2000)
Value at beginning of period	$6.40	$10.66	$10.99	$10.10	$9.18	$8.48	$6.30	$9.749	$13.213	$17.60
Value at end of period	$8.35	$6.40	$10.66	$10.99	$10.10	$9.18	$8.48	$6.78	$9.749	$13.213
Number of accumulation units outstanding at end of period	1,719	1,666	1,676	3,179	2,856	3,827	1,737	0	296	199

CFI 271

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.97	$11.10	$10.96
Value at end of period	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	6,037	1,369	3,617
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.29
Value at end of period	$8.37
Number of accumulation units outstanding at end of period	2
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period			$15.20	$12.95
Value at end of period			$18.08	$15.20
Number of accumulation units outstanding at end of period			0	74
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95	$11.58
Value at end of period	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95
Number of accumulation units outstanding at end of period	808	428	1,045	2,806	2,388	779	53
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.36	$18.49	$14.71	$12.74
Value at end of period	$14.89	$11.36	$18.49	$14.71
Number of accumulation units outstanding at end of period	110	90	21	590
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31	$7.52
Value at end of period	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31
Number of accumulation units outstanding at end of period	175	35	14	14	14	311	72
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077	$11.577
Value at end of period	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077
Number of accumulation units outstanding at end of period	10,021	2,810	3,458	14,216	15,901	19,620	10,100	5,344	5,210	47
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.39	$14.24	$13.55	$11.64	$10.01
Value at end of period	$11.55	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	12,915	11,716	15,972	40,349	37,653
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.69	$11.63	$10.70	$10.00	$9.91
Value at end of period	$11.63	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	1,432	2,223	3,251	17,226	19,281
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$13.93	$21.94	$21.59	$18.86	$17.86	$16.43	$13.37	$18.302	$20.526	$17.51
Value at end of period	$15.82	$13.93	$21.94	$21.59	$18.86	$17.86	$16.43	$13.37	$18.302	$20.526
Number of accumulation units outstanding at end of period	598	83	55	753	687	2,965	1,853	139	165	28

CFI 272

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.01		$11.26	$10.82
Value at end of period	$12.87		$11.43	$11.26
Number of accumulation units outstanding at end of period	2		0	8
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99	$10.75
Value at end of period	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99
Number of accumulation units outstanding at end of period	8,360	3,297	4,954	11,059	10,810	8,418	3,594
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.27	$9.10	$9.33
Value at end of period	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	197	312	939
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.24	$11.21	$11.78
Value at end of period	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	0	114	86
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.71	$11.07	$10.57	$10.33
Value at end of period	$12.71	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	536	113	86	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.31	$11.05	$11.34
Value at end of period	$9.05	$7.31	$11.05
Number of accumulation units outstanding at end of period	1,710	1,652	1,767
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.88
Value at end of period	$8.08
Number of accumulation units outstanding at end of period	47
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	32
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period			$8.84	$7.96	$7.39	$6.80	$4.95
Value at end of period			$9.60	$8.84	$7.96	$7.39	$6.80
Number of accumulation units outstanding at end of period			0	173	670	639	1

CFI 273

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499	$22.46
Value at end of period	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499
Number of accumulation units outstanding at end of period	2,138	894	2,062	3,942	3,575	2,135	813	3	372	132
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.19		$11.67	$10.67	$10.44
Value at end of period	$10.48		$12.04	$11.67	$10.44
Number of accumulation units outstanding at end of period	6,516		0	1,233	670
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.15	$12.50	$12.11	$11.33
Value at end of period	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	22,876	73	129	56
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.04	$11.97
Value at end of period	$10.18	$8.04
Number of accumulation units outstanding at end of period	7,736	17
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.92	$13.35	$12.79	$11.69
Value at end of period	$10.15	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	7,127	13	16	19
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642	$13.694
Value at end of period	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642
Number of accumulation units outstanding at end of period	24	16	20	64	323	186	137	3	3
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40	$16.103
Value at end of period	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40
Number of accumulation units outstanding at end of period	400	0	44	187	431	2,284	227	9	9	13
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01	$13.01		$14.516	$14.793
Value at end of period	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01		$14.082	$14.516
Number of accumulation units outstanding at end of period	25	16	111	1,035	873	5,024	32		0	4
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.10	$12.73	$12.36	$10.93	$10.42
Value at end of period	$11.96	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	20,075	335	3,617	158	7
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.49	$13.35	$11.93	$11.09	$9.80
Value at end of period	$10.81	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	12,833	11,994	11,270	28,554	31,054

CFI 274

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.38	$17.94	$17.65	$15.02	$14.65	$12.86
Value at end of period	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	3,596	425	490	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847	$19.539
Value at end of period	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847
Number of accumulation units outstanding at end of period	2,781	2,265	2,270	12,835	13,347	5,537	2,783	374	347	88
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.19	$6.28
Number of accumulation units outstanding at end of period	920	16
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.64	$11.16	$11.05	$9.70
Value at end of period	$8.67	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	75	30	0	19
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165	$24.002
Value at end of period	$15.80	$11.06	$18.61	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165
Number of accumulation units outstanding at end of period	1	0	127	1,103	1,266	2,100	1,051	889	597	32
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.27
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	585
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133	$12.502
Value at end of period	$9.21	$7.08	$11.92	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133
Number of accumulation units outstanding at end of period	735	579	961	6,998	6,720	1,012	0	341	248	49
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62	$8.54
Value at end of period	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62
Number of accumulation units outstanding at end of period	715	354	624	2,122	2,269	1,467	236
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.17	$12.13	$11.87	$10.68	$9.98
Value at end of period	$11.10	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	4,654	3,354	2,989	26,430	30,869
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.55	$12.78	$12.63	$11.04	$10.47
Value at end of period	$10.45	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	268	219	157	1,198	696

CFI 275

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.31
Value at end of period	$9.06
Number of accumulation units outstanding at end of period	13
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23	$7.74
Value at end of period	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23
Number of accumulation units outstanding at end of period	3,620	1,998	2,430	6,228	5,844	5,107	1,170
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.82	$11.31	$10.82
Value at end of period	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	1,252	115	86
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.30	$16.79	$14.68	$12.42	$11.31	$9.90
Value at end of period	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	630	192	166	362	259	21
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$33.40	$65.15	$49.34	$39.94	$28.67	$22.02
Value at end of period	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	613	237	332	553	692	49
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$7.95	$12.96	$13.29	$11.72	$10.89
Value at end of period	$10.76	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	1,915	1,644	2,476	2,944	1,517
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.81	$12.90	$11.94	$10.93	$10.52	$9.69
Value at end of period	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	962	2,159	2,335	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.80	$11.77	$10.80	$10.85	$10.78	$10.51
Value at end of period	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	429	1,577	82	3,393	2,712	1,575
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.25	$12.72	$13.02
Value at end of period	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$7.62	$11.96	$11.45	$10.70	$10.64	$10.14
Value at end of period	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	440	345	252	219	126	13

CFI 276

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.17	$6.74
Value at end of period	$7.75	$6.17
Number of accumulation units outstanding at end of period	2,525	186
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.24	$13.58	$12.42	$11.10	$11.60	$10.29
Value at end of period	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	6,163	1,086	38	213	80	30
THE BOND FUND OF AMERICASM
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.69	$8.36
Value at end of period	$9.85	$8.69
Number of accumulation units outstanding at end of period	4	0
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.76	$14.58	$13.33	$12.18	$10.81	$9.71
Value at end of period	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	7,690	1,029	958	2,678	1,061	55
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.62	$10.47	$10.70
Value at end of period	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	139	0	589
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.96	$15.84	$14.68	$12.43	$10.66
Value at end of period	$13.05	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	413	180	111	29	5
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$8.36	$14.05	$13.51	$12.69	$11.47
Value at end of period	$11.73	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	197	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.68	$13.16	$12.84	$11.04	$10.81	$10.25
Value at end of period	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	6,716	5,578	4,059	3,417	2,757	691

TABLE 30

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07	$14.449
Value at end of period	$7.69	$6.44	$11.36	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07
Number of accumulation units outstanding at end of period	13,714	12,849	12,118	12,794	9,557	14,390	12,366	14,842	10,570	4,731

CFI 277

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862	$11.707
Value at end of period	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862
Number of accumulation units outstanding at end of period	20,433	19,762	18,679	23,894	12,724	22,296	22,662	24,026	16,420	5,051
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.96
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	260
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.36
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	186
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.40
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	1,884
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.42
Value at end of period	$7.88
Number of accumulation units outstanding at end of period	639
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.44
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	20
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634	$16.366
Value at end of period	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634
Number of accumulation units outstanding at end of period	17,007	15,213	15,898	14,936	17,408	14,456	14,376	9,985	4,471	1,624
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.31
Value at end of period	$7.92
Number of accumulation units outstanding at end of period	1,510
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.27	$19.23	$16.41	$13.65	$11.44	$9.98
Value at end of period	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	20,628	17,474	11,102	8,992	7,223	2,666
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.37	$21.35	$23.56	$19.68	$18.07	$16.03
Value at end of period	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	3,962	3,075	2,977	4,717	6,052	3,377
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846	$21.552
Value at end of period	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846
Number of accumulation units outstanding at end of period	36,898	36,107	41,702	52,831	49,670	48,132	40,920	32,586	24,304	9,052

CFI 278

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817	$15.729
Value at end of period	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817
Number of accumulation units outstanding at end of period	18,638	18,963	20,313	35,555	43,295	58,807	61,026	41,444	18,022	1,913
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589	$23.453
Value at end of period	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589
Number of accumulation units outstanding at end of period	30,853	23,971	28,223	33,723	39,799	74,235	76,228	67,276	51,222	10,224
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591	$18.291
Value at end of period	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591
Number of accumulation units outstanding at end of period	3,182	4,484	5,308	4,129	5,314	6,900	4,455	3,642	2,208	626
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20	$10.23
Value at end of period	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99	$9.20
Number of accumulation units outstanding at end of period	3,112	3,419	5,720	7,450	6,764	5,835	1,647	376
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.09	$7.67
Value at end of period	$8.01	$6.09
Number of accumulation units outstanding at end of period	435	18
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07	$8.29
Value at end of period	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79	$8.07
Number of accumulation units outstanding at end of period	1,512	2,225	1,558	5,056	8,063	6,038	3,999	2,784
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.80	$19.42	$16.91	$13.28	$11.67	$9.75
Value at end of period	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	3,018	2,537	2,552	1,455	843	17
ING BALANCED PORTFOLIO
Value at beginning of period	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631	$16.96
Value at end of period	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631
Number of accumulation units outstanding at end of period	16,549	15,461	17,025	19,750	20,839	27,060	25,464	22,210	11,109	3,655
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.29	$10.82	$10.09
Value at end of period	$8.33	$6.29	$10.82
Number of accumulation units outstanding at end of period	1,028	208	201
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68	$7.86
Value at end of period	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42	$8.68
Number of accumulation units outstanding at end of period	7,462	6,827	4,861	6,107	5,417	4,659	2,488	1,267
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.26	$10.40	$10.68
Value at end of period	$8.07	$6.26	$10.40
Number of accumulation units outstanding at end of period	22,193	19,269	19,978

CFI 279

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822	$10.067
Value at end of period	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822
Number of accumulation units outstanding at end of period	13,950	13,350	19,501	17,078	17,252	30,281	20,643	16,998	9,124	2,174
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.83	$6.70
Number of accumulation units outstanding at end of period	5,568	6,334
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.04	$9.97	$12.29	$10.53
Value at end of period	$8.10	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	1,690	1,382	2,216	874
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.64	$10.21	$10.38
Value at end of period	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	268	143	47
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48	$12.46
Value at end of period	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48
Number of accumulation units outstanding at end of period	817	959	633	920	694	1,012	612
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.46	$13.46	$12.57	$11.19	$10.72
Value at end of period	$11.21	$9.46	$13.46	$12.57	$11.19
Number of accumulation units outstanding at end of period	1,143	1,074	735	505	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.83	$14.71	$13.03	$12.80
Value at end of period	$12.12	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	608	530	132	345
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.82	$13.44	$9.68
Value at end of period	$10.60	$7.82	$13.44
Number of accumulation units outstanding at end of period	7,496	8,054	9,805
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812	$19.148
Value at end of period	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812
Number of accumulation units outstanding at end of period	38,983	35,843	37,302	47,214	42,868	33,486	40,201	50,158	43,851	23,600
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486	$22.93
Value at end of period	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486
Number of accumulation units outstanding at end of period	20,499	19,455	23,786	34,685	34,402	65,982	63,684	57,597	41,188	9,814
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692	$12.564
Value at end of period	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692
Number of accumulation units outstanding at end of period	16,999	17,660	20,655	33,680	34,836	50,146	40,269	29,652	10,547	1,017

CFI 280

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419	$9.746
Value at end of period	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419
Number of accumulation units outstanding at end of period	12,254	10,788	15,320	18,740	18,033	21,398	21,695	15,568	7,760	2,255
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623	$11.674
Value at end of period	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623
Number of accumulation units outstanding at end of period	24,202	25,237	38,316	37,072	37,577	36,295	35,550	25,842	10,134	3,130
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.23
Value at end of period	$7.45
Number of accumulation units outstanding at end of period	7,578
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96	$9.87
Value at end of period	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20	$7.96
Number of accumulation units outstanding at end of period	3,585	4,443	7,903	6,618	4,836	5,530	1,188	221
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.71	$8.32
Value at end of period	$7.69	$5.71
Number of accumulation units outstanding at end of period	133	7
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.77	$24.49	$17.93	$13.39	$9.79
Value at end of period	$19.91	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	1,614	1,206	3,438	3,486	2,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16	$8.89
Value at end of period	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	3,393	3,536	2,932	3,141	3,745	2,996	450	56
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.69	$12.58	$12.98	$11.28	$11.60
Value at end of period	$10.91	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	1,695	1,400	1,352	153	20
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.36	$10.60	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182	$18.77
Value at end of period	$8.29	$6.36	$10.60	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182
Number of accumulation units outstanding at end of period	22,009	19,485	19,587	23,137	22,542	28,925	22,622	23,926	20,142	3,932
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.96	$11.09	$10.78	$10.09
Value at end of period	$8.17	$6.96	$11.09	$10.78
Number of accumulation units outstanding at end of period	14,577	21,795	29,382	377
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.56	$10.23
Value at end of period	$8.36	$6.56
Number of accumulation units outstanding at end of period	245	887

CFI 281

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.99	$18.06	$15.19	$12.42	$10.58
Value at end of period	$12.20	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	873	849	1,277	4	16
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95	$11.38
Value at end of period	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95
Number of accumulation units outstanding at end of period	4,467	5,991	5,779	3,847	13,468	13,581	1,227
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.34	$18.47	$14.70	$11.69
Value at end of period	$14.85	$11.34	$18.47	$14.70
Number of accumulation units outstanding at end of period	4,069	3,049	4,937	506
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90	$6.99
Value at end of period	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30	$6.90
Number of accumulation units outstanding at end of period	738	828	1,625	1,551	2,563	2,401	738	27
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049	$11.485
Value at end of period	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049
Number of accumulation units outstanding at end of period	56,488	46,062	32,771	30,485	38,256	45,730	54,737	44,831	28,987	6,042
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.91	$15.14	$13.54	$12.25	$10.15
Value at end of period	$11.52	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	63,114	59,696	72,848	109,286	111,964
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.68	$11.46	$10.83	$10.13	$10.02
Value at end of period	$11.45	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	36,007	25,996	27,017	31,040	34,808
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$13.85	$21.82	$21.48	$18.78	$17.79	$16.38	$13.33	$18.258	$20.488	$18.852
Value at end of period	$15.72	$13.85	$21.82	$21.48	$18.78	$17.79	$16.38	$13.33	$18.258	$20.488
Number of accumulation units outstanding at end of period	13,603	7,628	8,224	8,693	12,499	15,602	19,927	13,590	5,534	1,417
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.72	$11.41	$11.25	$10.47	$9.94
Value at end of period	$12.84	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	2,233	1,585	1,656	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70	$10.11
Value at end of period	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98	$10.70
Number of accumulation units outstanding at end of period	23,491	11,692	9,963	16,541	15,112	21,365	7,014	2,706
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.26	$9.09	$9.33
Value at end of period	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	13,470	15,531	16,017

CFI 282

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$7.23	$11.20	$10.78	$10.73
Value at end of period	$8.88	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	1,021	1,740	2,392	1
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.70	$11.06	$10.56	$10.12
Value at end of period	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	9,301	7,470	5,256	121
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.30	$11.04	$11.03
Value at end of period	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	16,775	14,693	14,110
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.69
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	194
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.62	$6.83
Value at end of period	$8.08	$6.62
Number of accumulation units outstanding at end of period	2,084	238
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	307
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.81
Number of accumulation units outstanding at end of period	1,069
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$6.32
Value at end of period	$8.16
Number of accumulation units outstanding at end of period	248
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.94	$7.29
Value at end of period	$8.66	$6.94
Number of accumulation units outstanding at end of period	229	217
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97	$4.83
Value at end of period	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80	$4.97
Number of accumulation units outstanding at end of period	2,860	2,417	4,083	2,916	2,419	3,100	2,828	95
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465	$17.545
Value at end of period	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465
Number of accumulation units outstanding at end of period	6,835	7,758	7,820	16,611	15,742	26,280	22,131	16,365	8,634	2,612

CFI 283

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.67	$12.02	$11.66	$10.67	$10.42
Value at end of period	$10.46	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	13,366	7,535	4,824	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.14	$12.48	$12.10	$10.90	$10.60
Value at end of period	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	34,899	23,030	15,455	5,026	408
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.02	$12.92	$12.44	$11.06	$10.87
Value at end of period	$10.16	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	20,555	15,217	14,871	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.91	$13.33	$12.78	$11.26	$10.72
Value at end of period	$10.12	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	30,750	22,707	13,264	5,998	153
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.63	$8.87
Value at end of period	$9.05	$7.63
Number of accumulation units outstanding at end of period	974	265
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.29	$11.31	$10.90	$10.29	$10.31
Value at end of period	$10.74	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	2,885	662	657	109	4
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132	$13.673
Value at end of period	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132
Number of accumulation units outstanding at end of period	13,470	10,065	8,563	7,953	7,707	6,277	7,472	4,846	2,548	1,038
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365	$15.685
Value at end of period	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365
Number of accumulation units outstanding at end of period	18,825	14,198	11,793	11,760	11,524	22,433	11,677	8,357	5,179	3,008
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483	$14.625
Value at end of period	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483
Number of accumulation units outstanding at end of period	29,351	24,561	21,320	24,061	18,722	17,915	25,055	16,363	11,787	4,151
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.08	$12.71	$12.35	$10.92	$10.27
Value at end of period	$11.94	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	14,422	10,795	11,404	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.47	$13.33	$12.56	$11.56	$9.93
Value at end of period	$11.38	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	50,939	55,676	49,570	58,970	64,144

CFI 284

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92	$11.34
Value at end of period	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92
Number of accumulation units outstanding at end of period	8,520	4,910	5,547	4,499	4,525	5,058	59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801	$20.086
Value at end of period	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801
Number of accumulation units outstanding at end of period	12,874	12,537	13,010	17,141	17,981	22,725	19,593	19,639	11,447	2,103
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.18	$6.28
Number of accumulation units outstanding at end of period	14,037	11,536
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$6.64	$11.16	$11.05	$10.68
Value at end of period	$8.66	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	3,377	1,890	1,050	152
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116	$22.712
Value at end of period	$15.69	$10.99	$18.51	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116
Number of accumulation units outstanding at end of period	10,807	10,670	8,598	14,659	17,320	24,275	18	13,651	10,076	1,603
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.18	$10.00
Value at end of period	$10.62	$10.18
Number of accumulation units outstanding at end of period	4,548	1,879
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105	$12.851
Value at end of period	$9.15	$7.04	$11.85	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105
Number of accumulation units outstanding at end of period	14,316	11,581	11,645	9,649	8,118	7,714	5,696	7,524	6,502	3,599
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$8.42
Value at end of period	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	3,265	2,836	3,359	3,181	2,307	3,282	1,449	382
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.69	$12.82	$11.86	$11.17	$10.19
Value at end of period	$11.07	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	41,533	43,641	48,091	72,543	79,254
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.53	$12.76	$12.62	$11.03	$10.61
Value at end of period	$10.43	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	2,701	2,259	1,872	776	394
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.61	$9.97	$10.68
Value at end of period	$8.48	$6.61	$9.97
Number of accumulation units outstanding at end of period	29	633	271

CFI 285

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.37
Value at end of period	$7.21
Number of accumulation units outstanding at end of period	4
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.47
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	532
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30	$9.71
Value at end of period	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22	$8.30
Number of accumulation units outstanding at end of period	7,787	9,114	11,233	18,993	16,699	14,769	10,530	1,689
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.81	$11.30	$11.00
Value at end of period	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	2,007	1,881	520
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.27	$16.76	$14.66	$12.41	$11.31	$9.87
Value at end of period	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	8,803	8,570	8,223	6,440	3,144	557
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$33.26	$64.91	$49.18	$39.84	$28.60	$21.38
Value at end of period	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	5,627	4,942	6,334	5,989	4,372	1,040
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.93	$12.94	$13.28	$11.71	$11.40
Value at end of period	$10.73	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	766	710	255	246	44
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.78	$12.85	$11.91	$10.91	$10.49	$9.53
Value at end of period	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	19,064	14,351	9,333	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.77	$11.75	$10.78	$10.84	$10.77	$10.24
Value at end of period	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	12,381	11,391	5,390	6,647	4,040	1,184
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.24	$12.72	$10.73
Value at end of period	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	4,514	3,626	678

CFI 286

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$7.60	$11.94	$11.44	$10.69	$10.64	$10.30
Value at end of period	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	6,010	5,728	4,380	3,344	2,009	1,189
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.49
Value at end of period	$8.25
Number of accumulation units outstanding at end of period	19
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.21	$13.55	$12.40	$11.09	$11.60	$10.09
Value at end of period	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	12,037	10,416	9,069	3,803	3,082	1,202
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69	$9.69
Value at end of period	$9.84	$8.69
Number of accumulation units outstanding at end of period	5,802	61
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.74	$14.55	$13.31	$12.17	$10.81	$10.13
Value at end of period	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	36,064	29,374	21,838	19,538	10,987	4,306
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$5.62	$10.47	$10.94
Value at end of period	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	490	89	11
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.94	$15.81	$14.66	$12.42	$11.40	$9.92
Value at end of period	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	5,175	5,239	5,999	1,563	1,281	133
WANGER USA
(Funds were first received in this option during August 2004)
Value at beginning of period	$8.34	$14.02	$13.49	$12.68	$11.56	$9.90
Value at end of period	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	4,253	4,340	3,461	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.66	$13.14	$12.82	$11.03	$10.80	$10.02
Value at end of period	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	35,645	18,178	14,172	15,301	10,000	1,766

CFI 287

Condensed Financial Information (continued)

TABLE 31

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANSWITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.16
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	14
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$6.41	$11.32	$10.25	$9.78	$9.12	$8.49
Value at end of period	$7.65	$6.41	$11.32	$10.25	$9.78	$9.12
Number of accumulation units outstanding at end of period	3,752	3,093	2,825	2,504	4,586	3,526
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65	$7.22
Value at end of period	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65
Number of accumulation units outstanding at end of period	2,744	2,458	2,509	3,703	4,037	3,198	2,679
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57	$13.96
Value at end of period	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57
Number of accumulation units outstanding at end of period	2,192	2,077	1,914	1,685	1,501	918	1,008
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.19
Value at end of period	$7.91
Number of accumulation units outstanding at end of period	5
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.24	$19.19	$16.38	$13.64	$11.43	$9.91
Value at end of period	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	1,918	1,624	1,608	1,803	859	339
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.31	$21.28	$23.49	$19.63	$18.03	$15.79
Value at end of period	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	955	786	945	871	1,315	329
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37	$17.06
Value at end of period	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37
Number of accumulation units outstanding at end of period	11,786	10,582	9,965	11,205	9,597	6,547	2,821
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53	$14.45
Value at end of period	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53
Number of accumulation units outstanding at end of period	8,190	8,034	7,987	8,490	8,278	5,408	1,685

CFI 288

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04	$13.25
Value at end of period	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04
Number of accumulation units outstanding at end of period	5,701	6,224	6,671	7,617	4,549	4,573	84
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56	$10.18
Value at end of period	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56
Number of accumulation units outstanding at end of period	208	192	162	111	1,875	1,539	9
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98	$10.79
Value at end of period	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98
Number of accumulation units outstanding at end of period	2,447	2,467	1,158	2,475	680	2,065	8
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78	$9.86
Value at end of period	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78
Number of accumulation units outstanding at end of period	250	46	42	38	231	210	14
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.77	$19.39	$16.89	$13.26	$11.82
Value at end of period	$12.76	$10.77	$19.39	$16.89	$13.26
Number of accumulation units outstanding at end of period	4,678	4,346	545	3,967	10
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22	$14.94
Value at end of period	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22
Number of accumulation units outstanding at end of period	34	208	251	528	2,141	1,709	10
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$9.87
Value at end of period	$8.32	$6.28
Number of accumulation units outstanding at end of period	10	6
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$10.47	$18.09	$17.29	$15.23	$14.39	$11.93
Value at end of period	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	932	937	915	860	420	1,717
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.26	$10.40	$10.68
Value at end of period	$8.06	$6.26	$10.40
Number of accumulation units outstanding at end of period	3,188	3,411	4,572
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$2.89	$4.87	$4.15	$3.93	$3.57	$3.32
Value at end of period	$4.35	$2.89	$4.87	$4.15	$3.93	$3.57
Number of accumulation units outstanding at end of period	2,131	2,084	2,512	2,056	2,123	704

CFI 289

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.69	$9.74
Value at end of period	$8.82	$6.69
Number of accumulation units outstanding at end of period	938	893
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.03	$9.96	$11.40
Value at end of period	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	28	18	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.43	$20.75	$20.21	$18.01	$17.59	$16.12
Value at end of period	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	131	156	73	62	29	13
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.45	$13.44	$12.56	$12.26
Value at end of period	$11.18	$9.45	$13.44	$12.56
Number of accumulation units outstanding at end of period	44	21	9	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.81	$13.57
Value at end of period	$12.09	$8.81
Number of accumulation units outstanding at end of period	19	17
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.81	$13.43	$9.68
Value at end of period	$10.58	$7.81	$13.43
Number of accumulation units outstanding at end of period	403	425	1,027
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39	$10.98
Value at end of period	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39
Number of accumulation units outstanding at end of period	125	191	481	600	389	400	121
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73	$14.93
Value at end of period	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73
Number of accumulation units outstanding at end of period	3,512	4,528	5,377	5,695	4,414	3,150	534
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14	$15.11
Value at end of period	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14
Number of accumulation units outstanding at end of period	5,013	7,286	7,369	8,064	8,297	7,191	542
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05	$11.22
Value at end of period	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05
Number of accumulation units outstanding at end of period	1,675	1,919	1,980	1,857	1,572	2,461	217

CFI 290

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10	$14.61
Value at end of period	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10
Number of accumulation units outstanding at end of period	8,270	7,873	7,711	10,778	9,281	5,026	3,099
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.86
Value at end of period	$7.45
Number of accumulation units outstanding at end of period	416
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$10.23	$18.13	$16.22	$12.71	$11.78	$10.51
Value at end of period	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	1,174	914	799	1,205	892	867
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.74	$24.45	$17.92	$13.39	$11.49
Value at end of period	$19.86	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	485	405	251	196	90
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.40	$17.28	$17.13	$14.92	$13.95	$12.04
Value at end of period	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	751	714	615	820	578	117
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.67	$12.56	$12.81
Value at end of period	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	16	7	1
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$6.31	$10.54	$10.87	$10.00	$9.10	$8.42	$7.48
Value at end of period	$8.24	$6.31	$10.54	$10.87	$10.00	$9.10	$8.42
Number of accumulation units outstanding at end of period	1,409	2,307	1,963	1,956	860	1,028	26
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.95	$11.08	$10.94
Value at end of period	$8.15	$6.95	$11.08
Number of accumulation units outstanding at end of period	8,888	8,189	3,717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.55	$10.23
Value at end of period	$8.35	$6.55
Number of accumulation units outstanding at end of period	783	1,125
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.97	$18.03	$18.60
Value at end of period	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	13	13	94

CFI 291

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94	$11.52
Value at end of period	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94
Number of accumulation units outstanding at end of period	2,492	1,905	1,880	1,283	1,688	1,516	3
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.32	$18.44	$14.69	$11.39	$10.91
Value at end of period	$14.82	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	441	316	153	105	29
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29	$8.80
Value at end of period	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29
Number of accumulation units outstanding at end of period	241	224	234	198	1,044	1,228	40
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26	$12.28
Value at end of period	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26
Number of accumulation units outstanding at end of period	15,436	16,416	13,924	20,706	7,633	8,448	3,540
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.36	$14.20	$13.52	$11.63	$10.01
Value at end of period	$11.49	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	17,633	19,338	21,850	22,250	15,150
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.65	$11.59	$10.68	$9.99	$9.88
Value at end of period	$11.42	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	9,210	9,805	9,554	11,424	14,778
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.77	$21.70	$21.38	$18.69	$17.72	$16.32	$14.55
Value at end of period	$15.62	$13.77	$21.70	$21.38	$18.69	$17.72	$16.32
Number of accumulation units outstanding at end of period	3,198	1,695	1,716	1,579	1,226	1,021	220
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.70	$11.40	$11.24	$10.54
Value at end of period	$12.81	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	894	754	599	527
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97	$10.86
Value at end of period	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97
Number of accumulation units outstanding at end of period	14,065	11,334	5,026	9,814	3,410	637	792
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.25	$9.08	$9.32
Value at end of period	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	3,989	3,584	4,319
CFI 292

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.22	$11.19	$11.14
Value at end of period	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	353	327	287
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.69	$8.45
Value at end of period	$12.66	$7.69
Number of accumulation units outstanding at end of period	115	44
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.29	$11.03	$10.58
Value at end of period	$9.01	$7.29	$11.03
Number of accumulation units outstanding at end of period	7,119	6,747	4,217
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.69
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	50
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.62	$7.15
Value at end of period	$8.07	$6.62
Number of accumulation units outstanding at end of period	2,121	1,895
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	13
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.80
Number of accumulation units outstanding at end of period	43
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.79
Value at end of period	$8.66
Number of accumulation units outstanding at end of period	4
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79	$6.78
Value at end of period	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79
Number of accumulation units outstanding at end of period	1,402	1,067	898	1,011	570	294	56
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37	$16.85
Value at end of period	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37
Number of accumulation units outstanding at end of period	626	1,575	1,737	2,089	1,854	2,451	1,117

CFI 293

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.65	$12.01	$11.65	$10.67	$10.69
Value at end of period	$10.43	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	829	756	356	36	25
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.13	$12.47	$12.09	$11.33
Value at end of period	$10.07	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	7,566	3,532	2,173	952
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.01	$12.90	$12.43	$11.67
Value at end of period	$10.13	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	817	432	177	77
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$7.89	$13.31	$12.77	$11.26	$10.55
Value at end of period	$10.10	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	388	252	153	36	11
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.00
Value at end of period	$8.46
Number of accumulation units outstanding at end of period	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.27	$11.29	$10.89	$10.29	$10.29
Value at end of period	$10.71	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	0	194	0	8	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33	$13.38
Value at end of period	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33
Number of accumulation units outstanding at end of period	1,703	1,564	1,289	917	2,270	2,374	102
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92	$12.51
Value at end of period	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92
Number of accumulation units outstanding at end of period	786	311	382	514	373	1,151	929
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90	$12.71
Value at end of period	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90
Number of accumulation units outstanding at end of period	780	871	843	984	852	660	198
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.07	$12.69	$12.34	$10.92	$10.92
Value at end of period	$11.91	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	6,491	5,791	514	4,539	37

CFI 294

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.46	$13.31	$11.91	$11.08	$9.93
Value at end of period	$10.76	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	4,546	4,746	5,365	5,426	3,905
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.32	$17.86	$17.59	$14.98	$14.63	$12.80
Value at end of period	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	96	89	80	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05	$15.23
Value at end of period	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05
Number of accumulation units outstanding at end of period	2,929	2,101	2,188	2,136	1,872	1,364	357
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.17	$6.28
Number of accumulation units outstanding at end of period	2,731	2,352
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.93	$18.40	$17.41	$15.12	$15.10	$13.89
Value at end of period	$15.59	$10.93	$18.40	$17.41	$15.12	$15.10
Number of accumulation units outstanding at end of period	557	1,277	1,231	1,214	362	18
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.68
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	2
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$7.00	$11.78	$11.81	$10.47	$9.71	$8.53
Value at end of period	$9.08	$7.00	$11.78	$11.81	$10.47	$9.71
Number of accumulation units outstanding at end of period	1,475	1,382	2,140	2,145	1,866	1,075
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60	$10.38
Value at end of period	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60
Number of accumulation units outstanding at end of period	2,470	2,225	76	1,909	171	139	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.13	$12.09	$11.85	$10.67	$9.97
Value at end of period	$11.04	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	14,368	13,615	13,423	14,294	12,593
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.17
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	269

CFI 295

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.60	$9.96	$10.59
Value at end of period	$8.46	$6.60	$9.96
Number of accumulation units outstanding at end of period	18	11	4
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66	$19.22
Value at end of period	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66
Number of accumulation units outstanding at end of period	9	6	6	15	13	5,604	2,119
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74	$10.35
Value at end of period	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74
Number of accumulation units outstanding at end of period	15	9	10	27	22	2,240	1,673
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20	$9.32
Value at end of period	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20
Number of accumulation units outstanding at end of period	2,762	2,607	2,653	2,899	2,894	2,539	1,851
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.34
Value at end of period	$8.74
Number of accumulation units outstanding at end of period	12
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.25	$16.73	$14.64	$12.39	$10.78
Value at end of period	$13.88	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	567	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$33.12	$64.67	$49.02	$39.73	$28.54	$22.26
Value at end of period	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	1,250	1,171	844	1,635	843	121
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$7.92	$12.92	$13.27	$13.34
Value at end of period	$10.71	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	784	687	1,221	579
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$13.54
Value at end of period	$15.86
Number of accumulation units outstanding at end of period	15
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.74	$12.80	$11.87	$10.88	$10.47	$9.49
Value at end of period	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	1,734	1,154	221	203	451	137

CFI 296

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.75	$11.73	$10.77	$10.83	$10.77	$10.50
Value at end of period	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	147	314	172	165	558	146
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.24	$12.71	$11.27
Value at end of period	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$7.58	$11.92	$11.42	$10.68	$10.55
Value at end of period	$12.00	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	741	994	830	777	45
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.17	$13.53	$12.38	$11.08	$11.59	$10.85
Value at end of period	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	1,256	974	638	676	487	317
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.68	$9.69
Value at end of period	$9.83	$8.68
Number of accumulation units outstanding at end of period	53	40
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.72	$14.53	$13.29	$12.16	$10.80	$9.86
Value at end of period	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	8,781	8,273	6,131	7,390	3,169	983
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.94
Value at end of period	$8.28
Number of accumulation units outstanding at end of period	352
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$7.92	$15.78	$14.64	$13.32
Value at end of period	$12.98	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	175	148	92	51
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.32	$14.00	$13.47	$12.67	$12.46
Value at end of period	$11.66	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	5,342	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$8.64	$13.11	$12.81	$11.02	$10.80	$10.22
Value at end of period	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	1,925	1,529	2,194	3,367	2,307	837

CFI 297

Condensed Financial Information (continued)

TABLE 32

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.43
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	24
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$14.116
Value at end of period	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05
Number of accumulation units outstanding at end of period	1,545	1,274	1,822	1,683	1,301	11,909	7,895	4,963	2,667	1,233
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695
Value at end of period	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845
Number of accumulation units outstanding at end of period	2,693	2,674	3,315	3,171	3,561	13,407	6,078	4,301	3,567	3,046
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.83
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	596
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.87
Value at end of period	$9.55
Number of accumulation units outstanding at end of period	101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.82
Value at end of period	$9.83
Number of accumulation units outstanding at end of period	603
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562	$16.306
Value at end of period	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562
Number of accumulation units outstanding at end of period	177	178	237	270	253	2,059	720	1,029	371	148
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.22	$19.16	$16.36	$13.63	$11.43	$11.43
Value at end of period	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	1,609	809	461	474	454	3
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.25	$21.20	$23.41	$19.58	$17.99	$15.35
Value at end of period	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	4	21	45	28	26	83

CFI 298

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755	$21.474
Value at end of period	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755
Number of accumulation units outstanding at end of period	6,050	6,546	5,944	12,425	13,836	20,847	15,543	11,482	9,811	11,468
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74	$15.672
Value at end of period	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74
Number of accumulation units outstanding at end of period	3,869	2,271	2,236	6,429	6,966	9,873	9,402	7,109	4,805	4,922
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494	$23.368
Value at end of period	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494
Number of accumulation units outstanding at end of period	7,724	6,516	4,855	8,551	9,970	18,809	17,712	13,681	4,427	5,157
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523	$18.224
Value at end of period	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523
Number of accumulation units outstanding at end of period	1,785	1,146	1,133	1,136	554	1,862	3,208	929	37	28
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2001)
Value at beginning of period	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282	$9.925
Value at end of period	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282
Number of accumulation units outstanding at end of period	325	768	705	643	683	1,132	123	244	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.39
Value at end of period	$8.00
Number of accumulation units outstanding at end of period	456
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.75	$19.35	$16.87	$13.25	$11.66	$9.80
Value at end of period	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	0	30	103	539	451	402
ING BALANCED PORTFOLIO
Value at beginning of period	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554	$16.898
Value at end of period	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554
Number of accumulation units outstanding at end of period	1,459	1,357	1,097	844	939	2,449	4,502	1,841	1,077	409
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.72
Value at end of period	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	31	265	89	4	4	1,075	533
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.25	$10.40	$10.68
Value at end of period	$8.04	$6.25	$10.40
Number of accumulation units outstanding at end of period	5,417	2,742	3,672
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$2.88	$2.88
Value at end of period	$4.33	$2.88
Number of accumulation units outstanding at end of period	101	4

CFI 299

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.69	$9.74
Value at end of period	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	6
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$6.03	$9.95	$12.28	$12.36
Value at end of period	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	6	68	42	13
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.39	$20.69	$20.10
Value at end of period	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	27	4
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.43	$12.50
Value at end of period	$11.15	$9.43
Number of accumulation units outstanding at end of period	512	5
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.80	$13.44
Value at end of period	$12.06	$8.80
Number of accumulation units outstanding at end of period	634	38
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.80	$13.42	$12.50
Value at end of period	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	1,588	40	6
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734	$19.078
Value at end of period	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734
Number of accumulation units outstanding at end of period	13,350	7,858	7,122	8,085	8,020	10,520	15,853	12,590	9,105	13,522
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399	$22.855
Value at end of period	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399
Number of accumulation units outstanding at end of period	6,208	3,313	3,243	4,510	6,666	10,028	12,701	8,926	5,902	6,603
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403
Value at end of period	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653
Number of accumulation units outstanding at end of period	3,104	2,902	2,693	5,353	6,815	10,138	7,103	3,356	918	341
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604
Value at end of period	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391
Number of accumulation units outstanding at end of period	719	612	514	980	1,096	2,042	5,706	1,210	92	117
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564	$11.632
Value at end of period	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564
Number of accumulation units outstanding at end of period	1,491	1,041	1,018	977	2,138	8,669	15,265	7,603	1,612	695

CFI 300

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.86
Value at end of period	$7.44
Number of accumulation units outstanding at end of period	38
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$9.30
Value at end of period	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	626	1,363	1,138	886	701	1,089	1,101	20
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.35
Value at end of period	$7.66
Number of accumulation units outstanding at end of period	599
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.72	$24.42	$17.90	$15.75
Value at end of period	$19.81	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	449	171	120	351
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.36	$17.23	$17.58
Value at end of period	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	1	99	44
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.91
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	27
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.28	$10.48	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121	$18.702
Value at end of period	$8.18	$6.28	$10.48	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121
Number of accumulation units outstanding at end of period	9,091	6,174	6,520	7,273	10,124	13,214	11,485	8,558	7,301	6,877
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.94	$11.07	$10.93
Value at end of period	$8.14	$6.94	$11.07
Number of accumulation units outstanding at end of period	9,928	12,195	10,767
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.45	$14.97	$14.61	$13.25	$13.07	$12.19
Value at end of period	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	1,477	597	439	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.30	$18.42	$14.68	$11.75
Value at end of period	$14.78	$11.30	$18.42	$14.68
Number of accumulation units outstanding at end of period	1,294	6	0	325
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89	$8.56
Value at end of period	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.89
Number of accumulation units outstanding at end of period	0	76	80	152	252	593	489	21

CFI 301

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993	$11.443
Value at end of period	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993
Number of accumulation units outstanding at end of period	4,626	5,570	4,415	592	1,943	11,324	16,499	15,705	4,959	1,424
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	23,132	14,371	13,201	24,167	30,913
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.62	$11.56	$10.67	$9.99	$9.88
Value at end of period	$11.39	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	1,304	699	1,120	1,060	1,048
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801
Value at end of period	$15.52	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412
Number of accumulation units outstanding at end of period	4,720	1,296	1,440	1,683	2,034	3,316	3,258	1,899	906	461
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.67
Value at end of period	$12.78
Number of accumulation units outstanding at end of period	611
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.13
Value at end of period	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	6,208	9,583	9,128	4,056	2,363	10,279	4,380	855
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.25	$9.07	$9.31
Value at end of period	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	3,288	1,156	1,224
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.68	$11.04	$10.95
Value at end of period	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	0	9	1
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$7.57
Value at end of period	$9.00
Number of accumulation units outstanding at end of period	87
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.86
Value at end of period	$8.06
Number of accumulation units outstanding at end of period	839
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497
Value at end of period	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396
Number of accumulation units outstanding at end of period	4,023	2,623	2,629	2,829	3,175	5,623	6,128	3,557	2,243	1,486

CFI 302

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.52		$12.08	$11.18
Value at end of period	$10.05		$12.45	$12.08
Number of accumulation units outstanding at end of period	1,297		0	1,452
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.99	$12.88	$12.42	$11.91
Value at end of period	$10.11	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	685	2,270	1,810	425
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.95
Value at end of period	$9.04
Number of accumulation units outstanding at end of period	3
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$8.17
Value at end of period	$8.45
Number of accumulation units outstanding at end of period	163
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067	$13.623
Value at end of period	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067
Number of accumulation units outstanding at end of period	246	247	248	249	556	1,064	1,231	431	189	370
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294	$15.628
Value at end of period	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294
Number of accumulation units outstanding at end of period	1,762	2,745	2,986	2,872	2,779	4,965	9,371	5,892	4,550	671
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416	$14.572
Value at end of period	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416
Number of accumulation units outstanding at end of period	1,641	1,272	1,435	3,434	5,131	11,097	6,057	957	842	472
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.05	$12.68	$12.33	$10.91	$10.72
Value at end of period	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	1,320	995	741	1,813	844
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	13,852	11,581	8,707	14,603	15,601
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.29	$17.82	$17.56	$14.97	$14.62	$12.84
Value at end of period	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	511	517	378	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71	$20.013
Value at end of period	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71
Number of accumulation units outstanding at end of period	4,894	1,335	1,235	1,237	1,484	2,874	1,848	841	517	981

CFI 303

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.27	$10.20
Value at end of period	$8.17	$6.27
Number of accumulation units outstanding at end of period	4,407	4,559
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019	$22.629
Value at end of period	$15.48	$10.86	$18.29	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019
Number of accumulation units outstanding at end of period	1,396	474	470	629	1,452	3,059	4,476	4,712	1,302	1,517
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049	$12.805
Value at end of period	$9.02	$6.95	$11.71	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049
Number of accumulation units outstanding at end of period	200	1,271	1,105	1,013	2,152	4,027	3,955	1,840	1,483	5,882
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.22
Value at end of period	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	0	40	341	334	326	1,414	258
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	5,770	7,418	4,996	7,363	8,473
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.50	$11.70
Value at end of period	$10.38	$8.50
Number of accumulation units outstanding at end of period	0	4
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.48	$10.92
Value at end of period	$16.37	$11.48
Number of accumulation units outstanding at end of period	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.97	$18.25
Value at end of period	$21.16	$18.97
Number of accumulation units outstanding at end of period	8	8
JANUS ASPEN WORLDWIDE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.78	$10.99
Value at end of period	$15.98	$11.78
Number of accumulation units outstanding at end of period	4	4
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$7.12
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	2,159
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.14	$10.07
Value at end of period	$9.04	$7.14
Number of accumulation units outstanding at end of period	0	4

CFI 304

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.38
Value at end of period	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	1,229	2,209	1,835	1,279	1,049	3,920	2,013	14
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.79	$11.28	$11.28
Value at end of period	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	424	137
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.31
Value at end of period	$13.84
Number of accumulation units outstanding at end of period	1,006
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$32.99	$64.43	$48.87	$39.62	$28.48	$21.02
Value at end of period	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	393	296	289	614	596	189
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$14.32	$13.46
Value at end of period	$19.71	$14.32
Number of accumulation units outstanding at end of period	13	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$7.90	$12.90	$13.26	$12.43
Value at end of period	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	0	42	6	307
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.70	$12.75	$11.83	$10.85	$10.96
Value at end of period	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	960	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.72	$11.71	$10.75	$10.83	$10.76	$10.43
Value at end of period	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	859	4	5	4	319	247
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.23	$12.71	$12.67
Value at end of period	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	38	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.57	$11.89	$11.41	$10.67	$10.63	$9.89
Value at end of period	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	583	516	643	1,094	101	41

CFI 305

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.16	$8.87
Value at end of period	$7.73	$6.16
Number of accumulation units outstanding at end of period	989	150
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.05
Value at end of period	$8.23
Number of accumulation units outstanding at end of period	960
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.14	$13.50	$12.37	$11.07	$11.59	$11.45
Value at end of period	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	893	1,557	1,023	570	526	209
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.70	$14.50	$13.28	$12.15	$10.80	$9.56
Value at end of period	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	1,554	649	704	1,172	1,482	476
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.61	$10.46	$10.98
Value at end of period	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	937	1,375	1,070
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$7.90	$15.75	$14.62	$12.40	$11.39	$11.03
Value at end of period	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	1,273	789	787	717	925	430
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.30	$13.97	$13.46	$12.66	$11.55	$9.56
Value at end of period	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	913	275	349	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.62	$13.09	$12.79	$11.01	$10.80	$9.98
Value at end of period	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	0	149	170	133	569	380

TABLE 33
FOR CONTRACTS issued under 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.78
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	43,590

CFI 306

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Value at end of period	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101
Number of accumulation units outstanding at end of period	951,417	1,016,486	1,127,736	1,344,907	796,450	942,382	1,061,605	1,036,027	1,022,141	1,020,762
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Value at end of period	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887
Number of accumulation units outstanding at end of period	1,425,089	1,576,599	1,796,063	2,116,658	1,741,155	2,137,810	2,531,856	2,594,514	2,942,079	2,698,140
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.00
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	17,841
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.09	$9.61
Value at end of period	$6.99	$6.09
Number of accumulation units outstanding at end of period	426	426
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.78
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	93,645
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.81
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.07
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	182,946
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.56	$9.99
Value at end of period	$7.68	$5.56
Number of accumulation units outstanding at end of period	88,129	20,632
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.38
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	9,887
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.705
Value at end of period	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.00	$21.722
Number of accumulation units outstanding at end of period	544,542	623,036	750,365	856,505	892,215	939,747	937,301	889,478	947,780	1,065,388
COLUMBIASM ACORN® FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.34	$9.87
Value at end of period	$8.74	$6.34
Number of accumulation units outstanding at end of period	2,383	1,928

CFI 307

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.08	$10.17
Value at end of period	$7.94	$6.08
Number of accumulation units outstanding at end of period	34,658	16,918
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.35	$19.34	$16.47	$13.69	$11.45	$9.45
Value at end of period	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	3,252,868	3,083,530	2,852,300	2,802,671	1,629,402	589,758
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.55	$21.59	$23.79	$19.84	$18.19	$15.26
Value at end of period	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	785,986	800,543	867,219	1,041,048	864,643	460,932
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053
Value at end of period	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182
Number of accumulation units outstanding at end of period	7,681,516	8,286,539	9,575,560	11,199,576	11,118,370	10,166,479	9,251,982	8,483,150	8,115,293	8,555,653
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334
Value at end of period	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632
Number of accumulation units outstanding at end of period	3,266,009	3,663,836	4,395,497	5,182,053	5,740,714	6,238,986	5,980,707	5,512,953	5,040,744	4,252,752
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Value at end of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Number of accumulation units outstanding at end of period	4,255,040	4,753,255	5,530,478	6,753,788	7,907,412	9,263,906	10,095,142	9,742	9,927,690	10,298,747
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243
Value at end of period	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374
Number of accumulation units outstanding at end of period	688,072	762,220	959,982	1,067,522	1,136,643	1,258,870	1,102,295	655,914	619,427	655,335
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2001)
Value at beginning of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293	$8.108
Value at end of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	1,107,964	1,140,864	1,184,182	1,444,904	1,456,158	1,190,343	503,485	327,493	9,279
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.10	$10.10
Value at end of period	$8.03	$6.10
Number of accumulation units outstanding at end of period	785,000	325,547
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08	$10.13
Value at end of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	245,400	234,493	293,646	401,982	498,975	546,581	347,202	163,145
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.87	$19.53	$16.98	$13.31	$11.68	$9.66
Value at end of period	$12.91	$10.87	$19.53	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	1,078,234	1,170,853	1,199,234	890,413	366,954	76,582

CFI 308

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO
Value at beginning of period	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372
Value at end of period	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936
Number of accumulation units outstanding at end of period	5,334,428	5,925,048	7,300,680	8,919,427	10,600,515	11,915,421	12,798,574	13,616,148	15,791,704	18,322,641
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.32	$10.85	$10.09	$9.83
Value at end of period	$8.38	$6.32	$10.85	$10.09
Number of accumulation units outstanding at end of period	68,225	47,183	40,413	10,968
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69	$10.00
Value at end of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	1,076,817	1,032,299	1,182,340	1,447,101	1,654,972	1,308,859	640,335	223,645
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.40	$10.67
Value at end of period	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	3,389,623	3,634,765	4,157,600
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.999
Value at end of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	2,592,015	2,269,557	2,728,379	3,308,840	3,754,607	4,468,527	5,560,964	3,646,831	3,252,927	2,082,586
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,236,551	1,311,569
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.07	$9.99	$12.30	$10.15
Value at end of period	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	672,126	607,737	533,727	609,850
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.66	$10.23	$10.06	$10.23
Value at end of period	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	67,921	54,338	28,251	1,268
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90	$15.51
Value at end of period	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	257,396	262,813	225,456	231,524	209,370	306,680	319,789	12,554
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.52	$13.51	$12.60	$11.21	$10.20
Value at end of period	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	223,098	229,747	163,620	163,855	65,568

CFI 309

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.88	$14.77	$13.07	$11.82	$10.27
Value at end of period	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	732,666	584,794	498,276	571,176	233,021
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.84	$13.46	$9.68
Value at end of period	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,784,020	2,762,519	2,761,600
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10
Value at end of period	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588
Number of accumulation units outstanding at end of period	21,593,139	23,673,745	28,514,397	34,440,079	39,955,565	47,359,132	55,129,400	62,633,801	75,994,481	90,718,317
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044
Value at end of period	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618
Number of accumulation units outstanding at end of period	5,564,181	6,093,123	7,647,788	9,473,651	10,857,695	12,053,612	12,437,635	11,415,612	11,127,272	10,804,600
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Value at end of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Number of accumulation units outstanding at end of period	3,050,514	3,310,499	3,993,638	5,155,750	5,659,110	5,712,947	5,001,907	4,188,495	2,436,650	1,651,222
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645
Value at end of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Number of accumulation units outstanding at end of period	1,668,191	1,789,693	2,226,410	2,836,624	3,188,101	3,206,207	2,650,450	2,177,664	1,157,606	528,978
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859
Value at end of period	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007
Number of accumulation units outstanding at end of period	4,443,611	4,992,356	5,973,104	6,748,054	7,676,440	8,524,985	9,306,487	10,976,890	11,769,149	9,870,708
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.92	$10.24
Value at end of period	$7.47	$5.92
Number of accumulation units outstanding at end of period	793,507	20,029
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542	$8.697
Value at end of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	910,106	965,544	1,153,195	1,141,766	937,211	845,792	588,086	289,088	359
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.33	$10.19
Value at end of period	$7.18	$5.33
Number of accumulation units outstanding at end of period	218,794	105,497
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.83	$24.58	$17.98	$13.40	$10.10
Value at end of period	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	654,303	607,353	830,788	667,561	293,009

CFI 310

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$10.06
Value at end of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	577,337	577,574	680,451	726,952	689,877	500,885	184,071	63,570
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.74	$12.63	$13.01	$11.29	$10.65
Value at end of period	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	86,998	66,720	70,405	64,572	18,756
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.00
Value at end of period	$12.77	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033
Number of accumulation units outstanding at end of period	2,952,557	3,225,449	3,842,620	4,760,300	5,531,602	6,351,425	7,469,334	7,376,607	8,308,496	9,202,749
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.99	$11.12	$10.79	$10.03
Value at end of period	$8.21	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	2,576,588	2,960,799	3,700,670	50,763
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.56	$10.23
Value at end of period	$8.38	$6.56
Number of accumulation units outstanding at end of period	181,683	151,930
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.04	$18.13	$15.22	$12.43	$10.11
Value at end of period	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	230,569	259,285	265,111	212,075	29,594
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76	$10.48
Value at end of period	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76
Number of accumulation units outstanding at end of period	774,129	845,712	1,018,077	1,203,758	1,519,368	1,155,823	394,705
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.41	$18.54	$14.74	$11.41	$9.88
Value at end of period	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	800,354	845,407	957,157	506,371	50,345
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446	$8.835
Value at end of period	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	350,404	336,536	233,721	194,641	208,142	250,795	214,876	31,362	35
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917
Value at end of period	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571
Number of accumulation units outstanding at end of period	3,804,116	5,263,804	5,050,683	4,497,051	4,217,349	4,663,196	6,120,534	8,751,582	9,788,389	9,554,319
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$10.01	$10.83	$8.32	$10.06
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	13,546,873	15,113,546	18,561,178	23,257,569	26,193,355	80,312	54,284	7,342

CFI 311

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,830,785	3,183,171	3,488,684	3,448,907	3,908,565
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Value at end of period	$16.03	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602
Number of accumulation units outstanding at end of period	1,690,213	932,521	1,148,268	1,409,865	1,637,409	1,889,965	2,194,151	2,405,598	2,189,268	1,174,458
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.77	$11.46	$11.28	$10.48	$9.98
Value at end of period	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	353,816	176,822	216,385	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.00
Value at end of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	2,520,926	2,062,760	1,794,127	1,745,605	1,754,902	1,556,976	1,363,707	912,688
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.29	$9.11	$9.34
Value at end of period	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	3,494,296	3,716,467	4,247,992
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.26	$11.23	$10.79	$9.90
Value at end of period	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	295,328	294,259	304,477	83,139
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.73	$11.08	$10.58	$10.03
Value at end of period	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	279,130	137,290	146,793	45,397
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.33	$11.07	$10.60	$10.09
Value at end of period	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	1,700,068	1,820,096	2,070,299	19,747
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	50,519
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.63	$9.88
Value at end of period	$8.10	$6.63
Number of accumulation units outstanding at end of period	308,594	87,066
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	61,985

CFI 312

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.40
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	80,841
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.91	$10.33
Value at end of period	$8.18	$5.91
Number of accumulation units outstanding at end of period	116,466	35,364
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.95	$10.32
Value at end of period	$8.69	$6.95
Number of accumulation units outstanding at end of period	89,805	42,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2001)
Value at beginning of period	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945	$7.835
Value at end of period	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	281,665	251,417	222,962	257,895	263,602	261,280	375,296	75,689	2,339
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Value at end of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Number of accumulation units outstanding at end of period	1,202,464	1,285,065	1,493,746	1,927,278	2,137,385	2,636,926	3,063,779	2,941,313	2,827,320	2,460,640
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.72	$12.07	$11.68	$10.68	$10.07
Value at end of period	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	928,963	847,120	740,816	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.19	$12.53	$12.13	$10.91	$10.08
Value at end of period	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	1,538,141	1,273,395	924,041	382,746	56,551
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.07	$12.97	$12.47	$11.07	$10.49
Value at end of period	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	1,094,385	753,836	524,486	270,076	20,254
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.95	$13.38	$12.81	$11.27	$10.40
Value at end of period	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	851,091	587,537	406,376	192,260	20,908
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.64	$9.37
Value at end of period	$9.07	$7.64
Number of accumulation units outstanding at end of period	54,766	32,181
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.91	$9.11
Value at end of period	$8.49	$6.91
Number of accumulation units outstanding at end of period	37,361	10,722

CFI 313

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.34	$11.35	$10.92	$10.30	$10.15
Value at end of period	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	192,704	196,649	155,681	81,541	2,473
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599	$15.07
Value at end of period	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599
Number of accumulation units outstanding at end of period	403,276	456,136	528,594	636,203	691,462	758,576	902,310	973,538	1,083,315	1,251,618
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601	$17.94
Value at end of period	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601
Number of accumulation units outstanding at end of period	1,240,399	1,321,161	1,500,034	1,757,979	1,918,047	2,049,110	2,208,844	2,264,302	2,337,042	2,468,024
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322	$16.458
Value at end of period	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322
Number of accumulation units outstanding at end of period	998,232	1,080,870	1,218,032	1,391,338	1,574,701	1,643,994	1,738,315	1,772,984	1,945,392	2,083,593
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.14	$12.76	$12.38	$10.93	$10.15
Value at end of period	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	5,736,424	5,143,535	4,518,241	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	8,972,501	9,772,481	11,349,582	13,974,046	16,226,700
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95	$10.75
Value at end of period	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95
Number of accumulation units outstanding at end of period	981,770	861,176	914,726	1,003,994	995,404	548,367	118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Value at end of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Number of accumulation units outstanding at end of period	2,673,888	2,863,918	3,376,759	4,049,155	4,595,129	5,111,067	5,305,707	4,869,849	5,148,257	5,373,949
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	2,683,423	2,950,264
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.66	$11.18	$11.06	$10.00
Value at end of period	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	164,565	136,160	124,065	71,341
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48
Value at end of period	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037
Number of accumulation units outstanding at end of period	800,348	863,984	1,023,020	1,196,910	1,436,355	1,737,723	2,119,819	2,219,659	2,564,561	2,778,966

CFI 314

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$9.98
Value at end of period	$10.65	$10.19
Number of accumulation units outstanding at end of period	160,284	81,101
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527
Value at end of period	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365
Number of accumulation units outstanding at end of period	2,057,276	2,251,579	2,749,283	3,259,525	3,707,990	4,099,189	4,602,681	4,963,176	5,680,341	6,451,502
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$9.91
Value at end of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	1,075,763	1,203,908	1,649,943	2,244,782	2,497,771	2,242,751	1,310,404	443,295
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.98			$29.42
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69			$23.58
Number of accumulation units outstanding at end of period	7,021,737	7,957,358	9,628,130	11,899,870	13,027,738			8,399
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.58	$12.82	$12.65	$11.04	$10.05
Value at end of period	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	469,644	465,666	466,278	562,228	327,404
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.64	$10.00	$10.51	$10.20
Value at end of period	$8.53	$6.64	$10.00	$10.51
Number of accumulation units outstanding at end of period	28,219	26,420	17,324	27,396
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922
Value at end of period	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064
Number of accumulation units outstanding at end of period	6,066	6,529	8,256	10,331	15,204	5,950,153	7,256,211	7,632,923	7,232,079	6,650,000
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64
Value at end of period	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406
Number of accumulation units outstanding at end of period	10,173	10,622	12,559	14,613	17,944	8,889,786	10,733,566	11,370,433	13,156,546	14,665,251
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308	$15.54
Value at end of period	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308
Number of accumulation units outstanding at end of period	1,474	3,020	3,196	4,152	5,961	1,416,300	1,837,861	2,165,378	1,460,675	1,096,265
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.76
Value at end of period	$18.53
Number of accumulation units outstanding at end of period	3,232
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574
Value at end of period	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796
Number of accumulation units outstanding at end of period	5,389	6,444	8,091	11,015	15,176	8,351,236	11,057,738	12,701,306	14,623,768	16,487,772

CFI 315

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.30	$8.74	$9.98
Value at end of period	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	30,093	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.15	$10.35
Value at end of period	$9.08	$7.15
Number of accumulation units outstanding at end of period	72,170	13,495
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341	$8.112
Value at end of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	1,486,108	1,608,995	2,009,152	2,555,514	2,934,710	2,159,782	1,056,376	466,937	6,563
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.84	$11.33	$10.69	$9.64
Value at end of period	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	106,032	99,707	71,654	26,098
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.34	$16.85	$14.72	$12.44	$11.32	$9.69
Value at end of period	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	813,928	800,025	708,559	658,350	485,783	307,559
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2001)
Value at beginning of period	$33.69	$65.63	$49.65	$40.16	$28.79	$19.45		$13.823	$13.82
Value at end of period	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79		$15.31	$13.823
Number of accumulation units outstanding at end of period	1,135,349	1,006,711	1,150,491	1,259,577	1,160,337	475,585		0	11
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$14.70
Value at end of period	$20.30
Number of accumulation units outstanding at end of period	5,992
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.98	$12.99	$13.32	$11.72	$10.23
Value at end of period	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	261,711	223,505	237,160	201,230	52,201
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during 2009)
Value at beginning of period	$13.83
Value at end of period	$16.23
Number of accumulation units outstanding at end of period	1,650
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14	$8.51
Value at end of period	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43	$8.14
Number of accumulation units outstanding at end of period	1,020,315	1,219,997	1,239,502	1,334,312	1,286,153	436,919	596	208

CFI 316

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.85	$11.82	$10.83	$10.87	$10.78	$10.05
Value at end of period	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	1,515,335	1,327,095	792,441	763,468	794,168	303,706
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.25	$12.73	$10.20
Value at end of period	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	888,247	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$7.66	$12.00	$11.48	$10.72	$10.65	$9.68
Value at end of period	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	424,205	403,226	466,382	299,696	227,325	176,478
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.17	$9.52
Value at end of period	$7.76	$6.17
Number of accumulation units outstanding at end of period	88,604	54,341
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.45	$10.22
Value at end of period	$8.27	$5.45
Number of accumulation units outstanding at end of period	116,361	22,554
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.31	$13.63	$12.45	$11.11	$11.61	$9.86
Value at end of period	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	2,445,057	2,251,199	1,766,942	1,078,607	643,749	294,872
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.70	$9.96
Value at end of period	$9.87	$8.70
Number of accumulation units outstanding at end of period	196,860	82,235
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.81	$14.63	$13.37	$12.20	$10.82	$9.80
Value at end of period	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	5,228,768	4,851,610	4,415,753	4,627,282	3,419,375	1,485,899
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.63	$10.48	$10.12
Value at end of period	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	291,124	196,246	151,589
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$8.00	$15.90	$14.72	$12.45	$11.41	$10.12
Value at end of period	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,197,491	1,008,917	1,121,588	625,495	202,100	71,289

CFI 317

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER USA
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.40	$14.10	$13.55	$12.72	$11.57	$9.82
Value at end of period	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	440,069	427,876	445,350	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.72	$13.21	$12.88	$11.05	$10.82	$9.84
Value at end of period	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	1,879,255	1,928,972	2,070,127	2,302,633	2,104,724	1,204,531

TABLE 34

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.53	$11.51	$10.40	$9.91	$9.22
Value at end of period	$7.81	$6.53	$11.51	$10.40	$9.91
Number of accumulation units outstanding at end of period	1,865	1,779	1,668	1,583	1,403
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.33	$10.62	$9.95	$8.63	$8.30
Value at end of period	$9.28	$7.33	$10.62	$9.95	$8.63
Number of accumulation units outstanding at end of period	4	4	4	4	726
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$15.28	$22.53	$22.20	$20.67	$19.81
Value at end of period	$18.90	$15.28	$22.53	$22.20	$20.67
Number of accumulation units outstanding at end of period	4,856	5,009	5,211	5,213	5,217
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.04	$37.06	$31.91	$28.93	$25.05
Value at end of period	$28.19	$21.04	$37.06	$31.91	$28.93
Number of accumulation units outstanding at end of period	4,971	5,872	6,511	6,525	5,372
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.03	$26.55	$26.48	$22.31	$21.34
Value at end of period	$19.33	$15.03	$26.55	$26.48	$22.31
Number of accumulation units outstanding at end of period	2,652	5,814	5,954	6,316	6,294
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.54	$24.03	$19.17	$18.16	$17.38
Value at end of period	$15.88	$12.54	$24.03	$19.17	$18.16
Number of accumulation units outstanding at end of period	6,684	6,672	6,650	8,186	9,789
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.18	$23.76	$20.51	$17.59	$14.96
Value at end of period	$16.47	$13.18	$23.76	$20.51	$17.59
Number of accumulation units outstanding at end of period	645	645	794	795	795
ING BALANCED PORTFOLIO
Value at beginning of period	$19.54	$27.51	$26.39	$24.30	$23.61
Value at end of period	$23.00	$19.54	$27.51	$26.39	$24.30
Number of accumulation units outstanding at end of period	1,720	2,225	2,230	2,233	2,546
CFI 318

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.27	$10.40	$10.67
Value at end of period	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	1,191	1,499	2,100
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.94	$4.95	$4.21	$3.98	$3.60
Value at end of period	$4.44	$2.94	$4.95	$4.21	$3.98
Number of accumulation units outstanding at end of period	13	13	683	1,744	1,743
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.51
Value at end of period	$12.20
Number of accumulation units outstanding at end of period	731
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.84	$13.46	$9.68
Value at end of period	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	738	784	784
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.86	$24.13	$22.75	$20.17	$18.89
Value at end of period	$19.11	$14.86	$24.13	$22.75	$20.17
Number of accumulation units outstanding at end of period	14,411	16,274	21,870	39,238	42,661
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.03	$22.63	$21.82	$19.28	$18.53
Value at end of period	$17.07	$14.03	$22.63	$21.82	$19.28
Number of accumulation units outstanding at end of period	3,438	3,440	3,534	3,887	4,733
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.31	$23.21	$22.28	$20.62	$18.78
Value at end of period	$18.61	$14.31	$23.21	$22.28	$20.62
Number of accumulation units outstanding at end of period	572	572	1,090	1,675	1,352
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.66	$16.25	$17.55	$15.61	$14.69
Value at end of period	$13.14	$10.66	$16.25	$17.55	$15.61
Number of accumulation units outstanding at end of period	596	596	761	761	761
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.09	$18.91	$18.06	$17.57	$17.25
Value at end of period	$18.83	$17.09	$18.91	$18.06	$17.57
Number of accumulation units outstanding at end of period	5,796	7,996	8,443	8,378	11,779
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.88
Value at end of period	$7.47
Number of accumulation units outstanding at end of period	17
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.83	$24.58	$17.97	$14.58
Value at end of period	$20.04	$11.83	$24.58	$17.97
Number of accumulation units outstanding at end of period	0	29	29	194

CFI 319

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.90
Value at end of period	$14.33
Number of accumulation units outstanding at end of period	388
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.23	$17.04	$17.54	$16.11	$14.64
Value at end of period	$13.37	$10.23	$17.04	$17.54	$16.11
Number of accumulation units outstanding at end of period	4,350	5,446	5,913	7,080	9,413
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.98	$11.12	$10.97
Value at end of period	$8.21	$6.98	$11.12
Number of accumulation units outstanding at end of period	1,899	2,271	3,005
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.15
Value at end of period	$8.38
Number of accumulation units outstanding at end of period	1,027
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.84	$14.64	$14.10	$13.61	$13.38
Value at end of period	$14.70	$14.84	$14.64	$14.10	$13.61
Number of accumulation units outstanding at end of period	5,817	8,306	4,749	3,533	3,534
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.42	$14.28	$13.57	$11.65	$10.01
Value at end of period	$11.60	$8.42	$14.28	$13.57	$11.65
Number of accumulation units outstanding at end of period	12,631	15,356	16,168	17,383	20,043
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.71	$10.01	$9.91
Value at end of period	$11.53	$9.60	$11.51	$10.71	$10.01
Number of accumulation units outstanding at end of period	2,133	2,186	2,167	2,153	2,024
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.09	$22.15	$21.78	$19.01	$17.99
Value at end of period	$16.01	$14.09	$22.15	$21.78	$19.01
Number of accumulation units outstanding at end of period	840	509	643	643	644
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.51	$12.69	$11.74	$11.43	$11.34
Value at end of period	$13.91	$12.51	$12.69	$11.74	$11.43
Number of accumulation units outstanding at end of period	689	730	730	731	657
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.29	$9.11	$9.34
Value at end of period	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	6,657	4,887	8,042
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.26	$11.23	$10.79	$9.66
Value at end of period	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	439	439	439	440

CFI 320

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.33	$11.06	$11.35
Value at end of period	$9.08	$7.33	$11.06
Number of accumulation units outstanding at end of period	0	42	1,521
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.25	$9.66	$8.89	$7.99	$7.42
Value at end of period	$8.09	$6.25	$9.66	$8.89	$7.99
Number of accumulation units outstanding at end of period	126	126	126	126	127
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.82	$29.11	$27.83	$24.13	$22.16
Value at end of period	$24.96	$19.82	$29.11	$27.83	$24.13
Number of accumulation units outstanding at end of period	359	14	160	232	1,103
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.65	$21.61	$20.84	$18.64	$17.77
Value at end of period	$16.88	$13.65	$21.61	$20.84	$18.64
Number of accumulation units outstanding at end of period	9	9	9	9	9
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.95	$19.31
Value at end of period	$16.79	$13.95
Number of accumulation units outstanding at end of period	365	365
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.13	$12.76	$12.38	$11.26
Value at end of period	$12.02	$9.13	$12.76	$12.38
Number of accumulation units outstanding at end of period	2,555	2,594	3,557	3,558
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.51	$13.38	$11.95	$11.09	$9.93
Value at end of period	$10.86	$7.51	$13.38	$11.95	$11.09
Number of accumulation units outstanding at end of period	15,069	15,263	15,273	16,106	17,945
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.14	$26.53	$24.45	$21.85	$20.84
Value at end of period	$21.37	$15.14	$26.53	$24.45	$21.85
Number of accumulation units outstanding at end of period	1,564	1,803	2,659	3,558	3,810
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	25,250	26,257
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.66	$11.18	$11.20
Value at end of period	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,072	1,072	1,073
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$14.95	$25.13	$23.74	$20.57	$20.51
Value at end of period	$21.38	$14.95	$25.13	$23.74	$20.57
Number of accumulation units outstanding at end of period	3,295	3,451	4,082	4,122	5,124
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.61	$16.15	$16.16	$14.29	$13.23
Value at end of period	$12.50	$9.61	$16.15	$16.16	$14.29
Number of accumulation units outstanding at end of period	6,926	7,248	7,994	8,230	8,558

CFI 321

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	8,819	14,126	14,406	14,815	15,123

TABLE 35
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.91
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	252
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$16.90	$24.96	$24.64	$22.97	$22.05
Value at end of period	$20.88	$16.90	$24.96	$24.64	$22.97
Number of accumulation units outstanding at end of period	497	486	438	396	360
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.27	$19.22	$16.40	$13.65	$11.37
Value at end of period	$15.45	$11.27	$19.22	$16.40	$13.65
Number of accumulation units outstanding at end of period	2,500	2,530	2,134	2,089	2,061
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$14.36	$21.34	$23.55	$19.67	$18.06
Value at end of period	$18.39	$14.36	$21.34	$23.55	$19.67
Number of accumulation units outstanding at end of period	362	718	910	1,089	375
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.61	$36.36	$31.37	$28.47	$24.69
Value at end of period	$27.58	$20.61	$36.36	$31.37	$28.47
Number of accumulation units outstanding at end of period	2,305	2,826	1,724	1,536	1,211
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.73	$26.05	$26.02	$21.96	$21.03
Value at end of period	$18.91	$14.73	$26.05	$26.02	$21.96
Number of accumulation units outstanding at end of period	2,821	2,361	1,900	1,590	1,913
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.28	$23.58	$18.84	$17.88	$17.14
Value at end of period	$15.54	$12.28	$23.58	$18.84	$17.88
Number of accumulation units outstanding at end of period	134	939	942	932	1,119
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.92	$23.31	$20.16	$17.31	$14.75
Value at end of period	$16.12	$12.92	$23.31	$20.16	$17.31
Number of accumulation units outstanding at end of period	777	723	602	504	386
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$11.50	$17.42	$18.10	$15.69	$14.63
Value at end of period	$14.65	$11.50	$17.42	$18.10	$15.69
Number of accumulation units outstanding at end of period	368	359	272	212	154

CFI 322

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.86
Value at end of period	$8.01
Number of accumulation units outstanding at end of period	509
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$10.83	$14.95	$15.62	$13.72	$12.90
Value at end of period	$14.49	$10.83	$14.95	$15.62	$13.72
Number of accumulation units outstanding at end of period	108	108	400	108	108
ING BALANCED PORTFOLIO
Value at beginning of period	$20.66	$29.14	$28.00	$25.81	$25.11
Value at end of period	$24.29	$20.66	$29.14	$28.00	$25.81
Number of accumulation units outstanding at end of period	629	660	431	374	403
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$6.25	$10.39	$10.66
Value at end of period	$8.05	$6.25	$10.39
Number of accumulation units outstanding at end of period	2,384	1,595	1,006
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$2.90	$4.89	$4.17	$3.94	$3.58
Value at end of period	$4.37	$2.90	$4.89	$4.17	$3.94
Number of accumulation units outstanding at end of period	2,223	2,141	2,126	2,125	2,127
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.83	$6.70
Number of accumulation units outstanding at end of period	211	211
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$6.04	$9.96	$12.28	$12.37
Value at end of period	$8.09	$6.04	$9.96	$12.28
Number of accumulation units outstanding at end of period	680	730	50	343
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.63	$10.21	$9.94
Value at end of period	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	756	757	756
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.82	$13.43	$9.68
Value at end of period	$10.60	$7.82	$13.43
Number of accumulation units outstanding at end of period	42	42	42
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.73	$25.57	$24.15	$21.45	$20.12
Value at end of period	$20.20	$15.73	$25.57	$24.15	$21.45
Number of accumulation units outstanding at end of period	789	1,052	929	830	893
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.77	$22.24	$21.48	$19.01	$18.30
Value at end of period	$16.73	$13.77	$22.24	$21.48	$19.01
Number of accumulation units outstanding at end of period	74	78	94	73	25

CFI 323

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.08	$22.87	$21.99	$20.38	$18.59
Value at end of period	$18.29	$14.08	$22.87	$21.99	$20.38
Number of accumulation units outstanding at end of period	1,555	2,174	1,266	1,456	1,338
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.49	$16.01	$17.32	$15.74
Value at end of period	$12.91	$10.49	$16.01	$17.32
Number of accumulation units outstanding at end of period	2,016	1,558	1,178	908
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.47	$20.47	$19.58	$19.08	$18.76
Value at end of period	$20.32	$18.47	$20.47	$19.58	$19.08
Number of accumulation units outstanding at end of period	1,065	1,186	564	320	333
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.26	$18.18	$16.25	$12.73	$11.80
Value at end of period	$12.86	$10.26	$18.18	$16.25	$12.73
Number of accumulation units outstanding at end of period	550	470	374	311	249
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.58	$15.99	$16.48	$15.15	$13.79
Value at end of period	$12.50	$9.58	$15.99	$16.48	$15.15
Number of accumulation units outstanding at end of period	2,724	2,172	1,620	1,245	1,001
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.96	$11.09	$10.95
Value at end of period	$8.16	$6.96	$11.09
Number of accumulation units outstanding at end of period	2,109	2,411	2,412
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$10.86	$14.19	$13.84	$12.54	$12.36
Value at end of period	$12.63	$10.86	$14.19	$13.84	$12.54
Number of accumulation units outstanding at end of period	0	74	74	230	230
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.34	$18.46	$14.70	$14.73
Value at end of period	$14.85	$11.34	$18.46	$14.70
Number of accumulation units outstanding at end of period	288	288	288	288
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.08	$14.89	$14.36	$13.89	$13.68
Value at end of period	$14.91	$15.08	$14.89	$14.36	$13.89
Number of accumulation units outstanding at end of period	16,602	24,448	8,063	10,601	11,160
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.37	$14.22	$13.53	$11.63	$10.04
Value at end of period	$11.52	$8.37	$14.22	$13.53	$11.63
Number of accumulation units outstanding at end of period	2,118	2,634	1,949	3,573	3,822
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.54	$11.46	$10.68	$9.99	$9.90
Value at end of period	$11.44	$9.54	$11.46	$10.68	$9.99
Number of accumulation units outstanding at end of period	2,340	2,325	2,148	2,660	4,202
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$13.84	$21.80	$21.46	$18.76	$17.77
Value at end of period	$15.70	$13.84	$21.80	$21.46	$18.76
Number of accumulation units outstanding at end of period	174	129	93	67	37

CFI 324

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.38	$12.99
Value at end of period	$13.75	$12.38
Number of accumulation units outstanding at end of period	0	1,120
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.20
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	2,143
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.30	$11.04	$11.33
Value at end of period	$9.03	$7.30	$11.04
Number of accumulation units outstanding at end of period	328	301	300
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.18	$9.56	$8.81	$7.94	$7.38
Value at end of period	$7.98	$6.18	$9.56	$8.81	$7.94
Number of accumulation units outstanding at end of period	68	68	68	68	76
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.47	$28.63	$27.43	$23.81	$21.90
Value at end of period	$24.48	$19.47	$28.63	$27.43	$23.81
Number of accumulation units outstanding at end of period	204	220	194	161	207
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$8.67	$12.02	$11.77
Value at end of period	$10.45	$8.67	$12.02
Number of accumulation units outstanding at end of period	2,041	2,040	2,040
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.14	$12.48	$12.63
Value at end of period	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	1,458	1,834	1,593
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.41	$19.12	$18.33	$17.15	$16.75
Value at end of period	$16.74	$14.41	$19.12	$18.33	$17.15
Number of accumulation units outstanding at end of period	221	164	192	97	23
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.37	$21.21	$20.48	$18.35	$17.52
Value at end of period	$16.51	$13.37	$21.21	$20.48	$18.35
Number of accumulation units outstanding at end of period	1,076	726	561	236	52
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.67	$19.94	$19.18	$17.49	$16.94
Value at end of period	$16.42	$13.67	$19.94	$19.18	$17.49
Number of accumulation units outstanding at end of period	978	733	530	357	110
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.08	$12.71	$12.35	$12.27
Value at end of period	$11.93	$9.08	$12.71	$12.35
Number of accumulation units outstanding at end of period	2,456	3,476	1,156	1,036

CFI 325

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.47	$13.32	$11.92	$11.08	$9.89
Value at end of period	$10.78	$7.47	$13.32	$11.92	$11.08
Number of accumulation units outstanding at end of period	1,269	1,926	1,793	1,691	2,001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period		$16.84	$16.58	$14.12	$13.78
Value at end of period		$10.68	$16.84	$16.58	$14.12
Number of accumulation units outstanding at end of period		0	271	702	431
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.83	$26.03	$24.03	$21.51	$20.54
Value at end of period	$20.91	$14.83	$26.03	$24.03	$21.51
Number of accumulation units outstanding at end of period	1,637	1,629	1,773	1,508	1,387
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.18	$6.28
Number of accumulation units outstanding at end of period	1,718	1,445
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.59
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	664
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.07	$28.73	$27.17	$23.59	$23.55
Value at end of period	$24.36	$17.07	$28.73	$27.17	$23.59
Number of accumulation units outstanding at end of period	1,059	694	449	273	214
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.11	$18.70	$18.74	$16.60	$15.39
Value at end of period	$14.43	$11.11	$18.70	$18.74	$16.60
Number of accumulation units outstanding at end of period	1,236	745	442	739	604
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.59	$13.71	$14.23	$12.46	$12.01
Value at end of period	$10.88	$8.59	$13.71	$14.23	$12.46
Number of accumulation units outstanding at end of period	333	333	333	333	333
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.15	$12.11	$11.86	$10.67	$9.99
Value at end of period	$11.06	$9.15	$12.11	$11.86	$10.67
Number of accumulation units outstanding at end of period	3,491	3,159	2,538	2,818	2,290
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.27	$16.75	$16.55
Value at end of period	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$33.24	$64.86	$49.15	$39.82	$28.59
Value at end of period	$59.56	$33.24	$64.86	$49.15	$39.82
Number of accumulation units outstanding at end of period	196	276	155	164	160

CFI 326

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.93	$12.93	$14.01
Value at end of period	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	592	618	26
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.77	$12.84	$11.90	$10.90	$10.24
Value at end of period	$10.49	$8.77	$12.84	$11.90	$10.90
Number of accumulation units outstanding at end of period	260	260	260	260	260
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$7.60	$11.93	$11.43	$10.69	$10.25
Value at end of period	$12.02	$7.60	$11.93	$11.43	$10.69
Number of accumulation units outstanding at end of period	822	132	130	130	130
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$14.20	$13.55	$12.40	$11.08	$11.60
Value at end of period	$16.64	$14.20	$13.55	$12.40	$11.08
Number of accumulation units outstanding at end of period	19,362	19,443	18,387	18,330	17,659
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$8.74	$14.55	$13.31	$12.17	$10.81
Value at end of period	$11.59	$8.74	$14.55	$13.31	$12.17
Number of accumulation units outstanding at end of period	4,614	5,571	4,467	4,579	4,060
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.94	$15.80	$16.85
Value at end of period	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.34	$14.02	$14.91
Value at end of period	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	13
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.66	$13.13	$12.82	$11.03	$10.45
Value at end of period	$10.16	$8.66	$13.13	$12.82	$11.03
Number of accumulation units outstanding at end of period	2,170	3,320	2,171	2,170	2,209

TABLE 36

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%

(INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997)
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.89
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	224

CFI 327

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$13.729
Value at end of period	$7.61	$6.38	$11.27	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05
Number of accumulation units outstanding at end of period	33,237	31,229	34,913	34,535	17,708	20,528	21,152	20,848	24,468	28,018
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695
Value at end of period	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845
Number of accumulation units outstanding at end of period	37,836	37,029	39,194	45,449	37,056	42,845	39,056	36,100	38,470	38,374
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.28
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	1,349
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.88
Value at end of period	$12.25
Number of accumulation units outstanding at end of period	2,063
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.45
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.44
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	131
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.55	$9.00
Value at end of period	$7.64	$5.55
Number of accumulation units outstanding at end of period	1,269	546
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521	$22.55
Value at end of period	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521
Number of accumulation units outstanding at end of period	27,968	29,853	31,328	32,690	32,867	37,768	36,324	30,377	28,749	28,518
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.05
Value at end of period	$7.91
Number of accumulation units outstanding at end of period	3
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.22	$19.16	$16.36	$13.63	$11.43	$9.96
Value at end of period	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	76,605	68,762	63,232	46,481	14,087	3,097
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.25	$21.20	$23.41	$19.58	$17.99	$15.99
Value at end of period	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	10,122	15,304	16,789	16,999	13,424	7,700

CFI 328

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977	$23.889
Value at end of period	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977
Number of accumulation units outstanding at end of period	190,163	203,284	221,446	254,136	253,307	222,009	185,516	159,118	156,910	157,051
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45	$18.209
Value at end of period	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45
Number of accumulation units outstanding at end of period	118,618	124,935	139,984	164,429	179,189	184,225	179,752	150,449	136,762	118,945
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822
Value at end of period	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646
Number of accumulation units outstanding at end of period	145,984	146,278	170,439	190,758	217,069	246,401	265,559	219,551	211,010	211,306
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231	$19.112
Value at end of period	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231
Number of accumulation units outstanding at end of period	28,246	26,670	35,613	35,066	34,281	33,035	25,285	18,351	15,492	13,970
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19	$11.51
Value at end of period	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96	$9.19
Number of accumulation units outstanding at end of period	19,558	23,020	28,684	38,440	37,841	22,125	7,736	3,027
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.09	$9.16
Value at end of period	$8.00	$6.09
Number of accumulation units outstanding at end of period	8,213	4,246
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07	$8.44
Value at end of period	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77	$8.07
Number of accumulation units outstanding at end of period	11,574	11,663	11,462	9,590	10,176	14,510	6,056	1,575
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.75	$19.35	$16.87	$13.25	$11.66	$9.88
Value at end of period	$12.73	$10.75	$19.35	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	14,643	16,806	16,155	13,629	4,895	738
ING BALANCED PORTFOLIO
Value at beginning of period	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714	$24.00
Value at end of period	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714
Number of accumulation units outstanding at end of period	106,516	124,977	157,458	187,136	234,252	270,502	265,097	277,477	304,553	317,955
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.27	$10.81	$10.07	$8.94
Value at end of period	$8.30	$6.27	$10.81	$10.07
Number of accumulation units outstanding at end of period	3,666	3,291	2,950	348
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67	$8.79
Value at end of period	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.67
Number of accumulation units outstanding at end of period	31,396	33,410	37,415	30,624	30,959	28,782	11,562	4,599

CFI 329

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.24	$10.38	$10.66
Value at end of period	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	89,344	97,997	118,140
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$9.738
Value at end of period	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	52,389	47,319	47,059	62,466	51,621	59,773	62,908	38,675	31,262	41,668
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.69	$9.74
Value at end of period	$8.82	$6.69
Number of accumulation units outstanding at end of period	14,010	15,005
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.03	$9.95	$12.28	$10.01
Value at end of period	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	7,918	13,168	7,616	8,911
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.62	$10.19	$10.05	$9.03
Value at end of period	$8.13	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	1,784	1,567	816	629
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44	$12.45
Value at end of period	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44
Number of accumulation units outstanding at end of period	6,219	5,787	5,562	4,797	3,565	4,496	2,526
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.43	$13.42	$12.55	$11.19	$10.81
Value at end of period	$11.15	$9.43	$13.42	$12.55	$11.19
Number of accumulation units outstanding at end of period	5,273	5,653	3,781	2,893	1,082
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.80	$14.68	$13.01	$11.80	$10.63
Value at end of period	$12.06	$8.80	$14.68	$13.01	$11.80
Number of accumulation units outstanding at end of period	12,568	12,794	12,307	13,843	4,235
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.80	$13.42	$9.68
Value at end of period	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	58,026	61,533	55,830
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351	$28.902
Value at end of period	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351
Number of accumulation units outstanding at end of period	440,907	498,311	566,217	629,336	733,906	825,239	863,597	920,124	1,096,214	1,314,585
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887
Value at end of period	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427
Number of accumulation units outstanding at end of period	111,248	116,316	130,780	147,959	164,046	188,039	186,465	162,093	152,444	146,863

CFI 330

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403
Value at end of period	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653
Number of accumulation units outstanding at end of period	82,993	86,517	85,361	98,979	109,197	104,261	87,243	66,409	42,162	22,440
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604
Value at end of period	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391
Number of accumulation units outstanding at end of period	52,131	49,131	53,523	62,443	66,580	68,874	51,117	34,822	18,943	7,534
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868	$13.764
Value at end of period	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868
Number of accumulation units outstanding at end of period	110,310	143,536	154,627	156,611	171,390	182,278	187,469	193,755	176,720	155,214
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.86
Value at end of period	$7.44
Number of accumulation units outstanding at end of period	19,907
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.31
Value at end of period	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	24,825	26,187	27,785	24,233	18,807	12,453	7,503	224
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.32	$8.75
Value at end of period	$7.15	$5.32
Number of accumulation units outstanding at end of period	1,944	7,584
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.72	$24.42	$17.90	$13.38	$10.99
Value at end of period	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	12,656	11,172	15,240	20,051	21,726
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15	$7.83
Value at end of period	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$9.15
Number of accumulation units outstanding at end of period	14,720	14,274	14,325	13,590	14,595	12,238	3,008	91
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.66	$12.55	$12.96	$12.24
Value at end of period	$10.86	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	3,562	2,872	2,887	995
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.49	$15.85	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847	$28.288
Value at end of period	$12.37	$9.49	$15.85	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847
Number of accumulation units outstanding at end of period	62,521	66,834	75,213	87,340	103,669	121,537	136,528	132,853	137,851	140,183
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.94	$11.07	$10.77	$9.56
Value at end of period	$8.14	$6.94	$11.07	$10.77
Number of accumulation units outstanding at end of period	92,494	104,892	126,195	29

CFI 331

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.55	$10.23
Value at end of period	$8.34	$6.55
Number of accumulation units outstanding at end of period	2,560	1,518
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.96	$18.01	$15.16	$12.41	$11.01
Value at end of period	$12.14	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	5,347	4,651	14,573	12,059	5,949
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74	$10.93
Value at end of period	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74
Number of accumulation units outstanding at end of period	19,215	19,831	20,313	28,084	26,688	15,704	1,047
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.30	$18.42	$14.68	$11.39	$10.67
Value at end of period	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	18,780	18,960	21,857	8,247	3,735
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28	$6.96
Value at end of period	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	9,316	9,470	4,593	5,311	5,597	6,239	6,146
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445	$12.829
Value at end of period	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445
Number of accumulation units outstanding at end of period	119,637	160,994	133,929	100,067	96,206	114,605	120,949	194,182	171,507	131,198
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	346,067	392,661	467,344	574,315	622,569
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	86,140	87,074	83,459	89,383	97,566
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$15.96
Value at end of period	$15.52	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412
Number of accumulation units outstanding at end of period	46,374	19,481	24,377	28,691	31,487	33,790	35,769	31,865	23,922	12,929
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.69	$11.38	$11.23	$10.46	$9.99
Value at end of period	$12.78	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	8,266	8,093	6,750	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.10
Value at end of period	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	86,084	64,255	59,982	41,378	36,567	30,623	24,561	11,498

CFI 332

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.25	$9.07	$9.31
Value at end of period	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	61,748	62,406	70,193
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.21	$11.18	$10.78	$10.16
Value at end of period	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	10,260	10,544	10,326	4,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.68	$11.04	$10.56	$9.88
Value at end of period	$12.64	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	4,066	1,866	1,713	278
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.28	$11.02	$10.58	$9.31
Value at end of period	$9.00	$7.28	$11.02	$10.58
Number of accumulation units outstanding at end of period	49,298	48,710	64,007	456
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.16
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	2
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$6.37
Value at end of period	$8.06
Number of accumulation units outstanding at end of period	5,295
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.05
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	1,701
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.39
Value at end of period	$12.80
Number of accumulation units outstanding at end of period	1,522
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.12
Value at end of period	$8.15
Number of accumulation units outstanding at end of period	585
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.01
Value at end of period	$8.65
Number of accumulation units outstanding at end of period	11

CFI 333

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96	$5.84
Value at end of period	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78	$4.96
Number of accumulation units outstanding at end of period	4,983	5,565	6,905	6,022	11,479	8,596	10,397	70
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497
Value at end of period	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396
Number of accumulation units outstanding at end of period	36,207	40,305	46,498	54,303	54,198	58,199	63,826	54,716	44,050	40,696
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$8.64	$11.99	$11.64	$10.66	$10.31
Value at end of period	$10.41	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	61,392	44,341	15,990	9,031	215
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.11	$12.45	$12.08	$10.89	$10.56
Value at end of period	$10.05	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	53,746	40,147	25,632	7,127	352
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$7.99	$12.88	$12.42	$11.05	$10.67
Value at end of period	$10.11	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	63,080	54,863	34,808	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$7.88	$13.29	$12.76	$11.26	$11.02
Value at end of period	$10.08	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	34,042	24,996	14,185	6,473	42
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.15
Value at end of period	$9.04
Number of accumulation units outstanding at end of period	505
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.30
Value at end of period	$8.45
Number of accumulation units outstanding at end of period	332
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.26	$11.28	$10.88	$10.29	$10.11
Value at end of period	$10.69	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	601	1,113	1,565	1,883	14
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454	$14.967
Value at end of period	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454
Number of accumulation units outstanding at end of period	13,842	16,069	20,595	17,522	18,024	17,194	18,307	18,117	19,581	17,583
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437	$17.818
Value at end of period	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437
Number of accumulation units outstanding at end of period	33,404	39,316	32,354	33,504	37,572	37,623	40,616	39,075	36,845	37,681

CFI 334

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17	$16.346
Value at end of period	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17
Number of accumulation units outstanding at end of period	23,002	23,548	25,398	29,784	30,819	39,291	35,932	32,472	34,726	32,973
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.05	$12.68	$12.33	$10.91	$10.41
Value at end of period	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	85,522	91,305	80,976	44,303	23,802
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	200,139	220,931	260,788	321,464	373,538
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93	$11.12
Value at end of period	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93
Number of accumulation units outstanding at end of period	22,963	17,138	15,775	20,094	15,678	8,750	2,862
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773
Value at end of period	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443
Number of accumulation units outstanding at end of period	89,105	104,430	103,163	116,941	116,588	113,758	111,932	98,320	91,527	91,561
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.27	$10.20
Value at end of period	$8.17	$6.27
Number of accumulation units outstanding at end of period	77,908	86,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.62	$11.14	$11.04	$9.48
Value at end of period	$8.62	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	10,844	1,768	1,258	1,709
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731	$35.239
Value at end of period	$24.11	$16.91	$28.48	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731
Number of accumulation units outstanding at end of period	18,034	19,684	22,339	25,118	29,066	32,749	34,926	38,660	44,604	41,529
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.17	$9.91
Value at end of period	$10.61	$10.17
Number of accumulation units outstanding at end of period	860	768
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185	$20.388
Value at end of period	$14.37	$11.07	$18.65	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185
Number of accumulation units outstanding at end of period	57,646	63,479	73,846	78,043	89,250	99,014	105,875	108,074	120,475	131,412
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29	$8.47
Value at end of period	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59	$8.29
Number of accumulation units outstanding at end of period	27,632	29,782	30,100	25,347	30,415	23,542	9,550	5,241

CFI 335

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	181,973	213,576	242,607	278,531	313,107
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.50	$12.73	$12.60	$11.02	$10.36
Value at end of period	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	13,205	13,809	17,066	15,081	10,201
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.59	$9.95	$10.49	$9.83
Value at end of period	$8.45	$6.59	$9.95	$10.49
Number of accumulation units outstanding at end of period	245	219	177	2
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.15
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	1,327
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.14	$9.40
Value at end of period	$9.04	$7.14
Number of accumulation units outstanding at end of period	1,619	178
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29	$9.65
Value at end of period	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	44,447	48,956	48,896	58,775	66,220	45,281	19,300	4,669
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.79	$11.28	$10.68	$9.52
Value at end of period	$8.72	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	8,633	5,860	2,113	148
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.22	$16.70	$14.62	$12.38	$11.30	$10.31
Value at end of period	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	10,863	10,323	6,895	4,948	2,419	473
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$32.99	$64.43	$48.87	$39.62	$28.48	$20.88
Value at end of period	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	22,260	21,659	26,634	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.90	$12.90	$13.26	$11.70	$10.43
Value at end of period	$10.68	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	7,392	7,287	11,562	5,862	6,586

CFI 336

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.70	$12.75	$11.83	$10.85	$10.45	$9.52
Value at end of period	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	30,871	26,905	18,649	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.72	$11.71	$10.75	$10.83	$10.76	$10.24
Value at end of period	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	41,522	32,595	13,115	21,794	18,534	13,498
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.23	$12.71	$10.88
Value at end of period	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	21,320	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.57	$11.89	$11.41	$10.67	$10.63	$9.93
Value at end of period	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	24,190	21,335	21,020	13,396	8,195	4,159
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.16	$8.71
Value at end of period	$7.73	$6.16
Number of accumulation units outstanding at end of period	2,691	7,267
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.44	$9.04
Value at end of period	$8.23	$5.44
Number of accumulation units outstanding at end of period	626	465
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.14	$13.50	$12.37	$11.07	$11.59	$10.10
Value at end of period	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	65,786	61,335	38,401	23,582	13,006	5,198
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.68	$9.68
Value at end of period	$9.82	$8.68
Number of accumulation units outstanding at end of period	693	337
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.70	$14.50	$13.28	$12.15	$10.80	$9.78
Value at end of period	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	78,359	75,409	79,524	77,637	42,601	17,915
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$5.61	$10.46	$10.22
Value at end of period	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	6,155	4,365	1,414

CFI 337

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$7.90	$15.75	$14.62	$12.40	$11.39	$9.90
Value at end of period	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	22,139	17,240	26,086	10,084	4,003	1,901
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.30	$13.97	$13.46	$12.66	$11.55	$9.90
Value at end of period	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	12,176	13,763	12,977	14,851	8,400	744
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$8.62	$13.09	$12.79	$11.01	$10.80	$9.83
Value at end of period	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	34,698	40,290	39,026	41,361	30,714	17,631

TABLE 37

FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS

(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106	$13.759
Value at end of period	$7.82	$6.54	$11.52	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106
Number of accumulation units outstanding at end of period	1,442	818	651	559	19	939	817	715	3,533	3,771
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891	$11.721
Value at end of period	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891
Number of accumulation units outstanding at end of period	2,182	2,183	4,733	4,949	2,659	2,774	6,715	6,973	12,096	13,778
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.705
Value at end of period	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722
Number of accumulation units outstanding at end of period	500	511	653	668	684	701	718	792	803	969
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.44	$19.49	$16.58	$13.75	$11.47	$10.97
Value at end of period	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	604	604	3,426	1,424	5,456	5,731
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.55	$21.59	$23.79	$19.84	$18.19	$16.39
Value at end of period	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	407	407	1,713	3,490	1,867	1,248
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053
Value at end of period	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182
Number of accumulation units outstanding at end of period	18,043	17,803	30,851	27,819	26,464	25,722	26,962	22,723	15,976	34,734
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334
Value at end of period	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632
Number of accumulation units outstanding at end of period	2,551	2,552	8,432	10,083	12,633	13,040	17,326	20,155	10,111	33,029

CFI 338

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Value at end of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Number of accumulation units outstanding at end of period	2,889	2,773	4,217	8,135	8,863	13,944	29,175	44,288	47,724	62,729
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243
Value at end of period	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374
Number of accumulation units outstanding at end of period	1,750	1,750	2,052	2,218	2,817	6,644	4,453	1,125	1,364	2,771
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.33
Value at end of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	2,293	2,178	3,473	6,456	9,188	4,340
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$10.08
Value at end of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	3,513	3,614	5,097	5,192	5,294	4,015	1,910
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.96	$19.68	$17.09	$13.36	$11.65
Value at end of period	$13.01	$10.96	$19.68	$17.09	$13.36
Number of accumulation units outstanding at end of period	5,588	5,451	4,670	4,617	592
ING BALANCED PORTFOLIO
Value at beginning of period	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15	$24.529
Value at end of period	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15
Number of accumulation units outstanding at end of period	67,836	95,222	117,538	135,888	161,312	182,702	205,420	239,236	266,176	291,348
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$10.62
Value at end of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	3,059	2,886	3,079	2,718	2,510	2,517	1,067
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.28	$10.41	$10.67
Value at end of period	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	2,671	2,582	2,834
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.365
Value at end of period	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	4,410	4,209	5,169	5,139	4,731	6,079	13,255	6,770	24,538	22,438
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,552	1,552
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.07	$9.99	$12.30	$11.16
Value at end of period	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	0	14	2,030	4,407

CFI 339

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53	$14.68
Value at end of period	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	1,278	1,374	1,477	1,571	2,347	2,518	3,088
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period		$14.77	$13.93
Value at end of period		$8.88	$14.77
Number of accumulation units outstanding at end of period		0	1,341
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.85	$13.47	$9.69
Value at end of period	$10.66	$7.85	$13.47
Number of accumulation units outstanding at end of period	3,363	3,222	14,926
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817	$29.287
Value at end of period	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817
Number of accumulation units outstanding at end of period	1,184,071	1,284,630	1,576,693	1,838,625	2,114,387	2,484,960	2,901,193	3,285,323	3,760,768	4,335,996
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692	$23.103
Value at end of period	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692
Number of accumulation units outstanding at end of period	22,769	21,308	37,224	50,559	60,481	79,076	70,966	70,072	70,818	90,741
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.475
Value at end of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Number of accumulation units outstanding at end of period	4,811	4,592	6,975	12,982	18,126	21,963	16,748	14,861	7,620	6,140
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645
Value at end of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Number of accumulation units outstanding at end of period	71	358	2,129	7,602	10,465	20,764	12,551	12,354	12,866	66
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087	$13.912
Value at end of period	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087
Number of accumulation units outstanding at end of period	110,735	112,092	125,893	155,702	173,477	202,445	208,942	243,240	259,850	264,385
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.38	$18.36	$16.39	$12.82	$11.87	$11.43
Value at end of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	640	649	288	3,697	6,523	2,462
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.83	$24.58	$17.98	$13.40	$11.85
Value at end of period	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	830	830	1,421	745	793
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period		$17.47	$17.29	$15.03	$14.02	$11.78	$10.85
Value at end of period		$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period		0	1,384	1,333	2,454	3,911	2,454

CFI 340

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481
Value at end of period	$12.77	$9.77	$16.28	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033
Number of accumulation units outstanding at end of period	1,982	2,008	2,202	5,817	5,997	8,385	16,316	10,029	12,608	14,666
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.99	$11.12	$10.97
Value at end of period	$8.21	$6.99	$11.12
Number of accumulation units outstanding at end of period	542	418	10,749
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period		$18.13	$15.63
Value at end of period		$9.04	$18.13
Number of accumulation units outstanding at end of period		0	28
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.79
Value at end of period	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	4,399	4,675	4,971	9,398	8,976	9,262	12,943
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.41	$18.54	$14.74	$12.73
Value at end of period	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,371	1,270	2,742	1,381
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917
Value at end of period	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571
Number of accumulation units outstanding at end of period	132,438	133,856	158,695	167,741	183,325	206,475	254,937	317,922	391,787	442,560
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$10.04
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	36,405	35,468	53,174	62,549	107,581
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	16,991	16,996	21,137	10,310	10,313
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Value at end of period	$16.03	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602
Number of accumulation units outstanding at end of period	3,509	807	1,662	4,428	4,414	9,238	13,046	20,736	18,333	8,383
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.79
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	341
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.57
Value at end of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	1,972	1,668	2,751	3,487	3,418	2,755	3,555	1,114

CFI 341

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.29	$9.11	$9.34
Value at end of period	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	24,554	23,483	23,505
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.26	$11.23	$11.17
Value at end of period	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	2,399	2,349	2,204
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.00
Value at end of period	$12.75
Number of accumulation units outstanding at end of period	191
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.33	$11.07	$11.35
Value at end of period	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	725	1,717	3,774
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	3,357
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Value at end of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Number of accumulation units outstanding at end of period	4,114	3,985	3,933	4,383	6,275	8,472	10,494	10,407	10,912	9,443
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.24		$11.68	$11.65
Value at end of period	$10.53		$12.07	$11.68
Number of accumulation units outstanding at end of period	364		0	12,433
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period		$12.53	$12.13	$11.52
Value at end of period		$8.19	$12.53	$12.13
Number of accumulation units outstanding at end of period		0	122	10,608
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795	$15.206
Value at end of period	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795
Number of accumulation units outstanding at end of period	12,250	12,347	11,771	12,396	13,009	13,824	16,709	18,001	19,598	20,947
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.14	$12.76	$12.38	$10.93	$10.78
Value at end of period	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	14,609	13,659	5,073	1,070	868
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.52	$13.39	$11.95	$11.09	$9.89
Value at end of period	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	16,042	14,496	16,111	17,772	18,705

CFI 342

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$10.78	$16.97	$16.68	$14.18	$13.81	$12.31
Value at end of period	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	6,370	7,279	10,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Value at end of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Number of accumulation units outstanding at end of period	10,111	9,893	10,725	16,011	19,716	18,169	24,998	18,710	17,503	20,218
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	895	860
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period		$11.18	$11.06	$9.77
Value at end of period		$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period		0	1,344	1,350
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48
Value at end of period	$24.89	$17.41	$29.26	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037
Number of accumulation units outstanding at end of period	181	181	626	569	1,184	4,325	2,168	2,694	4,222	9,109
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527
Value at end of period	$14.83	$11.40	$19.16	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365
Number of accumulation units outstanding at end of period	31,467	23,027	36,218	41,846	55,379	83,121	93,468	90,559	99,038	101,085
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$7.79
Value at end of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	1,326	1,426	9,539	11,328	11,568	9,860	4,429	2,891
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	1,204	1,106	7,240	7,473	10,255
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period		$12.82	$12.65	$11.04	$10.61
Value at end of period		$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period		0	2,772	2,773	2,774
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922
Value at end of period	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064
Number of accumulation units outstanding at end of period	367	367	367	367	367	5,993	15,246	19,824	27,093	41,858
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64
Value at end of period	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406
Number of accumulation units outstanding at end of period	417	234	89	79	45	27,191	45,263	46,615	53,202	74,586
JANUS ASPEN WORLDWIDE PORTFOLIO
Value at beginning of period	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574
Value at end of period	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796
Number of accumulation units outstanding at end of period	829	606	427	411	374	36,361	55,481	61,469	63,484	101,799

CFI 343

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.48
Value at end of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	2,940	3,046	3,157	3,085	7,018	3,638	2,029
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.42	$16.99	$14.82	$12.49	$11.34	$11.31
Value at end of period	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	2,793	2,794	3,518	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$33.69	$65.63	$49.65	$40.16	$28.79	$24.44
Value at end of period	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	4,768	3,422	7,226	6,855	6,275	2,971
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period		$12.99	$13.32	$12.71
Value at end of period		$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period		0	3,127	1,715
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$8.89	$12.99	$12.02	$10.99	$10.56	$9.64
Value at end of period	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	1,007	1,007	2,382	2,514	2,641	2,773
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.93	$11.06
Value at end of period	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.26	$12.73	$11.43
Value at end of period	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.42	$13.74	$12.53	$11.16	$11.43
Value at end of period	$16.92	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	4,221	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.87	$14.75	$13.45	$12.25	$10.83	$10.07
Value at end of period	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	27,640	27,173	28,437	25,787	19,192	9,089
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.63	$10.48	$10.10
Value at end of period	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	990	991	991

CFI 344

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$8.06	$16.02	$14.81	$12.50	$11.43	$11.07
Value at end of period	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	8	8	5,211	2,558	15	467
WANGER USA
(Funds were first received in this option during November 2004)
Value at beginning of period			$13.64	$12.77	$11.59	$11.26
Value at end of period			$14.21	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period			0	73	0	355
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$8.79	$13.31	$12.96	$11.10	$10.83	$10.11
Value at end of period	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	12,732	12,503	15,940	32,563	29,566	8,340
TABLE 38

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005 (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004

AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.11	$12.37	$11.05	$10.39	$9.55	$8.98
Value at end of period	$8.61	$7.11	$12.37	$11.05	$10.39	$9.55
Number of accumulation units outstanding at end of period	3,729	6,265	6,486	4,304	8,809	16
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.98	$11.42	$10.57	$9.05	$8.60	$7.91
Value at end of period	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60
Number of accumulation units outstanding at end of period	16,017	15,072	13,869	13,665	12,057	18
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$18.48	$26.93	$26.21	$24.09	$22.81	$21.12
Value at end of period	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81
Number of accumulation units outstanding at end of period	5,401	6,590	4,684	6,748	6,049	4
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.98	$39.98	$34.00	$30.43	$26.02	$22.60
Value at end of period	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02
Number of accumulation units outstanding at end of period	228,041	243,165	241,468	222,882	186,639	113
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.59	$28.93	$28.49	$23.71	$22.39	$20.13
Value at end of period	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39
Number of accumulation units outstanding at end of period	123,950	134,257	123,934	116,517	99,937	64
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.62	$25.78	$20.31	$19.00	$17.96	$17.42
Value at end of period	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96
Number of accumulation units outstanding at end of period	26,974	28,404	28,388	22,613	26,333	32
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.49	$25.80	$22.00	$18.63	$15.65	$13.81
Value at end of period	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65
Number of accumulation units outstanding at end of period	41,307	42,654	43,234	29,121	17,089	20

CFI 345

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.75	$16.01	$16.49	$14.28	$13.24	$11.52
Value at end of period	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24
Number of accumulation units outstanding at end of period	34,321	39,840	27,959	24,721	18,042	16
ING BALANCED PORTFOLIO
Value at beginning of period	$23.13	$32.18	$30.49	$27.72	$26.59	$24.37
Value at end of period	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59
Number of accumulation units outstanding at end of period	47,132	51,504	69,073	74,780	86,673	108
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.40	$19.40	$18.29	$15.87	$14.78	$12.59
Value at end of period	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78
Number of accumulation units outstanding at end of period	42,142	42,358	40,819	38,235	34,219	19
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.42	$10.53	$10.70
Value at end of period	$8.38	$6.42	$10.53
Number of accumulation units outstanding at end of period	34,644	23,736	24,962
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$3.20	$5.31	$4.46	$4.16	$3.72	$3.78
Value at end of period	$4.88	$3.20	$5.31	$4.46	$4.16	$3.72
Number of accumulation units outstanding at end of period	149,002	132,967	132,769	102,089	118,141	140
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.05	$13.65	$9.70
Value at end of period	$11.08	$8.05	$13.65
Number of accumulation units outstanding at end of period	73,221	75,852	50,114
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.59	$28.22	$26.27	$23.01	$21.28	$19.68
Value at end of period	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28
Number of accumulation units outstanding at end of period	105,707	124,722	149,018	171,208	205,912	312
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$15.43	$24.57	$23.40	$20.42	$19.38	$17.57
Value at end of period	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38
Number of accumulation units outstanding at end of period	162,406	179,312	210,822	230,630	295,040	391
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.66	$25.10	$23.79	$21.74	$19.56	$16.83
Value at end of period	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56
Number of accumulation units outstanding at end of period	179,304	189,045	191,937	190,582	198,919	204
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.67	$17.57	$18.74	$16.47	$15.30	$12.57
Value at end of period	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30
Number of accumulation units outstanding at end of period	119,289	137,475	144,104	152,178	171,957	197
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.41	$22.30	$21.03	$20.21	$19.59	$18.73
Value at end of period	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59
Number of accumulation units outstanding at end of period	115,916	124,069	127,866	117,383	95,977	43
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.99
Value at end of period	$7.62
Number of accumulation units outstanding at end of period	17,604

CFI 346

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.41	$18.54	$18.11	$15.55	$14.33	$12.50
Value at end of period	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33
Number of accumulation units outstanding at end of period	36,952	42,804	41,986	42,588	36,957	17
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.74	$17.67	$17.96	$16.28	$14.61	$13.35
Value at end of period	$14.19	$10.74	$17.67	$17.96	$16.28	$14.61
Number of accumulation units outstanding at end of period	52,336	52,970	58,654	67,185	88,359	108
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.94	$16.51	$15.70	$14.97	$14.53	$14.42
Value at end of period	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53
Number of accumulation units outstanding at end of period	44,541	44,401	35,571	33,655	14,250	29
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.22	$15.45	$14.50	$12.29	$10.47
Value at end of period	$12.86	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	450,106	463,028	473,300	480,117	456,721
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$12.08	$11.11	$10.25	$10.03
Value at end of period	$12.40	$10.20	$12.08	$11.11	$10.25
Number of accumulation units outstanding at end of period	155,271	161,168	156,529	118,896	102,671
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$15.47	$24.04	$23.34	$20.11	$18.79	$17.11
Value at end of period	$17.81	$15.47	$24.04	$23.34	$20.11	$18.79
Number of accumulation units outstanding at end of period	31,480	25,774	26,504	26,891	10,971	6
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$21.76	$31.58	$29.82	$25.53	$23.15	$20.30
Value at end of period	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15
Number of accumulation units outstanding at end of period	47,168	44,611	37,373	32,643	33,477	36
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.13	$12.48	$11.93	$11.16
Value at end of period	$11.15	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	239,904	4,609	12,111	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.56	$12.96	$12.38	$11.57
Value at end of period	$10.78	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	520,087	8,834	7,503	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.44	$13.41	$12.74	$11.72
Value at end of period	$10.84	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	384,241	27,871	14,584	7,884
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.32	$13.84	$13.08	$12.21
Value at end of period	$10.81	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	242,654	6,450	13,254	7,199

CFI 347

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.78	$11.74	$11.51
Value at end of period	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	54,898	1,530	1,352
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.17	$21.16	$20.00	$18.45	$17.77	$16.50
Value at end of period	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77
Number of accumulation units outstanding at end of period	12,155	11,572	17,028	11,237	17,788	23
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.01	$23.47	$22.35	$19.74	$18.59	$16.64
Value at end of period	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59
Number of accumulation units outstanding at end of period	5,749	5,061	8,821	7,998	8,032	4
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.34	$22.07	$20.93	$18.82	$17.98	$16.35
Value at end of period	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98
Number of accumulation units outstanding at end of period	3,498	3,270	7,426	15,920	24,120	31
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.15	$14.35	$12.65	$11.60	$10.29
Value at end of period	$11.93	$8.15	$14.35	$12.65	$11.60
Number of accumulation units outstanding at end of period	159,817	158,006	168,996	183,786	207,289
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.30	$28.22	$25.68	$22.66	$21.35	$19.45
Value at end of period	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35
Number of accumulation units outstanding at end of period	21,445	22,316	19,728	24,117	22,156	27
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.21
Value at end of period	$8.32	$6.30
Number of accumulation units outstanding at end of period	40,449	43,787
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$19.12	$31.75	$29.61	$25.34	$24.95	$22.16
Value at end of period	$27.69	$19.12	$31.75	$29.61	$25.34	$24.95
Number of accumulation units outstanding at end of period	11,045	10,205	9,809	8,015	7,531	12
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.52	$20.79	$20.55	$17.94	$16.40	$14.33
Value at end of period	$16.50	$12.52	$20.79	$20.55	$17.94	$16.40
Number of accumulation units outstanding at end of period	15,978	16,899	17,750	18,829	31,189	24
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03	$13.08	$12.63	$11.21	$10.37
Value at end of period	$12.30	$10.03	$13.08	$12.63	$11.21
Number of accumulation units outstanding at end of period	120,283	108,399	111,480	113,898	121,103

CFI 348

Condensed Financial Information (continued)

TABLE 39
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE MAY 30, 2008
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.14	$9.96
Value at end of period	$7.13	$6.14
Number of accumulation units outstanding at end of period	160,490	88,909
COLUMBIASM ACORN® FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.39	$10.33
Value at end of period	$8.92	$6.39
Number of accumulation units outstanding at end of period	271,745	123,561
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.14	$10.26
Value at end of period	$8.14	$6.14
Number of accumulation units outstanding at end of period	161,324	89,752
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.12	$9.34
Value at end of period	$7.96	$6.12
Number of accumulation units outstanding at end of period	388,208	411,959
MORGAN STANLEY U.S. SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.40	$10.45
Value at end of period	$9.66	$7.40
Number of accumulation units outstanding at end of period	180,777	113,598

TABLE 40
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMANA GROWTH FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.36	$8.75
Value at end of period	$9.74	$7.36
Number of accumulation units outstanding at end of period	42,535	4,929
AMANA INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.12	$9.09
Value at end of period	$10.03	$8.12
Number of accumulation units outstanding at end of period	33,772	5,713

CFI 349

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.00	$20.21	$18.43
Value at end of period	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.98	$39.98	$37.18
Value at end of period	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	228,041	200,288	129,222
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.56	$18.77	$19.16
Value at end of period	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	36,212	28,051	4,303
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.66	$25.10	$24.84
Value at end of period	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	179,304	55,759	24,067
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.67	$17.57	$18.25
Value at end of period	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	119,289	14,976	2,302
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$20.41	$22.30	$21.92
Value at end of period	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	115,916	85,454	55,907
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.22	$15.45	$15.18
Value at end of period	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	450,106	75,233	25,696
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.51	$11.47	$11.36
Value at end of period	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	199,539	186,936	147,496
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.58	$11.30	$11.43
Value at end of period	$9.50	$7.58	$11.30
Number of accumulation units outstanding at end of period	64,279	57,419	27,102
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.13	$12.48	$12.23
Value at end of period	$11.15	$9.13	$12.48
Number of accumulation units outstanding at end of period	239,904	212,287	21,495

CFI 350

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.56	$12.96	$12.67
Value at end of period	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	520,087	492,484	233,574
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.44	$13.41	$13.03
Value at end of period	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	384,241	302,587	21,367
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.32	$13.84	$13.38
Value at end of period	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	242,654	181,230	35,876
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.78	$11.74	$11.51
Value at end of period	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	54,898	45,639	3,514
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.82	$14.03	$13.80
Value at end of period	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	306,000	257,342	187,353
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.22	$19.00	$18.80
Value at end of period	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	193,168	149,177	88,042
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.48	$12.35	$11.76
Value at end of period	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.06
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	29,101
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.43
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	6,938
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.63
Value at end of period	$8.61
Number of accumulation units outstanding at end of period	4,592

CFI 351

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.46	$16.61	$16.34
Value at end of period	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.88	$14.73	$14.54
Value at end of period	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	43,271	35,741	5,089

TABLE 41

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007

AIM MID CAP CORE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	1,313
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.93	$13.83	$14.40
Value at end of period	$9.58	$7.93	$13.83
Number of accumulation units outstanding at end of period	26,655	14,916	5,121
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.53	$13.68	$14.03
Value at end of period	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	48,752	16,970	5,163
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.15
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	41
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.08
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	2,140
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.74
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	2,851

CFI 352

	Condensed Financial Information (continued)

	2009	2008	2007

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.42
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	17,419
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$4.85
Value at end of period	$7.80
Number of accumulation units outstanding at end of period	1,229
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.26	$12.06	$12.28
Value at end of period	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	9,480	5,776	3,114
COLUMBIA MID CAP VALUE OPPORTUNITIES FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$6.12
Value at end of period	$8.07
Number of accumulation units outstanding at end of period	429
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.50	$17.70	$18.14
Value at end of period	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.94	$15.59	$16.07
Value at end of period	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	485,170	189,809	78,840
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.71	$13.49	$14.32
Value at end of period	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	152,144	68,690	37,197
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.05	$15.28	$15.81
Value at end of period	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.61	$17.14	$17.74
Value at end of period	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	29,959	14,302	6,985
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.57	$12.52
Value at end of period	$11.04	$8.57
Number of accumulation units outstanding at end of period	22,761	5,937

CFI 353

Condensed Financial Information (continued)

	2009	2008	2007

FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2009)
Value at beginning of period	$5.43
Value at end of period	$8.16
Number of accumulation units outstanding at end of period	1,056
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.28	$12.34
Value at end of period	$12.56	$9.28
Number of accumulation units outstanding at end of period	10,314	4,347
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.00	$13.32
Value at end of period	$12.00	$10.00
Number of accumulation units outstanding at end of period	5,690	9,724
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.89	$12.40	$12.55
Value at end of period	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	238,935	105,316	51,702
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.50	$9.43
Value at end of period	$8.71	$6.50
Number of accumulation units outstanding at end of period	746	668
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.83	$11.34
Value at end of period	$10.57	$7.83
Number of accumulation units outstanding at end of period	29,807	6,134
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$6.40	$10.50	$10.92
Value at end of period	$8.33	$6.40	$10.50
Number of accumulation units outstanding at end of period	115,692	51,400	31,544
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.65	$16.07	$16.70
Value at end of period	$14.70	$9.65	$16.07
Number of accumulation units outstanding at end of period	52,835	19,468	11,138
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.72	$9.75
Value at end of period	$8.97	$6.72
Number of accumulation units outstanding at end of period	11,929	3,089
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.24	$9.44
Value at end of period	$8.46	$6.24
Number of accumulation units outstanding at end of period	24,498	5,650

CFI 354

	Condensed Financial Information (continued)

	2009	2008	2007

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.85	$9.66
Value at end of period	$8.53	$6.85
Number of accumulation units outstanding at end of period	1,498	1,200
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.95	$11.02
Value at end of period	$10.44	$7.95
Number of accumulation units outstanding at end of period	7,809	3,632
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.90	$12.76
Value at end of period	$11.86	$9.90
Number of accumulation units outstanding at end of period	12,043	1,264
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.24	$12.78
Value at end of period	$12.82	$9.24
Number of accumulation units outstanding at end of period	4,685	981
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.03	$13.65	$13.68
Value at end of period	$11.02	$8.03	$13.65
Number of accumulation units outstanding at end of period	137,728	37,945	12,329
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.50	$13.67	$14.10
Value at end of period	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	1,110,046	384,838	147,509
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.29	$13.24	$13.60
Value at end of period	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	338,211	137,124	67,012
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.33	$13.38	$14.01
Value at end of period	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	214,189	136,200	79,643
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.10	$12.22	$13.33
Value at end of period	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	110,237	64,720	30,109
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.28	$11.26	$11.14
Value at end of period	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	312,052	95,615	28,260

CFI 355

Condensed Financial Information (continued)

	2009	2008	2007

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.96
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	37,428
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.58	$13.02
Value at end of period	$12.15	$9.58
Number of accumulation units outstanding at end of period	19,093	15,602
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$5.60
Value at end of period	$7.30
Number of accumulation units outstanding at end of period	6,196
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.31	$25.32	$25.97
Value at end of period	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	36,056	10,146	82
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.69	$11.74
Value at end of period	$10.89	$8.69
Number of accumulation units outstanding at end of period	13,717	6,211
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.09	$12.52
Value at end of period	$11.54	$9.09
Number of accumulation units outstanding at end of period	3,167	960
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.86	$12.97	$13.63
Value at end of period	$10.38	$7.86	$12.97
Number of accumulation units outstanding at end of period	107,304	59,186	25,282
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.19	$11.33	$11.83
Value at end of period	$8.53	$7.19	$11.33
Number of accumulation units outstanding at end of period	74,342	56,095	92
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.61	$8.88
Value at end of period	$8.53	$6.61
Number of accumulation units outstanding at end of period	8,908	3,947
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.40	$18.67	$19.49
Value at end of period	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	7,100	1,461	3
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.40	$11.25
Value at end of period	$11.06	$9.40

CFI 356

	Condensed Financial Information (continued)

	2009	2008	2007

Number of accumulation units outstanding at end of period	6,473	1,544
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.86	$19.09	$19.09
Value at end of period	$15.71	$11.86	$19.09
Number of accumulation units outstanding at end of period	29,244	5,207	90
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.82	$13.82
Value at end of period	$13.85	$9.82
Number of accumulation units outstanding at end of period	13,736	1,266
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.54	$11.27	$11.18
Value at end of period	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	98,958	26,299	2,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.96	$15.05	$15.84
Value at end of period	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	427,439	212,877	86,346
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.07	$11.95	$11.86
Value at end of period	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	103,329	49,704	14,774
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.56	$13.33	$13.91
Value at end of period	$9.83	$8.56	$13.33
Number of accumulation units outstanding at end of period	102,485	26,860	18,039
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.12	$11.37
Value at end of period	$13.59	$9.12
Number of accumulation units outstanding at end of period	20,963	2,547
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.44	$11.71
Value at end of period	$12.85	$11.44
Number of accumulation units outstanding at end of period	62,977	25,669
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.47	$8.44
Value at end of period	$7.27	$6.47
Number of accumulation units outstanding at end of period	36,390	21,764
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.47	$10.14
Value at end of period	$9.27	$7.47
Number of accumulation units outstanding at end of period	3,862	3,298

CFI 357

	Condensed Financial Information (continued)

	2009	2008	2007

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.95	$10.81
Value at end of period	$13.25	$7.95
Number of accumulation units outstanding at end of period	10,133	964
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.54	$10.18
Value at end of period	$9.44	$7.54
Number of accumulation units outstanding at end of period	24,701	11,538
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.72
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	4,410
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.67	$6.61
Value at end of period	$8.23	$6.67
Number of accumulation units outstanding at end of period	3,295	1,991
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.07
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	3,961
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.43
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	6,992
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.37
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	1,018
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.99	$7.40
Value at end of period	$8.83	$6.99
Number of accumulation units outstanding at end of period	922	687
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.68	$13.75
Value at end of period	$12.66	$9.68
Number of accumulation units outstanding at end of period	1,703	316
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.08	$14.65	$15.52
Value at end of period	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	71,760	36,842	14,940

CFI 358

	Condensed Financial Information (continued)

	2009	2008	2007

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.07	$12.43	$12.75
Value at end of period	$11.06	$9.07	$12.43
Number of accumulation units outstanding at end of period	91,456	40,855	28,250
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.51	$12.91	$13.38
Value at end of period	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	86,100	43,270	19,905
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.39	$13.36	$13.93
Value at end of period	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	79,932	34,913	3,993
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.27	$13.78	$14.42
Value at end of period	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	48,961	23,132	706
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.69	$9.30
Value at end of period	$9.22	$7.69
Number of accumulation units outstanding at end of period	53,194	13,442
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.96	$8.95
Value at end of period	$8.63	$6.96
Number of accumulation units outstanding at end of period	16,340	4,649
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.72	$11.69	$11.81
Value at end of period	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	54,633	34,011	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.21	$12.08	$12.14
Value at end of period	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	60,498	34,769	702
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.34	$13.07	$13.39
Value at end of period	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	36,700	25,444	16,799
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.74	$12.60	$12.80
Value at end of period	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	34,864	19,599	2,421

CFI 359

Condensed Financial Information (continued)

	2009	2008	2007

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.50	$12.52
Value at end of period	$12.63	$9.50
Number of accumulation units outstanding at end of period	63,842	29,032
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.17	$14.41	$14.91
Value at end of period	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	461,823	186,942	102,737
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.40	$11.31
Value at end of period	$10.47	$8.40
Number of accumulation units outstanding at end of period	15,873	4,008
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.16	$14.15	$14.68
Value at end of period	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	127,488	81,169	22,841
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.33	$10.21
Value at end of period	$8.35	$6.33
Number of accumulation units outstanding at end of period	40,427	16,456
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.85	$9.24
Value at end of period	$9.04	$6.85
Number of accumulation units outstanding at end of period	6,242	284
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.10	$13.48	$14.37
Value at end of period	$11.70	$8.10	$13.48
Number of accumulation units outstanding at end of period	34,561	15,771	7,263
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.25	$9.66
Value at end of period	$10.83	$10.25
Number of accumulation units outstanding at end of period	1,879	28
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.84	$13.05	$13.86
Value at end of period	$10.30	$7.84	$13.05
Number of accumulation units outstanding at end of period	111,107	68,371	35,033
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.65	$10.55
Value at end of period	$9.81	$7.65
Number of accumulation units outstanding at end of period	18,890	6,775

CFI 360

	Condensed Financial Information (continued)

	2009	2008	2007

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.72	$12.71	$13.10
Value at end of period	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	158,122	94,484	60,198
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.92	$11.38
Value at end of period	$11.03	$8.92
Number of accumulation units outstanding at end of period	4,852	2,678
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$6.98
Value at end of period	$8.86
Number of accumulation units outstanding at end of period	1,200
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.20	$9.90
Value at end of period	$9.23	$7.20
Number of accumulation units outstanding at end of period	3,897	39
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.73	$10.71
Value at end of period	$9.76	$7.73
Number of accumulation units outstanding at end of period	27,917	8,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$7.03	$11.54	$11.64
Value at end of period	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	1,473	42	88
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.98	$16.10	$16.58
Value at end of period	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	2,953	1,212	47
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.05	$23.25	$24.21
Value at end of period	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.30	$12.22
Value at end of period	$11.35	$8.30
Number of accumulation units outstanding at end of period	13,593	4,251
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.06	$11.39
Value at end of period	$10.96	$9.06
Number of accumulation units outstanding at end of period	4,943	3,388

CFI 361

	Condensed Financial Information (continued)

	2009	2008	2007

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.39	$11.76
Value at end of period	$12.27	$10.39
Number of accumulation units outstanding at end of period	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.35	$12.83	$13.35
Value at end of period	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	47,077	4,067	6
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.73	$11.31
Value at end of period	$12.38	$7.73
Number of accumulation units outstanding at end of period	11,719	3,936
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.21	$5.85
Value at end of period	$7.89	$6.21
Number of accumulation units outstanding at end of period	22	3
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$7.83
Value at end of period	$8.40
Number of accumulation units outstanding at end of period	2,064
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.07	$12.33	$12.39
Value at end of period	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	46,051	8,276	205
THE BOND FUND OF AMERICASM
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.73
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	3,088
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.85	$14.57	$15.19
Value at end of period	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	41,718	8,716	96
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$5.73	$7.92
Value at end of period	$8.56	$5.73
Number of accumulation units outstanding at end of period	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.02	$15.78	$16.89
Value at end of period	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	23,091	4,520	95

CFI 362

Condensed Financial Information (continued)

	2009	2008	2007

WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.93	$11.57
Value at end of period	$11.25	$7.93
Number of accumulation units outstanding at end of period	5,161	2,889
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.72	$13.08	$13.74
Value at end of period	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	15,249	8,135	79

TABLE 42
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$9.48
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	7,887
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.53
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	36
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.61
Value at end of period	$14.49
Number of accumulation units outstanding at end of period	2,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.80
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.00
Value at end of period	$9.96
Number of accumulation units outstanding at end of period	10,320
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	22,263

CFI 363

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.22
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	1,868
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$8.54
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	2,253
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.19
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	97
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.84
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	3,681
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.33
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	5,763
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.04
Value at end of period	$8.29
Number of accumulation units outstanding at end of period	11,112
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$9.59
Value at end of period	$14,59
Number of accumulation units outstanding at end of period	19,510
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.87
Value at end of period	$8.95
Number of accumulation units outstanding at end of period	625
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.63
Value at end of period	$8.41
Number of accumulation units outstanding at end of period	2,872
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.17
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	761

CFI 364

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.04
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	624
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.60
Value at end of period	$12.75
Number of accumulation units outstanding at end of period	418
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.19
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	13,768
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.45
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	114,228
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.25
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	29,644
ING INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.29
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	9,165
ING INDEX PLUS SMALL CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.05
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	7,639
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.22
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	5,115
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.72
Value at end of period	$7.58
Number of accumulation units outstanding at end of period	1,856
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.57
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	2,750

CFI 365

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.25
Value at end of period	$20.94
Number of accumulation units outstanding at end of period	1,487
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.94
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	17,245
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.57
Value at end of period	$8.48
Number of accumulation units outstanding at end of period	8,709
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.39
Value at end of period	$8.51
Number of accumulation units outstanding at end of period	1,337
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.16
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	75
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.14
Value at end of period	$15.62
Number of accumulation units outstanding at end of period	5,277
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$9.76
Value at end of period	$13.75
Number of accumulation units outstanding at end of period	2,830
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.48
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	1,475
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.25
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	41,022
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.09
Value at end of period	$12.15
Number of accumulation units outstanding at end of period	5,964

CFI 366

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPORTUNISTIC LARGE CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.51
Value at end of period	$9.765
Number of accumulation units outstanding at end of period	17,600
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.04
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	711
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.75
Value at end of period	$12.78
Number of accumulation units outstanding at end of period	8,191
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.07
Value at end of period	$7.23
Number of accumulation units outstanding at end of period	525
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.83
Value at end of period	$13.18
Number of accumulation units outstanding at end of period	1,025
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.30
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	2,590
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.51
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	121
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$9.63
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	268
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$10.02
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	9,393
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.87
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	212

CFI 367

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.55
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	1,694
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.54
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	1,016
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$9.15
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	276
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.29
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	4,944
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$9.69
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	696
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.57
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	112,758
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	244
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.06
Value at end of period	$11.57
Number of accumulation units outstanding at end of period	7,184
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.49
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	14,326
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.17
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	6,059

CFI 368

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.84
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	19
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.06
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	6,792
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.62
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	3,951
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.79
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	12,153
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.00
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	238
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.54
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	871
LORD ABBETT SERIES FUND – MID CAP VALUE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$7.70
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	4,059
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.38
Value at end of period	$13.60
Number of accumulation units outstanding at end of period	1,961
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.91
Value at end of period	$21.72
Number of accumulation units outstanding at end of period	12,545
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.02
Value at end of period	$12.20
Number of accumulation units outstanding at end of period	1,417

CFI 369

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.09
Value at end of period	$9.27
Number of accumulation units outstanding at end of period	3,535
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.19
Value at end of period	$15.40
Number of accumulation units outstanding at end of period	626
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.54
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	775
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.44
Value at end of period	$8.52
Number of accumulation units outstanding at end of period	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.64
Value at end of period	$13.22
Number of accumulation units outstanding at end of period	1,456
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.96
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	44

TABLE 43
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.36	$10.47	$10.68
Value at end of period	$8.27	$6.36	$10.47
Number of accumulation units outstanding at end of period	495	495	495
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.25	$27.78	$25.98	$22.85	$21.23
Value at end of period	$22.36	$17.25	$27.78	$25.98	$22.85
Number of accumulation units outstanding at end of period	675	674	783	783	783
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period		$17.39	$17.76	$16.17	$14.58
Value at end of period		$10.53	$17.39	$17.76	$16.17
Number of accumulation units outstanding at end of period		0	126	126	126

CFI 370

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.69	$14.62	$13.78	$11.73	$9.73
Value at end of period	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,817	1,816	1,816	1,816	1,817
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.71	$23.11	$22.10	$19.61	$18.55
Value at end of period	$18.34	$14.71	$23.11	$22.10	$19.61
Number of accumulation units outstanding at end of period	1,446	1,446	1,446	1,446	1,446
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.04	$21.73	$20.69	$18.70	$17.94
Value at end of period	$18.24	$15.04	$21.73	$20.69	$18.70
Number of accumulation units outstanding at end of period	509	509	509	509	509
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.75	$13.70	$12.14	$11.17	$9.50
Value at end of period	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	95	95	95	95	95
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.98	$27.78	$25.39	$22.51	$21.30
Value at end of period	$22.74	$15.98	$27.78	$25.39	$22.51
Number of accumulation units outstanding at end of period	51	51	51	51	51

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.58	$8.18
Value at end of period	$6.71	$5.58
Number of accumulation units outstanding at end of period	1,109	1,109
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.85	$9.52
Value at end of period	$8.73	$6.85
Number of accumulation units outstanding at end of period	169	123
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.37	$9.56
Value at end of period	$8.83	$6.37
Number of accumulation units outstanding at end of period	28	271
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.88	$8.34
Value at end of period	$8.12	$5.88
Number of accumulation units outstanding at end of period	5,853	5,628

CFI 371

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.64	$8.34
Value at end of period	$7.59	$5.64
Number of accumulation units outstanding at end of period	78,775	73,289
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.46	$8.09
Value at end of period	$7.06	$5.46
Number of accumulation units outstanding at end of period	15,464	1,276
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.14	$8.25
Value at end of period	$6.55	$5.14
Number of accumulation units outstanding at end of period	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.50	$7.96
Value at end of period	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,094	1,313
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.33	$9.57
Value at end of period	$8.12	$6.33
Number of accumulation units outstanding at end of period	2,265	1,766
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.00	$9.49
Value at end of period	$9.42	$7.00
Number of accumulation units outstanding at end of period	156	194
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.58	$8.07
Value at end of period	$6.66	$5.58
Number of accumulation units outstanding at end of period	773	1,011
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.13	$9.13
Value at end of period	$8.44	$7.13
Number of accumulation units outstanding at end of period	12,395	12,434
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.75	$8.74
Value at end of period	$7.66	$5.75
Number of accumulation units outstanding at end of period	0	328
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.66	$8.64
Value at end of period	$7.60	$5.66
Number of accumulation units outstanding at end of period	1,094	813

CFI 372

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.92	$8.60
Value at end of period	$7.67	$5.92
Number of accumulation units outstanding at end of period	10,063	8,119
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.85	$2.98
Value at end of period	$8.87	$5.85
Number of accumulation units outstanding at end of period	1,842	1,627
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.75
Value at end of period	$8.91	$6.71
Number of accumulation units outstanding at end of period	277	246
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.33	$9.05
Value at end of period	$7.19	$5.33
Number of accumulation units outstanding at end of period	927	452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.94	$8.55
Value at end of period	$7.76	$5.94
Number of accumulation units outstanding at end of period	736	585
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.07	$9.63
Value at end of period	$8.43	$7.07
Number of accumulation units outstanding at end of period	28	28
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.92	$9.00
Value at end of period	$8.18	$5.92
Number of accumulation units outstanding at end of period	19	300
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.00	$9.38
Value at end of period	$8.19	$6.00
Number of accumulation units outstanding at end of period	10,227	8,628
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.10	$8.78
Value at end of period	$7.88	$6.10
Number of accumulation units outstanding at end of period	20,845	22,885
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.18	$8.55
Value at end of period	$7.56	$6.18
Number of accumulation units outstanding at end of period	7,298	6,908

CFI 373

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.03	$9.10
Value at end of period	$7.88	$6.03
Number of accumulation units outstanding at end of period	3,606	2,964
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.19	$9.13
Value at end of period	$7.67	$6.19
Number of accumulation units outstanding at end of period	4,238	3,489
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.22	$9.83
Value at end of period	$10.21	$9.22
Number of accumulation units outstanding at end of period	13,128	12,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.95	$8.48
Value at end of period	$7.55	$5.95
Number of accumulation units outstanding at end of period	551	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.67	$8.13
Value at end of period	$7.16	$5.67
Number of accumulation units outstanding at end of period	1,533	637
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$5.64
Value at end of period	$7.26
Number of accumulation units outstanding at end of period	403
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$4.89	$8.04
Value at end of period	$8.33	$4.89
Number of accumulation units outstanding at end of period	2,540	2,215
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.51	$9.03
Value at end of period	$8.12	$6.51
Number of accumulation units outstanding at end of period	517	466
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.85	$9.00
Value at end of period	$7.68	$5.85
Number of accumulation units outstanding at end of period	4,921	4,584
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.17	$8.28
Value at end of period	$7.29	$6.17
Number of accumulation units outstanding at end of period	4,259	3,566

CFI 374

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.60	$9.50
Value at end of period	$8.48	$6.60
Number of accumulation units outstanding at end of period	27	20
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$4.93	$7.95
Value at end of period	$6.74	$4.93
Number of accumulation units outstanding at end of period	373	717
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.60	$9.24
Value at end of period	$8.90	$7.60
Number of accumulation units outstanding at end of period	2,250	470
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.29	$8.89
Value at end of period	$8.29	$6.29
Number of accumulation units outstanding at end of period	5,395	5,841
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.36	$9.50
Value at end of period	$8.92	$6.36
Number of accumulation units outstanding at end of period	110	109
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.33	$10.28
Value at end of period	$10.28	$10.33
Number of accumulation units outstanding at end of period	11,106	11,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.74	$8.34
Value at end of period	$7.95	$5.74
Number of accumulation units outstanding at end of period	27,739	29,434
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.50	$10.05
Value at end of period	$10.26	$8.50
Number of accumulation units outstanding at end of period	1,786	3,178
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.24	$8.23
Value at end of period	$7.13	$6.24
Number of accumulation units outstanding at end of period	5,551	2,927
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.67	$9.55
Value at end of period	$11.37	$7.67
Number of accumulation units outstanding at end of period	2,080	699

CFI 375

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.17	$10.21
Value at end of period	$11.37	$10.17
Number of accumulation units outstanding at end of period	1,159	316
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.72	$9.03
Value at end of period	$7.51	$6.72
Number of accumulation units outstanding at end of period	5,205	5,392
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.37	$9.01
Value at end of period	$7.87	$6.37
Number of accumulation units outstanding at end of period	0	264
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.50
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	0
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.37	$8.90
Value at end of period	$7.93	$6.37
Number of accumulation units outstanding at end of period	30	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.94
Value at end of period	$8.18
Number of accumulation units outstanding at end of period	339
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	435
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.42
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	20
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.33	$9.61
Value at end of period	$8.23	$6.33
Number of accumulation units outstanding at end of period	182	62
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.59	$9.64
Value at end of period	$8.35	$6.59
Number of accumulation units outstanding at end of period	1,094	870

CFI 376

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.17	$9.20
Value at end of period	$8.71	$7.17
Number of accumulation units outstanding at end of period	239	155
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.43	$8.83
Value at end of period	$8.03	$6.43
Number of accumulation units outstanding at end of period	168	138
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.11	$8.65
Value at end of period	$7.78	$6.11
Number of accumulation units outstanding at end of period	1,786	1,785
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.82	$8.52
Value at end of period	$7.51	$5.82
Number of accumulation units outstanding at end of period	3,224	2,947
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.95	$9.28
Value at end of period	$8.57	$6.95
Number of accumulation units outstanding at end of period	9	9
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.30	$8.72
Value at end of period	$7.83	$6.30
Number of accumulation units outstanding at end of period	80	39
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.12	$9.71
Value at end of period	$9.42	$7.12
Number of accumulation units outstanding at end of period	1,302	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.53	$9.16
Value at end of period	$8.04	$5.53
Number of accumulation units outstanding at end of period	19,832	18,898
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.23	$8.67
Value at end of period	$7.73	$6.23
Number of accumulation units outstanding at end of period	5,052	3,806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.63	$8.73
Value at end of period	$7.99	$5.63
Number of accumulation units outstanding at end of period	4,444	4,118

CFI 377

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.32	$8.86
Value at end of period	$8.30	$6.32
Number of accumulation units outstanding at end of period	110	75
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.90	$8.41
Value at end of period	$7.75	$5.90
Number of accumulation units outstanding at end of period	546	48
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.72	$8.15
Value at end of period	$8.22	$5.72
Number of accumulation units outstanding at end of period	356	315
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.24	$9.88
Value at end of period	$10.76	$10.24
Number of accumulation units outstanding at end of period	774	7
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.74	$8.70
Value at end of period	$7.50	$5.74
Number of accumulation units outstanding at end of period	243	221
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.03	$8.44
Value at end of period	$7.70	$6.03
Number of accumulation units outstanding at end of period	2,013	1,750
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.48	$9.06
Value at end of period	$9.11	$7.48
Number of accumulation units outstanding at end of period	6,284	6,347
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.57	$8.60
Value at end of period	$8.09	$6.57
Number of accumulation units outstanding at end of period	4,124	3,800
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.44	$9.26
Value at end of period	$8.31	$6.44
Number of accumulation units outstanding at end of period	29	21
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.71	$8.34
Value at end of period	$7.18	$5.71
Number of accumulation units outstanding at end of period	1,315	874

CFI 378

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.11	$8.60
Value at end of period	$8.34	$6.11
Number of accumulation units outstanding at end of period	81	46
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.11	$8.47
Value at end of period	$9.22	$5.11
Number of accumulation units outstanding at end of period	7,544	5,493
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.85	$9.10
Value at end of period	$7.97	$5.85
Number of accumulation units outstanding at end of period	811	297
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.89	$9.14
Value at end of period	$8.30	$6.89
Number of accumulation units outstanding at end of period	299	116
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.53	$10.71
Value at end of period	$11.20	$9.53
Number of accumulation units outstanding at end of period	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$4.12	$7.65
Value at end of period	$7.13	$4.12
Number of accumulation units outstanding at end of period	3,495	3,212
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.29
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	306
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.20	$9.02
Value at end of period	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	187
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.48	$8.85
Value at end of period	$8.35	$5.48
Number of accumulation units outstanding at end of period	30	22
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.59	$10.29
Value at end of period	$12.49	$10.59
Number of accumulation units outstanding at end of period	1,623	233

CFI 379

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.91	$8.83
Value at end of period	$7.89	$5.91
Number of accumulation units outstanding at end of period	25,848	21,786
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.11	$7.66
Value at end of period	$7.59	$5.11
Number of accumulation units outstanding at end of period	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$4.80	$8.52
Value at end of period	$7.92	$4.80
Number of accumulation units outstanding at end of period	1,129	1,348
WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$5.83	$9.06
Value at end of period	$8.22	$5.83
Number of accumulation units outstanding at end of period	151	88
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.43	$8.61
Value at end of period	$7.59	$6.43
Number of accumulation units outstanding at end of period	527	177
TABLE 45

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period		$11.94	$10.75	$10.19	$9.44	$8.92	$6.94	$9.254	$12.16	$13.372
Value at end of period		$6.81	$11.94	$10.75	$10.19	$9.44	$8.92	$6.94	$9.254	$12.16
Number of accumulation units outstanding at end of period		0	20,410	21,967	12,160	10,171	10,287	9	8,302	38,763
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period		$11.02	$10.28	$8.88	$8.50	$7.86	$6.37	$7.605	$9.935	$11.721
Value at end of period		$7.64	$11.02	$10.28	$8.88	$8.50	$7.86	$6.37	$7.605	$9.935
Number of accumulation units outstanding at end of period		0	12,263	11,329	6,724	6,085	5,120	3,866	2,816	11,950
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period		$25.99	$25.49	$23.63	$22.54	$20.99	$17.73	$20.347	$22.04	$22.935
Value at end of period		$17.70	$25.99	$25.49	$23.63	$22.54	$20.99	$17.73	$20.347	$22.04
Number of accumulation units outstanding at end of period		0	3,425	3,482	4,096	3,526	3,121	2,632	3,726	3,041
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.10	$9.01
Value at end of period	$8.00	$6.10
Number of accumulation units outstanding at end of period	180,796	168,795

CFI 380

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.59	$19.66	$16.67	$13.79	$12.71
Value at end of period	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	33,940	27,027	10,808	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62	$19.593	$22.507	$24.296
Value at end of period	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45	$17.62	$19.593	$22.507
Number of accumulation units outstanding at end of period	212,686	145,938	145,423	142,497	116,047	78,803	69,294	64,126	56,333	76,555
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period		$27.92	$27.72	$23.25	$22.13	$20.01	$15.47	$18.78	$19.919	$18.519
Value at end of period		$15.88	$27.92	$27.72	$23.25	$22.13	$20.01	$15.47	$18.78	$19.919
Number of accumulation units outstanding at end of period		0	47,875	44,943	45,682	41,498	37,714	32,379	23,278	25,298
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14	$18.946	$23.193	$26.262
Value at end of period	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31	$13.14	$18.946	$23.193
Number of accumulation units outstanding at end of period	0	95,499	73,759	83,958	95,310	110,098	104,176	92,639	76,737	103,625
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period		$24.90	$21.40	$18.27	$15.47	$13.72	$9.65	$12.198	$15.599	$19.438
Value at end of period		$13.88	$24.90	$21.40	$18.27	$15.47	$13.72	$9.65	$12.198	$15.599
Number of accumulation units outstanding at end of period		0	9,673	7,983	8,187	8,504	11,577	5,109	7,544	9,134
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28	$10.71
Value at end of period	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	31,775	28,953	32,581	27,737	38,869	20,826	6,039	328
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.12	$10.17
Value at end of period	$8.09	$6.12
Number of accumulation units outstanding at end of period	506,994	532,615
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11	$8.26
Value at end of period	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	7,693	6,124	5,925	4,748	3,583	3,944	293	19
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period		$19.85	$17.19	$13.41	$12.70
Value at end of period		$11.10	$19.85	$17.19	$13.41
Number of accumulation units outstanding at end of period		0	3,849	2,360	457
ING BALANCED PORTFOLIO
Value at beginning of period		$31.06	$29.66	$27.18	$26.28	$24.21	$20.53	$23.078	$24.286	$24.619
Value at end of period		$22.15	$31.06	$29.66	$27.18	$26.28	$24.21	$20.53	$23.078	$24.286
Number of accumulation units outstanding at end of period		0	61,710	69,428	81,843	81,457	85,541	88,272	95,722	227,797
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period		$10.93	$10.56
Value at end of period		$6.39	$10.93
Number of accumulation units outstanding at end of period		0	182

CFI 381

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$8.80
Value at end of period	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	21,025	20,859	23,133	23,479	23,357	16	8,265
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period		$10.44	$10.67
Value at end of period		$6.32	$10.44
Number of accumulation units outstanding at end of period		0	64,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848	$8.618
Value at end of period	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Number of accumulation units outstanding at end of period	175,214	178,798	179,166	174,066	167,365	153,745	139,563	81,539	37,135	52,014
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.90	$6.71
Number of accumulation units outstanding at end of period	7,090	5,061
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$6.14	$10.07	$12.34	$10.42
Value at end of period	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	21,837	8,929	3,511	12,852
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period		$10.31	$10.28
Value at end of period		$6.74	$10.31
Number of accumulation units outstanding at end of period		0	340
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period		$21.60	$20.90	$18.50	$17.95	$16.69	$13.05
Value at end of period		$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period		0	3,163	1,697	808	1,152	1,609
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.68	$13.68	$12.70	$11.24	$10.67
Value at end of period	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	12,867	11,914	3,898	1,817	1,334
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.03	$14.95	$13.17	$11.86	$10.96
Value at end of period	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	226,742	226,366	2,930	3,387	213
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.92	$13.53	$9.69
Value at end of period	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	53,647	47,843	30,843

CFI 382

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period		$27.23	$25.56	$22.56	$21.03	$19.56	$15.64	$21.015	$25.963	$29.394
Value at end of period		$16.85	$27.23	$25.56	$22.56	$21.03	$19.56	$15.64	$21.015	$25.963
Number of accumulation units outstanding at end of period		0	175,649	212,796	251,743	277,870	286,831	297,219	350,781	868,958

ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period		$23.72	$22.76	$20.03	$19.16	$17.46	$13.95	$17.926	$20.92	$23.277
Value at end of period		$14.77	$23.72	$22.76	$20.03	$19.16	$17.46	$13.95	$17.926	$20.92
Number of accumulation units outstanding at end of period		0	133,424	136,756	146,524	140,917	120,969	97,109	79,445	378,291
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period		$24.22	$23.15	$21.32	$19.34	$16.72	$12.72	$14.592	$14.906	$12.53
Value at end of period		$15.00	$24.22	$23.15	$21.32	$19.34	$16.72	$12.72	$14.592	$14.906
Number of accumulation units outstanding at end of period		0	59,202	62,234	65,545	56,917	47,856	358,285	18,728	46,569
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period		$16.96	$18.23	$16.15	$15.12	$12.49	$9.25	$10.739	$10.571	$9.703
Value at end of period		$11.18	$16.96	$18.23	$16.15	$15.12	$12.49	$9.25	$10.739	$10.571
Number of accumulation units outstanding at end of period		0	11,940	15,670	20,542	20,570	18,770	13,905	5,891	12,341
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65	$16.426	$15.227	$13.999
Value at end of period	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62	$17.65	$16.426	$15.227
Number of accumulation units outstanding at end of period	20,038	21,798	23,108	26,043	31,506	29,875	27,953	25,268	23,648	17,781
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.92
Value at end of period	$7.53
Number of accumulation units outstanding at end of period	14,627
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$8.69
Value at end of period	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	42,101	42,886	6,888	7,576	7,956	3,692	1,046	625
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.35	$8.76
Value at end of period	$7.24	$5.35
Number of accumulation units outstanding at end of period	1,279	930
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period		$24.88	$18.11	$13.45	$11.21
Value at end of period		$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period		0	15,966	12,050	3,322
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20	$9.30
Value at end of period	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	8,383	7,663	10,002	6,967	4,986	2,888	576	99
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period		$12.78	$13.11	$11.33	$11.30
Value at end of period		$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period		0	1,200	959	70
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period		$17.05	$17.47	$15.96	$14.44	$13.27	$9.68	$15.08	$20.326	$28.769
Value at end of period		$10.28	$17.05	$17.47	$15.96	$14.44	$13.27	$9.68	$15.08	$20.326
Number of accumulation units outstanding at end of period		0	74,616	83,164	90,932	111,023	114,338	109,090	102,235	200,927

CFI 383

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period		$11.21	$10.80
Value at end of period		$7.07	$11.21
Number of accumulation units outstanding at end of period		0	96,943
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.19	$18.35	$15.34	$12.47	$11.68
Value at end of period	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	7,499	6,716	6,949	5,257	115
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period		$14.60	$14.15	$12.74	$12.48	$11.32	$10.44
Value at end of period		$11.24	$14.60	$14.15	$12.74	$12.48	$11.32
Number of accumulation units outstanding at end of period		0	5,599	4,235	5,113	803	96
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.60	$18.76	$14.85	$11.44	$10.82
Value at end of period	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	21,155	21,966	17,801	7,566	3,243
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period		$15.25	$12.23	$11.43	$10.44	$9.44	$6.96	$7.08
Value at end of period		$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period		0	2,237	2,143	1,757	3,321	817	5
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31	$14.197	$13.769	$13.047
Value at end of period	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33	$14.31	$14.197	$13.769
Number of accumulation units outstanding at end of period	32,923	61,458	56,606	33,694	20,415	32,437	39,761	52,594	77,732	117,584
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period		$14.47	$13.69	$11.70	$10.02
Value at end of period		$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period		0	321,849	335,930	350,684
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.77	$11.66	$10.81	$10.05	$9.89
Value at end of period	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	27,838	26,197	29,996	30,773	34,987
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period		$23.20	$22.70	$19.72	$18.57	$17.00	$13.75	$18.725	$20.884	$19.103
Value at end of period		$14.82	$23.20	$22.70	$19.72	$18.57	$17.00	$13.75	$18.725	$20.884
Number of accumulation units outstanding at end of period		0	21,455	22,816	24,030	25,184	24,442	21,711	20,417	14,448
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.91	$11.60	$11.36	$10.51	$10.40
Value at end of period	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	13,760	9,180	3,054	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75	$10.13
Value at end of period	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	18,966	15,482	13,013	8,009	7,399	8,166	5,072	80

CFI 384

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.36	$9.18	$9.40
Value at end of period	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	64,104	60,249	60,116
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$7.35	$11.31	$10.83	$9.75
Value at end of period	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	2,530	2,070	1,739	304
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period		$11.17	$10.61	$10.58
Value at end of period		$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period		0	2,360	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period		$11.15	$10.63	$9.30
Value at end of period		$7.42	$11.15	$10.63
Number of accumulation units outstanding at end of period		0	29,968	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.64	$6.30
Value at end of period	$8.16	$6.64
Number of accumulation units outstanding at end of period	271,465	275,244
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.93	$5.89
Value at end of period	$8.25	$5.93
Number of accumulation units outstanding at end of period	147,717	147,022
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.90
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	16
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period		$9.95	$9.11	$8.16	$7.54	$6.90	$5.02	$5.65
Value at end of period		$6.46	$9.95	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period		0	2,506	2,104	1,318	723	8,231	85
ING SMALL COMPANY PORTFOLIO
Value at beginning of period		$30.47	$29.01	$25.04	$22.89	$20.17	$14.79	$19.418	$18.822	$17.778
Value at end of period		$20.84	$30.47	$29.01	$25.04	$22.89	$20.17	$14.79	$19.418	$18.822
Number of accumulation units outstanding at end of period		0	26,605	25,658	27,097	26,937	26,385	22,296	17,605	39,273
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.86	$12.22	$11.77	$10.71	$10.38
Value at end of period	$10.76	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	8,442	7,208	38,153	5,713	15
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.32	$12.68	$12.22	$11.25
Value at end of period	$10.38	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	23,662	20,100	14,613	21,572

CFI 385

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.20	$13.13	$12.57	$11.48
Value at end of period	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	52,485	51,405	8,961	4,567
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.08	$13.55	$12.91	$11.68
Value at end of period	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	20,047	14,260	9,808	3,166
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.50	$11.49	$11.37
Value at end of period	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	640	2,431	2,392
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period		$20.42	$19.45	$18.10	$17.57	$16.40	$14.55	$15.328	$15.828	$15.222
Value at end of period		$15.48	$20.42	$19.45	$18.10	$17.57	$16.40	$14.55	$15.328	$15.828
Number of accumulation units outstanding at end of period		0	5,091	4,795	4,446	4,460	4,511	3,078	5,229	55,825
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period		$22.65	$21.74	$19.36	$18.38	$16.54	$13.41	$15.67	$17.858	$18.122
Value at end of period		$14.37	$22.65	$21.74	$19.36	$18.38	$16.54	$13.41	$15.67	$17.858
Number of accumulation units outstanding at end of period		0	9,611	11,975	10,341	9,323	10,040	9,348	9,376	15,636
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period		$21.30	$20.36	$18.46	$17.77	$16.25	$13.71	$15.279	$16.561	$16.624
Value at end of period		$14.69	$21.30	$20.36	$18.46	$17.77	$16.25	$13.71	$15.279	$16.561
Number of accumulation units outstanding at end of period		0	9,226	6,466	6,425	6,889	6,848	7,208	5,458	10,579
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.29	$12.92	$12.47	$10.97	$10.65
Value at end of period	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	28,872	32,285	27,063	11,468	3,553
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period		$13.56	$12.06	$11.14	$9.94
Value at end of period		$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period		0	256,546	298,591	339,121
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21	$11.42
Value at end of period	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21
Number of accumulation units outstanding at end of period	166,560	158,900	21,525	14,819	12,211	1,827	87
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88	$19.559	$21.96	$22.144
Value at end of period	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33	$14.88	$19.559	$21.96
Number of accumulation units outstanding at end of period	44,193	44,471	48,672	53,823	55,772	50,275	48,392	41,814	39,247	55,667
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$6.74	$11.27	$11.09	$10.51
Value at end of period	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	4,786	3,375	2,540	1,587

CFI 386

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period		$30.64	$28.80	$24.85	$24.66	$22.02	$17.33	$25.021	$33.521	$35.839
Value at end of period		$18.31	$30.64	$28.80	$24.85	$24.66	$22.02	$17.33	$25.021	$33.521
Number of accumulation units outstanding at end of period		0	12,246	12,777	14,130	19,335	19,792	20,407	17,946	35,540
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.17
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	6
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period		$20.06	$19.99	$17.59	$16.21	$14.24	$11.49	$15.42	$19.648	$20.735
Value at end of period		$11.99	$20.06	$19.99	$17.59	$16.21	$14.24	$11.49	$15.42	$19.648
Number of accumulation units outstanding at end of period		0	29,290	33,807	36,918	37,904	37,740	3,409	39,548	76,323
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period		$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$8.15
Value at end of period		$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period		0	10,159	9,043	8,280	4,594	751	17
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.37	$12.32	$11.99	$10.73	$9.98
Value at end of period	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	220,683	234,751	112,324	126,104	137,161
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	7,093	6,335	6,303	4,225	1,179
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period		$10.07	$10.54	$9.88
Value at end of period		$6.72	$10.07	$10.54
Number of accumulation units outstanding at end of period		0	34	829
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.17	$10.09
Value at end of period	$9.14	$7.17
Number of accumulation units outstanding at end of period	94,683	99,617
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period		$15.22	$15.25	$13.70	$12.76	$10.37	$8.38	$8.61
Value at end of period		$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period		0	90,317	89,562	85,245	43,373	22,574	1,455
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period		$11.42	$10.73	$9.79
Value at end of period		$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period		0	29	146
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.56	$17.13	$14.90	$12.91
Value at end of period	$14.40	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	268,153	256,382	1,808	1,862

CFI 387

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$34.98	$67.85	$51.10	$41.15	$37.03
Value at end of period	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	29,125	20,457	11,408	7,494	3,274
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period		$13.15	$13.42	$11.76	$10.80
Value at end of period		$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period		0	4,436	3,819	18
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.23	$13.43	$12.37	$11.26	$11.17
Value at end of period	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	12,946	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.08	$12.01	$10.96	$10.95	$10.85
Value at end of period	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	19,772	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period		$12.77	$10.30
Value at end of period		$5.29	$12.77
Number of accumulation units outstanding at end of period		0	11,602
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period		$12.20	$11.62	$10.80	$10.74
Value at end of period		$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period		0	5,055	1,367	1,227
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.19	$8.88
Value at end of period	$7.82	$6.19
Number of accumulation units outstanding at end of period	68,063	66,220
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.61	$13.86	$12.60	$11.20	$11.14
Value at end of period	$17.23	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	25,641	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.99	$14.88	$13.53	$12.29	$11.73
Value at end of period	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	173,084	162,147	13,963	9,313	2,390
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.67	$10.51	$10.78
Value at end of period	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	10,906	2,794	3,818

CFI 388

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$8.17	$16.16	$14.89	$12.54	$12.60
Value at end of period	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	24,391	13,331	12,439	4,148	21
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.58	$14.33	$13.71	$12.81	$11.96
Value at end of period	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	9,968	10,212	2,628	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.91	$13.43	$13.03	$11.14	$10.95
Value at end of period	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	98	0	8,027	3,289	829

TABLE 46

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007 (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007

AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.44
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	1,122
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.84	$13.75	$12.28
Value at end of period	$9.42	$7.84	$13.75
Number of accumulation units outstanding at end of period	6,580	7,895	7,722
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.43	$13.60	$12.62
Value at end of period	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	5,756	5,242	7,310
ALGER GREEN FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.49
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	13
ALLIANZ NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$9.85
Value at end of period	$7.04	$6.11
Number of accumulation units outstanding at end of period	4,526	5,201

CFI 389

	Condensed Financial Information (continued)

	2009	2008	2007

AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.90
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	4,835
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.44
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.10
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	8,063
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.58	$9.30
Value at end of period	$7.73	$5.58
Number of accumulation units outstanding at end of period	1,864	791
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.47
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	85
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.17	$12.00	$11.76
Value at end of period	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	8,230	7,660	9,839
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.10	$9.61
Value at end of period	$8.00	$6.10
Number of accumulation units outstanding at end of period	10,716	5,054
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.11	$10.08
Value at end of period	$8.04	$6.11
Number of accumulation units outstanding at end of period	152	1,630
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.38	$17.61	$14.80
Value at end of period	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	166,556	136,957	96,627
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.61	$12.72	$14.20
Value at end of period	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	39,529	40,774	38,606

CFI 390

	Condensed Financial Information (continued)

	2009	2008	2007

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.84	$15.50	$13.24
Value at end of period	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	463,388	422,624	372,912
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.63	$13.41	$13.27
Value at end of period	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.97	$15.20	$12.04
Value at end of period	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.50	$17.04	$14.52
Value at end of period	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	7,671	6,853	10,212
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.48	$12.76	$13.47
Value at end of period	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.12	$9.80
Value at end of period	$8.09	$6.12
Number of accumulation units outstanding at end of period	26,512	13,284
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.18	$12.60	$13.25
Value at end of period	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	4,596	3,772	3,347
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.89	$17.69	$15.21
Value at end of period	$11.80	$9.89	$17.69
Number of accumulation units outstanding at end of period	37,827	31,366	19,643
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.78	$12.31	$11.76
Value at end of period	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	220,709	232,643	262,619
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.43	$10.99	$10.51
Value at end of period	$8.56	$6.43	$10.99
Number of accumulation units outstanding at end of period	3,695	1,034	754

CFI 391

	Condensed Financial Information (continued)

	2009	2008	2007

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.75	$13.29	$12.77
Value at end of period	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	32,265	28,007	15,999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.32	$10.44	$10.67
Value at end of period	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	19,879	18,763	29,052
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.53	$15.96	$13.54
Value at end of period	$14.44	$9.53	$15.96
Number of accumulation units outstanding at end of period	14,657	14,899	10,365
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.90	$6.71
Number of accumulation units outstanding at end of period	7,535	6,979
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.17	$10.12	$13.08
Value at end of period	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	6,588	6,625	3,164
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.78	$10.37	$10.34
Value at end of period	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	1,731	94	85
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.86	$13.04	$12.53
Value at end of period	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,627	675	991
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.79	$13.84	$12.98
Value at end of period	$11.66	$9.79	$13.84
Number of accumulation units outstanding at end of period	1,748	1,410	1,095
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.13	$15.13	$13.43
Value at end of period	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	49,152	33,278	17,177
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.94	$13.56	$10.12
Value at end of period	$10.83	$7.94	$13.56
Number of accumulation units outstanding at end of period	41,649	36,869	32,694

CFI 392

	Condensed Financial Information (continued)

	2009	2008	2007

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.40	$13.58	$12.62
Value at end of period	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	224,808	234,804	259,820
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.19	$13.15	$12.46
Value at end of period	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	114,603	122,044	142,278
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.23	$13.29	$13.13
Value at end of period	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	141,957	144,516	147,986
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.00	$12.14	$13.16
Value at end of period	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	26,217	27,913	33,827
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.16	$11.19	$10.79
Value at end of period	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	136,850	177,823	166,671
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$5.93	$5.05
Value at end of period	$7.53	$5.93
Number of accumulation units outstanding at end of period	10,539	1
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.46	$16.66	$14.79
Value at end of period	$11.94	$9.46	$16.66
Number of accumulation units outstanding at end of period	7,476	8,433	8,999
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.35	$9.31
Value at end of period	$7.24	$5.35
Number of accumulation units outstanding at end of period	3,794	1,455
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.17	$25.18	$17.89
Value at end of period	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	13,331	7,416	14,909
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.59	$12.93	$13.01
Value at end of period	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	52,840	44,280	35,979

CFI 393

Condensed Financial Information (continued)

	2009	2008	2007

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.99	$12.93	$13.58
Value at end of period	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	2,626	1,384	1,284
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.78	$12.90	$12.80
Value at end of period	$10.21	$7.78	$12.90
Number of accumulation units outstanding at end of period	24,349	27,740	29,277
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.11	$11.26	$10.73
Value at end of period	$8.39	$7.11	$11.26
Number of accumulation units outstanding at end of period	94,424	101,750	112,473
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.45	$6.58
Number of accumulation units outstanding at end of period	1,152	951
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.30	$18.56	$15.15
Value at end of period	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	5,935	4,904	4,867
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.30	$12.08	$11.82
Value at end of period	$10.88	$9.30	$12.08
Number of accumulation units outstanding at end of period	2,327	3,232	3,133
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.73	$18.99	$16.57
Value at end of period	$15.46	$11.73	$18.99
Number of accumulation units outstanding at end of period	6,210	5,660	7,944
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.70	$15.67	$12.80
Value at end of period	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	126	104	600
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.41	$11.20	$10.81
Value at end of period	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	27,390	65,820	55,530
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.87	$14.97	$14.00
Value at end of period	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	139,273	143,517	172,507

CFI 394

	Condensed Financial Information (continued)

	2009	2008	2007

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.96	$11.89	$11.17
Value at end of period	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	75,277	73,897	69,804
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.46	$13.24	$12.89
Value at end of period	$9.66	$8.46	$13.24
Number of accumulation units outstanding at end of period	26,975	8,039	7,447
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.02	$11.73	$11.69
Value at end of period	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	8,221	2,165	3,344
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.32	$11.43	$10.67
Value at end of period	$12.64	$11.32	$11.43
Number of accumulation units outstanding at end of period	129,223	66,132	48,660
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.40	$9.23	$9.44
Value at end of period	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	284,567	264,071	192,970
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.39	$11.37	$10.91
Value at end of period	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	9,500	8,479	7,920
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.86	$11.23	$11.29
Value at end of period	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	8,559	1,198	1,055
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.46	$11.21	$11.00
Value at end of period	$9.28	$7.46	$11.21
Number of accumulation units outstanding at end of period	45,799	38,821	38,854
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	1,384
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.64	$10.05
Value at end of period	$8.16	$6.64
Number of accumulation units outstanding at end of period	3,556	1,013

CFI 395

	Condensed Financial Information (continued)

	2009	2008	2007

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	711
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.41
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	1,101
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.57
Value at end of period	$8.25
Number of accumulation units outstanding at end of period	1,027
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.04
Value at end of period	$8.75
Number of accumulation units outstanding at end of period	920
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.57	$14.72	$13.79
Value at end of period	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	4,297	3,555	3,287
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.96	$14.56	$14.18
Value at end of period	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	55,858	47,319	45,927
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.97	$12.36	$12.07
Value at end of period	$10.88	$8.97	$12.36
Number of accumulation units outstanding at end of period	23,640	16,605	11,202
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.42	$12.83	$12.54
Value at end of period	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	25,924	26,858	18,618
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.30	$13.28	$12.89
Value at end of period	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	27,640	18,920	8,291
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.18	$13.71	$13.25
Value at end of period	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	15,746	12,035	9,149

CFI 396

Condensed Financial Information (continued)

	2009	2008	2007

ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.66	$9.26
Value at end of period	$9.14	$7.66
Number of accumulation units outstanding at end of period	100	99
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.93	$9.03
Value at end of period	$8.55	$6.93
Number of accumulation units outstanding at end of period	495	100
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.61	$11.63	$11.31
Value at end of period	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	465	123	1,177
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.10	$12.00	$11.47
Value at end of period	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	5,637	7,500	6,367
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.24	$12.99	$12.42
Value at end of period	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	20,024	19,418	21,424
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.63	$12.52	$11.94
Value at end of period	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	7,506	9,833	9,697
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.40	$13.07	$12.68
Value at end of period	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	184,173	158,864	107,270
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.08	$14.33	$13.08
Value at end of period	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	76,390	76,134	83,507
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.31	$13.02	$12.73
Value at end of period	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	24,705	11,927	10,953
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.07	$14.08	$12.83
Value at end of period	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	55,952	54,369	56,241

CFI 397

	Condensed Financial Information (continued)

	2009	2008	2007

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.27	$6.31
Number of accumulation units outstanding at end of period	20,206	25,435
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.78	$11.33	$11.32
Value at end of period	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	1,786	1,760	1,845
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.01	$13.41	$12.75
Value at end of period	$11.51	$8.01	$13.41
Number of accumulation units outstanding at end of period	23,578	22,881	21,596
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.22	$10.00
Value at end of period	$10.73	$10.22
Number of accumulation units outstanding at end of period	1,489	20
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.75	$12.97	$12.88
Value at end of period	$10.13	$7.75	$12.97
Number of accumulation units outstanding at end of period	32,057	34,978	37,082
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.57	$12.01	$12.30
Value at end of period	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	50,823	46,204	66,090
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.61	$12.64	$12.21
Value at end of period	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	70,595	70,262	82,177
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.82	$13.12	$12.64
Value at end of period	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	21,499	20,663	15,928
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.63
Value at end of period	$8.72
Number of accumulation units outstanding at end of period	1,006
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.37
Value at end of period	$7.33
Number of accumulation units outstanding at end of period	9

CFI 398

	Condensed Financial Information (continued)

	2009	2008	2007

LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.17	$10.23
Value at end of period	$9.14	$7.17
Number of accumulation units outstanding at end of period	692	97
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.65	$12.71	$13.15
Value at end of period	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	42,024	39,803	42,650
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$6.96	$11.48	$10.80
Value at end of period	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	1,046	673	337
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.87	$16.01	$13.74
Value at end of period	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.92	$23.12	$16.99
Value at end of period	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	56,959	43,297	42,831
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.20	$13.30	$13.86
Value at end of period	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	12,236	10,304	11,111
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.96	$13.03	$11.97
Value at end of period	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	8,326	7,372	5,636
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.28	$11.15	$10.39
Value at end of period	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.29	$12.77	$10.39
Value at end of period	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.65	$11.94	$11.67
Value at end of period	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	3,880	2,206	4,119

CFI 399

	Condensed Financial Information (continued)

	2009	2008	2007

RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.19	$8.91
Value at end of period	$7.82	$6.19
Number of accumulation units outstanding at end of period	31,564	19,702
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$5.46	$9.55
Value at end of period	$8.33	$5.46
Number of accumulation units outstanding at end of period	2,806	701
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.92	$12.26	$11.15
Value at end of period	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	64,157	56,949	24,740
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.72	$9.96
Value at end of period	$9.94	$8.72
Number of accumulation units outstanding at end of period	9,101	5,684
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.76	$14.48	$13.11
Value at end of period	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	83,435	86,311	62,391
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.67	$10.51	$10.58
Value at end of period	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	15,734	10,463	3,405
WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.93	$15.70	$15.20
Value at end of period	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	42,810	33,603	21,195
WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$7.84	$13.11	$12.75
Value at end of period	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2007)
Value at beginning of period	$8.62	$13.01	$12.55
Value at end of period	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	49,353	48,155	50,899

CFI 400

Condensed Financial Information (continued)

TABLE 47

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996 (Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13	$13.745
Value at end of period	$8.05	$6.71	$11.79	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13
Number of accumulation units outstanding at end of period	10,685	11,559	13,496	12,287	5,793	5,426	4,770	12,673	8,512	7,589
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911	$11.71
Value at end of period	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911
Number of accumulation units outstanding at end of period	6,434	6,036	7,190	6,774	3,099	6,402	5,704	5,554	8,421	3,109
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.57	$10.25
Value at end of period	$7.71	$5.57
Number of accumulation units outstanding at end of period	0	128
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987	$22.913
Value at end of period	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987
Number of accumulation units outstanding at end of period	3,604	3,789	3,454	3,043	2,963	2,919	2,888	3,346	5,995	5,812
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.35	$9.31
Value at end of period	$8.78	$6.35
Number of accumulation units outstanding at end of period	655	580
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.51	$19.55	$16.60	$13.76	$12.47
Value at end of period	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	11,782	8,651	7,656	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453	$24.274
Value at end of period	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453
Number of accumulation units outstanding at end of period	36,581	37,172	53,961	48,810	47,548	36,904	38,784	40,914	43,865	39,966
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871	$18.502
Value at end of period	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871
Number of accumulation units outstanding at end of period	28,646	28,604	34,217	32,940	34,562	32,807	32,242	33,035	24,295	13,789
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137	$26.237
Value at end of period	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137
Number of accumulation units outstanding at end of period	29,824	33,604	37,992	35,402	33,625	38,369	40,387	61,965	73,611	63,542

CFI 401

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561	$19.42
Value at end of period	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561
Number of accumulation units outstanding at end of period	8,409	8,730	9,281	8,159	7,709	8,678	7,677	7,288	4,798	4,699
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26	$10.97
Value at end of period	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12	$9.26
Number of accumulation units outstanding at end of period	5,398	4,629	4,722	4,327	3,705	4,473	1,392	203
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10	$8.35
Value at end of period	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	914	914	914	708	493	616	231	359
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.02	$19.75	$17.12	$15.20
Value at end of period	$13.13	$11.02	$19.75	$17.12
Number of accumulation units outstanding at end of period	861	1,728	1,435	1,337
ING BALANCED PORTFOLIO
Value at beginning of period	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228	$24.596
Value at end of period	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228
Number of accumulation units outstanding at end of period	10,886	11,756	43,686	46,227	48,380	56,053	67,625	73,073	85,982	83,252
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$6.37	$10.91	$10.11	$9.60
Value at end of period	$8.47	$6.37	$10.91	$10.11
Number of accumulation units outstanding at end of period	16	10	6	3
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50	$8.73
Value at end of period	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	608	484	3,015	2,797	2,692	2,376	1,793
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.31	$10.43	$10.67
Value at end of period	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	21,159	28,318	40,095
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842	$9.95
Value at end of period	$4.57	$3.02	$5.07	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	19,276	16,205	18,825	18,223	17,334	18,325	20,959	35,654	29,525	21,058
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.89	$6.71
Number of accumulation units outstanding at end of period	1,413	2,071
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.12	$10.04	$12.32	$10.94
Value at end of period	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	4,787	3,811	4,573	4,104

CFI 402

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64	$13.21
Value at end of period	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	4,136	2,675	1,384	1,233	398	486	186
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.62	$13.62	$12.67	$11.23	$10.83
Value at end of period	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	2,124	1,487	1,176	322	49
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.98	$14.89	$13.13	$11.85	$11.46
Value at end of period	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	758	672	454	350	219
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.89	$13.51	$9.69
Value at end of period	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	29,622	28,932	30,640
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90	$29.367
Value at end of period	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90
Number of accumulation units outstanding at end of period	50,761	58,482	258,548	282,823	324,582	395,518	428,544	635,531	832,516	878,040
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87	$23.256
Value at end of period	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87
Number of accumulation units outstanding at end of period	27,298	30,020	37,244	40,435	37,672	37,366	42,075	46,170	52,914	43,031
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519
Value at end of period	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87
Number of accumulation units outstanding at end of period	16,127	14,947	17,456	18,171	21,190	17,447	19,608	18,873	20,749	19,369
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694
Value at end of period	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545
Number of accumulation units outstanding at end of period	14,716	14,752	19,654	21,117	21,458	18,177	11,492	10,437	9,282	6,766
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19	$13.986
Value at end of period	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19
Number of accumulation units outstanding at end of period	10,242	7,843	10,247	11,894	17,655	20,002	15,469	36,087	47,584	101,759
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.90
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	7,440
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01	$9.41
Value at end of period	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31	$8.01
Number of accumulation units outstanding at end of period	3,943	3,615	5,269	3,369	7,166	7,221	23,604	157

CFI 403

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.01
Value at end of period	$7.22
Number of accumulation units outstanding at end of period	15,220
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.96	$24.78	$18.07	$13.43	$11.77
Value at end of period	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	4,353	4,535	4,536	3,528	5,302
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19	$9.27
Value at end of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	2,035	1,819	2,216	1,455	1,119	703	301	104
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.13	$16.83	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277	$28.743
Value at end of period	$13.28	$10.13	$16.83	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277
Number of accumulation units outstanding at end of period	10,090	10,553	15,535	16,450	16,983	18,931	17,631	60,764	79,163	75,358
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.04	$11.18	$11.01
Value at end of period	$8.30	$7.04	$11.18
Number of accumulation units outstanding at end of period	30,271	27,826	29,883
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.42	$6.58
Number of accumulation units outstanding at end of period	4,431	4,154
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.14	$18.27	$15.30	$12.46	$11.40
Value at end of period	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	1,380	1,160	497	447	397
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.15	$9.80
Value at end of period	$13.02	$11.15
Number of accumulation units outstanding at end of period	537	393
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.53	$18.69	$14.81	$11.43	$10.59
Value at end of period	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	4,268	4,027	3,630	269	1,027
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.33	$15.10	$12.13	$11.36	$10.39	$9.30
Value at end of period	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	1,055	1,037	403	163	136	82
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736	$13.035
Value at end of period	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736
Number of accumulation units outstanding at end of period	16,735	27,162	19,425	10,286	5,770	5,128	25,362	23,654	48,394	82,420

CFI 404

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	87,308	90,310	141,954	137,982	139,577
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.72	$11.61	$10.78	$10.03	$9.89
Value at end of period	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	14,260	15,739	16,158	18,643	24,536
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$14.60	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085
Value at end of period	$16.65	$14.60	$22.90	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834
Number of accumulation units outstanding at end of period	7,357	1,426	2,536	2,362	2,557	3,012	2,780	10,616	9,960	6,153
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.86	$11.55	$11.33	$10.50	$10.41
Value at end of period	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	3,786	1,485	1,764	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.30
Value at end of period	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	15,194	6,987	9,664	9,478	3,107	2,390	12,578	1,481
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.34	$9.16	$9.38
Value at end of period	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,774	1,385	1,753
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$7.32	$11.29	$10.82	$10.66
Value at end of period	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	968	872	404	2,131
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$7.79	$11.14	$11.21
Value at end of period	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	1,846	402	280
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.39	$11.12	$12.20
Value at end of period	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	4,863	4,259	6,346
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.70
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	480
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.91
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	7,033

CFI 405

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.06
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	403
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$4.94
Value at end of period	$8.23
Number of accumulation units outstanding at end of period	483
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00	$6.86
Value at end of period	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87	$5.00
Number of accumulation units outstanding at end of period	354	327	601	753	642	471	1,326	49
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762
Value at end of period	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777
Number of accumulation units outstanding at end of period	9,470	9,075	11,360	10,563	9,130	9,938	9,137	19,293	17,879	15,865
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.82	$12.17	$11.74	$10.98
Value at end of period	$10.68	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	10,016	7,860	13,010	11,030
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.28	$12.63	$12.19	$10.93	$10.65
Value at end of period	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	2,691	1,813	844	216	105
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.16	$13.08	$13.38
Value at end of period	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	2,952	24	259
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.04	$13.49	$13.86
Value at end of period	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	2,577	2,225	932
ING SOLUTION GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.70
Value at end of period	$9.12
Number of accumulation units outstanding at end of period	384
ING SOLUTION GROWTH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$6.93	$6.68
Value at end of period	$8.53	$6.93
Number of accumulation units outstanding at end of period	481	46
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789	$15.208
Value at end of period	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789
Number of accumulation units outstanding at end of period	1,403	1,239	919	787	643	488	531	3,319	5,920	6,547

CFI 406

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815	$18.105
Value at end of period	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815
Number of accumulation units outstanding at end of period	4,822	4,895	5,219	4,908	4,464	3,854	3,718	7,223	8,829	8,474
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521	$16.609
Value at end of period	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521
Number of accumulation units outstanding at end of period	3,615	3,451	3,098	3,356	4,131	2,775	2,794	8,114	8,972	10,168
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.24	$12.86	$12.44	$10.95	$10.64
Value at end of period	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	13,609	10,316	6,015	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	83,457	94,485	134,089	130,682	122,399
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20	$11.34
Value at end of period	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20
Number of accumulation units outstanding at end of period	6,014	4,538	7,533	3,620	2,793	1,688	705
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907	$22.123
Value at end of period	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907
Number of accumulation units outstanding at end of period	6,143	5,829	12,333	12,348	11,002	13,139	15,550	15,776	23,775	21,531
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.24	$6.30
Number of accumulation units outstanding at end of period	39,891	55,721
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$6.72	$11.24	$11.08	$10.56
Value at end of period	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	38	13	13	7
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44	$35.806
Value at end of period	$25.88	$18.05	$30.25	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44
Number of accumulation units outstanding at end of period	12,488	13,688	14,911	13,953	13,559	18,923	18,852	23,555	26,054	24,245
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601	$20.716
Value at end of period	$15.42	$11.82	$19.80	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601
Number of accumulation units outstanding at end of period	14,266	13,555	14,879	14,728	14,908	20,498	20,672	41,305	61,575	64,259
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.37
Value at end of period	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	1,967	2,347	5,389	5,138	5,050	5,083	3,990

CFI 407

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.31	$12.27	$11.96	$10.71	$9.98
Value at end of period	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	19,506	22,736	44,927	43,020	33,741
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.67	$12.92	$12.71	$11.07	$10.72
Value at end of period	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	1,162	579	1,362	47	15
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.33	$8.75	$10.30
Value at end of period	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	0	10	10
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36	$9.48
Value at end of period	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33	$8.36
Number of accumulation units outstanding at end of period	6,355	5,576	12,129	10,843	10,084	5,587	5,785	152
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$6.89	$10.51
Value at end of period	$8.90	$6.89
Number of accumulation units outstanding at end of period	277	208
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.49	$17.04	$14.84	$13.00
Value at end of period	$14.28	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	1,764	1,005	1,043	947
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$34.54	$67.10	$50.61	$40.81	$35.59
Value at end of period	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	4,808	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.06	$13.09	$13.38	$12.29
Value at end of period	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	4,937	4,415	3,942	2,872
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$11.00	$11.95	$11.82
Value at end of period	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.28	$12.76	$10.60
Value at end of period	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	2,317	1,767	5,062

CFI 408

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.76	$12.14	$11.58	$10.97
Value at end of period	$12.34	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,387	1,157	6,037	116
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.46	$8.91
Value at end of period	$8.31	$5.46
Number of accumulation units outstanding at end of period	151	49
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.51	$13.78	$12.55	$11.69
Value at end of period	$17.08	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	6,107	5,262	4,803	13
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.71	$9.87
Value at end of period	$9.91	$8.71
Number of accumulation units outstanding at end of period	3,313	668
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.93	$14.80	$13.47	$12.73
Value at end of period	$11.90	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	29,892	23,952	21,399	10,085
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.66	$10.50	$10.70
Value at end of period	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	2,218	772	322
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.11	$16.07	$14.83	$12.96
Value at end of period	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	2,127	2,711	2,307	1,766
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.52	$14.25	$13.66	$13.04
Value at end of period	$12.00	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	434	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.84	$13.36	$12.98	$11.39
Value at end of period	$10.43	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	7,229	4,706	3,766	926

CFI 409

Condensed Financial Information (continued)

TABLE 48

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008 (Selected data for accumulation units outstanding throughout each period)

	2009	2008

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.56
Value at end of period	$7.71
Number of accumulation units outstanding at end of period	718
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.72	$33.46
Value at end of period	$29.20	$21.72
Number of accumulation units outstanding at end of period	7,293	1,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.61
Value at end of period	$20.22
Number of accumulation units outstanding at end of period	2,249
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.90	$17.00
Value at end of period	$15.23	$11.90
Number of accumulation units outstanding at end of period	0	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.10
Value at end of period	$8.07
Number of accumulation units outstanding at end of period	466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.17	$10.65
Value at end of period	$15.01	$11.17
Number of accumulation units outstanding at end of period	473	330
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.87	$28.70
Value at end of period	$25.83	$21.87
Number of accumulation units outstanding at end of period	9	9
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.11
Value at end of period	$8.47
Number of accumulation units outstanding at end of period	669
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.83	$15.99
Value at end of period	$14.50	$10.83
Number of accumulation units outstanding at end of period	1,011	1,180

CFI 410

	Condensed Financial Information (continued)

	2009	2008

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.88	$19.45
Value at end of period	$16.80	$12.88
Number of accumulation units outstanding at end of period	760	1,343
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$7.89	$12.36
Value at end of period	$10.75	$7.89
Number of accumulation units outstanding at end of period	1,274	1,055
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.63	$23.95
Value at end of period	$21.46	$16.63
Number of accumulation units outstanding at end of period	1,456	1,456
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.79	$21.22
Value at end of period	$19.30	$14.79
Number of accumulation units outstanding at end of period	590	425
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.62	$16.44
Value at end of period	$13.37	$10.62
Number of accumulation units outstanding at end of period	912	653
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$5.52
Value at end of period	$7.22
Number of accumulation units outstanding at end of period	478
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.96	$20.80
Value at end of period	$20.33	$11.96
Number of accumulation units outstanding at end of period	2,992	512
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.79	$16.24
Value at end of period	$14.67	$11.79
Number of accumulation units outstanding at end of period	1,032	1,212
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$7.04	$10.25
Value at end of period	$8.30	$7.04
Number of accumulation units outstanding at end of period	776	858
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.53	$16.52
Value at end of period	$15.17	$11.53
Number of accumulation units outstanding at end of period	947	875

CFI 411

	Condensed Financial Information (continued)

	2009	2008

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.02	$15.86
Value at end of period	$15.92	$16.02
Number of accumulation units outstanding at end of period	2,323	20,037
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.52	$12.60
Value at end of period	$11.78	$8.52
Number of accumulation units outstanding at end of period	507	611
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.72	$11.75
Value at end of period	$11.70	$9.72
Number of accumulation units outstanding at end of period	4,121	3,332
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.86	$11.18
Value at end of period	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,043	102
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.76	$13.26
Value at end of period	$14.24	$12.76
Number of accumulation units outstanding at end of period	1,876	1,601
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$6.34	$8.63
Value at end of period	$7.07	$6.34
Number of accumulation units outstanding at end of period	187	187
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$7.39	$10.06
Value at end of period	$9.18	$7.39
Number of accumulation units outstanding at end of period	191	243
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.82	$11.60
Value at end of period	$10.68	$8.82
Number of accumulation units outstanding at end of period	43	43
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.16	$11.85
Value at end of period	$10.37	$8.16
Number of accumulation units outstanding at end of period	1,788	1,187
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.04	$12.04
Value at end of period	$10.34	$8.04
Number of accumulation units outstanding at end of period	174	98

CFI 412

Condensed Financial Information (continued)

	2009	2008

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.19	$20.34
Value at end of period	$17.60	$14.19
Number of accumulation units outstanding at end of period	619	619
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.50	$19.49
Value at end of period	$17.51	$14.50
Number of accumulation units outstanding at end of period	631	631
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.24	$12.34
Value at end of period	$12.19	$9.24
Number of accumulation units outstanding at end of period	644	455
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$7.60	$11.83
Value at end of period	$11.03	$7.60
Number of accumulation units outstanding at end of period	0	25
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.96	$15.93
Value at end of period	$13.57	$10.96
Number of accumulation units outstanding at end of period	1,210	954
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.41	$23.31
Value at end of period	$21.83	$15.41
Number of accumulation units outstanding at end of period	205	205
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.84	$18.12
Value at end of period	$15.45	$11.84
Number of accumulation units outstanding at end of period	446	1,302
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.31	$11.57
Value at end of period	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	26
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.67	$11.73
Value at end of period	$10.65	$8.67
Number of accumulation units outstanding at end of period	66	106
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.05	$12.96
Value at end of period	$11.35	$9.05
Number of accumulation units outstanding at end of period	1,031	1,147

CFI 413

Condensed Financial Information (continued)

	2009	2008

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$34.54	$58.33
Value at end of period	$62.18	$34.54
Number of accumulation units outstanding at end of period	1,292	40
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.06	$11.80
Value at end of period	$10.96	$8.06
Number of accumulation units outstanding at end of period	23	23
RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.49
Value at end of period	$7.80
Number of accumulation units outstanding at end of period	965
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.51	$14.68
Value at end of period	$17.08	$14.51
Number of accumulation units outstanding at end of period	2,399	828
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.93	$13.48
Value at end of period	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,140	1,049
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.84	$11.93
Value at end of period	$10.43	$8.84
Number of accumulation units outstanding at end of period	251	104

TABLE 49
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.93
Value at end of period	$7.68
Number of accumulation units outstanding at end of period	85
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.34	$12.30	$12.12	$11.51
Value at end of period	$10.32	$8.34	$12.30	$12.12
Number of accumulation units outstanding at end of period	762	842	802	798
CFI 414

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.82	$20.14	$17.16	$14.26	$12.98
Value at end of period	$16.25	$11.82	$20.14	$17.16	$14.26
Number of accumulation units outstanding at end of period	9,931	12,699	6,633	2,755	151
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.60	$16.91	$14.57	$13.20	$11.38
Value at end of period	$12.87	$9.60	$16.91	$14.57	$13.20
Number of accumulation units outstanding at end of period	29,512	32,250	27,536	13,316	2,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$7.96	$14.05	$14.02	$11.81	$11.60
Value at end of period	$10.24	$7.96	$14.05	$14.02	$11.81
Number of accumulation units outstanding at end of period	2,620	1,748	1,341	356	234
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$7.71	$14.78	$11.78	$11.17	$10.18
Value at end of period	$9.77	$7.71	$14.78	$11.78	$11.17
Number of accumulation units outstanding at end of period	3,903	4,448	4,374	3,715	677
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.80	$14.81	$15.36	$13.30	$13.02
Value at end of period	$12.49	$9.80	$14.81	$15.36	$13.30
Number of accumulation units outstanding at end of period	1,674	820	730	175	121
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.10	$8.59
Value at end of period	$8.03	$6.10
Number of accumulation units outstanding at end of period	2,072	158
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.95	$13.71	$14.30	$13.10
Value at end of period	$13.33	$9.95	$13.71	$14.30
Number of accumulation units outstanding at end of period	734	571	524	234
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.39	$20.46	$17.79	$13.95	$12.94
Value at end of period	$13.53	$11.39	$20.46	$17.79	$13.95
Number of accumulation units outstanding at end of period	6,561	6,676	4,760	1,272	597
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.91	$15.36	$14.66	$12.88	$12.62
Value at end of period	$11.90	$8.91	$15.36	$14.66	$12.88
Number of accumulation units outstanding at end of period	659	1,129	1,330	955	411
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.41
Value at end of period	$8.09
Number of accumulation units outstanding at end of period	107

CFI 415

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.11	$15.32	$14.54
Value at end of period	$13.74	$9.11	$15.32
Number of accumulation units outstanding at end of period	934	0	546
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.70	$9.74
Value at end of period	$8.85	$6.70
Number of accumulation units outstanding at end of period	486	508
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$6.07	$9.99	$12.91
Value at end of period	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	5,811	5,273	4,190
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.83	$13.05	$12.68	$11.74
Value at end of period	$10.18	$7.83	$13.05	$12.68
Number of accumulation units outstanding at end of period	45	317	322	66
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.52	$13.51	$12.60	$11.50
Value at end of period	$11.29	$9.52	$13.51	$12.60
Number of accumulation units outstanding at end of period	524	335	335	335
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.88	$14.77	$15.31
Value at end of period	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	2,409	653	482
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.84	$13.46	$9.68
Value at end of period	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	15,161	14,454	9,843
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.63	$14.01	$13.21	$11.71	$11.37
Value at end of period	$11.10	$8.63	$14.01	$13.21	$11.71
Number of accumulation units outstanding at end of period	5,313	4,115	2,734	2,407	154
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.45	$13.64	$13.15	$11.62	$10.88
Value at end of period	$10.29	$8.45	$13.64	$13.15	$11.62
Number of accumulation units outstanding at end of period	9,483	11,013	12,441	7,394	2,203
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.92	$14.47	$12.88	$12.85	$11.53
Value at end of period	$11.60	$8.92	$14.47	$13.88	$12.85
Number of accumulation units outstanding at end of period	8,118	7,354	10,749	6,754	2,003

CFI 416

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.86	$13.51	$14.60	$12.98	$11.94
Value at end of period	$10.93	$8.86	$13.51	$14.59	$12.98
Number of accumulation units outstanding at end of period	6,195	5,465	8,768	6,012	1,797
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.38	$11.49	$10.97	$10.67	$10.58
Value at end of period	$11.44	$10.38	$11.49	$10.97	$10.67
Number of accumulation units outstanding at end of period	8,043	7,379	8,986	3,404	1,770
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.88
Value at end of period	$7.47
Number of accumulation units outstanding at end of period	320
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.41	$18.42	$16.44	$12.86	$12.37
Value at end of period	$13.08	$10.41	$18.42	$16.44	$12.86
Number of accumulation units outstanding at end of period	1,020	1,308	3,121	904	339
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.83	$24.58	$18.01
Value at end of period	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	920	689	687
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.64	$14.58	$15.87
Value at end of period	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	257	1,237	641
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.74	$12.01
Value at end of period	$10.99	$8.74
Number of accumulation units outstanding at end of period	0	1,126
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.99	$11.12	$11.63
Value at end of period	$8.21	$6.99	$11.12
Number of accumulation units outstanding at end of period	2,070	2,345	4,723
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.56	$10.23
Value at end of period	$8.38	$6.56
Number of accumulation units outstanding at end of period	113	113
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.04	$18.13	$15.22	$13.89
Value at end of period	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	371	227	178	26

CFI 417

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$9.87	$12.87	$12.53	$11.34	$11.03
Value at end of period	$11.49	$9.87	$12.87	$12.53	$11.34
Number of accumulation units outstanding at end of period	3,351	2,046	1,847	1,640	3,189
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.41	$18.54	$14.74	$11.87
Value at end of period	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,301	1,626	1,426	499
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.14	$14.88
Value at end of period	$14.16	$10.14
Number of accumulation units outstanding at end of period	423	715
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.10	$10.95	$10.54	$10.18	$10.01
Value at end of period	$11.00	$11.10	$10.95	$10.54	$10.18
Number of accumulation units outstanding at end of period	204,298	273,075	232,053	83,342	13,175
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.42	$14.29	$13.57	$11.65	$10.49
Value at end of period	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	6,395	5,013	5,231	3,668	550
ING OPPORTUNISTIC LARGE CAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$8.73
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	66
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.77	$11.46	$11.28	$11.16
Value at end of period	$12.93	$8.77	$11.46	$11.28
Number of accumulation units outstanding at end of period	826	1,461	702	110
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.50	$11.67	$10.80	$10.52	$10.56
Value at end of period	$12.79	$11.50	$11.67	$10.80	$10.52
Number of accumulation units outstanding at end of period	3,412	4,007	2,928	1,440	213
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.29	$9.11	$9.34
Value at end of period	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	8,760	9,979	7,901
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.26	$11.23	$11.17
Value at end of period	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	1,204	997	856

CFI 418

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.65
Value at end of period	$12.75
Number of accumulation units outstanding at end of period	286
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.33	$11.07	$10.60	$9.72
Value at end of period	$9.08	$7.33	$11.07	$10.60
Number of accumulation units outstanding at end of period	4,326	2,848	2,164	234
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.63	$8.37
Value at end of period	$8.10	$6.63
Number of accumulation units outstanding at end of period	2,745	2,745
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$5.91	$9.22
Value at end of period	$8.18	$5.91
Number of accumulation units outstanding at end of period	771	355
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.95	$9.49
Value at end of period	$8.69	$6.95
Number of accumulation units outstanding at end of period	466	294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.90	$15.30	$15.09
Value at end of period	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	132	0	337
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.59	$15.55	$14.87	$13.90
Value at end of period	$13.34	$10.59	$15.55	$14.87
Number of accumulation units outstanding at end of period	3,250	1,907	293	92
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.72	$12.07	$12.18
Value at end of period	$10.53	$8.72	$12.07
Number of accumulation units outstanding at end of period	7,272	763	763
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.34	$11.35
Value at end of period	$10.81	$9.34
Number of accumulation units outstanding at end of period	428	428
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.48	$13.66	$13.13	$11.92
Value at end of period	$10.57	$8.48	$13.66	$13.13
Number of accumulation units outstanding at end of period	1,536	1,579	1,432	1,514

CFI 419

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$9.40
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	58
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period			$13.96
Value at end of period			$13.82
Number of accumulation units outstanding at end of period			797
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.14	$12.76	$12.38	$10.93	$10.67
Value at end of period	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	80,109	73,734	74,238	31,061	3,399
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$7.52	$13.39	$12.51
Value at end of period	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	1,142	1,461	186
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.95	$14.10	$13.85	$11.78	$11.73
Value at end of period	$11.05	$8.95	$14.10	$13.85	$11.78
Number of accumulation units outstanding at end of period	7,996	4,172	6,826	3,426	569
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.12	$14.22	$13.10	$11.71	$10.54
Value at end of period	$11.46	$8.12	$14.22	$13.10	$11.71
Number of accumulation units outstanding at end of period	2,957	3,182	3,090	1,793	764
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.28	$10.20
Value at end of period	$8.20	$6.28
Number of accumulation units outstanding at end of period	950	138
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.02
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	461
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$8.31	$13.97	$13.99	$12.74
Value at end of period	$10.82	$8.31	$13.97	$13.99
Number of accumulation units outstanding at end of period	569	569	569	317
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.21	$13.08	$13.56	$11.85	$11.55
Value at end of period	$10.42	$8.21	$13.08	$13.56	$11.85
Number of accumulation units outstanding at end of period	5,583	4,095	3,953	2,285	867

CFI 420

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period			$11.89	$10.69	$10.42
Value at end of period			$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period			616	80	80
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.58	$12.82	$12.65	$11.56
Value at end of period	$10.50	$8.58	$12.82	$12.65
Number of accumulation units outstanding at end of period	1,806	2,979	1,573	310
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$5.30	$8.28
Value at end of period	$7.24	$5.30
Number of accumulation units outstanding at end of period	2,275	1,539
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.52	$14.23	$14.33	$12.93	$12.58
Value at end of period	$10.66	$8.52	$14.23	$14.33	$12.93
Number of accumulation units outstanding at end of period	590	2,100	2,542	1,533	1,172
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period			$11.42
Value at end of period			$11.33
Number of accumulation units outstanding at end of period			445
NEW PERSPECTIVE FUND®
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.63	$17.32	$15.13	$12.78	$10.98
Value at end of period	$14.43	$10.63	$17.32	$15.13	$12.78
Number of accumulation units outstanding at end of period	4,724	4,142	2,815	376	159
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.82	$32.77	$24.79	$20.05	$14.34
Value at end of period	$30.19	$16.82	$32.77	$24.79	$20.05
Number of accumulation units outstanding at end of period	5,025	3,027	2,772	1,954	733
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.98	$12.99	$13.32	$12.90
Value at end of period	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	445	405	265	28
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.51	$13.89	$12.86	$11.76	$11.68
Value at end of period	$11.39	$9.51	$13.89	$12.86	$11.76
Number of accumulation units outstanding at end of period	7,812	8,284	2,044	2,148	291
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.64	$11.59	$10.61	$10.66	$10.42
Value at end of period	$12.43	$10.64	$11.59	$10.61	$10.66
Number of accumulation units outstanding at end of period	5,498	2,895	2,334	1,536	527

CFI 421

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.25	$12.73	$10.79
Value at end of period	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	3,271	1,687	213
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.91	$12.40	$11.96
Value at end of period	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	615	805	494
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$5.56
Value at end of period	$8.27
Number of accumulation units outstanding at end of period	70
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.54	$13.85	$12.65	$11.58
Value at end of period	$17.06	$14.54	$13.85	$12.65
Number of accumulation units outstanding at end of period	13,970	15,691	5,250	820
THE BOND FUND OF AMERICASM
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.73
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	156
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.05	$15.03	$13.73	$12.54	$10.81
Value at end of period	$12.02	$9.05	$15.03	$13.73	$12.54
Number of accumulation units outstanding at end of period	12,135	10,182	8,092	5,971	1,196
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$5.63	$10.48	$10.54
Value at end of period	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	679	826	140
WANGER SELECT
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.25	$16.39	$15.18	$12.90
Value at end of period	$13.53	$8.25	$16.39	$15.18
Number of accumulation units outstanding at end of period	2,936	1,423	1,707	809
WANGER USA
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.54	$14.34	$13.78	$12.93	$12.50
Value at end of period	$12.00	$8.54	$14.34	$13.78	$12.93
Number of accumulation units outstanding at end of period	1,695	1,746	2,632	1,762	913
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.91	$13.50	$13.15	$11.29	$10.75
Value at end of period	$10.47	$8.91	$13.50	$13.15	$11.29
Number of accumulation units outstanding at end of period	7,601	7,367	7,605	1,779	1,274

CFI 422

Condensed Financial Information (continued)

TABLE 50
FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(0.75% for ING Portfolios and 0.90% for all other funds)
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$6.73	$11.81	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11	$14.236
Value at end of period	$8.08	$6.73	$11.81	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11
Number of accumulation units outstanding at end of period	4,244	4,728	11,236	12,933	2,731	3,280	4,297	4,711	2,546	660
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$7.55	$10.90	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894	$11.14
Value at end of period	$9.60	$7.55	$10.90	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894
Number of accumulation units outstanding at end of period	4,348	4,210	17,461	18,264	18,626	17,356	22,411	20,464	24,172	8,540
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.72
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	505
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.05
Value at end of period	$7.72
Number of accumulation units outstanding at end of period	386
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period		$25.45	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739	$22.61
Value at end of period		$17.32	$25.45	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739
Number of accumulation units outstanding at end of period		0	1	1	380	289	24	12	270	227
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.09	$8.98
Value at end of period	$7.99	$6.09
Number of accumulation units outstanding at end of period	503	4
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.56	$19.63	$16.66	$13.80	$12.79
Value at end of period	$15.95	$11.56	$19.63	$16.66	$13.80
Number of accumulation units outstanding at end of period	2,352	2,133	7,258	11,031	6,001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$21.53	$37.79	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199	$22.768
Value at end of period	$28.95	$21.53	$37.79	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199
Number of accumulation units outstanding at end of period	3,798	5,982	26,008	35,029	25,279	17,373	12,064	10,018	11,888	7,666
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.54	$27.34	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647	$18.652
Value at end of period	$20.05	$15.54	$27.34	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647
Number of accumulation units outstanding at end of period	8,473	9,293	24,039	24,857	25,536	27,716	22,091	22,003	20,834	15,603

CFI 423

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$12.76	$24.37	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876	$25.026
Value at end of period	$16.22	$12.76	$24.37	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876
Number of accumulation units outstanding at end of period	18,772	20,054	39,405	39,141	42,063	44,951	44,850	41,677	42,755	23,381
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$13.58	$24.39	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386	$16.449
Value at end of period	$17.03	$13.58	$24.39	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386
Number of accumulation units outstanding at end of period	1,776	1,079	4,507	5,136	3,005	2,816	2,044	1,269	1,792	1,669
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27	$11.653
Value at end of period	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	2,520	4,240	9,565	22,775	23,976	22,676	11,150	11,800
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88	$7.65
Value at end of period	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	165	143	1,094	1,104	1,530	947	39
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.08	$19.83	$17.18	$14.66
Value at end of period	$13.20	$11.08	$19.83	$17.18
Number of accumulation units outstanding at end of period	153	150	2,005	246
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$21.95	$30.75	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962	$24.00
Value at end of period	$25.97	$21.95	$30.75	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962
Number of accumulation units outstanding at end of period	1,871	4,970	11,827	20,721	19,252	20,569	18,318	23,517	27,462	16,891
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$6.38	$9.65
Value at end of period	$8.49	$6.38
Number of accumulation units outstanding at end of period	349	175
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71	$10.00
Value at end of period	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	563	704	2,714	5,711	7,731	8,431	2,043	2,753
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.31	$10.43	$10.67
Value at end of period	$8.17	$6.31	$10.43
Number of accumulation units outstanding at end of period	22,056	24,879	31,648
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$3.07	$5.13	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837	$7.855
Value at end of period	$4.65	$3.07	$5.13	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837
Number of accumulation units outstanding at end of period	2,401	14,588	16,441	16,968	23,024	23,077	16,270	17,726	6,339	381

CFI 424

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.91	$6.71
Number of accumulation units outstanding at end of period	2,526	3,086
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.12	$10.05	$12.33	$10.13
Value at end of period	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	2,299	2,360	2,317	7,571
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65	$12.08
Value at end of period	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	655	1,042	3,433	3,717	2,725	3,101	1,879
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.64	$13.64	$12.68	$11.23	$10.83
Value at end of period	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	27	19	860	383	4
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$8.99	$14.91	$13.14	$11.85	$11.03
Value at end of period	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	355	914	2,094	1,427	3,714
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.93	$13.54	$9.69
Value at end of period	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	32,002	10,595	10,759
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$16.69	$26.96	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617	$26.982
Value at end of period	$21.57	$16.69	$26.96	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617
Number of accumulation units outstanding at end of period	13,090	14,430	59,260	62,501	74,539	75,252	76,221	75,718	85,130	34,056
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$14.63	$23.48	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641	$21.677
Value at end of period	$17.89	$14.63	$23.48	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641
Number of accumulation units outstanding at end of period	5,269	4,721	18,654	23,164	32,766	31,598	22,932	17,334	24,497	7,168
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$14.92	$24.08	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768	$14.459
Value at end of period	$19.51	$14.92	$24.08	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768
Number of accumulation units outstanding at end of period	10,434	13,498	34,561	35,739	38,005	32,925	21,077	18,917	13,046	3,480
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$11.12	$16.86	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644	$10.303
Value at end of period	$13.77	$11.12	$16.86	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644
Number of accumulation units outstanding at end of period	4,191	4,507	15,725	13,777	13,721	16,040	10,241	13,466	6,129

CFI 425

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.35	$21.31	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023	$14.416
Value at end of period	$21.43	$19.35	$21.31	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023
Number of accumulation units outstanding at end of period	8,216	10,471	22,413	22,289	30,702	31	23,127	23,432	46,817	4,465
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$6.91
Value at end of period	$7.52
Number of accumulation units outstanding at end of period	44
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.71	$18.84	$16.74	$13.03	$12.01	$10.32	$8.02	$9.99
Value at end of period	$13.51	$10.71	$18.84	$16.74	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	1,473	1,773	3,470	5,260	4,743	2,899	175	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.99	$24.82	$18.08	$13.44	$11.21
Value at end of period	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	3,975	3,237	8,227	8,664	5,084
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19	$9.08
Value at end of period	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	89	261	3,104	3,471	4,711	2,285	1,100	325
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period		$12.75	$13.09	$11.32	$11.36
Value at end of period		$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period		0	152	133	90
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$10.06	$16.70	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048	$22.873
Value at end of period	$13.19	$10.06	$16.70	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048
Number of accumulation units outstanding at end of period	5,429	5,518	12,652	15,640	17,306	17,716	20,703	17,102	16,554	6,332
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.05	$11.19	$10.82	$10.16
Value at end of period	$8.32	$7.05	$11.19	$10.82
Number of accumulation units outstanding at end of period	2,652	4,070	12,128	150
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.58	$10.23
Value at end of period	$8.43	$6.58
Number of accumulation units outstanding at end of period	721	660
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.16	$18.30	$15.31	$12.46	$11.39
Value at end of period	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	253	251	3,245	5,246	76

CFI 426

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.18	$14.53	$14.10	$12.71	$12.46	$11.31	$10.77
Value at end of period	$13.06	$11.18	$14.53	$14.10	$12.71	$12.46	$11.31
Number of accumulation units outstanding at end of period	410	409	3,426	22,911	20,713	1,127	360
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.55	$18.71	$14.83	$12.53
Value at end of period	$15.21	$11.55	$18.71	$14.83
Number of accumulation units outstanding at end of period	1,373	677	11,416	3,652
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$9.41	$15.20	$12.18	$11.38	$10.41	$9.41	$6.58
Value at end of period	$13.21	$9.41	$15.20	$12.18	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	769	681	1,841	1,704	1,537	1,494	665
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$16.07	$15.77	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586	$13.409
Value at end of period	$16.00	$16.07	$15.77	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586
Number of accumulation units outstanding at end of period	11,218	14,553	43,476	38,626	26,649	39,610	32,059	38,273	37,077	27,084
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.54	$14.43	$13.66	$11.69	$10.02
Value at end of period	$11.81	$8.54	$14.43	$13.66	$11.69
Number of accumulation units outstanding at end of period	28,258	36,323	101,671	121,765	132,754
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.74	$11.63	$10.79	$10.04	$9.89
Value at end of period	$11.73	$9.74	$11.63	$10.79	$10.04
Number of accumulation units outstanding at end of period	4,928	6,990	19,542	22,203	31,278
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$14.69	$22.99	$22.49	$19.53	$18.38	$16.81	$13.60	$18.502	$20.625	$20.538
Value at end of period	$16.78	$14.69	$22.99	$22.49	$19.53	$18.38	$16.81	$13.60	$18.502	$20.625
Number of accumulation units outstanding at end of period	4,606	2,510	6,458	7,086	8,442	8,121	7,177	8,415	8,353	591
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period		$11.57	$11.34	$10.51	$10.39
Value at end of period		$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period		0	1,511	91	174
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74	$10.30
Value at end of period	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	4,179	4,461	10,289	7,975	11,686	8,977	9,292	15,165
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.35	$9.17	$9.38
Value at end of period	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	1,126	2,379	12,472

CFI 427

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$7.33	$11.30	$10.82	$10.58
Value at end of period	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	783	635	3,528	25
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.80	$11.15	$10.60	$10.23
Value at end of period	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	917	609	656	49
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.40	$11.13	$11.83
Value at end of period	$9.20	$7.40	$11.13
Number of accumulation units outstanding at end of period	13,082	15,923	39,325
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.71
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	34
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.91
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	169
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$6.45	$9.91	$9.08	$8.12	$7.51	$6.88	$5.01	$5.69
Value at end of period	$8.39	$6.45	$9.91	$9.08	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	534	730	857	618	1,376	1,234	359	269
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$20.67	$30.20	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589	$18.318
Value at end of period	$26.17	$20.67	$30.20	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589
Number of accumulation units outstanding at end of period	1,351	2,848	7,112	9,303	8,587	10,561	12,997	11,323	9,990	2,705
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.83	$12.18	$11.75	$10.96
Value at end of period	$10.71	$8.83	$12.18	$11.75
Number of accumulation units outstanding at end of period		342	98	24
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.29	$12.65	$12.20	$11.14
Value at end of period	$10.34	$8.29	$12.65	$12.20
Number of accumulation units outstanding at end of period	1,853	1,167	600	141
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.17	$13.09	$12.55	$10.96
Value at end of period	$10.40	$8.17	$13.09	$12.55
Number of accumulation units outstanding at end of period	668	343	123	30

CFI 428

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$8.05	$13.51	$12.89	$12.44
Value at end of period	$10.36	$8.05	$13.51	$12.89
Number of accumulation units outstanding at end of period	7,793	1,595	1,715	5
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.34	$20.22	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616	$15.374
Value at end of period	$17.94	$15.34	$20.22	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616
Number of accumulation units outstanding at end of period	896	926	1,215	1,085	902	685	499	319	527	966
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$14.23	$22.43	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62	$17.673
Value at end of period	$17.69	$14.23	$22.43	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62
Number of accumulation units outstanding at end of period	481	408	380	320	292	320	494	409	628	663
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period		$21.09	$20.15	$18.26	$17.53			$15.083	$16.34	$16.294
Value at end of period		$14.55	$21.09	$20.15	$18.26			$15.46	$15.083	$16.34
Number of accumulation units outstanding at end of period		0	310	310	310			0	361	304
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.25	$12.88	$12.45	$10.96	$10.68
Value at end of period	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	2,452	2,001	28,262	10,579	2,608
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.62	$13.52	$12.03	$11.13	$9.94
Value at end of period	$11.05	$7.62	$13.52	$12.03	$11.13
Number of accumulation units outstanding at end of period	54,346	58,040	121,342	138,137	158,793
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$10.99	$17.25	$16.89	$14.31	$13.89	$12.20	$11.11
Value at end of period	$13.62	$10.99	$17.25	$16.89	$14.31	$13.89	$12.20
Number of accumulation units outstanding at end of period	2,558	1,400	4,651	4,810	3,510	2,336	478
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.28	$26.67	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66	$22.363
Value at end of period	$21.64	$15.28	$26.67	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66
Number of accumulation units outstanding at end of period	10,778	11,626	22,189	24,904	26,171	27,981	25,227	23,979	26,494	14,653
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.30	$10.20
Value at end of period	$8.25	$6.30
Number of accumulation units outstanding at end of period	1,129	1,690
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.72	$11.25	$11.08	$10.02
Value at end of period	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	52	16	553	94

CFI 429

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$17.92	$30.01	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063	$36.09
Value at end of period	$25.71	$17.92	$30.01	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063
Number of accumulation units outstanding at end of period	2,274	2,013	3,039	4,139	4,479	5,174	4,883	4,094	5,483	2,496
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.21	$9.59
Value at end of period	$10.71	$10.21
Number of accumulation units outstanding at end of period	15	3
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$11.73	$19.65	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38	$21.17
Value at end of period	$15.32	$11.73	$19.65	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38
Number of accumulation units outstanding at end of period	3,184	4,163	6,300	8,854	13,509	13,043	13,636	16,871	19,141	18,054
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70	$9.42
Value at end of period	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70
Number of accumulation units outstanding at end of period	1,319	1,252	1,891	1,222	719	1,756	683
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.33	$12.28	$11.97	$10.72	$9.98
Value at end of period	$11.34	$9.33	$12.28	$11.97	$10.72
Number of accumulation units outstanding at end of period	18,007	17,822	39,941	43,013	39,273
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.69	$12.94	$12.72	$11.07	$10.98
Value at end of period	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	971	760	155	151	72
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$5.35	$8.05
Value at end of period	$7.34	$5.35
Number of accumulation units outstanding at end of period	554	26
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36	$9.43
Value at end of period	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	9,590	7,427	11,678	14,167	15,598	5,810	1,862	491
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period			$10.72	$10.28
Value at end of period			$11.40	$10.72
Number of accumulation units outstanding at end of period			0	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.54	$17.11	$14.89	$13.09
Value at end of period	$14.36	$10.54	$17.11	$14.89
Number of accumulation units outstanding at end of period	790	801	755	740

CFI 430

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$34.67	$67.31	$50.75	$40.90	$36.82
Value at end of period	$62.44	$34.67	$67.31	$50.75	$40.90
Number of accumulation units outstanding at end of period	2,434	1,629	9,379	8,879	2,705
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.08	$13.11	$13.39	$12.98
Value at end of period	$10.98	$8.08	$13.11	$13.39
Number of accumulation units outstanding at end of period	645	17	472	828
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.15	$13.32	$12.29	$11.20	$11.20
Value at end of period	$11.00	$9.15	$13.32	$12.29	$11.20
Number of accumulation units outstanding at end of period	1,733	1,507	4,415	2,501	143
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.05	$12.00	$10.95	$11.00
Value at end of period	$12.96	$11.05	$12.00	$10.95
Number of accumulation units outstanding at end of period	1,239	1,633	1,912	2,654
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.30	$12.77	$11.34
Value at end of period	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	2,886	2,452	3,469
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$7.80	$12.19	$11.62	$10.89
Value at end of period	$12.41	$7.80	$12.19	$11.62
Number of accumulation units outstanding at end of period	2,066	261	1,363	687
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.57	$13.84	$12.60	$11.48
Value at end of period	$17.17	$14.57	$13.84	$12.60
Number of accumulation units outstanding at end of period	3,999	4,550	5,494	4,987
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.71	$9.70
Value at end of period	$9.92	$8.71
Number of accumulation units outstanding at end of period	667	13
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.97	$14.86	$13.52	$12.30	$12.04
Value at end of period	$11.96	$8.97	$14.86	$13.52	$12.30
Number of accumulation units outstanding at end of period	2,066	2,714	4,811	6,934	1,716
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.68	$10.51	$10.07
Value at end of period	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	1,022	1,128	550

CFI 431

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.15	$16.14	$14.89	$12.92
Value at end of period	$13.42	$8.15	$16.14	$14.89
Number of accumulation units outstanding at end of period	2,188	2,824	9,155	4,080
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.56	$14.31	$13.71	$13.03
Value at end of period	$12.06	$8.56	$14.31	$13.71
Number of accumulation units outstanding at end of period	1,755	2,499	8,704	7,658
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.89	$13.41	$13.03	$11.54
Value at end of period	$10.48	$8.89	$13.41	$13.03
Number of accumulation units outstanding at end of period	1,344	1,126	2,304	2,826

TABLE 51

FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES

(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2004)
Value at beginning of period	$10.08	$14.53	$13.52	$11.66	$11.15	$10.55
Value at end of period	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	952	659	483	386	285	206
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.16	$17.95
Value at end of period	$16.80	$12.16
Number of accumulation units outstanding at end of period	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50	$11.07
Value at end of period	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50
Number of accumulation units outstanding at end of period	118,813	103,341	84,797	66,268	36,587	18,405	8,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period			$14.69	$14.03
Value at end of period			$14.82	$14.69
Number of accumulation units outstanding at end of period			0	132
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27	$8.90
Value at end of period	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27
Number of accumulation units outstanding at end of period	18	0	3,249	2,957	6,815	3,972	317
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period			$16.96	$15.70
Value at end of period			$19.77	$16.96
Number of accumulation units outstanding at end of period			0	177

CFI 432

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28	$10.28
Value at end of period	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28
Number of accumulation units outstanding at end of period	51,227	42,902	34,672	27,856	17,772	11,968	2,343
ING BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74	$10.47
Value at end of period	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74
Number of accumulation units outstanding at end of period	5	0	4,060	3,240	2,334	776	60
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65	$10.32
Value at end of period	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65
Number of accumulation units outstanding at end of period	25,035	19,813	14,632	10,483	6,333	3,430	2,498
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period		$10.45	$10.67
Value at end of period		$6.34	$10.45
Number of accumulation units outstanding at end of period		0	2,583
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74	$9.35
Value at end of period	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74
Number of accumulation units outstanding at end of period	7,701	5,587	4,516	7,331	5,166	5,766	2,836
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76	$10.11
Value at end of period	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76
Number of accumulation units outstanding at end of period	10,975	8,978	7,405	6,136	5,096	2,316	154
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09	$11.74
Value at end of period	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09
Number of accumulation units outstanding at end of period	11,114	8,918	5,179	5,326	4,700	2,854	108
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70	$11.66
Value at end of period	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70
Number of accumulation units outstanding at end of period	24,684	26,899	25,109	24,875	9,451	957	470
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33	$8.74
Value at end of period	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33
Number of accumulation units outstanding at end of period	47,867	46,818	24,300	20,602	16,355	11,146	1,627
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35	$10.35
Value at end of period	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35
Number of accumulation units outstanding at end of period	94,439	68,430	37,109	15,836	6,017	1,244	5

CFI 433

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.62	$14.54	$13.73	$11.71	$10.02
Value at end of period	$11.95	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	50,515	46,865	54,026	43,001	26,655
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.83	$11.71	$10.84	$10.06	$9.90
Value at end of period	$11.88	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	49,818	50,046	32,830	16,375	5,153
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period		$12.12	$11.84	$10.27	$9.66	$8.85	$8.50
Value at end of period		$7.75	$12.12	$11.84	$10.27	$9.66	$8.85
Number of accumulation units outstanding at end of period		0	907	474	197	24	3
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during 2008)
Value at beginning of period	$13.24	$13.35
Value at end of period	$14.81	$13.24
Number of accumulation units outstanding at end of period	32,023	26,533
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.39	$8.36
Value at end of period	$7.15	$6.39
Number of accumulation units outstanding at end of period	165,403	156,727
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.45	$10.12
Value at end of period	$9.28	$7.45
Number of accumulation units outstanding at end of period	68,373	62,485
ING SMALL COMPANY PORTFOLIO
Value at beginning of period		$16.61	$15.78	$13.60	$12.41	$10.96	$10.56
Value at end of period		$11.37	$16.61	$15.78	$13.60	$12.41	$10.96
Number of accumulation units outstanding at end of period		0	2,480	2,009	1,277	368	58
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74	$10.53
Value at end of period	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74
Number of accumulation units outstanding at end of period	6,032	4,533	3,001	2,574	1,681	1,007	555
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38	$10.04
Value at end of period	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38
Number of accumulation units outstanding at end of period	2,422	1,561	1,139	516	3,070	1,377	74
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.58	$13.87	$13.23	$11.98	$11.51	$10.67
Value at end of period	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	1,180	292	396	529	384	187
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37	$9.96
Value at end of period	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37
Number of accumulation units outstanding at end of period	11,083	9,513	7,777	6,339	14,012	14,100	691

CFI 434

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.31	$10.20
Value at end of period	$8.29	$6.31
Number of accumulation units outstanding at end of period	218	46
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82	$9.72
Value at end of period	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82
Number of accumulation units outstanding at end of period	18,348	12,509	11,193	9,784	10,377	4,360	101
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.42	$12.37	$12.03	$10.74	$9.82
Value at end of period	$11.48	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	25,214	20,796	13,182	12,528	8,594
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65	$10.09
Value at end of period	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65
Number of accumulation units outstanding at end of period	32,612	27,616	23,885	22,848	17,040	12,913	2,987
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.93	$11.15
Value at end of period	$14.92	$10.93
Number of accumulation units outstanding at end of period	3,794	35
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.93	$10.74
Value at end of period	$12.86	$10.93
Number of accumulation units outstanding at end of period	8,383	1,763
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period	$10.36	$14.97	$14.94	$12.28	$11.69	$10.11	$9.05
Value at end of period	$11.75	$10.36	$14.97	$14.94	$12.28	$11.69	$10.11
Number of accumulation units outstanding at end of period	0	5	78,683	58,067	33,925	18,301	6,272
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.30	$13.92
Value at end of period	$12.43	$9.30
Number of accumulation units outstanding at end of period	12,470	6,653
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.18
Value at end of period	$14.00
Number of accumulation units outstanding at end of period	3,456

CFI 435

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated April 30, 2010 as well as all current prospectuses for the funds available under the Contracts.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-10) dated April 30, 2010.

____ Please send the most recent annual and/or quarterly report for ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.01107-10

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated April 30, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 30, 2010. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, Connecticut 06199-0063 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial

Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Purchase and Participation - Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2009, 2008 and 2007 amounted to $44,259,566.54, 43,901,529.15, and $44,267,199.63, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

iliacvaac12312009.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2009
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2009

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	CRM Mutual Fund Trust:
AIM Mid Cap Core Equity Fund - Class A	CRM Mid Cap Value Fund - Investor Shares
AIM Small Cap Growth Fund - Class A	DWS Institutional Funds:
AIM Investment Funds:	DWS Equity 500 Index Fund - Class S
AIM Global Health Care Fund - Investor Class	Eaton Vance Special Investment Trust:
AIM Variable Insurance Funds:	Eaton Vance Large-Cap Value Fund - Class R
AIM V.I. Capital Appreciation Fund - Series I Shares	EuroPacific Growth Fund®:
AIM V.I. Core Equity Fund - Series I Shares	EuroPacific Growth Fund® - Class R-3
The Alger Fund II:	EuroPacific Growth Fund® - Class R-4
Alger Green Fund - Class A	Evergreen Equity Trust:
AllianceBernstein Growth and Income Fund, Inc.:	Evergreen Special Values Fund - Class A
AllianceBernstein Growth and Income Fund, Inc. - Class A	Fidelity® Variable Insurance Products:
AllianceBernstein Variable Products Series Fund, Inc.:	Fidelity® VIP Equity-Income Portfolio - Initial Class
AllianceBernstein Growth and Income Portfolio - Class A	Fidelity® VIP Growth Portfolio - Initial Class
Allianz Funds:	Fidelity® VIP High Income Portfolio - Initial Class
Allianz NFJ Dividend Value Fund - Class A	Fidelity® VIP Overseas Portfolio - Initial Class
Allianz NFJ Large-Cap Value Fund - Institutional Class	Fidelity® Variable Insurance Products II:
Allianz NFJ Small-Cap Value Fund - Class A	Fidelity® VIP Contrafund® Portfolio - Initial Class
Amana Mutual Funds Trust:	Fidelity® VIP Index 500 Portfolio - Initial Class
Amana Growth Fund	Fidelity® Variable Insurance Products III:
Amana Income Fund	Fidelity® VIP Mid Cap Portfolio - Initial Class
American Balanced Fund®, Inc.:	Fidelity® Variable Insurance Products V:
American Balanced Fund® - Class R-3	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
American Century Government Income Trust:	Franklin Mutual Series Fund Inc.:
American Century Inflation-Adjusted Bond Fund - Investor Class	Mutual Global Discovery Fund - Class R
American Century Quantitative Equity Funds, Inc.:	Franklin Strategic Series:
American Century Income & Growth Fund - A Class	Franklin Small-Mid Cap Growth Fund - Class A
Ariel Investment Trust:	Franklin Templeton Variable Insurance Products Trust:
Ariel Appreciation Fund	Franklin Small Cap Value Securities Fund - Class 2
Ariel Fund	Fundamental InvestorsSM, Inc.:
Artisan Funds, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Artisan International Fund - Investor Shares	Fundamental InvestorsSM, Inc. - Class R-4
BlackRock Mid Cap Value Opportunities Series, Inc.:	The Growth Fund of America®, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A	The Growth Fund of America® - Class R-3
Shares	The Growth Fund of America® - Class R-4
The Bond Fund of AmericaSM, Inc.:	The Income Fund of America®, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	The Income Fund of America® - Class R-3
Calvert Variable Series, Inc.:	ING Balanced Portfolio, Inc.:
Calvert Social Balanced Portfolio	ING Balanced Portfolio - Class I
Capital World Growth & Income FundSM, Inc.:	ING Equity Trust:
Capital World Growth & Income FundSM, Inc. - Class R-3	ING Financial Services Fund - Class A
Columbia Acorn Trust:	ING Real Estate Fund - Class A
ColumbiaSM Acorn Fund® - Class Z	ING Funds Trust:
Columbia Funds Series Trust:	ING GNMA Income Fund - Class A
Columbia Mid Cap Value Fund - Class A	ING Intermediate Bond Fund - Class A
Columbia Mid Cap Value Fund - Class Z

ING Intermediate Bond Portfolio:	ING Investors Trust (continued):
ING Intermediate Bond Portfolio - Class I	ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Intermediate Bond Portfolio - Class S	ING Van Kampen Capital Growth Portfolio - Service Class
ING Investors Trust:	ING Van Kampen Growth and Income Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Money Market Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Mutual Funds:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Global Real Estate Fund - Class A
ING Clarion Global Real Estate Portfolio - Institutional Class	ING International Capital Appreciation Fund - Class I
ING Clarion Real Estate Portfolio - Institutional Class	ING International Growth Opportunities Fund - Class Q
ING Clarion Real Estate Portfolio - Service Class	ING International SmallCap Multi-Manager Fund - Class A
ING Evergreen Health Sciences Portfolio - Service Class	ING Partners, Inc.:
ING Evergreen Omega Portfolio - Service Class	ING American Century Large Company Value Portfolio -
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Adviser Class
ING Global Resources Portfolio - Institutional Class	ING American Century Large Company Value Portfolio - Service
ING Global Resources Portfolio - Service Class	Class
ING Growth and Income Portfolio II - Service Class	ING American Century Small-Mid Cap Value Portfolio - Adviser
ING Index Plus International Equity Portfolio - Institutional	Class
Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING Index Plus International Equity Portfolio - Service Class	Class
ING Janus Contrarian Portfolio - Service Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING Baron Small Cap Growth Portfolio - Adviser Class
Class	ING Baron Small Cap Growth Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Columbia Small Cap Value Portfolio - Adviser Class
Class	ING Columbia Small Cap Value Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Davis New York Venture Portfolio - Service Class
Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Index Solution 2015 Portfolio - Adviser Class
ING JPMorgan Value Opportunities Portfolio - Institutional	ING Index Solution 2025 Portfolio - Adviser Class
Class	ING Index Solution 2035 Portfolio - Adviser Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Index Solution 2045 Portfolio - Adviser Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Index Solution Income Portfolio - Adviser Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
ING Marsico Growth Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
ING Marsico International Opportunities Portfolio - Adviser	Class
Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
ING Marsico International Opportunities Portfolio - Service	Class
Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING MFS Total Return Portfolio - Adviser Class	Class
ING MFS Total Return Portfolio - Institutional Class	ING Neuberger Berman Partners Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING PIMCO High Yield Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING PIMCO High Yield Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Pioneer Equity Income Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Pioneer Fund Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Pioneer High Yield Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Solution 2015 Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class	ING Solution 2025 Portfolio - Adviser Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING Solution 2035 Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Solution 2045 Portfolio - Adviser Class
ING Templeton Global Growth Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution Growth and Income Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Solution Income Portfolio - Adviser Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Russell™ Mid Cap Growth Index Portfolio - Class S
Adviser Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Russell™ Small Cap Index Portfolio - Class I
Initial Class	ING Small Company Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Small Company Portfolio - Class S
Service Class	ING U.S. Bond Index Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING Variable Products Trust:
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING International Value Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING International Value Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Adviser Class	ING MidCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Thornburg Value Portfolio - Adviser Class	ING SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series:
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Van Kampen Comstock Portfolio - Adviser Class	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Van Kampen Comstock Portfolio - Service Class	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Van Kampen Equity and Income Portfolio - Adviser Class	The Lazard Funds, Inc.:
ING Van Kampen Equity and Income Portfolio - Initial Class	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING Van Kampen Equity and Income Portfolio - Service Class	LKCM Funds:
ING Series Fund, Inc.:	LKCM Aquinas Growth Fund
ING Growth and Income Fund - Class A	Loomis Sayles Funds I:
ING Strategic Allocation Portfolios, Inc.:	Loomis Sayles Small Cap Value Fund - Retail Class
ING Strategic Allocation Conservative Portfolio - Class I	Lord Abbett Mid Cap Value Fund, Inc.:
ING Strategic Allocation Growth Portfolio - Class I	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING Strategic Allocation Moderate Portfolio - Class I	Lord Abbett Research Fund, Inc.:
ING Variable Funds:	Lord Abbett Small-Cap Value Fund - Class A
ING Growth and Income Portfolio - Class A	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Growth and Income Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
ING Variable Insurance Trust:	Massachusetts Investors Growth Stock Fund - Class A
ING GET U.S. Core Portfolio - Series 3	Morgan Stanley Institutional Fund Trust:
ING GET U.S. Core Portfolio - Series 5	Morgan Stanley U.S. Small Cap Value Portfolio - Class I
ING GET U.S. Core Portfolio - Series 6	Neuberger Berman Equity Funds®:
ING GET U.S. Core Portfolio - Series 7	Neuberger Berman Socially Responsive Fund® - Trust Class
ING GET U.S. Core Portfolio - Series 8	New Perspective Fund®, Inc.:
ING GET U.S. Core Portfolio - Series 9	New Perspective Fund®, Inc. - Class R-3
ING GET U.S. Core Portfolio - Series 10	New Perspective Fund®, Inc. - Class R-4
ING GET U.S. Core Portfolio - Series 11	Oppenheimer Capital Appreciation Fund:
ING Variable Portfolios, Inc.:	Oppenheimer Capital Appreciation Fund - Class A
ING BlackRock Science and Technology Opportunities	Oppenheimer Developing Markets Fund:
Portfolio - Class I	Oppenheimer Developing Markets Fund - Class A
ING Index Plus LargeCap Portfolio - Class I	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class S	Oppenheimer Global Securities/VA
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING Index Plus MidCap Portfolio - Class S	Oppenheimer Main Street Small Cap Fund®/VA
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer MidCap Fund/VA
ING Index Plus SmallCap Portfolio - Class S	Oppenheimer Strategic Bond Fund/VA
ING International Index Portfolio - Class I	Pax World Funds Series Trust I:
ING International Index Portfolio - Class S	Pax World Balanced Fund
ING Opportunistic Large Cap Growth Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Growth Index Portfolio - Class I

Pioneer High Yield Fund:	Templeton Funds, Inc.:
Pioneer High Yield Fund - Class A	Templeton Foreign Fund - Class A
Pioneer Variable Contracts Trust:	Templeton Income Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	Templeton Global Bond Fund - Class A
Pioneer Equity Income VCT Portfolio - Class I	Van Kampen Equity Trust:
Pioneer High Yield VCT Portfolio - Class I	Van Kampen Small Cap Value Fund - Class A
Pioneer Mid Cap Value VCT Portfolio - Class I	Vanguard® Variable Insurance Fund:
Premier VIT:	Diversified Value Portfolio
Premier VIT OpCap Mid Cap Portfolio - Class I	Equity Income Portfolio
RiverSource® Investment Series, Inc.:	Small Company Growth Portfolio
RiverSource® Diversified Equity Income Fund - Class R-3	Wanger Advisors Trust:
RiverSource® Diversified Equity Income Fund - Class R-4	Wanger International
SmallCap World Fund, Inc.:	Wanger Select
SMALLCAP World Fund® - Class R-4	Wanger USA
T. Rowe Price Mid-Cap Value Fund, Inc.:	Washington Mutual Investors FundSM, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	Washington Mutual Investors FundSM, Inc. - Class R-3
T. Rowe Price Value Fund, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-4
T. Rowe Price Value Fund - Advisor Class	Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

                                                                                                                            /s/ Ernst & Young, LLP

Atlanta, Georgia
April 8, 2010

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Assets
Investments in mutual funds
at fair value	$ 2,312	$ 31	$ 164	$ 20,643	$ 38,603
Total assets	2,312	31	164	20,643	38,603
Net assets	$ 2,312	$ 31	$ 164	$ 20,643	$ 38,603

Net assets
Accumulation units	$ 2,312	$ 31	$ 164	$ 20,607	$ 37,977
Contracts in payout (annuitization)	-	-	-	36	626
Total net assets	$ 2,312	$ 31	$ 164	$ 20,643	$ 38,603

Total number of mutual fund shares	110,348	1,376	6,423	1,015,391	1,549,095

Cost of mutual fund shares	$ 2,080	$ 37	$ 165	$ 25,583	$ 37,019

The accompanying notes are an integral part of these financial statements.

                                                                                                                          5

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Allianz NFJ
			AllianceBernstein		Large-Cap
		AllianceBernstein	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 1,064	$ 196	$ 434	$ 134	$ 1,179
Total assets	1,064	196	434	134	1,179
Net assets	$ 1,064	$ 196	$ 434	$ 134	$ 1,179

Net assets
Accumulation units	$ 1,064	$ 196	$ 434	$ 134	$ 1,179
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,064	$ 196	$ 434	$ 134	$ 1,179

Total number of mutual fund shares	184,703	66,599	28,572	12,939	93,065

Cost of mutual fund shares	$ 987	$ 226	$ 557	$ 121	$ 997

The accompanying notes are an integral part of these financial statements.

                                                                                                                       6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

American
Century
	Allianz NFJ			American	Inflation-
	Small-Cap			Balanced	Adjusted Bond
	Value Fund -	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Class A	Fund	Fund	Class R-3	Class
Assets
Investments in mutual funds
at fair value	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060
Total assets	563	5,651	10,356	5,796	9,060
Net assets	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060

Net assets
Accumulation units	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060

Total number of mutual fund shares	24,285	264,909	360,946	358,859	787,856

Cost of mutual fund shares	$ 608	$ 5,132	$ 9,579	$ 6,153	$ 9,007

The accompanying notes are an integral part of these financial statements.

                                                                                                                          7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

BlackRock Mid
	American			Artisan	Cap Value
	Century Income	Ariel		International	Opportunities
	& Growth	Appreciation		Fund - Investor	Fund - Investor
	Fund - A Class	Fund	Ariel Fund	Shares	A Shares
Assets
Investments in mutual funds
at fair value	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263
Total assets	4,656	622	1,271	1,829	263
Net assets	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263

Net assets
Accumulation units	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263

Total number of mutual fund shares	218,377	17,547	32,964	88,523	19,881

Cost of mutual fund shares	$ 6,103	$ 592	$ 1,143	$ 1,572	$ 247

The accompanying notes are an integral part of these financial statements.

                                                                                                                        8

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Capital World
	The Bond Fund	Calvert Social	Growth &	ColumbiaSM	Columbia Mid
	of AmericaSM,	Balanced	Income FundSM,	Acorn Fund® -	Cap Value
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Class Z	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 5,982	$ 42,394	$ 14	$ 2,451	$ 2,961
Total assets	5,982	42,394	14	2,451	2,961
Net assets	$ 5,982	$ 42,394	$ 14	$ 2,451	$ 2,961

Net assets
Accumulation units	$ 5,982	$ 42,279	$ 14	$ 2,451	$ 2,961
Contracts in payout (annuitization)	-	115	-	-	-
Total net assets	$ 5,982	$ 42,394	$ 14	$ 2,451	$ 2,961

Total number of mutual fund shares	506,960	27,654,180	427	99,303	267,507

Cost of mutual fund shares	$ 5,654	$ 48,898	$ 14	$ 2,068	$ 2,298

The accompanying notes are an integral part of these financial statements.

                                                                                                                         9

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Eaton Vance
	Columbia Mid	CRM Mid Cap	DWS Equity	Large-Cap	EuroPacific
	Cap Value	Value Fund -	500 Index	Value Fund -	Growth Fund®
	Fund - Class Z	Investor Shares	Fund - Class S	Class R	- Class R-3
Assets
Investments in mutual funds
at fair value	$ 1,314	$ 70	$ 247	$ 13	$ 11,577
Total assets	1,314	70	247	13	11,577
Net assets	$ 1,314	$ 70	$ 247	$ 13	$ 11,577

Net assets
Accumulation units	$ 1,314	$ 70	$ 247	$ 13	$ 11,577
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,314	$ 70	$ 247	$ 13	$ 11,577

Total number of mutual fund shares	118,627	2,932	1,974	804	307,248

Cost of mutual fund shares	$ 1,069	$ 66	$ 270	$ 13	$ 12,778

The accompanying notes are an integral part of these financial statements.

                                                                                                                         10

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth	High Income
	Growth Fund®	Special Values	Portfolio -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 247,037	$ 82,713	$ 263,715	$ 190,848	$ 9,003
Total assets	247,037	82,713	263,715	190,848	9,003
Net assets	$ 247,037	$ 82,713	$ 263,715	$ 190,848	$ 9,003

Net assets
Accumulation units	$ 247,037	$ 82,713	$ 260,811	$ 190,393	$ 8,935
Contracts in payout (annuitization)	-	-	2,904	455	68
Total net assets	$ 247,037	$ 82,713	$ 263,715	$ 190,848	$ 9,003

Total number of mutual fund shares	6,549,234	4,649,393	15,687,998	6,353,145	1,701,899

Cost of mutual fund shares	$ 272,153	$ 111,366	$ 349,312	$ 207,576	$ 9,085
The accompanying notes are an integral part of these financial statements.

                                                                                                                        11

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 35,651	$ 970,509	$ 95,244	$ 13,948	$ 20,099
Total assets	35,651	970,509	95,244	13,948	20,099
Net assets	$ 35,651	$ 970,509	$ 95,244	$ 13,948	$ 20,099

Net assets
Accumulation units	$ 35,651	$ 962,306	$ 95,244	$ 13,948	$ 20,099
Contracts in payout (annuitization)	-	8,203	-	-	-
Total net assets	$ 35,651	$ 970,509	$ 95,244	$ 13,948	$ 20,099

Total number of mutual fund shares	2,368,825	47,066,372	796,218	546,141	1,546,114

Cost of mutual fund shares	$ 48,084	$ 1,199,021	$ 97,689	$ 15,317	$ 21,848

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Assets
Investments in mutual funds
at fair value	$ 3,353	$ 563	$ 86,667	$ 505	$ 21,781
Total assets	3,353	563	86,667	505	21,781
Net assets	$ 3,353	$ 563	$ 86,667	$ 505	$ 21,781

Net assets
Accumulation units	$ 3,353	$ 563	$ 85,100	$ 505	$ 21,781
Contracts in payout (annuitization)	-	-	1,567	-	-
Total net assets	$ 3,353	$ 563	$ 86,667	$ 505	$ 21,781

Total number of mutual fund shares	126,526	19,373	6,786,762	15,465	666,491

Cost of mutual fund shares	$ 3,460	$ 611	$ 106,266	$ 458	$ 18,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING Balanced
	America® -	America® -	America® -	Portfolio -	ING Real Estate
	Class R-3	Class R-4	Class R-3	Class I	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 15,280	$ 277,112	$ 1,778	$ 341,845	$ 1,611
Total assets	15,280	277,112	1,778	341,845	1,611
Net assets	$ 15,280	$ 277,112	$ 1,778	$ 341,845	$ 1,611

Net assets
Accumulation units	$ 15,280	$ 277,112	$ 1,778	$ 324,059	$ 1,611
Contracts in payout (annuitization)	-	-	-	17,786	-
Total net assets	$ 15,280	$ 277,112	$ 1,778	$ 341,845	$ 1,611

Total number of mutual fund shares	567,411	10,221,772	115,186	32,806,581	149,676

Cost of mutual fund shares	$ 16,407	$ 294,924	$ 1,932	$ 402,168	$ 1,887

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING	ING	ING	ING Artio
	ING GNMA	Intermediate	Intermediate	Intermediate	Foreign
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class A	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,826	$ 3,799	$ 378,989	$ 349	$ 36,625
Total assets	4,826	3,799	378,989	349	36,625
Net assets	$ 4,826	$ 3,799	$ 378,989	$ 349	$ 36,625

Net assets
Accumulation units	$ 4,826	$ 3,799	$ 372,632	$ 349	$ 36,625
Contracts in payout (annuitization)	-	-	6,357	-	-
Total net assets	$ 4,826	$ 3,799	$ 378,989	$ 349	$ 36,625

Total number of mutual fund shares	555,974	418,812	32,756,146	30,329	3,388,085

Cost of mutual fund shares	$ 4,734	$ 4,015	$ 427,930	$ 356	$ 52,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING BlackRock			ING Clarion
	Large Cap	ING BlackRock	ING BlackRock	Global Real	ING Clarion
	Growth	Large Cap	Large Cap	Estate	Real Estate
	Portfolio -	Growth	Growth	Portfolio -	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional	Institutional
	Class	Service Class	Service 2 Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 79,020	$ 158	$ 177	$ 50,442	$ 1,315
Total assets	79,020	158	177	50,442	1,315
Net assets	$ 79,020	$ 158	$ 177	$ 50,442	$ 1,315

Net assets
Accumulation units	$ 78,790	$ 158	$ 177	$ 50,442	$ -
Contracts in payout (annuitization)	230	-	-	-	1,315
Total net assets	$ 79,020	$ 158	$ 177	$ 50,442	$ 1,315

Total number of mutual fund shares	9,114,215	18,346	20,692	5,447,302	73,985

Cost of mutual fund shares	$ 107,144	$ 146	$ 151	$ 52,428	$ 1,238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Global
	ING Clarion	ING Evergreen	ING Evergreen	ING FMRSM	Resources
	Real Estate	Health Sciences	Omega	Diversified Mid	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27
Total assets	26,610	9,719	378	41,611	27
Net assets	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27

Net assets
Accumulation units	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27

Total number of mutual fund shares	1,499,164	944,461	32,770	3,511,506	1,525

Cost of mutual fund shares	$ 33,228	$ 10,000	$ 315	$ 40,599	$ 36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING JPMorgan
			ING JPMorgan	Emerging	ING JPMorgan
	ING Global	ING Janus	Emerging	Markets Equity	Emerging
	Resources	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187
Total assets	107,768	13,120	421	36,901	30,187
Net assets	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187

Net assets
Accumulation units	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187

Total number of mutual fund shares	6,034,043	1,238,951	21,032	1,810,668	1,484,863

Cost of mutual fund shares	$ 130,909	$ 13,402	$ 314	$ 35,691	$ 30,353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Lord
	ING JPMorgan	Abbett	ING Lord	ING Marsico
	Small Cap Core	Affiliated	Abbett	Growth	ING Marsico
	Equity	Portfolio -	Affiliated	Portfolio -	Growth
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,617	$ 79,642	$ 668	$ 7,384	$ 337
Total assets	3,617	79,642	668	7,384	337
Net assets	$ 3,617	$ 79,642	$ 668	$ 7,384	$ 337

Net assets
Accumulation units	$ 3,617	$ 78,591	$ 668	$ 7,384	$ 337
Contracts in payout (annuitization)	-	1,051	-	-	-
Total net assets	$ 3,617	$ 79,642	$ 668	$ 7,384	$ 337

Total number of mutual fund shares	347,835	10,343,066	86,250	508,874	23,463

Cost of mutual fund shares	$ 3,714	$ 114,277	$ 892	$ 7,884	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Marsico	ING Marsico		ING MFS Total
	International	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683
Total assets	175	8,576	896	58,354	25,683
Net assets	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683

Net assets
Accumulation units	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683

Total number of mutual fund shares	16,710	823,815	65,456	4,271,884	1,874,643

Cost of mutual fund shares	$ 174	$ 10,501	$ 888	$ 71,941	$ 30,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING PIMCO		ING Pioneer
	ING MFS	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Utilities	Portfolio -	High Yield	Portfolio -	Equity Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 34,116	$ 3,426	$ 12,663	$ 124,824	$ 3
Total assets	34,116	3,426	12,663	124,824	3
Net assets	$ 34,116	$ 3,426	$ 12,663	$ 124,824	$ 3

Net assets
Accumulation units	$ 34,116	$ 3,426	$ 12,663	$ 122,846	$ 3
Contracts in payout (annuitization)	-	-	-	1,978	-
Total net assets	$ 34,116	$ 3,426	$ 12,663	$ 124,824	$ 3

Total number of mutual fund shares	2,843,032	355,052	1,312,205	17,986,229	392

Cost of mutual fund shares	$ 42,200	$ 3,090	$ 11,048	$ 156,658	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING Pioneer		ING Stock
	ING Pioneer		Mid Cap Value	ING Pioneer	Index
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value	Portfolio -
	Institutional	Fund Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 15,047	$ 353	$ 83,867	$ 342	$ 3,952
Total assets	15,047	353	83,867	342	3,952
Net assets	$ 15,047	$ 353	$ 83,867	$ 342	$ 3,952

Net assets
Accumulation units	$ 14,843	$ 353	$ 82,767	$ 342	$ 3,952
Contracts in payout (annuitization)	204	-	1,100	-	-
Total net assets	$ 15,047	$ 353	$ 83,867	$ 342	$ 3,952

Total number of mutual fund shares	1,546,452	36,251	8,931,473	36,513	409,105

Cost of mutual fund shares	$ 17,706	$ 323	$ 103,527	$ 341	$ 4,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 257,927	$ 1,389	$ 110,806	$ 738	$ 3,525
Total assets	257,927	1,389	110,806	738	3,525
Net assets	$ 257,927	$ 1,389	$ 110,806	$ 738	$ 3,525

Net assets
Accumulation units	$ 257,927	$ 1,389	$ 110,736	$ 738	$ 3,525
Contracts in payout (annuitization)	-	-	70	-	-
Total net assets	$ 257,927	$ 1,389	$ 110,806	$ 738	$ 3,525

Total number of mutual fund shares	12,768,653	134,319	10,644,157	69,552	331,318

Cost of mutual fund shares	$ 286,533	$ 1,630	$ 131,841	$ 826	$ 3,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Van
	Kampen	ING Wells			ING
	Growth and	Fargo Small	ING Money		International
	Income	Cap Disciplined	Market	ING Global	Capital
	Portfolio -	Portfolio -	Portfolio -	Real Estate	Appreciation
	Service Class	Service Class	Class I	Fund - Class A	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 18,265	$ 1,504	$ 403,501	$ 24	$ 3
Total assets	18,265	1,504	403,501	24	3
Net assets	$ 18,265	$ 1,504	$ 403,501	$ 24	$ 3

Net assets
Accumulation units	$ 18,265	$ 1,504	$ 399,348	$ 24	$ 3
Contracts in payout (annuitization)	-	-	4,153	-	-
Total net assets	$ 18,265	$ 1,504	$ 403,501	$ 24	$ 3

Total number of mutual fund shares	944,401	186,088	403,501,398	1,663	294

Cost of mutual fund shares	$ 21,289	$ 1,216	$ 403,501	$ 25	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING American	ING American		ING Baron
	International	Century Small-	Century Small-		Small Cap
	SmallCap	Mid Cap Value	Mid Cap Value	ING Baron	Growth
	Multi-Manager	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,642	$ 52	$ 35,995	$ 3,022	$ 947
Total assets	1,642	52	35,995	3,022	947
Net assets	$ 1,642	$ 52	$ 35,995	$ 3,022	$ 947

Net assets
Accumulation units	$ 1,642	$ 52	$ 35,510	$ 3,022	$ 947
Contracts in payout (annuitization)	-	-	485	-	-
Total net assets	$ 1,642	$ 52	$ 35,995	$ 3,022	$ 947

Total number of mutual fund shares	50,678	5,363	3,673,000	320,499	64,553

Cost of mutual fund shares	$ 2,131	$ 52	$ 38,658	$ 3,266	$ 833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Baron	ING Columbia	ING Columbia
	Small Cap	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Value	Value	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 100,316	$ 21	$ 1,441	$ 12,781	$ 9,850
Total assets	100,316	21	1,441	12,781	9,850
Net assets	$ 100,316	$ 21	$ 1,441	$ 12,781	$ 9,850

Net assets
Accumulation units	$ 99,147	$ 21	$ 1,441	$ 12,454	$ 9,850
Contracts in payout (annuitization)	1,169	-	-	327	-
Total net assets	$ 100,316	$ 21	$ 1,441	$ 12,781	$ 9,850

Total number of mutual fund shares	6,696,694	2,466	171,311	802,301	948,929

Cost of mutual fund shares	$ 104,568	$ 18	$ 1,401	$ 13,584	$ 11,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2025	Solution 2035	Solution 2045	Solution Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 177	$ 667	$ 350	$ 141	$ 59
Total assets	177	667	350	141	59
Net assets	$ 177	$ 667	$ 350	$ 141	$ 59

Net assets
Accumulation units	$ 177	$ 667	$ 350	$ 141	$ 59
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 177	$ 667	$ 350	$ 141	$ 59

Total number of mutual fund shares	18,148	71,266	38,239	15,789	5,744

Cost of mutual fund shares	$ 168	$ 585	$ 291	$ 124	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason Partners	Mason Partners	Mason Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 292	$ 26,549	$ 109	$ 102,928	$ 151
Total assets	292	26,549	109	102,928	151
Net assets	$ 292	$ 26,549	$ 109	$ 102,928	$ 151

Net assets
Accumulation units	$ 292	$ 25,787	$ 109	$ 102,794	$ 151
Contracts in payout (annuitization)	-	762	-	134	-
Total net assets	$ 292	$ 26,549	$ 109	$ 102,928	$ 151

Total number of mutual fund shares	25,815	2,335,035	2,930	2,648,691	3,958

Cost of mutual fund shares	$ 322	$ 32,576	$ 83	$ 101,422	$ 158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 383	$ 549,793	$ 486	$ 239	$ 132,935
Total assets	383	549,793	486	239	132,935
Net assets	$ 383	$ 549,793	$ 486	$ 239	$ 132,935

Net assets
Accumulation units	$ 383	$ 547,017	$ 486	$ 239	$ 127,155
Contracts in payout (annuitization)	-	2,776	-	-	5,780
Total net assets	$ 383	$ 549,793	$ 486	$ 239	$ 132,935

Total number of mutual fund shares	32,415	45,176,056	41,029	22,871	12,684,657

Cost of mutual fund shares	$ 360	$ 571,262	$ 553	$ 226	$ 132,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 609	$ 1,215	$ 175,181	$ 13,508	$ 181
Total assets	609	1,215	175,181	13,508	181
Net assets	$ 609	$ 1,215	$ 175,181	$ 13,508	$ 181

Net assets
Accumulation units	$ 597	$ 1,215	$ 166,533	$ 12,428	$ 181
Contracts in payout (annuitization)	12	-	8,648	1,080	-
Total net assets	$ 609	$ 1,215	$ 175,181	$ 13,508	$ 181

Total number of mutual fund shares	57,954	106,016	15,127,917	1,344,067	17,985

Cost of mutual fund shares	$ 532	$ 1,192	$ 171,975	$ 11,736	$ 169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062
Total assets	14,444	44,359	18,118	64,506	16,062
Net assets	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062

Net assets
Accumulation units	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062

Total number of mutual fund shares	1,434,359	4,361,757	1,845,059	6,496,082	1,622,445

Cost of mutual fund shares	$ 15,571	$ 47,447	$ 20,095	$ 69,685	$ 17,752

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Solution
				Growth and	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Growth
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737
Total assets	52,312	11,165	36,075	1,529	737
Net assets	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737

Net assets
Accumulation units	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737

Total number of mutual fund shares	5,225,929	1,127,754	3,607,451	168,197	89,153

Cost of mutual fund shares	$ 55,795	$ 12,530	$ 38,165	$ 1,349	$ 646

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,576	$ 9,378	$ 313	$ 281,756	$ 368
Total assets	8,576	9,378	313	281,756	368
Net assets	$ 8,576	$ 9,378	$ 313	$ 281,756	$ 368

Net assets
Accumulation units	$ 8,576	$ 9,378	$ 313	$ 280,791	$ 368
Contracts in payout (annuitization)	-	-	-	965	-
Total net assets	$ 8,576	$ 9,378	$ 313	$ 281,756	$ 368

Total number of mutual fund shares	837,481	906,066	48,431	41,990,524	55,806

Cost of mutual fund shares	$ 9,133	$ 9,657	$ 344	$ 320,521	$ 372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,070	$ 200,867	$ 1,598	$ 215	$ 94,024
Total assets	1,070	200,867	1,598	215	94,024
Net assets	$ 1,070	$ 200,867	$ 1,598	$ 215	$ 94,024

Net assets
Accumulation units	$ 1,070	$ 199,622	$ 1,598	$ 215	$ 91,676
Contracts in payout (annuitization)	-	1,245	-	-	2,348
Total net assets	$ 1,070	$ 200,867	$ 1,598	$ 215	$ 94,024

Total number of mutual fund shares	23,286	4,305,833	34,536	20,788	9,040,731

Cost of mutual fund shares	$ 1,168	$ 196,554	$ 1,706	$ 229	$ 114,294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 57	$ 429	$ 89,807	$ 77	$ 76,337
Total assets	57	429	89,807	77	76,337
Net assets	$ 57	$ 429	$ 89,807	$ 77	$ 76,337

Net assets
Accumulation units	$ 57	$ 429	$ 88,780	$ 77	$ 75,802
Contracts in payout (annuitization)	-	-	1,027	-	535
Total net assets	$ 57	$ 429	$ 89,807	$ 77	$ 76,337

Total number of mutual fund shares	5,541	15,038	3,077,688	9,690	9,471,076

Cost of mutual fund shares	$ 50	$ 483	$ 83,896	$ 78	$ 80,077

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Equity	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 10	$ 284	$ 51,283	$ 492	$ 240,779
Total assets	10	284	51,283	492	240,779
Net assets	$ 10	$ 284	$ 51,283	$ 492	$ 240,779

Net assets
Accumulation units	$ 10	$ 284	$ 49,905	$ 492	$ 237,209
Contracts in payout (annuitization)	-	-	1,378	-	3,570
Total net assets	$ 10	$ 284	$ 51,283	$ 492	$ 240,779

Total number of mutual fund shares	1,275	31,885	5,723,599	16,053	7,759,541

Cost of mutual fund shares	$ 12	$ 325	$ 65,082	$ 525	$ 259,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Van		ING Strategic	ING Strategic	ING Strategic
	Kampen Equity		Allocation	Allocation	Allocation
	and Income	ING Growth	Conservative	Growth	Moderate
	Portfolio -	and Income	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 149	$ 129	$ 29,313	$ 60,353	$ 56,060
Total assets	149	129	29,313	60,353	56,060
Net assets	$ 149	$ 129	$ 29,313	$ 60,353	$ 56,060

Net assets
Accumulation units	$ 149	$ 129	$ 28,627	$ 59,663	$ 55,025
Contracts in payout (annuitization)	-	-	686	690	1,035
Total net assets	$ 149	$ 129	$ 29,313	$ 60,353	$ 56,060

Total number of mutual fund shares	4,833	12,385	2,991,172	6,427,358	5,851,766

Cost of mutual fund shares	$ 151	$ 104	$ 34,801	$ 79,694	$ 72,290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$ 403	$ 1,084,132	$ 884	$ 420	$ 1,981
Total assets	403	1,084,132	884	420	1,981
Net assets	$ 403	$ 1,084,132	$ 884	$ 420	$ 1,981

Net assets
Accumulation units	$ 403	$ 996,276	$ 884	$ 420	$ 1,981
Contracts in payout (annuitization)	-	87,856	-	-	-
Total net assets	$ 403	$ 1,084,132	$ 884	$ 420	$ 1,981

Total number of mutual fund shares	20,856	55,825,540	45,837	54,152	244,317

Cost of mutual fund shares	$ 396	$ 1,369,720	$ 878	$ 518	$ 2,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$ 1,715	$ 350	$ 141	$ 68	$ 31
Total assets	1,715	350	141	68	31
Net assets	$ 1,715	$ 350	$ 141	$ 68	$ 31

Net assets
Accumulation units	$ 1,715	$ 350	$ 141	$ 68	$ 31
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,715	$ 350	$ 141	$ 68	$ 31

Total number of mutual fund shares	217,026	44,090	17,917	8,508	3,926

Cost of mutual fund shares	$ 2,067	$ 405	$ 171	$ 82	$ 37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 42,053	$ 283,441	$ 375	$ 274,072	$ 472
Total assets	42,053	283,441	375	274,072	472
Net assets	$ 42,053	$ 283,441	$ 375	$ 274,072	$ 472

Net assets
Accumulation units	$ 42,053	$ 280,239	$ 375	$ 272,736	$ 472
Contracts in payout (annuitization)	-	3,202	-	1,336	-
Total net assets	$ 42,053	$ 283,441	$ 375	$ 274,072	$ 472

Total number of mutual fund shares	8,393,799	22,821,346	30,375	21,328,524	37,099

Cost of mutual fund shares	$ 36,777	$ 302,031	$ 434	$ 346,896	$ 485

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING	ING	ING
	ING Index Plus	ING Index Plus	International	International	Opportunistic
	SmallCap	SmallCap	Index	Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 103,515	$ 122	$ 19,407	$ 19	$ 82,042
Total assets	103,515	122	19,407	19	82,042
Net assets	$ 103,515	$ 122	$ 19,407	$ 19	$ 82,042

Net assets
Accumulation units	$ 102,853	$ 122	$ 18,805	$ 19	$ 81,773
Contracts in payout (annuitization)	662	-	602	-	269
Total net assets	$ 103,515	$ 122	$ 19,407	$ 19	$ 82,042

Total number of mutual fund shares	8,985,647	10,693	2,363,807	2,269	8,546,089

Cost of mutual fund shares	$ 135,948	$ 100	$ 17,840	$ 17	$ 89,573

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 2,772	$ 353	$ 9,692	$ 79	$ 1,952
Total assets	2,772	353	9,692	79	1,952
Net assets	$ 2,772	$ 353	$ 9,692	$ 79	$ 1,952

Net assets
Accumulation units	$ 2,572	$ 353	$ 9,692	$ 79	$ 1,952
Contracts in payout (annuitization)	200	-	-	-	-
Total net assets	$ 2,772	$ 353	$ 9,692	$ 79	$ 1,952

Total number of mutual fund shares	215,913	27,538	1,086,542	6,212	154,406

Cost of mutual fund shares	$ 2,397	$ 302	$ 8,010	$ 71	$ 1,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING Small
	Growth Index	Mid Cap Index	Index	Company	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3,049	$ 3,562	$ 1,962	$ 107,672	$ 118
Total assets	3,049	3,562	1,962	107,672	118
Net assets	$ 3,049	$ 3,562	$ 1,962	$ 107,672	$ 118

Net assets
Accumulation units	$ 3,049	$ 3,562	$ 1,962	$ 106,272	$ 118
Contracts in payout (annuitization)	-	-	-	1,400	-
Total net assets	$ 3,049	$ 3,562	$ 1,962	$ 107,672	$ 118

Total number of mutual fund shares	232,239	383,429	199,952	7,265,299	8,061

Cost of mutual fund shares	$ 2,709	$ 2,687	$ 1,613	$ 132,435	$ 120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING	ING
	ING U.S. Bond	International	International	ING MidCap	ING MidCap
	Index	Value	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3,932	$ 105,099	$ 283	$ 12,935	$ 276
Total assets	3,932	105,099	283	12,935	276
Net assets	$ 3,932	$ 105,099	$ 283	$ 12,935	$ 276

Net assets
Accumulation units	$ 3,932	$ 102,215	$ 283	$ 12,935	$ 276
Contracts in payout (annuitization)	-	2,884	-	-	-
Total net assets	$ 3,932	$ 105,099	$ 283	$ 12,935	$ 276

Total number of mutual fund shares	378,481	12,423,099	32,901	1,432,434	31,133

Cost of mutual fund shares	$ 3,875	$ 155,457	$ 337	$ 12,565	$ 252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Series	Janus Aspen
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Flexible
	Opportunities	Opportunities	Portfolio -	Portfolio -	Bond Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class I	Class S	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 11,898	$ 60	$ 261	$ 327	$ 62
Total assets	11,898	60	261	327	62
Net assets	$ 11,898	$ 60	$ 261	$ 327	$ 62

Net assets
Accumulation units	$ 11,898	$ 60	$ 261	$ 327	$ 62
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,898	$ 60	$ 261	$ 327	$ 62

Total number of mutual fund shares	739,939	3,824	9,718	10,606	4,971

Cost of mutual fund shares	$ 13,227	$ 56	$ 267	$ 366	$ 57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Janus	Worldwide	Lazard U.S.		Loomis Sayles
	Portfolio -	Portfolio -	Mid Cap Equity		Small Cap
	Institutional	Institutional	Portfolio - Open	LKCM Aquinas	Value Fund -
	Shares	Shares	Shares	Growth Fund	Retail Class
Assets
Investments in mutual funds
at fair value	$ 84	$ 172	$ 1,162	$ 269	$ 2,518
Total assets	84	172	1,162	269	2,518
Net assets	$ 84	$ 172	$ 1,162	$ 269	$ 2,518

Net assets
Accumulation units	$ 84	$ 172	$ 1,162	$ 269	$ 2,518
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 84	$ 172	$ 1,162	$ 269	$ 2,518

Total number of mutual fund shares	3,908	6,566	114,132	18,882	118,591

Cost of mutual fund shares	$ 93	$ 203	$ 1,084	$ 260	$ 2,023

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			Lord Abbett		Morgan Stanley
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	U.S. Small Cap
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors	Value
	Fund, Inc. -	Value Fund -	Portfolio - Class	Growth Stock	Portfolio -
	Class A	Class A	VC	Fund - Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 1,054	$ 1,330	$ 88,200	$ 297	$ 1,746
Total assets	1,054	1,330	88,200	297	1,746
Net assets	$ 1,054	$ 1,330	$ 88,200	$ 297	$ 1,746

Net assets
Accumulation units	$ 1,054	$ 1,330	$ 87,424	$ 297	$ 1,746
Contracts in payout (annuitization)	-	-	776	-	-
Total net assets	$ 1,054	$ 1,330	$ 88,200	$ 297	$ 1,746

Total number of mutual fund shares	80,197	53,427	6,656,630	22,123	84,200

Cost of mutual fund shares	$ 1,394	$ 1,481	$ 127,351	$ 288	$ 1,397

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective	New Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957
Total assets	3,772	3,881	59,419	538	241,957
Net assets	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957

Net assets
Accumulation units	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957

Total number of mutual fund shares	264,496	153,631	2,338,424	13,463	8,412,970

Cost of mutual fund shares	$ 3,795	$ 4,257	$ 64,408	$ 548	$ 247,924

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Global	Main Street	Small Cap	MidCap	Strategic Bond
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 273	$ 72	$ 8,067	$ 15	$ 104
Total assets	273	72	8,067	15	104
Net assets	$ 273	$ 72	$ 8,067	$ 15	$ 104

Net assets
Accumulation units	$ 273	$ -	$ 8,067	$ -	$ 104
Contracts in payout (annuitization)	-	72	-	15	-
Total net assets	$ 273	$ 72	$ 8,067	$ 15	$ 104

Total number of mutual fund shares	10,299	3,976	560,217	400	19,541

Cost of mutual fund shares	$ 313	$ 88	$ 8,733	$ 22	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		PIMCO Real		Pioneer
		Return		Emerging	Pioneer High
		Portfolio -	Pioneer High	Markets VCT	Yield VCT
	Pax World	Administrative	Yield Fund -	Portfolio -	Portfolio -
	Balanced Fund	Class	Class A	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842
Total assets	54,186	112,730	4,675	27,443	19,842
Net assets	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842

Net assets
Accumulation units	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842

Total number of mutual fund shares	2,670,557	9,061,879	512,607	1,003,786	2,082,007

Cost of mutual fund shares	$ 62,469	$ 113,091	$ 4,759	$ 30,342	$ 20,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		RiverSource®	RiverSource®
	Premier VIT	Diversified	Diversified
	OpCap Mid	Equity Income	Equity Income	SMALLCAP	T. Rowe Price
	Cap Portfolio -	Fund -	Fund -	World Fund® -	Mid-Cap Value
	Class I	Class R-3	Class R-4	Class R-4	Fund - R Class
Assets
Investments in mutual funds
at fair value	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999
Total assets	7,301	233	3,222	2,698	999
Net assets	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999

Net assets
Accumulation units	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999

Total number of mutual fund shares	611,985	26,496	365,711	86,102	48,848

Cost of mutual fund shares	$ 6,448	$ 216	$ 2,680	$ 2,245	$ 1,068

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Van Kampen
	T. Rowe Price	Templeton	Templeton	Small Cap
	Value Fund -	Foreign Fund -	Global Bond	Value Fund -	Diversified
	Advisor Class	Class A	Fund - Class A	Class A	Value Portfolio
Assets
Investments in mutual funds
at fair value	$ 109	$ 1,146	$ 155,610	$ 72	$ 84
Total assets	109	1,146	155,610	72	84
Net assets	$ 109	$ 1,146	$ 155,610	$ 72	$ 84

Net assets
Accumulation units	$ 109	$ 1,146	$ 155,610	$ 72	$ 84
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 109	$ 1,146	$ 155,610	$ 72	$ 84

Total number of mutual fund shares	5,358	175,008	12,233,526	5,023	7,277

Cost of mutual fund shares	$ 114	$ 1,378	$ 141,313	$ 67	$ 100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Small Company
	Equity Income	Growth	Wanger
	Portfolio	Portfolio	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191
Total assets	225	93	14,434	68,682	24,191
Net assets	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191

Net assets
Accumulation units	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191

Total number of mutual fund shares	16,998	6,916	486,321	2,979,682	881,258

Cost of mutual fund shares	$ 269	$ 112	$ 14,463	$ 73,643	$ 27,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Washington	Washington	Wells Fargo
	Mutual	Mutual	Advantage
	Investors	Investors	Small Cap
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Class R-3	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 4,173	$ 74,999	$ 88
Total assets	4,173	74,999	88
Net assets	$ 4,173	$ 74,999	$ 88

Net assets
Accumulation units	$ 4,173	$ 74,999	$ 88
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 4,173	$ 74,999	$ 88

Total number of mutual fund shares	170,239	3,053,707	3,269

Cost of mutual fund shares	$ 5,080	$ 91,249	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 118	$ 630
Total investment income	2	-	-	118	630
Expenses:
Mortality, expense risk and
other charges	9	-	1	188	341
Total expenses	9	-	1	188	341
Net investment income (loss)	(7)	-	(1)	(70)	289

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	-	(18)	(406)	483
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	-	(18)	(406)	483
Net unrealized appreciation
(depreciation) of investments	343	8	51	3,925	7,409
Net realized and unrealized gain (loss)
on investments	274	8	33	3,519	7,892
Net increase (decrease) in net assets
resulting from operations	$ 267	$ 8	$ 32	$ 3,449	$ 8,181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					Allianz NFJ
		AllianceBernstein	AllianceBernstein		Large-Cap
		Growth and	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Income Fund, Inc. -	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Class A	Class A	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 16	$ 2	$ 27
Total investment income	-	2	16	2	27
Expenses:
Mortality, expense risk and
other charges	2	2	5	1	-
Total expenses	2	2	5	1	-
Net investment income (loss)	(2)	-	11	1	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(19)	(111)	-	(127)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	(19)	(111)	-	(127)
Net unrealized appreciation
(depreciation) of investments	77	50	175	13	292
Net realized and unrealized gain (loss)
on investments	85	31	64	13	165
Net increase (decrease) in net assets
resulting from operations	$ 83	$ 31	$ 75	$ 14	$ 192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					American
					Century
	Allianz NFJ			American	Inflation-
	Small-Cap			Balanced	Adjusted Bond
	Value Fund -	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Class A	Fund	Fund	Class R-3	Class
Net investment income (loss)
Income:
Dividends	$ 10	$ -	$ 64	$ 122	$ 139
Total investment income	10	-	64	122	139
Expenses:
Mortality, expense risk and
other charges	5	14	27	36	25
Total expenses	5	14	27	36	25
Net investment income (loss)	5	(14)	37	86	114

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(23)	16	24	(94)	29
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(23)	16	24	(94)	29
Net unrealized appreciation
(depreciation) of investments	121	518	776	955	53
Net realized and unrealized gain (loss)
on investments	98	534	800	861	82
Net increase (decrease) in net assets
resulting from operations	$ 103	$ 520	$ 837	$ 947	$ 196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					BlackRock Mid
	American			Artisan	Cap Value
	Century Income	Ariel		International	Opportunities
	& Growth	Appreciation		Fund - Investor	Fund - Investor
	Fund - A Class	Fund	Ariel Fund	Shares	A Shares
Net investment income (loss)
Income:
Dividends	$ 77	$ 1	$ -	$ 21	$ -
Total investment income	77	1	-	21	-
Expenses:
Mortality, expense risk and
other charges	39	5	10	9	1
Total expenses	39	5	10	9	1
Net investment income (loss)	38	(4)	(10)	12	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(229)	(93)	(132)	27	3
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(229)	(93)	(132)	27	3
Net unrealized appreciation
(depreciation) of investments	848	375	599	290	16
Net realized and unrealized gain (loss)
on investments	619	282	467	317	19
Net increase (decrease) in net assets
resulting from operations	$ 657	$ 278	$ 457	$ 329	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert Social	Growth &	ColumbiaSM	Columbia Mid
	of AmericaSM,	Balanced	Income FundSM,	Acorn Fund® -	Cap Value
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Class Z	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 173	$ 836	$ -	$ 5	$ 19
Total investment income	173	836	-	5	19
Expenses:
Mortality, expense risk and
other charges	40	388	-	-	18
Total expenses	40	388	-	-	18
Net investment income (loss)	133	448	-	5	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	(1,348)	-	(101)	(75)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(38)	(1,348)	-	(101)	(75)
Net unrealized appreciation
(depreciation) of investments	410	9,120	-	666	724
Net realized and unrealized gain (loss)
on investments	372	7,772	-	565	649
Net increase (decrease) in net assets
resulting from operations	$ 505	$ 8,220	$ -	$ 570	$ 650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				Eaton Vance
	Columbia Mid	CRM Mid Cap	DWS Equity	Large-Cap	EuroPacific
	Cap Value	Value Fund -	500 Index	Value Fund -	Growth Fund®
	Fund - Class Z	Investor Shares	Fund - Class S	Class R	- Class R-3
Net investment income (loss)
Income:
Dividends	$ 10	$ -	$ 4	$ -	$ 166
Total investment income	10	-	4	-	166
Expenses:
Mortality, expense risk and
other charges	-	-	2	-	50
Total expenses	-	-	2	-	50
Net investment income (loss)	10	-	2	-	116

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(161)	-	(8)	-	(382)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(161)	-	(8)	-	(382)
Net unrealized appreciation
(depreciation) of investments	439	4	55	-	3,283
Net realized and unrealized gain (loss)
on investments	278	4	47	-	2,901
Net increase (decrease) in net assets
resulting from operations	$ 288	$ 4	$ 49	$ -	$ 3,017

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth	High Income
	Growth Fund®	Special Values	Portfolio -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 4,025	$ 296	$ 5,236	$ 754	$ 644
Total investment income	4,025	296	5,236	754	644
Expenses:
Mortality, expense risk and
other charges	1,739	685	2,168	1,655	71
Total expenses	1,739	685	2,168	1,655	71
Net investment income (loss)	2,286	(389)	3,068	(901)	573

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,370)	(4,393)	(12,958)	(15,463)	(594)
Capital gains distributions	-	-	-	148	-
Total realized gain (loss) on investments
and capital gains distributions	(1,370)	(4,393)	(12,958)	(15,315)	(594)
Net unrealized appreciation
(depreciation) of investments	62,717	23,251	68,342	57,323	2,477
Net realized and unrealized gain (loss)
on investments	61,347	18,858	55,384	42,008	1,883
Net increase (decrease) in net assets
resulting from operations	$ 63,633	$ 18,469	$ 58,452	$ 41,107	$ 2,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 676	$ 11,606	$ 2,114	$ 80	$ 429
Total investment income	676	11,606	2,114	80	429
Expenses:
Mortality, expense risk and
other charges	297	7,574	801	-	170
Total expenses	297	7,574	801	-	170
Net investment income (loss)	379	4,032	1,313	80	259

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,691)	(27,183)	(1,788)	(553)	(266)
Capital gains distributions	99	232	1,711	61	30
Total realized gain (loss) on investments
and capital gains distributions	(1,592)	(26,951)	(77)	(492)	(236)
Net unrealized appreciation
(depreciation) of investments	8,368	269,736	18,108	4,038	4,242
Net realized and unrealized gain (loss)
on investments	6,776	242,785	18,031	3,546	4,006
Net increase (decrease) in net assets
resulting from operations	$ 7,155	$ 246,817	$ 19,344	$ 3,626	$ 4,265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ 1,162	$ 2	$ 244
Total investment income	24	-	1,162	2	244
Expenses:
Mortality, expense risk and
other charges	18	4	635	1	135
Total expenses	18	4	635	1	135
Net investment income (loss)	6	(4)	527	1	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(42)	(95)	(2,570)	5	(171)
Capital gains distributions	1	-	3,200	-	-
Total realized gain (loss) on investments
and capital gains distributions	(41)	(95)	630	5	(171)
Net unrealized appreciation
(depreciation) of investments	577	255	17,388	47	4,447
Net realized and unrealized gain (loss)
on investments	536	160	18,018	52	4,276
Net increase (decrease) in net assets
resulting from operations	$ 542	$ 156	$ 18,545	$ 53	$ 4,385

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING Balanced	ING Financial
	America® -	America® -	America® -	Portfolio -	Services Fund -
	Class R-3	Class R-4	Class R-3	Class I	Class A
Net investment income (loss)
Income:
Dividends	$ 91	$ 2,286	$ 74	$ 14,639	$ -
Total investment income	91	2,286	74	14,639	-
Expenses:
Mortality, expense risk and
other charges	84	2,030	12	3,390	-
Total expenses	84	2,030	12	3,390	-
Net investment income (loss)	7	256	62	11,249	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(202)	(1,129)	(230)	(27,508)	(112)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(202)	(1,129)	(230)	(27,508)	(112)
Net unrealized appreciation
(depreciation) of investments	3,954	67,468	517	70,457	91
Net realized and unrealized gain (loss)
on investments	3,752	66,339	287	42,949	(21)
Net increase (decrease) in net assets
resulting from operations	$ 3,759	$ 66,595	$ 349	$ 54,198	$ (21)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING	ING	ING
		ING GNMA	Intermediate	Intermediate	Intermediate
	ING Real Estate	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 56	$ 159	$ 228	$ 24,180	$ 20
Total investment income	56	159	228	24,180	20
Expenses:
Mortality, expense risk and
other charges	9	29	22	3,461	1
Total expenses	9	29	22	3,461	1
Net investment income (loss)	47	130	206	20,719	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(523)	23	(145)	(6,552)	(7)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(523)	23	(145)	(6,552)	(7)
Net unrealized appreciation
(depreciation) of investments	853	(3)	341	21,042	25
Net realized and unrealized gain (loss)
on investments	330	20	196	14,490	18
Net increase (decrease) in net assets
resulting from operations	$ 377	$ 150	$ 402	$ 35,209	$ 37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING BlackRock
	ING		Large Cap	ING BlackRock	ING BlackRock
	AllianceBernstein	ING Artio	Growth	Large Cap	Large Cap
	Mid Cap Growth	Foreign	Portfolio -	Growth	Growth
	Portfolio - Service	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,212	$ 411	$ -	$ -
Total investment income	-	1,212	411	-	-
Expenses:
Mortality, expense risk and
other charges	12	338	702	1	-
Total expenses	12	338	702	1	-
Net investment income (loss)	(12)	874	(291)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,380)	(3,622)	(4,578)	(31)	(38)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,380)	(3,622)	(4,578)	(31)	(38)
Net unrealized appreciation
(depreciation) of investments	1,897	9,043	22,883	60	79
Net realized and unrealized gain (loss)
on investments	517	5,421	18,305	29	41
Net increase (decrease) in net assets
resulting from operations	$ 505	$ 6,295	$ 18,014	$ 28	$ 41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion
	Estate	Real Estate	ING Clarion	ING Evergreen	ING Evergreen
	Portfolio -	Portfolio -	Real Estate	Health Sciences	Omega
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,060	$ 35	$ 763	$ -	$ 1
Total investment income	1,060	35	763	-	1
Expenses:
Mortality, expense risk and
other charges	368	7	158	71	1
Total expenses	368	7	158	71	1
Net investment income (loss)	692	28	605	(71)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,889)	(784)	(6,174)	(464)	38
Capital gains distributions	-	19	466	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,889)	(765)	(5,708)	(464)	38
Net unrealized appreciation
(depreciation) of investments	13,526	916	12,068	2,060	63
Net realized and unrealized gain (loss)
on investments	11,637	151	6,360	1,596	101
Net increase (decrease) in net assets
resulting from operations	$ 12,329	$ 179	$ 6,965	$ 1,525	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING Index Plus
		ING Global			International
	ING FMRSM	Resources	ING Global	ING Growth	Equity
	Diversified Mid	Portfolio -	Resources	and Income	Portfolio -
	Cap Portfolio -	Institutional	Portfolio -	Portfolio II -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 166	$ -	$ 275	$ 51	$ 806
Total investment income	166	-	275	51	806
Expenses:
Mortality, expense risk and
other charges	271	-	857	10	65
Total expenses	271	-	857	10	65
Net investment income (loss)	(105)	-	(582)	41	741

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(398)	(4)	(4,671)	(1,077)	(11,721)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(398)	(4)	(4,671)	(1,077)	(11,721)
Net unrealized appreciation
(depreciation) of investments	10,796	12	32,959	1,322	13,089
Net realized and unrealized gain (loss)
on investments	10,398	8	28,288	245	1,368
Net increase (decrease) in net assets
resulting from operations	$ 10,293	$ 8	$ 27,706	$ 286	$ 2,109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING JPMorgan
	ING Index Plus		ING JPMorgan	Emerging	ING JPMorgan
	International	ING Janus	Emerging	Markets Equity	Emerging
	Equity	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 196	$ 58	$ 3	$ 419	$ 300
Total investment income	196	58	3	419	300
Expenses:
Mortality, expense risk and
other charges	18	63	1	255	224
Total expenses	18	63	1	255	224
Net investment income (loss)	178	(5)	2	164	76

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,983)	(2,177)	(61)	(228)	(1,111)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,983)	(2,177)	(61)	(228)	(1,111)
Net unrealized appreciation
(depreciation) of investments	3,363	5,433	225	13,759	12,562
Net realized and unrealized gain (loss)
on investments	380	3,256	164	13,531	11,451
Net increase (decrease) in net assets
resulting from operations	$ 558	$ 3,251	$ 166	$ 13,695	$ 11,527

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING JPMorgan		ING Lord
	ING JPMorgan	Value	ING JPMorgan	Abbett	ING Lord
	Small Cap Core	Opportunities	Value	Affiliated	Abbett
	Equity	Portfolio -	Opportunities	Portfolio -	Affiliated
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 13	$ 3	$ 84	$ 738	$ 5
Total investment income	13	3	84	738	5
Expenses:
Mortality, expense risk and
other charges	25	-	7	677	4
Total expenses	25	-	7	677	4
Net investment income (loss)	(12)	3	77	61	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(308)	(22)	(713)	(8,357)	(54)
Capital gains distributions	67	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(241)	(22)	(713)	(8,357)	(54)
Net unrealized appreciation
(depreciation) of investments	1,026	19	807	20,444	157
Net realized and unrealized gain (loss)
on investments	785	(3)	94	12,087	103
Net increase (decrease) in net assets
resulting from operations	$ 773	$ -	$ 171	$ 12,148	$ 104
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Marsico		ING Marsico	ING Marsico
	Growth	ING Marsico	International	International	ING MFS Total
	Portfolio -	Growth	Opportunities	Opportunities	Return
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 74	$ 2	$ -	$ 90	$ 18
Total investment income	74	2	-	90	18
Expenses:
Mortality, expense risk and
other charges	58	2	-	71	3
Total expenses	58	2	-	71	3
Net investment income (loss)	16	-	-	19	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(468)	(76)	(12)	(1,426)	(65)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(468)	(76)	(12)	(1,426)	(65)
Net unrealized appreciation
(depreciation) of investments	2,048	147	36	3,630	183
Net realized and unrealized gain (loss)
on investments	1,580	71	24	2,204	118
Net increase (decrease) in net assets
resulting from operations	$ 1,596	$ 71	$ 24	$ 2,223	$ 133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING MFS Total			ING	ING PIMCO
	Return	ING MFS Total	ING MFS	Oppenheimer	High Yield
	Portfolio -	Return	Utilities	Main Street	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio® -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 1,508	$ 603	$ 1,628	$ 13	$ 147
Total investment income	1,508	603	1,628	13	147
Expenses:
Mortality, expense risk and
other charges	517	249	274	8	18
Total expenses	517	249	274	8	18
Net investment income (loss)	991	354	1,354	5	129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,306)	(1,784)	(1,427)	(323)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,306)	(1,784)	(1,427)	(323)	(6)
Net unrealized appreciation
(depreciation) of investments	9,743	5,205	8,101	453	503
Net realized and unrealized gain (loss)
on investments	7,437	3,421	6,674	130	497
Net increase (decrease) in net assets
resulting from operations	$ 8,428	$ 3,775	$ 8,028	$ 135	$ 626

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	ING Pioneer
	High Yield	Portfolio -	Equity Income	Fund Portfolio -	ING Pioneer
	Portfolio -	Institutional	Portfolio -	Institutional	Fund Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 688	$ -	$ -	$ 195	$ 4
Total investment income	688	-	-	195	4
Expenses:
Mortality, expense risk and
other charges	78	1,047	-	95	2
Total expenses	78	1,047	-	95	2
Net investment income (loss)	610	(1,047)	-	100	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(446)	(7,004)	-	(1,124)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(446)	(7,004)	-	(1,124)	(6)
Net unrealized appreciation
(depreciation) of investments	3,028	22,114	-	3,893	83
Net realized and unrealized gain (loss)
on investments	2,582	15,110	-	2,769	77
Net increase (decrease) in net assets
resulting from operations	$ 3,192	$ 14,063	$ -	$ 2,869	$ 79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Pioneer			ING T. Rowe
	ING Pioneer	Mid Cap Value	ING Pioneer	ING Stock	Price Capital
	Mid Cap Value	Portfolio -	Mid Cap Value	Index Portfolio -	Appreciation
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,119	$ 4	$ 23	$ 4,270
Total investment income	-	1,119	4	23	4,270
Expenses:
Mortality, expense risk and
other charges	-	648	2	3	1,798
Total expenses	-	648	2	3	1,798
Net investment income (loss)	-	471	2	20	2,472

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(3,155)	(15)	(49)	(4,874)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(3,155)	(15)	(49)	(4,874)
Net unrealized appreciation
(depreciation) of investments	1	19,190	76	809	58,572
Net realized and unrealized gain (loss)
on investments	-	16,035	61	760	53,698
Net increase (decrease) in net assets
resulting from operations	$ -	$ 16,506	$ 63	$ 780	$ 56,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					ING Van
	ING T. Rowe	ING T. Rowe	ING Templeton		Kampen
	Price Equity	Price Equity	Global Growth	ING Templeton	Capital Growth
	Income	Income	Portfolio -	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 18	$ 1,679	$ 23	$ 63	$ 26
Total investment income	18	1,679	23	63	26
Expenses:
Mortality, expense risk and
other charges	4	762	8	28	9
Total expenses	4	762	8	28	9
Net investment income (loss)	14	917	15	35	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(89)	(1,868)	(213)	(277)	136
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(89)	(1,868)	(213)	(277)	136
Net unrealized appreciation
(depreciation) of investments	339	21,745	432	1,046	94
Net realized and unrealized gain (loss)
on investments	250	19,877	219	769	230
Net increase (decrease) in net assets
resulting from operations	$ 264	$ 20,794	$ 234	$ 804	$ 247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Van
	ING Van	Kampen	ING Wells
	Kampen Capital	Growth and	Fargo Small	ING Money
	Growth	Income	Cap Disciplined	Market	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Real Estate
	Service Class	Service Class	Service Class	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ 210	$ 9	$ 1,397	$ 1
Total investment income	1	210	9	1,397	1
Expenses:
Mortality, expense risk and
other charges	1	134	11	3,889	-
Total expenses	1	134	11	3,889	-
Net investment income (loss)	-	76	(2)	(2,492)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(1,313)	(226)	-	-
Capital gains distributions	-	-	-	202	-
Total realized gain (loss) on investments
and capital gains distributions	(84)	(1,313)	(226)	202	-
Net unrealized appreciation
(depreciation) of investments	123	4,644	572	-	(1)
Net realized and unrealized gain (loss)
on investments	39	3,331	346	202	(1)
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 3,407	$ 344	$ (2,290)	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING	ING	ING	ING American	ING American
	International	International	International	Century Large	Century Large
	Capital	Growth	SmallCap	Company Value	Company Value
	Appreciation	Opportunities	Multi-Manager	Portfolio -	Portfolio -
	Fund - Class I	Fund - Class Q	Fund - Class A	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 19	$ 1	$ 43
Total investment income	-	-	19	1	43
Expenses:
Mortality, expense risk and
other charges	-	-	5	-	14
Total expenses	-	-	5	-	14
Net investment income (loss)	-	-	14	1	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(5)	(386)	(79)	(3,026)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(5)	(386)	(79)	(3,026)
Net unrealized appreciation
(depreciation) of investments	-	8	944	78	2,988
Net realized and unrealized gain (loss)
on investments	-	3	558	(1)	(38)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 3	$ 572	$ -	$ (9)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Baron
	Century Small-	Century Small-		Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 476	$ -	$ -	$ -
Total investment income	-	476	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	239	21	2	695
Total expenses	-	239	21	2	695
Net investment income (loss)	-	237	(21)	(2)	(695)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(1,004)	(310)	(34)	73
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6)	(1,004)	(310)	(34)	73
Net unrealized appreciation
(depreciation) of investments	16	9,487	1,082	223	25,057
Net realized and unrealized gain (loss)
on investments	10	8,483	772	189	25,130
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 8,720	$ 751	$ 187	$ 24,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®	ING Index
	Value	Value	York Venture	VIP Mid Cap	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 14	$ 70	$ 392	$ 1
Total investment income	-	14	70	392	1
Expenses:
Mortality, expense risk and
other charges	-	11	96	40	1
Total expenses	-	11	96	40	1
Net investment income (loss)	-	3	(26)	352	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(181)	(394)	(788)	17
Capital gains distributions	-	-	-	1,000	-
Total realized gain (loss) on investments
and capital gains distributions	-	(181)	(394)	212	17
Net unrealized appreciation
(depreciation) of investments	3	445	3,305	2,130	8
Net realized and unrealized gain (loss)
on investments	3	264	2,911	2,342	25
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 267	$ 2,885	$ 2,694	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING JPMorgan
	Solution 2025	Solution 2035	Solution 2045	Solution Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ -	$ 3
Total investment income	1	1	-	-	3
Expenses:
Mortality, expense risk and
other charges	3	2	-	-	1
Total expenses	3	2	-	-	1
Net investment income (loss)	(2)	(1)	-	-	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	2	(36)
Capital gains distributions	-	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	2	(32)
Net unrealized appreciation
(depreciation) of investments	80	58	17	5	86
Net realized and unrealized gain (loss)
on investments	80	58	17	7	54
Net increase (decrease) in net assets
resulting from operations	$ 78	$ 57	$ 17	$ 7	$ 56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason Partners	Mason Partners	Mason Partners	ING Neuberger
	ING JPMorgan	Aggressive	Aggressive	Aggressive	Berman
	Mid Cap Value	Growth	Growth	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 296	$ -	$ -	$ -	$ 101
Total investment income	296	-	-	-	101
Expenses:
Mortality, expense risk and
other charges	222	-	919	1	11
Total expenses	222	-	919	1	11
Net investment income (loss)	74	-	(919)	(1)	90

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,156)	(30)	(10,629)	(17)	(1,541)
Capital gains distributions	367	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(789)	(30)	(10,629)	(17)	(1,541)
Net unrealized appreciation
(depreciation) of investments	6,054	60	36,234	56	1,725
Net realized and unrealized gain (loss)
on investments	5,265	30	25,605	39	184
Net increase (decrease) in net assets
resulting from operations	$ 5,339	$ 30	$ 24,686	$ 38	$ 274

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 11,587	$ 8	$ 7	$ 4,932
Total investment income	5	11,587	8	7	4,932
Expenses:
Mortality, expense risk and
other charges	1	4,576	4	1	1,103
Total expenses	1	4,576	4	1	1,103
Net investment income (loss)	4	7,011	4	6	3,829

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(79)	(9,339)	(9)	(38)	(814)
Capital gains distributions	6	8,370	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	(73)	(969)	(2)	(38)	(814)
Net unrealized appreciation
(depreciation) of investments	179	147,827	123	71	18,632
Net realized and unrealized gain (loss)
on investments	106	146,858	121	33	17,818
Net increase (decrease) in net assets
resulting from operations	$ 110	$ 153,869	$ 125	$ 39	$ 21,647

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 33	$ 4,590	$ 562	$ 9
Total investment income	21	33	4,590	562	9
Expenses:
Mortality, expense risk and
other charges	3	4	1,306	71	2
Total expenses	3	4	1,306	71	2
Net investment income (loss)	18	29	3,284	491	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(22)	683	(527)	(1)
Capital gains distributions	-	39	5,082	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	17	5,765	(527)	(1)
Net unrealized appreciation
(depreciation) of investments	105	66	6,030	3,752	55
Net realized and unrealized gain (loss)
on investments	92	83	11,795	3,225	54
Net increase (decrease) in net assets
resulting from operations	$ 110	$ 112	$ 15,079	$ 3,716	$ 61

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 461	$ 1,396	$ 461	$ 1,601	$ 344
Total investment income	461	1,396	461	1,601	344
Expenses:
Mortality, expense risk and
other charges	70	291	88	394	77
Total expenses	70	291	88	394	77
Net investment income (loss)	391	1,105	373	1,207	267

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(605)	(852)	(467)	(1,101)	(302)
Capital gains distributions	114	326	13	41	12
Total realized gain (loss) on investments
and capital gains distributions	(491)	(526)	(454)	(1,060)	(290)
Net unrealized appreciation
(depreciation) of investments	2,526	6,545	3,695	11,400	3,458
Net realized and unrealized gain (loss)
on investments	2,035	6,019	3,241	10,340	3,168
Net increase (decrease) in net assets
resulting from operations	$ 2,426	$ 7,124	$ 3,614	$ 11,547	$ 3,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Solution
				Growth and	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Growth
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,115	$ 190	$ 630	$ 10	$ 3
Total investment income	1,115	190	630	10	3
Expenses:
Mortality, expense risk and
other charges	306	42	215	8	3
Total expenses	306	42	215	8	3
Net investment income (loss)	809	148	415	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(390)	(328)	(298)	(5)	(2)
Capital gains distributions	37	74	225	1	1
Total realized gain (loss) on investments
and capital gains distributions	(353)	(254)	(73)	(4)	(1)
Net unrealized appreciation
(depreciation) of investments	9,824	2,456	7,006	187	98
Net realized and unrealized gain (loss)
on investments	9,471	2,202	6,933	183	97
Net increase (decrease) in net assets
resulting from operations	$ 10,280	$ 2,350	$ 7,348	$ 185	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 433	$ 444	$ -	$ 1,042	$ 1
Total investment income	433	444	-	1,042	1
Expenses:
Mortality, expense risk and
other charges	40	64	1	2,344	2
Total expenses	40	64	1	2,344	2
Net investment income (loss)	393	380	(1)	(1,302)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(325)	(291)	(50)	(6,810)	(88)
Capital gains distributions	33	32	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(292)	(259)	(50)	(6,810)	(88)
Net unrealized appreciation
(depreciation) of investments	1,100	1,116	149	95,806	223
Net realized and unrealized gain (loss)
on investments	808	857	99	88,996	135
Net increase (decrease) in net assets
resulting from operations	$ 1,201	$ 1,237	$ 98	$ 87,694	$ 134

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 295	$ -	$ -	$ -
Total investment income	-	295	-	-	-
Expenses:
Mortality, expense risk and
other charges	3	1,624	9	1	792
Total expenses	3	1,624	9	1	792
Net investment income (loss)	(3)	(1,329)	(9)	(1)	(792)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(71)	(2,986)	(59)	(8)	(5,148)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(71)	(2,986)	(59)	(8)	(5,148)
Net unrealized appreciation
(depreciation) of investments	386	62,249	519	62	27,834
Net realized and unrealized gain (loss)
on investments	315	59,263	460	54	22,686
Net increase (decrease) in net assets
resulting from operations	$ 312	$ 57,934	$ 451	$ 53	$ 21,894

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 863	$ 1	$ 1,009
Total investment income	-	3	863	1	1,009
Expenses:
Mortality, expense risk and
other charges	-	1	720	-	689
Total expenses	-	1	720	-	689
Net investment income (loss)	-	2	143	1	320

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(16)	(2,099)	(6)	(2,997)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(8)	(16)	(2,099)	(6)	(2,997)
Net unrealized appreciation
(depreciation) of investments	24	144	28,248	23	20,656
Net realized and unrealized gain (loss)
on investments	16	128	26,149	17	17,659
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 130	$ 26,292	$ 18	$ 17,979

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Equity	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ 1,073	$ 6	$ 4,288
Total investment income	-	5	1,073	6	4,288
Expenses:
Mortality, expense risk and
other charges	-	1	431	1	2,129
Total expenses	-	1	431	1	2,129
Net investment income (loss)	-	4	642	5	2,159

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(24)	(4,042)	(6)	(6,184)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(24)	(4,042)	(6)	(6,184)
Net unrealized appreciation
(depreciation) of investments	2	75	14,531	84	47,036
Net realized and unrealized gain (loss)
on investments	2	51	10,489	78	40,852
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 55	$ 11,131	$ 83	$ 43,011

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Van		ING Strategic	ING Strategic	ING Strategic
	Kampen Equity		Allocation	Allocation	Allocation
	and Income	ING Growth	Conservative	Growth	Moderate
	Portfolio -	and Income	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2	$ 1	$ 2,178	$ 5,079	$ 4,421
Total investment income	2	1	2,178	5,079	4,421
Expenses:
Mortality, expense risk and
other charges	1	1	255	518	462
Total expenses	1	1	255	518	462
Net investment income (loss)	1	-	1,923	4,561	3,959

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	2	(2,300)	(2,855)	(3,085)
Capital gains distributions	-	-	-	2,780	1,464
Total realized gain (loss) on investments
and capital gains distributions	(45)	2	(2,300)	(75)	(1,621)
Net unrealized appreciation
(depreciation) of investments	64	25	4,489	6,959	6,870
Net realized and unrealized gain (loss)
on investments	19	27	2,189	6,884	5,249
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 27	$ 4,112	$ 11,445	$ 9,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 4	$ 14,433	$ 10	$ 367	$ 16
Total investment income	4	14,433	10	367	16
Expenses:
Mortality, expense risk and
other charges	1	10,503	3	48	8
Total expenses	1	10,503	3	48	8
Net investment income (loss)	3	3,930	7	319	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(74)	(86,235)	(22)	(1,345)	(20)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(74)	(86,235)	(22)	(1,345)	(20)
Net unrealized appreciation
(depreciation) of investments	146	328,821	162	917	11
Net realized and unrealized gain (loss)
on investments	72	242,586	140	(428)	(9)
Net increase (decrease) in net assets
resulting from operations	$ 75	$ 246,516	$ 147	$ (109)	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 44	$ 40	$ 13	$ 3	$ 2
Total investment income	44	40	13	3	2
Expenses:
Mortality, expense risk and
other charges	37	26	10	2	1
Total expenses	37	26	10	2	1
Net investment income (loss)	7	14	3	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	(93)	(118)	(1)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	(93)	(118)	(1)	-
Net unrealized appreciation
(depreciation) of investments	57	62	110	-	(2)
Net realized and unrealized gain (loss)
on investments	(12)	(31)	(8)	(1)	(2)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ (17)	$ (5)	$ -	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING BlackRock
		Science and
		Technology	ING Index Plus	ING Index Plus	ING Index Plus
	ING GET U.S.	Opportunities	LargeCap	LargeCap	MidCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 7,984	$ 9	$ 4,011
Total investment income	1	-	7,984	9	4,011
Expenses:
Mortality, expense risk and
other charges	1	291	2,506	1	2,159
Total expenses	1	291	2,506	1	2,159
Net investment income (loss)	-	(291)	5,478	8	1,852

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	333	(9,310)	(16)	(3,916)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	333	(9,310)	(16)	(3,916)
Net unrealized appreciation
(depreciation) of investments	(1)	13,177	55,291	76	66,603
Net realized and unrealized gain (loss)
on investments	(1)	13,510	45,981	60	62,687
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 13,219	$ 51,459	$ 68	$ 64,539

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING
	ING Index Plus	ING Index Plus	ING Index Plus	ING	International
	MidCap	SmallCap	SmallCap	International	Index
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 4	$ 1,644	$ 1	$ -	$ -
Total investment income	4	1,644	1	-		-
Expenses:
Mortality, expense risk and
other charges	1	822	-	79		-
Total expenses	1	822	-	79		-
Net investment income (loss)	3	822	1	(79)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(30)	(4,696)	(16)	170		-
Capital gains distributions	-	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	(30)	(4,696)	(16)	170		-
Net unrealized appreciation
(depreciation) of investments	124	23,988	41	1,566		2
Net realized and unrealized gain (loss)
on investments	94	19,292	25	1,736		2
Net increase (decrease) in net assets
resulting from operations	$ 97	$ 20,114	$ 26	$ 1,657	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Large Cap	Large Cap	ING Russell™
	Growth	Large Cap	Growth Index	Growth Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 307	$ 1,378	$ -	$ -	$ -
Total investment income	307	1,378	-	-	-
Expenses:
Mortality, expense risk and
other charges	185	548	12	1	54
Total expenses	185	548	12	1	54
Net investment income (loss)	122	830	(12)	(1)	(54)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,369)	(1,509)	75	1	(8)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,369)	(1,509)	75	1	(8)
Net unrealized appreciation
(depreciation) of investments	8,317	9,421	375	51	1,742
Net realized and unrealized gain (loss)
on investments	4,948	7,912	450	52	1,734
Net increase (decrease) in net assets
resulting from operations	$ 5,070	$ 8,742	$ 438	$ 51	$ 1,680

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index	Small Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	8	11	22	13
Total expenses	-	8	11	22	13
Net investment income (loss)	-	(8)	(11)	(22)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	58	9	(26)	(132)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	58	9	(26)	(132)
Net unrealized appreciation
(depreciation) of investments	8	231	340	873	507
Net realized and unrealized gain (loss)
on investments	10	289	349	847	375
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 281	$ 338	$ 825	$ 362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING	ING
	ING Small	ING Small	ING U.S. Bond	International	International
	Company	Company	Index	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 594	$ 1	$ 72	$ 1,482	$ 4
Total investment income	594	1	72	1,482	4
Expenses:
Mortality, expense risk and
other charges	874	-	29	816	1
Total expenses	874	-	29	816	1
Net investment income (loss)	(280)	1	43	666	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,305)	(16)	39	(7,454)	(79)
Capital gains distributions	-	-	29	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,305)	(16)	68	(7,454)	(79)
Net unrealized appreciation
(depreciation) of investments	26,031	40	26	27,379	130
Net realized and unrealized gain (loss)
on investments	22,726	24	94	19,925	51
Net increase (decrease) in net assets
resulting from operations	$ 22,446	$ 25	$ 137	$ 20,591	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					Janus Aspen
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class I	Class S	Class I	Class S	Shares
Net investment income (loss)
Income:
Dividends	$ 23	$ -	$ -	$ -	$ 17
Total investment income	23	-	-	-	17
Expenses:
Mortality, expense risk and
other charges	100	1	75	-	3
Total expenses	100	1	75	-	3
Net investment income (loss)	(77)	(1)	(75)	-	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(170)	(8)	(520)	(8)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(170)	(8)	(520)	(8)	(4)
Net unrealized appreciation
(depreciation) of investments	3,814	63	3,309	23	44
Net realized and unrealized gain (loss)
on investments	3,644	55	2,789	15	40
Net increase (decrease) in net assets
resulting from operations	$ 3,567	$ 54	$ 2,714	$ 15	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide	Lazard U.S.
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Mid Cap Equity
	Institutional	Institutional	Institutional	Institutional	Portfolio - Open
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ -	$2	$ 6
Total investment income	-	4	-	2	6
Expenses:
Mortality, expense risk and
other charges	3	1	1	2	5
Total expenses	3	1	1	2	5
Net investment income (loss)	(3)	3	(1)	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	4	(4)	(25)	(90)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(4)	(25)	(90)
Net unrealized appreciation
(depreciation) of investments	116	3	30	76	304
Net realized and unrealized gain (loss)
on investments	105	7	26	51	214
Net increase (decrease) in net assets
resulting from operations	$ 102	$ 10	$ 25	$51	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					Lord Abbett
		Loomis Sayles	Lord Abbett	Lord Abbett	Series Fund -
		Small Cap	Mid-Cap Value	Small-Cap	Mid-Cap Value
	LKCM Aquinas	Value Fund -	Fund, Inc. -	Value Fund -	Portfolio - Class
	Growth Fund	Retail Class	Class A	Class A	VC
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 6	$ -	$ 382
Total investment income	-	3	6	-	382
Expenses:
Mortality, expense risk and
other charges	2	14	8	11	733
Total expenses	2	14	8	11	733
Net investment income (loss)	(2)	(11)	(2)	(11)	(351)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	3	(93)	(83)	(7,807)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(16)	3	(93)	(83)	(7,807)
Net unrealized appreciation
(depreciation) of investments	79	441	306	395	25,992
Net realized and unrealized gain (loss)
on investments	63	444	213	312	18,185
Net increase (decrease) in net assets
resulting from operations	$ 61	$ 433	$ 211	$ 301	$ 17,834

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

		Morgan Stanley	Neuberger
	Massachusetts	U.S. Small Cap	Berman Socially
	Investors	Value	Responsive	New Perspective	New Perspective
	Growth Stock	Portfolio -	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Fund - Class A	Class I	Class	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 13	$ 38	$ 731
Total investment income	1	-	13	38	731
Expenses:
Mortality, expense risk and
other charges	3	-	29	11	415
Total expenses	3	-	29	11	415
Net investment income (loss)	(2)	-	(16)	27	316

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(211)	(226)	(242)	(1,193)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	(211)	(226)	(242)	(1,193)
Net unrealized appreciation
(depreciation) of investments	151	564	1,046	1,206	16,050
Net realized and unrealized gain (loss)
on investments	124	353	820	964	14,857
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 353	$ 804	$ 991	$ 15,173

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	Oppenheimer	Oppenheimer			Oppenheimer
	Capital	Developing	Oppenheimer	Oppenheimer	Main Street
	Appreciation	Markets Fund -	Global	Main Street	Small Cap
	Fund - Class A	Class A	Securities/VA	Fund®/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 964	$ 6	$ 1	$ 48
Total investment income	-	964	6	1	48
Expenses:
Mortality, expense risk and
other charges	4	1,671	3	1	63
Total expenses	4	1,671	3	1	63
Net investment income (loss)	(4)	(707)	3	-	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	(6,072)	(43)	(2)	(423)
Capital gains distributions	-	-	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	(24)	(6,072)	(37)	(2)	(423)
Net unrealized appreciation
(depreciation) of investments	196	104,437	114	18	2,466
Net realized and unrealized gain (loss)
on investments	172	98,365	77	16	2,043
Net increase (decrease) in net assets
resulting from operations	$ 168	$ 97,658	$ 80	$ 16	$ 2,028

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

				PIMCO Real
				Return
	Oppenheimer	Oppenheimer		Portfolio -	Pioneer High
	MidCap	Strategic Bond	Pax World	Administrative	Yield Fund -
	Fund/VA	Fund/VA	Balanced Fund	Class	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 825	$ 2,669	$ 252
Total investment income	-	1	825	2,669	252
Expenses:
Mortality, expense risk and
other charges	-	1	472	801	22
Total expenses	-	1	472	801	22
Net investment income (loss)	-	-	353	1,868	230

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(1)	(1,140)	(277)	(260)
Capital gains distributions	-	-	-	4,154	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	(1,140)	3,877	(260)
Net unrealized appreciation
(depreciation) of investments	6	18	9,847	7,547	1,719
Net realized and unrealized gain (loss)
on investments	4	17	8,707	11,424	1,459
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 17	$ 9,060	$ 13,292	$ 1,689

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	Pioneer
	Emerging	Pioneer Equity	Pioneer High	Pioneer Mid	Premier VIT
	Markets VCT	Income VCT	Yield VCT	Cap Value VCT	OpCap Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 224	$ -	$ 1,225	$ -	$ 31
Total investment income	224	-	1,225	-	31
Expenses:
Mortality, expense risk and
other charges	175	-	159	-	44
Total expenses	175	-	159	-	44
Net investment income (loss)	49	-	1,066	-	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,605)	-	(967)	-	(309)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,605)	-	(967)	-	(309)
Net unrealized appreciation
(depreciation) of investments	13,762	-	6,964	-	1,963
Net realized and unrealized gain (loss)
on investments	10,157	-	5,997	-	1,654
Net increase (decrease) in net assets
resulting from operations	$ 10,206	$ -	$ 7,063	$ -	$ 1,641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	RiverSource®	RiverSource®
	Diversified	Diversified
	Equity Income	Equity Income	SMALLCAP	T. Rowe Price	T. Rowe Price
	Fund -	Fund -	World Fund® -	Mid-Cap Value	Value Fund -
	Class R-3	Class R-4	Class R-4	Fund - R Class	Advisor Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 47	$ 21	$ 7	$ 2
Total investment income	2	47	21	7	2
Expenses:
Mortality, expense risk and
other charges	-	19	13	6	1
Total expenses	-	19	13	6	1
Net investment income (loss)	2	28	8	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(235)	(65)	(63)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(235)	(65)	(63)	-
Net unrealized appreciation
(depreciation) of investments	17	793	603	372	24
Net realized and unrealized gain (loss)
on investments	18	558	538	309	24
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 586	$ 546	$ 310	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

			Van Kampen
	Templeton	Templeton	Small Cap
	Foreign Fund -	Global Bond	Value Fund -	Diversified	Equity Income
	Class A	Fund - Class A	Class A	Value Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 16	$ 5,830	$ -	$ 3	$ 8
Total investment income	16	5,830	-	3	8
Expenses:
Mortality, expense risk and
other charges	8	1,212	-	1	2
Total expenses	8	1,212	-	1	2
Net investment income (loss)	8	4,618	-	2	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(231)	496	-	(14)	(12)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(231)	496	-	(14)	(12)
Net unrealized appreciation
(depreciation) of investments	584	15,852	5	25	37
Net realized and unrealized gain (loss)
on investments	353	16,348	5	11	25
Net increase (decrease) in net assets
resulting from operations	$ 361	$ 20,966	$ 5	$ 13	$ 31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					Washington
					Mutual
	Small Company				Investors
	Growth	Wanger			FundSM, Inc. -
	Portfolio	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	$ 1	$ 369	$ -	$ -	$ 113
Total investment income	1	369	-	-	113
Expenses:
Mortality, expense risk and
other charges	1	78	407	166	28
Total expenses	1	78	407	166	28
Net investment income (loss)	-	291	(407)	(166)	85

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(2,027)	(1,337)	(583)	(409)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(2,027)	(1,337)	(583)	(409)
Net unrealized appreciation
(depreciation) of investments	30	5,528	26,450	7,498	999
Net realized and unrealized gain (loss)
on investments	26	3,501	25,113	6,915	590
Net increase (decrease) in net assets
resulting from operations	$ 26	$ 3,792	$ 24,706	$ 6,749	$ 675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A
Net investment income (loss)
Income:
Dividends	$ 2,095	$ -
Total investment income	2,095	-
Expenses:
Mortality, expense risk and
other charges	627	1
Total expenses	627	1
Net investment income (loss)	1,468	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,180)	(1)
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,180)	(1)
Net unrealized appreciation
(depreciation) of investments	12,168	28
Net realized and unrealized gain (loss)
on investments	9,988	27
Net increase (decrease) in net assets
resulting from operations	$ 11,456	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I
	Fund - Class A	Class A	Class	Shares
Net assets at January 1, 2008	$ 270	$ 34	$ 144	$ 33,456

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	(270)
Total realized gain (loss) on investments and
capital gains distributions	(19)	(8)	-	831
Net unrealized appreciation (depreciation)
of investments	(65)	(11)	(44)	(14,466)
Net increase (decrease) in net assets from operations	(84)	(19)	(46)	(13,905)
Changes from contract transactions:
Total unit transactions	46	5	24	(1,680)
Net increase (decrease) in assets derived from
principal transactions	46	5	24	(1,680)
Total increase (decrease) in net assets	(38)	(14)	(22)	(15,585)
Net assets at December 31, 2008	232	20	122	17,871

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	-	(1)	(70)
Total realized gain (loss) on investments and
capital gains distributions	(69)	-	(18)	(406)
Net unrealized appreciation (depreciation)
of investments	343	8	51	3,925
Net increase (decrease) in net assets from operations	267	8	32	3,449
Changes from contract transactions:
Total unit transactions	1,813	3	10	(677)
Net increase (decrease) in assets derived from
principal transactions	1,813	3	10	(677)
Total increase (decrease) in net assets	2,080	11	42	2,772
Net assets at December 31, 2009	$ 2,312	$ 31	$ 164	$ 20,643

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			AllianceBernstein
	AIM V.I. Core		Growth and	AllianceBernstein
	Equity Fund -	Alger Green	Income Fund, Inc. -	Growth and Income
	Series I Shares	Fund - Class A	Class A	Portfolio - Class A
Net assets at January 1, 2008	$ 48,225	$ -	$ 120	$ 645

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	466	-	2	5
Total realized gain (loss) on investments and
capital gains distributions	1,359	-	(5)	60
Net unrealized appreciation (depreciation)
of investments	(16,338)	-	(78)	(321)
Net increase (decrease) in net assets from operations	(14,513)	-	(81)	(256)
Changes from contract transactions:
Total unit transactions	(2,058)	-	107	(18)
Net increase (decrease) in assets derived from
principal transactions	(2,058)	-	107	(18)
Total increase (decrease) in net assets	(16,571)	-	26	(274)
Net assets at December 31, 2008	31,654	-	146	371

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	289	(2)	-	11
Total realized gain (loss) on investments and
capital gains distributions	483	8	(19)	(111)
Net unrealized appreciation (depreciation)
of investments	7,409	77	50	175
Net increase (decrease) in net assets from operations	8,181	83	31	75
Changes from contract transactions:
Total unit transactions	(1,232)	981	19	(12)
Net increase (decrease) in assets derived from
principal transactions	(1,232)	981	19	(12)
Total increase (decrease) in net assets	6,949	1,064	50	63
Net assets at December 31, 2009	$ 38,603	$ 1,064	$ 196	$ 434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Allianz NFJ
		Large-Cap	Allianz NFJ
	Allianz NFJ	Value Fund -	Small-Cap
	Dividend Value	Institutional	Value Fund -	Amana Growth
	Fund - Class A	Class	Class A	Fund
Net assets at January 1, 2008	$ -	$ -	$ 454	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	(120)	9	-
Net unrealized appreciation (depreciation)
of investments	-	(110)	(140)	1
Net increase (decrease) in net assets from operations	-	(222)	(131)	1
Changes from contract transactions:
Total unit transactions	-	802	13	35
Net increase (decrease) in assets derived from
principal transactions	-	802	13	35
Total increase (decrease) in net assets	-	580	(118)	36
Net assets at December 31, 2008	-	580	336	36

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	27	5	(14)
Total realized gain (loss) on investments and
capital gains distributions	-	(127)	(23)	16
Net unrealized appreciation (depreciation)
of investments	13	292	121	518
Net increase (decrease) in net assets from operations	14	192	103	520
Changes from contract transactions:
Total unit transactions	120	407	124	5,095
Net increase (decrease) in assets derived from
principal transactions	120	407	124	5,095
Total increase (decrease) in net assets	134	599	227	5,615
Net assets at December 31, 2009	$ 134	$ 1,179	$ 563	$ 5,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			American
			Century
		American	Inflation-	American
		Balanced	Adjusted Bond	Century Income
	Amana Income	Fund® -	Fund - Investor	& Growth
	Fund	Class R-3	Class	Fund - A Class
Net assets at January 1, 2008	$ -	$ 6,361	$ -	$ 5,597

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	113	-	24
Total realized gain (loss) on investments and
capital gains distributions	-	(50)	-	(228)
Net unrealized appreciation (depreciation)
of investments	1	(1,566)	-	(1,827)
Net increase (decrease) in net assets from operations	1	(1,503)	-	(2,031)
Changes from contract transactions:
Total unit transactions	45	(792)	-	139
Net increase (decrease) in assets derived from
principal transactions	45	(792)	-	139
Total increase (decrease) in net assets	46	(2,295)	-	(1,892)
Net assets at December 31, 2008	46	4,066	-	3,705

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	37	86	114	38
Total realized gain (loss) on investments and
capital gains distributions	24	(94)	29	(229)
Net unrealized appreciation (depreciation)
of investments	776	955	53	848
Net increase (decrease) in net assets from operations	837	947	196	657
Changes from contract transactions:
Total unit transactions	9,473	783	8,864	294
Net increase (decrease) in assets derived from
principal transactions	9,473	783	8,864	294
Total increase (decrease) in net assets	10,310	1,730	9,060	951
Net assets at December 31, 2009	$ 10,356	$ 5,796	$ 9,060	$ 4,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				BlackRock Mid
			Artisan	Cap Value
	Ariel		International	Opportunities
	Appreciation		Fund - Investor	Fund - Investor
	Fund	Ariel Fund	Shares	A Shares
Net assets at January 1, 2008	$ 578	$ 838	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	2	3	-
Total realized gain (loss) on investments and
capital gains distributions	29	(68)	(43)	-
Net unrealized appreciation (depreciation)
of investments	(284)	(363)	(33)	-
Net increase (decrease) in net assets from operations	(257)	(429)	(73)	-
Changes from contract transactions:
Total unit transactions	74	229	397	-
Net increase (decrease) in assets derived from
principal transactions	74	229	397	-
Total increase (decrease) in net assets	(183)	(200)	324	-
Net assets at December 31, 2008	395	638	324	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(10)	12	(1)
Total realized gain (loss) on investments and
capital gains distributions	(93)	(132)	27	3
Net unrealized appreciation (depreciation)
of investments	375	599	290	16
Net increase (decrease) in net assets from operations	278	457	329	18
Changes from contract transactions:
Total unit transactions	(51)	176	1,176	245
Net increase (decrease) in assets derived from
principal transactions	(51)	176	1,176	245
Total increase (decrease) in net assets	227	633	1,505	263
Net assets at December 31, 2009	$ 622	$ 1,271	$ 1,829	$ 263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert Social	Growth &	ColumbiaSM
	of AmericaSM,	Balanced	Income FundSM,	Acorn Fund® -
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Class Z
Net assets at January 1, 2008	$ -	$ 59,468	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	33	676	-	1
Total realized gain (loss) on investments and
capital gains distributions	(77)	(853)	-	(50)
Net unrealized appreciation (depreciation)
of investments	(82)	(17,531)	-	(283)
Net increase (decrease) in net assets from operations	(126)	(17,708)	-	(332)
Changes from contract transactions:
Total unit transactions	2,055	(5,870)	-	1,139
Net increase (decrease) in assets derived from
principal transactions	2,055	(5,870)	-	1,139
Total increase (decrease) in net assets	1,929	(23,578)	-	807
Net assets at December 31, 2008	1,929	35,890	-	807

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	133	448	-	5
Total realized gain (loss) on investments and
capital gains distributions	(38)	(1,348)	-	(101)
Net unrealized appreciation (depreciation)
of investments	410	9,120	-	666
Net increase (decrease) in net assets from operations	505	8,220	-	570
Changes from contract transactions:
Total unit transactions	3,548	(1,716)	14	1,074
Net increase (decrease) in assets derived from
principal transactions	3,548	(1,716)	14	1,074
Total increase (decrease) in net assets	4,053	6,504	14	1,644
Net assets at December 31, 2009	$ 5,982	$ 42,394	$ 14	$ 2,451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Columbia Mid	Columbia Mid	CRM Mid Cap	DWS Equity
	Cap Value	Cap Value	Value Fund -	500 Index
	Fund - Class A	Fund - Class Z	Investor Shares	Fund - Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ 228

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	6	-	2
Total realized gain (loss) on investments and
capital gains distributions	(19)	(25)	-	(5)
Net unrealized appreciation (depreciation)
of investments	(61)	(194)	-	(96)
Net increase (decrease) in net assets from operations	(72)	(213)	-	(99)
Changes from contract transactions:
Total unit transactions	1,647	774	-	39
Net increase (decrease) in assets derived from
principal transactions	1,647	774	-	39
Total increase (decrease) in net assets	1,575	561	-	(60)
Net assets at December 31, 2008	1,575	561	-	168

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	10	-	2
Total realized gain (loss) on investments and
capital gains distributions	(75)	(161)	-	(8)
Net unrealized appreciation (depreciation)
of investments	724	439	4	55
Net increase (decrease) in net assets from operations	650	288	4	49
Changes from contract transactions:
Total unit transactions	736	465	66	30
Net increase (decrease) in assets derived from
principal transactions	736	465	66	30
Total increase (decrease) in net assets	1,386	753	70	79
Net assets at December 31, 2009	$ 2,961	$ 1,314	$ 70	$ 247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Eaton Vance
	Large-Cap	EuroPacific	EuroPacific	Evergreen
	Value Fund -	Growth Fund®	Growth Fund®	Special Values
	Class R	- Class R-3	- Class R-4	Fund - Class A
Net assets at January 1, 2008	$ -	$ 9,594	$ 212,894	$ 94,562

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	110	2,254	28
Total realized gain (loss) on investments and
capital gains distributions	-	416	8,005	(4,341)
Net unrealized appreciation (depreciation)
of investments	-	(5,005)	(111,600)	(25,388)
Net increase (decrease) in net assets from operations	-	(4,479)	(101,341)	(29,701)
Changes from contract transactions:
Total unit transactions	-	2,137	44,205	(2,705)
Net increase (decrease) in assets derived from
principal transactions	-	2,137	44,205	(2,705)
Total increase (decrease) in net assets	-	(2,342)	(57,136)	(32,406)
Net assets at December 31, 2008	-	7,252	155,758	62,156

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	116	2,286	(389)
Total realized gain (loss) on investments and
capital gains distributions	-	(382)	(1,370)	(4,393)
Net unrealized appreciation (depreciation)
of investments	-	3,283	62,717	23,251
Net increase (decrease) in net assets from operations	-	3,017	63,633	18,469
Changes from contract transactions:
Total unit transactions	13	1,308	27,646	2,088
Net increase (decrease) in assets derived from
principal transactions	13	1,308	27,646	2,088
Total increase (decrease) in net assets	13	4,325	91,279	20,557
Net assets at December 31, 2009	$ 13	$ 11,577	$ 247,037	$ 82,713
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 426,528	$ 329,714	$ 7,556	$ 60,698

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,655	(560)	488	686
Total realized gain (loss) on investments and
capital gains distributions	(8,493)	(11,477)	(251)	6,331
Net unrealized appreciation (depreciation)
of investments	(167,463)	(137,412)	(2,028)	(32,555)
Net increase (decrease) in net assets from operations	(171,301)	(149,449)	(1,791)	(25,538)
Changes from contract transactions:
Total unit transactions	(41,916)	(21,170)	(749)	(5,495)
Net increase (decrease) in assets derived from
principal transactions	(41,916)	(21,170)	(749)	(5,495)
Total increase (decrease) in net assets	(213,217)	(170,619)	(2,540)	(31,033)
Net assets at December 31, 2008	213,311	159,095	5,016	29,665

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,068	(901)	573	379
Total realized gain (loss) on investments and
capital gains distributions	(12,958)	(15,315)	(594)	(1,592)
Net unrealized appreciation (depreciation)
of investments	68,342	57,323	2,477	8,368
Net increase (decrease) in net assets from operations	58,452	41,107	2,456	7,155
Changes from contract transactions:
Total unit transactions	(8,048)	(9,354)	1,531	(1,169)
Net increase (decrease) in assets derived from
principal transactions	(8,048)	(9,354)	1,531	(1,169)
Total increase (decrease) in net assets	50,404	31,753	3,987	5,986
Net assets at December 31, 2009	$ 263,715	$ 190,848	$ 9,003	$ 35,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 1,311,557	$ 126,698	$ 9,972	$ 20,260

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	241	1,216	49	345
Total realized gain (loss) on investments and
capital gains distributions	20,067	406	1,221	1,670
Net unrealized appreciation (depreciation)
of investments	(575,536)	(47,617)	(5,975)	(8,664)
Net increase (decrease) in net assets from operations	(555,228)	(45,995)	(4,705)	(6,649)
Changes from contract transactions:
Total unit transactions	(34,065)	(5,564)	2,739	1,949
Net increase (decrease) in assets derived from
principal transactions	(34,065)	(5,564)	2,739	1,949
Total increase (decrease) in net assets	(589,293)	(51,559)	(1,966)	(4,700)
Net assets at December 31, 2008	722,264	75,139	8,006	15,560

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,032	1,313	80	259
Total realized gain (loss) on investments and
capital gains distributions	(26,951)	(77)	(492)	(236)
Net unrealized appreciation (depreciation)
of investments	269,736	18,108	4,038	4,242
Net increase (decrease) in net assets from operations	246,817	19,344	3,626	4,265
Changes from contract transactions:
Total unit transactions	1,428	761	2,316	274
Net increase (decrease) in assets derived from
principal transactions	1,428	761	2,316	274
Total increase (decrease) in net assets	248,245	20,105	5,942	4,539
Net assets at December 31, 2009	$ 970,509	$ 95,244	$ 13,948	$ 20,099

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3
Net assets at January 1, 2008	$ 2,445	$ 767	$ 91,636	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	(4)	189	-
Total realized gain (loss) on investments and
capital gains distributions	108	(39)	6,374	-
Net unrealized appreciation (depreciation)
of investments	(884)	(243)	(37,896)	-
Net increase (decrease) in net assets from operations	(765)	(286)	(31,333)	-
Changes from contract transactions:
Total unit transactions	387	(85)	3,170	13
Net increase (decrease) in assets derived from
principal transactions	387	(85)	3,170	13
Total increase (decrease) in net assets	(378)	(371)	(28,163)	13
Net assets at December 31, 2008	2,067	396	63,473	13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	(4)	527	1
Total realized gain (loss) on investments and
capital gains distributions	(41)	(95)	630	5
Net unrealized appreciation (depreciation)
of investments	577	255	17,388	47
Net increase (decrease) in net assets from operations	542	156	18,545	53
Changes from contract transactions:
Total unit transactions	744	11	4,649	439
Net increase (decrease) in assets derived from
principal transactions	744	11	4,649	439
Total increase (decrease) in net assets	1,286	167	23,194	492
Net assets at December 31, 2009	$ 3,353	$ 563	$ 86,667	$ 505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		The Growth	The Growth	The Income
	Fundamental	Fund of	Fund of	Fund of
	InvestorsSM,	America® -	America® -	America® -
	Inc. - Class R-4	Class R-3	Class R-4	Class R-3
Net assets at January 1, 2008	$ -	$ 12,442	$ 248,778	$ 1,660

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	28	(8)	(20)	61
Total realized gain (loss) on investments and
capital gains distributions	(83)	(22)	382	(31)
Net unrealized appreciation (depreciation)
of investments	(1,214)	(5,721)	(110,408)	(621)
Net increase (decrease) in net assets from operations	(1,269)	(5,751)	(110,046)	(591)
Changes from contract transactions:
Total unit transactions	9,549	2,867	42,388	466
Net increase (decrease) in assets derived from
principal transactions	9,549	2,867	42,388	466
Total increase (decrease) in net assets	8,280	(2,884)	(67,658)	(125)
Net assets at December 31, 2008	8,280	9,558	181,120	1,535

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	109	7	256	62
Total realized gain (loss) on investments and
capital gains distributions	(171)	(202)	(1,129)	(230)
Net unrealized appreciation (depreciation)
of investments	4,447	3,954	67,468	517
Net increase (decrease) in net assets from operations	4,385	3,759	66,595	349
Changes from contract transactions:
Total unit transactions	9,116	1,963	29,397	(106)
Net increase (decrease) in assets derived from
principal transactions	9,116	1,963	29,397	(106)
Total increase (decrease) in net assets	13,501	5,722	95,992	243
Net assets at December 31, 2009	$ 21,781	$ 15,280	$ 277,112	$ 1,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Balanced	ING Financial		ING GNMA
	Portfolio -	Services Fund -	ING Real Estate	Income Fund -
	Class I	Class A	Fund - Class A	Class A
Net assets at January 1, 2008	$ 528,434	$ 136	$ 1,923	$ 1,405

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,005	1	42	61
Total realized gain (loss) on investments and
capital gains distributions	12,369	(8)	(103)	-
Net unrealized appreciation (depreciation)
of investments	(162,838)	(56)	(668)	80
Net increase (decrease) in net assets from operations	(139,464)	(63)	(729)	141
Changes from contract transactions:
Total unit transactions	(74,044)	28	163	1,289
Net increase (decrease) in assets derived from
principal transactions	(74,044)	28	163	1,289
Total increase (decrease) in net assets	(213,508)	(35)	(566)	1,430
Net assets at December 31, 2008	314,926	101	1,357	2,835

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,249	-	47	130
Total realized gain (loss) on investments and
capital gains distributions	(27,508)	(112)	(523)	23
Net unrealized appreciation (depreciation)
of investments	70,457	91	853	(3)
Net increase (decrease) in net assets from operations	54,198	(21)	377	150
Changes from contract transactions:
Total unit transactions	(27,279)	(80)	(123)	1,841
Net increase (decrease) in assets derived from
principal transactions	(27,279)	(80)	(123)	1,841
Total increase (decrease) in net assets	26,919	(101)	254	1,991
Net assets at December 31, 2009	$ 341,845	$ -	$ 1,611	$ 4,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING	ING	ING	AllianceBernstein
	Intermediate	Intermediate	Intermediate	Mid Cap Growth
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio - Service
	Class A	Class I	Class S	Class
Net assets at January 1, 2008	$ 3,064	$ 421,252	$ 249	$ 3,891

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124	17,688	12	(31)
Total realized gain (loss) on investments and
capital gains distributions	75	6,073	(4)	53
Net unrealized appreciation (depreciation)
of investments	(577)	(62,449)	(30)	(1,906)
Net increase (decrease) in net assets from operations	(378)	(38,688)	(22)	(1,884)
Changes from contract transactions:
Total unit transactions	795	(32,180)	(15)	26
Net increase (decrease) in assets derived from
principal transactions	795	(32,180)	(15)	26
Total increase (decrease) in net assets	417	(70,868)	(37)	(1,858)
Net assets at December 31, 2008	3,481	350,384	212	2,033

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	206	20,719	19	(12)
Total realized gain (loss) on investments and
capital gains distributions	(145)	(6,552)	(7)	(1,380)
Net unrealized appreciation (depreciation)
of investments	341	21,042	25	1,897
Net increase (decrease) in net assets from operations	402	35,209	37	505
Changes from contract transactions:
Total unit transactions	(84)	(6,604)	100	(2,538)
Net increase (decrease) in assets derived from
principal transactions	(84)	(6,604)	100	(2,538)
Total increase (decrease) in net assets	318	28,605	137	(2,033)
Net assets at December 31, 2009	$ 3,799	$ 378,989	$ 349	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING BlackRock
		Large Cap	ING BlackRock	ING BlackRock
	ING Artio	Growth	Large Cap	Large Cap
	Foreign	Portfolio -	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 59,851	$ 115,938	$ 43	$ 147

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(495)	(754)	-	-
Total realized gain (loss) on investments and
capital gains distributions	4,598	6,021	7	(11)
Net unrealized appreciation (depreciation)
of investments	(31,754)	(49,073)	(47)	(52)
Net increase (decrease) in net assets from operations	(27,651)	(43,806)	(40)	(63)
Changes from contract transactions:
Total unit transactions	1,138	(8,829)	83	(5)
Net increase (decrease) in assets derived from
principal transactions	1,138	(8,829)	83	(5)
Total increase (decrease) in net assets	(26,513)	(52,635)	43	(68)
Net assets at December 31, 2008	33,338	63,303	86	79

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	874	(291)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(3,622)	(4,578)	(31)	(38)
Net unrealized appreciation (depreciation)
of investments	9,043	22,883	60	79
Net increase (decrease) in net assets from operations	6,295	18,014	28	41
Changes from contract transactions:
Total unit transactions	(3,008)	(2,297)	44	57
Net increase (decrease) in assets derived from
principal transactions	(3,008)	(2,297)	44	57
Total increase (decrease) in net assets	3,287	15,717	72	98
Net assets at December 31, 2009	$ 36,625	$ 79,020	$ 158	$ 177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion
	Estate	Real Estate	ING Clarion	ING Evergreen
	Portfolio -	Portfolio -	Real Estate	Health Sciences
	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 942	$ 20,838	$ 6,256

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(121)	7	80	(52)
Total realized gain (loss) on investments and
capital gains distributions	(913)	114	1,340	286
Net unrealized appreciation (depreciation)
of investments	(15,512)	(590)	(11,957)	(2,687)
Net increase (decrease) in net assets from operations	(16,546)	(469)	(10,537)	(2,453)
Changes from contract transactions:
Total unit transactions	52,513	251	6,988	3,395
Net increase (decrease) in assets derived from
principal transactions	52,513	251	6,988	3,395
Total increase (decrease) in net assets	35,967	(218)	(3,549)	942
Net assets at December 31, 2008	35,967	724	17,289	7,198

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	692	28	605	(71)
Total realized gain (loss) on investments and
capital gains distributions	(1,889)	(765)	(5,708)	(464)
Net unrealized appreciation (depreciation)
of investments	13,526	916	12,068	2,060
Net increase (decrease) in net assets from operations	12,329	179	6,965	1,525
Changes from contract transactions:
Total unit transactions	2,146	412	2,356	996
Net increase (decrease) in assets derived from
principal transactions	2,146	412	2,356	996
Total increase (decrease) in net assets	14,475	591	9,321	2,521
Net assets at December 31, 2009	$ 50,442	$ 1,315	$ 26,610	$ 9,719

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Global
	ING Evergreen	ING FMRSM	Resources	ING Global
	Omega	Diversified Mid	Portfolio -	Resources
	Portfolio -	Cap Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ -	$ 19,443	$ 44	$ 109,431

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	1	814
Total realized gain (loss) on investments and
capital gains distributions	(1)	1,477	6	16,984
Net unrealized appreciation (depreciation)
of investments	-	(11,681)	(24)	(74,214)
Net increase (decrease) in net assets from operations	(1)	(10,209)	(17)	(56,416)
Changes from contract transactions:
Total unit transactions	36	12,203	(2)	20,558
Net increase (decrease) in assets derived from
principal transactions	36	12,203	(2)	20,558
Total increase (decrease) in net assets	35	1,994	(19)	(35,858)
Net assets at December 31, 2008	35	21,437	25	73,573

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(105)	-	(582)
Total realized gain (loss) on investments and
capital gains distributions	38	(398)	(4)	(4,671)
Net unrealized appreciation (depreciation)
of investments	63	10,796	12	32,959
Net increase (decrease) in net assets from operations	101	10,293	8	27,706
Changes from contract transactions:
Total unit transactions	242	9,881	(6)	6,489
Net increase (decrease) in assets derived from
principal transactions	242	9,881	(6)	6,489
Total increase (decrease) in net assets	343	20,174	2	34,195
Net assets at December 31, 2009	$ 378	$ 41,611	$ 27	$ 107,768

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Index Plus
		International	ING Index Plus
	ING Growth	Equity	International	ING Janus
	and Income	Portfolio -	Equity	Contrarian
	Portfolio II -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ 4,394	$ 22,362	$ 7,116	$ 4,611

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(29)	957	254	6
Total realized gain (loss) on investments and
capital gains distributions	(944)	2,290	272	750
Net unrealized appreciation (depreciation)
of investments	(1,123)	(12,785)	(3,273)	(5,728)
Net increase (decrease) in net assets from operations	(2,096)	(9,538)	(2,747)	(4,972)
Changes from contract transactions:
Total unit transactions	(850)	(1,453)	(1,436)	7,766
Net increase (decrease) in assets derived from
principal transactions	(850)	(1,453)	(1,436)	7,766
Total increase (decrease) in net assets	(2,946)	(10,991)	(4,183)	2,794
Net assets at December 31, 2008	1,448	11,371	2,933	7,405

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	41	741	178	(5)
Total realized gain (loss) on investments and
capital gains distributions	(1,077)	(11,721)	(2,983)	(2,177)
Net unrealized appreciation (depreciation)
of investments	1,322	13,089	3,363	5,433
Net increase (decrease) in net assets from operations	286	2,109	558	3,251
Changes from contract transactions:
Total unit transactions	(1,734)	(13,480)	(3,491)	2,464
Net increase (decrease) in assets derived from
principal transactions	(1,734)	(13,480)	(3,491)	2,464
Total increase (decrease) in net assets	(1,448)	(11,371)	(2,933)	5,715
Net assets at December 31, 2009	$ -	$ -	$ -	$ 13,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING JPMorgan
	ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	Emerging	Markets Equity	Emerging	Small Cap Core
	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ 368	$ 43,831	$ 40,173	$ 2,468

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	512	387	(10)
Total realized gain (loss) on investments and
capital gains distributions	(101)	3,302	2,968	38
Net unrealized appreciation (depreciation)
of investments	(153)	(25,117)	(22,553)	(903)
Net increase (decrease) in net assets from operations	(245)	(21,303)	(19,198)	(875)
Changes from contract transactions:
Total unit transactions	48	(4,081)	(5,250)	536
Net increase (decrease) in assets derived from
principal transactions	48	(4,081)	(5,250)	536
Total increase (decrease) in net assets	(197)	(25,384)	(24,448)	(339)
Net assets at December 31, 2008	171	18,447	15,725	2,129

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	164	76	(12)
Total realized gain (loss) on investments and
capital gains distributions	(61)	(228)	(1,111)	(241)
Net unrealized appreciation (depreciation)
of investments	225	13,759	12,562	1,026
Net increase (decrease) in net assets from operations	166	13,695	11,527	773
Changes from contract transactions:
Total unit transactions	84	4,759	2,935	715
Net increase (decrease) in assets derived from
principal transactions	84	4,759	2,935	715
Total increase (decrease) in net assets	250	18,454	14,462	1,488
Net assets at December 31, 2009	$ 421	$ 36,901	$ 30,187	$ 3,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan		ING Lord
	Value	ING JPMorgan	Abbett	ING Lord
	Opportunities	Value	Affiliated	Abbett
	Portfolio -	Opportunities	Portfolio -	Affiliated
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 72	$ 1,839	$ 131,763	$ 516

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	32	2,313	13
Total realized gain (loss) on investments and
capital gains distributions	(16)	(87)	9,152	66
Net unrealized appreciation (depreciation)
of investments	(8)	(626)	(57,524)	(350)
Net increase (decrease) in net assets from operations	(23)	(681)	(46,059)	(271)
Changes from contract transactions:
Total unit transactions	(21)	(32)	(12,544)	261
Net increase (decrease) in assets derived from
principal transactions	(21)	(32)	(12,544)	261
Total increase (decrease) in net assets	(44)	(713)	(58,603)	(10)
Net assets at December 31, 2008	28	1,126	73,160	506

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	77	61	1
Total realized gain (loss) on investments and
capital gains distributions	(22)	(713)	(8,357)	(54)
Net unrealized appreciation (depreciation)
of investments	19	807	20,444	157
Net increase (decrease) in net assets from operations	-	171	12,148	104
Changes from contract transactions:
Total unit transactions	(28)	(1,297)	(5,666)	58
Net increase (decrease) in assets derived from
principal transactions	(28)	(1,297)	(5,666)	58
Total increase (decrease) in net assets	(28)	(1,126)	6,482	162
Net assets at December 31, 2009	$ -	$ -	$ 79,642	$ 668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Marsico		ING Marsico	ING Marsico
	Growth	ING Marsico	International	International
	Portfolio -	Growth	Opportunities	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ -	$ 4,327	$ 64	$ 12,551

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	(14)	-	1
Total realized gain (loss) on investments and
capital gains distributions	(350)	120	(41)	458
Net unrealized appreciation (depreciation)
of investments	(2,548)	(600)	(33)	(6,943)
Net increase (decrease) in net assets from operations	(2,885)	(494)	(74)	(6,484)
Changes from contract transactions:
Total unit transactions	8,099	(3,527)	75	341
Net increase (decrease) in assets derived from
principal transactions	8,099	(3,527)	75	341
Total increase (decrease) in net assets	5,214	(4,021)	1	(6,143)
Net assets at December 31, 2008	5,214	306	65	6,408

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	-	-	19
Total realized gain (loss) on investments and
capital gains distributions	(468)	(76)	(12)	(1,426)
Net unrealized appreciation (depreciation)
of investments	2,048	147	36	3,630
Net increase (decrease) in net assets from operations	1,596	71	24	2,223
Changes from contract transactions:
Total unit transactions	574	(40)	86	(55)
Net increase (decrease) in assets derived from
principal transactions	574	(40)	86	(55)
Total increase (decrease) in net assets	2,170	31	110	2,168
Net assets at December 31, 2009	$ 7,384	$ 337	$ 175	$ 8,576

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ 567	$ 81,146	$ 33,604	$ 37,523

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	3,506	1,362	775
Total realized gain (loss) on investments and
capital gains distributions	(25)	4,166	1,275	3,714
Net unrealized appreciation (depreciation)
of investments	(159)	(24,202)	(9,967)	(20,213)
Net increase (decrease) in net assets from operations	(160)	(16,530)	(7,330)	(15,724)
Changes from contract transactions:
Total unit transactions	90	(12,962)	(3,924)	2,976
Net increase (decrease) in assets derived from
principal transactions	90	(12,962)	(3,924)	2,976
Total increase (decrease) in net assets	(70)	(29,492)	(11,254)	(12,748)
Net assets at December 31, 2008	497	51,654	22,350	24,775

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	15	991	354	1,354
Total realized gain (loss) on investments and
capital gains distributions	(65)	(2,306)	(1,784)	(1,427)
Net unrealized appreciation (depreciation)
of investments	183	9,743	5,205	8,101
Net increase (decrease) in net assets from operations	133	8,428	3,775	8,028
Changes from contract transactions:
Total unit transactions	266	(1,728)	(442)	1,313
Net increase (decrease) in assets derived from
principal transactions	266	(1,728)	(442)	1,313
Total increase (decrease) in net assets	399	6,700	3,333	9,341
Net assets at December 31, 2009	$ 896	$ 58,354	$ 25,683	$ 34,116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING PIMCO		ING Pioneer
	Oppenheimer	High Yield	ING PIMCO	Equity Income
	Main Street	Portfolio -	High Yield	Portfolio -
	Portfolio® -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2008	$ 2,004	$ 800	$ 5,722	$ 156,482

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	31	56	404	2,906
Total realized gain (loss) on investments and
capital gains distributions	(453)	(79)	(586)	(2,534)
Net unrealized appreciation (depreciation)
of investments	(434)	(157)	(1,227)	(48,595)
Net increase (decrease) in net assets from operations	(856)	(180)	(1,409)	(48,223)
Changes from contract transactions:
Total unit transactions	194	(11)	149	3,109
Net increase (decrease) in assets derived from
principal transactions	194	(11)	149	3,109
Total increase (decrease) in net assets	(662)	(191)	(1,260)	(45,114)
Net assets at December 31, 2008	1,342	609	4,462	111,368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	129	610	(1,047)
Total realized gain (loss) on investments and
capital gains distributions	(323)	(6)	(446)	(7,004)
Net unrealized appreciation (depreciation)
of investments	453	503	3,028	22,114
Net increase (decrease) in net assets from operations	135	626	3,192	14,063
Changes from contract transactions:
Total unit transactions	(1,477)	2,191	5,009	(607)
Net increase (decrease) in assets derived from
principal transactions	(1,477)	2,191	5,009	(607)
Total increase (decrease) in net assets	(1,342)	2,817	8,201	13,456
Net assets at December 31, 2009	$ -	$ 3,426	$ 12,663	$ 124,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Pioneer	ING Pioneer		ING Pioneer
	Equity Income	Fund Portfolio -	ING Pioneer	Mid Cap Value
	Portfolio -	Institutional	Fund Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ -	$ 16,489	$ 111	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	421	3	-
Total realized gain (loss) on investments and
capital gains distributions	-	261	2	(1)
Net unrealized appreciation (depreciation)
of investments	-	(6,636)	(53)	(1)
Net increase (decrease) in net assets from operations	-	(5,954)	(48)	(2)
Changes from contract transactions:
Total unit transactions	-	1,096	46	4
Net increase (decrease) in assets derived from
principal transactions	-	1,096	46	4
Total increase (decrease) in net assets	-	(4,858)	(2)	2
Net assets at December 31, 2008	-	11,631	109	2

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	100	2	-
Total realized gain (loss) on investments and
capital gains distributions	-	(1,124)	(6)	(1)
Net unrealized appreciation (depreciation)
of investments	-	3,893	83	1
Net increase (decrease) in net assets from operations	-	2,869	79	-
Changes from contract transactions:
Total unit transactions	3	547	165	(2)
Net increase (decrease) in assets derived from
principal transactions	3	547	165	(2)
Total increase (decrease) in net assets	3	3,416	244	(2)
Net assets at December 31, 2009	$ 3	$ 15,047	$ 353	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Pioneer			ING T. Rowe
	Mid Cap Value	ING Pioneer	ING Stock	Price Capital
	Portfolio -	Mid Cap Value	Index Portfolio -	Appreciation
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 96,991	$ 16	$ 3,588	$ 168,990

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	996	3	112	6,214
Total realized gain (loss) on investments and
capital gains distributions	2,997	9	24	15,596
Net unrealized appreciation (depreciation)
of investments	(36,707)	(74)	(1,486)	(79,630)
Net increase (decrease) in net assets from operations	(32,714)	(62)	(1,350)	(57,820)
Changes from contract transactions:
Total unit transactions	1,187	250	134	47,698
Net increase (decrease) in assets derived from
principal transactions	1,187	250	134	47,698
Total increase (decrease) in net assets	(31,527)	188	(1,216)	(10,122)
Net assets at December 31, 2008	65,464	204	2,372	158,868

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	471	2	20	2,472
Total realized gain (loss) on investments and
capital gains distributions	(3,155)	(15)	(49)	(4,874)
Net unrealized appreciation (depreciation)
of investments	19,190	76	809	58,572
Net increase (decrease) in net assets from operations	16,506	63	780	56,170
Changes from contract transactions:
Total unit transactions	1,897	75	800	42,889
Net increase (decrease) in assets derived from
principal transactions	1,897	75	800	42,889
Total increase (decrease) in net assets	18,403	138	1,580	99,059
Net assets at December 31, 2009	$ 83,867	$ 342	$ 3,952	$ 257,927

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Equity	Price Equity	Global Growth	ING Templeton
	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 1,151	$ 101,704	$ 1,186	$ 2,833

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	32	3,165	3	(1)
Total realized gain (loss) on investments and
capital gains distributions	8	7,576	19	(4)
Net unrealized appreciation (depreciation)
of investments	(532)	(49,945)	(514)	(1,297)
Net increase (decrease) in net assets from operations	(492)	(39,204)	(492)	(1,302)
Changes from contract transactions:
Total unit transactions	259	12,008	80	579
Net increase (decrease) in assets derived from
principal transactions	259	12,008	80	579
Total increase (decrease) in net assets	(233)	(27,196)	(412)	(723)
Net assets at December 31, 2008	918	74,508	774	2,110

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	14	917	15	35
Total realized gain (loss) on investments and
capital gains distributions	(89)	(1,868)	(213)	(277)
Net unrealized appreciation (depreciation)
of investments	339	21,745	432	1,046
Net increase (decrease) in net assets from operations	264	20,794	234	804
Changes from contract transactions:
Total unit transactions	207	15,504	(270)	611
Net increase (decrease) in assets derived from
principal transactions	207	15,504	(270)	611
Total increase (decrease) in net assets	471	36,298	(36)	1,415
Net assets at December 31, 2009	$ 1,389	$ 110,806	$ 738	$ 3,525

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van		ING Van
	Kampen Capital	ING Van	Kampen	ING Wells
	Growth	Kampen Capital	Growth and	Fargo Small
	Portfolio -	Growth	Income	Cap Disciplined
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 87	$ 17,288	$ 1,022

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(1)	475	(1)
Total realized gain (loss) on investments and
capital gains distributions	(90)	(11)	716	(192)
Net unrealized appreciation (depreciation)
of investments	(94)	(132)	(7,115)	(231)
Net increase (decrease) in net assets from operations	(186)	(144)	(5,924)	(424)
Changes from contract transactions:
Total unit transactions	548	202	1,747	349
Net increase (decrease) in assets derived from
principal transactions	548	202	1,747	349
Total increase (decrease) in net assets	362	58	(4,177)	(75)
Net assets at December 31, 2008	362	145	13,111	947

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	17	-	76	(2)
Total realized gain (loss) on investments and
capital gains distributions	136	(84)	(1,313)	(226)
Net unrealized appreciation (depreciation)
of investments	94	123	4,644	572
Net increase (decrease) in net assets from operations	247	39	3,407	344
Changes from contract transactions:
Total unit transactions	(609)	(184)	1,747	213
Net increase (decrease) in assets derived from
principal transactions	(609)	(184)	1,747	213
Total increase (decrease) in net assets	(362)	(145)	5,154	557
Net assets at December 31, 2009	$ -	$ -	$ 18,265	$ 1,504

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING	ING
	ING Money		International	International
	Market	ING Global	Capital	Growth
	Portfolio -	Real Estate	Appreciation	Opportunities
	Class I	Fund - Class A	Fund - Class I	Fund - Class Q
Net assets at January 1, 2008	$ 520,246	$ -	$ -	$ 11

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	22,627	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	1,312	-	-	-
Net unrealized appreciation (depreciation)
of investments	(14,424)	-	-	(8)
Net increase (decrease) in net assets from operations	9,515	-	-	(8)
Changes from contract transactions:
Total unit transactions	11,258	-	-	4
Net increase (decrease) in assets derived from
principal transactions	11,258	-	-	4
Total increase (decrease) in net assets	20,773	-	-	(4)
Net assets at December 31, 2008	541,019	-	-	7

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,492)	1	-	-
Total realized gain (loss) on investments and
capital gains distributions	202	-	-	(5)
Net unrealized appreciation (depreciation)
of investments	-	(1)	-	8
Net increase (decrease) in net assets from operations	(2,290)	-	-	3
Changes from contract transactions:
Total unit transactions	(135,228)	24	3	(10)
Net increase (decrease) in assets derived from
principal transactions	(135,228)	24	3	(10)
Total increase (decrease) in net assets	(137,518)	24	3	(7)
Net assets at December 31, 2009	$ 403,501	$ 24	$ 3	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING American	ING American	ING American
	International	Century Large	Century Large	Century Small-
	SmallCap	Company Value	Company Value	Mid Cap Value
	Multi-Manager	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 2,221	$ 86	$ 4,430	$ 37

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	29	10	475	1
Total realized gain (loss) on investments and
capital gains distributions	(92)	30	729	(7)
Net unrealized appreciation (depreciation)
of investments	(1,196)	(75)	(2,931)	(10)
Net increase (decrease) in net assets from operations	(1,259)	(35)	(1,727)	(16)
Changes from contract transactions:
Total unit transactions	299	27	114	18
Net increase (decrease) in assets derived from
principal transactions	299	27	114	18
Total increase (decrease) in net assets	(960)	(8)	(1,613)	2
Net assets at December 31, 2008	1,261	78	2,817	39

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	14	1	29	-
Total realized gain (loss) on investments and
capital gains distributions	(386)	(79)	(3,026)	(6)
Net unrealized appreciation (depreciation)
of investments	944	78	2,988	16
Net increase (decrease) in net assets from operations	572	-	(9)	10
Changes from contract transactions:
Total unit transactions	(191)	(78)	(2,808)	3
Net increase (decrease) in assets derived from
principal transactions	(191)	(78)	(2,808)	3
Total increase (decrease) in net assets	381	(78)	(2,817)	13
Net assets at December 31, 2009	$ 1,642	$ -	$ -	$ 52

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING American		ING Baron	ING Baron
	Century Small-		Small Cap	Small Cap
	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Asset Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ 28,635	$ 3,217	$ 257	$ 108,700

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(43)	(23)	(1)	(814)
Total realized gain (loss) on investments and
capital gains distributions	2,748	(40)	(27)	4,779
Net unrealized appreciation (depreciation)
of investments	(10,546)	(1,397)	(109)	(50,479)
Net increase (decrease) in net assets from operations	(7,841)	(1,460)	(137)	(46,514)
Changes from contract transactions:
Total unit transactions	1,281	369	96	4,050
Net increase (decrease) in assets derived from
principal transactions	1,281	369	96	4,050
Total increase (decrease) in net assets	(6,560)	(1,091)	(41)	(42,464)
Net assets at December 31, 2008	22,075	2,126	216	66,236

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	237	(21)	(2)	(695)
Total realized gain (loss) on investments and
capital gains distributions	(1,004)	(310)	(34)	73
Net unrealized appreciation (depreciation)
of investments	9,487	1,082	223	25,057
Net increase (decrease) in net assets from operations	8,720	751	187	24,435
Changes from contract transactions:
Total unit transactions	5,200	145	544	9,645
Net increase (decrease) in assets derived from
principal transactions	5,200	145	544	9,645
Total increase (decrease) in net assets	13,920	896	731	34,080
Net assets at December 31, 2009	$ 35,995	$ 3,022	$ 947	$ 100,316

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING Columbia
	Small Cap	ING Columbia	ING Davis New	ING Fidelity®
	Value	Small Cap	York Venture	VIP Mid Cap
	Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 796	$ 11,313	$ 4,044

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(9)	(26)	(14)
Total realized gain (loss) on investments and
capital gains distributions	-	(33)	18	411
Net unrealized appreciation (depreciation)
of investments	-	(377)	(5,140)	(4,082)
Net increase (decrease) in net assets from operations	-	(419)	(5,148)	(3,685)
Changes from contract transactions:
Total unit transactions	-	576	2,424	6,348
Net increase (decrease) in assets derived from
principal transactions	-	576	2,424	6,348
Total increase (decrease) in net assets	-	157	(2,724)	2,663
Net assets at December 31, 2008	-	953	8,589	6,707

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	(26)	352
Total realized gain (loss) on investments and
capital gains distributions	-	(181)	(394)	212
Net unrealized appreciation (depreciation)
of investments	3	445	3,305	2,130
Net increase (decrease) in net assets from operations	3	267	2,885	2,694
Changes from contract transactions:
Total unit transactions	18	221	1,307	449
Net increase (decrease) in assets derived from
principal transactions	18	221	1,307	449
Total increase (decrease) in net assets	21	488	4,192	3,143
Net assets at December 31, 2009	$ 21	$ 1,441	$ 12,781	$ 9,850

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2025	Solution 2035	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	2	1	-
Net increase (decrease) in net assets from operations	1	2	1	-
Changes from contract transactions:
Total unit transactions	36	79	50	6
Net increase (decrease) in assets derived from		-
principal transactions	36	79	50	6
Total increase (decrease) in net assets	37	81	51	6
Net assets at December 31, 2008	37	81	51	6

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	17	-	-	-
Net unrealized appreciation (depreciation)
of investments	8	80	58	17
Net increase (decrease) in net assets from operations	25	78	57	17
Changes from contract transactions:
Total unit transactions	115	508	242	118
Net increase (decrease) in assets derived from
principal transactions	115	508	242	118
Total increase (decrease) in net assets	140	586	299	135
Net assets at December 31, 2009	$ 177	$ 667	$ 350	$ 141

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Legg
				Mason Partners
	ING Index	ING JPMorgan	ING JPMorgan	Aggressive
	Solution Income	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ -	$ 386	$ 34,984	$ 96

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4	305	-
Total realized gain (loss) on investments and
capital gains distributions	-	(37)	2,533	(10)
Net unrealized appreciation (depreciation)
of investments	-	(85)	(13,907)	(27)
Net increase (decrease) in net assets from operations	-	(118)	(11,069)	(37)
Changes from contract transactions:
Total unit transactions	1	(23)	(2,795)	1
Net increase (decrease) in assets derived from
principal transactions	1	(23)	(2,795)	1
Total increase (decrease) in net assets	1	(141)	(13,864)	(36)
Net assets at December 31, 2008	1	245	21,120	60

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	2	74	-
Total realized gain (loss) on investments and
capital gains distributions	2	(32)	(789)	(30)
Net unrealized appreciation (depreciation)
of investments	5	86	6,054	60
Net increase (decrease) in net assets from operations	7	56	5,339	30
Changes from contract transactions:
Total unit transactions	51	(9)	90	19
Net increase (decrease) in assets derived from
principal transactions	51	(9)	90	19
Total increase (decrease) in net assets	58	47	5,429	49
Net assets at December 31, 2009	$ 59	$ 292	$ 26,549	$ 109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Legg	ING Legg
	Mason Partners	Mason Partners	ING Neuberger	ING
	Aggressive	Aggressive	Berman	Oppenheimer
	Growth	Growth	Partners	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 161,023	$ 87	$ 2,266	$ 365

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,316)	(1)	(24)	6
Total realized gain (loss) on investments and
capital gains distributions	(20,709)	1	(325)	(31)
Net unrealized appreciation (depreciation)
of investments	(37,274)	(67)	(1,673)	(148)
Net increase (decrease) in net assets from operations	(59,299)	(67)	(2,022)	(173)
Changes from contract transactions:
Total unit transactions	(17,346)	100	1,722	46
Net increase (decrease) in assets derived from
principal transactions	(17,346)	100	1,722	46
Total increase (decrease) in net assets	(76,645)	33	(300)	(127)
Net assets at December 31, 2008	84,378	120	1,966	238

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(919)	(1)	90	4
Total realized gain (loss) on investments and
capital gains distributions	(10,629)	(17)	(1,541)	(73)
Net unrealized appreciation (depreciation)
of investments	36,234	56	1,725	179
Net increase (decrease) in net assets from operations	24,686	38	274	110
Changes from contract transactions:
Total unit transactions	(6,136)	(7)	(2,240)	35
Net increase (decrease) in assets derived from
principal transactions	(6,136)	(7)	(2,240)	35
Total increase (decrease) in net assets	18,550	31	(1,966)	145
Net assets at December 31, 2009	$ 102,928	$ 151	$ -	$ 383

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING	ING
	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2008	$ 840,722	$ 439	$ 275	$ 125,688

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,163	4	17	5,472
Total realized gain (loss) on investments and
capital gains distributions	62,486	15	(13)	503
Net unrealized appreciation (depreciation)
of investments	(385,205)	(191)	(65)	(28,238)
Net increase (decrease) in net assets from operations	(314,556)	(172)	(61)	(22,263)
Changes from contract transactions:
Total unit transactions	(102,226)	-	44	5,942
Net increase (decrease) in assets derived from
principal transactions	(102,226)	-	44	5,942
Total increase (decrease) in net assets	(416,782)	(172)	(17)	(16,321)
Net assets at December 31, 2008	423,940	267	258	109,367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,011	4	6	3,829
Total realized gain (loss) on investments and
capital gains distributions	(969)	(2)	(38)	(814)
Net unrealized appreciation (depreciation)
of investments	147,827	123	71	18,632
Net increase (decrease) in net assets from operations	153,869	125	39	21,647
Changes from contract transactions:
Total unit transactions	(28,016)	94	(58)	1,921
Net increase (decrease) in assets derived from
principal transactions	(28,016)	94	(58)	1,921
Total increase (decrease) in net assets	125,853	219	(19)	23,568
Net assets at December 31, 2009	$ 549,793	$ 486	$ 239	$ 132,935

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Income	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 3,826	$ 554	$ 83,010	$ 5,184

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	36	4,074	347
Total realized gain (loss) on investments and
capital gains distributions	7	12	1,587	(197)
Net unrealized appreciation (depreciation)
of investments	(26)	(70)	(7,862)	(1,867)
Net increase (decrease) in net assets from operations	(12)	(22)	(2,201)	(1,717)
Changes from contract transactions:
Total unit transactions	(3,598)	338	24,040	500
Net increase (decrease) in assets derived from
principal transactions	(3,598)	338	24,040	500
Total increase (decrease) in net assets	(3,610)	316	21,839	(1,217)
Net assets at December 31, 2008	216	870	104,849	3,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	18	29	3,284	491
Total realized gain (loss) on investments and
capital gains distributions	(13)	17	5,765	(527)
Net unrealized appreciation (depreciation)
of investments	105	66	6,030	3,752
Net increase (decrease) in net assets from operations	110	112	15,079	3,716
Changes from contract transactions:
Total unit transactions	283	233	55,253	5,825
Net increase (decrease) in assets derived from
principal transactions	283	233	55,253	5,825
Total increase (decrease) in net assets	393	345	70,332	9,541
Net assets at December 31, 2009	$ 609	$ 1,215	$ 175,181	$ 13,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 95	$ 9,750	$ 30,299	$ 12,103

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	120	252	98
Total realized gain (loss) on investments and
capital gains distributions	1	216	656	293
Net unrealized appreciation (depreciation)
of investments	(41)	(3,943)	(10,651)	(6,064)
Net increase (decrease) in net assets from operations	(34)	(3,607)	(9,743)	(5,673)
Changes from contract transactions:
Total unit transactions	20	4,478	7,869	5,598
Net increase (decrease) in assets derived from
principal transactions	20	4,478	7,869	5,598
Total increase (decrease) in net assets	(14)	871	(1,874)	(75)
Net assets at December 31, 2008	81	10,621	28,425	12,028

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	391	1,105	373
Total realized gain (loss) on investments and
capital gains distributions	(1)	(491)	(526)	(454)
Net unrealized appreciation (depreciation)
of investments	55	2,526	6,545	3,695
Net increase (decrease) in net assets from operations	61	2,426	7,124	3,614
Changes from contract transactions:
Total unit transactions	39	1,397	8,810	2,476
Net increase (decrease) in assets derived from
principal transactions	39	1,397	8,810	2,476
Total increase (decrease) in net assets	100	3,823	15,934	6,090
Net assets at December 31, 2009	$ 181	$ 14,444	$ 44,359	$ 18,118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 39,563	$ 9,830	$ 27,544	$ 7,858

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	208	79	150	44
Total realized gain (loss) on investments and
capital gains distributions	960	302	878	170
Net unrealized appreciation (depreciation)
of investments	(18,098)	(5,470)	(14,504)	(4,003)
Net increase (decrease) in net assets from operations	(16,930)	(5,089)	(13,476)	(3,789)
Changes from contract transactions:
Total unit transactions	15,303	5,026	13,643	2,396
Net increase (decrease) in assets derived from
principal transactions	15,303	5,026	13,643	2,396
Total increase (decrease) in net assets	(1,627)	(63)	167	(1,393)
Net assets at December 31, 2008	37,936	9,767	27,711	6,465

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,207	267	809	148
Total realized gain (loss) on investments and
capital gains distributions	(1,060)	(290)	(353)	(254)
Net unrealized appreciation (depreciation)
of investments	11,400	3,458	9,824	2,456
Net increase (decrease) in net assets from operations	11,547	3,435	10,280	2,350
Changes from contract transactions:
Total unit transactions	15,023	2,860	14,321	2,350
Net increase (decrease) in assets derived from
principal transactions	15,023	2,860	14,321	2,350
Total increase (decrease) in net assets	26,570	6,295	24,601	4,700
Net assets at December 31, 2009	$ 64,506	$ 16,062	$ 52,312	$ 11,165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Solution
		Growth and	ING Solution	ING Solution
	ING Solution	Income	Growth	Income
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 17,462	$ -	$ -	$ 7,427

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	42	(1)	(1)	114
Total realized gain (loss) on investments and
capital gains distributions	613	(26)	(52)	121
Net unrealized appreciation (depreciation)
of investments	(9,919)	(7)	(7)	(1,905)
Net increase (decrease) in net assets from operations	(9,264)	(34)	(60)	(1,670)
Changes from contract transactions:
Total unit transactions	9,490	659	234	2,352
Net increase (decrease) in assets derived from
principal transactions	9,490	659	234	2,352
Total increase (decrease) in net assets	226	625	174	682
Net assets at December 31, 2008	17,688	625	174	8,109

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	415	2	-	393
Total realized gain (loss) on investments and
capital gains distributions	(73)	(4)	(1)	(292)
Net unrealized appreciation (depreciation)
of investments	7,006	187	98	1,100
Net increase (decrease) in net assets from operations	7,348	185	97	1,201
Changes from contract transactions:
Total unit transactions	11,039	719	466	(734)
Net increase (decrease) in assets derived from
principal transactions	11,039	719	466	(734)
Total increase (decrease) in net assets	18,387	904	563	467
Net assets at December 31, 2009	$ 36,075	$ 1,529	$ 737	$ 8,576

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
		Price	Price	Price
	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 7,385	$ 365	$ 389,300	$ 514

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	83	(1)	(1,791)	(3)
Total realized gain (loss) on investments and
capital gains distributions	(59)	(5)	48,267	41
Net unrealized appreciation (depreciation)
of investments	(1,545)	(174)	(208,361)	(254)
Net increase (decrease) in net assets from operations	(1,521)	(180)	(161,885)	(216)
Changes from contract transactions:
Total unit transactions	1,085	27	(27,342)	(26)
Net increase (decrease) in assets derived from
principal transactions	1,085	27	(27,342)	(26)
Total increase (decrease) in net assets	(436)	(153)	(189,227)	(242)
Net assets at December 31, 2008	6,949	212	200,073	272

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	380	(1)	(1,302)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(259)	(50)	(6,810)	(88)
Net unrealized appreciation (depreciation)
of investments	1,116	149	95,806	223
Net increase (decrease) in net assets from operations	1,237	98	87,694	134
Changes from contract transactions:
Total unit transactions	1,192	3	(6,011)	(38)
Net increase (decrease) in assets derived from
principal transactions	1,192	3	(6,011)	(38)
Total increase (decrease) in net assets	2,429	101	81,683	96
Net assets at December 31, 2009	$ 9,378	$ 313	$ 281,756	$ 368

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton
	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 1,155	275,025	$ 1,234	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	706	5	4
Total realized gain (loss) on investments and
capital gains distributions	(76)	9,203	76	(17)
Net unrealized appreciation (depreciation)
of investments	(464)	(120,189)	(750)	(76)
Net increase (decrease) in net assets from operations	(541)	(110,280)	(669)	(89)
Changes from contract transactions:
Total unit transactions	129	(22,970)	453	232
Net increase (decrease) in assets derived from
principal transactions	129	(22,970)	453	232
Total increase (decrease) in net assets	(412)	(133,250)	(216)	143
Net assets at December 31, 2008	743	141,775	1,018	143

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(1,329)	(9)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(71)	(2,986)	(59)	(8)
Net unrealized appreciation (depreciation)
of investments	386	62,249	519	62
Net increase (decrease) in net assets from operations	312	57,934	451	53
Changes from contract transactions:
Total unit transactions	15	1,158	129	19
Net increase (decrease) in assets derived from
principal transactions	15	1,158	129	19
Total increase (decrease) in net assets	327	59,092	580	72
Net assets at December 31, 2009	$ 1,070	$ 200,867	$ 1,598	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg
	Foreign Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2008	$ -	$ 5,433	$ 521	$ 113,433

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,774	(15)	(1)	(429)
Total realized gain (loss) on investments and
capital gains distributions	(3,433)	(81)	(33)	(3,171)
Net unrealized appreciation (depreciation)
of investments	(48,104)	(155)	(179)	(40,240)
Net increase (decrease) in net assets from operations	(49,763)	(251)	(213)	(43,840)
Changes from contract transactions:
Total unit transactions	125,371	(5,142)	(13)	(8,107)
Net increase (decrease) in assets derived from
principal transactions	125,371	(5,142)	(13)	(8,107)
Total increase (decrease) in net assets	75,608	(5,393)	(226)	(51,947)
Net assets at December 31, 2008	75,608	40	295	61,486

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(792)	-	2	143
Total realized gain (loss) on investments and
capital gains distributions	(5,148)	(8)	(16)	(2,099)
Net unrealized appreciation (depreciation)
of investments	27,834	24	144	28,248
Net increase (decrease) in net assets from operations	21,894	16	130	26,292
Changes from contract transactions:
Total unit transactions	(3,478)	1	4	2,029
Net increase (decrease) in assets derived from
principal transactions	(3,478)	1	4	2,029
Total increase (decrease) in net assets	18,416	17	134	28,321
Net assets at December 31, 2009	$ 94,024	$ 57	$ 429	$ 89,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	Large Cap	Large Cap	Large Cap	Kampen
	Equity	Equity	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 13	$ 126,472	$ 6	$ 382

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	1,274	-	8
Total realized gain (loss) on investments and
capital gains distributions	-	(10,767)	-	(66)
Net unrealized appreciation (depreciation)
of investments	(24)	(36,911)	(4)	(77)
Net increase (decrease) in net assets from operations	(23)	(46,404)	(4)	(135)
Changes from contract transactions:
Total unit transactions	53	(15,791)	4	(41)
Net increase (decrease) in assets derived from
principal transactions	53	(15,791)	4	(41)
Total increase (decrease) in net assets	30	(62,195)	-	(176)
Net assets at December 31, 2008	43	64,277	6	206

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	320	-	4
Total realized gain (loss) on investments and
capital gains distributions	(6)	(2,997)	-	(24)
Net unrealized appreciation (depreciation)
of investments	23	20,656	2	75
Net increase (decrease) in net assets from operations	18	17,979	2	55
Changes from contract transactions:
Total unit transactions	16	(5,919)	2	23
Net increase (decrease) in assets derived from
principal transactions	16	(5,919)	2	23
Total increase (decrease) in net assets	34	12,060	4	78
Net assets at December 31, 2009	$ 77	$ 76,337	$ 10	$ 284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 83,912	$ 203	$ 325,269	$ 188

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,712	17	11,260	7
Total realized gain (loss) on investments and
capital gains distributions	1,802	(15)	14,899	6
Net unrealized appreciation (depreciation)
of investments	(31,217)	(113)	(98,950)	(62)
Net increase (decrease) in net assets from operations	(27,703)	(111)	(72,791)	(49)
Changes from contract transactions:
Total unit transactions	(13,235)	216	(35,482)	18
Net increase (decrease) in assets derived from
principal transactions	(13,235)	216	(35,482)	18
Total increase (decrease) in net assets	(40,938)	105	(108,273)	(31)
Net assets at December 31, 2008	42,974	308	216,996	157

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	642	5	2,159	1
Total realized gain (loss) on investments and
capital gains distributions	(4,042)	(6)	(6,184)	(45)
Net unrealized appreciation (depreciation)
of investments	14,531	84	47,036	64
Net increase (decrease) in net assets from operations	11,131	83	43,011	20
Changes from contract transactions:
Total unit transactions	(2,822)	101	(19,228)	(28)
Net increase (decrease) in assets derived from
principal transactions	(2,822)	101	(19,228)	(28)
Total increase (decrease) in net assets	8,309	184	23,783	(8)
Net assets at December 31, 2009	$ 51,283	$ 492	$ 240,779	$ 149

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation
	ING Growth	Conservative	Growth	Moderate
	and Income	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I
Net assets at January 1, 2008	$ -	$ 37,661	$ 84,589	$ 73,150

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,060	999	1,294
Total realized gain (loss) on investments and
capital gains distributions	-	1,590	7,057	7,253
Net unrealized appreciation (depreciation)
of investments	-	(11,399)	(37,541)	(30,451)
Net increase (decrease) in net assets from operations	-	(8,749)	(29,485)	(21,904)
Changes from contract transactions:
Total unit transactions	-	(3,072)	(6,229)	(4,721)
Net increase (decrease) in assets derived from
principal transactions	-	(3,072)	(6,229)	(4,721)
Total increase (decrease) in net assets	-	(11,821)	(35,714)	(26,625)
Net assets at December 31, 2008	-	25,840	48,875	46,525

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,923	4,561	3,959
Total realized gain (loss) on investments and
capital gains distributions	2	(2,300)	(75)	(1,621)
Net unrealized appreciation (depreciation)
of investments	25	4,489	6,959	6,870
Net increase (decrease) in net assets from operations	27	4,112	11,445	9,208
Changes from contract transactions:
Total unit transactions	102	(639)	33	327
Net increase (decrease) in assets derived from
principal transactions	102	(639)	33	327
Total increase (decrease) in net assets	129	3,473	11,478	9,535
Net assets at December 31, 2009	$ 129	$ 29,313	$ 60,353	$ 56,060

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 3
Net assets at January 1, 2008	$ 158	$ 1,758,568	$ 101	$ 23,204

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	4,079	4	161
Total realized gain (loss) on investments and
capital gains distributions	(56)	(101,523)	(17)	1,008
Net unrealized appreciation (depreciation)
of investments	(138)	(526,910)	(156)	(2,178)
Net increase (decrease) in net assets from operations	(190)	(624,354)	(169)	(1,009)
Changes from contract transactions:
Total unit transactions	403	(207,576)	373	(4,537)
Net increase (decrease) in assets derived from
principal transactions	403	(207,576)	373	(4,537)
Total increase (decrease) in net assets	213	(831,930)	204	(5,546)
Net assets at December 31, 2008	371	926,638	305	17,658

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	3,930	7	319
Total realized gain (loss) on investments and
capital gains distributions	(74)	(86,235)	(22)	(1,345)
Net unrealized appreciation (depreciation)
of investments	146	328,821	162	917
Net increase (decrease) in net assets from operations	75	246,516	147	(109)
Changes from contract transactions:
Total unit transactions	(43)	(89,022)	432	(17,549)
Net increase (decrease) in assets derived from
principal transactions	(43)	(89,022)	432	(17,549)
Total increase (decrease) in net assets	32	157,494	579	(17,658)
Net assets at December 31, 2009	$ 403	$ 1,084,132	$ 884	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8
Net assets at January 1, 2008	$ 660	$ 2,918	$ 2,516	$ 969

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	5	12	2
Total realized gain (loss) on investments and
capital gains distributions	87	367	402	147
Net unrealized appreciation (depreciation)
of investments	(141)	(584)	(569)	(225)
Net increase (decrease) in net assets from operations	(55)	(212)	(155)	(76)
Changes from contract transactions:
Total unit transactions	(124)	(471)	(325)	(119)
Net increase (decrease) in assets derived from
principal transactions	(124)	(471)	(325)	(119)
Total increase (decrease) in net assets	(179)	(683)	(480)	(195)
Net assets at December 31, 2008	481	2,235	2,036	774

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	7	14	3
Total realized gain (loss) on investments and
capital gains distributions	(20)	(69)	(93)	(118)
Net unrealized appreciation (depreciation)
of investments	11	57	62	110
Net increase (decrease) in net assets from operations	(1)	(5)	(17)	(5)
Changes from contract transactions:
Total unit transactions	(60)	(249)	(304)	(419)
Net increase (decrease) in assets derived from
principal transactions	(60)	(249)	(304)	(419)
Total increase (decrease) in net assets	(61)	(254)	(321)	(424)
Net assets at December 31, 2009	$ 420	$ 1,981	$ 1,715	$ 350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Class I
Net assets at January 1, 2008	$ 164	$ 76	$ 47	$ 42,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	-	(319)
Total realized gain (loss) on investments and
capital gains distributions	28	13	6	2,373
Net unrealized appreciation (depreciation)
of investments	(40)	(18)	(7)	(18,274)
Net increase (decrease) in net assets from operations	(12)	(4)	(1)	(16,220)
Changes from contract transactions:
Total unit transactions	(10)	(2)	(14)	(3,218)
Net increase (decrease) in assets derived from
principal transactions	(10)	(2)	(14)	(3,218)
Total increase (decrease) in net assets	(22)	(6)	(15)	(19,438)
Net assets at December 31, 2008	142	70	32	23,396

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	1	-	(291)
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	-	333
Net unrealized appreciation (depreciation)
of investments	-	(2)	(1)	13,177
Net increase (decrease) in net assets from operations	-	(1)	(1)	13,219
Changes from contract transactions:
Total unit transactions	(1)	(1)	-	5,438
Net increase (decrease) in assets derived from
principal transactions	(1)	(1)	-	5,438
Total increase (decrease) in net assets	(1)	(2)	(1)	18,657
Net assets at December 31, 2009	$ 141	$ 68	$ 31	$ 42,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2008	$ 469,092	$ 334	$ 381,531	343

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,904	4	1,349	3
Total realized gain (loss) on investments and
capital gains distributions	17,274	(30)	46,938	(27)
Net unrealized appreciation (depreciation)
of investments	(184,448)	(137)	(183,479)	(123)
Net increase (decrease) in net assets from operations	(163,270)	(163)	(135,192)	(147)
Changes from contract transactions:
Total unit transactions	(58,354)	154	(33,827)	64
Net increase (decrease) in assets derived from
principal transactions	(58,354)	154	(33,827)	64
Total increase (decrease) in net assets	(221,624)	(9)	(169,019)	(83)
Net assets at December 31, 2008	247,468	325	212,512	260

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5,478	8	1,852	3
Total realized gain (loss) on investments and
capital gains distributions	(9,310)	(16)	(3,916)	(30)
Net unrealized appreciation (depreciation)
of investments	55,291	76	66,603	124
Net increase (decrease) in net assets from operations	51,459	68	64,539	97
Changes from contract transactions:
Total unit transactions	(15,486)	(18)	(2,979)	115
Net increase (decrease) in assets derived from
principal transactions	(15,486)	(18)	(2,979)	115
Total increase (decrease) in net assets	35,973	50	61,560	212
Net assets at December 31, 2009	$ 283,441	$ 375	$ 274,072	$ 472

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING Index Plus	ING Index Plus	ING	International
	SmallCap	SmallCap	International	Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2008	$ 151,310	$ 90	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	3	-
Total realized gain (loss) on investments and
capital gains distributions	7,167	(10)	(58)	-
Net unrealized appreciation (depreciation)
of investments	(54,249)	(7)	1	-
Net increase (decrease) in net assets from operations	(47,076)	(17)	(54)	-
Changes from contract transactions:
Total unit transactions	(18,463)	(15)	274	-
Net increase (decrease) in assets derived from
principal transactions	(18,463)	(15)	274	-
Total increase (decrease) in net assets	(65,539)	(32)	220	-
Net assets at December 31, 2008	85,771	58	220	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	822	1	(79)	-
Total realized gain (loss) on investments and
capital gains distributions	(4,696)	(16)	170	-
Net unrealized appreciation (depreciation)
of investments	23,988	41	1,566	2
Net increase (decrease) in net assets from operations	20,114	26	1,657	2
Changes from contract transactions:
Total unit transactions	(2,370)	38	17,530	17
Net increase (decrease) in assets derived from
principal transactions	(2,370)	38	17,530	17
Total increase (decrease) in net assets	17,744	64	19,187	19
Net assets at December 31, 2009	$ 103,515	$ 122	$ 19,407	$ 19
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Large Cap	Large Cap
	Growth	Large Cap	Growth Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2008	$ 62,321	$ 82,179	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(105)	707	-	-
Total realized gain (loss) on investments and
capital gains distributions	(1,150)	9,867	-	-
Net unrealized appreciation (depreciation)
of investments	(25,054)	(37,665)	-	-
Net increase (decrease) in net assets from operations	(26,309)	(27,091)	-	-
Changes from contract transactions:
Total unit transactions	(5,598)	(10,762)	-	-
Net increase (decrease) in assets derived from
principal transactions	(5,598)	(10,762)	-	-
Total increase (decrease) in net assets	(31,907)	(37,853)	-	-
Net assets at December 31, 2008	30,414	44,326	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	122	830	(12)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(3,369)	(1,509)	75	1
Net unrealized appreciation (depreciation)
of investments	8,317	9,421	375	51
Net increase (decrease) in net assets from operations	5,070	8,742	438	51
Changes from contract transactions:
Total unit transactions	(35,484)	28,974	2,334	302
Net increase (decrease) in assets derived from
principal transactions	(35,484)	28,974	2,334	302
Total increase (decrease) in net assets	(30,414)	37,716	2,772	353
Net assets at December 31, 2009	$ -	$ 82,042	$ 2,772	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(44)	-	-	-
Net unrealized appreciation (depreciation)
of investments	(60)	-	-	-
Net increase (decrease) in net assets from operations	(79)	-	-	-
Changes from contract transactions:
Total unit transactions	2,754	-	-	-
Net increase (decrease) in assets derived from
principal transactions	2,754	-	-	-
Total increase (decrease) in net assets	2,675	-	-	-
Net assets at December 31, 2008	2,675	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(54)	-	(8)	(11)
Total realized gain (loss) on investments and
capital gains distributions	(8)	2	58	9
Net unrealized appreciation (depreciation)
of investments	1,742	8	231	340
Net increase (decrease) in net assets from operations	1,680	10	281	338
Changes from contract transactions:
Total unit transactions	5,337	69	1,671	2,711
Net increase (decrease) in assets derived from
principal transactions	5,337	69	1,671	2,711
Total increase (decrease) in net assets	7,017	79	1,952	3,049
Net assets at December 31, 2009	$ 9,692	$ 79	$ 1,952	$ 3,049

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2008	$ -	$ -	$ 135,138	$ 87

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	4	74	1
Total realized gain (loss) on investments and
capital gains distributions	(88)	(37)	14,367	(7)
Net unrealized appreciation (depreciation)
of investments	2	(158)	(55,736)	(40)
Net increase (decrease) in net assets from operations	(70)	(191)	(41,295)	(46)
Changes from contract transactions:
Total unit transactions	1,399	826	(7,582)	59
Net increase (decrease) in assets derived from
principal transactions	1,399	826	(7,582)	59
Total increase (decrease) in net assets	1,329	635	(48,877)	13
Net assets at December 31, 2008	1,329	635	86,261	100

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(22)	(13)	(280)	1
Total realized gain (loss) on investments and
capital gains distributions	(26)	(132)	(3,305)	(16)
Net unrealized appreciation (depreciation)
of investments	873	507	26,031	40
Net increase (decrease) in net assets from operations	825	362	22,446	25
Changes from contract transactions:
Total unit transactions	1,408	965	(1,035)	(7)
Net increase (decrease) in assets derived from
principal transactions	1,408	965	(1,035)	(7)
Total increase (decrease) in net assets	2,233	1,327	21,411	18
Net assets at December 31, 2009	$ 3,562	$ 1,962	$ 107,672	$ 118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING U.S. Bond	ING	ING	ING MidCap
	Index	International	International	Opportunities
	Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2008	$ -	$ 158,131	$ 480	$ 9,758

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	2,360	9	(108)
Total realized gain (loss) on investments and
capital gains distributions	4	14,669	(74)	334
Net unrealized appreciation (depreciation)
of investments	31	(85,517)	(155)	(5,295)
Net increase (decrease) in net assets from operations	51	(68,488)	(220)	(5,069)
Changes from contract transactions:
Total unit transactions	1,508	(4,658)	(12)	3,959
Net increase (decrease) in assets derived from
principal transactions	1,508	(4,658)	(12)	3,959
Total increase (decrease) in net assets	1,559	(73,146)	(232)	(1,110)
Net assets at December 31, 2008	1,559	84,985	248	8,648

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	43	666	3	(77)
Total realized gain (loss) on investments and
capital gains distributions	68	(7,454)	(79)	(170)
Net unrealized appreciation (depreciation)
of investments	26	27,379	130	3,814
Net increase (decrease) in net assets from operations	137	20,591	54	3,567
Changes from contract transactions:
Total unit transactions	2,236	(477)	(19)	720
Net increase (decrease) in assets derived from
principal transactions	2,236	(477)	(19)	720
Total increase (decrease) in net assets	2,373	20,114	35	4,287
Net assets at December 31, 2009	$ 3,932	$ 105,099	$ 283	$ 12,935

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2008	$ 70	$ 11,915	$ 17	$ 367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(90)	-	4
Total realized gain (loss) on investments and
capital gains distributions	(20)	1,703	(1)	33
Net unrealized appreciation (depreciation)
of investments	(47)	(6,117)	(19)	(88)
Net increase (decrease) in net assets from operations	(68)	(4,504)	(20)	(51)
Changes from contract transactions:
Total unit transactions	106	956	50	(80)
Net increase (decrease) in assets derived from
principal transactions	106	956	50	(80)
Total increase (decrease) in net assets	38	(3,548)	30	(131)
Net assets at December 31, 2008	108	8,367	47	236

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(75)	-	14
Total realized gain (loss) on investments and
capital gains distributions	(8)	(520)	(8)	(4)
Net unrealized appreciation (depreciation)
of investments	63	3,309	23	44
Net increase (decrease) in net assets from operations	54	2,714	15	54
Changes from contract transactions:
Total unit transactions	114	817	(2)	(29)
Net increase (decrease) in assets derived from
principal transactions	114	817	(2)	(29)
Total increase (decrease) in net assets	168	3,531	13	25
Net assets at December 31, 2009	$ 276	$ 11,898	$ 60	$ 261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2008	$ 490	$ 99	$ 150	$ 317

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	3	-	-
Total realized gain (loss) on investments and
capital gains distributions	50	-	13	26
Net unrealized appreciation (depreciation)
of investments	(243)	1	(68)	(156)
Net increase (decrease) in net assets from operations	(197)	4	(55)	(130)
Changes from contract transactions:
Total unit transactions	(53)	(5)	(20)	(33)
Net increase (decrease) in assets derived from
principal transactions	(53)	(5)	(20)	(33)
Total increase (decrease) in net assets	(250)	(1)	(75)	(163)
Net assets at December 31, 2008	240	98	75	154

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	3	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(11)	4	(4)	(25)
Net unrealized appreciation (depreciation)
of investments	116	3	30	76
Net increase (decrease) in net assets from operations	102	10	25	51
Changes from contract transactions:
Total unit transactions	(15)	(46)	(16)	(33)
Net increase (decrease) in assets derived from
principal transactions	(15)	(46)	(16)	(33)
Total increase (decrease) in net assets	87	(36)	9	18
Net assets at December 31, 2009	$ 327	$ 62	$ 84	$ 172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Lazard U.S.		Loomis Sayles	Lord Abbett
	Mid Cap Equity		Small Cap	Mid-Cap Value
	Portfolio - Open	LKCM Aquinas	Value Fund -	Fund, Inc. -
	Shares	Growth Fund	Retail Class	Class A
Net assets at January 1, 2008	$ 326	$ 236	$ -	$ 1,257

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(3)	2	7
Total realized gain (loss) on investments and
capital gains distributions	(45)	(1)	(7)	(97)
Net unrealized appreciation (depreciation)
of investments	(165)	(94)	54	(409)
Net increase (decrease) in net assets from operations	(205)	(98)	49	(499)
Changes from contract transactions:
Total unit transactions	267	68	856	(19)
Net increase (decrease) in assets derived from
principal transactions	267	68	856	(19)
Total increase (decrease) in net assets	62	(30)	905	(518)
Net assets at December 31, 2008	388	206	905	739

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(2)	(11)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(90)	(16)	3	(93)
Net unrealized appreciation (depreciation)
of investments	304	79	441	306
Net increase (decrease) in net assets from operations	215	61	433	211
Changes from contract transactions:
Total unit transactions	559	2	1,180	104
Net increase (decrease) in assets derived from
principal transactions	559	2	1,180	104
Total increase (decrease) in net assets	774	63	1,613	315
Net assets at December 31, 2009	$ 1,162	$ 269	$ 2,518	$ 1,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Lord Abbett		Morgan Stanley
	Lord Abbett	Series Fund -	Massachusetts	U.S. Small Cap
	Small-Cap	Mid-Cap Value	Investors	Value
	Value Fund -	Portfolio - Class	Growth Stock	Portfolio -
	Class A	VC	Fund - Class A	Class I
Net assets at January 1, 2008	$ 1,648	$ 146,234	$ 737	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	243	(4)	9
Total realized gain (loss) on investments and
capital gains distributions	(57)	248	27	(8)
Net unrealized appreciation (depreciation)
of investments	(465)	(54,679)	(270)	(215)
Net increase (decrease) in net assets from operations	(533)	(54,188)	(247)	(214)
Changes from contract transactions:
Total unit transactions	(41)	(16,896)	(126)	1,055
Net increase (decrease) in assets derived from
principal transactions	(41)	(16,896)	(126)	1,055
Total increase (decrease) in net assets	(574)	(71,084)	(373)	841
Net assets at December 31, 2008	1,074	75,150	364	841

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	(351)	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	(83)	(7,807)	(27)	(211)
Net unrealized appreciation (depreciation)
of investments	395	25,992	151	564
Net increase (decrease) in net assets from operations	301	17,834	122	353
Changes from contract transactions:
Total unit transactions	(45)	(4,784)	(189)	552
Net increase (decrease) in assets derived from
principal transactions	(45)	(4,784)	(189)	552
Total increase (decrease) in net assets	256	13,050	(67)	905
Net assets at December 31, 2009	$ 1,330	$ 88,200	$ 297	$ 1,746

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer
	Responsive	New Perspective New Perspective		Capital
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation
	Class	Class R-3	Class R-4	Fund - Class A
Net assets at January 1, 2008	$ 1,985	$ 4,038	$ 41,461	$ 597

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	50	648	(5)
Total realized gain (loss) on investments and
capital gains distributions	8	104	3,107	10
Net unrealized appreciation (depreciation)
of investments	(1,057)	(1,754)	(24,241)	(301)
Net increase (decrease) in net assets from operations	(1,055)	(1,600)	(20,486)	(296)
Changes from contract transactions:
Total unit transactions	1,257	219	18,065	62
Net increase (decrease) in assets derived from
principal transactions	1,257	219	18,065	62
Total increase (decrease) in net assets	202	(1,381)	(2,421)	(234)
Net assets at December 31, 2008	2,187	2,657	39,040	363

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	27	316	(4)
Total realized gain (loss) on investments and
capital gains distributions	(226)	(242)	(1,193)	(24)
Net unrealized appreciation (depreciation)
of investments	1,046	1,206	16,050	196
Net increase (decrease) in net assets from operations	804	991	15,173	168
Changes from contract transactions:
Total unit transactions	781	233	5,206	7
Net increase (decrease) in assets derived from
principal transactions	781	233	5,206	7
Total increase (decrease) in net assets	1,585	1,224	20,379	175
Net assets at December 31, 2009	$ 3,772	$ 3,881	$ 59,419	$ 538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Oppenheimer			Oppenheimer
	Developing	Oppenheimer	Oppenheimer	Main Street
	Markets Fund -	Global	Main Street	Small Cap
	Class A	Securities/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2008	$ 230,998	$ 578	$ 115	$ 6,971

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	659	3	-	(34)
Total realized gain (loss) on investments and
capital gains distributions	43,934	7	7	106
Net unrealized appreciation (depreciation)
of investments	(155,001)	(203)	(50)	(2,871)
Net increase (decrease) in net assets from operations	(110,408)	(193)	(43)	(2,799)
Changes from contract transactions:
Total unit transactions	(6,235)	(138)	(9)	483
Net increase (decrease) in assets derived from
principal transactions	(6,235)	(138)	(9)	483
Total increase (decrease) in net assets	(116,643)	(331)	(52)	(2,316)
Net assets at December 31, 2008	114,355	247	63	4,655

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(707)	3	-	(15)
Total realized gain (loss) on investments and
capital gains distributions	(6,072)	(37)	(2)	(423)
Net unrealized appreciation (depreciation)
of investments	104,437	114	18	2,466
Net increase (decrease) in net assets from operations	97,658	80	16	2,028
Changes from contract transactions:
Total unit transactions	29,944	(54)	(7)	1,384
Net increase (decrease) in assets derived from
principal transactions	29,944	(54)	(7)	1,384
Total increase (decrease) in net assets	127,602	26	9	3,412
Net assets at December 31, 2009	$ 241,957	$ 273	$ 72	$ 8,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				PIMCO Real
				Return
	Oppenheimer	Oppenheimer		Portfolio -
	MidCap	Strategic Bond	Pax World	Administrative
	Fund/VA	Fund/VA	Balanced Fund	Class
Net assets at January 1, 2008	$ 31	$ 125	$ 59,458	$ 34,027

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	5	477	1,577
Total realized gain (loss) on investments and
capital gains distributions	(2)	1	118	(776)
Net unrealized appreciation (depreciation)
of investments	(13)	(25)	(21,064)	(8,434)
Net increase (decrease) in net assets from operations	(15)	(19)	(20,469)	(7,633)
Changes from contract transactions:
Total unit transactions	(3)	(1)	5,520	41,029
Net increase (decrease) in assets derived from
principal transactions	(3)	(1)	5,520	41,029
Total increase (decrease) in net assets	(18)	(20)	(14,949)	33,396
Net assets at December 31, 2008	13	105	44,509	67,423

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	353	1,868
Total realized gain (loss) on investments and
capital gains distributions	(2)	(1)	(1,140)	3,877
Net unrealized appreciation (depreciation)
of investments	6	18	9,847	7,547
Net increase (decrease) in net assets from operations	4	17	9,060	13,292
Changes from contract transactions:
Total unit transactions	(2)	(18)	617	32,015
Net increase (decrease) in assets derived from
principal transactions	(2)	(18)	617	32,015
Total increase (decrease) in net assets	2	(1)	9,677	45,307
Net assets at December 31, 2009	$ 15	$ 104	$ 54,186	$ 112,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Pioneer
		Emerging	Pioneer Equity	Pioneer High
	Pioneer High	Markets VCT	Income VCT	Yield VCT
	Yield Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I
Net assets at January 1, 2008	$ 3,394	$ 29,074	$ 1,189	$ 19,319

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	198	(123)	12	1,262
Total realized gain (loss) on investments and
capital gains distributions	(23)	813	(232)	(464)
Net unrealized appreciation (depreciation)
of investments	(1,613)	(18,300)	101	(7,575)
Net increase (decrease) in net assets from operations	(1,438)	(17,610)	(119)	(6,777)
Changes from contract transactions:
Total unit transactions	601	271	(1,070)	(864)
Net increase (decrease) in assets derived from
principal transactions	601	271	(1,070)	(864)
Total increase (decrease) in net assets	(837)	(17,339)	(1,189)	(7,641)
Net assets at December 31, 2008	2,557	11,735	-	11,678

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	230	49	-	1,066
Total realized gain (loss) on investments and
capital gains distributions	(260)	(3,605)	-	(967)
Net unrealized appreciation (depreciation)
of investments	1,719	13,762	-	6,964
Net increase (decrease) in net assets from operations	1,689	10,206	-	7,063
Changes from contract transactions:
Total unit transactions	429	5,502	-	1,101
Net increase (decrease) in assets derived from
principal transactions	429	5,502	-	1,101
Total increase (decrease) in net assets	2,118	15,708	-	8,164
Net assets at December 31, 2009	$ 4,675	$ 27,443	$ -	$ 19,842

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			RiverSource®	RiverSource®
	Pioneer Mid	Premier VIT	Diversified	Diversified
	Cap Value VCT	OpCap Mid	Equity Income	Equity Income
	Portfolio -	Cap Portfolio -	Fund -	Fund -
	Class I	Class I	Class R-3	Class R-4
Net assets at January 1, 2008	$ 513	$ 393	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(8)	-	9
Total realized gain (loss) on investments and
capital gains distributions	(92)	(8)	-	(18)
Net unrealized appreciation (depreciation)
of investments	36	(1,105)	-	(251)
Net increase (decrease) in net assets from operations	(52)	(1,121)	-	(260)
Changes from contract transactions:
Total unit transactions	(461)	3,204	-	1,724
Net increase (decrease) in assets derived from				-
principal transactions	(461)	3,204	-	1,724
Total increase (decrease) in net assets	(513)	2,083	-	1,464
Net assets at December 31, 2008	-	2,476	-	1,464

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(13)	2	28
Total realized gain (loss) on investments and
capital gains distributions	-	(309)	1	(235)
Net unrealized appreciation (depreciation)
of investments	-	1,963	17	793
Net increase (decrease) in net assets from operations	-	1,641	20	586
Changes from contract transactions:
Total unit transactions	-	3,184	213	1,172
Net increase (decrease) in assets derived from
principal transactions	-	3,184	213	1,172
Total increase (decrease) in net assets	-	4,825	233	1,758
Net assets at December 31, 2009	$ -	$ 7,301	$ 233	$ 3,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class R-4	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2008	$ -	$ 991	$ 61	$ 1,410

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(3)	-	20
Total realized gain (loss) on investments and
capital gains distributions	(77)	(8)	(1)	103
Net unrealized appreciation (depreciation)
of investments	(150)	(367)	(27)	(749)
Net increase (decrease) in net assets from operations	(229)	(378)	(28)	(626)
Changes from contract transactions:
Total unit transactions	663	86	11	(126)
Net increase (decrease) in assets derived from
principal transactions	663	86	11	(126)
Total increase (decrease) in net assets	434	(292)	(17)	(752)
Net assets at December 31, 2008	434	699	44	658

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	1	1	8
Total realized gain (loss) on investments and
capital gains distributions	(65)	(63)	-	(231)
Net unrealized appreciation (depreciation)
of investments	603	372	24	584
Net increase (decrease) in net assets from operations	546	310	25	361
Changes from contract transactions:
Total unit transactions	1,718	(10)	40	127
Net increase (decrease) in assets derived from
principal transactions	1,718	(10)	40	127
Total increase (decrease) in net assets	2,264	300	65	488
Net assets at December 31, 2009	$ 2,698	$ 999	$ 109	$ 1,146

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Van Kampen
	Templeton	Small Cap
	Global Bond	Value Fund -	Diversified	Equity Income
	Fund - Class A	Class A	Value Portfolio	Portfolio
Net assets at January 1, 2008	$ 72,664	$ -	$ 114	$ 304

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,305	-	2	6
Total realized gain (loss) on investments and
capital gains distributions	440	-	5	(9)
Net unrealized appreciation (depreciation)
of investments	(3,683)	-	(51)	(93)
Net increase (decrease) in net assets from operations	4,062	-	(44)	(96)
Changes from contract transactions:
Total unit transactions	33,996	-	10	(43)
Net increase (decrease) in assets derived from
principal transactions	33,996	-	10	(43)
Total increase (decrease) in net assets	38,058	-	(34)	(139)
Net assets at December 31, 2008	110,722	-	80	165

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,618	-	2	6
Total realized gain (loss) on investments and
capital gains distributions	496	-	(14)	(12)
Net unrealized appreciation (depreciation)
of investments	15,852	5	25	37
Net increase (decrease) in net assets from operations	20,966	5	13	31
Changes from contract transactions:
Total unit transactions	23,922	67	(9)	29
Net increase (decrease) in assets derived from
principal transactions	23,922	67	(9)	29
Total increase (decrease) in net assets	44,888	72	4	60
Net assets at December 31, 2009	$ 155,610	$ 72	$ 84	$ 225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Small Company
	Growth	Wanger
	Portfolio	International	Wanger Select	Wanger USA
Net assets at January 1, 2008	$ 86	$ 9,623	$ 66,892	$ 21,526

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	6	(471)	(179)
Total realized gain (loss) on investments and
capital gains distributions	7	(355)	1,376	1,971
Net unrealized appreciation (depreciation)
of investments	(45)	(5,402)	(35,291)	(11,029)
Net increase (decrease) in net assets from operations	(39)	(5,751)	(34,386)	(9,237)
Changes from contract transactions:
Total unit transactions	17	2,947	2,782	2,410
Net increase (decrease) in assets derived from
principal transactions	17	2,947	2,782	2,410
Total increase (decrease) in net assets	(22)	(2,804)	(31,604)	(6,827)
Net assets at December 31, 2008	64	6,819	35,288	14,699

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	291	(407)	(166)
Total realized gain (loss) on investments and
capital gains distributions	(4)	(2,027)	(1,337)	(583)
Net unrealized appreciation (depreciation)
of investments	30	5,528	26,450	7,498
Net increase (decrease) in net assets from operations	26	3,792	24,706	6,749
Changes from contract transactions:
Total unit transactions	3	3,823	8,688	2,743
Net increase (decrease) in assets derived from
principal transactions	3	3,823	8,688	2,743
Total increase (decrease) in net assets	29	7,615	33,394	9,492
Net assets at December 31, 2009	$ 93	$ 14,434	$ 68,682	$ 24,191

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Washington	Washington	Wells Fargo
	Mutual	Mutual	Advantage
	Investors	Investors	Small Cap
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Class R-3	Class R-4	Class A
Net assets at January 1, 2008	$ 5,204	$ 91,248	$ 47

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	71	1,166	(1)
Total realized gain (loss) on investments and
capital gains distributions	24	979	(8)
Net unrealized appreciation (depreciation)
of investments	(1,954)	(33,169)	(23)
Net increase (decrease) in net assets from operations	(1,859)	(31,024)	(32)
Changes from contract transactions:
Total unit transactions	566	720	31
Net increase (decrease) in assets derived from
principal transactions	566	720	31
Total increase (decrease) in net assets	(1,293)	(30,304)	(1)
Net assets at December 31, 2008	3,911	60,944	46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	85	1,468	(1)
Total realized gain (loss) on investments and
capital gains distributions	(409)	(2,180)	(1)
Net unrealized appreciation (depreciation)
of investments	999	12,168	28
Net increase (decrease) in net assets from operations	675	11,456	26
Changes from contract transactions:
Total unit transactions	(413)	2,599	16
Net increase (decrease) in assets derived from
principal transactions	(413)	2,599	16
Total increase (decrease) in net assets	262	14,055	42
Net assets at December 31, 2009	$ 4,173	$ 74,999	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2009, the Account had 248 investment divisions (the “Divisions”), 94 of which invest in independently managed mutual funds and 154 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2009 and related Trusts are as follows:

AIM Growth Series:	AllianceBernstein Variable Products Series Fund, Inc.:
AIM Mid Cap Core Equity Fund - Class A	AllianceBernstein Growth and Income Portfolio -
AIM Small Cap Growth Fund - Class A	Class A
AIM Investment Funds:	Allianz Funds:
AIM Global Health Care Fund - Investor Class	Allianz NFJ Dividend Value Fund - Class A**
AIM Variable Insurance Funds:	Allianz NFJ Large-Cap Value Fund - Institutional
AIM V.I. Capital Appreciation Fund - Series I Shares	Class*
AIM V.I. Core Equity Fund - Series I Shares	Allianz NFJ Small-Cap Value Fund - Class A
The Alger Fund II:	Amana Mutual Funds Trust:
Alger Green Fund - Class A**	Amana Growth Fund*
AllianceBernstein Growth and Income Fund, Inc.:	Amana Income Fund*
AllianceBernstein Growth and Income Fund, Inc. -	American Balanced Fund®, Inc.:
Class A	American Balanced Fund® - Class R-3

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Century Government Income Trust:	The Growth Fund of America®, Inc.:
American Century Inflation-Adjusted Bond Fund -	The Growth Fund of America® - Class R-3
Investor Class**	The Growth Fund of America® - Class R-4
American Century Quantitative Equity Funds, Inc.:	The Income Fund of America®, Inc.:
American Century Income & Growth Fund - A Class	The Income Fund of America® - Class R-3
Ariel Investment Trust:	ING Balanced Portfolio, Inc.:
Ariel Appreciation Fund	ING Balanced Portfolio - Class I
Ariel Fund	ING Equity Trust:
Artisan Funds, Inc.:	ING Real Estate Fund - Class A
Artisan International Fund - Investor Shares*	ING Funds Trust:
BlackRock Mid Cap Value Opportunities Series, Inc.:	ING GNMA Income Fund - Class A
BlackRock Mid Cap Value Opportunities Fund -	ING Intermediate Bond Fund - Class A
Investor A Shares**	ING Intermediate Bond Portfolio:
The Bond Fund of AmericaSM, Inc.:	ING Intermediate Bond Portfolio - Class I
The Bond Fund of AmericaSM, Inc. - Class R-4*	ING Intermediate Bond Portfolio - Class S
Calvert Variable Series, Inc.:	ING Investors Trust:
Calvert Social Balanced Portfolio	ING Artio Foreign Portfolio - Service Class
Capital World Growth & Income FundSM, Inc.:	ING BlackRock Large Cap Growth Portfolio -
Capital World Growth & Income FundSM, Inc. -	Institutional Class
Class R-3**	ING BlackRock Large Cap Growth Portfolio - Service
Columbia Acorn Trust:	Class
ColumbiaSM Acorn Fund® - Class Z*	ING BlackRock Large Cap Growth Portfolio -
Columbia Funds Series Trust:	Service 2 Class
Columbia Mid Cap Value Fund - Class A*	ING Clarion Global Real Estate Portfolio -
Columbia Mid Cap Value Fund - Class Z*	Institutional Class*
CRM Mutual Fund Trust:	ING Clarion Real Estate Portfolio - Institutional Class
CRM Mid Cap Value Fund - Investor Shares**	ING Clarion Real Estate Portfolio - Service Class
DWS Institutional Funds:	ING Evergreen Health Sciences Portfolio - Service
DWS Equity 500 Index Fund - Class S	Class
Eaton Vance Special Investment Trust:	ING Evergreen Omega Portfolio - Service Class
Eaton Vance Large-Cap Value Fund - Class R**	ING FMRSM Diversified Mid Cap Portfolio - Service
EuroPacific Growth Fund®:	Class
EuroPacific Growth Fund® - Class R-3	ING Global Resources Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-4	ING Global Resources Portfolio - Service Class
Evergreen Equity Trust:	ING Janus Contrarian Portfolio - Service Class
Evergreen Special Values Fund - Class A	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® Variable Insurance Products:	Adviser Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Growth Portfolio - Initial Class	Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Overseas Portfolio - Initial Class	Service Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® VIP Contrafund® Portfolio - Initial Class	Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional
Fidelity® Variable Insurance Products III:	Class
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING Marsico Growth Portfolio - Institutional Class*
Fidelity® VIP Asset ManagerSM Portfolio - Initial	ING Marsico Growth Portfolio - Service Class
Class	ING Marsico International Opportunities Portfolio -
Franklin Mutual Series Fund Inc.:	Adviser Class
Mutual Global Discovery Fund - Class R	ING Marsico International Opportunities Portfolio -
Franklin Strategic Series:	Service Class
Franklin Small-Mid Cap Growth Fund - Class A	ING MFS Total Return Portfolio - Adviser Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Institutional Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Total Return Portfolio - Service Class
Fundamental InvestorsSM, Inc.:	ING MFS Utilities Portfolio - Service Class
Fundamental InvestorsSM, Inc. - Class R-3*	ING PIMCO High Yield Portfolio - Institutional
Fundamental InvestorsSM, Inc. - Class R-4*	Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING PIMCO High Yield Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Pioneer Equity Income Portfolio - Institutional	ING JPMorgan Mid Cap Value Portfolio - Service
Class	Class
ING Pioneer Equity Income Portfolio - Service	ING Legg Mason Partners Aggressive Growth
Class**	Portfolio - Adviser Class
ING Pioneer Fund Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth
ING Pioneer Fund Portfolio - Service Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional	ING Legg Mason Partners Aggressive Growth
Class	Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Oppenheimer Global Portfolio - Service Class
Service Class	ING Oppenheimer Strategic Income Portfolio -
ING T. Rowe Price Equity Income Portfolio - Adviser	Adviser Class
Class	ING Oppenheimer Strategic Income Portfolio - Initial
ING T. Rowe Price Equity Income Portfolio - Service	Class
Class	ING Oppenheimer Strategic Income Portfolio -
ING Templeton Global Growth Portfolio -	Service Class
Institutional Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Templeton Global Growth Portfolio - Service	ING PIMCO Total Return Portfolio - Service Class
Class	ING Pioneer High Yield Portfolio - Initial Class
ING Van Kampen Growth and Income Portfolio -	ING Pioneer High Yield Portfolio - Service Class
Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Wells Fargo Small Cap Disciplined Portfolio -	ING Solution 2015 Portfolio - Service Class
Service Class	ING Solution 2025 Portfolio - Adviser Class
ING Money Market Portfolio:	ING Solution 2025 Portfolio - Service Class
ING Money Market Portfolio - Class I	ING Solution 2035 Portfolio - Adviser Class
ING Mutual Funds:	ING Solution 2035 Portfolio - Service Class
ING Global Real Estate Fund - Class A**	ING Solution 2045 Portfolio - Adviser Class
ING International Capital Appreciation Fund -	ING Solution 2045 Portfolio - Service Class
Class I**	ING Solution Growth and Income Portfolio - Service
ING International SmallCap Multi-Manager Fund -	Class*
Class A	ING Solution Growth Portfolio - Service Class*
ING Partners, Inc.:	ING Solution Income Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING Solution Income Portfolio - Service Class
Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Small-Mid Cap Value	Portfolio - Adviser Class
Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Baron Asset Portfolio - Service Class	Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Adviser	ING T. Rowe Price Diversified Mid Cap Growth
Class	Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Adviser
Class	Class
ING Columbia Small Cap Value Portfolio - Adviser	ING T. Rowe Price Growth Equity Portfolio - Initial
Class**	Class
ING Columbia Small Cap Value Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Service
Class	Class
ING Davis New York Venture Portfolio - Service	ING Templeton Foreign Equity Portfolio - Adviser
Class	Class*
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING Index Solution 2015 Portfolio - Adviser Class*	Class*
ING Index Solution 2025 Portfolio - Adviser Class*	ING Templeton Foreign Equity Portfolio - Service
ING Index Solution 2035 Portfolio - Adviser Class*	Class
ING Index Solution 2045 Portfolio - Adviser Class*	ING Thornburg Value Portfolio - Adviser Class
ING Index Solution Income Portfolio - Adviser Class*	ING Thornburg Value Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class	Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING Small Company Portfolio - Class S
Class	ING U.S. Bond Index Portfolio - Class I*
ING UBS U.S. Large Cap Equity Portfolio - Service	ING Variable Products Trust:
Class	ING International Value Portfolio - Class I
ING Van Kampen Comstock Portfolio - Adviser Class	ING International Value Portfolio - Class S
ING Van Kampen Comstock Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING MidCap Opportunities Portfolio - Class S
Adviser Class	ING SmallCap Opportunities Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING SmallCap Opportunities Portfolio - Class S
Initial Class	Janus Aspen Series:
ING Van Kampen Equity and Income Portfolio -	Janus Aspen Series Balanced Portfolio - Institutional
Service Class	Shares
ING Series Fund, Inc.:	Janus Aspen Series Enterprise Portfolio - Institutional
ING Growth and Income Fund - Class A**	Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Flexible Bond Portfolio -
ING Strategic Allocation Conservative Portfolio -	Institutional Shares
Class I	Janus Aspen Series Janus Portfolio - Institutional
ING Strategic Allocation Growth Portfolio - Class I	Shares
ING Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Worldwide Portfolio -
ING Variable Funds:	Institutional Shares
ING Growth and Income Portfolio - Class A	The Lazard Funds, Inc.:
ING Growth and Income Portfolio - Class I	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING Growth and Income Portfolio - Class S	LKCM Funds:
ING Variable Insurance Trust:	LKCM Aquinas Growth Fund
ING GET U.S. Core Portfolio - Series 5	Loomis Sayles Funds I:
ING GET U.S. Core Portfolio - Series 6	Loomis Sayles Small Cap Value Fund - Retail Class*
ING GET U.S. Core Portfolio - Series 7	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 9	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 10	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 11	Lord Abbett Series Fund, Inc.:
ING Variable Portfolios, Inc.:	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING BlackRock Science and Technology	Class VC
Opportunities Portfolio - Class I	Massachusetts Investors Growth Stock Fund:
ING Index Plus LargeCap Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Index Plus LargeCap Portfolio - Class S	Morgan Stanley Institutional Fund Trust:
ING Index Plus MidCap Portfolio - Class I	Morgan Stanley U.S. Small Cap Value Portfolio -
ING Index Plus MidCap Portfolio - Class S	Class I*
ING Index Plus SmallCap Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Index Plus SmallCap Portfolio - Class S	Neuberger Berman Socially Responsive Fund® -
ING International Index Portfolio - Class I*	Trust Class
ING International Index Portfolio - Class S**	New Perspective Fund®, Inc.:
ING Opportunistic Large Cap Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING Russell™ Large Cap Growth Index Portfolio -	New Perspective Fund®, Inc. - Class R-4
Class I**	Oppenheimer Capital Appreciation Fund:
ING Russell™ Large Cap Growth Index Portfolio -	Oppenheimer Capital Appreciation Fund - Class A
Class S**	Oppenheimer Developing Markets Fund:
ING Russell™ Large Cap Index Portfolio - Class I*	Oppenheimer Developing Markets Fund - Class A
ING Russell™ Large Cap Value Index Portfolio -	Oppenheimer Variable Account Funds:
Class I**	Oppenheimer Global Securities/VA
ING Russell™ Large Cap Value Index Portfolio -	Oppenheimer Main Street Fund®/VA
Class S**	Oppenheimer Main Street Small Cap Fund®/VA
ING Russell™ Mid Cap Growth Index Portfolio -	Oppenheimer MidCap Fund/VA
Class S**	Oppenheimer Strategic Bond Fund/VA
ING Russell™ Mid Cap Index Portfolio - Class I*	Pax World Funds Series Trust I:
ING Russell™ Small Cap Index Portfolio - Class I*	Pax World Balanced Fund
ING Small Company Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

PIMCO Variable Insurance Trust:	Van Kampen Equity Trust:
PIMCO Real Return Portfolio - Administrative Class	Van Kampen Small Cap Value Fund - Class A**
Pioneer High Yield Fund:	Vanguard® Variable Insurance Fund:
Pioneer High Yield Fund - Class A	Diversified Value Portfolio
Pioneer Variable Contracts Trust:	Equity Income Portfolio
Pioneer Emerging Markets VCT Portfolio - Class I	Small Company Growth Portfolio
Pioneer High Yield VCT Portfolio - Class I	Wanger Advisors Trust:
Premier VIT:	Wanger International
Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger Select
RiverSource® Investment Series, Inc.:	Wanger USA
RiverSource® Diversified Equity Income Fund -	Washington Mutual Investors FundSM, Inc.:
Class R-3**	Washington Mutual Investors FundSM, Inc. -
RiverSource® Diversified Equity Income Fund -	Class R-3
Class R-4*	Washington Mutual Investors FundSM, Inc. -
SmallCap World Fund, Inc.:	Class R-4
SMALLCAP World Fund® - Class R-4*	Wells Fargo Funds Trust:
T. Rowe Price Mid-Cap Value Fund, Inc.:	Wells Fargo Advantage Small Cap Value Fund -
T. Rowe Price Mid-Cap Value Fund - R Class	Class A
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:	* Division added in 2008
Templeton Foreign Fund - Class A	** Division added in 2009
Templeton Income Trust:
Templeton Global Bond Fund - Class A

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Franklin Mutual Series Fund Inc.:	Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	Mutual Discovery Fund - Class R
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Intermediate Bond Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Clarion Global Real Estate Portfolio -	ING Global Real Estate Portfolio - Institutional
Institutional Class	Class
ING Clarion Real Estate Portfolio - Institutional	ING Van Kampen Real Estate Portfolio -
Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service
Class
ING Growth and Income Portfolio II - Service	ING Legg Mason Value Portfolio - Service Class
Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity
Institutional Class	Portfolio - Institutional Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity
Service Class	Portfolio - Service Class
ING Money Market Portfolio:	ING VP Money Market Portfolio:
ING Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class I
ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Service	ING Columbia Small Cap Value II Portfolio -
Class	Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative
Class I	Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio -
Class I
ING Strategic Allocation Moderate Portfolio -	ING VP Strategic Allocation Moderate Portfolio -
Class I	Class I
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class A	ING VP Growth and Income Portfolio - Class A
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S	ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class I	Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class S	ING VP Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio -
Class I
ING Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class I
ING Small Company Portfolio - Class S	ING VP Small Company Portfolio - Class S
ING U.S. Bond Index Portfolio - Class I	ING Lehman Brothers U.S. Aggregate Bond
Index® Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class I	ING VP International Value Portfolio - Class I
ING International Value Portfolio - Class S	ING VP International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio -
Class I
ING MidCap Opportunities Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio -
Class I
ING SmallCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio -
Class S
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio -	Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares	Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional	Janus Aspen Series Large Cap Growth Portfolio -
Shares	Institutional Shares
Janus Aspen Series Worldwide Portfolio -	Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares	Institutional Shares
Premier VIT:	Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2009, the following Divisions were closed to contractowners:

ING Equity Trust:
ING Financial Services Fund - Class A
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING Growth and Income Portfolio II - Service Class
ING Index Plus International Equity Portfolio - Institutional Class
ING Index Plus International Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class
ING American Century Large Company Value Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class I

The following Divisions were available to contractowners during 2009 but had no net assets as of December 31, 2009:

ING Investors Trust:
ING Pioneer Mid Cap Value Portfolio - Adviser Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were offered during 2009, but had no activity as of
December 31, 2009:

AIM Equity Funds:	BlackRock Large Cap Series Funds, Inc.:
AIM Charter Fund - Class A	BlackRock Large Cap Value Fund - Investor A
AIM Constellation Fund - Class A	Calvert World Values Fund, Inc.:
AIM Investment Securities Funds:	Calvert Capital Accumulation Fund - Class A
AIM Income Fund - Class A	Capital World Growth and Income FundSM, Inc:
AIM Stock Funds:	Capital World Growth and Income FundSM - Class R-
AIM Dynamics Fund - Investor Class	4
The Alger Funds:	Capital World Growth and Income FundSM - Class R-
Alger SmallCap Growth Fund - Class A	5
Allianz Funds:	Columbia Acorn Trust:
Allianz NFJ Small-Cap Value Fund - Institutional	ColumbiaSM Acorn USA® - Class A
Class	Davis New York Venture Fund, Inc.:
American Balanced Fund®, Inc.:	Davis New York Venture Fund - Class R
American Balanced Fund® - Class R-4	DFA Investment Dimensions Group, Inc.:
American Century Mutual Funds:	DFA International Small Company Portfolio -
American Century Ultra® Fund - A Class	Institutional Class
Artisan Funds, Inc.:	Dodge & Cox Funds:
Artisan International Value Fund - Investor Shares	Dodge & Cox International Stock Fund

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Advisor Series I:	ING Series Fund, Inc.:
Fidelity® Advisor Balanced Fund - Class T	ING Balanced Fund - Class A
Fidelity® Advisor Equity Growth Fund - Class T	ING Index Plus LargeCap Fund - Class A
Fidelity® Advisor Equity Income Fund - Class T	ING Index Plus MidCap Fund - Class A
Fidelity® Advisor Growth Opportunities Fund -	ING Index Plus MidCap Fund - Class R
Class T	ING Index Plus SmallCap Fund - Class A
Fidelity® Advisor Leveraged Company Stock Fund -	ING Money Market Fund - Class A
Institutional Class	ING Small Company Fund - Class A
Fidelity® Variable Insurance Products:	ING Strategic Allocation Conservative Fund - Class A
Fidelity® VIP Equity-Income Portfolio - Service	ING Strategic Allocation Growth Fund - Class A
Class 2	ING Strategic Allocation Moderate Fund - Class A
Fidelity® VIP Growth Portfolio - Service Class 2	ING Variable Portfolios, Inc.:
Fidelity® Variable Insurance Products II:	ING BlackRock Science and Technology
Fidelity® VIP Contrafund® Portfolio - Service	Opportunities Portfolio - Class S
Class 2	ING Opportunistic Large Cap Portfolio - Class S
Fidelity® Variable Insurance Products III:	ING RussellTM Large Cap Index Portfolio - Class S
Fidelity® VIP Mid Cap Portfolio - Initial Class	Janus Aspen Series:
Franklin Value Investors Trust:	Janus Aspen Series Overseas Portfolio - Institutional
Franklin Balance Sheet Investment Fund - Class A	Shares
Goldman Sachs Trust:	Janus Investment Fund:
Goldman Sachs Capital Growth Fund - Class A	Janus Contrarian Fund - Class J Shares
Goldman Sachs International Equity Fund - Class A	Keeley Small Cap Value Fund, Inc.:
The Growth Fund of America®, Inc.:	Keeley Small Cap Value Fund - Class A
The Growth Fund of America® - Class R-5	The Lazard Funds, Inc.:
ING Equity Trust:	Lazard Emerging Markets Equity Portfolio - Open
ING Growth Opportunities Fund - Class A	Shares
ING SmallCap Opportunities Fund - Class A	Lazard International Equity Portfolio - Open Shares
ING Funds Trust:	Lazard U.S. Small-Mid Cap Equity Portfolio - Open
ING Intermediate Bond Fund - Class I	Shares
ING Investors Trust:	Legg Mason Special Investment Trust, Inc.:
ING Artio Foreign Portfolio - Institutional Class	Legg Mason Special Investment Trust, Inc. - Class C
ING Evergreen Omega Portfolio - Institutional Class	Loomis Sayles Fund II:
ING FMRSM Diversified Mid Cap Portfolio - Adviser	Loomis Sayles Investment Grade Bond Fund -
Class	Class Y
ING Marsico Growth Portfolio - Adviser Class	MFS® Series Trust II:
ING Mayflower Trust:	MFS® Growth Fund - Class A
ING International Value Fund - Class A	MFS® Series Trust V:
ING Mutual Funds:	MFS® Research Fund - Class A
ING Global Real Estate Fund - Class I	MFS® Total Return Fund - Class A
ING Global Value Choice Fund - Class A	MFS® Total Return Fund - Class I
ING Partners, Inc.:	MFS® Series Trust VI:
ING Davis New York Venture Portfolio - Adviser	MFS® Global Equity Fund - Class A
Class	Morgan Stanley Institutional Trust:
ING Index Solution 2015 Portfolio - Initial Class	Morgan Stanley Institutional Fund Trust Mid Cap
ING Index Solution 2015 Portfolio - Service Class	Growth Portfolio - Class P
ING Index Solution 2025 Portfolio - Initial Class	Morgan Stanley Institutional Fund Trust U.S. Small
ING Index Solution 2025 Portfolio - Service Class	Cap Value Portfolio - Class P
ING Index Solution 2035 Portfolio - Initial Class	Oppenheimer Capital Income Fund:
ING Index Solution 2035 Portfolio - Service Class	Oppenheimer Capital Income Fund - Class A
ING Index Solution 2045 Portfolio - Initial Class	Oppenheimer Champion Income Fund:
ING Index Solution 2045 Portfolio - Service Class	Oppenheimer Champion Income Fund - Class A
ING Index Solution Income Portfolio - Initial Class	Oppenheimer Global Fund:
ING Index Solution Income Portfolio - Service Class	Oppenheimer Global Fund - Class A
ING Thornburg Value Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Integrity Funds:	T. Rowe Price Science and Technology Fund, Inc.:
Oppenheimer Core Bond Fund - Class A	T. Rowe Price Science and Technology Fund -
Oppenheimer International Bond Fund:	Advisor Class
Oppenheimer International Bond Fund - Class Y	Thornburg Investment Trust:
Oppenheimer International Small Company Fund:	Thornburg Core Growth Fund - Class R5
Oppenheimer International Small Company Fund -	Vanguard® Index Funds:
Class A	Vanguard® 500 Index Fund - Investor Shares
Oppenheimer International Small Company Fund -	Vanguard® 500 Index Fund - SignalTM Shares
Class Y	Vanguard® Extended Market Index Fund - SignalTM
Parnassus Income Funds:	Shares
Parnassus Investments Equity Income Fund - Investor	Vanguard® Mid-Cap Index Fund - SignalTM Shares
Shares	Vanguard® Small-Cap Index Fund - SignalTM
Pioneer Equity Income Fund:	Shares
Pioneer Equity Income Fund - Class A	Vanguard® Total Bond Market Index Fund -
Pioneer Variable Contracts Trust:	SignalTM Shares
Pioneer Equity-Income VCT Portfolio - Class II	Vanguard® Total Stock Market Index Fund -
Prudential Investment Portfolios, Inc.:	SignalTM Shares
Jennison Equity Opportunity Fund - Class A	Vanguard® Institutional Index Fund:
Jennison Growth Fund - Class A	Vanguard® Institutional Index Fund - Institutional
RiverSource® Investment Series, Inc.:	Shares
RiverSource® Diversified Equity Income Fund -	Wells Fargo Funds Trust:
Class R5	Wells Fargo Advantage Mid Cap Disciplined Fund -
RiverSource® Mid Cap Value Fund - Class R5	Administrator Class

Effective October 7, 2008, ING Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Related Party Transactions

During the year ended December 31, 2009, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Balanced Portfolio,
Inc., ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, and ING Variable Portfolios, Inc. The annual fee rate ranged from 0.08% to 0.99% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 1,956	$ 150	$ 115 $	58
AIM Small Cap Growth Fund - Class A	3	-	14	8
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	44	35	45	19
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	1,297	2,044	1,530	3,480
AIM V.I. Core Equity Fund - Series I Shares	3,081	4,023	5,020	6,612
The Alger Fund II:
Alger Green Fund - Class A	1,099	120	-	-
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	47	28	127	18
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	139	139	183	106
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	124	3	-	-
Allianz NFJ Large-Cap Value Fund - Institutional Class	778	344	1,183	373
Allianz NFJ Small-Cap Value Fund - Class A	169	41	159	114
Amana Mutual Funds Trust:
Amana Growth Fund	5,191	111	36	-
Amana Income Fund	9,758	249	46	-
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,252	383	1,324	1,956
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	9,501	523	-	-
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	693	362	1,028	864
Ariel Investment Trust:
Ariel Appreciation Fund	143	198	178	60
Ariel Fund	313	148	353	121
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,554	367	985	572
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A
Shares	277	33	-	-
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	4,973	1,293	2,871	771
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	2,761	4,030	3,688	8,210
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	14	-	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	1,394	316	1,288	136

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	$ 938	$ 199	$ 1,696 $	41
Columbia Mid Cap Value Fund - Class Z	890	414	876	96
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	66	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	57	25	61	19
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	13	-	-	-
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	2,475	1,051	3,250	666
EuroPacific Growth Fund® - Class R-4	36,287	6,354	63,122	9,451
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	6,770	5,072	8,381	11,051
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	14,983	19,963	17,331	54,245
Fidelity® VIP Growth Portfolio - Initial Class	4,888	14,995	7,959	29,689
Fidelity® VIP High Income Portfolio - Initial Class	3,807	1,703	1,529	1,790
Fidelity® VIP Overseas Portfolio - Initial Class	3,314	4,004	12,038	11,131
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	53,592	47,901	83,323	86,879
Fidelity® VIP Index 500 Portfolio - Initial Class	9,154	5,369	8,380	11,595
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,336	879	4,930	711
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,970	1,408	6,406	2,242
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	1,065	314	1,015	541
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	132	126	167	256
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	14,896	6,520	21,785	11,910
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	462	22	13	-
Fundamental InvestorsSM, Inc. - Class R-4	9,754	529	9,789	179
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	3,278	1,307	3,608	749
The Growth Fund of America® - Class R-4	36,478	6,825	51,599	9,231
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	477	520	787	255
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	29,437	45,467	61,094	83,578
ING Equity Trust:
ING Financial Services Fund - Class A	5	84	44	15
ING Real Estate Fund - Class A	392	468	559	354

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Funds Trust:
ING GNMA Income Fund - Class A	$ 2,513	$ 542	$ 1,665	$ 316
ING Intermediate Bond Fund - Class A	957	836	1,496	473
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	46,741	32,627	53,907	58,206
ING Intermediate Bond Portfolio - Class S	167	48	199	195
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	357	2,908	2,079	1,463
ING Artio Foreign Portfolio - Service Class	4,504	6,638	13,668	7,771
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,531	6,118	12,968	12,086
ING BlackRock Large Cap Growth Portfolio - Service Class	84	41	91	-
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	109	52	65	54
ING Clarion Global Real Estate Portfolio - Institutional Class	7,385	4,547	55,853	3,461
ING Clarion Real Estate Portfolio - Institutional Class	1,904	1,444	579	141
ING Clarion Real Estate Portfolio - Service Class	6,238	2,811	14,906	3,853
ING Evergreen Health Sciences Portfolio - Service Class	2,308	1,384	4,792	1,090
ING Evergreen Omega Portfolio - Service Class	443	201	51	15
ING FMRSM Diversified Mid Cap Portfolio - Service Class	10,690	913	14,704	929
ING Global Resources Portfolio - Institutional Class	-	5	7	1
ING Global Resources Portfolio - Service Class	16,997	11,089	62,056	21,226
ING Growth and Income Portfolio II - Service Class	483	2,176	2,060	2,385
ING Index Plus International Equity Portfolio - Institutional Class	1,896	14,635	9,708	5,196
ING Index Plus International Equity Portfolio - Service Class	469	3,783	2,191	1,919
ING Janus Contrarian Portfolio - Service Class	4,511	2,053	9,329	546
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class	176	91	353	271
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	8,778	3,854	8,100	9,806
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,630	3,619	10,292	13,457
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,258	488	1,471	730
ING JPMorgan Value Opportunities Portfolio - Institutional Class	169	194	31	45
ING JPMorgan Value Opportunities Portfolio - Service Class	844	2,064	851	703
ING Lord Abbett Affiliated Portfolio - Institutional Class	3,665	9,271	21,601	16,868
ING Lord Abbett Affiliated Portfolio - Service Class	105	45	418	51
ING Marsico Growth Portfolio - Institutional Class	1,736	1,146	9,787	1,675
ING Marsico Growth Portfolio - Service Class	98	137	1,626	5,168
ING Marsico International Opportunities Portfolio - Adviser Class	97	11	166	77
ING Marsico International Opportunities Portfolio - Service Class	1,571	1,608	5,157	3,756
ING MFS Total Return Portfolio - Adviser Class	434	153	346	175
ING MFS Total Return Portfolio - Institutional Class	4,071	4,809	12,205	15,394
ING MFS Total Return Portfolio - Service Class	3,531	3,619	6,317	6,069
ING MFS Utilities Portfolio - Service Class	5,449	2,782	14,547	6,817
ING Oppenheimer Main Street Portfolio® - Service Class	704	2,176	2,111	1,886
ING PIMCO High Yield Portfolio - Institutional Class	3,106	787	525	479
ING PIMCO High Yield Portfolio - Service Class	7,653	2,034	4,100	3,544
ING Pioneer Equity Income Portfolio - Institutional Class	11,788	13,441	21,573	15,558
ING Pioneer Equity Income Portfolio - Service Class	3	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Institutional Class	$ 2,580	$ 1,932	$ 3,838	$ 1,752
ING Pioneer Fund Portfolio - Service Class	180	12	68	15
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	2	8	5
ING Pioneer Mid Cap Value Portfolio - Institutional Class	8,237	5,869	16,615	9,295
ING Pioneer Mid Cap Value Portfolio - Service Class	108	31	273	11
ING Stock Index Portfolio - Institutional Class	944	123	746	468
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	53,973	8,612	76,797	6,029
ING T. Rowe Price Equity Income Portfolio - Adviser Class	319	98	744	356
ING T. Rowe Price Equity Income Portfolio - Service Class	20,324	3,903	29,676	6,860
ING Templeton Global Growth Portfolio - Institutional Class	165	421	238	113
ING Templeton Global Growth Portfolio - Service Class	1,140	494	1,075	385
ING Van Kampen Capital Growth Portfolio - Institutional Class	3,292	3,884	739	186
ING Van Kampen Capital Growth Portfolio - Service Class	129	313	322	114
ING Van Kampen Growth and Income Portfolio - Service Class	3,956	2,134	7,260	3,708
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	737	527	1,118	656
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	46,792	184,310	198,085	164,200
ING Mutual Funds:
ING Global Real Estate Fund - Class A	25	-	-	-
ING International Capital Appreciation Fund - Class I	3	-	-	-
ING International Growth Opportunities Fund - Class Q	3	12	4	-
ING International SmallCap Multi-Manager Fund - Class A	283	459	597	269
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser
Class	24	101	68	-
ING American Century Large Company Value Portfolio - Service
Class	286	3,066	3,172	1,055
ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	18	14	96	64
ING American Century Small-Mid Cap Value Portfolio - Service
Class	7,999	2,561	7,460	2,970
ING Baron Asset Portfolio - Service Class	750	625	1,012	620
ING Baron Small Cap Growth Portfolio - Adviser Class	601	60	278	172
ING Baron Small Cap Growth Portfolio - Service Class	13,190	4,239	15,624	9,389
ING Columbia Small Cap Value Portfolio - Adviser Class	18	-	-	-
ING Columbia Small Cap Value Portfolio - Service Class	505	281	706	129
ING Davis New York Venture Portfolio - Service Class	2,653	1,371	3,980	1,471
ING Fidelity® VIP Mid Cap Portfolio - Service Class	3,095	1,294	7,228	366
ING Index Solution 2015 Portfolio - Adviser Class	221	106	37	-
ING Index Solution 2025 Portfolio - Adviser Class	507	1	80	-
ING Index Solution 2035 Portfolio - Adviser Class	242	2	50	-
ING Index Solution 2045 Portfolio - Adviser Class	118	-	6	-
ING Index Solution Income Portfolio - Adviser Class	79	29	1	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	40	43	222	206
ING JPMorgan Mid Cap Value Portfolio - Service Class	3,261	2,730	5,508	5,303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
Class	$ 71	$ 51	$ 24	$ 23
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	2,295	9,351	1,877	20,540
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	33	40	105	6
ING Neuberger Berman Partners Portfolio - Service Class	1,355	3,505	2,501	802
ING Oppenheimer Global Portfolio - Adviser Class	191	145	219	135
ING Oppenheimer Global Portfolio - Initial Class	28,987	41,623	71,401	115,339
ING Oppenheimer Global Portfolio - Service Class	118	13	168	137
ING Oppenheimer Strategic Income Portfolio - Adviser Class	148	200	323	260
ING Oppenheimer Strategic Income Portfolio - Initial Class	18,280	12,530	27,530	15,665
ING Oppenheimer Strategic Income Portfolio - Service Class	393	92	317	3,908
ING PIMCO Total Return Portfolio - Adviser Class	592	291	878	491
ING PIMCO Total Return Portfolio - Service Class	78,253	14,633	49,759	20,018
ING Pioneer High Yield Portfolio - Initial Class	8,590	2,273	2,788	1,810
ING Pioneer High Yield Portfolio - Service Class	50	5	36	8
ING Solution 2015 Portfolio - Adviser Class	3,484	1,582	6,088	1,242
ING Solution 2015 Portfolio - Service Class	12,831	2,590	13,824	5,036
ING Solution 2025 Portfolio - Adviser Class	4,269	1,407	7,199	1,100
ING Solution 2025 Portfolio - Service Class	18,954	2,684	21,652	4,941
ING Solution 2035 Portfolio - Adviser Class	4,059	919	6,053	570
ING Solution 2035 Portfolio - Service Class	16,109	942	17,035	2,269
ING Solution 2045 Portfolio - Adviser Class	3,224	651	3,343	645
ING Solution 2045 Portfolio - Service Class	12,290	612	11,939	1,802
ING Solution Growth and Income Portfolio - Service Class	1,104	383	908	250
ING Solution Growth Portfolio - Service Class	589	122	443	210
ING Solution Income Portfolio - Adviser Class	1,281	1,588	3,604	986
ING Solution Income Portfolio - Service Class	3,049	1,445	4,348	3,037
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	58	57	193	104
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	9,357	16,669	57,324	37,143
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	135	173	152	113
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	116	103	705	490
ING T. Rowe Price Growth Equity Portfolio - Initial Class	10,974	11,145	23,639	29,782
ING T. Rowe Price Growth Equity Portfolio - Service Class	270	150	688	129
ING Templeton Foreign Equity Portfolio - Adviser Class	33	14	273	38
ING Templeton Foreign Equity Portfolio - Initial Class	5,039	9,310	140,891	13,745
ING Templeton Foreign Equity Portfolio - Service Class	25	23	2,081	7,239
ING Thornburg Value Portfolio - Adviser Class	36	29	67	81
ING Thornburg Value Portfolio - Initial Class	8,914	6,743	3,720	12,256
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	28	10	54	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	3,241	8,840	4,316	18,834
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	-	3	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Van Kampen Comstock Portfolio - Adviser Class	$ 49	$ 22	$ 217	$ 230
ING Van Kampen Comstock Portfolio - Service Class	4,594	6,774	9,513	17,225
ING Van Kampen Equity and Income Portfolio - Adviser Class	121	15	352	92
ING Van Kampen Equity and Income Portfolio - Initial Class	9,358	26,427	36,380	45,544
ING Van Kampen Equity and Income Portfolio - Service Class	46	74	85	50
ING Series Fund, Inc.:
ING Growth and Income Fund - Class A	128	27	-	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	6,113	4,828	8,346	7,613
ING Strategic Allocation Growth Portfolio - Class I	12,607	5,232	16,895	12,408
ING Strategic Allocation Moderate Portfolio - Class I	11,759	6,010	15,058	11,023
ING Variable Funds:
ING Growth and Income Portfolio - Class A	58	97	747	340
ING Growth and Income Portfolio - Class I	18,945	104,037	24,117	227,614
ING Growth and Income Portfolio - Class S	522	83	412	35
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	384	17,614	1,514	4,867
ING GET U.S. Core Portfolio - Series 5	16	68	100	133
ING GET U.S. Core Portfolio - Series 6	44	287	447	512
ING GET U.S. Core Portfolio - Series 7	40	331	478	358
ING GET U.S. Core Portfolio - Series 8	13	429	176	134
ING GET U.S. Core Portfolio - Series 9	3	3	36	14
ING GET U.S. Core Portfolio - Series 10	2	1	15	3
ING GET U.S. Core Portfolio - Series 11	1	1	7	15
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	8,536	3,390	6,451	9,988
ING Index Plus LargeCap Portfolio - Class I	15,574	25,583	38,938	66,777
ING Index Plus LargeCap Portfolio - Class S	11	21	312	136
ING Index Plus MidCap Portfolio - Class I	15,518	16,645	54,014	46,260
ING Index Plus MidCap Portfolio - Class S	153	35	241	127
ING Index Plus SmallCap Portfolio - Class I	8,025	9,573	15,010	25,686
ING Index Plus SmallCap Portfolio - Class S	56	17	31	41
ING International Index Portfolio - Class I	18,581	1,131	436	158
ING International Index Portfolio - Class S	17	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	1,178	36,540	2,644	8,345
ING Opportunistic Large Cap Portfolio - Class I	37,556	7,752	13,379	13,020
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,553	1,230	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	328	27	-	-
ING Russell™ Large Cap Index Portfolio - Class I	7,144	1,861	2,937	158
ING Russell™ Large Cap Value Index Portfolio - Class I	90	21	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	2,161	498	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,829	128	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	1,804	417	1,810	396
ING Russell™ Small Cap Index Portfolio - Class I	1,295	344	1,010	181
ING Small Company Portfolio - Class I	6,351	7,667	26,182	18,555

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Small Company Portfolio - Class S	$ 17	$ 24	$ 127	$ 53
ING U.S. Bond Index Portfolio - Class I	3,370	1,062	2,310	783
ING Variable Products Trust:
ING International Value Portfolio - Class I	11,002	10,812	37,177	19,325
ING International Value Portfolio - Class S	54	71	331	258
ING MidCap Opportunities Portfolio - Class I	1,887	1,245	5,673	1,822
ING MidCap Opportunities Portfolio - Class S	130	17	198	94
ING SmallCap Opportunities Portfolio - Class I	2,131	1,389	4,958	2,360
ING SmallCap Opportunities Portfolio - Class S	11	13	117	55
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	40	55	67	123
Janus Aspen Series Enterprise Portfolio - Institutional Shares	21	39	118	152
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	12	55	17	19
Janus Aspen Series Janus Portfolio - Institutional Shares	5	23	61	81
Janus Aspen Series Worldwide Portfolio - Institutional Shares	14	47	194	227
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	663	103	351	79
LKCM Funds:
LKCM Aquinas Growth Fund	68	68	75	9
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,362	193	878	20
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	185	83	292	249
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	147	202	300	352
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	4,309	9,443	9,774	21,917
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	73	264	163	293
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	1,127	574	1,439	340
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	1,198	433	1,656	372
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	650	390	1,158	687
New Perspective Fund®, Inc. - Class R-4	8,848	3,325	25,476	3,823
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	138	135	169	113
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	38,842	9,605	59,067	27,303
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	31	77	107	209
Oppenheimer Main Street Fund®/VA	1	8	8	10
Oppenheimer Main Street Small Cap Fund®/VA	2,117	748	1,591	813
Oppenheimer MidCap Fund/VA	-	3	-	3
Oppenheimer Strategic Bond Fund/VA	3	22	11	6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Pax World Funds Series Trust I:
Pax World Balanced Fund	$ 5,679	$ 4,710	$ 12,104 $	5,484
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	44,680	6,642	53,532	10,821
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,194	535	1,074	238
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	9,342	3,791	14,277	10,479
Pioneer Equity Income VCT Portfolio - Class I	44	44	320	1,310
Pioneer High Yield VCT Portfolio - Class I	4,453	2,287	4,106	3,519
Pioneer Mid Cap Value VCT Portfolio - Class I	51	51	166	582
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	3,780	610	3,765	413
RiverSource® Investment Series, Inc.:
RiverSource® Diversified Equity Income Fund - Class R-3	222	7	-	-
RiverSource® Diversified Equity Income Fund - Class R-4	1,720	519	1,830	97
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	2,111	386	765	104
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	168	176	177	84
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	42	1	14	3
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	286	151	420	331
Templeton Income Trust:
Templeton Global Bond Fund - Class A	34,297	5,757	50,189	8,888
Van Kampen Equity Trust:
Van Kampen Small Cap Value Fund - Class A	70	2	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	11	17	25	7
Equity Income Portfolio	55	19	94	108
Small Company Growth Portfolio	9	6	26	1
Wanger Advisors Trust:
Wanger International	6,318	2,204	7,705	3,515
Wanger Select	11,134	2,853	11,319	7,280
Wanger USA	3,806	1,230	6,380	1,897
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	661	989	1,406	682
Washington Mutual Investors FundSM, Inc. - Class R-4	9,128	5,061	12,794	9,546
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	18	3	38	7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	189,583	32,854	156,729	12,951	9,343	3,608
AIM Small Cap Growth Fund - Class A	356	1	355	1,137	1,179	(42)
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	1,737	1,400	337	3,002	2,200	802
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	601,116	691,603	(90,487)	760,617	941,265	(180,648)
AIM V.I. Core Equity Fund - Series I Shares	898,241	1,058,442	(160,201)	1,270,407	1,486,860	(216,453)
The Alger Fund II:
Alger Green Fund - Class A	128,151	37,583	90,568	-	-	-
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	23,403	21,093	2,310	24,695	15,092	9,603
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	18,493	19,345	(852)	9,648	10,558	(910)
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	21,562	10,573	10,989	-	-	-
Allianz NFJ Large-Cap Value Fund - Institutional Class	125,348	54,442	70,906	148,552	54,015	94,537
Allianz NFJ Small-Cap Value Fund - Class A	22,926	12,334	10,592	10,657	10,196	461
Amana Mutual Funds Trust:
Amana Growth Fund	598,954	58,076	540,878	4,930	1	4,929
Amana Income Fund	1,053,817	83,411	970,406	5,711	(2)	5,713
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	259,494	174,659	84,835	200,602	267,883	(67,281)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	970,926	124,494	846,432	-	-	-
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	176,895	138,224	38,671	216,423	203,459	12,964

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Ariel Investment Trust:
Ariel Appreciation Fund	29,135	30,605	(1,470)	45,372	37,472	7,900
Ariel Fund	84,795	61,462	23,333	65,680	32,658	33,022
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	262,712	87,125	175,587	278,603	221,622	56,981
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	24,067	3,401	20,666	-	-	-
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	657,902	275,615	382,287	339,680	118,152	221,528
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	339,058	436,345	(97,287)	511,652	762,918	(251,266)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	1,129	1	1,128	-	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	190,973	42,502	148,471	147,291	20,951	126,340
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	191,968	79,695	112,273	269,870	11,555	258,315
Columbia Mid Cap Value Fund - Class Z	128,854	58,761	70,093	101,124	9,742	91,382
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	10,962	5,206	5,756	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	5,473	2,374	3,099	4,775	2,013	2,762
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	1,101	-	1,101	-	-	-
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	396,218	297,913	98,305	370,363	233,872	136,491
EuroPacific Growth Fund® - Class R-4	4,883,302	2,824,983	2,058,319	7,070,003	4,356,252	2,713,751
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	1,105,049	958,702	146,347	1,324,898	1,444,352	(119,454)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,214,042	3,734,349	(520,307)	4,189,021	5,987,003	(1,797,982)
Fidelity® VIP Growth Portfolio - Initial Class	2,914,425	3,518,809	(604,384)	3,977,068	4,725,593	(748,525)
Fidelity® VIP High Income Portfolio - Initial Class	456,314	285,403	170,911	223,272	301,391	(78,119)
Fidelity® VIP Overseas Portfolio - Initial Class	674,438	747,193	(72,755)	1,109,004	1,385,792	(276,788)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,437,181	12,096,628	340,553	12,028,758	12,280,285	(251,527)
Fidelity® VIP Index 500 Portfolio - Initial Class	679,668	633,917	45,751	671,547	885,397	(213,850)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	371,130	143,058	228,072	350,921	121,379	229,542
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	129,145	118,865	10,280	280,484	201,562	78,922
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	149,512	93,222	56,290	111,234	88,706	22,528
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	31,797	31,630	167	53,946	59,363	(5,417)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,849,172	1,493,670	355,502	2,386,371	2,172,012	214,359
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	74,129	13,763	60,366	2,188	-	2,188
Fundamental InvestorsSM, Inc. - Class R-4	1,786,581	440,942	1,345,639	1,469,391	114,820	1,354,571
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	753,521	536,030	217,491	617,227	383,947	233,280
The Growth Fund of America® - Class R-4	7,328,391	4,305,334	3,023,057	8,883,524	5,402,023	3,481,501
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	121,787	131,043	(9,256)	141,162	103,420	37,742
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	2,763,347	4,160,361	(1,397,014)	2,918,839	6,598,521	(3,679,682)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Equity Trust:
ING Financial Services Fund - Class A	922	15,889	(14,967)	11,805	8,585	3,220
ING Real Estate Fund - Class A	66,555	76,982	(10,427)	68,114	56,725	11,389
ING Funds Trust:
ING GNMA Income Fund - Class A	258,970	109,364	149,606	172,356	59,936	112,420
ING Intermediate Bond Fund - Class A	161,257	169,917	(8,660)	224,313	151,391	72,922
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	6,530,718	6,637,935	(107,217)	5,513,773	6,888,917	(1,375,144)
ING Intermediate Bond Portfolio - Class S	13,869	3,156	10,713	11,030	12,550	(1,520)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	106,675	383,984	(277,309)	224,325	229,040	(4,715)
ING Artio Foreign Portfolio - Service Class	900,246	1,131,472	(231,226)	1,378,474	1,379,620	(1,146)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,855,248	2,199,746	(344,498)	2,087,443	3,158,777	(1,071,334)
ING BlackRock Large Cap Growth Portfolio - Service Class	20,155	15,263	4,892	10,015	1,831	8,184
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	15,875	6,805	9,070	5,376	7,011	(1,635)
ING Clarion Global Real Estate Portfolio - Institutional Class	1,952,084	1,638,079	314,005	6,215,671	854,577	5,361,094
ING Clarion Real Estate Portfolio - Institutional Class	245,040	204,183	40,857	45,440	21,480	23,960
ING Clarion Real Estate Portfolio - Service Class	1,710,024	1,309,265	400,759	1,923,211	1,175,859	747,352
ING Evergreen Health Sciences Portfolio - Service Class	484,926	387,974	96,952	666,860	377,032	289,828
ING Evergreen Omega Portfolio - Service Class	44,312	19,375	24,937	5,436	1,664	3,772
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,569,633	603,000	966,633	1,618,664	541,459	1,077,205
ING Global Resources Portfolio - Institutional Class	-	624	(624)	-	112	(112)
ING Global Resources Portfolio - Service Class	4,154,286	3,449,907	704,379	6,214,891	4,986,705	1,228,186
ING Growth and Income Portfolio II - Service Class	126,934	418,375	(291,441)	270,131	368,522	(98,391)
ING Index Plus International Equity Portfolio - Institutional Class	361,727	2,314,168	(1,952,441)	752,324	940,171	(187,847)
ING Index Plus International Equity Portfolio - Service Class	85,250	538,755	(453,505)	158,852	317,248	(158,396)
ING Janus Contrarian Portfolio - Service Class	1,054,299	647,786	406,513	1,062,516	180,583	881,933
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	15,326	7,566	7,760	19,443	20,120	(677)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	896,062	581,232	314,830	718,580	988,140	(269,560)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	844,046	660,999	183,047	991,706	1,276,669	(284,963)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	190,256	106,877	83,379	158,631	111,732	46,899
ING JPMorgan Value Opportunities Portfolio - Institutional Class	27,839	32,001	(4,162)	2,533	4,854	(2,321)
ING JPMorgan Value Opportunities Portfolio - Service Class	151,794	322,134	(170,340)	129,333	125,480	3,853
ING Lord Abbett Affiliated Portfolio - Institutional Class	2,092,725	2,889,702	(796,977)	3,326,566	4,734,056	(1,407,490)
ING Lord Abbett Affiliated Portfolio - Service Class	65,186	57,017	8,169	31,055	5,349	25,706
ING Marsico Growth Portfolio - Institutional Class	414,301	330,347	83,954	1,046,857	249,585	797,272
ING Marsico Growth Portfolio - Service Class	19,214	24,619	(5,405)	130,652	417,523	(286,871)
ING Marsico International Opportunities Portfolio - Adviser Class	13,006	1,883	11,123	16,659	10,866	5,793
ING Marsico International Opportunities Portfolio - Service Class	330,672	345,390	(14,718)	512,497	495,535	16,962
ING MFS Total Return Portfolio - Adviser Class	45,398	15,605	29,793	25,026	18,372	6,654
ING MFS Total Return Portfolio - Institutional Class	811,812	1,020,503	(208,691)	882,143	2,148,919	(1,266,776)
ING MFS Total Return Portfolio - Service Class	540,532	568,631	(28,099)	561,070	858,965	(297,895)
ING MFS Utilities Portfolio - Service Class	789,309	689,729	99,580	1,283,623	1,137,644	145,979
ING Oppenheimer Main Street Portfolio® - Service Class	147,852	323,939	(176,087)	243,625	226,131	17,494
ING PIMCO High Yield Portfolio - Institutional Class	303,751	98,866	204,885	54,117	54,831	(714)
ING PIMCO High Yield Portfolio - Service Class	964,144	500,365	463,779	629,697	621,427	8,270
ING Pioneer Equity Income Portfolio - Institutional Class	5,046,580	4,976,718	69,862	7,008,917	6,546,358	462,559
ING Pioneer Equity Income Portfolio - Service Class	387	-	387	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	563,240	487,456	75,784	621,653	497,276	124,377
ING Pioneer Fund Portfolio - Service Class	26,114	1,902	24,212	6,830	1,746	5,084
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	245	(245)	783	538	245
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,394,060	2,120,091	273,969	3,061,080	2,929,679	131,401
ING Pioneer Mid Cap Value Portfolio - Service Class	36,819	27,096	9,723	32,563	6,477	26,086
ING Stock Index Portfolio - Institutional Class	104,552	17,734	86,818	120,017	107,094	12,923
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	8,208,080	4,276,913	3,931,167	8,908,597	4,875,658	4,032,939
ING T. Rowe Price Equity Income Portfolio - Adviser Class	35,979	10,624	25,355	56,069	32,855	23,214
ING T. Rowe Price Equity Income Portfolio - Service Class	6,784,621	5,475,029	1,309,592	2,197,549	1,355,572	841,977
ING Templeton Global Growth Portfolio - Institutional Class	56,373	77,878	(21,505)	23,828	17,294	6,534
ING Templeton Global Growth Portfolio - Service Class	214,981	127,770	87,211	182,066	119,496	62,570
ING Van Kampen Capital Growth Portfolio - Institutional Class	610,530	676,612	(66,082)	96,631	30,549	66,082

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Capital Growth Portfolio - Service Class	16,373	37,371	(20,998)	31,601	16,949	14,652
ING Van Kampen Growth and Income Portfolio - Service Class	731,010	528,467	202,543	877,614	703,133	174,481
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	131,874	98,779	33,095	147,427	107,822	39,605
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	14,418,890	21,768,298	(7,349,408)	25,711,004	20,488,837	5,222,167
ING Mutual Funds:
ING Global Real Estate Fund - Class A	1,746	-	1,746	-	-	-
ING International Capital Appreciation Fund - Class I	231	14	217	-	-	-
ING International Growth Opportunities Fund - Class Q	445	1,340	(895)	251	-	251
ING International SmallCap Multi-Manager Fund - Class A	48,400	62,633	(14,233)	56,840	36,689	20,151
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	3,269	13,915	(10,646)	3,330	-	3,330
ING American Century Large Company Value Portfolio - Service Class	53,671	351,557	(297,886)	152,255	141,442	10,813
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	1,633	1,648	(15)	7,653	6,292	1,361
ING American Century Small-Mid Cap Value Portfolio - Service Class	2,167,525	1,759,978	407,547	642,768	530,000	112,768
ING Baron Asset Portfolio - Service Class	225,118	201,954	23,164	195,627	157,395	38,232
ING Baron Small Cap Growth Portfolio - Adviser Class	75,119	7,703	67,416	22,721	13,612	9,109
ING Baron Small Cap Growth Portfolio - Service Class	3,327,664	2,446,219	881,445	2,443,020	2,115,308	327,712
ING Columbia Small Cap Value Portfolio - Adviser Class	2,674	-	2,674	-	-	-
ING Columbia Small Cap Value Portfolio - Service Class	122,280	90,512	31,768	126,584	61,840	64,744
ING Davis New York Venture Portfolio - Service Class	403,609	297,989	105,620	429,149	269,610	159,539
ING Fidelity® VIP Mid Cap Portfolio - Service Class	235,699	181,311	54,388	644,350	62,151	582,199
ING Index Solution 2015 Portfolio - Adviser Class	24,530	9,849	14,681	4,707	(2)	4,709
ING Index Solution 2025 Portfolio - Adviser Class	66,094	30	66,064	11,318	-	11,318
ING Index Solution 2035 Portfolio - Adviser Class	34,745	301	34,444	7,489	4	7,485
ING Index Solution 2045 Portfolio - Adviser Class	16,601	111	16,490	973	-	973
ING Index Solution Income Portfolio - Adviser Class	8,970	3,093	5,877	112	-	112
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	3,418	4,845	(1,427)	14,310	15,736	(1,426)
ING JPMorgan Mid Cap Value Portfolio - Service Class	554,955	533,831	21,124	716,794	895,344	(178,550)
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	11,006	7,373	3,633	3,398	3,164	234

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,349,996	2,053,099	(703,103)	2,068,223	3,589,805	(1,521,582)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	12,662	13,294	(632)	10,294	1,190	9,104
ING Neuberger Berman Partners Portfolio - Service Class	263,499	623,837	(360,338)	351,721	191,937	159,784
ING Oppenheimer Global Portfolio - Adviser Class	11,157	6,119	5,038	13,040	10,145	2,895
ING Oppenheimer Global Portfolio - Initial Class	6,711,682	9,887,520	(3,175,838)	10,464,561	18,538,373	(8,073,812)
ING Oppenheimer Global Portfolio - Service Class	9,736	1,242	8,494	11,864	11,108	756
ING Oppenheimer Strategic Income Portfolio - Adviser Class	12,340	18,469	(6,129)	24,828	22,006	2,822
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,094,797	2,992,699	102,098	4,753,262	4,325,808	427,454
ING Oppenheimer Strategic Income Portfolio - Service Class	51,900	18,654	33,246	30,449	336,194	(305,745)
ING PIMCO Total Return Portfolio - Adviser Class	42,778	23,828	18,950	56,433	28,172	28,261
ING PIMCO Total Return Portfolio - Service Class	7,616,429	3,416,374	4,200,055	6,195,346	4,369,373	1,825,973
ING Pioneer High Yield Portfolio - Initial Class	1,017,428	478,388	539,040	303,304	260,075	43,229
ING Pioneer High Yield Portfolio - Service Class	5,526	1,877	3,649	9,605	7,619	1,986
ING Solution 2015 Portfolio - Adviser Class	708,028	564,424	143,604	755,877	352,694	403,183
ING Solution 2015 Portfolio - Service Class	1,921,891	981,529	940,362	2,065,621	1,332,946	732,675
ING Solution 2025 Portfolio - Adviser Class	995,774	691,384	304,390	904,991	412,861	492,130
ING Solution 2025 Portfolio - Service Class	3,025,023	1,315,890	1,709,133	3,058,307	1,616,896	1,441,411
ING Solution 2035 Portfolio - Adviser Class	887,912	537,460	350,452	766,635	320,528	446,107
ING Solution 2035 Portfolio - Service Class	2,558,142	878,535	1,679,607	2,337,613	1,052,525	1,285,088
ING Solution 2045 Portfolio - Adviser Class	565,424	291,190	274,234	451,435	232,684	218,751
ING Solution 2045 Portfolio - Service Class	1,866,419	552,378	1,314,041	1,592,320	688,354	903,966
ING Solution Growth and Income Portfolio - Service Class	147,885	62,299	85,586	119,437	37,751	81,686
ING Solution Growth Portfolio - Service Class	79,222	17,916	61,306	64,306	39,245	25,061
ING Solution Income Portfolio - Adviser Class	199,144	277,710	(78,566)	372,956	164,342	208,614
ING Solution Income Portfolio - Service Class	364,366	244,677	119,689	521,217	432,641	88,576
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	7,541	7,055	486	11,479	10,658	821
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,379,955	5,167,474	(787,519)	5,398,433	7,844,400	(2,445,967)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	22,222	23,821	(1,599)	9,431	11,687	(2,256)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	14,322	12,610	1,712	51,958	40,712	11,246
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,578,334	2,538,610	39,724	2,738,286	3,742,230	(1,003,944)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Service Class	71,484	57,843	13,641	68,959	30,548	38,411
ING Templeton Foreign Equity Portfolio - Adviser Class	5,367	1,981	3,386	28,033	5,346	22,687
ING Templeton Foreign Equity Portfolio - Initial Class	1,816,214	2,411,920	(595,706)	14,957,289	2,918,419	12,038,870
ING Templeton Foreign Equity Portfolio - Service Class	3,257	2,780	477	160,983	580,948	(419,965)
ING Thornburg Value Portfolio - Adviser Class	3,966	3,384	582	4,983	7,217	(2,234)
ING Thornburg Value Portfolio - Initial Class	1,111,777	1,016,268	95,509	1,028,341	1,344,413	(316,072)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	2,910	515	2,395	5,230	4	5,226
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	841,529	1,410,276	(568,747)	1,242,138	2,446,870	(1,204,732)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	337	23	314	326	28	298
ING Van Kampen Comstock Portfolio - Adviser Class	6,182	3,967	2,215	11,588	16,360	(4,772)
ING Van Kampen Comstock Portfolio - Service Class	984,248	1,280,949	(296,701)	1,795,226	2,877,099	(1,081,873)
ING Van Kampen Equity and Income Portfolio - Adviser Class	12,292	1,466	10,826	28,806	11,457	17,349
ING Van Kampen Equity and Income Portfolio - Initial Class	3,168,735	5,141,132	(1,972,397)	5,712,119	8,989,943	(3,277,824)
ING Van Kampen Equity and Income Portfolio - Service Class	1,428	2,575	(1,147)	1,804	1,927	(123)
ING Series Fund, Inc.:
ING Growth and Income Fund - Class A	13,627	4,167	9,460	-	-	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	610,517	626,697	(16,180)	824,694	995,527	(170,833)
ING Strategic Allocation Growth Portfolio - Class I	1,114,404	1,058,520	55,884	1,352,865	1,668,249	(315,384)
ING Strategic Allocation Moderate Portfolio - Class I	1,221,558	1,154,601	66,957	1,674,269	1,847,461	(173,192)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	7,711	16,604	(8,893)	61,481	20,473	41,008
ING Growth and Income Portfolio - Class I	4,731,369	10,252,286	(5,520,917)	8,411,252	19,391,889	(10,980,637)
ING Growth and Income Portfolio - Class S	68,276	16,639	51,637	47,033	10,670	36,363
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	8,867	1,724,764	(1,715,897)	24,582	462,586	(438,004)
ING GET U.S. Core Portfolio - Series 5	-	5,737	(5,737)	-	11,347	(11,347)
ING GET U.S. Core Portfolio - Series 6	11,312	35,690	(24,378)	245	44,313	(44,068)
ING GET U.S. Core Portfolio - Series 7	4,889	35,115	(30,226)	3,423	34,178	(30,755)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 8	1,268	42,523	(41,255)	1,489	12,901	(11,412)
ING GET U.S. Core Portfolio - Series 9	842	864	(22)	1,230	2,352	(1,122)
ING GET U.S. Core Portfolio - Series 10	27	27	-	1,051	1,199	(148)
ING GET U.S. Core Portfolio - Series 11	32	38	(6)	2,022	3,423	(1,401)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	4,089,157	2,677,033	1,412,124	3,205,098	4,004,636	(799,538)
ING Index Plus LargeCap Portfolio - Class I	3,179,901	4,347,128	(1,167,227)	4,700,264	7,518,268	(2,818,004)
ING Index Plus LargeCap Portfolio - Class S	224	2,765	(2,541)	29,154	13,839	15,315
ING Index Plus MidCap Portfolio - Class I	4,401,087	4,555,552	(154,465)	3,748,737	5,296,655	(1,547,918)
ING Index Plus MidCap Portfolio - Class S	18,288	4,586	13,702	22,153	15,652	6,501
ING Index Plus SmallCap Portfolio - Class I	1,752,123	1,940,524	(188,401)	2,156,481	3,391,049	(1,234,568)
ING Index Plus SmallCap Portfolio - Class S	8,478	2,737	5,741	4,159	4,354	(195)
ING International Index Portfolio - Class I	2,677,101	312,846	2,364,255	65,337	28,124	37,213
ING International Index Portfolio - Class S	1,449	-	1,449	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	388,587	3,760,154	(3,371,567)	878,310	1,278,791	(400,481)
ING Opportunistic Large Cap Portfolio - Class I	3,266,014	1,148,039	2,117,975	878,286	1,478,814	(600,528)
ING Russell™ Large Cap Growth Index Portfolio - Class I	373,677	152,728	220,949	-	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	41,627	12,703	28,924	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	1,288,358	501,374	786,984	438,570	35,576	402,994
ING Russell™ Large Cap Value Index Portfolio - Class I	9,126	2,496	6,630	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	222,970	58,287	164,683	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	266,294	28,919	237,375	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	348,940	140,076	208,864	280,175	55,934	224,241
ING Russell™ Small Cap Index Portfolio - Class I	228,049	94,240	133,809	124,705	33,512	91,193
ING Small Company Portfolio - Class I	1,201,815	1,177,502	24,313	1,778,485	1,936,409	(157,924)
ING Small Company Portfolio - Class S	1,637	2,488	(851)	9,399	4,606	4,793
ING U.S. Bond Index Portfolio - Class I	412,600	197,562	215,038	245,094	92,194	152,900

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	4,876,892	5,052,979	(176,087)	2,238,132	2,685,227	(447,095)
ING International Value Portfolio - Class S	5,861	8,562	(2,701)	15,757	18,951	(3,194)
ING MidCap Opportunities Portfolio - Class I	370,474	307,196	63,278	771,053	485,532	285,521
ING MidCap Opportunities Portfolio - Class S	12,090	1,911	10,179	15,833	8,420	7,413
ING SmallCap Opportunities Portfolio - Class I	511,094	387,988	123,106	958,830	867,957	90,873
ING SmallCap Opportunities Portfolio - Class S	1,460	1,511	(51)	9,151	4,832	4,319
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1,528	2,532	(1,004)	2,504	5,803	(3,299)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,621	2,470	(849)	8,675	10,518	(1,843)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	535	2,380	(1,845)	1,329	1,573	(244)
Janus Aspen Series Janus Portfolio - Institutional Shares	734	1,959	(1,225)	5,889	6,589	(700)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	1,300	3,754	(2,454)	13,922	14,574	(652)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	114,790	28,663	86,127	49,608	14,297	35,311
LKCM Funds:
LKCM Aquinas Growth Fund	18,827	17,199	1,628	7,144	949	6,195
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	202,927	53,099	149,828	132,753	6,488	126,265
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	51,416	40,180	11,236	46,076	48,401	(2,325)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	27,100	30,360	(3,260)	39,227	43,645	(4,418)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,762,576	3,296,565	(533,989)	2,068,375	3,447,988	(1,379,613)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12,513	31,771	(19,258)	13,538	25,419	(11,881)
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	148,863	81,684	67,179	153,997	40,399	113,598
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	257,617	151,328	106,289	260,191	117,032	143,159

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	91,756	73,558	18,198	91,701	75,474	16,227
New Perspective Fund®, Inc. - Class R-4	1,341,826	904,028	437,798	2,285,471	978,958	1,306,513
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	56,312	54,343	1,969	40,754	34,576	6,178
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,856,189	1,147,945	708,244	1,431,493	1,576,308	(144,815)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	1,539	4,875	(3,336)	5,423	11,863	(6,440)
Oppenheimer Main Street Fund®/VA	19	984	(965)	-	1,077	(1,077)
Oppenheimer Main Street Small Cap Fund®/VA	435,835	276,209	159,626	236,045	189,455	46,590
Oppenheimer MidCap Fund/VA	71	508	(437)	-	520	(520)
Oppenheimer Strategic Bond Fund/VA	368	1,598	(1,230)	429	534	(105)
Pax World Funds Series Trust I:
Pax World Balanced Fund	1,146,276	1,087,987	58,289	1,917,060	1,518,986	398,074
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,869,131	2,210,985	2,658,146	6,383,005	3,029,053	3,353,952
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	179,778	135,434	44,344	150,622	95,568	55,054
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,155,399	1,372,358	783,041	2,051,135	2,106,780	(55,645)
Pioneer Equity Income VCT Portfolio - Class I	4,935	4,940	(5)	22,339	101,777	(79,438)
Pioneer High Yield VCT Portfolio - Class I	671,092	563,003	108,089	609,690	697,348	(87,658)
Pioneer Mid Cap Value VCT Portfolio - Class I	4,324	4,324	-	8,525	35,963	(27,438)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	737,762	238,163	499,599	532,282	135,793	396,489
RiverSource® Investment Series, Inc.:
RiverSource® Diversified Equity Income Fund - Class R-3	49,908	20,148	29,760	-	-	-
RiverSource® Diversified Equity Income Fund - Class R-4	306,207	130,325	175,882	256,781	20,088	236,693
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	345,504	100,009	245,495	102,952	23,436	79,516

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	28,576	29,692	(1,116)	33,109	27,192	5,917
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	5,453	59	5,394	1,503	404	1,099
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	56,946	44,584	12,362	34,265	44,692	(10,427)
Templeton Income Trust:
Templeton Global Bond Fund - Class A	3,261,557	2,014,101	1,247,456	4,912,843	3,025,426	1,887,417
Van Kampen Equity Trust:
Van Kampen Small Cap Value Fund - Class A	11,299	5,700	5,599	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	2,048	3,405	(1,357)	1,456	633	823
Equity Income Portfolio	13,206	10,059	3,147	6,373	10,764	(4,391)
Small Company Growth Portfolio	4,394	3,944	450	3,329	1,681	1,648
Wanger Advisors Trust:
Wanger International	1,138,151	627,154	510,997	1,134,746	847,490	287,256
Wanger Select	1,954,522	1,171,233	783,289	2,004,217	1,816,671	187,546
Wanger USA	717,662	429,280	288,382	762,962	547,518	215,444
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	156,376	198,110	(41,734)	254,746	201,698	53,048
Washington Mutual Investors FundSM, Inc. - Class R-4	2,240,754	1,925,212	315,542	2,584,263	2,507,231	77,032
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,101	361	1,740	3,657	1,190	2,467

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding at December 31, 2009 follows:

	Division/Contract	Units	Unit Value	Extended Value
	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP4	2,429.959	$ 13.57	$ 32,975
	ING MAP PLUS NP9	1,969.395	13.37	26,331
	ING MAP PLUS NP11	12,751.677	13.29	169,470
	ING MAP PLUS NP13	1,079.159	13.21	14,256
	ING MAP PLUS NP14	1,836.978	13.17	24,193
	ING MAP PLUS NP15	3,562.887	13.14	46,816
	ING MAP PLUS NP17	2,910.136	13.06	38,006
	ING MAP PLUS NP22	81.553	12.87	1,050
	ING MAP PLUS NP23	1,379.786	12.83	17,703
	ING MAP PLUS NP24	4,975.785	12.79	63,640
	ING MAP PLUS NP26	72.035	12.72	916
	ING MAP PLUS NP28	107.788	12.64	1,362
	ING MAP PLUS NP29	804.655	12.60	10,139
	ING MAP PLUS NP30	59.344	12.57	746
	Qualified V	251.964	12.25	3,087
	Qualified VI	43,590.204	12.26	534,416
	Qualified XII (0.00)	91.917	12.36	1,136
	Qualified XII (0.30)	127.109	12.34	1,569
	Qualified XII (0.40)	4,215.303	12.33	51,975
	Qualified XII (0.55)	47.557	12.32	586
	Qualified XII (0.60)	83.157	12.32	1,024
	Qualified XII (0.65)	31.938	12.31	393
	Qualified XII (0.70)	56.340	12.31	694
	Qualified XII (0.75)	420.125	12.30	5,168
	Qualified XII (0.80)	4,355.334	12.30	53,571
	Qualified XII (0.85)	1,350.224	12.30	16,608
	Qualified XII (0.90)	2.292	12.29	28
	Qualified XII (0.95)	4,526.112	12.29	55,626
	Qualified XII (1.00)	26,403.961	14.98	395,531
	Qualified XII (1.05)	0.407	12.28	5
	Qualified XII (1.10)	285.912	12.28	3,511
	Qualified XII (1.15)	40.114	12.27	492
	Qualified XII (1.20)	934.150	12.27	11,462
	Qualified XII (1.25)	2,001.091	12.26	24,533
	Qualified XII (1.45)	14.394	12.25	176
	Qualified XII (1.50)	24.022	12.24	294
	Qualified XVI	223.897	12.24	2,740
	Qualified XXVII	53,779.897	12.45	669,560
	Qualified LIV	1,122.251	12.30	13,804
	Qualified LVI	1,312.838	12.34	16,200
		179,313.647		$ 2,311,792

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,689.805	$ 11.58	$ 31,148

AIM Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP9	801.592	$ 32.10	$ 25,731
ING MAP PLUS NP11	614.481	31.96	19,639
ING MAP PLUS NP13	6.106	31.82	194
ING MAP PLUS NP17	320.273	31.53	10,098
ING MAP PLUS NP21	303.088	31.25	9,472
ING MAP PLUS NP23	1,321.153	31.11	41,101
ING MAP PLUS NP26	761.567	30.90	23,532
ING MAP PLUS NP28	444.131	30.76	13,661
ING MAP PLUS NP29	77.956	30.70	2,393
ING MAP PLUS NP30	594.682	30.63	18,215
	5,245.029		$ 164,036
AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	7,106.854	$4.78 to $9.73	$ 35,712
Contracts in accumulation period:
Qualified VI	951,416.614	7.82	7,440,078
Qualified VIII	1,865.083	7.81	14,566
Qualified X (1.15)	26,527.732	7.90	209,569
Qualified X (1.25)	93,137.804	7.82	728,338
Qualified XII (0.00)	1,017.498	8.94	9,096
Qualified XII (0.05)	3,729.376	8.61	32,110
Qualified XII (0.20)	2,003.834	8.75	17,534
Qualified XII (0.25)	240.971	8.70	2,096
Qualified XII (0.30)	38,458.695	8.66	333,052
Qualified XII (0.40)	15,681.423	8.56	134,233
Qualified XII (0.50)	34,123.738	8.47	289,028
Qualified XII (0.55)	23,534.529	8.43	198,396
Qualified XII (0.60)	11,864.031	8.38	99,421
Qualified XII (0.65)	129,543.553	8.34	1,080,393
Qualified XII (0.70)	37,225.022	8.29	308,595
Qualified XII (0.75)	37,249.913	8.25	307,312
Qualified XII (0.80)	87,586.534	8.20	718,210
Qualified XII (0.85)	186,810.221	8.16	1,524,371
Qualified XII (0.90)	8,018.679	8.12	65,112
Qualified XII (0.95)	169,400.147	8.07	1,367,059
Qualified XII (1.00)	197,203.826	8.03	1,583,547
Qualified XII (1.05)	28,511.315	7.99	227,805
Qualified XII (1.10)	52,761.609	7.95	419,455
Qualified XII (1.15)	36,439.116	7.90	287,869
Qualified XII (1.20)	31,984.098	7.86	251,395
Qualified XII (1.25)	41,195.925	7.82	322,152
Qualified XII (1.35)	3,264.116	7.74	25,264
Qualified XII (1.40)	13,714.000	7.69	105,461
Qualified XII (1.45)	3,752.361	7.65	28,706

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
(continued)
Qualified XII (1.50)	1,545.329	$ 7.61	$ 11,760
Qualified XV	10,684.720	8.05	86,012
Qualified XVI	33,236.516	7.61	252,930
Qualified XVII	1,441.845	7.82	11,275
Qualified XVIII	2,706.432	7.82	21,164
Qualified XXVI	4,244.250	8.08	34,294
Qualified XXVII	318,150.101	4.95	1,574,843
Qualified XXXII	1,222.983	9.15	11,190
Qualified XXXIV	11,731.317	6.72	78,834
Qualified XXXVI	1,311.423	9.21	12,078
Qualified XXXVIII	8,524.963	6.78	57,799
Qualified XLIII	1,108.534	6.71	7,438
Qualified LIV	6,579.592	9.42	61,980
Qualified LVI	26,655.263	9.58	255,357
	2,704,511.885		$ 20,642,889
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	49,427.197	$11.56 to $12.73	$ 625,517
Contracts in accumulation period:
ING Custom Choice 65	7,886.781	12.13	95,667
Qualified VI	1,425,089.457	9.29	13,239,081
Qualified VIII	4.085	9.28	38
Qualified X (1.15)	39,398.871	9.39	369,955
Qualified X (1.25)	84,001.404	9.29	780,373
Qualified XII (0.00)	592.577	10.62	6,293
Qualified XII (0.05)	16,017.145	10.23	163,855
Qualified XII (0.20)	5,022.165	10.40	52,231
Qualified XII (0.25)	59.719	10.34	617
Qualified XII (0.30)	48,596.161	10.29	500,054
Qualified XII (0.35)	1,015.095	10.23	10,384
Qualified XII (0.40)	18,001.669	10.18	183,257
Qualified XII (0.50)	36,215.639	10.07	364,691
Qualified XII (0.55)	52,042.545	10.01	520,946
Qualified XII (0.60)	29,995.741	9.96	298,758
Qualified XII (0.65)	98,470.041	9.91	975,838
Qualified XII (0.70)	41,661.370	9.85	410,364
Qualified XII (0.75)	68,830.336	9.80	674,537
Qualified XII (0.80)	174,904.205	9.75	1,705,316
Qualified XII (0.85)	188,093.151	9.70	1,824,504
Qualified XII (0.90)	11,527.393	9.65	111,239
Qualified XII (0.95)	237,933.906	9.59	2,281,786
Qualified XII (1.00)	473,051.648	9.54	4,512,913
Qualified XII (1.05)	64,028.768	9.49	607,633
Qualified XII (1.10)	75,122.950	9.44	709,161
Qualified XII (1.15)	37,090.933	9.39	348,284
Qualified XII (1.20)	33,442.677	9.34	312,355
Qualified XII (1.25)	58,984.553	9.29	547,966
Qualified XII (1.30)	2,650.291	9.24	24,489
Qualified XII (1.35)	9,941.977	9.19	91,367

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares
(continued)
Qualified XII (1.40)	20,433.299	$ 9.14	$ 186,760
Qualified XII (1.45)	2,744.298	9.09	24,946
Qualified XII (1.50)	2,692.556	9.05	24,368
Qualified XV	6,434.189	9.57	61,575
Qualified XVI	37,836.095	9.05	342,417
Qualified XVII	2,182.401	9.30	20,296
Qualified XVIII	5,715.257	9.30	53,152
Qualified XXVI	4,347.526	9.60	41,736
Qualified XXVII	588,201.495	7.53	4,429,157
Qualified XXXII	518.152	12.48	6,467
Qualified XXXIII (0.65)	951.516	12.85	12,227
Qualified XXXIV	14,173.117	8.74	123,873
Qualified XXXVI	1,470.395	12.96	19,056
Qualified XXXVIII	27,507.720	8.82	242,618
Qualified XLIII	168.717	8.73	1,473
Qualified LIV	5,755.546	12.00	69,067
Qualified LVI	48,752.322	12.20	594,778
	4,158,985.051		$ 38,603,435
Alger Green Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	19,317.743	$ 8.30	$ 160,337
ING MAP PLUS NP11	5,230.397	8.26	43,203
Qualified VI	17,841.316	12.96	231,223
Qualified XII (0.00)	71.773	13.06	937
Qualified XII (0.50)	1,359.124	13.02	17,696
Qualified XII (0.55)	852.024	13.01	11,085
Qualified XII (0.65)	10.599	13.01	138
Qualified XII (0.70)	58.165	13.00	756
Qualified XII (0.75)	3,576.986	13.00	46,501
Qualified XII (0.80)	1,812.926	12.99	23,550
Qualified XII (0.85)	4,246.463	12.99	55,162
Qualified XII (0.90)	243.738	12.98	3,164
Qualified XII (0.95)	1,120.247	12.98	14,541
Qualified XII (1.00)	15,707.108	12.98	203,878
Qualified XII (1.05)	275.813	12.97	3,577
Qualified XII (1.10)	297.995	12.97	3,865
Qualified XII (1.15)	722.958	12.96	9,370
Qualified XII (1.25)	550.272	12.96	7,132
Qualified XII (1.50)	595.797	12.93	7,704
Qualified XVI	1,348.940	12.93	17,442
Qualified XXVII	13,626.421	13.24	180,414
Qualified XXXVIII	1,646.953	13.06	21,509
Qualified LIV	12.963	12.99	168
Qualified LVI	41.200	13.04	537
	90,567.921		$ 1,063,889

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Fund, Inc. -
Class A
Contracts in accumulation period:
ING MAP PLUS NP9	834.298	$ 9.60	$ 8,009
ING MAP PLUS NP11	3,327.276	9.54	31,742
ING MAP PLUS NP15	2,527.992	9.43	23,839
ING MAP PLUS NP17	2,491.311	9.37	23,344
ING MAP PLUS NP18	8,087.794	9.34	75,540
ING MAP PLUS NP22	1,741.118	9.23	16,071
ING MAP PLUS NP24	177.265	9.18	1,627
ING MAP PLUS NP26	1,388.929	9.13	12,681
ING MAP PLUS NP28	324.996	9.07	2,948
	20,900.979		$ 195,801
AllianceBernstein Growth and Income Portfolio -
Class A
Contracts in accumulation period:
Qualified X (1.15)	18,335.144	$ 9.84	$ 180,418
Qualified X (1.25)	25,204.248	9.79	246,750
Qualified XVIII	719.094	9.92	7,133
	44,258.486		$ 434,301
Allianz NFJ Dividend Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP17	10,989.228	$ 12.21	$ 134,178

Allianz NFJ Large-Cap Value Fund - Institutional
Class
Contracts in accumulation period:
Qualified VI	426.363	$ 6.99	$ 2,980
Qualified XLII	160,490.029	7.13	1,144,294
Qualified LIV	4,526.257	7.04	31,865
	165,442.649		$ 1,179,139
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	2,668.114	$ 14.77	$ 39,408
ING MAP PLUS NP11	381.819	14.68	5,605
ING MAP PLUS NP13	197.731	14.59	2,885
ING MAP PLUS NP14	4,707.484	14.55	68,494
ING MAP PLUS NP15	1,416.384	14.51	20,552
ING MAP PLUS NP17	770.673	14.42	11,113
ING MAP PLUS NP18	20,835.277	14.38	299,611
ING MAP PLUS NP28	7,890.358	13.96	110,149
ING MAP PLUS NP29	370.653	13.92	5,159
ING MAP PLUS NP30	14.356	13.88	199
	39,252.849		$ 563,175

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Growth Fund
Contracts in accumulation period:
ING MAP PLUS NP11	46.641	$ 12.30	$ 574
ING MAP PLUS NP17	6,276.871	12.28	77,080
Qualified VI	93,644.610	12.27	1,149,019
Qualified XII (0.05)	42,535.192	9.74	414,293
Qualified XII (0.30)	9,708.130	9.70	94,169
Qualified XII (0.40)	4,402.488	9.69	42,660
Qualified XII (0.50)	3,584.577	9.68	34,699
Qualified XII (0.55)	1,614.012	9.67	15,607
Qualified XII (0.60)	811.115	9.67	7,843
Qualified XII (0.65)	10,611.935	9.66	102,511
Qualified XII (0.70)	1,210.974	9.65	11,686
Qualified XII (0.75)	76,423.830	9.65	737,490
Qualified XII (0.80)	28,841.479	9.64	278,032
Qualified XII (0.85)	19,265.262	9.63	185,524
Qualified XII (0.90)	3,100.814	9.63	29,861
Qualified XII (0.95)	18,887.574	9.62	181,698
Qualified XII (1.00)	157,238.800	9.61	1,511,065
Qualified XII (1.05)	216.735	9.61	2,083
Qualified XII (1.10)	765.569	9.60	7,349
Qualified XII (1.15)	956.285	9.59	9,171
Qualified XII (1.20)	3,738.071	9.59	35,848
Qualified XII (1.25)	13,147.989	9.58	125,958
Qualified XII (1.40)	259.993	9.56	2,486
Qualified XII (1.50)	101.295	9.55	967
Qualified XVI	2,063.112	12.25	25,273
Qualified XXVII	36,336.310	12.44	452,024
Qualified XXXVIII	3,042.616	9.74	29,635
Qualified LIV	4,834.670	12.30	59,466
Qualified LVI	2,140.042	12.35	26,430
	545,806.991		$ 5,650,501
Amana Income Fund
Contracts in accumulation period:
ING MAP PLUS NP22	283.997	$ 12.00	$ 3,408
ING MAP PLUS NP27	463.568	11.98	5,554
Qualified VI	142,723.257	12.01	1,714,106
Qualified XII (0.05)	33,771.552	10.03	338,729
Qualified XII (0.30)	11,230.518	10.00	112,305
Qualified XII (0.40)	3,175.285	9.98	31,689
Qualified XII (0.50)	1,603.611	9.97	15,988
Qualified XII (0.55)	757.595	9.96	7,546
Qualified XII (0.65)	9,054.890	9.95	90,096
Qualified XII (0.70)	1,653.294	9.94	16,434
Qualified XII (0.75)	251,186.954	9.94	2,496,798
Qualified XII (0.80)	54,964.476	9.93	545,797
Qualified XII (0.85)	44,451.466	9.92	440,959
Qualified XII (0.90)	3,649.146	9.91	36,163
Qualified XII (0.95)	27,633.849	9.91	273,851

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Income Fund (continued)
Qualified XII (1.00)	207,887.637	$ 9.90	$ 2,058,088
Qualified XII (1.10)	8,007.422	9.89	79,193
Qualified XII (1.15)	3.399	9.88	34
Qualified XII (1.20)	736.565	9.87	7,270
Qualified XII (1.25)	12,585.987	9.87	124,224
Qualified XII (1.35)	499.868	9.85	4,924
Qualified XII (1.40)	186.247	9.85	1,835
Qualified XII (1.50)	603.199	9.83	5,929
Qualified XVI	3,544.003	11.99	42,493
Qualified XXVI	504.566	12.04	6,075
Qualified XXVII	118,389.375	12.44	1,472,764
Qualified XXXVIII	8,559.283	10.04	85,935
Qualified LIV	25,156.960	12.04	302,890
Qualified LVI	2,851.022	12.09	34,469
	976,118.991		$ 10,355,546
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	9,529.243	$ 11.58	$ 110,349
ING MAP PLUS NP3	9,217.304	11.52	106,183
ING MAP PLUS NP4	6,090.554	11.48	69,920
ING MAP PLUS NP6	1,608.017	11.41	18,347
ING MAP PLUS NP8	10,010.494	11.35	113,619
ING MAP PLUS NP9	68,947.634	11.31	779,798
ING MAP PLUS NP10	22,804.180	11.28	257,231
ING MAP PLUS NP11	8,333.569	11.25	93,753
ING MAP PLUS NP14	54,614.602	11.15	608,953
ING MAP PLUS NP15	29,987.186	11.11	333,158
ING MAP PLUS NP16	42,031.310	11.08	465,707
ING MAP PLUS NP17	26,974.443	11.05	298,068
ING MAP PLUS NP18	5,447.553	11.02	60,032
ING MAP PLUS NP19	44,958.079	10.98	493,640
ING MAP PLUS NP20	69,232.633	10.95	758,097
ING MAP PLUS NP21	26,426.842	10.92	288,581
ING MAP PLUS NP22	3,400.820	10.89	37,035
ING MAP PLUS NP23	9,358.840	10.85	101,543
ING MAP PLUS NP25	2,811.160	10.79	30,332
ING MAP PLUS NP26	5,918.830	10.76	63,687
ING MAP PLUS NP27	7,128.771	10.73	76,492
ING MAP PLUS NP28	54,588.517	10.70	584,097
ING MAP PLUS NP29	4,336.920	10.66	46,232
ING MAP PLUS NP30	68.256	10.63	726
	523,825.757		$ 5,795,580

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Inflation-Adjusted Bond Fund -
Investor Class
Contracts in accumulation period:
ING MAP PLUS NP11	1,151.170	$ 10.72	$ 12,341
ING MAP PLUS NP17	2,164.599	10.70	23,161
ING MAP PLUS NP27	500.408	10.67	5,339
Qualified VI	182,945.935	10.69	1,955,692
Qualified XII (0.00)	3,424.684	10.78	36,918
Qualified XII (0.30)	4,657.046	10.76	50,110
Qualified XII (0.40)	364.735	10.75	3,921
Qualified XII (0.50)	8,278.576	10.75	88,995
Qualified XII (0.55)	2,058.084	10.74	22,104
Qualified XII (0.60)	20.379	10.74	219
Qualified XII (0.65)	5,289.484	10.74	56,809
Qualified XII (0.70)	9.821	10.73	105
Qualified XII (0.75)	24,427.677	10.73	262,109
Qualified XII (0.80)	46,604.366	10.73	500,065
Qualified XII (0.85)	59,423.632	10.72	637,021
Qualified XII (0.90)	4,262.597	10.72	45,695
Qualified XII (0.95)	23,653.747	10.72	253,568
Qualified XII (1.00)	117,956.405	10.71	1,263,313
Qualified XII (1.05)	1,792.299	10.71	19,196
Qualified XII (1.10)	6,424.028	10.71	68,801
Qualified XII (1.15)	7,196.194	10.70	76,999
Qualified XII (1.20)	3,791.303	10.70	40,567
Qualified XII (1.25)	13,688.326	10.69	146,328
Qualified XII (1.35)	597.565	10.69	6,388
Qualified XII (1.40)	1,883.778	10.68	20,119
Qualified XVI	131.086	10.68	1,400
Qualified XXVII	289,327.439	10.69	3,092,910
Qualified XXXVIII	8,924.277	10.78	96,204
Qualified LIV	8,063.450	10.73	86,521
Qualified LVI	17,418.931	10.76	187,428
	846,432.021		$ 9,060,346
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	297.555	$ 27.50	$ 8,183
Qualified XXVII	522,790.855	8.89	4,647,611
	523,088.410		$ 4,655,794

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP9	14,457.420	$ 11.46	$ 165,682
ING MAP PLUS NP11	790.507	11.40	9,012
ING MAP PLUS NP13	385.436	11.33	4,367
ING MAP PLUS NP14	14,517.320	11.29	163,901
ING MAP PLUS NP15	12,927.607	11.26	145,565
ING MAP PLUS NP16	403.897	11.23	4,536
ING MAP PLUS NP17	6,761.248	11.19	75,658
ING MAP PLUS NP18	887.532	11.16	9,905
ING MAP PLUS NP19	128.893	11.13	1,435
ING MAP PLUS NP22	10.451	11.03	115
ING MAP PLUS NP26	267.128	10.90	2,912
ING MAP PLUS NP28	684.351	10.84	7,418
ING MAP PLUS NP29	1,587.863	10.80	17,149
ING MAP PLUS NP32	261.429	10.71	2,800
ING MAP PLUS NP36	1,096.324	10.58	11,599
	55,167.406		$ 622,054
Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP8	1,377.335	$ 10.51	$ 14,476
ING MAP PLUS NP9	23,475.300	10.48	246,021
ING MAP PLUS NP14	5,321.946	10.33	54,976
ING MAP PLUS NP15	27,409.504	10.30	282,318
ING MAP PLUS NP16	300.997	10.26	3,088
ING MAP PLUS NP17	16,728.332	10.23	171,131
ING MAP PLUS NP18	5,701.555	10.20	58,156
ING MAP PLUS NP19	10,584.386	10.17	107,643
ING MAP PLUS NP20	17,453.998	10.14	176,984
ING MAP PLUS NP21	2,401.882	10.11	24,283
ING MAP PLUS NP23	4,231.091	10.05	42,522
ING MAP PLUS NP24	1,516.984	10.02	15,200
ING MAP PLUS NP25	1,395.528	10.00	13,955
ING MAP PLUS NP26	979.032	9.97	9,761
ING MAP PLUS NP27	90.984	9.94	904
ING MAP PLUS NP28	720.838	9.91	7,144
ING MAP PLUS NP29	1,591.523	9.88	15,724
ING MAP PLUS NP30	2,585.780	9.85	25,470
ING MAP PLUS NP36	139.020	9.68	1,346
	124,006.015		$ 1,271,102

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Artisan International Fund - Investor Shares
Contracts in accumulation period:
ING Custom Choice 62	85.374	$ 7.68	$ 656
ING MAP PLUS NP11	41.853	13.31	557
ING MAP PLUS NP12	6.672	13.31	89
Qualified VI	88,128.654	7.68	676,828
Qualified XII (0.25)	145.491	8.13	1,183
Qualified XII (0.30)	7,775.181	8.11	63,057
Qualified XII (0.40)	1,147.744	8.09	9,285
Qualified XII (0.50)	3,790.128	8.07	30,586
Qualified XII (0.55)	645.300	8.06	5,201
Qualified XII (0.60)	4,079.410	8.05	32,839
Qualified XII (0.65)	456.000	8.04	3,666
Qualified XII (0.70)	461.019	8.03	3,702
Qualified XII (0.75)	3,231.630	8.02	25,918
Qualified XII (0.80)	13,361.407	8.01	107,025
Qualified XII (0.85)	22,281.555	8.00	178,252
Qualified XII (0.90)	833.611	7.99	6,661
Qualified XII (0.95)	10,664.253	7.98	85,101
Qualified XII (1.00)	50,777.440	7.96	404,188
Qualified XII (1.05)	779.152	7.95	6,194
Qualified XII (1.10)	637.673	7.94	5,063
Qualified XII (1.15)	3,878.284	7.93	30,755
Qualified XII (1.20)	284.763	7.92	2,255
Qualified XII (1.25)	12,780.402	7.91	101,093
Qualified XII (1.35)	0.859	7.89	7
Qualified XII (1.40)	638.860	7.88	5,034
Qualified XIII	718.049	7.71	5,536
Qualified XVI	1,268.611	7.64	9,692
Qualified XXVI	386.237	7.72	2,982
Qualified XXXIV	98.487	7.76	764
Qualified XXXVIII	91.009	7.84	714
Qualified LIV	1,863.521	7.73	14,405
Qualified LVI	1,229.106	7.80	9,587
	232,567.735		$ 1,828,875
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
Contracts in accumulation period:
ING Custom Choice 65	36.319	$ 12.67	$ 460
ING MAP PLUS NP11	46.055	12.65	583
Qualified VI	9,886.958	12.60	124,576
Qualified XII (0.40)	361.326	12.67	4,578
Qualified XII (0.55)	59.346	12.65	751
Qualified XII (0.60)	10.252	12.65	130
Qualified XII (0.70)	12.765	12.64	161
Qualified XII (0.80)	567.290	12.63	7,165
Qualified XII (0.85)	1,096.375	12.63	13,847
Qualified XII (0.90)	22.305	12.63	282
Qualified XII (0.95)	339.080	12.62	4,279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares (continued)
Qualified XII (1.00)	991.515	$ 12.62	$ 12,513
Qualified XII (1.05)	6.933	12.61	87
Qualified XII (1.10)	10.504	12.61	132
Qualified XII (1.20)	76.659	12.60	966
Qualified XII (1.25)	56.945	12.60	718
Qualified XII (1.40)	19.506	12.58	245
Qualified XXVII	6,980.850	12.99	90,681
Qualified LIV	85.030	12.63	1,074
	20,666.013		$ 263,228
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	155.506	$ 9.87	$ 1,535
Qualified VI	196,860.350	9.87	1,943,012
Qualified XII (0.30)	2,596.840	10.02	26,020
Qualified XII (0.35)	1,053.396	10.01	10,544
Qualified XII (0.40)	5,176.246	10.00	51,762
Qualified XII (0.50)	11,517.347	9.99	115,058
Qualified XII (0.55)	311.247	9.98	3,106
Qualified XII (0.60)	1,843.928	9.97	18,384
Qualified XII (0.65)	12,569.474	9.96	125,192
Qualified XII (0.70)	1,829.259	9.96	18,219
Qualified XII (0.75)	24,855.142	9.95	247,309
Qualified XII (0.80)	50,694.033	9.94	503,899
Qualified XII (0.85)	53,287.938	9.93	529,149
Qualified XII (0.90)	2,404.873	9.92	23,856
Qualified XII (0.95)	54,367.489	9.91	538,782
Qualified XII (1.00)	126,047.527	9.91	1,249,131
Qualified XII (1.05)	2,769.042	9.90	27,414
Qualified XII (1.10)	8,689.129	9.89	85,935
Qualified XII (1.15)	5,715.580	9.88	56,470
Qualified XII (1.20)	1,421.559	9.87	14,031
Qualified XII (1.25)	12,439.210	9.87	122,775
Qualified XII (1.35)	4.471	9.85	44
Qualified XII (1.40)	5,802.427	9.84	57,096
Qualified XII (1.45)	52.968	9.83	521
Qualified XV	3,312.964	9.91	32,831
Qualified XVI	693.422	9.82	6,809
Qualified XXVI	666.980	9.92	6,616
Qualified XXXIV	21.736	9.98	217
Qualified XXXVIII	4,466.551	10.07	44,978
Qualified LIV	9,101.149	9.94	90,465
Qualified LVI	3,087.542	10.03	30,968
	603,815.325		$ 5,982,128

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio
Currently payable annuity contracts:	10,838.899	$ 10.62	$ 115,109
Contracts in accumulation period:
ING Custom Choice 62	762.246	10.32	7,866
Qualified V	496.515	20.88	10,367
Qualified VI	544,542.031	20.83	11,342,811
Qualified VIII	4,855.919	18.90	91,777
Qualified X (1.15)	11,703.473	10.80	126,398
Qualified X (1.25)	63,255.845	10.67	674,940
Qualified XII (0.00)	913.283	12.53	11,443
Qualified XII (0.05)	5,401.123	23.17	125,144
Qualified XII (0.20)	3,281.000	12.25	40,192
Qualified XII (0.25)	42.174	12.17	513
Qualified XII (0.30)	8,552.325	12.10	103,483
Qualified XII (0.35)	210.840	12.03	2,536
Qualified XII (0.40)	5,287.306	16.72	88,404
Qualified XII (0.50)	13,253.319	12.11	160,498
Qualified XII (0.55)	10,091.787	11.76	118,679
Qualified XII (0.60)	4,895.449	11.69	57,228
Qualified XII (0.65)	87,779.674	11.62	1,020,000
Qualified XII (0.70)	78,696.339	11.55	908,943
Qualified XII (0.75)	44,679.564	11.49	513,368
Qualified XII (0.80)	99,477.908	12.02	1,195,724
Qualified XII (0.85)	128,599.236	15.94	2,049,872
Qualified XII (0.90)	8,761.628	11.79	103,300
Qualified XII (0.95)	110,584.552	15.72	1,738,389
Qualified XII (1.00)	297,679.819	15.62	4,649,759
Qualified XII (1.05)	9,009.164	15.51	139,732
Qualified XII (1.10)	39,583.842	15.41	609,987
Qualified XII (1.15)	11,115.138	15.30	170,062
Qualified XII (1.20)	5,411.470	15.20	82,254
Qualified XII (1.25)	32,906.631	15.09	496,561
Qualified XII (1.35)	2,704.114	14.89	40,264
Qualified XII (1.40)	17,007.252	14.79	251,537
Qualified XII (1.45)	2,191.689	14.69	32,196
Qualified XII (1.50)	177.399	14.59	2,588
Qualified XV	3,604.355	21.66	78,070
Qualified XVI	27,967.533	20.17	564,105
Qualified XVII	500.185	20.83	10,419
Qualified XVIII	1,154.388	10.67	12,317
Qualified XXVII	399,657.988	28.29	11,306,324
Qualified XXVIII	94,498.243	28.04	2,649,731
Qualified XXXIV	3,927.687	8.44	33,150
Qualified XXXVI	558.205	10.96	6,118
Qualified XXXVIII	55,181.920	8.52	470,150
Qualified LIV	8,230.465	10.16	83,622
Qualified LVI	9,479.811	10.33	97,926
	2,269,509.733		$ 42,393,856

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Capital World Growth & Income FundSM, Inc. -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	1,079.767	$ 12.85	$ 13,875
ING MAP PLUS NP12	48.275	12.84	620
	1,128.042		$ 14,495
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI	2,383.465	$ 8.74	$ 20,831
Qualified XV	655.293	8.78	5,753
Qualified XLII	271,744.582	8.92	2,423,962
Qualified XLIII	27.786	8.83	245
	274,811.126		$ 2,450,791
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	18,648.738	$ 8.05	$ 150,122
ING MAP PLUS NP8	2,204.162	8.03	17,699
ING MAP PLUS NP9	609.306	8.03	4,893
ING MAP PLUS NP11	279.141	8.01	2,236
ING MAP PLUS NP15	13,866.931	7.99	110,797
ING MAP PLUS NP17	393.167	7.97	3,134
ING MAP PLUS NP21	47.820	7.95	380
ING MAP PLUS NP22	131.683	7.94	1,046
ING MAP PLUS NP25	2.159	7.92	17
ING MAP PLUS NP26	308.386	7.92	2,442
ING MAP PLUS NP28	1,137.065	7.90	8,983
ING MAP PLUS NP29	36.208	7.90	286
Qualified VI	34,657.885	7.94	275,184
Qualified XII (0.00)	1,775.546	8.11	14,400
Qualified XII (0.30)	1,131.462	8.07	9,131
Qualified XII (0.40)	117.774	8.05	948
Qualified XII (0.50)	342.894	8.04	2,757
Qualified XII (0.55)	975.803	8.03	7,836
Qualified XII (0.60)	648.435	8.03	5,207
Qualified XII (0.65)	1,353.515	8.02	10,855
Qualified XII (0.70)	429.981	8.01	3,444
Qualified XII (0.75)	1,120.245	8.01	8,973
Qualified XII (0.80)	14,223.026	8.00	113,784
Qualified XII (0.85)	11,624.149	7.99	92,877
Qualified XII (0.90)	276.223	7.99	2,207
Qualified XII (0.95)	4,623.519	7.98	36,896
Qualified XII (1.00)	57,737.123	7.97	460,165
Qualified XII (1.05)	22.616	7.97	180
Qualified XII (1.10)	3,188.534	7.96	25,381
Qualified XII (1.15)	2,486.001	7.95	19,764
Qualified XII (1.20)	28.361	7.95	225
Qualified XII (1.25)	2,198.316	7.94	17,455
Qualified XII (1.40)	1,510.254	7.92	11,961
Qualified XII (1.45)	5.195	7.91	41
Qualified XVI	2.982	7.91	24

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A (continued)
Qualified XXI	180,795.959	$ 8.00	$ 1,446,368
Qualified XXVI	502.618	7.99	4,016
Qualified LIV	10,716.269	8.00	85,730
Qualified LVI	428.463	8.07	3,458
	370,587.914		$ 2,961,302
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII	161,323.542	$ 8.14	$ 1,313,174
Qualified LIV	151.607	8.04	1,219
	161,475.149		$ 1,314,393
CRM Mid Cap Value Fund - Investor Shares
Contracts in accumulation period:
ING MAP PLUS NP6	5,637.736	$ 12.17	$ 68,611
ING MAP PLUS NP11	117.872	12.15	1,432
	5,755.608		$ 70,043
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	20,779.234	$ 11.89	$ 247,065

Eaton Vance Large-Cap Value Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP11	1,034.141	$ 12.21	$ 12,627
ING MAP PLUS NP12	66.559	12.21	813
	1,100.700		$ 13,440
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	73,443.616	$ 16.61	$ 1,219,898
ING MAP PLUS NP3	140.405	16.51	2,318
ING MAP PLUS NP4	21,752.953	16.47	358,271
ING MAP PLUS NP5	8,573.311	16.42	140,774
ING MAP PLUS NP6	38,027.583	16.37	622,512
ING MAP PLUS NP8	102,804.666	16.27	1,672,632
ING MAP PLUS NP9	61,041.624	16.22	990,095
ING MAP PLUS NP10	29,568.991	16.18	478,426
ING MAP PLUS NP11	38,672.709	16.13	623,791
ING MAP PLUS NP12	16,563.364	16.08	266,339
ING MAP PLUS NP13	16,262.823	16.03	260,693
ING MAP PLUS NP14	65,213.369	15.99	1,042,762
ING MAP PLUS NP15	69,889.059	15.94	1,114,032
ING MAP PLUS NP16	752.807	15.89	11,962
ING MAP PLUS NP17	22,544.181	15.85	357,325
ING MAP PLUS NP18	3,977.092	15.80	62,838
ING MAP PLUS NP19	17,151.347	15.75	270,134
ING MAP PLUS NP20	9,607.646	15.71	150,936
ING MAP PLUS NP21	25,708.104	15.66	402,589
ING MAP PLUS NP22	16,896.757	15.61	263,758
ING MAP PLUS NP23	23,796.186	15.57	370,507
ING MAP PLUS NP24	5,050.038	15.52	78,377

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3 (continued)
ING MAP PLUS NP25	7,665.271	15.48	118,658
ING MAP PLUS NP26	10,523.171	15.43	162,373
ING MAP PLUS NP27	190.505	15.38	2,930
ING MAP PLUS NP28	17,273.485	15.34	264,975
ING MAP PLUS NP29	10,688.025	15.29	163,420
ING MAP PLUS NP30	4,507.031	15.25	68,732
ING MAP PLUS NP31	45.618	15.20	693
ING MAP PLUS NP32	1,870.026	15.16	28,350
ING MAP PLUS NP36	401.702	14.98	6,017
	720,603.465		$ 11,577,117
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	9,930.549	$ 16.25	$ 161,371
ING Custom Choice 65	2,557.710	14.49	37,061
Qualified V	2,500.142	15.45	38,627
Qualified VI	3,252,867.665	15.60	50,744,736
Qualified XII (0.00)	39,259.308	16.74	657,201
Qualified XII (0.05)	276,847.719	16.71	4,626,125
Qualified XII (0.10)	73.239	16.65	1,219
Qualified XII (0.25)	452.906	16.51	7,477
Qualified XII (0.30)	214,092.721	16.46	3,523,966
Qualified XII (0.35)	1,789.636	16.41	29,368
Qualified XII (0.40)	87,378.890	16.37	1,430,392
Qualified XII (0.50)	1,915,626.174	16.27	31,167,238
Qualified XII (0.55)	176,649.167	16.23	2,867,016
Qualified XII (0.60)	35,173.615	16.18	569,109
Qualified XII (0.65)	450,104.663	16.14	7,264,689
Qualified XII (0.70)	328,320.490	16.09	5,282,677
Qualified XII (0.75)	1,022,503.173	16.04	16,400,951
Qualified XII (0.80)	603,193.271	16.00	9,651,092
Qualified XII (0.85)	466,338.116	15.95	7,438,093
Qualified XII (0.90)	62,562.770	15.91	995,374
Qualified XII (0.95)	548,199.900	15.86	8,694,450
Qualified XII (1.00)	3,019,894.480	15.82	47,774,731
Qualified XII (1.05)	56,874.836	15.77	896,916
Qualified XII (1.10)	86,617.226	15.73	1,362,489
Qualified XII (1.15)	136,704.420	15.68	2,143,525
Qualified XII (1.20)	23,498.512	15.64	367,517
Qualified XII (1.25)	167,669.245	15.60	2,615,640
Qualified XII (1.30)	189.406	15.55	2,945
Qualified XII (1.35)	9,436.318	15.51	146,357
Qualified XII (1.40)	20,628.117	15.46	318,911
Qualified XII (1.45)	1,918.176	15.42	29,578
Qualified XII (1.50)	1,608.578	15.38	24,740
Qualified XV	11,782.322	15.86	186,868
Qualified XVI	76,605.195	15.38	1,178,188
Qualified XVII	604.344	15.72	9,500
Qualified XXI	33,940.406	16.00	543,046
Qualified XXVI	2,351.676	15.95	37,509

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XXVII	2,451,826.374	$ 13.91	$ 34,104,905
Qualified XXXIII (0.65)	7,108.600	16.80	119,424
Qualified XXXIV	5,848.116	8.12	47,487
Qualified XXXVIII	69,773.572	8.20	572,143
Qualified XLIII	5,853.469	8.12	47,530
Qualified LIV	166,555.604	14.33	2,386,742
Qualified LVI	36,525.806	14.57	532,181
	15,890,236.622		$ 247,037,104
Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	2,035.857	$ 12.36	$ 25,163
ING MAP PLUS NP9	5,977.329	12.33	73,700
ING MAP PLUS NP14	120.037	12.14	1,457
ING MAP PLUS NP17	6,760.448	12.04	81,396
ING MAP PLUS NP18	2,009.985	12.00	24,120
ING MAP PLUS NP20	6,339.763	11.93	75,633
ING MAP PLUS NP26	1,604.947	11.72	18,810
ING MAP PLUS NP27	254.170	11.69	2,971
Qualified V	362.163	18.39	6,660
Qualified VI	785,985.830	18.66	14,666,496
Qualified XII (0.10)	19.417	20.79	404
Qualified XII (0.30)	53,015.070	20.41	1,082,038
Qualified XII (0.40)	25,493.055	20.21	515,215
Qualified XII (0.50)	13,845.190	20.03	277,319
Qualified XII (0.55)	20,870.916	19.93	415,957
Qualified XII (0.60)	9,129.528	19.84	181,130
Qualified XII (0.65)	45,701.007	19.75	902,595
Qualified XII (0.70)	28,496.432	19.65	559,955
Qualified XII (0.75)	174,732.111	19.56	3,417,760
Qualified XII (0.80)	11,211.361	19.47	218,285
Qualified XII (0.85)	108,555.055	19.38	2,103,797
Qualified XII (0.90)	44,483.671	19.29	858,090
Qualified XII (0.95)	113,856.999	19.20	2,186,054
Qualified XII (1.00)	607,006.062	19.11	11,599,886
Qualified XII (1.05)	19,064.826	19.02	362,613
Qualified XII (1.10)	19,956.690	18.93	377,780
Qualified XII (1.15)	39,609.982	18.84	746,252
Qualified XII (1.20)	5,704.525	18.75	106,960
Qualified XII (1.25)	35,143.042	18.66	655,769
Qualified XII (1.30)	8,509.355	18.58	158,104
Qualified XII (1.35)	116.823	18.49	2,160
Qualified XII (1.40)	3,961.711	18.40	72,895
Qualified XII (1.45)	955.173	18.32	17,499
Qualified XII (1.50)	3.717	18.23	68
Qualified XVI	10,121.747	18.23	184,519
Qualified XVII	406.813	18.66	7,591
Qualified XXVII	2,126,652.263	18.93	40,257,527
Qualified XXXIV	1,869.222	8.26	15,440
Qualified XXXVIII	1,708.338	8.34	14,248
Qualified LIV	39,529.179	11.09	438,379
	4,381,179.809		$ 82,712,695

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	269,610.564	$9.59 to $10.80	$ 2,903,518
Contracts in accumulation period:
ING Custom Choice 62	2,620.070	10.24	26,830
ING Custom Choice 65	10,319.925	9.96	102,786
ING MAP PLUS NP1	19,396.716	10.37	201,144
ING MAP PLUS NP6	11,929.004	10.22	121,914
ING MAP PLUS NP8	10,869.956	10.16	110,439
ING MAP PLUS NP11	16,036.630	10.07	161,489
ING MAP PLUS NP12	4,485.305	10.04	45,032
ING MAP PLUS NP13	29,415.564	10.01	294,450
ING MAP PLUS NP14	1,391.234	9.98	13,885
ING MAP PLUS NP15	17,033.699	9.95	169,485
ING MAP PLUS NP16	1,400.115	9.92	13,889
ING MAP PLUS NP17	7,325.315	9.89	72,447
ING MAP PLUS NP20	9,333.466	9.80	91,468
ING MAP PLUS NP22	267.203	9.74	2,603
ING MAP PLUS NP23	2,525.523	9.72	24,548
ING MAP PLUS NP24	1,154.985	9.69	11,192
ING MAP PLUS NP26	4,848.048	9.63	46,687
ING MAP PLUS NP28	2,378.912	9.57	22,766
ING MAP PLUS NP29	3,394.172	9.55	32,414
ING MAP PLUS NP30	1,997.263	9.52	19,014
ING MAP PLUS NP32	44.493	9.46	421
ING MAP PLUS NP36	1,167.440	9.35	10,916
Qualified V	2,820.653	18.91	53,339
Qualified VI	3,266,009.001	19.42	63,425,895
Qualified VIII	2,651.530	19.33	51,254
Qualified X (1.15)	252,568.469	24.68	6,233,390
Qualified X (1.25)	278,676.426	24.30	6,771,837
Qualified XII (0.00)	30,022.154	12.76	383,083
Qualified XII (0.05)	123,950.482	21.58	2,674,851
Qualified XII (0.10)	234.060	12.61	2,951
Qualified XII (0.20)	65,342.293	12.46	814,165
Qualified XII (0.25)	11,560.239	12.39	143,231
Qualified XII (0.30)	299,833.531	12.32	3,693,949
Qualified XII (0.35)	9,351.718	12.25	114,559
Qualified XII (0.40)	122,797.017	18.55	2,277,885
Qualified XII (0.45)	47.215	12.11	572
Qualified XII (0.50)	1,418,007.886	12.52	17,753,459
Qualified XII (0.55)	148,927.310	11.97	1,782,660
Qualified XII (0.60)	75,944.775	11.90	903,743
Qualified XII (0.65)	670,535.361	11.83	7,932,433
Qualified XII (0.70)	302,710.575	11.76	3,559,876
Qualified XII (0.75)	280,525.007	11.69	3,279,337
Qualified XII (0.80)	804,864.852	12.68	10,205,686
Qualified XII (0.85)	373,153.588	17.69	6,601,087
Qualified XII (0.90)	56,842.310	12.33	700,866
Qualified XII (0.95)	686,819.837	17.45	11,985,006

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified XII (1.00)	1,395,515.890	$ 17.33	$ 24,184,290
Qualified XII (1.05)	85,701.456	17.21	1,474,922
Qualified XII (1.10)	146,695.670	17.09	2,507,029
Qualified XII (1.15)	140,149.229	16.98	2,379,734
Qualified XII (1.20)	49,321.489	16.86	831,560
Qualified XII (1.25)	143,169.845	16.75	2,398,095
Qualified XII (1.30)	8,916.300	16.63	148,278
Qualified XII (1.35)	2,974.625	16.52	49,141
Qualified XII (1.40)	18,638.490	16.41	305,858
Qualified XII (1.45)	8,189.676	16.30	133,492
Qualified XII (1.50)	3,869.425	16.19	62,646
Qualified XIII	2,248.904	20.22	45,473
Qualified XV	28,646.071	20.19	578,364
Qualified XVI	118,617.736	18.81	2,231,200
Qualified XVII	2,551.355	19.42	49,547
Qualified XVIII	9,784.530	24.30	237,764
Qualified XXVI	8,473.236	20.05	169,888
Qualified XXVII	2,019,630.701	20.81	42,028,515
Qualified XXVIII	1,175,450.943	20.63	24,249,553
Qualified XXXII	22,816.938	10.48	239,122
Qualified XXXIV	82,677.456	7.06	583,703
Qualified XXXVI	33,424.254	11.02	368,335
Qualified XXXVIII	55,982.248	7.13	399,153
Qualified XLIII	15,464.268	7.06	109,178
Qualified LIV	58,973.307	9.86	581,477
Qualified LVI	152,143.750	10.02	1,524,480
	15,503,169.683		$ 263,715,248
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	46,659.611	$ 9.75	$ 454,931
Contracts in accumulation period:
ING Custom Choice 62	3,903.415	9.77	38,136
ING Custom Choice 65	22,263.108	10.25	228,197
ING MAP PLUS NP1	11,704.670	9.45	110,609
ING MAP PLUS NP9	2,874.320	9.23	26,530
ING MAP PLUS NP11	4,605.400	9.17	42,232
ING MAP PLUS NP17	1,878.749	9.01	16,928
ING MAP PLUS NP21	3,932.217	8.91	35,036
ING MAP PLUS NP24	1,652.023	8.83	14,587
ING MAP PLUS NP26	1,484.885	8.77	13,022
ING MAP PLUS NP30	144.783	8.67	1,255
Qualified V	134.466	15.54	2,090
Qualified VI	4,255,039.917	15.71	66,846,677
Qualified VIII	6,683.641	15.88	106,136
Qualified X (1.15)	335,810.660	22.19	7,451,639
Qualified X (1.25)	309,061.442	21.84	6,749,902
Qualified XII (0.00)	32,322.728	11.48	371,065
Qualified XII (0.05)	26,974.389	17.45	470,703
Qualified XII (0.10)	90.333	11.35	1,025

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
(continued)
Qualified XII (0.20)	72,136.150	$ 11.22	$ 809,368
Qualified XII (0.25)	7,717.926	11.16	86,132
Qualified XII (0.30)	406,574.322	11.09	4,508,909
Qualified XII (0.35)	21,537.317	11.03	237,557
Qualified XII (0.40)	77,200.782	15.78	1,218,228
Qualified XII (0.45)	277.676	10.90	3,027
Qualified XII (0.50)	417,864.489	11.38	4,755,298
Qualified XII (0.55)	207,922.881	10.77	2,239,329
Qualified XII (0.60)	166,797.587	10.71	1,786,402
Qualified XII (0.65)	1,361,965.799	10.65	14,504,936
Qualified XII (0.70)	290,339.224	10.59	3,074,692
Qualified XII (0.75)	280,771.178	10.53	2,956,521
Qualified XII (0.80)	579,018.528	11.46	6,635,552
Qualified XII (0.85)	664,732.929	15.04	9,997,583
Qualified XII (0.90)	64,537.467	11.06	713,784
Qualified XII (0.95)	631,480.874	14.84	9,371,176
Qualified XII (1.00)	1,827,869.745	14.74	26,942,800
Qualified XII (1.05)	60,360.564	14.64	883,679
Qualified XII (1.10)	204,620.275	14.54	2,975,179
Qualified XII (1.15)	107,056.771	14.44	1,545,900
Qualified XII (1.20)	65,322.741	14.34	936,728
Qualified XII (1.25)	119,462.644	14.24	1,701,148
Qualified XII (1.30)	7,923.400	14.15	112,116
Qualified XII (1.35)	9,319.967	14.05	130,946
Qualified XII (1.40)	30,852.862	13.96	430,706
Qualified XII (1.45)	5,700.573	13.86	79,010
Qualified XII (1.50)	7,724.064	13.77	106,360
Qualified XV	29,823.810	16.33	487,023
Qualified XVI	145,983.961	15.21	2,220,416
Qualified XVII	2,889.044	15.71	45,387
Qualified XVIII	18,082.799	21.84	394,928
Qualified XXVI	18,772.125	16.22	304,484
Qualified XXXII	27,198.452	9.64	262,193
Qualified XXXIII (0.65)	18.437	8.94	165
Qualified XXXIV	145,914.325	6.55	955,739
Qualified XXXVI	45,095.353	9.02	406,760
Qualified XXXVIII	145,771.523	6.62	965,007
Qualified XLIII	23,854.965	6.55	156,250
Qualified LIV	60,582.518	10.14	614,307
Qualified LVI	224,254.267	10.31	2,312,061
	13,652,551.071		$ 190,848,486
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	5,783.750	$11.29 to $11.79	$ 68,143
Contracts in accumulation period:
Qualified XXVII	602,581.969	10.90	6,568,143
Qualified XXVIII	219,144.429	10.80	2,366,760
	827,510.148		$ 9,003,046

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	1,867.793	$ 12.06	$ 22,526
Qualified V	777.289	16.12	12,530
Qualified VI	688,071.523	16.49	11,346,299
Qualified VIII	644.643	16.47	10,617
Qualified X (1.15)	73,107.236	17.26	1,261,831
Qualified X (1.25)	94,879.956	16.99	1,612,010
Qualified XII (0.00)	3,619.496	13.12	47,488
Qualified XII (0.05)	41,307.288	18.33	757,163
Qualified XII (0.20)	40,973.299	12.82	525,278
Qualified XII (0.25)	1,553.791	12.74	19,795
Qualified XII (0.30)	53,660.245	12.67	679,875
Qualified XII (0.35)	2,690.392	12.60	33,899
Qualified XII (0.40)	17,913.896	17.46	312,777
Qualified XII (0.45)	15.855	12.45	197
Qualified XII (0.50)	43,424.772	13.35	579,721
Qualified XII (0.55)	63,158.972	12.31	777,487
Qualified XII (0.60)	5,009.816	12.23	61,270
Qualified XII (0.65)	280,635.236	12.16	3,412,524
Qualified XII (0.70)	35,798.263	12.09	432,801
Qualified XII (0.75)	52,509.947	12.02	631,170
Qualified XII (0.80)	116,843.345	13.36	1,561,027
Qualified XII (0.85)	93,122.707	16.64	1,549,562
Qualified XII (0.90)	7,626.882	13.23	100,904
Qualified XII (0.95)	61,281.813	16.42	1,006,247
Qualified XII (1.00)	135,526.446	16.31	2,210,436
Qualified XII (1.05)	10,237.990	16.20	165,855
Qualified XII (1.10)	26,517.148	16.09	426,661
Qualified XII (1.15)	14,863.243	15.98	237,515
Qualified XII (1.20)	12,748.473	15.87	202,318
Qualified XII (1.25)	24,291.341	15.76	382,832
Qualified XII (1.30)	1,735.024	15.65	27,153
Qualified XII (1.35)	663.933	15.55	10,324
Qualified XII (1.40)	3,181.907	15.44	49,129
Qualified XII (1.45)	208.193	15.34	3,194
Qualified XII (1.50)	1,785.388	15.23	27,191
Qualified XV	8,409.246	17.15	144,219
Qualified XVI	28,245.923	15.97	451,087
Qualified XVII	1,749.879	16.49	28,856
Qualified XVIII	3,532.075	16.99	60,010
Qualified XXVI	1,776.185	17.03	30,248
Qualified XXVII	402,279.517	9.29	3,737,177
Qualified XXXII	1,749.949	13.01	22,767
Qualified XXXIV	8,247.546	6.91	56,991
Qualified XXXVI	2,604.117	13.99	36,432
Qualified XXXVIII	17,684.333	6.97	123,260
Qualified XLIII	1,094.020	6.90	7,549
Qualified LIV	7,670.980	11.93	91,515
Qualified LVI	29,959.322	12.12	363,107
	2,527,256.633		$ 35,650,824

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	614,951.731	$ 13.34	$ 8,203,456
Contracts in accumulation period:
ING Custom Choice 62	29,512.048	12.87	379,820
ING Custom Choice 65	37,437.446	12.03	450,372
ING MAP PLUS NP1	178,049.083	13.46	2,396,541
ING MAP PLUS NP3	2,963.848	13.38	39,656
ING MAP PLUS NP4	30,208.158	13.34	402,977
ING MAP PLUS NP6	27,305.980	13.27	362,350
ING MAP PLUS NP8	143,572.523	13.19	1,893,722
ING MAP PLUS NP9	49,268.708	13.15	647,884
ING MAP PLUS NP10	76,730.727	13.11	1,005,940
ING MAP PLUS NP11	36,492.356	13.07	476,955
ING MAP PLUS NP12	23,028.371	13.03	300,060
ING MAP PLUS NP13	51,925.431	12.99	674,511
ING MAP PLUS NP14	32,041.744	12.96	415,261
ING MAP PLUS NP15	79,465.344	12.92	1,026,692
ING MAP PLUS NP16	34,983.868	12.88	450,592
ING MAP PLUS NP17	67,268.187	12.84	863,724
ING MAP PLUS NP18	21,001.128	12.80	268,814
ING MAP PLUS NP19	29,176.641	12.77	372,586
ING MAP PLUS NP20	65,197.524	12.73	829,964
ING MAP PLUS NP21	36,122.888	12.69	458,399
ING MAP PLUS NP22	5,386.902	12.65	68,144
ING MAP PLUS NP23	17,606.072	12.62	222,189
ING MAP PLUS NP24	21,222.027	12.58	266,973
ING MAP PLUS NP25	19,650.221	12.54	246,414
ING MAP PLUS NP26	27,695.257	12.51	346,468
ING MAP PLUS NP27	851.389	12.47	10,617
ING MAP PLUS NP28	43,339.124	12.43	538,705
ING MAP PLUS NP29	24,145.159	12.39	299,159
ING MAP PLUS NP30	9,352.214	12.36	115,593
ING MAP PLUS NP32	1,153.070	12.29	14,171
ING MAP PLUS NP35	2,779.459	12.18	33,854
ING MAP PLUS NP36	963.021	12.14	11,691
Qualified V	2,304.718	27.58	63,564
Qualified VI	7,681,516.410	28.03	215,312,905
Qualified VIII	4,971.445	28.19	140,145
Qualified X (1.15)	315,242.765	31.96	10,075,159
Qualified X (1.25)	538,064.117	31.49	16,943,639
Qualified XII (0.00)	1,496,673.729	11.39	17,046,833
Qualified XII (0.05)	455,869.868	31.15	14,200,346
Qualified XII (0.10)	203.441	18.66	3,796
Qualified XII (0.20)	256,899.404	18.45	4,739,794
Qualified XII (0.25)	18,750.040	18.34	343,876
Qualified XII (0.30)	737,447.280	18.24	13,451,038
Qualified XII (0.35)	24,726.892	18.13	448,299
Qualified XII (0.40)	179,245.409	27.97	5,013,494
Qualified XII (0.45)	1,476.116	17.92	26,452

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XII (0.50)	2,280,120.693	$ 18.61	$ 42,433,046
Qualified XII (0.55)	488,206.102	17.71	8,646,130
Qualified XII (0.60)	214,022.932	17.61	3,768,944
Qualified XII (0.65)	1,369,701.104	17.51	23,983,466
Qualified XII (0.70)	759,567.008	17.41	13,224,062
Qualified XII (0.75)	1,158,331.934	17.31	20,050,726
Qualified XII (0.80)	1,606,596.174	18.92	30,396,800
Qualified XII (0.85)	3,944,179.467	26.67	105,191,266
Qualified XII (0.90)	219,596.582	18.27	4,012,030
Qualified XII (0.95)	1,150,735.993	26.31	30,275,864
Qualified XII (1.00)	3,764,165.393	26.13	98,357,642
Qualified XII (1.05)	166,720.012	25.95	4,326,384
Qualified XII (1.10)	251,311.934	25.78	6,478,822
Qualified XII (1.15)	372,022.091	25.60	9,523,766
Qualified XII (1.20)	80,196.253	25.43	2,039,391
Qualified XII (1.25)	318,093.326	25.25	8,031,856
Qualified XII (1.30)	3,320.402	25.08	83,276
Qualified XII (1.35)	7,027.853	24.91	175,064
Qualified XII (1.40)	36,898.477	24.74	912,868
Qualified XII (1.45)	11,785.879	24.57	289,579
Qualified XII (1.50)	6,049.980	24.41	147,680
Qualified XIII	7,293.155	29.20	212,960
Qualified XV	36,580.563	29.15	1,066,323
Qualified XVI	190,163.133	27.15	5,162,929
Qualified XVII	18,043.128	28.03	505,749
Qualified XVIII	22,039.466	31.49	694,023
Qualified XXI	212,686.419	29.62	6,299,772
Qualified XXVI	3,798.064	28.95	109,954
Qualified XXVII	4,886,994.433	32.46	158,631,839
Qualified XXVIII	1,406,595.837	32.18	45,264,254
Qualified XXXII	25,384.117	13.29	337,355
Qualified XXXIII (0.65)	118,812.707	15.28	1,815,458
Qualified XXXIV	107,259.549	7.60	815,173
Qualified XXXVI	57,079.431	15.40	879,023
Qualified XXXVIII	323,172.870	7.67	2,478,736
Qualified XLIII	78,774.597	7.59	597,899
Qualified LIV	463,388.140	11.90	5,514,319
Qualified LVI	485,170.355	12.10	5,870,561
	40,206,124.836		$ 970,508,583

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,874,365.563	$ 22.84	$ 88,490,509
Qualified XXVIII	298,278.777	22.64	6,753,032
	4,172,644.340		$ 95,243,541

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	1,163,340.078	$ 11.99	$ 13,948,448

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	760,132.395	$ 20.58	$ 15,643,525
Qualified XXVIII	218,429.292	20.40	4,455,958
	978,561.687		$ 20,099,483
Mutual Global Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP1	702.361	$ 16.09	$ 11,301
ING MAP PLUS NP6	4,751.950	15.86	75,366
ING MAP PLUS NP8	53,940.868	15.76	850,108
ING MAP PLUS NP9	14,299.540	15.72	224,789
ING MAP PLUS NP11	20,036.172	15.62	312,965
ING MAP PLUS NP12	6,920.333	15.58	107,819
ING MAP PLUS NP13	2,758.032	15.53	42,832
ING MAP PLUS NP14	14,730.689	15.49	228,178
ING MAP PLUS NP15	12,206.703	15.44	188,471
ING MAP PLUS NP17	9,341.686	15.35	143,395
ING MAP PLUS NP18	15,764.947	15.30	241,204
ING MAP PLUS NP19	2,865.304	15.26	43,725
ING MAP PLUS NP20	35,667.774	15.21	542,507
ING MAP PLUS NP21	8,830.604	15.17	133,960
ING MAP PLUS NP22	3,509.377	15.12	53,062
ING MAP PLUS NP23	1,938.030	15.08	29,225
ING MAP PLUS NP24	2,379.809	15.04	35,792
ING MAP PLUS NP25	1,571.334	14.99	23,554
ING MAP PLUS NP26	938.691	14.95	14,033
ING MAP PLUS NP27	297.094	14.90	4,427
ING MAP PLUS NP28	2,861.776	14.86	42,526
ING MAP PLUS NP32	175.593	14.68	2,578
ING MAP PLUS NP36	76.645	14.51	1,112
	216,565.312		$ 3,352,929

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	690.912	$ 11.81	$ 8,160
ING MAP PLUS NP4	13,807.650	11.77	162,516
ING MAP PLUS NP11	176.698	11.53	2,037
ING MAP PLUS NP12	1,853.679	11.50	21,317
ING MAP PLUS NP13	546.909	11.46	6,268
ING MAP PLUS NP14	1,224.874	11.43	14,000
ING MAP PLUS NP15	2,626.577	11.40	29,943
ING MAP PLUS NP16	447.309	11.36	5,081
ING MAP PLUS NP17	2,872.068	11.33	32,541
ING MAP PLUS NP18	6,074.424	11.30	68,641
ING MAP PLUS NP21	2,141.494	11.20	23,985
ING MAP PLUS NP23	2,953.262	11.13	32,870
ING MAP PLUS NP26	2,960.690	11.03	32,656
ING MAP PLUS NP28	10,534.097	10.97	115,559
ING MAP PLUS NP30	11.317	10.90	123
ING MAP PLUS NP32	654.910	10.84	7,099
	49,576.870		$ 562,796
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	119,249.317	$ 13.14	$ 1,566,936
Contracts in accumulation period:
ING Custom Choice 62	1,673.798	12.49	20,906
ING Custom Choice 65	2,252.906	10.98	24,737
ING MAP PLUS NP4	15,207.928	12.94	196,791
ING MAP PLUS NP5	1,685.910	12.91	21,765
ING MAP PLUS NP6	2,658.160	12.87	34,211
ING MAP PLUS NP8	38,540.035	12.79	492,927
ING MAP PLUS NP9	599.385	12.75	7,642
ING MAP PLUS NP10	2,758.848	12.72	35,093
ING MAP PLUS NP11	2,888.027	12.68	36,620
ING MAP PLUS NP12	1,849.359	12.64	23,376
ING MAP PLUS NP13	8,110.230	12.60	102,189
ING MAP PLUS NP14	10,649.660	12.57	133,866
ING MAP PLUS NP15	18,203.320	12.53	228,088
ING MAP PLUS NP16	12,390.756	12.49	154,761
ING MAP PLUS NP17	8,635.315	12.46	107,596
ING MAP PLUS NP18	1,499.370	12.42	18,622
ING MAP PLUS NP19	45.713	12.38	566
ING MAP PLUS NP20	259.782	12.35	3,208
ING MAP PLUS NP21	2,367.864	12.31	29,148
ING MAP PLUS NP22	574.694	12.27	7,051
ING MAP PLUS NP23	808.458	12.24	9,896
ING MAP PLUS NP24	358.242	12.20	4,371
ING MAP PLUS NP26	3,698.424	12.13	44,862
ING MAP PLUS NP28	2,341.619	12.06	28,240
ING MAP PLUS NP29	541.194	12.02	6,505
ING MAP PLUS NP30	1,964.096	11.99	23,550
ING MAP PLUS NP32	476.951	11.92	5,685

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
ING MAP PLUS NP35	794.365	$ 11.81	$ 9,381
ING MAP PLUS NP36	99.007	11.78	1,166
Qualified V	368.354	14.65	5,396
Qualified VI	1,107,964.035	14.85	16,453,266
Qualified X (1.15)	44,260.774	14.97	662,584
Qualified X (1.25)	107,113.702	14.85	1,590,638
Qualified XII (0.00)	1,573.967	16.50	25,970
Qualified XII (0.05)	36,211.624	16.24	588,077
Qualified XII (0.10)	205.686	16.36	3,365
Qualified XII (0.20)	37.400	16.23	607
Qualified XII (0.25)	46.296	16.16	748
Qualified XII (0.30)	179,700.459	16.09	2,891,380
Qualified XII (0.40)	62,253.152	15.95	992,938
Qualified XII (0.50)	835,056.638	15.82	13,210,596
Qualified XII (0.55)	39,469.472	15.75	621,644
Qualified XII (0.60)	41,203.366	15.69	646,481
Qualified XII (0.65)	274,512.775	15.62	4,287,890
Qualified XII (0.70)	51,356.059	15.55	798,587
Qualified XII (0.75)	136,277.563	15.49	2,110,939
Qualified XII (0.80)	36,126.493	15.42	557,071
Qualified XII (0.85)	181,624.024	15.36	2,789,745
Qualified XII (0.90)	19,174.079	15.29	293,172
Qualified XII (0.95)	189,715.132	15.23	2,889,361
Qualified XII (1.00)	770,867.495	15.16	11,686,351
Qualified XII (1.05)	31,208.793	15.10	471,253
Qualified XII (1.10)	27,950.142	15.04	420,370
Qualified XII (1.15)	38,808.480	14.97	580,963
Qualified XII (1.20)	24,340.771	14.91	362,921
Qualified XII (1.25)	66,300.659	14.85	984,565
Qualified XII (1.30)	1,892.476	14.78	27,971
Qualified XII (1.35)	1,407.268	14.72	20,715
Qualified XII (1.40)	3,111.533	14.66	45,615
Qualified XII (1.45)	2,447.493	14.60	35,733
Qualified XII (1.50)	324.866	14.54	4,724
Qualified XV	5,398.309	15.23	82,216
Qualified XVI	19,557.508	14.54	284,366
Qualified XVII	2,293.051	14.85	34,052
Qualified XVIII	3,372.937	14.85	50,088
Qualified XXI	31,775.234	15.42	489,974
Qualified XXVI	2,519.957	15.29	38,530
Qualified XXVII	427,581.814	16.69	7,136,340
Qualified XXVIII	535,827.127	14.28	7,651,611
Qualified XXXII	1,046.717	12.77	13,367
Qualified XXXIII (0.65)	51,226.918	15.70	804,263
Qualified XXXIV	2,302.077	8.13	18,716
Qualified XXXVIII	14,397.702	8.21	118,205
Qualified XLIII	2,264.906	8.12	18,391
Qualified LIV	21,562.120	10.86	234,165
Qualified LVI	22,760.557	11.04	251,277
	5,719,980.693		$ 86,666,952

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP6	19,525.732	$ 8.12	$ 158,549
ING MAP PLUS NP9	9,986.633	8.10	80,892
ING MAP PLUS NP11	2,799.923	8.09	22,651
ING MAP PLUS NP13	348.750	8.07	2,814
ING MAP PLUS NP14	3,568.410	8.07	28,797
ING MAP PLUS NP15	6,503.134	8.06	52,415
ING MAP PLUS NP17	12,423.533	8.05	100,009
ING MAP PLUS NP18	293.127	8.04	2,357
ING MAP PLUS NP22	1,958.829	8.01	15,690
ING MAP PLUS NP23	484.547	8.01	3,881
ING MAP PLUS NP27	3,253.030	7.98	25,959
ING MAP PLUS NP28	538.049	7.97	4,288
ING MAP PLUS NP29	870.635	7.97	6,939
	62,554.332		$ 505,241
Fundamental InvestorsSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,071.608	$ 8.03	$ 16,635
Qualified V	508.984	8.01	4,077
Qualified VI	784,999.533	8.03	6,303,546
Qualified XII (0.30)	15,264.400	8.16	124,558
Qualified XII (0.40)	81,610.942	8.14	664,313
Qualified XII (0.50)	20,640.882	8.13	167,810
Qualified XII (0.55)	1,120.762	8.12	9,101
Qualified XII (0.60)	27,144.618	8.12	220,414
Qualified XII (0.65)	12,882.390	8.11	104,476
Qualified XII (0.70)	22,733.319	8.10	184,140
Qualified XII (0.75)	152,684.747	8.10	1,236,746
Qualified XII (0.80)	96,818.132	8.09	783,259
Qualified XII (0.85)	141,751.767	8.08	1,145,354
Qualified XII (0.90)	28,551.222	8.08	230,694
Qualified XII (0.95)	160,449.494	8.07	1,294,827
Qualified XII (1.00)	501,927.589	8.06	4,045,536
Qualified XII (1.05)	6,916.604	8.06	55,748
Qualified XII (1.10)	18,090.117	8.05	145,625
Qualified XII (1.15)	26,638.832	8.04	214,176
Qualified XII (1.20)	10,181.907	8.04	81,863
Qualified XII (1.25)	38,453.781	8.03	308,784
Qualified XII (1.30)	41.185	8.02	330
Qualified XII (1.35)	8.677	8.02	70
Qualified XII (1.40)	435.253	8.01	3,486
Qualified XII (1.50)	455.926	8.00	3,647
Qualified XIII	466.113	8.07	3,762
Qualified XVI	8,212.912	8.00	65,703
Qualified XXI	506,993.756	8.09	4,101,579
Qualified XXXIV	340.778	8.12	2,767
Qualified XXXVIII	4,245.833	8.20	34,816
Qualified LIV	26,511.838	8.09	214,481
Qualified LVI	1,055.996	8.16	8,617
	2,700,209.897		$ 21,780,940

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	66,751.951	$ 12.36	$ 825,054
ING MAP PLUS NP3	271.523	12.29	3,337
ING MAP PLUS NP4	27,168.247	12.25	332,811
ING MAP PLUS NP6	32,732.176	12.18	398,678
ING MAP PLUS NP8	121,108.117	12.11	1,466,619
ING MAP PLUS NP9	104,347.096	12.07	1,259,469
ING MAP PLUS NP10	39,038.061	12.04	470,018
ING MAP PLUS NP11	97,629.710	12.00	1,171,557
ING MAP PLUS NP12	18,254.397	11.96	218,323
ING MAP PLUS NP13	37,617.925	11.93	448,782
ING MAP PLUS NP14	106,754.941	11.89	1,269,316
ING MAP PLUS NP15	104,299.545	11.86	1,236,993
ING MAP PLUS NP16	14,425.892	11.82	170,514
ING MAP PLUS NP17	56,304.293	11.79	663,828
ING MAP PLUS NP18	69,189.136	11.75	812,972
ING MAP PLUS NP19	51,447.846	11.72	602,969
ING MAP PLUS NP20	51,157.085	11.69	598,026
ING MAP PLUS NP21	57,924.955	11.65	674,826
ING MAP PLUS NP22	41,918.156	11.62	487,089
ING MAP PLUS NP23	38,983.460	11.58	451,428
ING MAP PLUS NP24	5,014.732	11.55	57,920
ING MAP PLUS NP25	6,646.745	11.51	76,504
ING MAP PLUS NP26	6,878.243	11.48	78,962
ING MAP PLUS NP27	1,158.167	11.45	13,261
ING MAP PLUS NP28	57,222.324	11.41	652,907
ING MAP PLUS NP29	12,465.015	11.38	141,852
ING MAP PLUS NP30	6,590.861	11.35	74,806
ING MAP PLUS NP31	61.620	11.31	697
ING MAP PLUS NP32	2,303.266	11.28	25,981
ING MAP PLUS NP35	1,088.775	11.18	12,173
ING MAP PLUS NP36	4.429	11.15	49
Qualified XII (1.00)	62,449.577	9.33	582,655
	1,299,208.266		$ 15,280,376
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	12,134.557	$ 12.02	$ 145,857
ING Custom Choice 65	774.672	11.81	9,149
Qualified V	4,614.141	11.59	53,478
Qualified VI	5,228,768.172	11.70	61,176,588
Qualified XII (0.00)	27,349.805	12.56	343,514
Qualified XII (0.05)	6,938.141	12.54	87,004
Qualified XII (0.10)	420.772	12.49	5,255
Qualified XII (0.25)	470.224	12.38	5,821
Qualified XII (0.30)	263,366.419	12.35	3,252,575
Qualified XII (0.35)	1,517.098	12.31	18,675
Qualified XII (0.40)	101,313.769	12.28	1,244,133
Qualified XII (0.50)	3,715,842.510	12.21	45,370,437

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.55)	339,960.131	$ 12.17	$ 4,137,315
Qualified XII (0.60)	73,914.566	12.14	897,323
Qualified XII (0.65)	422,408.055	12.10	5,111,137
Qualified XII (0.70)	430,520.813	12.07	5,196,386
Qualified XII (0.75)	1,206,364.628	12.04	14,524,630
Qualified XII (0.80)	1,708,652.073	12.00	20,503,825
Qualified XII (0.85)	758,979.069	11.97	9,084,979
Qualified XII (0.90)	156,731.433	11.93	1,869,806
Qualified XII (0.95)	866,847.703	11.90	10,315,488
Qualified XII (1.00)	4,122,456.695	11.87	48,933,561
Qualified XII (1.05)	96,562.500	11.83	1,142,334
Qualified XII (1.10)	147,477.767	11.80	1,740,238
Qualified XII (1.15)	247,547.079	11.77	2,913,629
Qualified XII (1.20)	33,967.350	11.73	398,437
Qualified XII (1.25)	314,662.384	11.70	3,681,550
Qualified XII (1.30)	7,273.518	11.67	84,882
Qualified XII (1.35)	7,689.785	11.63	89,432
Qualified XII (1.40)	36,064.345	11.60	418,346
Qualified XII (1.45)	8,781.354	11.57	101,600
Qualified XII (1.50)	1,553.885	11.53	17,916
Qualified XIII	1,140.450	11.90	13,571
Qualified XV	29,892.303	11.90	355,718
Qualified XVI	78,359.296	11.53	903,483
Qualified XVII	27,639.758	11.79	325,873
Qualified XXI	173,084.279	12.00	2,077,011
Qualified XXVI	2,065.655	11.96	24,705
Qualified XXVII	2,446,987.662	11.37	27,822,250
Qualified XXXIII (0.65)	12,469.763	12.43	154,999
Qualified XXXIV	51,393.942	7.89	405,498
Qualified XXXVIII	60,195.965	7.97	479,762
Qualified XLIII	25,847.701	7.89	203,938
Qualified LIV	83,434.975	11.68	974,521
Qualified LVI	41,718.227	11.88	495,613
	23,386,155.389		$ 277,112,242
The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	6,050.039	$ 12.47	$ 75,444
ING MAP PLUS NP6	6,504.598	12.28	79,876
ING MAP PLUS NP8	2,242.282	12.21	27,378
ING MAP PLUS NP9	3,850.606	12.17	46,862
ING MAP PLUS NP10	6,445.219	12.14	78,245
ING MAP PLUS NP11	12,517.792	12.10	151,465
ING MAP PLUS NP12	3,716.825	12.07	44,862
ING MAP PLUS NP13	12,264.599	12.03	147,543
ING MAP PLUS NP14	6,309.764	12.00	75,717
ING MAP PLUS NP15	21,888.531	11.96	261,787
ING MAP PLUS NP16	225.488	11.93	2,690
ING MAP PLUS NP17	8,462.068	11.89	100,614

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Income Fund of America® - Class R-3 (continued)
ING MAP PLUS NP18	3,279.793	$ 11.85	$ 38,866
ING MAP PLUS NP19	7,733.240	11.82	91,407
ING MAP PLUS NP20	8,434.455	11.78	99,358
ING MAP PLUS NP21	12,829.859	11.75	150,751
ING MAP PLUS NP22	1,917.648	11.72	22,475
ING MAP PLUS NP24	615.548	11.65	7,171
ING MAP PLUS NP25	10,756.402	11.61	124,882
ING MAP PLUS NP26	7,318.599	11.58	84,749
ING MAP PLUS NP28	1,335.671	11.51	15,374
ING MAP PLUS NP29	754.769	11.48	8,665
ING MAP PLUS NP30	1,450.951	11.44	16,599
ING MAP PLUS NP32	289.574	11.37	3,292
ING MAP PLUS NP35	1,983.695	11.27	22,356
ING MAP PLUS NP36	4.364	11.24	49
	149,182.379		$ 1,778,477
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	765,527.008	$10.09 to $33.68	$ 17,785,503
Contracts in accumulation period:
ING Custom Choice 62	119.730	10.74	1,286
ING Custom Choice 65	3,681.171	10.50	38,652
ING MAP PLUS NP1	1,809.379	10.99	19,885
ING MAP PLUS NP15	0.329	10.55	3
ING MAP PLUS NP21	2,159.569	10.36	22,373
ING MAP PLUS NP25	286.188	10.24	2,931
ING MAP PLUS NP26	2,299.233	10.21	23,475
Qualified I	18,481.779	32.97	609,344
Qualified V	628.955	24.29	15,277
Qualified VI	5,334,428.257	24.80	132,293,821
Qualified VII	82,099.711	24.03	1,972,856
Qualified VIII	1,720.365	23.00	39,568
Qualified IX	1,064.542	24.45	26,028
Qualified X (1.15)	377,418.067	25.20	9,510,935
Qualified X (1.25)	962,054.095	24.80	23,858,942
Qualified XII (0.00)	39,492.878	14.01	553,295
Qualified XII (0.05)	47,132.132	27.59	1,300,376
Qualified XII (0.10)	65.921	13.85	913
Qualified XII (0.20)	35,460.961	13.69	485,461
Qualified XII (0.25)	39,380.209	13.61	535,965
Qualified XII (0.30)	206,017.350	13.53	2,787,415
Qualified XII (0.35)	9,861.580	13.45	132,638
Qualified XII (0.40)	29,954.510	19.22	575,726
Qualified XII (0.45)	36.856	13.30	490
Qualified XII (0.50)	286,439.565	13.73	3,932,815
Qualified XII (0.55)	112,620.992	13.15	1,480,966
Qualified XII (0.60)	195,593.467	13.07	2,556,407
Qualified XII (0.65)	371,665.055	12.99	4,827,929
Qualified XII (0.70)	188,224.265	12.92	2,431,858
Qualified XII (0.75)	343,743.840	12.84	4,413,671

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified XII (0.80)	1,199,186.423	$ 13.63	$ 16,344,911
Qualified XII (0.85)	983,557.659	18.33	18,028,612
Qualified XII (0.90)	178,074.545	13.24	2,357,707
Qualified XII (0.95)	553,154.916	18.08	10,001,041
Qualified XII (1.00)	1,132,032.134	17.95	20,319,977
Qualified XII (1.05)	55,246.992	17.83	985,054
Qualified XII (1.10)	188,955.127	17.71	3,346,395
Qualified XII (1.15)	268,446.378	17.59	4,721,972
Qualified XII (1.20)	28,081.037	17.47	490,576
Qualified XII (1.25)	66,783.980	17.35	1,158,702
Qualified XII (1.30)	2,747.516	17.23	47,340
Qualified XII (1.35)	3,282.883	17.12	56,203
Qualified XII (1.40)	16,549.419	17.00	281,340
Qualified XII (1.45)	34.132	16.88	576
Qualified XII (1.50)	1,459.438	16.77	24,475
Qualified XIII	8.512	25.83	220
Qualified XV	10,885.558	25.79	280,739
Qualified XVI	106,516.486	24.02	2,558,526
Qualified XVII	67,835.892	25.59	1,735,920
Qualified XVIII	143,422.578	25.59	3,670,184
Qualified XIX	951.944	34.02	32,385
Qualified XX	19,757.980	33.60	663,868
Qualified XXVI	1,871.492	25.97	48,603
Qualified XXVII	844,430.990	33.33	28,144,885
Qualified XXVIII	102,341.532	33.25	3,402,856
Qualified XXX	28,285.122	31.83	900,315
Qualified XXXII	221,847.327	10.77	2,389,296
Qualified XXXIII (0.65)	5.354	11.69	63
Qualified XXXIV	136,813.207	8.45	1,156,072
Qualified XXXVI	21,940.484	11.80	258,898
Qualified XXXVIII	149,675.957	8.53	1,276,736
Qualified XLIII	12,394.711	8.44	104,611
Qualified LIV	220,708.759	10.39	2,293,164
Qualified LVI	238,935.268	10.57	2,525,546
	16,465,689.691		$ 341,844,572

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	14,066.300	$ 13.73	$ 193,130
ING MAP PLUS NP3	249.894	13.65	3,411
ING MAP PLUS NP4	7,255.035	13.60	98,668
ING MAP PLUS NP6	7,381.502	13.52	99,798
ING MAP PLUS NP9	8,003.935	13.41	107,333
ING MAP PLUS NP11	4.945	13.33	66
ING MAP PLUS NP12	4,182.800	13.29	55,589
ING MAP PLUS NP13	6,494.649	13.25	86,054
ING MAP PLUS NP15	7.952	13.17	105
ING MAP PLUS NP16	10,649.005	13.13	139,821
ING MAP PLUS NP17	537.397	13.09	7,035
ING MAP PLUS NP18	15,439.271	13.05	201,482
ING MAP PLUS NP19	1,714.003	13.01	22,299
ING MAP PLUS NP20	26,089.231	12.98	338,638
ING MAP PLUS NP21	7,281.985	12.94	94,229
ING MAP PLUS NP23	2,708.525	12.86	34,832
ING MAP PLUS NP24	2,726.040	12.82	34,948
ING MAP PLUS NP25	686.174	12.79	8,776
ING MAP PLUS NP26	845.957	12.75	10,786
ING MAP PLUS NP28	4,686.547	12.67	59,379
ING MAP PLUS NP29	728.146	12.64	9,204
ING MAP PLUS NP30	390.923	12.60	4,926
	122,130.216		$ 1,610,509
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	6,980.006	$ 12.98	$ 90,600
ING MAP PLUS NP8	30,914.331	12.72	393,230
ING MAP PLUS NP9	76,545.207	12.68	970,593
ING MAP PLUS NP10	3,660.546	12.64	46,269
ING MAP PLUS NP11	8,642.041	12.61	108,976
ING MAP PLUS NP12	337.078	12.57	4,237
ING MAP PLUS NP13	1,736.638	12.53	21,760
ING MAP PLUS NP14	22,069.727	12.49	275,651
ING MAP PLUS NP15	91,261.551	12.46	1,137,119
ING MAP PLUS NP17	23,747.021	12.38	293,988
ING MAP PLUS NP18	25,701.987	12.35	317,420
ING MAP PLUS NP19	5,876.327	12.31	72,338
ING MAP PLUS NP20	16,394.630	12.27	201,162
ING MAP PLUS NP21	29,346.777	12.24	359,205
ING MAP PLUS NP22	0.488	12.20	6
ING MAP PLUS NP23	6,868.537	12.17	83,590
ING MAP PLUS NP24	1,147.410	12.13	13,918
ING MAP PLUS NP26	3,489.378	12.06	42,082
ING MAP PLUS NP28	3,264.903	11.99	39,146
ING MAP PLUS NP29	10,588.675	11.95	126,535
ING MAP PLUS NP30	1,716.520	11.92	20,461
ING MAP PLUS NP32	651.209	11.85	7,717
Qualified XII (1.00)	16,626.395	12.02	199,849
	387,567.382		$ 4,825,852

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	21,114.514	$ 11.83	$ 249,785
ING MAP PLUS NP5	9,114.553	11.69	106,549
ING MAP PLUS NP8	64,875.673	11.58	751,260
ING MAP PLUS NP9	28,458.805	11.55	328,699
ING MAP PLUS NP10	24,415.206	11.52	281,263
ING MAP PLUS NP11	23,102.966	11.48	265,222
ING MAP PLUS NP12	18.566	11.45	213
ING MAP PLUS NP14	1,247.708	11.38	14,199
ING MAP PLUS NP15	15,214.704	11.35	172,687
ING MAP PLUS NP16	8,540.203	11.31	96,590
ING MAP PLUS NP17	18,664.189	11.28	210,532
ING MAP PLUS NP18	6,185.177	11.25	69,583
ING MAP PLUS NP19	8,131.788	11.21	91,157
ING MAP PLUS NP20	30,303.809	11.18	338,797
ING MAP PLUS NP21	9,978.621	11.15	111,262
ING MAP PLUS NP22	602.457	11.12	6,699
ING MAP PLUS NP23	33,539.829	11.08	371,621
ING MAP PLUS NP24	5,444.654	11.05	60,163
ING MAP PLUS NP25	15,258.911	11.02	168,153
ING MAP PLUS NP26	3,550.065	10.98	38,980
ING MAP PLUS NP28	3,731.921	10.92	40,753
ING MAP PLUS NP29	312.200	10.89	3,400
ING MAP PLUS NP32	1,951.019	10.79	21,051
	333,757.538		$ 3,798,618
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	291,628.366	$10.82 to $80.97	$ 6,357,160
Contracts in accumulation period:
ING Custom Choice 62	8,043.383	11.44	92,016
ING Custom Choice 65	5,115.390	11.36	58,111
ING MAP PLUS NP1	50,999.875	11.80	601,799
ING MAP PLUS NP8	39,184.833	11.56	452,977
ING MAP PLUS NP9	30,932.853	11.53	356,656
ING MAP PLUS NP10	4,893.320	11.49	56,224
ING MAP PLUS NP11	103,996.462	11.46	1,191,799
ING MAP PLUS NP12	53,056.166	11.43	606,432
ING MAP PLUS NP13	34,594.391	11.39	394,030
ING MAP PLUS NP14	39,309.315	11.36	446,554
ING MAP PLUS NP15	22,519.553	11.33	255,147
ING MAP PLUS NP16	17.884	11.29	202
ING MAP PLUS NP17	14,237.790	11.26	160,318
ING MAP PLUS NP18	7,727.575	11.23	86,781
ING MAP PLUS NP19	1,370.169	11.19	15,332
ING MAP PLUS NP21	12,927.639	11.13	143,885
ING MAP PLUS NP22	2,475.504	11.09	27,453
ING MAP PLUS NP23	3,514.428	11.06	38,870
ING MAP PLUS NP24	936.420	11.03	10,329
ING MAP PLUS NP26	1,006.714	10.96	11,034

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
ING MAP PLUS NP27	1,190.156	$ 10.93	$ 13,008
ING MAP PLUS NP28	5,854.592	10.90	63,815
ING MAP PLUS NP29	10,568.580	10.87	114,880
ING MAP PLUS NP30	1,688.399	10.83	18,285
ING MAP PLUS NP35	709.481	10.68	7,577
Qualified I	5,474.893	80.86	442,700
Qualified V	1,064.751	20.32	21,636
Qualified VI	4,443,610.553	20.46	90,916,272
Qualified VII	60,824.677	19.06	1,159,318
Qualified VIII	5,795.638	18.83	109,132
Qualified IX	512.547	20.00	10,251
Qualified X (1.15)	227,411.108	20.80	4,730,151
Qualified X (1.25)	610,079.503	20.46	12,482,227
Qualified XII (0.00)	10,984.743	17.52	192,453
Qualified XII (0.05)	115,915.924	22.74	2,635,928
Qualified XII (0.05)	96,033.162	22.74	2,183,794
Qualified XII (0.10)	7.827	17.32	136
Qualified XII (0.20)	44,136.775	17.12	755,622
Qualified XII (0.25)	13,448.208	17.02	228,889
Qualified XII (0.30)	193,047.992	16.92	3,266,372
Qualified XII (0.35)	3,550.158	16.82	59,714
Qualified XII (0.40)	75,955.381	19.20	1,458,343
Qualified XII (0.45)	853.529	16.63	14,194
Qualified XII (0.50)	505,538.294	16.76	8,472,822
Qualified XII (0.55)	247,183.662	16.44	4,063,699
Qualified XII (0.60)	105,760.924	16.34	1,728,133
Qualified XII (0.65)	592,616.554	16.25	9,630,019
Qualified XII (0.70)	367,914.080	16.15	5,941,812
Qualified XII (0.75)	315,117.550	16.06	5,060,788
Qualified XII (0.80)	848,414.512	16.20	13,744,315
Qualified XII (0.85)	4,166,774.132	18.31	76,293,634
Qualified XII (0.90)	74,366.414	16.03	1,192,094
Qualified XII (0.95)	604,395.442	18.06	10,915,382
Qualified XII (1.00)	1,623,257.698	17.93	29,105,011
Qualified XII (1.05)	51,392.206	17.81	915,295
Qualified XII (1.10)	123,089.028	17.69	2,177,445
Qualified XII (1.15)	146,012.375	17.57	2,565,437
Qualified XII (1.20)	39,306.484	17.45	685,898
Qualified XII (1.25)	111,203.479	17.33	1,927,156
Qualified XII (1.30)	5,386.276	17.22	92,752
Qualified XII (1.35)	3,586.625	17.10	61,331
Qualified XII (1.40)	24,202.313	16.98	410,955
Qualified XII (1.45)	8,270.145	16.87	139,517
Qualified XII (1.50)	1,490.894	16.75	24,972
Qualified XV	10,242.073	21.28	217,951
Qualified XVI	110,310.259	19.82	2,186,349
Qualified XVII	110,734.650	20.85	2,308,817
Qualified XVIII	154,667.132	20.85	3,224,810

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
Qualified XIX	21.330	$ 82.40	$ 1,758
Qualified XX	6,309.334	80.86	510,173
Qualified XXI	20,037.818	21.62	433,218
Qualified XXVI	8,215.654	21.43	176,061
Qualified XXVII	516,805.702	81.21	41,969,791
Qualified XXVIII	128,775.892	81.03	10,434,711
Qualified XXIX	307.322	79.35	24,386
Qualified XXX	19,765.118	77.57	1,533,180
Qualified XXXII	93,825.756	11.35	1,064,922
Qualified XXXIII (0.65)	24,683.819	13.68	337,675
Qualified XXXIV	13,615.406	10.22	139,149
Qualified XXXV	3,727.139	11.20	41,744
Qualified XXXVI	33,929.839	13.80	468,232
Qualified XXXVIII	123,768.550	10.32	1,277,291
Qualified XLIII	13,128.475	10.21	134,042
Qualified LIV	136,850.307	11.24	1,538,197
Qualified LVI	312,052.039	11.44	3,569,875
	18,464,259.308		$ 378,988,605
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	32,684.226	$ 10.69	$ 349,394

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,561.386	$ 13.53	$ 88,776
ING Custom Choice 65	97.180	11.93	1,159
Qualified VI	1,078,234.357	12.91	13,920,006
Qualified X (1.15)	45,366.506	13.47	611,087
Qualified X (1.25)	80,025.559	13.40	1,072,342
Qualified XII (0.00)	1,062.204	13.86	14,722
Qualified XII (0.10)	181.192	13.78	2,497
Qualified XII (0.25)	53.258	13.66	728
Qualified XII (0.30)	9,699.963	13.62	132,113
Qualified XII (0.35)	4.085	13.59	56
Qualified XII (0.40)	80,612.007	13.55	1,092,293
Qualified XII (0.50)	232,508.467	13.47	3,131,889
Qualified XII (0.55)	27,949.765	13.43	375,365
Qualified XII (0.60)	19,248.784	13.39	257,741
Qualified XII (0.65)	50,756.269	13.36	678,104
Qualified XII (0.70)	18,393.428	13.32	245,000
Qualified XII (0.75)	81,327.944	13.28	1,080,035
Qualified XII (0.80)	36,325.483	13.24	480,949
Qualified XII (0.85)	95,243.163	13.21	1,258,162
Qualified XII (0.90)	16,331.736	13.17	215,089
Qualified XII (0.95)	112,019.208	13.13	1,470,812
Qualified XII (1.00)	598,063.715	13.09	7,828,654
Qualified XII (1.05)	7,668.438	13.06	100,150
Qualified XII (1.10)	24,475.306	13.02	318,668

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
(continued)
Qualified XII (1.15)	31,749.372	$ 12.98	$ 412,107
Qualified XII (1.20)	6,496.479	12.95	84,129
Qualified XII (1.25)	55,264.527	12.91	713,465
Qualified XII (1.35)	447.510	12.84	5,746
Qualified XII (1.40)	3,018.158	12.80	38,632
Qualified XII (1.45)	4,678.103	12.76	59,693
Qualified XV	861.267	13.13	11,308
Qualified XVI	14,642.896	12.73	186,404
Qualified XVII	5,587.891	13.01	72,698
Qualified XVIII	5,444.672	13.58	73,939
Qualified XXVI	153.336	13.20	2,024
Qualified XXXII	1,877.730	13.40	25,162
Qualified XXXIV	5,151.607	6.67	34,361
Qualified XXXVIII	1,389.903	6.73	9,354
Qualified XLIII	772.862	6.66	5,147
Qualified LIV	37,826.680	11.80	446,355
Qualified LVI	5,690.048	12.00	68,281
	2,803,262.444		$ 36,625,202
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	30,186.873	$7.55 to $7.67	$ 230,098
Contracts in accumulation period:
ING Custom Choice 62	106.654	8.09	863
ING Custom Choice 65	11,111.727	8.29	92,116
Qualified V	2,383.506	8.05	19,187
Qualified VI	3,389,622.536	8.09	27,422,046
Qualified VIII	1,190.609	8.09	9,632
Qualified X (1.15)	204,695.155	8.11	1,660,078
Qualified X (1.25)	178,197.324	8.09	1,441,616
Qualified XII (0.00)	13,275.267	8.39	111,379
Qualified XII (0.05)	34,643.815	8.38	290,315
Qualified XII (0.25)	6,595.993	8.33	54,945
Qualified XII (0.30)	57,151.308	8.32	475,499
Qualified XII (0.35)	12,460.274	8.31	103,545
Qualified XII (0.40)	98,450.520	8.30	817,139
Qualified XII (0.45)	819.536	8.29	6,794
Qualified XII (0.50)	171,737.864	8.28	1,421,990
Qualified XII (0.55)	77,220.413	8.26	637,841
Qualified XII (0.60)	52,438.576	8.25	432,618
Qualified XII (0.65)	370,713.396	8.24	3,054,678
Qualified XII (0.70)	114,730.962	8.23	944,236
Qualified XII (0.75)	89,340.881	8.22	734,382
Qualified XII (0.80)	225,641.164	8.21	1,852,514
Qualified XII (0.85)	382,204.794	8.19	3,130,257
Qualified XII (0.90)	32,318.961	8.18	264,369
Qualified XII (0.95)	336,255.302	8.17	2,747,206
Qualified XII (1.00)	925,792.625	8.16	7,554,468
Qualified XII (1.05)	83,443.150	8.15	680,062
Qualified XII (1.10)	121,001.096	8.14	984,949

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class (continued)
Qualified XII (1.15)	56,474.086	$ 8.12	$ 458,570
Qualified XII (1.20)	25,758.715	8.11	208,903
Qualified XII (1.25)	73,143.333	8.10	592,461
Qualified XII (1.30)	11,667.080	8.09	94,387
Qualified XII (1.35)	4,525.707	8.08	36,568
Qualified XII (1.40)	22,193.183	8.07	179,099
Qualified XII (1.45)	3,188.330	8.06	25,698
Qualified XII (1.50)	5,416.529	8.04	43,549
Qualified XV	21,158.906	8.16	172,657
Qualified XVI	89,344.039	8.03	717,433
Qualified XVII	2,670.969	8.09	21,608
Qualified XVIII	16,627.287	8.15	135,512
Qualified XXII	494.838	8.27	4,092
Qualified XXVI	22,055.632	8.17	180,195
Qualified XXVII	1,823,999.123	8.15	14,865,593
Qualified XXVIII	230,726.012	8.15	1,880,417
Qualified XXXII	14,042.659	8.09	113,605
Qualified XXXIV	70,759.036	7.68	543,429
Qualified XXXVI	15,676.155	8.25	129,328
Qualified XXXVIII	30,788.432	7.75	238,610
Qualified XLIII	10,063.261	7.67	77,185
Qualified LIV	19,879.242	8.19	162,811
Qualified LVI	115,691.535	8.33	963,710
	9,710,074.370		$ 79,020,242
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (0.00)	574.854	$ 9.65	$ 5,547
Qualified XII (0.50)	16,099.179	9.49	152,781
	16,674.033		$ 158,328
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
Contracts in accumulation period:
Qualified XXXV	21,524.618	$ 8.20	$ 176,502

ING Clarion Global Real Estate Portfolio -
Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	485.801	$ 8.85	$ 4,299
ING Custom Choice 65	625.378	8.95	5,597
Qualified V	210.786	8.83	1,861
Qualified VI	1,236,550.629	8.85	10,943,473
Qualified X (1.15)	19,955.977	8.87	177,010
Qualified X (1.25)	93,396.804	8.86	827,496
Qualified XII (0.00)	1,674.403	9.00	15,070
Qualified XII (0.10)	48.519	8.99	436
Qualified XII (0.25)	387.886	8.97	3,479
Qualified XII (0.30)	80,000.895	8.96	716,808
Qualified XII (0.40)	147,419.336	8.95	1,319,403

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio -
Institutional Class (continued)
Qualified XII (0.50)	796,150.398	$ 8.94	$ 7,117,585
Qualified XII (0.55)	57,102.370	8.93	509,924
Qualified XII (0.60)	20,273.255	8.93	181,040
Qualified XII (0.65)	33,811.751	8.92	301,601
Qualified XII (0.70)	36,167.274	8.92	322,612
Qualified XII (0.75)	193,885.296	8.91	1,727,518
Qualified XII (0.80)	237,653.856	8.90	2,115,119
Qualified XII (0.85)	221,504.167	8.90	1,971,387
Qualified XII (0.90)	16,446.710	8.89	146,211
Qualified XII (0.95)	160,570.448	8.89	1,427,471
Qualified XII (1.00)	932,709.961	8.88	8,282,464
Qualified XII (1.05)	12,091.912	8.87	107,255
Qualified XII (1.10)	21,832.545	8.87	193,655
Qualified XII (1.15)	59,191.244	8.86	524,434
Qualified XII (1.20)	9,241.845	8.86	81,883
Qualified XII (1.25)	46,290.793	8.85	409,674
Qualified XII (1.35)	267.053	8.84	2,361
Qualified XII (1.40)	5,568.367	8.83	49,169
Qualified XII (1.45)	937.637	8.82	8,270
Qualified XV	1,413.189	8.89	12,563
Qualified XVI	14,009.814	8.82	123,567
Qualified XVII	1,552.325	8.85	13,738
Qualified XVIII	4,281.196	9.00	38,531
Qualified XXI	7,089.739	8.90	63,099
Qualified XXVI	2,525.589	8.91	22,503
Qualified XXVII	1,054,466.675	8.88	9,363,664
Qualified XXVIII	117,562.901	8.88	1,043,959
Qualified XXXII	2,320.606	8.86	20,561
Qualified XXXIV	5,145.024	8.92	45,894
Qualified XXXVIII	2,537.396	9.00	22,837
Qualified XLIII	276.928	8.91	2,467
Qualified LIV	7,535.489	8.90	67,066
Qualified LVI	11,928.609	8.97	107,000
	5,675,098.776		$ 50,442,014
ING Clarion Real Estate Portfolio - Institutional Class
Currently payable annuity contracts	158,323.503	$8.00 to $8.31	$ 1,315,445

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	5,810.799	$ 8.14	$ 47,300
ING Custom Choice 65	2,871.938	8.41	24,153
ING MAP PLUS NP1	96,334.895	8.51	819,810
ING MAP PLUS NP4	605.365	8.46	5,121
ING MAP PLUS NP5	4,049.005	8.44	34,174
ING MAP PLUS NP8	19,686.676	8.40	165,368
ING MAP PLUS NP9	14,360.085	8.38	120,338
ING MAP PLUS NP10	43.342	8.37	363
ING MAP PLUS NP11	8,179.850	8.35	68,302
ING MAP PLUS NP12	6,822.801	8.34	56,902
ING MAP PLUS NP13	4,725.851	8.32	39,319
ING MAP PLUS NP14	29,563.338	8.31	245,671
ING MAP PLUS NP15	5,284.484	8.29	43,808
ING MAP PLUS NP17	8,058.527	8.26	66,563
ING MAP PLUS NP18	3,377.081	8.24	27,827
ING MAP PLUS NP19	1,142.075	8.23	9,399
ING MAP PLUS NP20	3,862.741	8.21	31,713
ING MAP PLUS NP23	202.983	8.17	1,658
ING MAP PLUS NP24	529.975	8.15	4,319
ING MAP PLUS NP25	7,920.016	8.14	64,469
ING MAP PLUS NP26	213.044	8.12	1,730
ING MAP PLUS NP28	3,186.671	8.09	25,780
ING MAP PLUS NP30	361.584	8.06	2,914
Qualified V	680.429	8.09	5,505
Qualified VI	672,126.414	8.14	5,471,109
Qualified XII (0.00)	3,940.892	8.52	33,576
Qualified XII (0.25)	308.859	8.45	2,610
Qualified XII (0.30)	9,683.852	8.43	81,635
Qualified XII (0.40)	75,264.206	8.40	632,219
Qualified XII (0.50)	739,249.879	8.37	6,187,521
Qualified XII (0.55)	22,751.566	8.35	189,976
Qualified XII (0.60)	6,099.799	8.34	50,872
Qualified XII (0.65)	54,607.649	8.32	454,336
Qualified XII (0.70)	18,557.069	8.31	154,209
Qualified XII (0.75)	106,008.263	8.29	878,809
Qualified XII (0.80)	74,993.576	8.28	620,947
Qualified XII (0.85)	182,568.760	8.26	1,508,018
Qualified XII (0.90)	9,314.659	8.25	76,846
Qualified XII (0.95)	128,569.995	8.23	1,058,131
Qualified XII (1.00)	712,984.693	8.22	5,860,734
Qualified XII (1.05)	6,343.115	8.20	52,014
Qualified XII (1.10)	18,034.861	8.19	147,706
Qualified XII (1.15)	22,483.140	8.17	183,687
Qualified XII (1.20)	3,648.518	8.16	29,772
Qualified XII (1.25)	48,612.658	8.14	395,707
Qualified XII (1.30)	1,775.471	8.13	14,435
Qualified XII (1.35)	2,021.884	8.11	16,397

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Qualified XII (1.40)	1,689.686	$ 8.10	$ 13,686
Qualified XII (1.45)	27.640	8.08	223
Qualified XII (1.50)	6.112	8.07	49
Qualified XV	4,786.897	8.23	39,396
Qualified XVI	7,917.745	8.07	63,896
Qualified XXI	21,836.961	8.28	180,810
Qualified XXVI	2,298.695	8.25	18,964
Qualified XXXIV	88.736	7.20	639
Qualified XXXVIII	1,374.206	7.27	9,990
Qualified XLIII	926.700	7.19	6,663
Qualified LIV	6,587.912	8.32	54,811
Qualified LVI	24,498.303	8.46	207,256
	3,219,862.926		$ 26,610,155
ING Evergreen Health Sciences Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	523.748	$ 11.29	$ 5,913
ING Custom Choice 65	623.690	11.79	7,353
ING MAP PLUS NP6	5,848.627	11.77	68,838
ING MAP PLUS NP11	1,112.171	11.63	12,935
ING MAP PLUS NP13	14,647.213	11.58	169,615
ING MAP PLUS NP14	4,966.568	11.55	57,364
ING MAP PLUS NP17	3,435.213	11.47	39,402
ING MAP PLUS NP18	53.833	11.45	616
ING MAP PLUS NP20	715.868	11.39	8,154
ING MAP PLUS NP21	229.923	11.37	2,614
ING MAP PLUS NP22	443.363	11.34	5,028
ING MAP PLUS NP23	464.751	11.31	5,256
ING MAP PLUS NP24	3,263.498	11.29	36,845
ING MAP PLUS NP25	2,500.103	11.26	28,151
ING MAP PLUS NP26	105.048	11.23	1,180
ING MAP PLUS NP28	194.314	11.18	2,172
ING MAP PLUS NP29	356.385	11.15	3,974
Qualified VI	223,097.942	11.29	2,518,776
Qualified XII (0.00)	1,862.112	11.97	22,289
Qualified XII (0.25)	60.970	11.83	721
Qualified XII (0.30)	133,867.995	11.80	1,579,642
Qualified XII (0.40)	24,728.239	11.74	290,310
Qualified XII (0.50)	32,693.502	11.69	382,187
Qualified XII (0.55)	5,622.148	11.66	65,554
Qualified XII (0.60)	2,592.697	11.63	30,153
Qualified XII (0.65)	8,257.755	11.61	95,873
Qualified XII (0.70)	9,252.551	11.58	107,145
Qualified XII (0.75)	37,738.031	11.55	435,874
Qualified XII (0.80)	22,435.733	11.53	258,684
Qualified XII (0.85)	36,112.390	11.50	415,292
Qualified XII (0.90)	3,207.344	11.47	36,788
Qualified XII (0.95)	41,978.543	11.44	480,235
Qualified XII (1.00)	143,976.924	11.42	1,644,216

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service
Class (continued)
Qualified XII (1.05)	5,786.216	$ 11.39	$ 65,905
Qualified XII (1.10)	10,282.549	11.36	116,810
Qualified XII (1.15)	5,205.965	11.34	59,036
Qualified XII (1.20)	2,247.686	11.31	25,421
Qualified XII (1.25)	16,362.079	11.29	184,728
Qualified XII (1.30)	110.390	11.26	1,243
Qualified XII (1.35)	344.974	11.23	3,874
Qualified XII (1.40)	1,142.653	11.21	12,809
Qualified XII (1.45)	44.318	11.18	495
Qualified XII (1.50)	511.551	11.15	5,704
Qualified XV	2,123.601	11.44	24,294
Qualified XVI	5,272.697	11.15	58,791
Qualified XXI	12,866.508	11.53	148,351
Qualified XXVI	27.078	11.47	311
Qualified XXXIV	943.335	8.44	7,962
Qualified XXXVIII	2,366.612	8.52	20,164
Qualified XLIII	27.968	8.43	236
Qualified LIV	1,748.452	11.66	20,387
Qualified LVI	12,043.264	11.86	142,833
	846,427.088		$ 9,718,503
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	482.524	$ 13.39	$ 6,461
Qualified XII (0.50)	28,245.444	13.16	371,710
	28,727.968		$ 378,171
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	2,409.133	$ 12.20	$ 29,391
ING Custom Choice 65	417.765	12.75	5,327
ING MAP PLUS NP1	50,130.718	12.89	646,185
ING MAP PLUS NP5	2,795.056	12.77	35,693
ING MAP PLUS NP6	31,934.538	12.74	406,846
ING MAP PLUS NP8	24,060.822	12.68	305,091
ING MAP PLUS NP9	26,925.576	12.65	340,609
ING MAP PLUS NP10	11,360.226	12.62	143,366
ING MAP PLUS NP11	10,659.244	12.59	134,200
ING MAP PLUS NP12	17,244.377	12.56	216,589
ING MAP PLUS NP13	5,874.789	12.53	73,611
ING MAP PLUS NP14	33,123.490	12.50	414,044
ING MAP PLUS NP15	45,076.816	12.47	562,108
ING MAP PLUS NP16	99.744	12.45	1,242
ING MAP PLUS NP17	9,242.667	12.42	114,794
ING MAP PLUS NP18	4,251.642	12.39	52,678
ING MAP PLUS NP19	3,054.058	12.36	37,748
ING MAP PLUS NP20	290.608	12.33	3,583
ING MAP PLUS NP21	5,635.881	12.30	69,321
ING MAP PLUS NP22	10,457.996	12.27	128,320
ING MAP PLUS NP23	843.240	12.24	10,321

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
ING MAP PLUS NP24	808.540	12.21	9,872
ING MAP PLUS NP25	3,613.469	12.19	44,048
ING MAP PLUS NP26	1,679.838	12.16	20,427
ING MAP PLUS NP27	344.228	12.13	4,175
ING MAP PLUS NP28	3,398.793	12.10	41,125
ING MAP PLUS NP29	2,030.427	12.07	24,507
ING MAP PLUS NP30	789.287	12.04	9,503
Qualified VI	732,665.664	12.20	8,938,521
Qualified VIII	731.086	12.20	8,919
Qualified XII (0.00)	2,260.016	12.94	29,245
Qualified XII (0.10)	31.620	12.88	407
Qualified XII (0.25)	151.949	12.79	1,943
Qualified XII (0.30)	16,014.969	12.76	204,351
Qualified XII (0.40)	14,866.461	12.70	188,804
Qualified XII (0.50)	619,869.994	12.64	7,835,157
Qualified XII (0.55)	17,784.222	12.61	224,259
Qualified XII (0.60)	4,816.718	12.58	60,594
Qualified XII (0.65)	48,241.363	12.55	605,429
Qualified XII (0.70)	27,094.486	12.52	339,223
Qualified XII (0.75)	137,504.069	12.49	1,717,426
Qualified XII (0.80)	24,277.163	12.46	302,493
Qualified XII (0.85)	99,300.949	12.44	1,235,304
Qualified XII (0.90)	4,458.989	12.41	55,336
Qualified XII (0.95)	90,157.056	12.38	1,116,144
Qualified XII (1.00)	811,140.105	12.35	10,017,580
Qualified XII (1.05)	4,780.755	12.32	58,899
Qualified XII (1.10)	18,853.338	12.29	231,708
Qualified XII (1.15)	21,205.822	12.26	259,983
Qualified XII (1.20)	3,643.500	12.23	44,560
Qualified XII (1.25)	43,589.822	12.20	531,796
Qualified XII (1.30)	202.209	12.18	2,463
Qualified XII (1.35)	1,932.038	12.15	23,474
Qualified XII (1.40)	608.097	12.12	7,370
Qualified XII (1.45)	18.899	12.09	228
Qualified XII (1.50)	634.166	12.06	7,648
Qualified XV	757.536	12.38	9,378
Qualified XVI	12,567.920	12.06	151,569
Qualified XXI	226,741.819	12.46	2,825,203
Qualified XXVI	355.156	12.41	4,407
Qualified XXXIV	571.073	8.19	4,677
Qualified XXXVIII	252.427	8.26	2,085
Qualified XLIII	18.790	8.18	154
Qualified LIV	49,152.262	12.61	619,810
Qualified LVI	4,685.438	12.82	60,067
	3,350,490.914		$ 41,611,338
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	2,426.531	$ 11.31	$ 27,444

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	15,161.090	$ 10.65	$ 161,466
ING Custom Choice 65	13,768.048	10.94	150,622
ING MAP PLUS NP6	5,754.808	12.38	71,245
Qualified V	41.531	10.60	440
Qualified VI	2,784,019.623	10.65	29,649,809
Qualified VIII	737.518	10.65	7,855
Qualified XII (0.00)	2,231.317	11.08	24,723
Qualified XII (0.05)	73,220.829	11.08	811,287
Qualified XII (0.10)	62.020	11.04	685
Qualified XII (0.25)	11,222.133	10.99	123,331
Qualified XII (0.30)	90,162.479	10.97	989,082
Qualified XII (0.35)	1,236.224	10.96	13,549
Qualified XII (0.40)	238,320.263	10.94	2,607,224
Qualified XII (0.45)	209.760	10.92	2,291
Qualified XII (0.50)	94,741.506	10.90	1,032,682
Qualified XII (0.55)	67,304.375	10.89	732,945
Qualified XII (0.60)	35,738.855	10.87	388,481
Qualified XII (0.65)	245,705.318	10.85	2,665,903
Qualified XII (0.70)	110,614.852	10.84	1,199,065
Qualified XII (0.75)	262,130.057	10.82	2,836,247
Qualified XII (0.80)	465,678.749	10.80	5,029,330
Qualified XII (0.85)	330,672.836	10.79	3,567,960
Qualified XII (0.90)	36,081.357	10.77	388,596
Qualified XII (0.95)	459,391.106	10.75	4,938,454
Qualified XII (1.00)	1,212,148.599	10.73	13,006,354
Qualified XII (1.05)	37,878.271	10.72	406,055
Qualified XII (1.10)	79,613.637	10.70	851,866
Qualified XII (1.15)	118,022.090	10.68	1,260,476
Qualified XII (1.20)	19,307.819	10.67	206,014
Qualified XII (1.25)	115,701.148	10.65	1,232,217
Qualified XII (1.30)	4.985	10.63	53
Qualified XII (1.35)	1,251.051	10.62	13,286
Qualified XII (1.40)	7,495.828	10.60	79,456
Qualified XII (1.45)	402.629	10.58	4,260
Qualified XII (1.50)	1,588.009	10.57	16,785
Qualified XIII	1,274.432	10.75	13,700
Qualified XV	29,621.586	10.75	318,432
Qualified XVI	58,025.742	10.57	613,332
Qualified XVII	3,363.380	10.66	35,854
Qualified XXI	53,647.419	10.80	579,392
Qualified XXVI	32,002.310	10.82	346,265
Qualified XXVII	1,751,786.344	10.80	18,919,293
Qualified XXVIII	925,039.451	10.80	9,990,426
Qualified XXXIV	5,866.910	8.19	48,050
Qualified XXXVI	14,244.745	10.89	155,125
Qualified XXXVIII	27,262.305	8.27	225,459
Qualified XLIII	10,227.486	8.19	83,763
Qualified LIV	41,649.479	10.83	451,064
Qualified LVI	137,727.924	11.02	1,517,762
	10,029,360.233		$ 107,768,011

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	2,133.609	$ 7.27	$ 15,511
ING MAP PLUS NP11	39.510	7.26	287
ING MAP PLUS NP15	9,202.930	7.24	66,629
ING MAP PLUS NP17	756.394	7.23	5,469
ING MAP PLUS NP26	14.612	7.17	105
ING MAP PLUS NP28	3,057.425	7.16	21,891
ING MAP PLUS NP30	34.969	7.15	250
Qualified VI	218,794.194	7.18	1,570,942
Qualified XII (0.00)	378.948	8.00	3,032
Qualified XII (0.30)	405.161	7.93	3,213
Qualified XII (0.40)	18,255.967	7.91	144,405
Qualified XII (0.50)	1,079,823.374	7.88	8,509,008
Qualified XII (0.55)	3,851.066	7.87	30,308
Qualified XII (0.60)	548.335	7.86	4,310
Qualified XII (0.65)	736.601	7.85	5,782
Qualified XII (0.70)	992.628	7.84	7,782
Qualified XII (0.75)	29,195.737	7.83	228,603
Qualified XII (0.80)	42,494.290	7.82	332,305
Qualified XII (0.85)	124,255.470	7.81	970,435
Qualified XII (0.90)	4,202.469	7.80	32,779
Qualified XII (0.95)	22,039.901	7.78	171,470
Qualified XII (1.00)	82,836.798	7.77	643,642
Qualified XII (1.05)	3,346.371	7.76	25,968
Qualified XII (1.10)	2,610.403	7.75	20,231
Qualified XII (1.15)	4,550.513	7.74	35,221
Qualified XII (1.20)	3,476.933	7.73	26,877
Qualified XII (1.25)	3,406.415	7.72	26,298
Qualified XII (1.40)	133.291	7.69	1,025
Qualified XII (1.50)	598.869	7.66	4,587
Qualified XIII	478.119	7.22	3,452
Qualified XV	15,219.748	7.22	109,887
Qualified XVI	1,943.867	7.15	13,899
Qualified XXI	1,279.345	7.24	9,262
Qualified XLIII	403.395	7.26	2,929
Qualified LIV	3,793.819	7.24	27,467
Qualified LVI	6,195.603	7.30	45,228
	1,691,487.079		$ 13,120,489
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,309.161	$ 16.62	$ 420,638

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	1,034,573.407	$ 17.38	$ 17,980,886
Qualified XXVIII	1,088,011.663	17.39	18,920,523
	2,122,585.070		$ 36,901,409

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	919.646	$ 20.05	$ 18,439
ING Custom Choice 65	1,486.588	20.94	31,129
ING MAP PLUS NP1	51,498.809	13.32	685,964
ING MAP PLUS NP10	2,812.267	13.10	36,841
ING MAP PLUS NP11	13,834.688	13.08	180,958
ING MAP PLUS NP12	5,744.964	13.05	74,972
ING MAP PLUS NP13	1,667.122	13.03	21,723
ING MAP PLUS NP14	1,717.755	13.00	22,331
ING MAP PLUS NP15	11,382.871	12.98	147,750
ING MAP PLUS NP17	385.449	12.93	4,984
ING MAP PLUS NP23	4,462.333	12.79	57,073
ING MAP PLUS NP24	2,098.589	12.77	26,799
ING MAP PLUS NP25	5,303.579	12.74	67,568
ING MAP PLUS NP26	2,897.089	12.72	36,851
ING MAP PLUS NP28	2,311.226	12.67	29,283
ING MAP PLUS NP29	702.008	12.65	8,880
ING MAP PLUS NP30	229.018	12.63	2,892
Qualified VI	654,303.435	20.05	13,118,784
Qualified XII (0.00)	7,915.305	21.25	168,200
Qualified XII (0.10)	42.084	21.15	890
Qualified XII (0.25)	162.662	21.01	3,418
Qualified XII (0.30)	8,089.059	20.96	169,547
Qualified XII (0.40)	21,303.939	20.86	444,400
Qualified XII (0.50)	26,524.892	20.76	550,657
Qualified XII (0.55)	9,733.559	20.71	201,582
Qualified XII (0.60)	6,878.403	20.67	142,177
Qualified XII (0.65)	78,429.122	20.62	1,617,208
Qualified XII (0.70)	13,226.234	20.57	272,064
Qualified XII (0.75)	7,843.774	20.52	160,954
Qualified XII (0.80)	36,507.309	20.47	747,305
Qualified XII (0.85)	65,792.673	20.42	1,343,486
Qualified XII (0.90)	13,324.623	20.38	271,556
Qualified XII (0.95)	83,698.924	20.33	1,701,599
Qualified XII (1.00)	219,824.573	20.28	4,458,042
Qualified XII (1.05)	9,500.101	20.23	192,187
Qualified XII (1.10)	20,251.914	20.19	408,886
Qualified XII (1.15)	19,215.171	20.14	386,994
Qualified XII (1.20)	2,594.397	20.09	52,121
Qualified XII (1.25)	27,744.829	20.05	556,284
Qualified XII (1.30)	82.343	20.00	1,647
Qualified XII (1.35)	5.922	19.95	118
Qualified XII (1.40)	1,614.167	19.91	32,138
Qualified XII (1.45)	485.112	19.86	9,634
Qualified XII (1.50)	448.538	19.81	8,886
Qualified XIII	2,992.493	20.33	60,837
Qualified XV	4,352.957	20.33	88,496
Qualified XVI	12,656.053	19.81	250,716

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XVII	829.771	$ 20.05	$ 16,637
Qualified XXVI	3,975.153	20.38	81,014
Qualified XXXIV	4,758.713	8.34	39,688
Qualified XXXVIII	14,025.757	8.42	118,097
Qualified XLIII	2,539.803	8.33	21,157
Qualified LIV	13,330.607	20.71	276,077
Qualified LVI	36,056.292	21.06	759,346
	1,540,514.664		$ 30,187,266
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	86,998.378	$ 10.99	$ 956,112
Qualified XII (0.00)	480.807	11.65	5,601
Qualified XII (0.30)	817.616	11.49	9,394
Qualified XII (0.35)	2,374.929	11.46	27,217
Qualified XII (0.40)	1,623.398	11.43	18,555
Qualified XII (0.50)	82,443.529	11.38	938,207
Qualified XII (0.55)	686.263	11.35	7,789
Qualified XII (0.60)	2,522.059	11.33	28,575
Qualified XII (0.65)	14,167.492	11.30	160,093
Qualified XII (0.70)	1,200.529	11.27	13,530
Qualified XII (0.75)	1,061.699	11.25	11,944
Qualified XII (0.80)	9,373.018	11.22	105,165
Qualified XII (0.85)	12,595.123	11.20	141,065
Qualified XII (0.90)	597.407	11.17	6,673
Qualified XII (0.95)	44,772.992	11.14	498,771
Qualified XII (1.00)	34,155.897	11.12	379,814
Qualified XII (1.05)	1,235.374	11.09	13,700
Qualified XII (1.10)	3,671.966	11.07	40,649
Qualified XII (1.15)	2,739.120	11.04	30,240
Qualified XII (1.20)	1,395.916	11.01	15,369
Qualified XII (1.25)	6,435.728	10.99	70,729
Qualified XII (1.40)	1,694.775	10.91	18,490
Qualified XII (1.45)	16.124	10.89	176
Qualified XII (1.50)	26.884	10.86	292
Qualified XVI	3,561.533	10.86	38,678
Qualified XXXIV	41.504	8.29	344
Qualified XXXVIII	1,668.909	8.37	13,969
Qualified LIV	2,626.024	11.35	29,805
Qualified LVI	3,166.555	11.54	36,542
	324,151.548		$ 3,617,488

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class
Currently payable annuity contracts:	126,763.583	$8.00 to $8.30	$ 1,050,729
Contracts in accumulation period:
ING Custom Choice 62	2,069.812	8.21	16,993
ING Custom Choice 65	8,709.021	8.48	73,852
ING MAP PLUS NP8	873.388	8.45	7,380
ING MAP PLUS NP9	17,084.405	8.43	144,022
ING MAP PLUS NP11	7,934.861	8.40	66,653
ING MAP PLUS NP12	204.893	8.39	1,719
ING MAP PLUS NP15	22,655.861	8.34	188,950
ING MAP PLUS NP17	7,607.911	8.31	63,222
ING MAP PLUS NP18	68,283.765	8.29	566,072
ING MAP PLUS NP20	5,914.798	8.26	48,856
ING MAP PLUS NP21	6,972.355	8.25	57,522
ING MAP PLUS NP25	709.591	8.19	5,812
ING MAP PLUS NP28	127.828	8.14	1,041
ING MAP PLUS NP30	4,220.957	8.11	34,232
ING MAP PLUS NP35	4,646.986	8.04	37,362
Qualified V	2,108.509	8.16	17,205
Qualified VI	2,576,587.842	8.21	21,153,786
Qualified VIII	1,899.267	8.21	15,593
Qualified X (1.15)	108,269.987	8.24	892,145
Qualified X (1.25)	404,179.591	8.21	3,318,314
Qualified XII (0.00)	11,196.983	8.60	96,294
Qualified XII (0.20)	54.680	8.54	467
Qualified XII (0.25)	11,003.536	8.52	93,750
Qualified XII (0.30)	661,332.744	8.50	5,621,328
Qualified XII (0.40)	64,037.908	8.47	542,401
Qualified XII (0.50)	184,400.828	8.44	1,556,343
Qualified XII (0.55)	110,172.416	8.43	928,753
Qualified XII (0.60)	167,012.328	8.41	1,404,574
Qualified XII (0.65)	882,660.085	8.40	7,414,345
Qualified XII (0.70)	131,609.400	8.38	1,102,887
Qualified XII (0.75)	391,456.487	8.36	3,272,576
Qualified XII (0.80)	133,909.769	8.35	1,118,147
Qualified XII (0.85)	418,088.381	8.33	3,482,676
Qualified XII (0.90)	25,766.208	8.32	214,375
Qualified XII (0.95)	565,944.367	8.30	4,697,338
Qualified XII (1.00)	1,655,045.421	8.29	13,720,327
Qualified XII (1.05)	72,755.502	8.27	601,688
Qualified XII (1.10)	66,331.205	8.26	547,896
Qualified XII (1.15)	48,480.778	8.24	399,482
Qualified XII (1.20)	39,544.684	8.23	325,453
Qualified XII (1.25)	194,530.685	8.21	1,597,097
Qualified XII (1.30)	1,496.779	8.20	12,274
Qualified XII (1.35)	6,036.978	8.18	49,382
Qualified XII (1.40)	14,577.300	8.17	119,097
Qualified XII (1.45)	8,887.674	8.15	72,435
Qualified XII (1.50)	9,927.756	8.14	80,812

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class (continued)
Qualified XIII	775.964	$ 8.30	$ 6,441
Qualified XV	30,271.257	8.30	251,251
Qualified XVI	92,494.178	8.14	752,903
Qualified XVII	541.848	8.21	4,449
Qualified XVIII	7,656.572	8.29	63,473
Qualified XXVI	2,651.927	8.32	22,064
Qualified XXXII	2,208.404	8.21	18,131
Qualified XXXIV	11,645.601	7.30	85,013
Qualified XXXVIII	19,921.923	7.37	146,825
Qualified XLIII	4,259.074	7.29	31,049
Qualified LIV	94,423.951	8.39	792,217
Qualified LVI	74,341.844	8.53	634,136
	9,595,278.636		$ 79,641,609
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	3,457.167	$ 8.38	$ 28,971
ING MAP PLUS NP10	51,441.955	8.36	430,055
ING MAP PLUS NP12	22,115.495	8.33	184,222
ING MAP PLUS NP15	2,373.200	8.29	19,674
ING MAP PLUS NP16	371.717	8.27	3,074
ING MAP PLUS NP26	189.308	8.12	1,537
ING MAP PLUS NP30	112.213	8.06	904
	80,061.055		$ 668,437
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	112.905	$ 8.38	$ 946
ING Custom Choice 65	1,337.441	8.51	11,382
Qualified VI	181,682.529	8.38	1,522,500
Qualified VIII	1,026.655	8.38	8,603
Qualified X (1.15)	7,135.015	8.40	59,934
Qualified X (1.25)	34,311.826	8.38	287,533
Qualified XII (0.00)	120.205	8.57	1,030
Qualified XII (0.30)	4,525.032	8.52	38,553
Qualified XII (0.40)	9,938.854	8.51	84,580
Qualified XII (0.50)	85,583.999	8.49	726,608
Qualified XII (0.55)	6,623.265	8.48	56,165
Qualified XII (0.60)	1,931.742	8.48	16,381
Qualified XII (0.65)	39,827.646	8.47	337,340
Qualified XII (0.70)	4,063.599	8.46	34,378
Qualified XII (0.75)	15,883.408	8.45	134,215
Qualified XII (0.80)	17,596.123	8.45	148,687
Qualified XII (0.85)	18,982.235	8.44	160,210
Qualified XII (0.90)	1,607.960	8.43	13,555
Qualified XII (0.95)	56,908.679	8.42	479,171
Qualified XII (1.00)	100,149.243	8.42	843,257
Qualified XII (1.05)	1,779.321	8.41	14,964
Qualified XII (1.10)	3,946.540	8.40	33,151
Qualified XII (1.15)	9,317.306	8.40	78,265

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
(continued)
Qualified XII (1.20)	2,598.541	$ 8.39	$ 21,802
Qualified XII (1.25)	20,420.220	8.38	171,121
Qualified XII (1.30)	24.790	8.37	207
Qualified XII (1.35)	1.983	8.37	17
Qualified XII (1.40)	245.348	8.36	2,051
Qualified XII (1.45)	782.655	8.35	6,535
Qualified XV	4,430.882	8.42	37,308
Qualified XVI	2,560.247	8.34	21,352
Qualified XVIII	2,797.606	8.38	23,444
Qualified XXVI	721.084	8.43	6,079
Qualified XXVII	228,423.907	8.25	1,884,497
Qualified XXXII	333.414	8.38	2,794
Qualified XXXVIII	3,406.520	8.57	29,194
Qualified XLIII	26.994	8.48	229
Qualified LIV	1,152.336	8.45	9,737
Qualified LVI	8,907.999	8.53	75,985
	881,226.054		$ 7,383,760
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	19,565.971	$ 10.35	$ 202,508
ING MAP PLUS NP10	613.102	10.32	6,327
ING MAP PLUS NP11	802.199	10.30	8,263
ING MAP PLUS NP12	3,316.966	10.27	34,065
ING MAP PLUS NP17	745.888	10.16	7,578
ING MAP PLUS NP20	2,399.169	10.08	24,184
ING MAP PLUS NP22	370.244	10.04	3,717
ING MAP PLUS NP29	3,022.722	9.87	29,834
Qualified XII (0.60)	517.751	10.30	5,333
Qualified XII (0.75)	64.289	10.23	658
Qualified XII (1.25)	19.789	9.99	198
Qualified XXXV	1,712.612	8.47	14,506
	33,150.702		$ 337,171
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	22,566.854	$ 7.76	$ 175,119

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	371.498	$ 12.28	$ 4,562
ING Custom Choice 65	75.400	12.83	967
ING MAP PLUS NP9	369.056	12.72	4,694
ING MAP PLUS NP11	4,230.767	12.66	53,562
ING MAP PLUS NP12	767.484	12.63	9,693
ING MAP PLUS NP15	3,989.091	12.54	50,023
ING MAP PLUS NP17	3,210.520	12.49	40,099
ING MAP PLUS NP18	462.681	12.46	5,765

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class (continued)
ING MAP PLUS NP22	17.599	$ 12.34	$ 217
ING MAP PLUS NP29	323.979	12.14	3,933
Qualified VI	230,569.312	12.28	2,831,391
Qualified XII (0.00)	1,592.053	13.02	20,729
Qualified XII (0.10)	14.419	12.96	187
Qualified XII (0.30)	2,166.763	12.84	27,821
Qualified XII (0.40)	10,762.490	12.78	137,545
Qualified XII (0.50)	55,916.323	12.72	711,256
Qualified XII (0.55)	466.702	12.69	5,922
Qualified XII (0.60)	3,499.633	12.66	44,305
Qualified XII (0.65)	19,594.173	12.63	247,474
Qualified XII (0.70)	5,628.466	12.60	70,919
Qualified XII (0.75)	22,212.014	12.57	279,205
Qualified XII (0.80)	47,415.224	12.54	594,587
Qualified XII (0.85)	45,893.725	12.52	574,589
Qualified XII (0.90)	5,311.741	12.49	66,344
Qualified XII (0.95)	37,990.049	12.46	473,356
Qualified XII (1.00)	122,393.163	12.43	1,521,347
Qualified XII (1.05)	1,069.852	12.40	13,266
Qualified XII (1.10)	13,857.601	12.37	171,419
Qualified XII (1.15)	8,715.700	12.34	107,552
Qualified XII (1.20)	2,149.571	12.31	26,461
Qualified XII (1.25)	8,557.336	12.28	105,084
Qualified XII (1.30)	21.072	12.25	258
Qualified XII (1.40)	872.521	12.20	10,645
Qualified XII (1.45)	13.173	12.17	160
Qualified XV	1,380.392	12.46	17,200
Qualified XVI	5,347.040	12.14	64,913
Qualified XXI	7,498.533	12.54	94,032
Qualified XXVI	252.861	12.49	3,158
Qualified XXXIV	1,208.083	6.74	8,142
Qualified XXXVIII	544.604	6.81	3,709
Qualified XLIII	372.567	6.74	2,511
Qualified LIV	5,934.770	12.69	75,312
Qualified LVI	7,100.427	12.90	91,596
	690,140.428		$ 8,575,910
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	85,098.757	$ 10.53	$ 896,090

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,132,262.582	$ 10.03	$ 31,416,594
Qualified XXVIII	2,683,002.111	10.04	26,937,341
	5,815,264.693		$ 58,353,935

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,350.524	$ 11.49	$ 38,498
ING MAP PLUS NP1	186.238	11.91	2,218
ING MAP PLUS NP9	47,414.960	11.63	551,436
ING MAP PLUS NP10	461.770	11.60	5,357
ING MAP PLUS NP11	20.326	11.56	235
ING MAP PLUS NP12	38,652.324	11.53	445,661
ING MAP PLUS NP13	2,820.460	11.49	32,407
ING MAP PLUS NP16	699.912	11.39	7,972
ING MAP PLUS NP17	568.099	11.36	6,454
ING MAP PLUS NP20	98.737	11.26	1,112
ING MAP PLUS NP21	771.156	11.22	8,652
ING MAP PLUS NP22	2,506.746	11.19	28,050
ING MAP PLUS NP23	3,946.004	11.16	44,037
ING MAP PLUS NP24	73.704	11.13	820
ING MAP PLUS NP26	66.890	11.06	740
ING MAP PLUS NP30	2,851.990	10.93	31,172
Qualified VI	774,128.951	13.30	10,295,915
Qualified X (1.15)	16,748.260	11.38	190,595
Qualified X (1.25)	54,688.207	11.32	619,071
Qualified XII (0.00)	1,967.057	14.70	28,916
Qualified XII (0.25)	8,300.563	14.47	120,109
Qualified XII (0.30)	5,311.922	14.42	76,598
Qualified XII (0.40)	23,090.182	14.33	330,882
Qualified XII (0.50)	28,592.807	14.22	406,590
Qualified XII (0.55)	4,596.320	14.19	65,222
Qualified XII (0.60)	4,704.745	14.14	66,525
Qualified XII (0.65)	7,185.262	14.10	101,312
Qualified XII (0.70)	13,609.683	14.05	191,216
Qualified XII (0.75)	48,691.069	14.00	681,675
Qualified XII (0.80)	42,887.438	13.94	597,851
Qualified XII (0.85)	79,126.932	13.87	1,097,491
Qualified XII (0.90)	9,011.540	13.84	124,720
Qualified XII (0.95)	167,344.194	13.78	2,306,003
Qualified XII (1.00)	258,077.017	13.74	3,545,978
Qualified XII (1.05)	15,824.716	13.69	216,640
Qualified XII (1.10)	60,273.575	13.65	822,734
Qualified XII (1.15)	25,439.957	13.60	345,983
Qualified XII (1.20)	22,412.442	13.56	303,913
Qualified XII (1.25)	95,288.669	13.52	1,288,303
Qualified XII (1.30)	393.831	13.47	5,305
Qualified XII (1.35)	807.898	13.43	10,850
Qualified XII (1.40)	4,466.869	13.39	59,811
Qualified XII (1.45)	2,492.489	13.34	33,250
Qualified XII (1.50)	1,476.960	13.30	19,644
Qualified XV	537.375	13.02	6,997
Qualified XVI	19,214.852	13.08	251,330
Qualified XVII	4,399.444	12.76	56,137
Qualified XVIII	773.303	11.47	8,870
Qualified XXVI	409.538	13.06	5,349
Qualified XXXII	595.703	11.32	6,743

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Qualified XXXIV	487.301	$ 8.91	$ 4,342
Qualified XXXVIII	7,561.117	8.99	67,974
Qualified XLIII	2,250.426	8.90	20,029
Qualified LIV	2,327.261	10.88	25,321
Qualified LVI	6,472.920	11.06	71,590
	1,926,458.635		$ 25,682,605
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,301.188	$ 14.96	$ 19,466
ING Custom Choice 65	5,276.527	15.62	82,419
Qualified V	287.804	14.85	4,274
Qualified VI	800,354.025	14.96	11,973,296
Qualified XII (0.00)	3,088.655	15.86	48,986
Qualified XII (0.10)	17.889	15.78	282
Qualified XII (0.25)	1,201.169	15.67	18,822
Qualified XII (0.30)	13,312.324	15.64	208,205
Qualified XII (0.40)	26,348.334	15.56	409,980
Qualified XII (0.50)	267,963.156	15.49	4,150,749
Qualified XII (0.55)	3,395.708	15.46	52,498
Qualified XII (0.60)	12,120.159	15.42	186,893
Qualified XII (0.65)	43,759.739	15.38	673,025
Qualified XII (0.70)	15,936.382	15.35	244,623
Qualified XII (0.75)	73,485.410	15.31	1,125,062
Qualified XII (0.80)	59,536.397	15.28	909,716
Qualified XII (0.85)	84,283.171	15.24	1,284,476
Qualified XII (0.90)	13,327.326	15.21	202,709
Qualified XII (0.95)	124,272.246	15.17	1,885,210
Qualified XII (1.00)	503,236.887	15.13	7,613,974
Qualified XII (1.05)	9,461.594	15.10	142,870
Qualified XII (1.10)	15,459.574	15.06	232,821
Qualified XII (1.15)	27,682.945	15.03	416,075
Qualified XII (1.20)	4,474.153	14.99	67,068
Qualified XII (1.25)	44,363.177	14.96	663,673
Qualified XII (1.30)	1,715.819	14.92	25,600
Qualified XII (1.35)	110.243	14.89	1,642
Qualified XII (1.40)	4,068.661	14.85	60,420
Qualified XII (1.45)	440.953	14.82	6,535
Qualified XII (1.50)	1,294.336	14.78	19,130
Qualified XIII	947.086	15.17	14,367
Qualified XV	4,267.525	15.17	64,738
Qualified XVI	18,779.984	14.78	277,568
Qualified XVII	1,370.839	14.96	20,508
Qualified XXI	21,154.766	15.28	323,245
Qualified XXVI	1,373.018	15.21	20,884
Qualified XXXIV	1,650.901	8.30	13,702
Qualified XXXVIII	6,052.644	8.38	50,721
Qualified XLIII	5,395.078	8.29	44,725
Qualified LIV	6,209.771	15.46	96,003
Qualified LVI	29,244.220	15.71	459,427
	2,258,021.783		$ 34,116,387

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	178,993.884	$ 12.31	$ 2,203,415
Qualified XXVIII	99,256.259	12.32	1,222,837
	278,250.143		$ 3,426,252
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	825.735	$ 12.93	$ 10,677
ING Custom Choice 65	711.291	13.51	9,610
ING MAP PLUS NP3	92.917	12.60	1,171
ING MAP PLUS NP6	5,239.105	12.53	65,646
ING MAP PLUS NP8	616.669	12.49	7,702
ING MAP PLUS NP9	2,336.962	12.47	29,142
ING MAP PLUS NP11	3,034.903	12.42	37,693
ING MAP PLUS NP12	10,750.031	12.40	133,300
ING MAP PLUS NP13	1,019.081	12.37	12,606
ING MAP PLUS NP14	4,345.504	12.35	53,667
ING MAP PLUS NP15	9,052.453	12.33	111,617
ING MAP PLUS NP17	1,265.717	12.28	15,543
ING MAP PLUS NP22	3,003.964	12.17	36,558
ING MAP PLUS NP26	175.045	12.08	2,115
Qualified VI	353,816.395	12.93	4,574,846
Qualified XII (0.00)	1,103.363	13.71	15,127
Qualified XII (0.30)	6,375.881	13.52	86,202
Qualified XII (0.35)	1,648.319	13.49	22,236
Qualified XII (0.40)	21,215.887	13.46	285,566
Qualified XII (0.50)	113,811.163	13.39	1,523,931
Qualified XII (0.55)	1,046.534	13.36	13,982
Qualified XII (0.60)	15,910.969	13.33	212,093
Qualified XII (0.65)	40,135.998	13.30	533,809
Qualified XII (0.70)	22,140.425	13.27	293,803
Qualified XII (0.75)	5,698.592	13.24	75,449
Qualified XII (0.80)	22,295.329	13.21	294,521
Qualified XII (0.85)	54,266.325	13.18	715,230
Qualified XII (0.90)	3,246.725	13.15	42,694
Qualified XII (0.95)	39,078.415	13.11	512,318
Qualified XII (1.00)	113,042.070	13.08	1,478,590
Qualified XII (1.05)	6,522.569	13.05	85,120
Qualified XII (1.10)	11,047.312	13.02	143,836
Qualified XII (1.15)	4,558.578	12.99	59,216
Qualified XII (1.20)	4,161.865	12.96	53,938
Qualified XII (1.25)	18,087.514	12.93	233,872
Qualified XII (1.30)	49.135	12.90	634
Qualified XII (1.35)	1.605	12.87	21
Qualified XII (1.40)	2,233.481	12.84	28,678
Qualified XII (1.45)	894.122	12.81	11,454
Qualified XII (1.50)	610.532	12.78	7,803
Qualified XIII	1,042.713	13.11	13,670
Qualified XV	3,785.556	13.11	49,629

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Qualified XVI	8,266.185	$ 12.78	$ 105,642
Qualified XVII	340.861	12.93	4,407
Qualified XXI	13,760.163	13.21	181,772
Qualified XXXIV	1,302.864	11.39	14,840
Qualified XXXVIII	3,694.118	11.49	42,445
Qualified XLIII	2,079.782	11.37	23,647
Qualified LIV	8,220.605	13.36	109,827
Qualified LVI	20,962.762	13.59	284,884
	968,924.089		$ 12,662,779
ING Pioneer Equity Income Portfolio - Institutional
Class
Currently payable annuity contracts:	280,369.907	$6.85 to $7.09	$ 1,978,404
Contracts in accumulation period:
ING Custom Choice 62	8,760.280	7.00	61,322
ING Custom Choice 65	524.599	7.23	3,793
ING MAP PLUS NP1	136,653.500	7.28	994,837
ING MAP PLUS NP6	30,518.609	7.21	220,039
ING MAP PLUS NP8	101,852.364	7.18	731,300
ING MAP PLUS NP9	2,542.986	7.17	18,233
ING MAP PLUS NP10	2,042.413	7.16	14,624
ING MAP PLUS NP13	6,976.476	7.12	49,673
ING MAP PLUS NP14	27,512.806	7.11	195,616
ING MAP PLUS NP15	6,123.956	7.09	43,419
ING MAP PLUS NP17	8,900.013	7.07	62,923
ING MAP PLUS NP18	4,156.072	7.05	29,300
ING MAP PLUS NP19	17,765.621	7.04	125,070
ING MAP PLUS NP20	10,178.026	7.03	71,552
ING MAP PLUS NP22	3,375.136	7.00	23,626
ING MAP PLUS NP23	657.110	6.99	4,593
ING MAP PLUS NP24	5,246.615	6.98	36,621
ING MAP PLUS NP25	11,794.944	6.96	82,093
ING MAP PLUS NP26	3,762.178	6.95	26,147
ING MAP PLUS NP28	3,069.850	6.92	21,243
ING MAP PLUS NP30	119.922	6.90	827
ING MAP PLUS NP32	89.332	6.87	614
Qualified VI	3,494,295.619	7.00	24,460,069
Qualified VIII	6,657.391	6.99	46,535
Qualified X (1.15)	102,342.526	7.02	718,445
Qualified X (1.25)	177,039.356	7.00	1,239,275
Qualified XII (0.00)	6,902.037	7.33	50,592
Qualified XII (0.10)	147.767	7.30	1,079
Qualified XII (0.20)	522.425	7.27	3,798
Qualified XII (0.25)	5,910.926	7.26	42,913
Qualified XII (0.30)	582,643.698	7.25	4,224,167
Qualified XII (0.35)	2,375.275	7.23	17,173
Qualified XII (0.40)	261,845.010	7.22	1,890,521
Qualified XII (0.50)	1,345,805.406	7.19	9,676,341
Qualified XII (0.55)	300,262.850	7.18	2,155,887
Qualified XII (0.60)	21,330.927	7.17	152,943

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class (continued)
Qualified XII (0.65)	237,201.508	$ 7.15	$ 1,695,991
Qualified XII (0.70)	149,889.190	7.14	1,070,209
Qualified XII (0.75)	594,343.717	7.13	4,237,671
Qualified XII (0.80)	793,104.882	7.11	5,638,976
Qualified XII (0.85)	568,779.918	7.10	4,038,337
Qualified XII (0.90)	126,610.186	7.09	897,666
Qualified XII (0.95)	646,774.806	7.07	4,572,698
Qualified XII (1.00)	3,001,481.306	7.06	21,190,458
Qualified XII (1.05)	52,339.112	7.05	368,991
Qualified XII (1.10)	121,468.946	7.04	855,141
Qualified XII (1.15)	178,785.275	7.02	1,255,073
Qualified XII (1.20)	29,670.275	7.01	207,989
Qualified XII (1.25)	142,095.080	7.00	994,666
Qualified XII (1.30)	4,380.221	6.98	30,574
Qualified XII (1.35)	197.208	6.97	1,375
Qualified XII (1.40)	13,469.885	6.96	93,750
Qualified XII (1.45)	3,989.212	6.95	27,725
Qualified XII (1.50)	3,288.351	6.93	22,788
Qualified XIII	186.999	7.07	1,322
Qualified XV	1,773.625	7.07	12,540
Qualified XVI	61,747.579	6.93	427,911
Qualified XVII	24,553.953	7.00	171,878
Qualified XVIII	14,317.994	7.06	101,085
Qualified XXI	64,104.381	7.11	455,782
Qualified XXVI	1,125.529	7.09	7,980
Qualified XXVII	3,299,759.055	7.06	23,296,299
Qualified XXXII	6,873.487	7.00	48,114
Qualified XXXIII (0.65)	165,402.558	7.15	1,182,628
Qualified XXXIV	4,280.206	7.52	32,187
Qualified XXXVIII	9,580.779	7.59	72,718
Qualified XLIII	5,204.919	7.51	39,089
Qualified LIV	284,567.131	7.15	2,034,655
Qualified LVI	36,390.085	7.27	264,556
	17,628,811.286		$ 124,824,429
ING Pioneer Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP20	386.643	$ 7.00	$ 2,707

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	20,858.380	$8.58 to $10.00	$ 204,008
Contracts in accumulation period:
ING Custom Choice 62	1,203.594	8.92	10,736
ING MAP PLUS NP1	107,021.011	9.28	993,155
ING MAP PLUS NP8	15,494.260	9.16	141,927
ING MAP PLUS NP9	380.904	9.14	3,481
ING MAP PLUS NP10	152.423	9.13	1,392
ING MAP PLUS NP11	4,843.267	9.11	44,122
ING MAP PLUS NP13	16,372.122	9.07	148,495
ING MAP PLUS NP14	13,235.853	9.06	119,917
ING MAP PLUS NP15	10,489.028	9.04	94,821
ING MAP PLUS NP17	34.545	9.01	311
ING MAP PLUS NP18	1,870.929	8.99	16,820
ING MAP PLUS NP21	5,432.314	8.94	48,565
ING MAP PLUS NP22	45.180	8.93	403
ING MAP PLUS NP23	1,027.608	8.91	9,156
ING MAP PLUS NP24	4,077.109	8.89	36,245
ING MAP PLUS NP26	1,726.277	8.86	15,295
ING MAP PLUS NP28	5.179	8.83	46
Qualified VI	295,327.779	8.92	2,634,324
Qualified VIII	438.992	8.92	3,916
Qualified X (1.15)	44,407.154	8.96	397,888
Qualified X (1.25)	45,998.056	8.92	410,303
Qualified XII (0.00)	3,892.433	9.34	36,355
Qualified XII (0.05)	199,538.502	9.34	1,863,690
Qualified XII (0.20)	2,193.222	9.28	20,353
Qualified XII (0.25)	421.958	9.26	3,907
Qualified XII (0.30)	44,616.194	9.24	412,254
Qualified XII (0.40)	10,615.592	9.21	97,770
Qualified XII (0.50)	98,511.749	9.17	903,353
Qualified XII (0.55)	27,164.586	9.16	248,828
Qualified XII (0.60)	3,109.233	9.14	28,418
Qualified XII (0.65)	267,101.751	9.12	2,435,968
Qualified XII (0.70)	10,547.829	9.11	96,091
Qualified XII (0.75)	28,031.967	9.09	254,811
Qualified XII (0.80)	26,064.378	9.07	236,404
Qualified XII (0.85)	63,017.343	9.06	570,937
Qualified XII (0.90)	3,975.902	9.04	35,942
Qualified XII (0.95)	72,682.054	9.02	655,592
Qualified XII (1.00)	85,906.279	9.01	774,016
Qualified XII (1.05)	8,750.825	8.99	78,670
Qualified XII (1.10)	8,370.624	8.97	75,084
Qualified XII (1.15)	33,744.325	8.96	302,349
Qualified XII (1.20)	5,995.181	8.94	53,597
Qualified XII (1.25)	18,748.298	8.92	167,235
Qualified XII (1.30)	57.026	8.91	508
Qualified XII (1.40)	1,021.140	8.88	9,068
Qualified XII (1.45)	353.228	8.86	3,130

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XV	968.014	$ 9.02	$ 8,731
Qualified XVI	10,259.507	8.84	90,694
Qualified XVII	2,398.682	8.92	21,396
Qualified XVIII	2,274.563	9.01	20,494
Qualified XXI	2,530.052	9.07	22,948
Qualified XXVI	783.437	9.04	7,082
Qualified XXXII	1,925.193	8.92	17,173
Qualified XXXIV	215.869	7.87	1,699
Qualified XXXVIII	4,360.519	7.95	34,666
Qualified LIV	9,500.386	9.12	86,644
Qualified LVI	3,862.151	9.27	35,802
	1,653,951.956		$ 15,046,985
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	16,507.698	$ 9.13	$ 150,715
ING MAP PLUS NP15	3,180.027	9.01	28,652
ING MAP PLUS NP19	105.614	8.94	944
ING MAP PLUS NP21	184.072	8.91	1,640
ING MAP PLUS NP23	512.359	8.88	4,550
ING MAP PLUS NP25	1,117.893	8.84	9,882
ING MAP PLUS NP26	519.428	8.83	4,587
Qualified XII (1.00)	17,034.158	8.93	152,115
	39,161.249		$ 353,085
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Currently payable annuity contracts:	119,854.294	$ 9.18	$ 1,100,262
Contracts in accumulation period:
ING Custom Choice 62	4,326.009	9.08	39,280
ING Custom Choice 65	2,590.070	9.38	24,295
ING MAP PLUS NP1	15,144.944	9.44	142,968
ING MAP PLUS NP4	17,673.953	9.39	165,958
ING MAP PLUS NP9	9,120.765	9.30	84,823
ING MAP PLUS NP10	21,564.666	9.28	200,120
ING MAP PLUS NP11	14,426.192	9.27	133,731
ING MAP PLUS NP13	9,468.301	9.23	87,392
ING MAP PLUS NP15	3,224.038	9.20	29,661
ING MAP PLUS NP17	689.014	9.17	6,318
ING MAP PLUS NP18	366.490	9.15	3,353
ING MAP PLUS NP20	189.231	9.12	1,726
ING MAP PLUS NP21	14,411.554	9.10	131,145
ING MAP PLUS NP22	120.866	9.08	1,097
ING MAP PLUS NP23	1,783.561	9.07	16,177
ING MAP PLUS NP26	2,076.228	9.02	18,728
ING MAP PLUS NP28	1,482.085	8.98	13,309
ING MAP PLUS NP30	1,726.362	8.95	15,451
ING MAP PLUS NP36	131.386	8.85	1,163
Qualified V	328.269	9.03	2,964
Qualified VI	1,700,068.285	9.08	15,436,620
Qualified X (1.15)	52,281.359	9.11	476,283

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class (continued)
Qualified X (1.25)	117,553.758	$ 9.08	$ 1,067,388
Qualified XII (0.00)	4,729.164	9.51	44,974
Qualified XII (0.05)	64,278.746	9.50	610,648
Qualified XII (0.10)	107.332	9.47	1,016
Qualified XII (0.20)	254.168	9.44	2,399
Qualified XII (0.25)	1,300.486	9.42	12,251
Qualified XII (0.30)	131,370.218	9.40	1,234,880
Qualified XII (0.40)	42,012.370	9.37	393,656
Qualified XII (0.50)	1,146,227.283	9.33	10,694,301
Qualified XII (0.55)	67,025.362	9.32	624,676
Qualified XII (0.60)	65,715.919	9.30	611,158
Qualified XII (0.65)	496,215.870	9.28	4,604,883
Qualified XII (0.70)	85,668.293	9.27	794,145
Qualified XII (0.75)	305,999.538	9.25	2,830,496
Qualified XII (0.80)	746,912.740	9.23	6,894,005
Qualified XII (0.85)	260,546.700	9.21	2,399,635
Qualified XII (0.90)	39,088.157	9.20	359,611
Qualified XII (0.95)	240,595.450	9.18	2,208,666
Qualified XII (1.00)	1,509,165.888	9.16	13,823,960
Qualified XII (1.05)	30,325.727	9.15	277,480
Qualified XII (1.10)	46,953.487	9.13	428,685
Qualified XII (1.15)	38,935.765	9.11	354,705
Qualified XII (1.20)	25,899.863	9.10	235,689
Qualified XII (1.25)	82,035.042	9.08	744,878
Qualified XII (1.30)	12,871.350	9.06	116,614
Qualified XII (1.35)	1,710.146	9.05	15,477
Qualified XII (1.40)	16,775.250	9.03	151,481
Qualified XII (1.45)	7,118.676	9.01	64,139
Qualified XII (1.50)	86.670	9.00	780
Qualified XIII	191.021	9.18	1,754
Qualified XV	4,862.756	9.18	44,640
Qualified XVI	49,297.576	9.00	443,678
Qualified XVII	725.389	9.08	6,587
Qualified XVIII	1,784.289	9.16	16,344
Qualified XXVI	13,082.051	9.20	120,355
Qualified XXVII	1,325,733.499	9.10	12,064,175
Qualified XXXII	1,282.856	9.08	11,648
Qualified XXXIII (0.65)	68,372.712	9.28	634,499
Qualified XXXIV	5,057.361	7.94	40,155
Qualified XXXVIII	11,081.170	8.01	88,760
Qualified XLIII	29.759	7.93	236
Qualified LIV	45,798.917	9.28	425,014
Qualified LVI	24,701.130	9.44	233,179
	9,132,527.826		$ 83,866,524

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	3,508.604	$ 9.40	$ 32,981
ING MAP PLUS NP5	9,304.979	9.33	86,815
ING MAP PLUS NP6	386.176	9.31	3,595
ING MAP PLUS NP11	5,003.978	9.23	46,187
ING MAP PLUS NP12	1,055.353	9.21	9,720
ING MAP PLUS NP13	1,213.517	9.19	11,152
ING MAP PLUS NP15	5,209.064	9.16	47,715
ING MAP PLUS NP16	136.967	9.14	1,252
ING MAP PLUS NP17	903.211	9.13	8,246
ING MAP PLUS NP18	2,512.420	9.11	22,888
ING MAP PLUS NP23	1,589.330	9.03	14,352
ING MAP PLUS NP25	3,312.889	8.99	29,783
ING MAP PLUS NP26	6.523	8.98	59
ING MAP PLUS NP27	196.916	8.96	1,764
ING MAP PLUS NP29	798.543	8.93	7,131
ING MAP PLUS NP30	2,116.204	8.91	18,855
	37,254.674		$ 342,495
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,536.432	$ 10.57	$ 16,240
Qualified XII (0.00)	26.691	11.16	298
Qualified XII (0.05)	305,999.886	11.14	3,408,839
Qualified XII (0.40)	34,100.499	10.91	372,036
Qualified XII (0.65)	386.384	10.75	4,154
Qualified XII (0.75)	1,797.693	10.69	19,217
Qualified XII (0.80)	9,502.699	10.66	101,299
Qualified XII (0.95)	1,054.008	10.57	11,141
Qualified XII (1.00)	1,777.441	10.54	18,734
	356,181.733		$ 3,951,958
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	80,108.979	$ 12.02	$ 962,910
ING MAP PLUS NP1	165,558.941	12.69	2,100,943
ING MAP PLUS NP6	19,255.503	12.54	241,464
ING MAP PLUS NP8	66,795.458	12.48	833,607
ING MAP PLUS NP9	15,551.600	12.45	193,617
ING MAP PLUS NP10	1,854.069	12.42	23,028
ING MAP PLUS NP11	77,169.165	12.39	956,126
ING MAP PLUS NP12	29,923.392	12.36	369,853
ING MAP PLUS NP13	723.753	12.33	8,924
ING MAP PLUS NP14	15,456.496	12.31	190,269
ING MAP PLUS NP15	45,969.520	12.28	564,506
ING MAP PLUS NP17	114,520.456	12.22	1,399,440
ING MAP PLUS NP18	7,820.240	12.19	95,329
ING MAP PLUS NP20	42,665.638	12.13	517,534
ING MAP PLUS NP21	21,154.050	12.11	256,176
ING MAP PLUS NP22	2,290.950	12.08	27,675

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
ING MAP PLUS NP23	14,827.427	$ 12.05	$ 178,670
ING MAP PLUS NP24	21,728.078	12.02	261,171
ING MAP PLUS NP25	2,634.416	11.99	31,587
ING MAP PLUS NP26	12,197.473	11.96	145,882
ING MAP PLUS NP28	5,905.490	11.91	70,334
ING MAP PLUS NP30	2,366.575	11.85	28,044
Qualified V	2,456.469	11.93	29,306
Qualified VI	5,736,423.849	12.02	68,951,815
Qualified VIII	2,554.552	12.02	30,706
Qualified XII (0.00)	11,024.389	12.75	140,561
Qualified XII (0.10)	83.224	12.69	1,056
Qualified XII (0.25)	8,507.671	12.60	107,197
Qualified XII (0.30)	217,292.555	12.57	2,731,367
Qualified XII (0.35)	5,078.830	12.54	63,689
Qualified XII (0.40)	158,512.638	12.51	1,982,993
Qualified XII (0.50)	4,344,384.225	12.45	54,087,584
Qualified XII (0.55)	371,807.448	12.42	4,617,849
Qualified XII (0.60)	22,813.803	12.39	282,663
Qualified XII (0.65)	203,923.488	12.36	2,520,494
Qualified XII (0.70)	109,672.217	12.33	1,352,258
Qualified XII (0.75)	2,125,619.996	12.31	26,166,382
Qualified XII (0.80)	384,449.519	12.28	4,721,040
Qualified XII (0.85)	676,518.082	12.25	8,287,347
Qualified XII (0.90)	107,773.648	12.22	1,316,994
Qualified XII (0.95)	743,343.474	12.19	9,061,357
Qualified XII (1.00)	3,840,472.072	12.16	46,700,140
Qualified XII (1.05)	58,445.735	12.13	708,947
Qualified XII (1.10)	97,826.321	12.11	1,184,677
Qualified XII (1.15)	142,638.274	12.08	1,723,070
Qualified XII (1.20)	37,922.481	12.05	456,966
Qualified XII (1.25)	454,754.531	12.02	5,466,149
Qualified XII (1.30)	452.063	11.99	5,420
Qualified XII (1.35)	20,075.257	11.96	240,100
Qualified XII (1.40)	14,422.062	11.94	172,199
Qualified XII (1.45)	6,490.657	11.91	77,304
Qualified XII (1.50)	1,320.179	11.88	15,684
Qualified XIII	644.247	12.19	7,853
Qualified XV	13,609.328	12.19	165,898
Qualified XVI	85,521.661	11.88	1,015,997
Qualified XVII	14,608.775	12.02	175,597
Qualified XXI	28,871.711	12.28	354,545
Qualified XXVI	2,452.347	12.22	29,968
Qualified XXXIV	5,989.419	9.43	56,480
Qualified XXXVIII	37,188.189	9.52	354,032
Qualified XLIII	1,302.047	9.42	12,265
Qualified LIV	184,173.339	12.42	2,287,433
Qualified LVI	63,842.211	12.63	806,327
	21,111,740.652		$ 257,926,798

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	141,575.872	$ 9.81	$ 1,388,859

ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	5,424.892	$ 12.97	$ 70,361
Contracts in accumulation period:
ING Custom Choice 62	7,995.659	11.05	88,352
ING Custom Choice 65	244.226	10.41	2,542
ING MAP PLUS NP5	5,505.967	11.37	62,603
ING MAP PLUS NP6	28,599.967	11.33	324,038
ING MAP PLUS NP8	25,676.488	11.26	289,117
ING MAP PLUS NP9	31,908.440	11.23	358,332
ING MAP PLUS NP10	4,729.347	11.20	52,969
ING MAP PLUS NP11	21,500.105	11.17	240,156
ING MAP PLUS NP12	4,030.613	11.13	44,861
ING MAP PLUS NP13	4,656.629	11.10	51,689
ING MAP PLUS NP14	14,311.146	11.07	158,424
ING MAP PLUS NP15	27,794.912	11.03	306,578
ING MAP PLUS NP16	163.385	11.00	1,797
ING MAP PLUS NP17	6,499.892	10.97	71,304
ING MAP PLUS NP18	592.935	10.94	6,487
ING MAP PLUS NP19	1,586.302	10.90	17,291
ING MAP PLUS NP21	1,947.075	10.84	21,106
ING MAP PLUS NP22	397.624	10.81	4,298
ING MAP PLUS NP23	2,442.237	10.78	26,327
ING MAP PLUS NP24	1,411.601	10.74	15,161
ING MAP PLUS NP26	1,178.558	10.68	12,587
ING MAP PLUS NP28	26,324.656	10.62	279,568
ING MAP PLUS NP29	450.171	10.59	4,767
ING MAP PLUS NP30	3,444.061	10.56	36,369
ING MAP PLUS NP32	958.673	10.49	10,056
Qualified VI	981,770.084	14.15	13,892,047
Qualified X (1.15)	60,675.582	10.98	666,218
Qualified X (1.25)	97,479.600	10.92	1,064,477
Qualified XII (0.00)	8,093.202	15.37	124,393
Qualified XII (0.05)	193,168.138	15.27	2,949,677
Qualified XII (0.25)	47.118	15.12	712
Qualified XII (0.30)	32,001.036	15.07	482,256
Qualified XII (0.40)	39,700.816	14.98	594,718
Qualified XII (0.50)	338,442.921	14.87	5,032,646
Qualified XII (0.55)	23,199.914	14.83	344,055
Qualified XII (0.60)	7,953.525	14.78	117,553
Qualified XII (0.65)	65,315.631	14.74	962,752
Qualified XII (0.70)	28,514.445	14.69	418,877
Qualified XII (0.75)	31,297.777	14.64	458,199
Qualified XII (0.80)	52,483.857	14.57	764,690
Qualified XII (0.85)	4,520,640.385	14.50	65,549,286
Qualified XII (0.90)	12,594.117	14.47	182,237

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Qualified XII (0.95)	137,154.793	$ 14.41	$ 1,976,401
Qualified XII (1.00)	435,884.453	14.36	6,259,301
Qualified XII (1.05)	9,466.821	14.31	135,470
Qualified XII (1.10)	57,570.004	14.27	821,524
Qualified XII (1.15)	35,341.903	14.22	502,562
Qualified XII (1.20)	17,771.013	14.18	251,993
Qualified XII (1.25)	69,002.782	14.13	975,009
Qualified XII (1.30)	361.432	14.08	5,089
Qualified XII (1.35)	3,595.671	14.04	50,483
Qualified XII (1.40)	8,519.573	13.99	119,189
Qualified XII (1.45)	95.892	13.95	1,338
Qualified XII (1.50)	510.929	13.90	7,102
Qualified XIII	1,210.125	13.57	16,421
Qualified XV	6,014.073	13.57	81,611
Qualified XVI	22,963.057	13.92	319,646
Qualified XVII	1,072.427	13.30	14,263
Qualified XVIII	3,625.829	11.07	40,138
Qualified XXI	166,559.667	13.71	2,283,533
Qualified XXVI	2,558.081	13.62	34,841
Qualified XXXIV	11,583.239	7.74	89,654
Qualified XXXVIII	25,413.229	7.81	198,477
Qualified XLIII	5,051.528	7.73	39,048
Qualified LIV	24,704.928	10.30	254,461
Qualified LVI	15,873.092	10.47	166,191
	7,785,058.250		$ 110,805,678
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	4,007.094	$ 13.42	$ 53,775
ING MAP PLUS NP10	21,712.718	13.40	290,950
ING MAP PLUS NP11	198.737	13.37	2,657
ING MAP PLUS NP15	5,836.004	13.27	77,444
ING MAP PLUS NP17	6,296.696	13.22	83,242
ING MAP PLUS NP18	1,922.095	13.20	25,372
ING MAP PLUS NP19	1,293.957	13.18	17,054
ING MAP PLUS NP20	963.132	13.15	12,665
ING MAP PLUS NP21	1,624.084	13.13	21,324
ING MAP PLUS NP22	268.198	13.10	3,513
ING MAP PLUS NP25	2,843.137	13.03	37,046
ING MAP PLUS NP26	1,846.469	13.01	24,023
ING MAP PLUS NP28	3,276.849	12.96	42,468
ING MAP PLUS NP32	20.918	12.86	269
Qualified XII (1.00)	3,498.545	13.19	46,146
	55,608.633		$ 737,948

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP26	14.817	$ 8.70	$ 129
ING MAP PLUS NP29	310.546	8.66	2,689
Qualified V	663.843	8.65	5,742
Qualified VI	164,565.063	8.70	1,431,716
Qualified VIII	1,072.064	8.70	9,327
Qualified XII (0.00)	104.076	9.11	948
Qualified XII (0.30)	1,473.519	9.01	13,276
Qualified XII (0.40)	1,899.085	8.98	17,054
Qualified XII (0.50)	4,489.170	8.95	40,178
Qualified XII (0.55)	685.614	8.93	6,123
Qualified XII (0.60)	173.705	8.92	1,549
Qualified XII (0.65)	13,016.896	8.90	115,850
Qualified XII (0.70)	2,599.696	8.88	23,085
Qualified XII (0.75)	17,591.170	8.87	156,034
Qualified XII (0.80)	5,588.184	8.85	49,455
Qualified XII (0.85)	46,003.595	8.83	406,212
Qualified XII (0.90)	889.110	8.82	7,842
Qualified XII (0.95)	45,805.252	8.80	403,086
Qualified XII (1.00)	47,978.183	8.78	421,248
Qualified XII (1.05)	697.415	8.77	6,116
Qualified XII (1.10)	2,821.953	8.75	24,692
Qualified XII (1.15)	685.976	8.74	5,995
Qualified XII (1.20)	2,543.991	8.72	22,184
Qualified XII (1.25)	11,209.592	8.70	97,523
Qualified XII (1.30)	4.855	8.69	42
Qualified XII (1.35)	75.113	8.67	651
Qualified XII (1.40)	3,377.393	8.66	29,248
Qualified XV	38.239	8.80	337
Qualified XVI	10,844.394	8.62	93,479
Qualified XXI	4,785.614	8.85	42,353
Qualified XXVI	51.781	8.82	457
Qualified XXXIV	122.506	7.76	951
Qualified XXXVIII	1,674.250	7.83	13,109
Qualified XLIII	545.972	7.75	4,231
Qualified LIV	1,785.563	8.90	15,892
Qualified LVI	6,241.506	9.04	56,423
	402,429.701		$ 3,525,226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,806.451	$ 10.50	$ 18,968
ING Custom Choice 65	237.724	10.97	2,608
Qualified VI	469,644.196	10.50	4,931,264
Qualified XII (0.00)	6,875.207	11.13	76,521
Qualified XII (0.25)	349.664	11.00	3,846
Qualified XII (0.30)	12,170.903	10.98	133,637
Qualified XII (0.40)	10,719.317	10.93	117,162
Qualified XII (0.50)	377,644.403	10.87	4,104,995
Qualified XII (0.55)	15,419.825	10.85	167,305
Qualified XII (0.60)	8,563.580	10.82	92,658
Qualified XII (0.65)	51,881.473	10.80	560,320
Qualified XII (0.70)	16,026.162	10.77	172,602
Qualified XII (0.75)	64,296.216	10.75	691,184
Qualified XII (0.80)	13,194.053	10.72	141,440
Qualified XII (0.85)	55,429.988	10.70	593,101
Qualified XII (0.90)	7,071.075	10.67	75,448
Qualified XII (0.95)	68,249.913	10.65	726,862
Qualified XII (1.00)	399,044.813	10.62	4,237,856
Qualified XII (1.05)	5,995.664	10.60	63,554
Qualified XII (1.10)	12,439.848	10.57	131,489
Qualified XII (1.15)	19,659.079	10.55	207,403
Qualified XII (1.20)	4,621.368	10.52	48,617
Qualified XII (1.25)	28,168.766	10.50	295,772
Qualified XII (1.30)	1,319.175	10.47	13,812
Qualified XII (1.35)	268.460	10.45	2,805
Qualified XII (1.40)	2,701.291	10.43	28,174
Qualified XII (1.45)	268.535	10.40	2,793
Qualified XIII	65.685	10.65	700
Qualified XV	1,161.776	10.65	12,373
Qualified XVI	13,204.925	10.38	137,067
Qualified XXI	7,092.896	10.72	76,036
Qualified XXVI	970.714	10.67	10,358
Qualified XXXVIII	8,058.153	8.17	65,835
Qualified XLIII	4,123.787	8.09	33,361
Qualified LIV	21,499.334	10.85	233,268
Qualified LVI	4,851.539	11.03	53,512
	1,715,095.958		$ 18,264,706

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 65	870.510	$ 8.81	$ 7,669
ING MAP PLUS NP11	435.795	8.75	3,813
ING MAP PLUS NP25	1,119.257	8.53	9,547
Qualified VI	28,219.175	8.53	240,710
Qualified XII (0.30)	27.886	8.83	246
Qualified XII (0.40)	544.766	8.80	4,794
Qualified XII (0.50)	23,393.063	8.77	205,157
Qualified XII (0.55)	533.495	8.75	4,668
Qualified XII (0.60)	3,362.006	8.73	29,350
Qualified XII (0.65)	11,049.337	8.72	96,350
Qualified XII (0.75)	1,795.014	8.69	15,599
Qualified XII (0.80)	7,946.165	8.67	68,893
Qualified XII (0.85)	2,441.747	8.65	21,121
Qualified XII (0.90)	813.300	8.64	7,027
Qualified XII (0.95)	7,047.299	8.62	60,748
Qualified XII (1.00)	5,882.432	8.61	50,648
Qualified XII (1.05)	1,882.099	8.59	16,167
Qualified XII (1.10)	75.607	8.57	648
Qualified XII (1.15)	2,489.803	8.56	21,313
Qualified XII (1.20)	1,327.970	8.54	11,341
Qualified XII (1.25)	2,534.062	8.53	21,616
Qualified XII (1.40)	29.429	8.48	250
Qualified XII (1.45)	18.301	8.46	155
Qualified XVI	244.595	8.45	2,067
Qualified XXVII	68,015.587	8.52	579,493
Qualified XXXIV	548.001	8.32	4,559
Qualified XLIII	28.604	8.31	238
Qualified LIV	1,006.146	8.72	8,774
Qualified LVI	1,199.726	8.86	10,630
	174,881.177		$ 1,503,591
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	369,199.503	$10.51 to $12.86	$ 4,153,241
Contracts in accumulation period:
ING Custom Choice 62	204,297.533	11.00	2,247,273
ING Custom Choice 65	1,475.181	11.47	16,920
ING MAP PLUS NP4	4,117.680	11.37	46,818
ING MAP PLUS NP9	1,508.648	11.20	16,897
ING MAP PLUS NP15	2,594.475	11.01	28,565
ING MAP PLUS NP17	687.423	10.94	7,520
ING MAP PLUS NP19	13,362.765	10.88	145,387
ING MAP PLUS NP21	950.019	10.81	10,270
ING MAP PLUS NP24	1,016.409	10.72	10,896
ING MAP PLUS NP26	2,311.229	10.65	24,615
ING MAP PLUS NP28	34.001	10.59	360
ING MAP PLUS NP32	5.041	10.47	53
Qualified I	3,816.690	53.79	205,300
Qualified V	16,602.435	14.91	247,542

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified VI	3,804,116.062	$ 15.28	$ 58,126,893
Qualified VII	73,624.722	15.28	1,124,986
Qualified VIII	5,817.177	14.70	85,513
Qualified IX	638.527	15.58	9,948
Qualified X (1.15)	306,696.043	15.53	4,762,990
Qualified X (1.25)	642,598.327	15.28	9,818,902
Qualified XII (0.00)	20,346.981	14.55	296,049
Qualified XII (0.05)	44,541.044	17.00	757,198
Qualified XII (0.25)	1,351.194	14.14	19,106
Qualified XII (0.30)	478,359.787	14.05	6,720,955
Qualified XII (0.35)	46,060.968	13.97	643,472
Qualified XII (0.40)	341,672.991	15.13	5,169,512
Qualified XII (0.45)	334.921	13.81	4,625
Qualified XII (0.50)	1,424,385.503	13.86	19,741,983
Qualified XII (0.55)	370,966.970	13.65	5,063,699
Qualified XII (0.60)	307,068.115	13.57	4,166,914
Qualified XII (0.65)	1,544,742.382	13.50	20,854,022
Qualified XII (0.70)	1,141,077.048	13.42	15,313,254
Qualified XII (0.75)	970,300.465	13.34	12,943,808
Qualified XII (0.80)	1,299,450.391	13.43	17,451,619
Qualified XII (0.85)	2,663,561.547	14.43	38,435,193
Qualified XII (0.90)	148,502.565	13.25	1,967,659
Qualified XII (0.95)	815,872.673	14.23	11,609,868
Qualified XII (1.00)	3,839,350.731	14.14	54,288,419
Qualified XII (1.05)	169,066.677	14.04	2,373,696
Qualified XII (1.10)	314,528.206	13.95	4,387,668
Qualified XII (1.15)	169,794.735	13.85	2,351,657
Qualified XII (1.20)	94,129.770	13.76	1,295,226
Qualified XII (1.25)	570,885.304	13.66	7,798,293
Qualified XII (1.30)	10,290.209	13.57	139,638
Qualified XII (1.35)	10,020.973	13.48	135,083
Qualified XII (1.40)	56,487.724	13.39	756,371
Qualified XII (1.45)	15,435.609	13.29	205,139
Qualified XII (1.50)	4,626.301	13.20	61,067
Qualified XIII	2,323.101	15.92	36,984
Qualified XV	16,734.627	15.89	265,913
Qualified XVI	119,636.760	14.80	1,770,624
Qualified XVII	132,437.863	15.28	2,023,651
Qualified XVIII	217,106.239	15.28	3,317,383
Qualified XIX	185.971	53.79	10,003
Qualified XX	22,595.039	52.65	1,189,629
Qualified XXI	32,923.077	16.15	531,708
Qualified XXVI	11,217.714	16.00	179,483
Qualified XXVII	824,957.183	57.57	47,492,785
Qualified XXVIII	403,997.015	56.46	22,809,671
Qualified XXIX	1.550	52.65	82
Qualified XXX	40,694.820	51.47	2,094,562
Qualified XXXII	43,015.149	10.97	471,876

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified XXXIII (0.65)	94,439.085	$ 11.74	$ 1,108,715
Qualified XXXIV	11,277.832	10.29	116,049
Qualified XXXV	109,091.702	11.26	1,228,373
Qualified XXXVI	38,913.203	11.85	461,121
Qualified XXXVIII	75,330.486	10.39	782,684
Qualified XLIII	11,106.459	10.28	114,174
Qualified LIV	27,390.282	11.35	310,880
Qualified LVI	98,957.928	11.55	1,142,964
	24,663,014.759		$ 403,501,396
ING Global Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	103.154	$ 14.00	$ 1,444
ING MAP PLUS NP17	1,642.699	13.97	22,949
	1,745.853		$ 24,393
ING International Capital Appreciation Fund - Class I
Contracts in accumulation period:
ING MAP PLUS NP22	131.601	$ 13.18	$ 1,735
ING MAP PLUS NP26	71.790	13.16	945
ING MAP PLUS NP28	13.617	13.16	179
	217.008		$ 2,859
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	56,971.277	$ 14.31	$ 815,259
ING MAP PLUS NP5	3,757.687	14.14	53,134
ING MAP PLUS NP8	17,675.755	14.02	247,814
ING MAP PLUS NP10	8,544.366	13.93	119,023
ING MAP PLUS NP11	7,855.814	13.89	109,117
ING MAP PLUS NP13	74.281	13.81	1,026
ING MAP PLUS NP14	5,576.586	13.77	76,790
ING MAP PLUS NP15	5,948.149	13.73	81,668
ING MAP PLUS NP17	1,384.549	13.65	18,899
ING MAP PLUS NP18	1,152.148	13.61	15,681
ING MAP PLUS NP19	3,834.864	13.57	52,039
ING MAP PLUS NP20	303.798	13.53	4,110
ING MAP PLUS NP24	1,048.082	13.37	14,013
ING MAP PLUS NP26	923.771	13.29	12,277
ING MAP PLUS NP28	1.122	13.21	15
ING MAP PLUS NP29	746.086	13.17	9,826
ING MAP PLUS NP30	82.807	13.14	1,088
ING MAP PLUS NP35	733.497	12.94	9,491
ING MAP PLUS NP36	92.640	12.90	1,195
	116,707.279		$ 1,642,465
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	4,641.780	$ 11.15	$ 51,756

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Currently payable annuity contracts:	33,927.211	$ 14.30	$ 485,159
Contracts in accumulation period:
ING Custom Choice 62	733.815	13.33	9,782
ING MAP PLUS NP6	1,545.841	13.99	21,626
ING MAP PLUS NP9	19.833	13.86	275
ING MAP PLUS NP10	4,601.931	13.82	63,599
ING MAP PLUS NP11	2,619.708	13.78	36,100
ING MAP PLUS NP13	277.211	13.70	3,798
ING MAP PLUS NP15	14,416.115	13.62	196,347
ING MAP PLUS NP16	73.099	13.58	993
ING MAP PLUS NP19	848.241	13.46	11,417
ING MAP PLUS NP22	479.606	13.34	6,398
ING MAP PLUS NP26	480.857	13.18	6,338
ING MAP PLUS NP27	9.229	13.15	121
ING MAP PLUS NP28	8,633.198	13.11	113,181
ING MAP PLUS NP30	592.000	13.03	7,714
Qualified V	107.741	14.49	1,561
Qualified VI	245,399.524	14.67	3,600,011
Qualified X (1.15)	19,557.932	14.78	289,066
Qualified X (1.25)	23,362.613	14.67	342,730
Qualified XII (0.00)	1,704.818	16.14	27,516
Qualified XII (0.05)	34,320.700	15.95	547,415
Qualified XII (0.25)	684.505	15.84	10,843
Qualified XII (0.30)	11,807.817	15.78	186,327
Qualified XII (0.35)	7.966	15.72	125
Qualified XII (0.40)	13,176.637	15.66	206,346
Qualified XII (0.50)	143,704.797	15.54	2,233,173
Qualified XII (0.55)	3,322.580	15.48	51,434
Qualified XII (0.60)	1,693.201	15.42	26,109
Qualified XII (0.65)	26,093.739	15.36	400,800
Qualified XII (0.70)	4,766.859	15.30	72,933
Qualified XII (0.75)	27,780.724	15.24	423,378
Qualified XII (0.80)	8,297.611	15.18	125,958
Qualified XII (0.85)	1,366,359.648	15.12	20,659,358
Qualified XII (0.90)	1,618.734	15.06	24,378
Qualified XII (0.95)	26,670.199	15.01	400,320
Qualified XII (1.00)	278,723.279	14.95	4,166,913
Qualified XII (1.05)	4,583.347	14.89	68,246
Qualified XII (1.10)	7,588.804	14.84	112,618
Qualified XII (1.15)	6,074.521	14.78	89,781
Qualified XII (1.20)	4,756.270	14.72	70,012
Qualified XII (1.25)	17,480.292	14.67	256,436
Qualified XII (1.35)	146.597	14.55	2,133
Qualified XII (1.40)	1,512.456	14.50	21,931
Qualified XII (1.45)	249.619	14.44	3,604
Qualified XIII	473.238	15.01	7,103
Qualified XV	913.798	15.01	13,716
Qualified XVI	11,573.930	14.39	166,549

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value
Portfolio - Service Class (continued)
Qualified XVII	3,512.574	$ 14.67	$ 51,529
Qualified XVIII	1,734.909	14.95	25,937
Qualified XXI	7,692.756	15.18	116,776
Qualified XXVI	164.798	15.06	2,482
Qualified XXXII	140.457	13.91	1,954
Qualified XXXVIII	3,910.603	9.52	37,229
Qualified XLIII	155.976	9.42	1,469
Qualified LIV	4,596.015	12.36	56,807
Qualified LVI	10,314.425	12.56	129,549
	2,395,994.904		$ 35,995,403
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP4	443.178	$ 8.72	$ 3,865
ING MAP PLUS NP6	577.349	8.69	5,017
ING MAP PLUS NP8	37,810.972	8.66	327,443
ING MAP PLUS NP9	7,483.890	8.64	64,661
ING MAP PLUS NP10	3,551.140	8.63	30,646
ING MAP PLUS NP11	19,931.167	8.61	171,607
ING MAP PLUS NP13	1,011.251	8.58	8,677
ING MAP PLUS NP14	14,489.008	8.57	124,171
ING MAP PLUS NP15	1,515.004	8.55	12,953
ING MAP PLUS NP17	11,749.539	8.52	100,106
ING MAP PLUS NP18	3,529.592	8.50	30,002
ING MAP PLUS NP19	12,908.074	8.49	109,590
ING MAP PLUS NP20	20,006.211	8.47	169,453
ING MAP PLUS NP21	27,047.241	8.46	228,820
ING MAP PLUS NP22	861.828	8.44	7,274
ING MAP PLUS NP23	16,064.982	8.42	135,267
ING MAP PLUS NP24	7.765	8.41	65
ING MAP PLUS NP26	1,615.911	8.38	13,541
ING MAP PLUS NP27	420.470	8.36	3,515
ING MAP PLUS NP28	13,425.164	8.35	112,100
ING MAP PLUS NP29	3,232.073	8.33	26,923
ING MAP PLUS NP30	3.218	8.32	27
ING MAP PLUS NP32	62.633	8.29	519
ING MAP PLUS NP36	14.948	8.23	123
Qualified VI	68,225.314	8.38	571,728
Qualified XII (0.00)	1.458	8.77	13
Qualified XII (0.40)	3,084.760	8.64	26,652
Qualified XII (0.50)	22,839.521	8.61	196,648
Qualified XII (0.55)	356.240	8.60	3,064
Qualified XII (0.60)	2,086.857	8.58	17,905
Qualified XII (0.65)	8,768.636	8.57	75,147
Qualified XII (0.70)	69.819	8.55	597
Qualified XII (0.75)	3,951.373	8.53	33,705
Qualified XII (0.80)	2,809.616	8.52	23,938
Qualified XII (0.85)	3,615.968	8.50	30,736
Qualified XII (0.90)	761.138	8.49	6,462

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Asset Portfolio - Service Class (continued)
Qualified XII (0.95)	7,141.210	$ 8.47	$ 60,486
Qualified XII (1.00)	17,097.940	8.46	144,649
Qualified XII (1.05)	1,038.559	8.44	8,765
Qualified XII (1.10)	1,913.082	8.42	16,108
Qualified XII (1.15)	286.848	8.41	2,412
Qualified XII (1.20)	1,504.312	8.39	12,621
Qualified XII (1.25)	1,624.414	8.38	13,613
Qualified XII (1.30)	1.638	8.36	14
Qualified XII (1.40)	1,027.768	8.33	8,561
Qualified XII (1.45)	10.345	8.32	86
Qualified XIII	669.050	8.47	5,667
Qualified XV	15.877	8.47	134
Qualified XVI	3,665.663	8.30	30,425
Qualified XXVI	348.890	8.49	2,962
Qualified XXXIV	57.584	7.67	442
Qualified XXXVIII	552.487	7.74	4,276
Qualified LIV	3,695.160	8.56	31,631
Qualified LVI	745.636	8.71	6,494
	355,729.771		$ 3,022,306
ING Baron Small Cap Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	97,226.906	$ 9.74	$ 946,990

ING Baron Small Cap Growth Portfolio - Service
Class
Currently payable annuity contracts:	91,979.425	$ 12.71	$ 1,169,058
Contracts in accumulation period:
ING Custom Choice 62	658.659	11.90	7,838
ING Custom Choice 65	5,762.619	10.50	60,507
ING MAP PLUS NP1	7,884.945	12.79	100,848
ING MAP PLUS NP4	11,166.425	12.67	141,479
ING MAP PLUS NP5	444.640	12.64	5,620
ING MAP PLUS NP6	2,160.442	12.60	27,222
ING MAP PLUS NP8	43,058.934	12.52	539,098
ING MAP PLUS NP9	28,887.642	12.49	360,807
ING MAP PLUS NP10	1,062.730	12.45	13,231
ING MAP PLUS NP11	21,831.490	12.41	270,929
ING MAP PLUS NP12	5,957.107	12.38	73,749
ING MAP PLUS NP13	9,733.645	12.34	120,113
ING MAP PLUS NP14	29,636.315	12.30	364,527
ING MAP PLUS NP15	57,261.211	12.27	702,595
ING MAP PLUS NP16	181.474	12.23	2,219
ING MAP PLUS NP17	13,246.579	12.20	161,608
ING MAP PLUS NP18	19,885.443	12.16	241,807
ING MAP PLUS NP19	8,067.478	12.12	97,778
ING MAP PLUS NP20	11,228.643	12.09	135,754
ING MAP PLUS NP21	5,484.974	12.05	66,094
ING MAP PLUS NP22	1,961.621	12.02	23,579
ING MAP PLUS NP23	12,115.876	11.98	145,148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
ING MAP PLUS NP24	3,537.765	$ 11.95	$ 42,276
ING MAP PLUS NP25	1,414.975	11.91	16,852
ING MAP PLUS NP26	445.955	11.88	5,298
ING MAP PLUS NP27	525.931	11.84	6,227
ING MAP PLUS NP28	17,037.014	11.81	201,207
ING MAP PLUS NP29	548.602	11.77	6,457
ING MAP PLUS NP30	4,804.673	11.74	56,407
ING MAP PLUS NP32	1,230.872	11.67	14,364
ING MAP PLUS NP36	100.374	11.53	1,157
Qualified VI	1,076,817.061	14.17	15,258,498
Qualified X (1.15)	55,457.191	14.28	791,929
Qualified X (1.25)	102,106.164	14.17	1,446,844
Qualified XII (0.00)	6,742.501	15.60	105,183
Qualified XII (0.05)	42,141.716	15.40	648,982
Qualified XII (0.10)	193.932	15.48	3,002
Qualified XII (0.25)	1,926.497	15.30	29,475
Qualified XII (0.30)	42,072.727	15.24	641,188
Qualified XII (0.35)	550.117	15.19	8,356
Qualified XII (0.40)	56,954.649	15.13	861,724
Qualified XII (0.50)	1,413,948.740	15.01	21,223,371
Qualified XII (0.55)	50,735.998	14.95	758,503
Qualified XII (0.60)	34,235.867	14.90	510,114
Qualified XII (0.65)	73,233.770	14.84	1,086,789
Qualified XII (0.70)	33,020.794	14.78	488,047
Qualified XII (0.75)	183,224.870	14.73	2,698,902
Qualified XII (0.80)	71,145.714	14.67	1,043,708
Qualified XII (0.85)	1,172,882.211	14.61	17,135,809
Qualified XII (0.90)	26,624.368	14.56	387,651
Qualified XII (0.95)	148,266.077	14.50	2,149,858
Qualified XII (1.00)	631,247.209	14.45	9,121,522
Qualified XII (1.05)	19,259.500	14.39	277,144
Qualified XII (1.10)	30,477.683	14.33	436,745
Qualified XII (1.15)	43,568.789	14.28	622,162
Qualified XII (1.20)	13,308.546	14.22	189,248
Qualified XII (1.25)	56,618.357	14.17	802,282
Qualified XII (1.30)	598.126	14.12	8,446
Qualified XII (1.35)	1,595.186	14.06	22,428
Qualified XII (1.40)	7,461.707	14.01	104,539
Qualified XII (1.45)	932.346	13.95	13,006
Qualified XII (1.50)	30.811	13.90	428
Qualified XIII	1,010.741	14.50	14,656
Qualified XV	608.240	14.50	8,819
Qualified XVI	31,395.627	13.90	436,399
Qualified XVII	3,058.979	14.17	43,346
Qualified XVIII	1,535.300	14.45	22,185
Qualified XXI	21,025.481	14.67	308,444
Qualified XXVI	563.095	14.56	8,199
Qualified XXVII	658,112.732	16.37	10,773,305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
Qualified XXVIII	461,546.926	$ 7.73	$ 3,567,758
Qualified XXXII	252.378	12.66	3,195
Qualified XXXIII (0.65)	25,034.714	15.08	377,523
Qualified XXXIV	199.146	7.61	1,516
Qualified XXXVIII	4,528.930	7.68	34,782
Qualified XLIII	1,094.047	7.60	8,315
Qualified LIV	32,265.484	10.39	335,238
Qualified LVI	29,806.511	10.57	315,055
	7,088,722.033		$ 100,316,471
ING Columbia Small Cap Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	2,673.690	$ 7.71	$ 20,614

ING Columbia Small Cap Value Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP11	2,041.122	$ 8.44	$ 17,227
ING MAP PLUS NP14	508.954	8.39	4,270
ING MAP PLUS NP18	3,082.273	8.33	25,675
ING MAP PLUS NP19	1,641.268	8.31	13,639
ING MAP PLUS NP23	7.377	8.25	61
ING MAP PLUS NP24	3.768	8.24	31
ING MAP PLUS NP28	92.007	8.18	753
Qualified V	756.118	8.16	6,170
Qualified VI	67,920.577	8.21	557,628
Qualified XII (0.00)	86.987	8.59	747
Qualified XII (0.30)	190.406	8.50	1,618
Qualified XII (0.40)	4,030.803	8.47	34,141
Qualified XII (0.50)	4,506.743	8.44	38,037
Qualified XII (0.55)	5,608.677	8.42	47,225
Qualified XII (0.60)	62.634	8.41	527
Qualified XII (0.65)	1,752.930	8.39	14,707
Qualified XII (0.70)	3,998.023	8.37	33,463
Qualified XII (0.75)	16,986.298	8.36	142,005
Qualified XII (0.80)	106.056	8.34	885
Qualified XII (0.85)	8,131.107	8.33	67,732
Qualified XII (0.90)	3,126.673	8.31	25,983
Qualified XII (0.95)	7,321.440	8.30	60,768
Qualified XII (1.00)	19,340.866	8.28	160,142
Qualified XII (1.05)	722.799	8.27	5,978
Qualified XII (1.10)	323.004	8.25	2,665
Qualified XII (1.15)	7,737.808	8.24	63,760
Qualified XII (1.20)	2,004.695	8.22	16,479
Qualified XII (1.25)	6,389.492	8.21	52,458
Qualified XII (1.30)	31.499	8.19	258
Qualified XII (1.35)	208.560	8.18	1,706
Qualified XII (1.40)	267.653	8.16	2,184
Qualified XVI	1,783.921	8.13	14,503
Qualified LIV	1,730.974	8.39	14,523
Qualified LVI	1,498.210	8.53	12,780
	174,001.722		$ 1,440,728

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	31,134.316	$ 10.50	$ 326,910
Contracts in accumulation period:
ING Custom Choice 62	44.965	10.18	458
ING Custom Choice 65	761.310	10.38	7,902
ING MAP PLUS NP5	13,738.972	10.21	140,275
ING MAP PLUS NP8	40,665.498	10.12	411,535
ING MAP PLUS NP11	5,360.055	10.03	53,761
ING MAP PLUS NP13	1,286.727	9.97	12,829
ING MAP PLUS NP14	11,741.877	9.94	116,714
ING MAP PLUS NP15	4,873.197	9.91	48,293
ING MAP PLUS NP17	6,449.275	9.86	63,590
ING MAP PLUS NP18	470.897	9.83	4,629
ING MAP PLUS NP19	1,051.063	9.80	10,300
ING MAP PLUS NP21	818.925	9.74	7,976
ING MAP PLUS NP22	2,548.059	9.71	24,742
ING MAP PLUS NP23	2,446.385	9.68	23,681
ING MAP PLUS NP24	36.419	9.65	351
ING MAP PLUS NP28	1,043.771	9.54	9,958
ING MAP PLUS NP29	3,276.819	9.51	31,163
ING MAP PLUS NP30	955.591	9.48	9,059
Qualified VI	257,395.574	16.39	4,218,713
Qualified X (1.15)	18,467.660	10.63	196,311
Qualified X (1.25)	28,797.850	10.30	296,618
Qualified XII (0.00)	645.009	18.15	11,707
Qualified XII (0.25)	766.795	17.78	13,634
Qualified XII (0.30)	7,514.915	17.71	133,089
Qualified XII (0.35)	5.808	17.64	102
Qualified XII (0.40)	13,573.593	17.56	238,352
Qualified XII (0.50)	71,562.403	17.42	1,246,617
Qualified XII (0.55)	5,922.421	17.35	102,754
Qualified XII (0.60)	7,026.937	17.28	121,425
Qualified XII (0.65)	26,069.494	17.21	448,656
Qualified XII (0.70)	5,872.354	17.14	100,652
Qualified XII (0.75)	24,340.201	17.07	415,487
Qualified XII (0.80)	13,197.965	17.00	224,365
Qualified XII (0.85)	22,577.084	16.93	382,230
Qualified XII (0.90)	2,291.751	16.86	38,639
Qualified XII (0.95)	38,405.958	16.80	645,220
Qualified XII (1.00)	98,158.818	16.73	1,642,197
Qualified XII (1.05)	3,999.115	16.66	66,625
Qualified XII (1.10)	7,227.385	16.59	119,902
Qualified XII (1.15)	4,110.172	16.52	67,900
Qualified XII (1.20)	3,390.235	16.46	55,803
Qualified XII (1.25)	16,216.428	16.39	265,787
Qualified XII (1.30)	285.737	16.32	4,663
Qualified XII (1.35)	205.554	16.26	3,342
Qualified XII (1.40)	816.986	16.19	13,227
Qualified XII (1.45)	130.527	16.12	2,104

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Qualified XIII	760.083	$ 16.80	$ 12,769
Qualified XV	4,135.707	16.80	69,480
Qualified XVI	6,218.691	16.06	99,872
Qualified XVII	1,277.861	16.39	20,944
Qualified XVIII	1,864.309	10.76	20,060
Qualified XXVI	655.388	16.86	11,050
Qualified XXXII	507.605	10.36	5,259
Qualified XXXIV	2,040.562	7.77	15,855
Qualified XXXVIII	3,941.372	7.84	30,900
Qualified XLIII	736.492	7.76	5,715
Qualified LIV	2,627.171	10.27	26,981
Qualified LVI	7,808.830	10.44	81,524
	840,252.921		$ 12,780,656
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	250.086	$ 10.38	$ 2,596
Qualified XII (0.50)	965,420.140	10.20	9,847,285
	965,670.226		$ 9,849,881
ING Index Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,769.637	$ 9.22	$ 16,316
ING MAP PLUS NP13	247.507	9.19	2,275
ING MAP PLUS NP14	3,842.873	9.18	35,278
ING MAP PLUS NP17	3,017.619	9.16	27,641
ING MAP PLUS NP21	2,558.388	9.13	23,358
ING MAP PLUS NP22	396.138	9.12	3,613
ING MAP PLUS NP26	230.054	9.09	2,091
ING MAP PLUS NP27	1,590.057	9.09	14,454
ING MAP PLUS NP28	5,457.896	9.08	49,558
ING MAP PLUS NP30	97.184	9.06	880
ING MAP PLUS NP32	183.125	9.05	1,657
	19,390.478		$ 177,121
ING Index Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,660.930	$ 8.69	$ 14,433
ING MAP PLUS NP13	7,913.163	8.66	68,528
ING MAP PLUS NP14	13,340.727	8.65	115,397
ING MAP PLUS NP15	16,647.295	8.65	143,999
ING MAP PLUS NP17	10,938.993	8.63	94,404
ING MAP PLUS NP21	8,282.877	8.60	71,233
ING MAP PLUS NP27	4,014.072	8.56	34,360
ING MAP PLUS NP28	14,584.310	8.55	124,696
	77,382.367		$ 667,050

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP3	258.581	$ 8.44	$ 2,182
ING MAP PLUS NP9	1,254.331	8.40	10,536
ING MAP PLUS NP13	4,960.891	8.38	41,572
ING MAP PLUS NP14	6,368.631	8.37	53,305
ING MAP PLUS NP15	3,517.837	8.36	29,409
ING MAP PLUS NP17	10,738.255	8.35	89,664
ING MAP PLUS NP21	3,623.868	8.32	30,151
ING MAP PLUS NP26	92.902	8.29	770
ING MAP PLUS NP27	35.809	8.28	296
ING MAP PLUS NP28	11,077.936	8.27	91,615
	41,929.041		$ 349,500
ING Index Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP3	652.560	$ 8.15	$ 5,318
ING MAP PLUS NP9	1,372.782	8.11	11,133
ING MAP PLUS NP13	4,301.541	8.09	34,799
ING MAP PLUS NP14	66.660	8.08	539
ING MAP PLUS NP15	3,828.803	8.07	30,898
ING MAP PLUS NP17	3,342.703	8.06	26,942
ING MAP PLUS NP21	1,793.653	8.03	14,403
ING MAP PLUS NP26	160.756	8.00	1,286
ING MAP PLUS NP27	24.810	7.99	198
ING MAP PLUS NP28	1,640.315	7.99	13,106
ING MAP PLUS NP32	277.970	7.96	2,213
	17,462.553		$ 140,835
ING Index Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP3	176.195	$ 9.90	$ 1,744
ING MAP PLUS NP9	211.322	9.86	2,084
ING MAP PLUS NP13	1,741.429	9.82	17,101
ING MAP PLUS NP17	3,598.502	9.79	35,229
ING MAP PLUS NP21	242.758	9.76	2,369
ING MAP PLUS NP28	17.899	9.70	174
ING MAP PLUS NP30	0.770	9.69	7
	5,988.875		$ 58,708
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	28,910.299	$ 10.09	$ 291,705

ING JPMorgan Mid Cap Value Portfolio - Service
Class
Currently payable annuity contracts:	60,325.965	$ 12.63	$ 761,917
Contracts in accumulation period:
ING Custom Choice 62	256.562	11.96	3,068
ING MAP PLUS NP1	7,815.919	12.82	100,200
ING MAP PLUS NP8	4,182.657	12.56	52,534
ING MAP PLUS NP9	1,905.321	12.52	23,855

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
ING MAP PLUS NP10	16,193.502	$ 12.49	$ 202,257
ING MAP PLUS NP11	3,913.799	12.45	48,727
ING MAP PLUS NP12	51.283	12.41	636
ING MAP PLUS NP13	1,135.667	12.38	14,060
ING MAP PLUS NP14	13,638.217	12.34	168,296
ING MAP PLUS NP15	14,079.951	12.30	173,183
ING MAP PLUS NP17	7,270.933	12.23	88,924
ING MAP PLUS NP19	2,287.102	12.16	27,811
ING MAP PLUS NP20	1,058.906	12.12	12,834
ING MAP PLUS NP21	3,466.315	12.09	41,908
ING MAP PLUS NP22	715.291	12.05	8,619
ING MAP PLUS NP23	8,684.314	12.02	104,385
ING MAP PLUS NP24	1,376.816	11.98	16,494
ING MAP PLUS NP25	609.074	11.95	7,278
ING MAP PLUS NP26	48.563	11.91	578
ING MAP PLUS NP28	9,048.229	11.84	107,131
ING MAP PLUS NP29	81.875	11.81	967
ING MAP PLUS NP30	115.577	11.77	1,360
ING MAP PLUS NP32	130.743	11.70	1,530
Qualified VI	577,336.808	14.34	8,279,010
Qualified VIII	388.166	14.33	5,562
Qualified X (1.15)	39,921.886	14.45	576,871
Qualified X (1.25)	115,321.054	14.34	1,653,704
Qualified XII (0.00)	665.054	15.78	10,495
Qualified XII (0.05)	36,952.063	15.60	576,452
Qualified XII (0.10)	141.358	15.66	2,214
Qualified XII (0.25)	1,870.019	15.48	28,948
Qualified XII (0.30)	10,554.138	15.42	162,745
Qualified XII (0.35)	1,231.789	15.37	18,933
Qualified XII (0.40)	17,116.519	15.31	262,054
Qualified XII (0.50)	41,637.990	15.19	632,481
Qualified XII (0.55)	24,186.129	15.13	365,936
Qualified XII (0.60)	13,296.030	15.07	200,371
Qualified XII (0.65)	29,058.746	15.01	436,172
Qualified XII (0.70)	18,430.916	14.96	275,727
Qualified XII (0.75)	101,951.842	14.90	1,519,082
Qualified XII (0.80)	11,487.507	14.84	170,475
Qualified XII (0.85)	58,393.569	14.79	863,641
Qualified XII (0.90)	16,714.356	14.73	246,202
Qualified XII (0.95)	115,804.206	14.67	1,698,848
Qualified XII (1.00)	303,114.571	14.62	4,431,535
Qualified XII (1.05)	3,986.240	14.56	58,040
Qualified XII (1.10)	24,186.077	14.50	350,698
Qualified XII (1.15)	10,444.806	14.45	150,927
Qualified XII (1.20)	6,925.688	14.39	99,661
Qualified XII (1.25)	19,311.728	14.34	276,930
Qualified XII (1.35)	132.171	14.23	1,881
Qualified XII (1.40)	3,392.971	14.17	48,078
Qualified XII (1.45)	751.019	14.12	10,604

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
Qualified XII (1.50)	1.151	$ 14.07	$ 16
Qualified XIII	1,032.286	14.67	15,144
Qualified XV	2,035.213	14.67	29,857
Qualified XVI	14,719.650	14.07	207,105
Qualified XVIII	677.324	14.62	9,902
Qualified XXI	8,382.583	14.84	124,398
Qualified XXVI	88.832	14.73	1,308
Qualified XXXII	1,191.653	12.47	14,860
Qualified XXXIV	947.931	8.13	7,707
Qualified XXXVIII	4,473.781	8.21	36,730
Qualified XLIII	516.757	8.12	4,196
Qualified LIV	52,839.795	10.71	565,914
Qualified LVI	13,716.819	10.89	149,376
	1,863,721.772		$ 26,549,342
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,692.695	$ 8.62	$ 109,411

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	11,387.563	$10.54 to $12.77	$ 134,497
Contracts in accumulation period:
ING Custom Choice 65	17,244.730	10.32	177,966
Qualified V	2,724.146	12.50	34,052
Qualified VI	2,952,557.020	12.77	37,704,153
Qualified VIII	4,349.939	13.37	58,159
Qualified X (1.15)	309,314.101	12.98	4,014,897
Qualified X (1.25)	119,699.154	12.77	1,528,558
Qualified XII (0.00)	12,984.950	8.46	109,853
Qualified XII (0.05)	52,335.683	14.19	742,643
Qualified XII (0.10)	50.280	8.36	420
Qualified XII (0.20)	21,864.533	8.27	180,820
Qualified XII (0.25)	7,179.911	8.22	59,019
Qualified XII (0.30)	63,439.420	8.17	518,300
Qualified XII (0.35)	14,119.357	8.12	114,649
Qualified XII (0.40)	33,774.238	9.37	316,465
Qualified XII (0.45)	854.207	8.03	6,859
Qualified XII (0.50)	228,027.990	7.87	1,794,580
Qualified XII (0.55)	123,606.812	7.94	981,438
Qualified XII (0.60)	39,630.894	7.89	312,688
Qualified XII (0.65)	342,706.408	7.84	2,686,818
Qualified XII (0.70)	236,947.062	7.80	1,848,187
Qualified XII (0.75)	243,576.929	7.75	1,887,721
Qualified XII (0.80)	458,410.180	8.32	3,813,973
Qualified XII (0.85)	593,113.875	8.94	5,302,438
Qualified XII (0.90)	33,623.440	7.96	267,643
Qualified XII (0.95)	426,290.649	8.82	3,759,884
Qualified XII (1.00)	1,246,720.771	8.76	10,921,274
Qualified XII (1.05)	84,347.367	8.70	733,822

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class (continued)
Qualified XII (1.10)	100,982.561	$ 8.64	$ 872,489
Qualified XII (1.15)	86,789.692	8.58	744,656
Qualified XII (1.20)	21,073.140	8.52	179,543
Qualified XII (1.25)	39,780.307	8.46	336,541
Qualified XII (1.30)	840.571	8.41	7,069
Qualified XII (1.35)	1,718.553	8.35	14,350
Qualified XII (1.40)	22,009.496	8.29	182,459
Qualified XII (1.45)	1,409.269	8.24	11,612
Qualified XII (1.50)	9,090.718	8.18	74,362
Qualified XV	10,089.903	13.28	133,994
Qualified XVI	62,520.947	12.37	773,384
Qualified XVII	1,981.607	12.77	25,305
Qualified XVIII	5,532.529	12.77	70,650
Qualified XXVI	5,428.844	13.19	71,606
Qualified XXVII	1,074,666.612	13.18	14,164,106
Qualified XXVIII	197,527.027	13.15	2,597,480
Qualified XXXII	8,306.601	10.42	86,555
Qualified XXXIV	21,968.675	7.69	168,939
Qualified XXXVI	36,775.247	9.31	342,378
Qualified XXXVIII	84,880.847	7.76	658,675
Qualified XLIII	4,921.499	7.68	37,797
Qualified LIV	24,349.467	10.21	248,608
Qualified LVI	107,303.664	10.38	1,113,812
	9,610,829.385		$ 102,928,146
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	1,330.329	$ 9.98	$ 13,277
ING MAP PLUS NP3	630.870	9.92	6,258
ING MAP PLUS NP14	7,816.511	9.60	75,039
ING MAP PLUS NP17	5,551.697	9.52	52,852
ING MAP PLUS NP22	121.414	9.38	1,139
ING MAP PLUS NP26	238.019	9.27	2,206
	15,688.840		$ 150,771
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	36,142.352	$ 10.61	$ 383,470

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	236,663.465	$11.46 to $11.76	$ 2,776,375
Contracts in accumulation period:
ING Custom Choice 62	6,394.729	11.61	74,243
ING Custom Choice 65	41,022.318	12.41	509,087
ING MAP PLUS NP1	12,820.147	12.21	156,534
ING MAP PLUS NP3	455.194	12.15	5,531
ING MAP PLUS NP8	5,006.981	12.01	60,134
ING MAP PLUS NP10	21,130.855	11.95	252,514
ING MAP PLUS NP11	26,411.809	11.92	314,829
ING MAP PLUS NP12	4,525.061	11.89	53,803

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
ING MAP PLUS NP13	13,398.616	$ 11.86	$ 158,908
ING MAP PLUS NP14	12,491.692	11.83	147,777
ING MAP PLUS NP15	42,752.660	11.80	504,481
ING MAP PLUS NP16	1,332.634	11.77	15,685
ING MAP PLUS NP17	20,236.456	11.74	237,576
ING MAP PLUS NP18	15,433.568	11.72	180,881
ING MAP PLUS NP19	10,694.539	11.69	125,019
ING MAP PLUS NP20	414.691	11.66	4,835
ING MAP PLUS NP21	7,637.646	11.63	88,826
ING MAP PLUS NP22	1,439.734	11.60	16,701
ING MAP PLUS NP24	13,687.937	11.55	158,096
ING MAP PLUS NP25	495.273	11.52	5,706
ING MAP PLUS NP26	2,755.203	11.49	31,657
ING MAP PLUS NP27	461.353	11.46	5,287
ING MAP PLUS NP28	6,662.210	11.43	76,149
ING MAP PLUS NP29	8,897.011	11.40	101,426
ING MAP PLUS NP30	5,599.549	11.38	63,723
ING MAP PLUS NP32	433.727	11.32	4,910
ING MAP PLUS NP35	1,345.717	11.24	15,126
Qualified V	2,118.414	11.52	24,404
Qualified VI	13,546,872.985	11.61	157,279,195
Qualified VIII	12,630.775	11.60	146,517
Qualified X (1.15)	839,688.672	11.66	9,790,770
Qualified X (1.25)	1,036,917.644	11.61	12,038,614
Qualified XII (0.00)	63,263.138	12.85	812,931
Qualified XII (0.05)	450,105.535	12.86	5,788,357
Qualified XII (0.05)	82,996.468	12.86	1,067,335
Qualified XII (0.10)	419.164	12.28	5,147
Qualified XII (0.20)	110,410.341	12.68	1,400,003
Qualified XII (0.25)	18,564.961	12.66	235,032
Qualified XII (0.30)	748,437.447	12.16	9,100,999
Qualified XII (0.35)	48,674.369	12.13	590,420
Qualified XII (0.40)	214,529.633	12.55	2,692,347
Qualified XII (0.45)	1,975.463	12.07	23,844
Qualified XII (0.50)	1,325,428.185	12.55	16,634,124
Qualified XII (0.55)	329,299.730	12.43	4,093,196
Qualified XII (0.60)	403,741.296	11.98	4,836,821
Qualified XII (0.65)	1,476,235.697	11.95	17,641,017
Qualified XII (0.70)	515,306.717	11.92	6,142,456
Qualified XII (0.75)	1,132,253.751	12.27	13,892,754
Qualified XII (0.80)	1,762,157.785	12.36	21,780,270
Qualified XII (0.85)	1,381,472.016	12.34	17,047,365
Qualified XII (0.90)	154,654.808	12.29	1,900,708
Qualified XII (0.95)	1,783,716.160	11.78	21,012,176
Qualified XII (1.00)	4,708,925.397	12.25	57,684,336
Qualified XII (1.05)	264,765.526	11.72	3,103,052
Qualified XII (1.10)	433,687.394	12.18	5,282,312
Qualified XII (1.15)	348,808.556	12.14	4,234,536
Qualified XII (1.20)	140,809.631	12.09	1,702,388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XII (1.25)	363,925.551	$ 12.08	$ 4,396,221
Qualified XII (1.30)	10,090.973	12.04	121,495
Qualified XII (1.35)	12,915.423	11.55	149,173
Qualified XII (1.40)	63,114.453	11.52	727,078
Qualified XII (1.45)	17,633.194	11.49	202,605
Qualified XII (1.50)	23,131.849	11.47	265,322
Qualified XIII	507.193	11.78	5,975
Qualified XV	87,308.231	11.78	1,028,491
Qualified XVI	346,066.988	11.47	3,969,388
Qualified XVII	36,404.806	11.61	422,660
Qualified XVIII	51,087.897	11.61	593,130
Qualified XXII	1,816.503	12.07	21,925
Qualified XXVI	28,258.384	11.81	333,732
Qualified XXVII	7,607,082.140	11.73	89,231,074
Qualified XXVIII	2,735,615.158	11.74	32,116,122
Qualified XXXII	36,078.173	11.61	418,868
Qualified XXXIII (0.65)	50,514.972	11.95	603,654
Qualified XXXIV	37,239.982	7.96	296,430
Qualified XXXVI	71,028.315	12.01	853,050
Qualified XXXVIII	328,746.397	8.04	2,643,121
Qualified XLIII	27,739.028	7.95	220,525
Qualified LIV	139,273.196	12.27	1,708,882
Qualified LVI	427,438.744	12.48	5,334,436
	46,362,485.983		$ 549,792,602
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.714	$ 13.58	$ 10
Qualified XII (1.00)	35,099.365	13.84	485,775
	35,100.079		$ 485,785
ING Oppenheimer Strategic Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	20,135.058	$ 11.87	$ 239,003

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	489,153.626	$11.28 to $11.83	$ 5,780,345
Contracts in accumulation period:
ING Custom Choice 65	5,963.746	12.15	72,460
Qualified V	2,340.363	11.44	26,774
Qualified VI	2,830,785.330	11.53	32,638,955
Qualified VIII	2,132.701	11.53	24,590
Qualified X (1.15)	153,233.097	11.59	1,775,972
Qualified X (1.25)	214,717.990	11.53	2,475,698
Qualified XII (0.00)	12,133.898	12.26	148,762
Qualified XII (0.05)	155,271.388	12.40	1,925,365
Qualified XII (0.20)	26,666.708	12.14	323,734
Qualified XII (0.25)	4,909.841	12.11	59,458

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class (continued)
Qualified XII (0.30)	245,721.929	$ 12.08	$ 2,968,321
Qualified XII (0.35)	3,456.695	12.18	42,103
Qualified XII (0.40)	121,301.487	12.02	1,458,044
Qualified XII (0.45)	10.657	11.99	128
Qualified XII (0.50)	579,986.849	12.10	7,017,841
Qualified XII (0.55)	75,933.794	12.06	915,762
Qualified XII (0.60)	77,956.369	12.02	937,036
Qualified XII (0.65)	419,707.869	11.88	4,986,129
Qualified XII (0.70)	145,462.170	11.85	1,723,727
Qualified XII (0.75)	339,095.102	11.92	4,042,014
Qualified XII (0.80)	433,939.233	11.92	5,172,556
Qualified XII (0.85)	452,813.865	11.89	5,383,957
Qualified XII (0.90)	67,603.559	11.86	801,778
Qualified XII (0.95)	532,417.738	11.70	6,229,288
Qualified XII (1.00)	1,438,469.021	11.80	16,973,934
Qualified XII (1.05)	84,120.336	11.65	980,002
Qualified XII (1.10)	116,248.158	11.62	1,350,804
Qualified XII (1.15)	47,964.574	11.70	561,186
Qualified XII (1.20)	64,382.817	11.56	744,265
Qualified XII (1.25)	166,621.030	11.64	1,939,469
Qualified XII (1.30)	9,467.109	11.61	109,913
Qualified XII (1.35)	1,431.876	11.63	16,653
Qualified XII (1.40)	36,007.060	11.45	412,281
Qualified XII (1.45)	9,210.078	11.42	105,179
Qualified XII (1.50)	1,304.454	11.39	14,858
Qualified XIII	4,120.878	11.70	48,214
Qualified XV	14,259.978	11.70	166,842
Qualified XVI	86,140.140	11.39	981,136
Qualified XVII	16,990.790	11.53	195,904
Qualified XVIII	9,735.023	11.53	112,245
Qualified XXI	27,838.137	11.79	328,212
Qualified XXVI	4,927.888	11.73	57,804
Qualified XXVII	1,046,131.425	11.81	12,354,812
Qualified XXVIII	410,735.464	11.82	4,854,893
Qualified XXXII	4,194.931	11.53	48,368
Qualified XXXIII (0.65)	49,818.088	11.88	591,839
Qualified XXXIV	25,468.968	10.27	261,566
Qualified XXXVI	10,192.909	11.93	121,601
Qualified XXXVIII	46,923.126	10.37	486,593
Qualified XLIII	1,785.888	10.26	18,323
Qualified LIV	75,277.165	12.02	904,832
Qualified LVI	103,329.058	12.22	1,262,681
	11,305,812.373		$ 132,935,206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	1,059.986	$ 11.36	$ 12,041
Contracts in accumulation period:
ING MAP PLUS NP8	18,470.977	10.56	195,054
ING MAP PLUS NP9	3,016.175	10.55	31,821
ING MAP PLUS NP11	10,868.769	10.52	114,339
ING MAP PLUS NP12	4,262.549	10.50	44,757
ING MAP PLUS NP13	7,293.900	10.49	76,513
ING MAP PLUS NP16	1,604.032	10.45	16,762
ING MAP PLUS NP18	2,247.768	10.42	23,422
ING MAP PLUS NP23	2,501.156	10.35	25,887
ING MAP PLUS NP27	1,424.651	10.30	14,674
ING MAP PLUS NP28	3,037.301	10.28	31,223
ING MAP PLUS NP30	2,148.180	10.25	22,019
	57,935.444		$ 608,512
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	95,664.481	$ 12.70	$ 1,214,939

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	664,972.058	$12.10 to $13.02	$ 8,648,365
Contracts in accumulation period:
ING Custom Choice 62	3,412.253	12.79	43,643
ING Custom Choice 65	8,191.237	12.78	104,684
ING MAP PLUS NP1	151,147.496	13.51	2,042,003
ING MAP PLUS NP4	29,239.881	13.39	391,522
ING MAP PLUS NP6	50,540.530	13.31	672,694
ING MAP PLUS NP8	35,498.048	13.23	469,639
ING MAP PLUS NP9	46,977.881	13.19	619,638
ING MAP PLUS NP10	27,386.243	13.15	360,129
ING MAP PLUS NP11	55,898.879	13.11	732,834
ING MAP PLUS NP12	2,106.961	13.07	27,538
ING MAP PLUS NP13	23,767.567	13.04	309,929
ING MAP PLUS NP14	20,435.528	13.00	265,662
ING MAP PLUS NP15	58,741.481	12.96	761,290
ING MAP PLUS NP17	12,959.002	12.88	166,912
ING MAP PLUS NP18	39,093.712	12.85	502,354
ING MAP PLUS NP19	15,915.360	12.81	203,876
ING MAP PLUS NP20	20,503.810	12.77	261,834
ING MAP PLUS NP21	25,393.364	12.73	323,258
ING MAP PLUS NP22	9,983.123	12.69	126,686
ING MAP PLUS NP23	14,757.809	12.66	186,834
ING MAP PLUS NP24	1,307.282	12.62	16,498
ING MAP PLUS NP25	418.918	12.58	5,270
ING MAP PLUS NP26	7,898.665	12.55	99,128
ING MAP PLUS NP27	662.812	12.51	8,292
ING MAP PLUS NP28	36,992.701	12.47	461,299
ING MAP PLUS NP29	4,781.591	12.43	59,435
ING MAP PLUS NP30	2,883.179	12.40	35,751

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
ING MAP PLUS NP35	3,202.752	$ 12.22	$ 39,138
ING MAP PLUS NP36	1,024.447	12.18	12,478
Qualified VI	2,520,926.310	13.92	35,091,294
Qualified VIII	689.342	13.91	9,589
Qualified X (1.15)	71,650.491	14.02	1,004,540
Qualified X (1.25)	213,158.170	13.92	2,967,162
Qualified XII (0.00)	33,405.550	15.32	511,773
Qualified XII (0.25)	2,582.933	15.03	38,821
Qualified XII (0.30)	164,363.384	14.97	2,460,520
Qualified XII (0.35)	1,328.470	14.91	19,807
Qualified XII (0.40)	392,370.397	14.85	5,826,700
Qualified XII (0.50)	112,064.153	14.74	1,651,826
Qualified XII (0.55)	166,168.435	14.68	2,439,353
Qualified XII (0.60)	96,815.216	14.63	1,416,407
Qualified XII (0.65)	266,776.301	14.57	3,886,931
Qualified XII (0.70)	100,325.384	14.52	1,456,725
Qualified XII (0.75)	397,514.078	14.46	5,748,054
Qualified XII (0.80)	165,024.310	14.41	2,378,000
Qualified XII (0.85)	397,029.533	14.35	5,697,374
Qualified XII (0.90)	42,174.706	14.29	602,677
Qualified XII (0.95)	560,536.683	14.24	7,982,042
Qualified XII (1.00)	1,618,247.655	14.19	22,962,934
Qualified XII (1.05)	59,174.714	14.13	836,139
Qualified XII (1.10)	85,705.757	14.08	1,206,737
Qualified XII (1.15)	55,340.996	14.02	775,881
Qualified XII (1.20)	25,607.419	13.97	357,736
Qualified XII (1.25)	192,985.875	13.92	2,686,363
Qualified XII (1.30)	1,628.067	13.86	22,565
Qualified XII (1.35)	8,359.741	13.81	115,448
Qualified XII (1.40)	23,490.991	13.76	323,236
Qualified XII (1.45)	14,065.291	13.70	192,694
Qualified XII (1.50)	6,207.527	13.65	84,733
Qualified XIII	1,876.471	14.24	26,721
Qualified XV	15,193.919	14.24	216,361
Qualified XVI	86,083.739	13.65	1,175,043
Qualified XVII	1,971.936	13.92	27,449
Qualified XVIII	3,548.051	14.19	50,347
Qualified XXI	18,965.598	14.41	273,294
Qualified XXVI	4,179.050	14.29	59,719
Qualified XXVII	1,831,519.487	13.00	23,809,753
Qualified XXVIII	1,205,593.950	14.20	17,119,434
Qualified XXXII	1,201.460	12.66	15,210
Qualified XXXIII (0.65)	32,023.433	14.81	474,267
Qualified XXXIV	4,953.541	11.38	56,371
Qualified XXXVIII	61,745.215	11.48	708,835
Qualified XLIII	1,158.840	11.37	13,176
Qualified LIV	129,222.681	12.64	1,633,375
Qualified LVI	62,976.673	12.85	809,250
	12,634,026.493		$ 175,181,279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	83,898.549	$12.42 to $12.89	$ 1,079,959
Contracts in accumulation period:
ING Custom Choice 62	285.750	12.75	3,643
ING Custom Choice 65	1,025.302	13.18	13,513
Qualified V	2,143.378	12.68	27,178
Qualified VI	279,129.845	12.75	3,558,906
Qualified X (1.15)	3,846.356	12.80	49,233
Qualified X (1.25)	34,905.278	12.75	445,042
Qualified XII (0.00)	12,890.976	13.35	172,095
Qualified XII (0.25)	788.201	13.23	10,428
Qualified XII (0.30)	5,092.680	13.21	67,274
Qualified XII (0.35)	903.815	13.18	11,912
Qualified XII (0.40)	18,606.733	13.16	244,865
Qualified XII (0.50)	198,272.332	13.11	2,599,350
Qualified XII (0.55)	7,794.242	13.09	102,027
Qualified XII (0.60)	1,437.499	13.06	18,774
Qualified XII (0.65)	21,993.828	13.04	286,800
Qualified XII (0.70)	9,065.818	13.01	117,946
Qualified XII (0.75)	19,797.661	12.99	257,172
Qualified XII (0.80)	6,532.839	12.97	84,731
Qualified XII (0.85)	37,648.760	12.94	487,175
Qualified XII (0.90)	823.786	12.92	10,643
Qualified XII (0.95)	68,839.067	12.89	887,336
Qualified XII (1.00)	137,394.685	12.87	1,768,270
Qualified XII (1.05)	2,847.035	12.85	36,584
Qualified XII (1.10)	9,253.622	12.82	118,631
Qualified XII (1.15)	2,331.482	12.80	29,843
Qualified XII (1.20)	3,515.208	12.78	44,924
Qualified XII (1.25)	15,216.769	12.75	194,014
Qualified XII (1.30)	32.359	12.73	412
Qualified XII (1.35)	536.207	12.71	6,815
Qualified XII (1.40)	9,301.054	12.68	117,937
Qualified XII (1.45)	114.567	12.66	1,450
Qualified XV	1,846.413	12.89	23,800
Qualified XVI	4,065.911	12.64	51,393
Qualified XVII	190.668	12.75	2,431
Qualified XVIII	17,000.259	12.87	218,793
Qualified XXVI	916.708	12.92	11,844
Qualified XXXII	833.733	12.75	10,630
Qualified XXXIV	700.062	11.52	8,065
Qualified XXXVIII	6,906.786	11.62	80,257
Qualified XLIII	0.435	11.50	5
Qualified LIV	8,558.623	13.03	111,519
Qualified LVI	10,132.635	13.25	134,257
	1,047,417.916		$ 13,507,876

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	429.415	$ 13.06	$ 5,608
ING MAP PLUS NP11	57.674	12.99	749
ING MAP PLUS NP15	963.957	12.89	12,425
ING MAP PLUS NP16	85.615	12.87	1,102
ING MAP PLUS NP17	1,677.508	12.85	21,556
ING MAP PLUS NP22	1,064.196	12.73	13,547
ING MAP PLUS NP26	1,355.368	12.64	17,132
ING MAP PLUS NP28	1,779.876	12.59	22,409
ING MAP PLUS NP29	6,844.863	12.57	86,040
	14,258.472		$ 180,568
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	158,073.362	$ 11.03	$ 1,743,549
ING MAP PLUS NP3	3,896.473	10.98	42,783
ING MAP PLUS NP4	544.231	10.96	5,965
ING MAP PLUS NP5	51,884.906	10.93	567,102
ING MAP PLUS NP6	12,831.504	10.91	139,992
ING MAP PLUS NP8	122,509.571	10.86	1,330,454
ING MAP PLUS NP9	10,643.098	10.83	115,265
ING MAP PLUS NP10	241,682.733	10.80	2,610,174
ING MAP PLUS NP11	81,557.190	10.78	879,187
ING MAP PLUS NP12	70,944.973	10.75	762,658
ING MAP PLUS NP13	30,161.882	10.73	323,637
ING MAP PLUS NP14	13,169.821	10.70	140,917
ING MAP PLUS NP15	119,984.689	10.68	1,281,436
ING MAP PLUS NP16	8,169.435	10.65	87,004
ING MAP PLUS NP17	63,904.419	10.63	679,304
ING MAP PLUS NP18	5,157.281	10.60	54,667
ING MAP PLUS NP19	6,179.511	10.58	65,379
ING MAP PLUS NP20	54,802.364	10.55	578,165
ING MAP PLUS NP21	88,683.438	10.53	933,837
ING MAP PLUS NP22	43,526.768	10.51	457,466
ING MAP PLUS NP23	10,648.273	10.48	111,594
ING MAP PLUS NP24	43,440.501	10.46	454,388
ING MAP PLUS NP25	4,166.540	10.43	43,457
ING MAP PLUS NP26	6,006.227	10.41	62,525
ING MAP PLUS NP28	40,875.748	10.36	423,473
ING MAP PLUS NP29	11,741.118	10.33	121,286
ING MAP PLUS NP30	11,261.164	10.31	116,103
ING MAP PLUS NP31	83.376	10.29	858
ING MAP PLUS NP32	186.744	10.26	1,916
Qualified XXXV	29,841.546	10.37	309,457
	1,346,558.886		$ 14,443,998

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	7,272.204	$ 10.53	$ 76,576
ING Custom Choice 65	212.237	11.00	2,335
ING Educator's Direct	15,153.631	10.64	161,235
Qualified V	2,040.812	10.45	21,326
Qualified VI	928,963.232	10.53	9,781,983
Qualified X (1.15)	41,355.914	10.58	437,546
Qualified X (1.25)	146,999.639	10.53	1,547,906
Qualified XII (0.00)	4,088.749	11.17	45,671
Qualified XII (0.05)	5,115.068	11.15	57,033
Qualified XII (0.05)	239,904.295	11.15	2,674,933
Qualified XII (0.25)	4.627	11.04	51
Qualified XII (0.30)	67,378.563	11.01	741,838
Qualified XII (0.35)	177,786.495	10.98	1,952,096
Qualified XII (0.40)	81,020.803	10.96	887,988
Qualified XII (0.50)	330,622.163	10.91	3,607,088
Qualified XII (0.55)	168,772.339	10.88	1,836,243
Qualified XII (0.60)	49,677.048	10.86	539,493
Qualified XII (0.65)	89,969.629	10.83	974,371
Qualified XII (0.70)	48,448.872	10.81	523,732
Qualified XII (0.75)	247,572.006	10.78	2,668,826
Qualified XII (0.80)	70,336.925	10.76	756,825
Qualified XII (0.85)	167,270.596	10.73	1,794,813
Qualified XII (0.90)	36,671.634	10.71	392,753
Qualified XII (0.95)	291,958.833	10.68	3,118,120
Qualified XII (1.00)	243,064.043	10.66	2,591,063
Qualified XII (1.05)	74,873.548	10.63	795,906
Qualified XII (1.10)	41,741.254	10.61	442,875
Qualified XII (1.15)	80,897.833	10.58	855,899
Qualified XII (1.20)	21,220.311	10.56	224,086
Qualified XII (1.25)	116,541.388	10.53	1,227,181
Qualified XII (1.30)	4,000.473	10.51	42,045
Qualified XII (1.35)	6,516.223	10.48	68,290
Qualified XII (1.40)	13,366.098	10.46	139,809
Qualified XII (1.45)	828.652	10.43	8,643
Qualified XIII	42.766	10.68	457
Qualified XV	10,015.618	10.68	106,967
Qualified XVI	61,392.345	10.41	639,094
Qualified XVII	363.975	10.53	3,833
Qualified XVIII	6,121.017	10.53	64,454
Qualified XXI	8,441.770	10.76	90,833
Qualified XXVIII	52,089.768	8.74	455,265
Qualified XXXII	5,760.149	10.53	60,654
Qualified XXXIV	74,783.759	8.71	651,367
Qualified XXXVI	404.821	10.88	4,404
Qualified XXXVIII	1,633.215	8.80	14,372
Qualified XLIII	239.266	8.71	2,084
Qualified LIV	23,640.030	10.88	257,204
Qualified LVI	91,455.778	11.06	1,011,501
	4,158,030.414		$ 44,359,067

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	262,025.878	$ 10.64	$ 2,787,955
ING MAP PLUS NP3	428.293	10.59	4,536
ING MAP PLUS NP4	5,959.523	10.57	62,992
ING MAP PLUS NP5	20,716.661	10.54	218,354
ING MAP PLUS NP6	5,051.222	10.52	53,139
ING MAP PLUS NP8	128,810.653	10.47	1,348,648
ING MAP PLUS NP9	28,071.575	10.44	293,067
ING MAP PLUS NP10	142,643.805	10.42	1,486,348
ING MAP PLUS NP11	196,687.840	10.40	2,045,554
ING MAP PLUS NP12	122,240.617	10.37	1,267,635
ING MAP PLUS NP13	36,490.424	10.35	377,676
ING MAP PLUS NP14	37,273.005	10.32	384,657
ING MAP PLUS NP15	188,034.220	10.30	1,936,752
ING MAP PLUS NP16	15,537.211	10.28	159,723
ING MAP PLUS NP17	44,007.244	10.25	451,074
ING MAP PLUS NP18	9,078.126	10.23	92,869
ING MAP PLUS NP19	18,585.218	10.20	189,569
ING MAP PLUS NP20	55,289.288	10.18	562,845
ING MAP PLUS NP21	167,758.864	10.16	1,704,430
ING MAP PLUS NP22	18,938.406	10.13	191,846
ING MAP PLUS NP23	33,769.683	10.11	341,411
ING MAP PLUS NP24	57,200.921	10.08	576,585
ING MAP PLUS NP25	19,997.804	10.06	201,178
ING MAP PLUS NP26	8,687.819	10.04	87,226
ING MAP PLUS NP28	49,103.335	9.99	490,542
ING MAP PLUS NP29	16,848.549	9.97	167,980
ING MAP PLUS NP30	21,650.436	9.94	215,205
ING MAP PLUS NP32	9,989.203	9.90	98,893
Qualified XXXV	32,564.815	9.82	319,786
	1,753,440.638		$ 18,118,475
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	2,092.276	$ 10.56	$ 22,094
Qualified V	1,458.207	10.09	14,713
Qualified VI	1,538,140.817	10.17	15,642,892
Qualified X (1.15)	73,998.164	10.22	756,261
Qualified X (1.25)	104,635.874	10.17	1,064,147
Qualified XII (0.00)	22,242.475	10.78	239,774
Qualified XII (0.05)	11,112.496	10.78	119,793
Qualified XII (0.05)	520,086.843	10.78	5,606,536
Qualified XII (0.25)	4,187.309	10.65	44,595
Qualified XII (0.30)	159,045.001	10.63	1,690,648
Qualified XII (0.35)	208,947.070	10.60	2,214,839
Qualified XII (0.40)	123,122.055	10.58	1,302,631
Qualified XII (0.50)	305,840.267	10.53	3,220,498
Qualified XII (0.55)	227,404.593	10.51	2,390,022
Qualified XII (0.60)	167,233.892	10.48	1,752,611

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class (continued)
Qualified XII (0.65)	151,114.522	$ 10.46	$ 1,580,658
Qualified XII (0.70)	103,006.713	10.43	1,074,360
Qualified XII (0.75)	334,408.005	10.41	3,481,187
Qualified XII (0.80)	50,474.564	10.38	523,926
Qualified XII (0.85)	378,623.796	10.36	3,922,543
Qualified XII (0.90)	55,673.105	10.34	575,660
Qualified XII (0.95)	423,805.937	10.31	4,369,439
Qualified XII (1.00)	420,889.835	10.29	4,330,956
Qualified XII (1.05)	39,984.322	10.26	410,239
Qualified XII (1.10)	100,654.972	10.24	1,030,707
Qualified XII (1.15)	100,241.190	10.22	1,024,465
Qualified XII (1.20)	40,896.503	10.19	416,735
Qualified XII (1.25)	82,788.786	10.17	841,962
Qualified XII (1.30)	958.876	10.14	9,723
Qualified XII (1.35)	22,875.908	10.12	231,504
Qualified XII (1.40)	34,899.102	10.10	352,481
Qualified XII (1.45)	7,565.626	10.07	76,186
Qualified XII (1.50)	1,297.052	10.05	13,035
Qualified XV	2,691.317	10.31	27,747
Qualified XVI	53,745.741	10.05	540,145
Qualified XVIII	289.237	10.17	2,942
Qualified XXI	23,661.741	10.38	245,609
Qualified XXVI	1,852.910	10.34	19,159
Qualified XXVIII	53,293.638	8.06	429,547
Qualified XXXII	2,054.815	10.17	20,897
Qualified XXXIV	172,290.764	8.04	1,385,218
Qualified XXXVI	677.522	10.51	7,121
Qualified XXXVIII	35,287.309	8.12	286,533
Qualified XLIII	167.641	8.03	1,346
Qualified LIV	25,924.091	10.51	272,462
Qualified LVI	86,099.831	10.68	919,546
	6,277,742.710		$ 64,506,092
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	150,884.545	$ 10.71	$ 1,615,973
ING MAP PLUS NP4	1,257.190	10.63	13,364
ING MAP PLUS NP5	7,444.429	10.61	78,985
ING MAP PLUS NP6	8,899.254	10.58	94,154
ING MAP PLUS NP8	229,827.971	10.53	2,420,089
ING MAP PLUS NP9	47,433.522	10.51	498,526
ING MAP PLUS NP10	82,459.993	10.48	864,181
ING MAP PLUS NP11	159,667.905	10.46	1,670,126
ING MAP PLUS NP12	105,691.039	10.43	1,102,358
ING MAP PLUS NP13	43,318.357	10.41	450,944
ING MAP PLUS NP14	67,503.508	10.39	701,361
ING MAP PLUS NP15	124,199.824	10.36	1,286,710
ING MAP PLUS NP16	2,429.359	10.34	25,120
ING MAP PLUS NP17	62,793.396	10.31	647,400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Adviser Class
(continued)
ING MAP PLUS NP18	8,217.741	$ 10.29	$ 84,561
ING MAP PLUS NP19	23,111.433	10.27	237,354
ING MAP PLUS NP20	35,771.836	10.24	366,304
ING MAP PLUS NP21	130,278.121	10.22	1,331,442
ING MAP PLUS NP22	54,625.843	10.19	556,637
ING MAP PLUS NP23	31,305.250	10.17	318,374
ING MAP PLUS NP24	26,215.307	10.15	266,085
ING MAP PLUS NP25	14,818.533	10.12	149,964
ING MAP PLUS NP26	14,337.577	10.10	144,810
ING MAP PLUS NP28	44,491.299	10.05	447,138
ING MAP PLUS NP29	21,435.343	10.03	214,996
ING MAP PLUS NP30	16,196.088	10.00	161,961
ING MAP PLUS NP32	2,167.846	9.96	21,592
Qualified XXXV	29,856.035	9.77	291,693
	1,546,638.544		$ 16,062,202
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,694.077	$ 10.68	$ 18,093
ING Educator's Direct	3,899.112	10.60	41,331
Qualified VI	1,094,384.887	10.23	11,195,557
Qualified X (1.15)	16,122.758	10.28	165,742
Qualified X (1.25)	90,548.370	10.23	926,310
Qualified XII (0.00)	18,214.071	10.84	197,441
Qualified XII (0.05)	384,241.446	10.84	4,165,177
Qualified XII (0.05)	31,625.630	10.84	342,822
Qualified XII (0.25)	1,379.088	10.72	14,784
Qualified XII (0.30)	187,608.877	10.69	2,005,539
Qualified XII (0.35)	150,257.780	10.67	1,603,251
Qualified XII (0.40)	87,227.769	10.64	928,103
Qualified XII (0.50)	351,860.990	10.59	3,726,208
Qualified XII (0.55)	145,854.815	10.57	1,541,685
Qualified XII (0.60)	127,988.927	10.54	1,349,003
Qualified XII (0.65)	140,233.994	10.52	1,475,262
Qualified XII (0.70)	63,674.359	10.49	667,944
Qualified XII (0.75)	191,833.621	10.47	2,008,498
Qualified XII (0.80)	32,178.350	10.45	336,264
Qualified XII (0.85)	395,958.584	10.42	4,125,888
Qualified XII (0.90)	77,040.042	10.40	801,216
Qualified XII (0.95)	259,975.399	10.37	2,695,945
Qualified XII (1.00)	407,306.821	10.35	4,215,626
Qualified XII (1.05)	34,200.753	10.32	352,952
Qualified XII (1.10)	85,420.119	10.30	879,827
Qualified XII (1.15)	81,375.933	10.28	836,545
Qualified XII (1.20)	23,877.285	10.25	244,742
Qualified XII (1.25)	92,868.873	10.23	950,049
Qualified XII (1.30)	2,119.711	10.20	21,621
Qualified XII (1.35)	7,735.779	10.18	78,750
Qualified XII (1.40)	20,554.785	10.16	208,837

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class (continued)
Qualified XII (1.45)	817.295	$ 10.13	$ 8,279
Qualified XII (1.50)	685.135	10.11	6,927
Qualified XIII	1,787.817	10.37	18,540
Qualified XV	2,952.218	10.37	30,615
Qualified XVI	63,080.119	10.11	637,740
Qualified XXI	52,485.063	10.45	548,469
Qualified XXVI	667.627	10.40	6,943
Qualified XXVIII	9,342.595	7.85	73,339
Qualified XXXII	2,484.698	10.23	25,418
Qualified XXXIV	184,057.408	7.79	1,433,807
Qualified XXXVI	5,022.187	10.57	53,085
Qualified XXXVIII	23,235.319	7.87	182,862
Qualified XLIII	1,785.851	7.78	13,894
Qualified LIV	27,639.989	10.57	292,155
Qualified LVI	79,931.999	10.74	858,470
	5,065,238.325		$ 52,311,555
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	233,555.667	$ 10.68	$ 2,494,375
ING MAP PLUS NP3	363.272	10.63	3,862
ING MAP PLUS NP4	9,620.181	10.61	102,070
ING MAP PLUS NP5	18,128.222	10.58	191,797
ING MAP PLUS NP6	792.781	10.56	8,372
ING MAP PLUS NP8	208,674.355	10.51	2,193,167
ING MAP PLUS NP9	75,074.933	10.48	786,785
ING MAP PLUS NP10	21,464.103	10.46	224,515
ING MAP PLUS NP11	60,530.591	10.43	631,334
ING MAP PLUS NP12	26,507.884	10.41	275,947
ING MAP PLUS NP13	8,181.745	10.39	85,008
ING MAP PLUS NP14	34,368.625	10.36	356,059
ING MAP PLUS NP15	83,761.305	10.34	866,092
ING MAP PLUS NP16	1,825.817	10.31	18,824
ING MAP PLUS NP17	24,501.953	10.29	252,125
ING MAP PLUS NP18	1,355.383	10.26	13,906
ING MAP PLUS NP19	17,142.911	10.24	175,543
ING MAP PLUS NP20	9,546.795	10.22	97,568
ING MAP PLUS NP21	89,047.297	10.19	907,392
ING MAP PLUS NP22	29,934.095	10.17	304,430
ING MAP PLUS NP23	15,913.212	10.15	161,519
ING MAP PLUS NP24	15,665.328	10.12	158,533
ING MAP PLUS NP25	8,170.557	10.10	82,523
ING MAP PLUS NP26	21,156.942	10.07	213,050
ING MAP PLUS NP28	23,540.775	10.03	236,114
ING MAP PLUS NP29	13,704.817	10.00	137,048
ING MAP PLUS NP30	7,775.526	9.98	77,600
ING MAP PLUS NP32	5,223.695	9.93	51,871
Qualified XXXV	5,984.831	9.58	57,335
	1,071,513.598		$ 11,164,764

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,015.793	$ 10.65	$ 10,818
ING Educator's Direct	540.387	10.52	5,685
Qualified VI	851,090.980	10.19	8,672,617
Qualified X (1.15)	5,330.771	10.24	54,587
Qualified X (1.25)	43,817.978	10.19	446,505
Qualified XII (0.00)	8,009.838	10.81	86,586
Qualified XII (0.05)	6,808.083	10.81	73,595
Qualified XII (0.05)	242,653.995	10.81	2,623,090
Qualified XII (0.30)	188,720.886	10.66	2,011,765
Qualified XII (0.35)	23,400.037	10.63	248,742
Qualified XII (0.40)	51,178.090	10.61	543,000
Qualified XII (0.50)	231,366.393	10.56	2,443,229
Qualified XII (0.55)	78,794.889	10.53	829,710
Qualified XII (0.60)	71,189.402	10.51	748,201
Qualified XII (0.65)	112,068.543	10.48	1,174,478
Qualified XII (0.70)	82,415.365	10.46	862,065
Qualified XII (0.75)	64,778.297	10.44	676,285
Qualified XII (0.80)	25,564.063	10.41	266,122
Qualified XII (0.85)	325,381.614	10.39	3,380,715
Qualified XII (0.90)	25,893.208	10.36	268,254
Qualified XII (0.95)	223,053.876	10.34	2,306,377
Qualified XII (1.00)	280,819.375	10.31	2,895,248
Qualified XII (1.05)	11,903.848	10.29	122,491
Qualified XII (1.10)	86,834.638	10.27	891,792
Qualified XII (1.15)	36,848.140	10.24	377,325
Qualified XII (1.20)	35,894.039	10.22	366,837
Qualified XII (1.25)	71,842.079	10.19	732,071
Qualified XII (1.35)	7,127.194	10.15	72,341
Qualified XII (1.40)	30,750.368	10.12	311,194
Qualified XII (1.45)	388.067	10.10	3,919
Qualified XIII	173.561	10.34	1,795
Qualified XV	2,577.048	10.34	26,647
Qualified XVI	34,042.242	10.08	343,146
Qualified XXI	20,046.662	10.41	208,686
Qualified XXVI	7,792.610	10.36	80,731
Qualified XXVIII	14,708.823	7.58	111,493
Qualified XXXII	516.212	10.19	5,260
Qualified XXXIV	118,925.979	7.51	893,134
Qualified XXXVI	13,923.775	10.53	146,617
Qualified XXXVIII	4,876.580	7.58	36,964
Qualified XLIII	3,224.069	7.51	24,213
Qualified LIV	15,745.979	10.53	165,805
Qualified LVI	48,960.976	10.71	524,372
	3,510,994.752		$ 36,074,507

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	54,766.107	$ 9.07	$ 496,729
Qualified XII (0.40)	592.017	9.20	5,447
Qualified XII (0.50)	6,410.067	9.19	58,909
Qualified XII (0.65)	184.291	9.16	1,688
Qualified XII (0.70)	6,850.664	9.16	62,752
Qualified XII (0.75)	4,544.490	9.15	41,582
Qualified XII (0.80)	12,785.503	9.14	116,859
Qualified XII (0.85)	4,558.170	9.13	41,616
Qualified XII (0.95)	612.883	9.12	5,589
Qualified XII (1.00)	16,404.086	9.11	149,441
Qualified XII (1.05)	191.732	9.10	1,745
Qualified XII (1.10)	2,514.922	9.10	22,886
Qualified XII (1.15)	125.923	9.09	1,145
Qualified XII (1.20)	8.140	9.08	74
Qualified XII (1.25)	1,563.332	9.07	14,179
Qualified XII (1.40)	974.008	9.05	8,815
Qualified XII (1.50)	2.793	9.04	25
Qualified XV	384.480	9.12	3,506
Qualified XVI	504.741	9.04	4,563
Qualified LIV	99.729	9.14	912
Qualified LVI	53,194.021	9.22	490,449
	167,272.099		$ 1,528,911
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	37,360.880	$ 8.49	$ 317,194
Qualified XII (0.50)	87.845	8.59	755
Qualified XII (0.60)	2,436.406	8.58	20,904
Qualified XII (0.70)	6,279.235	8.57	53,813
Qualified XII (0.75)	7,710.824	8.56	66,005
Qualified XII (0.80)	1,444.561	8.55	12,351
Qualified XII (0.85)	942.166	8.54	8,046
Qualified XII (0.90)	777.623	8.54	6,641
Qualified XII (0.95)	5,444.234	8.53	46,439
Qualified XII (1.00)	2,057.677	8.52	17,531
Qualified XII (1.10)	9.002	8.51	77
Qualified XII (1.25)	3,939.496	8.49	33,446
Qualified XII (1.45)	1.748	8.46	15
Qualified XII (1.50)	163.218	8.45	1,379
Qualified XV	480.662	8.53	4,100
Qualified XVI	331.570	8.45	2,802
Qualified XXXIV	55.922	8.58	480
Qualified XLIII	8.538	8.57	73
Qualified LIV	494.888	8.55	4,231
Qualified LVI	16,340.176	8.63	141,016
	86,366.671		$ 737,298

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	13,464.276	$ 11.32	$ 152,416
ING MAP PLUS NP4	72.617	11.24	816
ING MAP PLUS NP5	595.009	11.22	6,676
ING MAP PLUS NP6	32,488.331	11.19	363,544
ING MAP PLUS NP8	170,775.284	11.14	1,902,437
ING MAP PLUS NP9	10,193.437	11.11	113,249
ING MAP PLUS NP10	271,603.705	11.09	3,012,085
ING MAP PLUS NP11	51,323.684	11.06	567,640
ING MAP PLUS NP12	16,510.184	11.04	182,272
ING MAP PLUS NP13	15,857.643	11.01	174,593
ING MAP PLUS NP14	8,022.232	10.98	88,084
ING MAP PLUS NP15	26,780.773	10.96	293,517
ING MAP PLUS NP16	636.554	10.93	6,958
ING MAP PLUS NP17	4,055.312	10.91	44,243
ING MAP PLUS NP18	5,842.404	10.88	63,565
ING MAP PLUS NP19	7,741.601	10.86	84,074
ING MAP PLUS NP20	6,358.440	10.83	68,862
ING MAP PLUS NP21	41,209.490	10.81	445,475
ING MAP PLUS NP22	6,736.778	10.78	72,622
ING MAP PLUS NP23	6,289.675	10.76	67,677
ING MAP PLUS NP24	4,548.769	10.73	48,808
ING MAP PLUS NP25	1,911.927	10.71	20,477
ING MAP PLUS NP26	1,570.810	10.68	16,776
ING MAP PLUS NP28	798.683	10.63	8,490
ING MAP PLUS NP29	1,216.712	10.61	12,909
Qualified XXXV	69,181.671	10.95	757,539
	775,786.001		$ 8,575,804
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	428.208	$ 10.81	$ 4,629
ING Educator's Direct	2,293.241	10.79	24,744
Qualified VI	192,703.855	10.81	2,083,129
Qualified X (1.15)	24,467.136	10.87	265,958
Qualified X (1.25)	72,886.002	10.81	787,898
Qualified XII (0.00)	1,577.564	11.47	18,095
Qualified XII (0.05)	5,378.281	11.45	61,581
Qualified XII (0.05)	54,898.023	11.45	628,582
Qualified XII (0.30)	88,527.613	11.31	1,001,247
Qualified XII (0.35)	6,530.975	11.28	73,669
Qualified XII (0.40)	4,425.902	11.25	49,791
Qualified XII (0.50)	39,728.313	11.20	444,957
Qualified XII (0.55)	29,370.418	11.17	328,068
Qualified XII (0.60)	16,993.362	11.15	189,476
Qualified XII (0.65)	14,482.280	11.12	161,043
Qualified XII (0.70)	5,121.467	11.10	56,848
Qualified XII (0.75)	17,152.884	11.07	189,882
Qualified XII (0.80)	3,327.043	11.04	36,731

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
(continued)
Qualified XII (0.85)	21,319.669	$ 11.02	$ 234,943
Qualified XII (0.90)	2,103.854	10.99	23,121
Qualified XII (0.95)	52,352.801	10.97	574,310
Qualified XII (1.00)	76,015.399	10.94	831,608
Qualified XII (1.05)	20,186.231	10.92	220,434
Qualified XII (1.10)	5,371.176	10.89	58,492
Qualified XII (1.15)	3,196.327	10.87	34,744
Qualified XII (1.20)	293.797	10.84	3,185
Qualified XII (1.25)	10,307.885	10.81	111,428
Qualified XII (1.30)	4.811	10.79	52
Qualified XII (1.40)	2,884.685	10.74	30,982
Qualified XVI	601.291	10.69	6,428
Qualified XXI	639.732	11.04	7,063
Qualified XXVIII	66.067	9.69	640
Qualified XXXII	1,178.048	10.81	12,735
Qualified XXXIV	20,297.887	9.63	195,469
Qualified LIV	465.446	11.17	5,199
Qualified LVI	54,632.582	11.36	620,626
	852,210.255		$ 9,377,787
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	30,082.844	$ 10.40	$ 312,862

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts:	86,939.064	$ 11.10	$ 965,024
Contracts in accumulation period:
ING Custom Choice 62	1,142.429	10.87	12,418
ING Custom Choice 65	112,757.786	11.86	1,337,307
ING MAP PLUS NP8	1,354.303	10.00	13,543
ING MAP PLUS NP12	2.683	9.92	27
ING MAP PLUS NP17	1,556.700	9.82	15,287
ING MAP PLUS NP18	1,119.710	9.80	10,973
ING MAP PLUS NP20	55.124	9.76	538
ING MAP PLUS NP25	69.518	9.66	672
ING MAP PLUS NP26	1,527.496	9.64	14,725
ING MAP PLUS NP28	4,375.277	9.61	42,046
Qualified V	1,268.538	10.78	13,675
Qualified VI	8,972,501.303	10.87	97,531,089
Qualified VIII	15,069.068	10.86	163,650
Qualified X (1.15)	493,207.944	10.92	5,385,831
Qualified X (1.25)	485,922.401	10.87	5,281,976
Qualified XII (0.00)	26,279.156	11.95	314,036
Qualified XII (0.05)	159,816.747	11.93	1,906,614
Qualified XII (0.10)	392.427	11.50	4,513
Qualified XII (0.20)	114,828.668	11.44	1,313,640
Qualified XII (0.25)	26,332.149	11.74	309,139
Qualified XII (0.30)	184,692.166	11.38	2,101,797
Qualified XII (0.35)	32,556.924	11.36	369,847

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class (continued)
Qualified XII (0.40)	115,093.971	$ 11.33	$ 1,304,015
Qualified XII (0.45)	946.317	11.30	10,693
Qualified XII (0.50)	645,672.668	11.64	7,515,630
Qualified XII (0.55)	215,175.090	11.25	2,420,720
Qualified XII (0.60)	143,812.966	11.22	1,613,581
Qualified XII (0.65)	954,280.218	11.19	10,678,396
Qualified XII (0.70)	244,910.581	11.42	2,796,879
Qualified XII (0.75)	304,508.519	11.38	3,465,307
Qualified XII (0.80)	817,391.305	11.47	9,375,478
Qualified XII (0.85)	906,218.736	11.45	10,376,205
Qualified XII (0.90)	73,973.962	11.41	844,043
Qualified XII (0.95)	915,364.102	11.03	10,096,466
Qualified XII (1.00)	2,362,841.086	11.36	26,841,875
Qualified XII (1.05)	134,669.279	10.97	1,477,322
Qualified XII (1.10)	251,334.351	11.30	2,840,078
Qualified XII (1.15)	176,871.377	11.26	1,991,572
Qualified XII (1.20)	63,514.012	11.22	712,627
Qualified XII (1.25)	151,793.930	11.20	1,700,092
Qualified XII (1.30)	8,265.343	11.17	92,324
Qualified XII (1.35)	12,832.712	10.81	138,722
Qualified XII (1.40)	50,939.359	11.38	579,690
Qualified XII (1.45)	4,546.376	10.76	48,919
Qualified XII (1.50)	13,852.182	10.73	148,634
Qualified XV	83,457.055	11.03	920,531
Qualified XVI	200,139.055	10.73	2,147,492
Qualified XVII	16,042.051	10.87	174,377
Qualified XVIII	28,020.374	10.87	304,581
Qualified XXII	95.224	11.30	1,076
Qualified XXVI	54,345.732	11.05	600,520
Qualified XXVII	4,255,986.391	11.07	47,113,769
Qualified XXVIII	608,046.270	11.08	6,737,153
Qualified XXXII	15,254.853	10.87	165,820
Qualified XXXIV	65,800.504	8.05	529,694
Qualified XXXVI	71,670.958	11.25	806,298
Qualified XXXVIII	185,935.979	8.13	1,511,660
Qualified XLIII	19,831.955	8.04	159,449
Qualified LIV	76,389.732	11.74	896,815
Qualified LVI	461,822.921	11.93	5,509,547
	25,435,415.077		$ 281,756,417

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	3,339.478	$ 11.55	$ 38,571
ING MAP PLUS NP8	1,351.534	11.31	15,286
ING MAP PLUS NP11	14,064.597	11.21	157,664
ING MAP PLUS NP12	101.030	11.18	1,130
ING MAP PLUS NP13	6,370.098	11.15	71,027
ING MAP PLUS NP20	141.288	10.92	1,543
ING MAP PLUS NP26	32.172	10.73	345
Qualified VI	6.638	8.02	53
Qualified XII (1.00)	10,097.962	8.19	82,702
	35,504.797		$ 368,321
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	104,844.596	$ 10.21	$ 1,070,463

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	99,789.503	$8.33 to $13.98	$ 1,244,944
Contracts in accumulation period:
ING Custom Choice 62	2,956.900	11.46	33,886
ING Custom Choice 65	7,184.050	11.57	83,119
Qualified V	1,637.476	20.91	34,240
Qualified VI	2,673,887.706	20.95	56,017,947
Qualified VIII	1,563.779	21.37	33,418
Qualified X (1.15)	156,449.510	23.82	3,726,627
Qualified X (1.25)	170,770.366	23.47	4,007,980
Qualified XII (0.00)	23,974.376	14.69	352,184
Qualified XII (0.05)	21,444.570	23.31	499,873
Qualified XII (0.10)	161.579	14.52	2,346
Qualified XII (0.20)	84,894.700	14.35	1,218,239
Qualified XII (0.25)	2,350.372	14.27	33,540
Qualified XII (0.30)	276,584.535	14.19	3,924,735
Qualified XII (0.35)	7,550.675	14.11	106,540
Qualified XII (0.40)	96,010.536	21.38	2,052,705
Qualified XII (0.45)	361.535	13.94	5,040
Qualified XII (0.50)	388,270.430	14.49	5,626,039
Qualified XII (0.55)	92,518.639	13.78	1,274,907
Qualified XII (0.60)	181,176.891	13.70	2,482,123
Qualified XII (0.65)	379,511.661	13.62	5,168,949
Qualified XII (0.70)	215,961.731	13.54	2,924,122
Qualified XII (0.75)	174,568.521	13.46	2,349,692
Qualified XII (0.80)	305,838.749	14.75	4,511,122
Qualified XII (0.85)	854,177.928	20.39	17,416,688
Qualified XII (0.90)	21,840.788	14.15	309,047
Qualified XII (0.95)	387,444.524	20.11	7,791,509
Qualified XII (1.00)	918,353.876	19.98	18,348,710
Qualified XII (1.05)	42,046.101	19.84	834,195
Qualified XII (1.10)	76,518.143	19.70	1,507,407
Qualified XII (1.15)	73,186.868	19.57	1,432,267

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified XII (1.20)	21,863.482	$ 19.44	$ 425,026
Qualified XII (1.25)	80,998.291	19.31	1,564,077
Qualified XII (1.30)	1,607.576	19.17	30,817
Qualified XII (1.35)	2,781.310	19.04	52,956
Qualified XII (1.40)	12,873.681	18.91	243,441
Qualified XII (1.45)	2,929.276	18.79	55,041
Qualified XII (1.50)	4,894.308	18.66	91,328
Qualified XIII	205.142	21.83	4,478
Qualified XV	6,143.419	21.79	133,865
Qualified XVI	89,105.087	20.30	1,808,833
Qualified XVII	10,110.671	20.95	211,819
Qualified XVIII	9,796.116	23.47	229,915
Qualified XXI	44,193.154	22.14	978,436
Qualified XXII	51.395	22.74	1,169
Qualified XXVI	10,777.951	21.64	233,235
Qualified XXVII	1,187,887.083	24.73	29,376,448
Qualified XXVIII	672,203.209	24.68	16,589,975
Qualified XXXII	7,773.965	11.57	89,945
Qualified XXXIII (0.65)	11,083.054	11.96	132,553
Qualified XXXIV	39,602.085	8.00	316,817
Qualified XXXVI	12,007.512	12.06	144,811
Qualified XXXVIII	78,944.833	8.08	637,874
Qualified XLIII	4,443.531	7.99	35,504
Qualified LIV	55,951.545	11.45	640,645
Qualified LVI	127,487.564	11.64	1,483,955
	10,234,702.258		$ 200,867,103
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	5,730.886	$ 11.62	$ 66,593
ING MAP PLUS NP5	4,310.693	11.48	49,487
ING MAP PLUS NP9	5,719.351	11.35	64,915
ING MAP PLUS NP10	17,281.967	11.32	195,632
ING MAP PLUS NP11	22,178.339	11.28	250,172
ING MAP PLUS NP13	648.227	11.22	7,273
ING MAP PLUS NP15	32,005.100	11.15	356,857
ING MAP PLUS NP17	7,974.130	11.08	88,353
ING MAP PLUS NP19	504.307	11.02	5,557
ING MAP PLUS NP21	1,552.783	10.95	17,003
ING MAP PLUS NP22	1,077.288	10.92	11,764
ING MAP PLUS NP24	381.959	10.86	4,148
ING MAP PLUS NP25	3,474.930	10.83	37,633
ING MAP PLUS NP26	6,349.704	10.79	68,513
ING MAP PLUS NP27	497.425	10.76	5,352
ING MAP PLUS NP28	15.763	10.73	169
ING MAP PLUS NP30	3,029.920	10.67	32,329
ING MAP PLUS NP32	698.747	10.60	7,407
Qualified XII (1.00)	26,346.364	12.48	328,803
	139,777.883		$ 1,597,960

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	26,073.351	$ 8.26	$ 215,366

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	287,134.374	$8.11 to $8.18	$ 2,347,530
Contracts in accumulation period:
ING Custom Choice 62	949.859	8.20	7,789
ING Custom Choice 65	14,325.891	8.32	119,191
Qualified V	1,718.178	8.18	14,055
Qualified VI	2,683,422.528	8.20	22,004,065
Qualified VIII	25,249.948	8.20	207,050
Qualified X (1.15)	309,720.847	8.22	2,545,905
Qualified X (1.25)	203,607.012	8.20	1,669,577
Qualified XII (0.00)	7,800.206	8.38	65,366
Qualified XII (0.05)	40,449.410	8.32	336,539
Qualified XII (0.10)	228.450	8.37	1,912
Qualified XII (0.20)	39,235.968	8.35	327,620
Qualified XII (0.25)	5,403.272	8.35	45,117
Qualified XII (0.30)	68,724.452	8.34	573,162
Qualified XII (0.35)	5,041.163	8.33	41,993
Qualified XII (0.40)	21,185.695	8.32	176,265
Qualified XII (0.45)	146.743	8.32	1,221
Qualified XII (0.50)	237,632.437	8.31	1,974,726
Qualified XII (0.55)	71,936.187	8.30	597,070
Qualified XII (0.60)	21,905.613	8.30	181,817
Qualified XII (0.65)	628,073.572	8.29	5,206,730
Qualified XII (0.70)	227,496.905	8.28	1,883,674
Qualified XII (0.75)	108,189.903	8.27	894,730
Qualified XII (0.80)	345,735.973	8.27	2,859,236
Qualified XII (0.85)	523,033.040	8.26	4,320,253
Qualified XII (0.90)	33,495.573	8.25	276,338
Qualified XII (0.95)	323,240.626	8.24	2,663,503
Qualified XII (1.00)	1,174,934.114	8.24	9,681,457
Qualified XII (1.05)	39,786.479	8.23	327,443
Qualified XII (1.10)	64,765.532	8.22	532,373
Qualified XII (1.15)	57,156.426	8.22	469,826
Qualified XII (1.20)	9,053.670	8.21	74,331
Qualified XII (1.25)	47,068.530	8.20	385,962
Qualified XII (1.30)	836.000	8.19	6,847
Qualified XII (1.35)	920.321	8.19	7,537
Qualified XII (1.40)	14,037.165	8.18	114,824
Qualified XII (1.45)	2,731.137	8.17	22,313
Qualified XII (1.50)	4,406.692	8.17	36,003
Qualified XV	39,891.248	8.24	328,704
Qualified XVI	77,908.000	8.17	636,508
Qualified XVII	894.766	8.20	7,337
Qualified XVIII	10,530.032	8.20	86,346
Qualified XXVI	1,129.079	8.25	9,315

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial Class
(continued)
Qualified XXVII	2,880,112.317	$ 8.17	$ 23,530,518
Qualified XXVIII	577,260.779	8.18	4,721,993
Qualified XXXII	45,067.672	8.20	369,555
Qualified XXXIII (0.65)	217.720	8.29	1,805
Qualified XXXIV	1,396.029	8.30	11,587
Qualified XXXVI	22,785.423	8.30	189,119
Qualified XXXVIII	74,448.016	8.38	623,874
Qualified XLIII	110.381	8.30	916
Qualified LIV	20,206.493	8.27	167,108
Qualified LVI	40,426.556	8.35	337,562
	11,443,164.402		$ 94,023,597
ING Templeton Foreign Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	2,365.364	$ 10.17	$ 24,056
ING MAP PLUS NP9	8.757	10.02	88
ING MAP PLUS NP12	329.591	9.96	3,283
ING MAP PLUS NP23	702.202	9.76	6,853
ING MAP PLUS NP25	2,207.808	9.73	21,482
ING MAP PLUS NP29	96.317	9.66	930
ING MAP PLUS NP30	74.160	9.64	715
	5,784.199		$ 57,407
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	39,717.005	$ 10.81	$ 429,341

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	80,716.012	$6.40 to $24.89	$ 1,027,138
Contracts in accumulation period:
ING Custom Choice 65	6,059.126	11.63	70,468
Qualified V	1,059.273	24.36	25,804
Qualified VI	800,348.265	24.89	19,920,668
Qualified VIII	3,294.748	21.38	70,442
Qualified X (1.15)	39,033.162	10.95	427,413
Qualified X (1.25)	106,394.223	10.82	1,151,185
Qualified XII (0.00)	5,703.873	12.66	72,211
Qualified XII (0.05)	11,045.330	27.69	305,845
Qualified XII (0.10)	1.600	12.51	20
Qualified XII (0.20)	32,734.677	12.37	404,928
Qualified XII (0.25)	372.554	12.30	4,582
Qualified XII (0.30)	63,288.272	12.23	774,016
Qualified XII (0.35)	2,173.406	12.15	26,407
Qualified XII (0.40)	11,385.423	17.74	201,977
Qualified XII (0.45)	3.913	12.01	47
Qualified XII (0.50)	72,926.091	12.67	923,974
Qualified XII (0.55)	58,345.140	11.88	693,140
Qualified XII (0.60)	16,986.335	11.81	200,609
Qualified XII (0.65)	160,005.946	11.74	1,878,470
Qualified XII (0.70)	60,123.215	11.67	701,638

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Qualified XII (0.75)	113,352.095	$ 11.60	$ 1,314,884
Qualified XII (0.80)	146,612.252	13.06	1,914,756
Qualified XII (0.85)	226,152.986	16.92	3,826,509
Qualified XII (0.90)	15,708.611	12.48	196,043
Qualified XII (0.95)	148,286.309	16.69	2,474,898
Qualified XII (1.00)	662,227.351	16.58	10,979,729
Qualified XII (1.05)	29,364.448	16.46	483,339
Qualified XII (1.10)	43,801.972	16.35	716,162
Qualified XII (1.15)	22,821.881	16.24	370,627
Qualified XII (1.20)	10,756.819	16.13	173,507
Qualified XII (1.25)	27,027.288	16.02	432,977
Qualified XII (1.30)	352.952	15.91	5,615
Qualified XII (1.35)	0.934	15.80	15
Qualified XII (1.40)	10,806.676	15.69	169,557
Qualified XII (1.45)	556.898	15.59	8,682
Qualified XII (1.50)	1,395.801	15.48	21,607
Qualified XV	12,487.937	25.88	323,188
Qualified XVI	18,034.059	24.11	434,801
Qualified XVII	180.871	24.89	4,502
Qualified XVIII	3,958.155	10.82	42,827
Qualified XXVI	2,273.817	25.71	58,460
Qualified XXVII	902,166.577	30.95	27,922,056
Qualified XXVIII	247,846.151	30.88	7,653,489
Qualified XXXII	2,275.165	12.03	27,370
Qualified XXXIV	32,085.995	8.23	264,068
Qualified XXXVI	9,569.903	10.59	101,345
Qualified XXXVIII	39,263.551	8.31	326,280
Qualified XLIII	355.653	8.22	2,923
Qualified LIV	23,577.839	11.51	271,381
Qualified LVI	34,561.162	11.70	404,366
	4,319,862.692		$ 89,806,945
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	8,733.765	$ 8.82	$ 77,032

ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
Currently payable annuity contracts:	48,267.477	$10.28 to $11.33	$ 535,249
Contracts in accumulation period:
ING Custom Choice 62	568.514	10.82	6,151
ING Custom Choice 65	6,791.845	10.24	69,548
Qualified V	1,235.845	14.43	17,833
Qualified VI	2,057,275.925	14.83	30,509,402
Qualified VII	31,275.742	12.59	393,762
Qualified VIII	6,925.822	12.50	86,573
Qualified IX	2,600.365	12.67	32,947
Qualified X (1.15)	70,346.155	15.07	1,060,117
Qualified X (1.25)	170,885.892	14.83	2,534,238
Qualified XII (0.00)	7,558.729	10.77	81,408

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Qualified XII (0.05)	15,978.402	$ 16.50	$ 263,644
Qualified XII (0.10)	106.159	10.65	1,131
Qualified XII (0.20)	38,712.351	10.52	407,254
Qualified XII (0.25)	15,593.679	10.46	163,110
Qualified XII (0.30)	56,552.135	10.40	588,142
Qualified XII (0.35)	7,142.381	10.34	73,852
Qualified XII (0.40)	5,265.330	10.34	54,444
Qualified XII (0.45)	724.930	10.22	7,409
Qualified XII (0.50)	126,740.009	10.69	1,354,851
Qualified XII (0.55)	51,208.377	10.10	517,205
Qualified XII (0.60)	23,900.200	10.05	240,197
Qualified XII (0.65)	169,455.252	9.99	1,692,858
Qualified XII (0.70)	98,232.464	9.93	975,448
Qualified XII (0.75)	102,821.846	9.87	1,014,852
Qualified XII (0.80)	208,616.581	10.86	2,265,576
Qualified XII (0.85)	405,969.806	9.86	4,002,862
Qualified XII (0.90)	19,449.826	10.46	203,445
Qualified XII (0.95)	287,225.305	9.73	2,794,702
Qualified XII (1.00)	422,603.100	9.66	4,082,346
Qualified XII (1.05)	18,782.638	9.59	180,125
Qualified XII (1.10)	27,530.492	9.53	262,366
Qualified XII (1.15)	57,434.163	9.46	543,327
Qualified XII (1.20)	6,558.087	9.40	61,646
Qualified XII (1.25)	27,971.354	9.34	261,252
Qualified XII (1.35)	734.672	9.21	6,766
Qualified XII (1.40)	14,316.400	9.15	130,995
Qualified XII (1.45)	1,475.413	9.08	13,397
Qualified XII (1.50)	199.573	9.02	1,800
Qualified XIII	445.984	15.45	6,890
Qualified XV	14,265.969	15.42	219,981
Qualified XVI	57,645.959	14.37	828,372
Qualified XVII	31,467.076	14.83	466,657
Qualified XVIII	10,217.473	14.83	151,525
Qualified XIX	2,538.634	9.79	24,853
Qualified XX	1,220.637	12.86	15,697
Qualified XXVI	3,184.169	15.32	48,781
Qualified XXVII	678,744.491	14.39	9,767,133
Qualified XXVIII	285,676.007	14.36	4,102,307
Qualified XXX	23,460.177	12.57	294,894
Qualified XXXII	52,682.645	11.07	583,197
Qualified XXXIV	17,309.638	7.51	129,995
Qualified XXXVI	26,243.061	10.34	271,353
Qualified XXXVIII	60,955.788	7.58	462,045
Qualified XLIII	243.109	7.50	1,823
Qualified LIV	32,056.717	10.13	324,735
Qualified LVI	111,107.194	10.30	1,144,404
	6,024,497.964		$ 76,336,872

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (1.00)	1,194.000	$ 8.54	$ 10,197

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	30,288.581	$ 9.39	$ 284,410

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	124,969.676	$9.95 to $11.16	$ 1,377,973
Contracts in accumulation period:
ING Custom Choice 62	5,582.852	10.42	58,173
ING Custom Choice 65	3,951.333	9.76	38,565
ING MAP PLUS NP4	12,954.288	10.75	139,259
ING MAP PLUS NP9	6,285.049	10.59	66,559
ING MAP PLUS NP10	5,469.369	10.56	57,757
ING MAP PLUS NP11	58,940.840	10.53	620,647
ING MAP PLUS NP14	21.905	10.44	229
ING MAP PLUS NP15	22,303.380	10.41	232,178
ING MAP PLUS NP17	15,544.245	10.35	160,883
ING MAP PLUS NP18	654.232	10.32	6,752
ING MAP PLUS NP19	2,648.440	10.29	27,252
ING MAP PLUS NP20	209.086	10.26	2,145
ING MAP PLUS NP21	771.729	10.23	7,895
ING MAP PLUS NP22	857.726	10.20	8,749
ING MAP PLUS NP23	13,401.595	10.17	136,294
ING MAP PLUS NP24	1,806.747	10.14	18,320
ING MAP PLUS NP26	86.524	10.08	872
ING MAP PLUS NP28	8,633.393	10.02	86,507
ING MAP PLUS NP29	773.178	9.99	7,724
ING MAP PLUS NP30	1,008.857	9.96	10,048
ING MAP PLUS NP32	38.153	9.90	378
Qualified V	332.718	10.88	3,620
Qualified VI	1,075,762.705	11.02	11,854,905
Qualified X (1.15)	40,516.205	11.10	449,730
Qualified X (1.25)	168,227.755	11.02	1,853,870
Qualified XII (0.00)	7,922.275	12.13	96,097
Qualified XII (0.10)	114.346	12.04	1,377
Qualified XII (0.30)	21,202.567	11.85	251,250
Qualified XII (0.35)	406.413	11.81	4,800
Qualified XII (0.40)	12,922.448	11.76	151,968
Qualified XII (0.50)	123,761.323	11.67	1,444,295
Qualified XII (0.55)	34,921.316	11.63	406,135
Qualified XII (0.60)	15,033.624	11.58	174,089
Qualified XII (0.65)	205,954.698	11.54	2,376,717
Qualified XII (0.70)	38,133.291	11.50	438,533
Qualified XII (0.75)	316,125.384	11.45	3,619,636
Qualified XII (0.80)	79,565.751	11.41	907,845
Qualified XII (0.85)	143,052.934	11.36	1,625,081

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
(continued)
Qualified XII (0.90)	51,499.889	11.32	582,979
Qualified XII (0.95)	128,228.846	11.28	1,446,421
Qualified XII (1.00)	617,333.776	11.23	6,932,658
Qualified XII (1.05)	17,849.987	11.19	199,741
Qualified XII (1.10)	30,612.892	11.15	341,334
Qualified XII (1.15)	25,133.708	11.10	278,984
Qualified XII (1.20)	13,994.043	11.06	154,774
Qualified XII (1.25)	66,761.114	11.02	735,707
Qualified XII (1.30)	165.960	10.98	1,822
Qualified XII (1.35)	714.984	10.93	7,815
Qualified XII (1.40)	3,264.911	10.89	35,555
Qualified XII (1.45)	2,470.358	10.85	26,803
Qualified XV	1,966.990	11.28	22,188
Qualified XVI	27,631.575	10.81	298,697
Qualified XVII	1,326.242	11.02	14,615
Qualified XVIII	4,458.639	11.23	50,071
Qualified XXVI	1,318.764	11.32	14,928
Qualified XXVII	766,795.175	13.12	10,060,353
Qualified XXXII	3,664.914	10.84	39,728
Qualified XXXIII (0.65)	18,348.060	11.73	215,223
Qualified XXXIV	1,507.205	7.71	11,621
Qualified XXXVIII	50,779.796	7.78	395,067
Qualified XLIII	2,013.248	7.70	15,502
Qualified LIV	50,822.906	9.65	490,441
Qualified LVI	18,890.276	9.81	185,314
	4,478,422.608		$ 51,283,448
ING Van Kampen Equity and Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	45,544.206	$ 10.80	$ 491,877

ING Van Kampen Equity and Income Portfolio -
Initial Class
Currently payable annuity contracts:	316,291.777	$10.80 to $11.33	$ 3,569,971
Contracts in accumulation period:
ING Custom Choice 65	12,153.273	11.82	143,652
Qualified V	3,491.317	11.06	38,614
Qualified VI	7,021,737.085	11.15	78,292,368
Qualified VIII	8,819.498	11.15	98,337
Qualified X (1.15)	467,664.239	11.20	5,237,839
Qualified X (1.25)	613,905.309	11.15	6,845,044
Qualified XII (0.00)	29,674.500	11.85	351,643
Qualified XII (0.05)	120,282.510	12.30	1,479,475
Qualified XII (0.10)	606.924	11.80	7,162
Qualified XII (0.20)	191,941.147	11.74	2,253,389
Qualified XII (0.25)	13,635.253	12.09	164,850
Qualified XII (0.30)	955,201.361	11.68	11,156,752
Qualified XII (0.35)	13,962.314	12.03	167,967
Qualified XII (0.40)	68,991.932	11.62	801,686
Qualified XII (0.45)	131.266	11.60	1,523

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Initial Class (continued)
Qualified XII (0.50)	580,703.078	$ 11.99	$ 6,962,630
Qualified XII (0.55)	180,677.396	11.54	2,085,017
Qualified XII (0.60)	223,774.954	11.51	2,575,650
Qualified XII (0.65)	929,226.141	11.48	10,667,516
Qualified XII (0.70)	282,864.586	11.45	3,238,800
Qualified XII (0.75)	546,166.985	11.72	6,401,077
Qualified XII (0.80)	787,963.571	11.81	9,305,850
Qualified XII (0.85)	683,721.693	11.37	7,773,916
Qualified XII (0.90)	51,756.613	11.75	608,140
Qualified XII (0.95)	994,240.261	11.73	11,662,438
Qualified XII (1.00)	2,597,190.435	11.70	30,387,128
Qualified XII (1.05)	253,893.093	11.67	2,962,932
Qualified XII (1.10)	280,976.487	11.64	3,270,566
Qualified XII (1.15)	146,129.425	11.60	1,695,101
Qualified XII (1.20)	95,097.837	11.18	1,063,194
Qualified XII (1.25)	290,160.379	11.54	3,348,451
Qualified XII (1.30)	12,772.666	11.51	147,013
Qualified XII (1.35)	4,654.395	11.10	51,664
Qualified XII (1.40)	41,533.444	11.07	459,775
Qualified XII (1.45)	14,367.803	11.04	158,621
Qualified XII (1.50)	5,770.312	11.01	63,531
Qualified XV	19,506.387	11.32	220,812
Qualified XVI	181,972.550	11.01	2,003,518
Qualified XVII	1,204.444	11.15	13,430
Qualified XVIII	21,796.273	11.15	243,028
Qualified XXI	220,683.404	11.40	2,515,791
Qualified XXVI	18,007.086	11.34	204,200
Qualified XXVII	1,318,431.614	11.31	14,911,462
Qualified XXXII	15,281.651	11.15	170,390
Qualified XXXIII (0.65)	25,214.051	11.48	289,457
Qualified XXXIV	75,092.583	9.12	684,844
Qualified XXXVI	31,411.778	11.54	362,492
Qualified XXXVIII	97,347.409	9.21	896,570
Qualified XLIII	6,284.183	9.11	57,249
Qualified LIV	70,595.014	11.70	825,962
Qualified LVI	158,121.922	11.89	1,880,070
	21,103,081.608		$ 240,778,557
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	0.038	$ 35.54	$ 1
Qualified XII (1.00)	4,105.261	36.27	148,898
	4,105.299		$ 148,899

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	4,381.045	$ 13.64	$ 59,757
ING MAP PLUS NP11	118.213	13.63	1,611
ING MAP PLUS NP13	368.461	13.62	5,018
ING MAP PLUS NP15	562.093	13.60	7,644
ING MAP PLUS NP21	74.784	13.56	1,014
ING MAP PLUS NP23	438.685	13.55	5,944
ING MAP PLUS NP24	98.405	13.55	1,333
ING MAP PLUS NP25	1,741.622	13.54	23,582
ING MAP PLUS NP26	154.497	13.53	2,090
ING MAP PLUS NP28	65.913	13.52	891
ING MAP PLUS NP29	497.885	13.51	6,726
ING MAP PLUS NP30	324.272	13.51	4,381
ING MAP PLUS NP32	634.477	13.49	8,559
	9,460.352		$ 128,550
ING Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	59,480.075	$10.29 to $17.13	$ 685,756
Contracts in accumulation period:
ING Custom Choice 62	57.526	10.95	630
ING Custom Choice 65	276.500	10.75	2,972
ING MAP PLUS NP1	8,559.263	11.30	96,720
ING MAP PLUS NP4	3,861.105	11.20	43,244
ING MAP PLUS NP6	15,356.524	11.13	170,918
ING MAP PLUS NP9	14,470.040	11.03	159,605
ING MAP PLUS NP10	2,869.455	11.00	31,564
ING MAP PLUS NP11	1,337.695	10.97	14,675
ING MAP PLUS NP13	15,403.509	10.90	167,898
ING MAP PLUS NP14	557.246	10.87	6,057
ING MAP PLUS NP15	36,010.398	10.84	390,353
ING MAP PLUS NP17	4,262.409	10.77	45,906
ING MAP PLUS NP18	12,103.368	10.74	129,990
ING MAP PLUS NP19	6,754.629	10.71	72,342
ING MAP PLUS NP20	1,219.752	10.68	13,027
ING MAP PLUS NP21	2,159.387	10.65	22,997
ING MAP PLUS NP22	3,510.420	10.62	37,281
ING MAP PLUS NP23	2,497.276	10.59	26,446
ING MAP PLUS NP25	25,040.500	10.52	263,426
ING MAP PLUS NP26	3,205.145	10.49	33,622
ING MAP PLUS NP28	23,985.187	10.43	250,166
ING MAP PLUS NP29	970.419	10.40	10,092
Qualified V	221.325	16.74	3,705
Qualified VI	403,275.909	17.13	6,908,116
Qualified X (1.15)	45,770.710	17.46	799,157
Qualified X (1.25)	43,030.194	17.21	740,550
Qualified XII (0.00)	6,373.831	13.94	88,851
Qualified XII (0.05)	12,154.848	19.06	231,671
Qualified XII (0.10)	8.967	13.77	123
Qualified XII (0.20)	32.261	13.62	439

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio -
Class I (continued)
Qualified XII (0.25)	523.699	$ 13.54	$ 7,091
Qualified XII (0.30)	31,602.762	13.46	425,373
Qualified XII (0.35)	220.478	13.38	2,950
Qualified XII (0.40)	32,861.411	17.31	568,831
Qualified XII (0.45)	20.562	13.23	272
Qualified XII (0.50)	70,545.682	13.44	948,134
Qualified XII (0.55)	14,706.468	13.07	192,214
Qualified XII (0.60)	25,124.992	13.00	326,625
Qualified XII (0.65)	10,350.062	12.92	133,723
Qualified XII (0.70)	30,448.033	12.85	391,257
Qualified XII (0.75)	103,068.180	12.77	1,316,181
Qualified XII (0.80)	58,550.150	13.17	771,105
Qualified XII (0.85)	58,985.400	16.51	973,849
Qualified XII (0.90)	7,253.507	12.94	93,860
Qualified XII (0.95)	85,627.835	16.28	1,394,021
Qualified XII (1.00)	258,448.374	16.17	4,179,110
Qualified XII (1.05)	19,680.042	16.06	316,061
Qualified XII (1.10)	43,410.197	15.95	692,393
Qualified XII (1.15)	26,909.496	15.84	426,246
Qualified XII (1.20)	5,581.018	15.74	87,845
Qualified XII (1.25)	34,080.383	15.63	532,676
Qualified XII (1.30)	484.666	15.52	7,522
Qualified XII (1.35)	23.796	15.42	367
Qualified XII (1.40)	13,469.683	15.31	206,221
Qualified XII (1.45)	1,703.151	15.21	25,905
Qualified XII (1.50)	246.058	15.11	3,718
Qualified XV	1,402.976	17.82	25,001
Qualified XVI	13,842.002	16.60	229,777
Qualified XVII	12,250.145	17.90	219,278
Qualified XVIII	23,289.378	17.98	418,743
Qualified XXVI	895.807	17.94	16,071
Qualified XXVII	82,621.281	17.53	1,448,351
Qualified XXVIII	28,713.021	17.49	502,191
Qualified XXXII	1,981.425	10.93	21,657
Qualified XXXIII (0.65)	6,032.217	11.93	71,964
Qualified XXXIV	8,880.633	8.92	79,215
Qualified XXXVI	6,310.229	12.04	75,975
Qualified XXXVIII	2,024.711	9.01	18,243
Qualified LIV	5,636.783	10.64	59,975
Qualified LVI	60,497.710	10.83	655,190
	1,943,120.276		$ 29,313,480

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	62,477.757	$8.90 to $11.59	$ 690,433
Contracts in accumulation period:
ING Custom Choice 65	4,943.873	10.34	51,120
ING MAP PLUS NP1	12,613.175	11.00	138,745
ING MAP PLUS NP4	68,130.163	10.91	743,300
ING MAP PLUS NP6	34,206.556	10.84	370,799
ING MAP PLUS NP9	48,546.865	10.75	521,879
ING MAP PLUS NP10	2,027.768	10.71	21,717
ING MAP PLUS NP11	8,728.757	10.68	93,223
ING MAP PLUS NP12	3.366	10.65	36
ING MAP PLUS NP13	26,568.904	10.62	282,162
ING MAP PLUS NP14	940.331	10.59	9,958
ING MAP PLUS NP15	45,694.270	10.56	482,531
ING MAP PLUS NP17	31,267.471	10.50	328,308
ING MAP PLUS NP18	190.229	10.46	1,990
ING MAP PLUS NP19	6,552.424	10.43	68,342
ING MAP PLUS NP20	12,450.674	10.40	129,487
ING MAP PLUS NP21	15,993.633	10.37	165,854
ING MAP PLUS NP22	1,387.116	10.34	14,343
ING MAP PLUS NP23	654.868	10.31	6,752
ING MAP PLUS NP24	198.745	10.28	2,043
ING MAP PLUS NP25	17,594.387	10.25	180,342
ING MAP PLUS NP26	1,660.690	10.22	16,972
ING MAP PLUS NP28	40,574.570	10.16	412,238
ING MAP PLUS NP29	23.858	10.13	242
ING MAP PLUS NP30	244.135	10.10	2,466
Qualified V	1,076.158	16.51	17,767
Qualified VI	1,240,398.805	16.90	20,962,740
Qualified VIII	8.582	16.88	145
Qualified X (1.15)	108,071.562	17.63	1,905,302
Qualified X (1.25)	68,406.549	17.38	1,188,906
Qualified XII (0.00)	5,281.017	11.65	61,524
Qualified XII (0.05)	5,749.276	18.80	108,086
Qualified XII (0.20)	371.557	11.38	4,228
Qualified XII (0.25)	1,364.314	11.32	15,444
Qualified XII (0.30)	39,375.734	11.25	442,977
Qualified XII (0.35)	1,090.361	11.18	12,190
Qualified XII (0.40)	15,332.764	16.45	252,224
Qualified XII (0.50)	232,238.250	11.37	2,640,549
Qualified XII (0.55)	93,456.194	10.93	1,021,476
Qualified XII (0.60)	72,186.890	10.86	783,950
Qualified XII (0.65)	42,305.793	10.80	456,903
Qualified XII (0.70)	76,887.003	10.74	825,766
Qualified XII (0.75)	127,112.819	10.68	1,357,565
Qualified XII (0.80)	99,917.942	11.29	1,128,074
Qualified XII (0.85)	140,890.919	15.69	2,210,579
Qualified XII (0.90)	23,920.806	11.00	263,129
Qualified XII (0.95)	155,921.348	15.47	2,412,103

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified XII (1.00)	416,480.140	$ 15.37	$ 6,401,300
Qualified XII (1.05)	61,867.077	15.26	944,092
Qualified XII (1.10)	76,717.633	15.16	1,163,039
Qualified XII (1.15)	68,920.879	15.06	1,037,948
Qualified XII (1.20)	10,598.863	14.95	158,453
Qualified XII (1.25)	50,096.667	14.85	743,936
Qualified XII (1.30)	56.594	14.75	835
Qualified XII (1.35)	400.250	14.65	5,864
Qualified XII (1.40)	18,825.018	14.55	273,904
Qualified XII (1.45)	785.879	14.45	11,356
Qualified XII (1.50)	1,761.534	14.35	25,278
Qualified XIII	618.753	17.60	10,890
Qualified XV	4,822.482	17.57	84,731
Qualified XVI	33,403.612	16.37	546,817
Qualified XVIII	2,556.186	18.16	46,420
Qualified XXII	1,446.182	18.34	26,523
Qualified XXVI	481.122	17.69	8,511
Qualified XXVII	151,290.478	17.29	2,615,812
Qualified XXVIII	128,772.561	17.25	2,221,327
Qualified XXXII	6,826.991	10.83	73,936
Qualified XXXIII (0.65)	2,421.904	11.28	27,319
Qualified XXXIV	34,652.319	7.84	271,674
Qualified XXXVI	7,942.641	11.38	90,387
Qualified XXXVIII	21,181.096	7.91	167,542
Qualified XLIII	80.280	7.83	629
Qualified LIV	20,023.508	10.24	205,041
Qualified LVI	36,700.344	10.42	382,418
	4,154,770.221		$ 60,352,891
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	93,017.107	$9.69 to $11.96	$ 1,035,201
Contracts in accumulation period:
ING Custom Choice 65	696.234	10.54	7,338
ING MAP PLUS NP1	11,371.280	11.15	126,790
ING MAP PLUS NP4	12,006.045	11.05	132,667
ING MAP PLUS NP6	98,850.512	10.99	1,086,367
ING MAP PLUS NP9	34,976.205	10.89	380,891
ING MAP PLUS NP10	1,167.272	10.86	12,677
ING MAP PLUS NP11	37,759.230	10.83	408,932
ING MAP PLUS NP12	41,872.099	10.80	452,219
ING MAP PLUS NP13	42,263.450	10.76	454,755
ING MAP PLUS NP14	2,194.337	10.73	23,545
ING MAP PLUS NP15	52,439.080	10.70	561,098
ING MAP PLUS NP17	51,711.132	10.64	550,206
ING MAP PLUS NP18	3,793.859	10.61	40,253
ING MAP PLUS NP19	22,648.370	10.58	239,620
ING MAP PLUS NP20	5,960.390	10.54	62,823
ING MAP PLUS NP21	4,004.212	10.51	42,084
ING MAP PLUS NP22	15,320.592	10.48	160,560

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
ING MAP PLUS NP23	4,572.142	$ 10.45	$ 47,779
ING MAP PLUS NP25	12,723.157	10.39	132,194
ING MAP PLUS NP26	17,614.153	10.36	182,483
ING MAP PLUS NP28	18,510.273	10.30	190,656
ING MAP PLUS NP29	1,464.320	10.27	15,039
ING MAP PLUS NP30	250.580	10.24	2,566
Qualified V	977.974	16.42	16,058
Qualified VI	998,232.356	16.81	16,780,286
Qualified VIII	365.363	16.79	6,134
Qualified X (1.15)	65,329.152	17.45	1,139,994
Qualified X (1.25)	61,258.388	17.20	1,053,644
Qualified XII (0.00)	1,789.606	12.53	22,424
Qualified XII (0.05)	3,498.491	18.68	65,352
Qualified XII (0.20)	154.642	12.24	1,893
Qualified XII (0.25)	6,622.588	12.17	80,597
Qualified XII (0.30)	55,566.074	12.10	672,349
Qualified XII (0.35)	3,161.973	12.03	38,039
Qualified XII (0.40)	55,554.388	16.63	923,869
Qualified XII (0.45)	33.553	11.89	399
Qualified XII (0.50)	205,319.901	12.17	2,498,743
Qualified XII (0.55)	291,512.384	11.76	3,428,186
Qualified XII (0.60)	105,791.642	11.69	1,236,704
Qualified XII (0.65)	83,556.995	11.62	970,932
Qualified XII (0.70)	84,891.963	11.55	980,502
Qualified XII (0.75)	163,277.086	11.49	1,876,054
Qualified XII (0.80)	92,276.639	12.04	1,111,011
Qualified XII (0.85)	87,162.221	15.86	1,382,393
Qualified XII (0.90)	18,736.778	11.75	220,157
Qualified XII (0.95)	154,711.581	15.64	2,419,689
Qualified XII (1.00)	216,269.060	15.54	3,360,821
Qualified XII (1.05)	41,239.749	15.43	636,329
Qualified XII (1.10)	86,224.877	15.33	1,321,827
Qualified XII (1.15)	78,726.350	15.22	1,198,215
Qualified XII (1.20)	16,475.636	15.12	249,112
Qualified XII (1.25)	71,489.812	15.02	1,073,777
Qualified XII (1.35)	24.502	14.81	363
Qualified XII (1.40)	29,350.865	14.71	431,751
Qualified XII (1.45)	780.472	14.61	11,403
Qualified XII (1.50)	1,641.040	14.51	23,811
Qualified XIII	630.556	17.51	11,041
Qualified XV	3,614.839	17.48	63,187
Qualified XVI	23,002.064	16.28	374,474
Qualified XVIII	3,307.384	17.98	59,467
Qualified XXII	509.059	18.24	9,285
Qualified XXVII	118,726.355	17.20	2,042,093
Qualified XXVIII	61,363.571	17.16	1,052,999
Qualified XXXII	3,125.088	10.89	34,032
Qualified XXXIII (0.65)	1,180.450	11.59	13,681

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XXXIV	22,666.235	$ 8.34	$ 189,036
Qualified XXXVI	5,771.885	11.70	67,531
Qualified XXXVIII	13,435.608	8.41	112,993
Qualified LIV	7,505.723	10.43	78,285
Qualified LVI	34,863.595	10.62	370,251
	3,968,892.544		$ 56,059,916
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	46,719.503	$ 8.62	$ 402,722

ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,292,571.205	$10.40 to $276.06	$ 87,856,051
Contracts in accumulation period:
ING Custom Choice 62	5,313.308	11.10	58,978
ING Custom Choice 65	114,228.371	10.97	1,253,085
Qualified I	26,992.385	266.95	7,205,617
Qualified V	788.993	20.20	15,938
Qualified VI	21,593,138.898	20.60	444,818,661
Qualified VII	2,021,218.779	19.55	39,514,827
Qualified VIII	14,411.100	19.11	275,396
Qualified IX	4,828.374	20.23	97,678
Qualified X (1.15)	999,125.377	20.94	20,921,685
Qualified X (1.25)	3,148,270.523	20.60	64,854,373
Qualified XII (0.00)	72,289.321	9.59	693,255
Qualified XII (0.05)	105,707.114	22.90	2,420,693
Qualified XII (0.10)	185.778	9.48	1,761
Qualified XII (0.20)	121,490.020	9.37	1,138,361
Qualified XII (0.25)	125,288.929	9.32	1,167,693
Qualified XII (0.30)	579,333.641	9.26	5,364,630
Qualified XII (0.35)	77,119.415	9.21	710,270
Qualified XII (0.40)	34,970.614	15.10	528,056
Qualified XII (0.45)	2,709.988	9.10	24,661
Qualified XII (0.50)	975,696.516	9.51	9,278,874
Qualified XII (0.55)	557,782.406	9.00	5,020,042
Qualified XII (0.60)	524,546.007	8.94	4,689,441
Qualified XII (0.65)	1,184,794.890	8.89	10,532,827
Qualified XII (0.70)	549,967.890	8.84	4,861,716
Qualified XII (0.75)	1,179,195.969	8.79	10,365,133
Qualified XII (0.80)	2,776,009.656	9.58	26,594,173
Qualified XII (0.85)	2,711,135.186	14.39	39,013,235
Qualified XII (0.90)	266,124.511	9.22	2,453,668
Qualified XII (0.95)	1,839,331.597	14.20	26,118,509
Qualified XII (1.00)	3,375,353.492	14.10	47,592,484
Qualified XII (1.05)	169,607.584	14.01	2,376,202
Qualified XII (1.10)	226,888.560	13.91	3,156,020
Qualified XII (1.15)	603,770.851	13.82	8,344,113
Qualified XII (1.20)	47,768.011	13.72	655,377
Qualified XII (1.25)	67,546.092	13.63	920,653

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I
(continued)
Qualified XII (1.30)	1,109.301	$ 13.54	$ 15,020
Qualified XII (1.35)	212.785	13.45	2,862
Qualified XII (1.40)	38,983.292	13.35	520,427
Qualified XII (1.45)	124.729	13.26	1,654
Qualified XII (1.50)	13,349.620	13.17	175,814
Qualified XIII	1,455.549	21.46	31,236
Qualified XV	50,761.189	21.42	1,087,305
Qualified XVI	440,906.676	19.96	8,800,497
Qualified XVII	1,184,070.633	21.26	25,173,342
Qualified XVIII	1,339,217.393	21.26	28,471,762
Qualified XIX	6,001.404	275.47	1,653,207
Qualified XX	27,980.185	208.21	5,825,754
Qualified XXII	674.667	22.36	15,086
Qualified XXVI	13,090.151	21.57	282,355
Qualified XXVII	468,271.263	206.50	96,698,016
Qualified XXVIII	7,611.113	206.02	1,568,042
Qualified XXIX	974.155	201.76	196,546
Qualified XXX	19,902.683	197.24	3,925,605
Qualified XXXII	381,830.286	11.33	4,326,137
Qualified XXXIV	158,545.678	7.89	1,250,925
Qualified XXXVI	165,930.140	10.23	1,697,465
Qualified XXXVIII	447,140.065	7.96	3,559,235
Qualified XLII	388,207.930	7.96	3,090,135
Qualified XLIII	20,845.387	7.88	164,262
Qualified LIV	224,807.828	10.85	2,439,165
Qualified LVI	1,110,045.775	11.05	12,266,006
	53,907,551.228		$ 1,084,131,996
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	5,346.802	$ 12.43	$ 66,461
ING MAP PLUS NP18	724.225	12.39	8,973
ING MAP PLUS NP21	1,976.640	12.38	24,471
ING MAP PLUS NP23	1,257.511	12.37	15,555
ING MAP PLUS NP24	156.421	12.37	1,935
ING MAP PLUS NP28	1,874.903	12.35	23,155
ING MAP PLUS NP29	29.031	12.35	359
Qualified XII (0.00)	27.223	8.74	238
Qualified XII (0.30)	594.720	8.68	5,162
Qualified XII (0.50)	84,870.706	8.64	733,283
Qualified XII (0.55)	14.582	8.63	126
Qualified XII (0.75)	468.270	8.59	4,022
	97,341.034		$ 883,740
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.25)	20,984.366	$ 10.54	$ 221,175
Qualified XXXII	18,832.922	10.54	198,499
	39,817.288		$ 419,674

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	50,057.798	$ 10.32	$ 516,596
Qualified X (1.25)	94,702.098	10.32	977,326
Qualified XVIII	22,963.503	10.33	237,213
Qualified XXXII	24,251.584	10.32	250,276
	191,974.983		$ 1,981,411
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	45,373.686	$ 10.25	$ 465,080
Qualified X (1.25)	26,349.453	10.25	270,082
Qualified XVIII	3,942.952	10.25	40,415
Qualified XXVII	64,124.146	10.50	673,304
Qualified XXVIII	24,747.658	10.63	263,068
Qualified XXXII	249.655	10.25	2,559
	164,787.550		$ 1,714,508
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	11,140.278	$ 10.30	$ 114,745
Qualified X (1.25)	7,461.267	10.29	76,776
Qualified XVIII	14,630.126	10.30	150,690
Qualified XXXII	764.378	10.29	7,865
	33,996.049		$ 350,076
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	4,973.866	$ 10.25	$ 50,982
Qualified X (1.25)	8,634.013	10.25	88,499
Qualified XXXII	148.847	10.25	1,526
	13,756.726		$ 141,007
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)	1,077.775	$ 10.08	$ 10,864
Qualified X (1.25)	5,691.875	10.08	57,374
	6,769.650		$ 68,238
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	2,178.376	$ 10.26	$ 22,350
Qualified X (1.25)	825.985	10.25	8,466
	3,004.361		$ 30,816
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	934.334	$ 13.74	$ 12,838
ING Custom Choice 65	10,509.973	14.59	153,341
ING MAP PLUS NP6	452.961	12.29	5,567
ING MAP PLUS NP9	3,698.342	12.19	45,083
ING MAP PLUS NP11	13,862.114	12.11	167,870
ING MAP PLUS NP12	5,120.766	12.08	61,859

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
ING MAP PLUS NP13	237.184	$ 12.04	$ 2,856
ING MAP PLUS NP20	7,152.428	11.80	84,399
ING MAP PLUS NP21	2,571.253	11.76	30,238
ING MAP PLUS NP22	612.481	11.73	7,184
ING MAP PLUS NP23	2,811.108	11.69	32,862
ING MAP PLUS NP24	703.448	11.66	8,202
ING MAP PLUS NP25	2,927.245	11.62	34,015
ING MAP PLUS NP26	2,379.489	11.59	27,578
ING MAP PLUS NP29	1,587.232	11.49	18,237
ING MAP PLUS NP30	2.793	11.45	32
ING MAP PLUS NP36	105.867	11.25	1,191
Qualified V	2,222.998	4.37	9,715
Qualified VI	2,592,014.872	4.44	11,508,546
Qualified VIII	13.151	4.44	58
Qualified X (1.15)	87,731.386	4.48	393,037
Qualified X (1.25)	187,564.581	4.44	832,787
Qualified XII (0.00)	3,894.437	5.01	19,511
Qualified XII (0.05)	149,001.869	4.88	727,129
Qualified XII (0.20)	3,475.348	4.91	17,064
Qualified XII (0.25)	3,215.211	4.89	15,722
Qualified XII (0.30)	112,090.427	4.87	545,880
Qualified XII (0.40)	101,808.834	4.82	490,719
Qualified XII (0.50)	563,799.447	4.77	2,689,323
Qualified XII (0.55)	93,410.815	4.75	443,701
Qualified XII (0.60)	20,079.903	4.73	94,978
Qualified XII (0.65)	501,352.657	4.70	2,356,357
Qualified XII (0.70)	142,663.712	4.68	667,666
Qualified XII (0.75)	205,833.281	4.66	959,183
Qualified XII (0.80)	498,610.114	4.63	2,308,565
Qualified XII (0.85)	357,249.898	4.61	1,646,922
Qualified XII (0.90)	17,761.318	4.59	81,524
Qualified XII (0.95)	289,014.812	4.57	1,320,798
Qualified XII (1.00)	1,051,241.677	4.55	4,783,150
Qualified XII (1.05)	26,792.429	4.52	121,102
Qualified XII (1.10)	69,986.916	4.50	314,941
Qualified XII (1.15)	41,915.801	4.48	187,783
Qualified XII (1.20)	22,492.166	4.46	100,315
Qualified XII (1.25)	98,248.743	4.44	436,224
Qualified XII (1.30)	2,394.556	4.41	10,560
Qualified XII (1.35)	4,033.850	4.39	17,709
Qualified XII (1.40)	13,949.858	4.37	60,961
Qualified XII (1.45)	2,130.540	4.35	9,268
Qualified XII (1.50)	100.979	4.33	437
Qualified XV	19,275.687	4.57	88,090
Qualified XVI	52,389.199	4.33	226,845
Qualified XVII	4,409.777	4.52	19,932
Qualified XVIII	707.684	4.55	3,220
Qualified XXI	175,213.905	4.64	812,993

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
Qualified XXVI	2,401.389	$ 4.65	$ 11,166
Qualified XXVII	1,294,158.446	4.44	5,746,064
Qualified XXXII	706.585	12.32	8,705
Qualified XXXIV	1,784.321	8.88	15,845
Qualified XXXVI	10,663.411	11.35	121,030
Qualified XXXVIII	14,441.196	8.96	129,393
Qualified XLIII	1,842.156	8.87	16,340
Qualified LIV	14,656.986	14.44	211,647
Qualified LVI	52,835.338	14.70	776,679
	8,967,251.684		$ 42,052,936
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	294,545.394	$7.27 to $17.09	$ 3,201,517
Contracts in accumulation period:
ING Custom Choice 62	9,482.762	10.29	97,578
ING Custom Choice 65	29,643.896	10.12	299,996
ING MAP PLUS NP1	5,242.548	10.41	54,575
ING MAP PLUS NP3	512.508	10.35	5,304
ING MAP PLUS NP4	3,421.120	10.32	35,306
ING MAP PLUS NP5	1,178.515	10.29	12,127
ING MAP PLUS NP6	264.927	10.26	2,718
ING MAP PLUS NP8	28,905.713	10.20	294,838
ING MAP PLUS NP9	51,330.842	10.17	522,035
ING MAP PLUS NP10	51,915.445	10.14	526,423
ING MAP PLUS NP11	18,247.150	10.11	184,479
ING MAP PLUS NP14	2,969.676	10.02	29,756
ING MAP PLUS NP15	10,925.687	9.99	109,148
ING MAP PLUS NP16	5,061.907	9.96	50,417
ING MAP PLUS NP17	7,253.406	9.93	72,026
ING MAP PLUS NP18	1,950.068	9.90	19,306
ING MAP PLUS NP20	8,670.811	9.84	85,321
ING MAP PLUS NP21	28,314.361	9.81	277,764
ING MAP PLUS NP23	2,130.036	9.76	20,789
ING MAP PLUS NP24	2,692.376	9.73	26,197
ING MAP PLUS NP25	1,144.039	9.70	11,097
ING MAP PLUS NP26	3,944.821	9.67	38,146
ING MAP PLUS NP27	299.495	9.64	2,887
ING MAP PLUS NP28	8,986.640	9.61	86,362
ING MAP PLUS NP29	68.373	9.58	655
ING MAP PLUS NP30	661.831	9.56	6,327
Qualified V	73.645	16.73	1,232
Qualified VI	5,564,181.413	17.09	95,091,860
Qualified VIII	3,437.859	17.07	58,684
Qualified X (1.15)	277,491.643	17.32	4,806,155
Qualified X (1.25)	357,127.917	17.09	6,103,316
Qualified XII (0.00)	67,432.331	11.84	798,399
Qualified XII (0.05)	162,405.864	19.01	3,087,335
Qualified XII (0.10)	293.668	11.71	3,439
Qualified XII (0.20)	69,245.245	11.57	801,167

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I
(continued)
Qualified XII (0.25)	16,104.484	$ 11.50	$ 185,202
Qualified XII (0.30)	178,682.337	11.44	2,044,126
Qualified XII (0.35)	41,410.019	11.37	470,832
Qualified XII (0.40)	128,222.116	18.91	2,424,680
Qualified XII (0.45)	732.586	11.24	8,234
Qualified XII (0.50)	572,859.930	11.88	6,805,576
Qualified XII (0.55)	171,792.029	11.11	1,908,609
Qualified XII (0.60)	134,363.803	11.04	1,483,376
Qualified XII (0.65)	523,930.913	10.98	5,752,761
Qualified XII (0.70)	381,827.031	10.92	4,169,551
Qualified XII (0.75)	650,195.777	10.85	7,054,624
Qualified XII (0.80)	910,115.860	12.04	10,957,795
Qualified XII (0.85)	485,098.515	18.02	8,741,475
Qualified XII (0.90)	113,037.745	11.55	1,305,586
Qualified XII (0.95)	568,954.513	17.78	10,116,011
Qualified XII (1.00)	2,739,320.868	17.67	48,403,800
Qualified XII (1.05)	58,600.871	17.55	1,028,445
Qualified XII (1.10)	145,571.585	17.43	2,537,313
Qualified XII (1.15)	195,771.783	17.32	3,390,767
Qualified XII (1.20)	40,418.892	17.20	695,205
Qualified XII (1.25)	136,321.774	17.09	2,329,739
Qualified XII (1.30)	790.088	16.97	13,408
Qualified XII (1.35)	1,243.743	16.86	20,970
Qualified XII (1.40)	20,498.900	16.75	343,357
Qualified XII (1.45)	3,511.999	16.64	58,440
Qualified XII (1.50)	6,208.296	16.53	102,623
Qualified XV	27,297.684	17.77	485,080
Qualified XVI	111,247.934	16.55	1,841,153
Qualified XVII	22,769.162	17.30	393,907
Qualified XVIII	33,976.982	17.86	606,829
Qualified XXVI	5,269.412	17.89	94,270
Qualified XXVII	1,501,478.801	17.49	26,260,864
Qualified XXVIII	418,375.351	17.45	7,300,650
Qualified XXXII	23,700.399	10.45	247,669
Qualified XXXIII (0.65)	7,700.683	10.13	78,008
Qualified XXXIV	14,310.060	7.56	108,184
Qualified XXXVI	74,112.921	10.22	757,434
Qualified XXXVIII	188,881.570	7.63	1,441,166
Qualified XLIII	7,297.991	7.56	55,173
Qualified LIV	114,602.803	10.01	1,147,174
Qualified LVI	338,210.693	10.19	3,446,367
	18,196,272.835		$ 283,441,114
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	40,314.492	$ 9.29	$ 374,522

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	114,276.363	$ 11.69	$ 1,335,891
Contracts in accumulation period:
ING Custom Choice 62	8,117.698	11.60	94,165
ING Custom Choice 65	9,164.619	10.87	99,619
ING MAP PLUS NP1	11,289.376	11.76	132,763
ING MAP PLUS NP5	2,902.259	11.62	33,724
ING MAP PLUS NP8	64,517.845	11.52	743,246
ING MAP PLUS NP9	7,066.708	11.49	81,196
ING MAP PLUS NP10	4,679.238	11.45	53,577
ING MAP PLUS NP11	9,126.513	11.42	104,225
ING MAP PLUS NP12	1,375.452	11.38	15,653
ING MAP PLUS NP13	9,333.808	11.35	105,939
ING MAP PLUS NP14	5,830.187	11.32	65,998
ING MAP PLUS NP15	17,116.139	11.28	193,070
ING MAP PLUS NP16	15,552.335	11.25	174,964
ING MAP PLUS NP17	7,264.335	11.22	81,506
ING MAP PLUS NP18	2,401.318	11.18	26,847
ING MAP PLUS NP19	10,552.273	11.15	117,658
ING MAP PLUS NP21	8,357.679	11.09	92,687
ING MAP PLUS NP22	159.598	11.05	1,764
ING MAP PLUS NP23	684.353	11.02	7,542
ING MAP PLUS NP24	66.945	10.99	736
ING MAP PLUS NP25	1,566.267	10.95	17,151
ING MAP PLUS NP26	2,944.996	10.92	32,159
ING MAP PLUS NP28	3,635.309	10.86	39,479
ING MAP PLUS NP29	7,241.319	10.83	78,423
ING MAP PLUS NP30	1,460.635	10.79	15,760
ING MAP PLUS NP32	556.982	10.73	5,976
ING MAP PLUS NP35	960.210	10.64	10,217
Qualified V	1,554.530	18.29	28,432
Qualified VI	3,050,514.020	18.63	56,831,076
Qualified VIII	571.555	18.61	10,637
Qualified X (1.15)	87,446.792	18.85	1,648,372
Qualified X (1.25)	248,890.733	18.63	4,636,834
Qualified XII (0.00)	25,268.414	22.05	557,169
Qualified XII (0.05)	179,304.147	20.64	3,700,838
Qualified XII (0.05)	61,998.672	20.64	1,279,653
Qualified XII (0.10)	35.242	21.80	768
Qualified XII (0.20)	31,015.931	21.55	668,393
Qualified XII (0.25)	4,980.712	21.42	106,687
Qualified XII (0.30)	254,397.202	21.30	5,418,660
Qualified XII (0.35)	14,516.136	21.17	307,307
Qualified XII (0.40)	185,233.803	20.51	3,799,145
Qualified XII (0.50)	416,193.168	20.34	8,465,369
Qualified XII (0.55)	120,001.350	20.69	2,482,828
Qualified XII (0.60)	49,476.634	20.57	1,017,734
Qualified XII (0.65)	475,060.711	20.45	9,714,992
Qualified XII (0.70)	148,138.873	20.33	3,011,663

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.75)	282,192.313	$ 20.21	$ 5,703,107
Qualified XII (0.80)	562,846.564	19.64	11,054,307
Qualified XII (0.85)	1,883,764.351	19.52	36,771,080
Qualified XII (0.90)	52,694.738	19.41	1,022,805
Qualified XII (0.95)	487,393.231	19.30	9,406,689
Qualified XII (1.00)	1,651,796.807	19.18	31,681,463
Qualified XII (1.05)	49,214.530	19.07	938,521
Qualified XII (1.10)	114,913.929	18.96	2,178,768
Qualified XII (1.15)	132,715.432	18.85	2,501,686
Qualified XII (1.20)	52,800.508	18.74	989,482
Qualified XII (1.25)	147,185.811	18.63	2,742,072
Qualified XII (1.30)	1,042.968	18.52	19,316
Qualified XII (1.35)	1,595.032	18.41	29,365
Qualified XII (1.40)	16,998.525	18.31	311,243
Qualified XII (1.45)	5,012.753	18.20	91,232
Qualified XII (1.50)	3,103.614	18.09	56,144
Qualified XIII	589.875	19.30	11,385
Qualified XV	16,127.437	19.30	311,260
Qualified XVI	82,992.542	18.09	1,501,335
Qualified XVII	4,811.184	18.63	89,632
Qualified XVIII	8,966.954	18.63	167,054
Qualified XXVI	10,433.853	19.51	203,564
Qualified XXVII	1,819,648.448	19.85	36,120,022
Qualified XXVIII	855,686.318	19.80	16,942,589
Qualified XXXII	10,732.618	11.61	124,606
Qualified XXXIII (0.65)	10,974.523	13.91	152,656
Qualified XXXIV	17,407.711	7.88	137,173
Qualified XXXVI	35,908.786	14.04	504,159
Qualified XXXVIII	120,489.793	7.96	959,099
Qualified XLIII	3,605.986	7.88	28,415
Qualified LIV	141,956.596	10.76	1,527,453
Qualified LVI	214,188.541	10.95	2,345,365
	14,482,591.655		$ 274,071,539
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	49,413.425	$ 9.55	$ 471,898

ING Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	59,449.547	$ 11.14	$ 662,268
Contracts in accumulation period:
ING Custom Choice 62	6,195.225	10.93	67,714
ING Custom Choice 65	7,639.540	10.01	76,472
ING MAP PLUS NP1	30,411.985	11.05	336,052
ING MAP PLUS NP5	1,091.745	10.92	11,922
ING MAP PLUS NP6	6,558.657	10.89	71,424
ING MAP PLUS NP8	7,174.392	10.83	77,699
ING MAP PLUS NP9	4,213.627	10.80	45,507
ING MAP PLUS NP10	6,633.411	10.76	71,376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
(continued)
ING MAP PLUS NP11	26,729.214	$ 10.73	$ 286,804
ING MAP PLUS NP12	1,051.301	10.70	11,249
ING MAP PLUS NP13	5,820.137	10.67	62,101
ING MAP PLUS NP14	1,010.352	10.64	10,750
ING MAP PLUS NP15	1,669.628	10.61	17,715
ING MAP PLUS NP16	5,011.440	10.58	53,021
ING MAP PLUS NP17	8,976.639	10.54	94,614
ING MAP PLUS NP18	1,252.241	10.51	13,161
ING MAP PLUS NP19	210.462	10.48	2,206
ING MAP PLUS NP20	4,108.317	10.45	42,932
ING MAP PLUS NP21	2,673.676	10.42	27,860
ING MAP PLUS NP23	1,384.254	10.36	14,341
ING MAP PLUS NP24	12.080	10.33	125
ING MAP PLUS NP25	11.131	10.30	115
ING MAP PLUS NP26	2,918.915	10.27	29,977
ING MAP PLUS NP28	5,354.107	10.21	54,665
ING MAP PLUS NP29	280.105	10.18	2,851
ING MAP PLUS NP30	1,571.396	10.15	15,950
ING MAP PLUS NP32	522.494	10.09	5,272
ING MAP PLUS NP35	1,174.599	10.00	11,746
Qualified V	2,015.986	12.91	26,026
Qualified VI	1,668,190.912	13.15	21,936,710
Qualified VIII	595.963	13.14	7,831
Qualified X (1.15)	45,381.368	13.31	604,026
Qualified X (1.25)	147,975.533	13.15	1,945,878
Qualified XII (0.00)	3,738.310	15.83	59,177
Qualified XII (0.05)	119,288.542	14.57	1,738,034
Qualified XII (0.05)	18,306.216	14.57	266,722
Qualified XII (0.10)	79.864	15.64	1,249
Qualified XII (0.20)	28,645.272	15.46	442,856
Qualified XII (0.25)	3,055.304	15.37	46,960
Qualified XII (0.30)	138,722.391	15.28	2,119,678
Qualified XII (0.35)	1,490.439	15.20	22,655
Qualified XII (0.40)	123,368.378	14.48	1,786,374
Qualified XII (0.50)	348,307.221	14.36	5,001,692
Qualified XII (0.55)	49,443.562	14.85	734,237
Qualified XII (0.60)	33,378.892	14.76	492,672
Qualified XII (0.65)	202,162.311	14.67	2,965,721
Qualified XII (0.70)	63,493.544	14.59	926,371
Qualified XII (0.75)	133,954.866	14.51	1,943,685
Qualified XII (0.80)	466,992.929	13.86	6,472,522
Qualified XII (0.85)	203,368.032	13.78	2,802,411
Qualified XII (0.90)	50,732.257	13.70	695,032
Qualified XII (0.95)	280,673.289	13.62	3,822,770
Qualified XII (1.00)	1,051,625.451	13.54	14,239,009
Qualified XII (1.05)	19,004.243	13.46	255,797
Qualified XII (1.10)	62,130.972	13.39	831,934
Qualified XII (1.15)	81,073.877	13.31	1,079,093

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
(continued)
Qualified XII (1.20)	29,637.497	$ 13.23	$ 392,104
Qualified XII (1.25)	88,722.856	13.15	1,166,706
Qualified XII (1.30)	418.966	13.08	5,480
Qualified XII (1.35)	840.310	13.00	10,924
Qualified XII (1.40)	12,253.932	12.92	158,321
Qualified XII (1.45)	1,675.262	12.85	21,527
Qualified XII (1.50)	718.954	12.77	9,181
Qualified XV	14,715.724	13.62	200,428
Qualified XVI	52,130.644	12.77	665,708
Qualified XVII	71.106	13.15	935
Qualified XVIII	11,482.370	13.15	150,993
Qualified XXVI	4,190.749	13.77	57,707
Qualified XXVII	1,121,972.413	13.98	15,685,174
Qualified XXVIII	513,112.254	13.95	7,157,916
Qualified XXXII	2,510.337	11.00	27,614
Qualified XXXIII (0.65)	11,113.796	13.48	149,814
Qualified XXXIV	3,690.742	7.67	28,308
Qualified XXXVI	15,039.810	13.61	204,692
Qualified XXXVIII	73,884.720	7.75	572,607
Qualified XLIII	4,237.930	7.67	32,505
Qualified LIV	26,217.073	9.91	259,811
Qualified LVI	110,236.862	10.08	1,111,188
	7,647,180.848		$ 103,514,654
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	13,959.752	$ 8.74	$ 122,008

ING International Index Portfolio - Class I
Currently payable annuity contracts:	44,799.472	$13.39 to $13.44	$ 602,024
Contracts in accumulation period:
ING Custom Choice 62	319.722	7.47	2,388
ING Custom Choice 65	1,856.079	7.58	14,069
ING MAP PLUS NP1	807.021	7.60	6,133
ING MAP PLUS NP11	170.444	7.54	1,285
ING MAP PLUS NP21	110.878	7.47	828
ING MAP PLUS NP28	218.299	7.43	1,622
Qualified VI	793,507.394	7.47	5,927,500
Qualified VIII	17.056	7.47	127
Qualified X (1.15)	23,113.897	12.77	295,164
Qualified X (1.25)	63,037.385	12.76	804,357
Qualified XII (0.00)	6,086.773	7.63	46,442
Qualified XII (0.05)	17,603.832	7.62	134,141
Qualified XII (0.10)	24.697	7.62	188
Qualified XII (0.20)	929.638	7.60	7,065
Qualified XII (0.25)	2,282.329	7.60	17,346
Qualified XII (0.30)	41,436.640	7.59	314,504
Qualified XII (0.35)	274.695	7.58	2,082
Qualified XII (0.40)	16,274.241	7.58	123,359

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I (continued)
Qualified XII (0.50)	78,706.761	$ 7.57	$ 595,810
Qualified XII (0.55)	6,637.898	7.56	50,183
Qualified XII (0.60)	8,206.844	7.55	61,962
Qualified XII (0.65)	88,477.005	7.55	668,001
Qualified XII (0.70)	14,165.947	7.54	106,811
Qualified XII (0.75)	90,418.790	7.53	680,853
Qualified XII (0.80)	91,182.633	7.53	686,605
Qualified XII (0.85)	99,215.993	7.52	746,104
Qualified XII (0.90)	13,889.047	7.52	104,446
Qualified XII (0.95)	138,314.674	7.51	1,038,743
Qualified XII (1.00)	351,571.949	7.50	2,636,790
Qualified XII (1.05)	7,244.725	7.50	54,335
Qualified XII (1.10)	23,001.872	7.49	172,284
Qualified XII (1.15)	50,081.783	7.48	374,612
Qualified XII (1.20)	8,312.361	7.48	62,176
Qualified XII (1.25)	26,078.766	7.47	194,808
Qualified XII (1.30)	9.659	7.47	72
Qualified XII (1.35)	102.209	7.46	762
Qualified XII (1.40)	7,577.587	7.45	56,453
Qualified XII (1.45)	416.095	7.45	3,100
Qualified XII (1.50)	38.070	7.44	283
Qualified XV	7,439.667	7.51	55,872
Qualified XVI	19,906.980	7.44	148,108
Qualified XVIII	5,109.106	12.78	65,294
Qualified XXI	14,627.090	7.53	110,142
Qualified XXVI	43.968	7.52	331
Qualified XXVII	182,656.009	11.00	2,009,216
Qualified XXXII	713.853	12.76	9,109
Qualified XXXIV	232.837	7.56	1,760
Qualified XXXVI	3,684.356	7.56	27,854
Qualified XXXVIII	2,015.024	7.63	15,375
Qualified XLIII	551.224	7.55	4,162
Qualified LIV	10,539.481	7.53	79,362
Qualified LVI	37,427.529	7.60	284,449
	2,401,468.284		$ 19,406,851
ING International Index Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,448.507	$ 12.80	$ 18,541

ING Opportunistic Large Cap Portfolio - Class I
Currently payable annuity contracts:	25,396.786	$10.23 to $11.08	$ 269,007
Contracts in accumulation period:
ING Custom Choice 62	65.736	9.92	652
ING Custom Choice 65	17,599.669	9.76	171,773
ING MAP PLUS NP18	189.524	9.68	1,835
ING MAP PLUS NP35	55.257	9.21	509
Qualified V	174.049	15.70	2,733
Qualified VI	1,690,213.040	16.03	27,094,115

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class I
(continued)
Qualified VIII	840.451	$ 16.01	$ 13,456
Qualified X (1.15)	134,558.695	16.23	2,183,888
Qualified X (1.25)	119,861.700	16.03	1,921,383
Qualified XII (0.00)	10,896.906	12.24	133,378
Qualified XII (0.05)	31,479.692	17.81	560,653
Qualified XII (0.20)	14,755.560	11.96	176,476
Qualified XII (0.25)	3,678.458	11.89	43,737
Qualified XII (0.30)	214,180.846	11.82	2,531,618
Qualified XII (0.35)	6,800.694	11.75	79,908
Qualified XII (0.40)	88,365.710	17.70	1,564,073
Qualified XII (0.45)	184.936	11.62	2,149
Qualified XII (0.50)	110,890.675	12.34	1,368,391
Qualified XII (0.55)	54,135.544	11.48	621,476
Qualified XII (0.60)	50,606.975	11.42	577,932
Qualified XII (0.65)	108,635.922	11.35	1,233,018
Qualified XII (0.70)	91,995.213	11.28	1,037,706
Qualified XII (0.75)	210,517.545	11.22	2,362,007
Qualified XII (0.80)	288,719.442	12.28	3,545,475
Qualified XII (0.85)	185,914.307	16.86	3,134,515
Qualified XII (0.90)	37,894.844	11.91	451,328
Qualified XII (0.95)	221,643.283	16.65	3,690,361
Qualified XII (1.00)	642,547.497	16.54	10,627,736
Qualified XII (1.05)	38,034.410	16.44	625,286
Qualified XII (1.10)	50,858.952	16.34	831,035
Qualified XII (1.15)	41,177.333	16.23	668,308
Qualified XII (1.20)	18,845.709	16.13	303,981
Qualified XII (1.25)	48,135.365	16.03	771,610
Qualified XII (1.30)	513.587	15.92	8,176
Qualified XII (1.35)	598.261	15.82	9,464
Qualified XII (1.40)	13,602.712	15.72	213,835
Qualified XII (1.45)	3,198.411	15.62	49,959
Qualified XII (1.50)	4,720.113	15.52	73,256
Qualified XV	7,357.368	16.65	122,500
Qualified XVI	46,373.854	15.52	719,722
Qualified XVII	3,509.005	16.03	56,249
Qualified XVIII	14,500.065	16.75	242,876
Qualified XXVI	4,606.397	16.78	77,295
Qualified XXVII	549,177.900	12.37	6,793,331
Qualified XXVIII	255,825.501	12.34	3,156,887
Qualified XXXII	9,296.735	10.08	93,711
Qualified XXXIV	16,197.576	7.14	115,651
Qualified XXXVI	29,686.991	8.94	265,402
Qualified XXXVIII	18,757.128	7.20	135,051
Qualified XLIII	5,550.959	7.13	39,578
Qualified LIV	26,974.645	9.66	260,575
Qualified LVI	102,485.390	9.83	1,007,431
	5,672,783.323		$ 82,042,457

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	15,673.080	$ 12.76	$ 199,989
Contracts in accumulation period:
Qualified VI	50,519.289	12.54	633,512
Qualified X (1.15)	2,459.566	12.54	30,843
Qualified X (1.25)	3,778.872	12.54	47,387
Qualified XII (0.00)	1,537.482	12.64	19,434
Qualified XII (0.30)	479.021	12.61	6,040
Qualified XII (0.40)	782.202	12.60	9,856
Qualified XII (0.50)	810.512	12.60	10,212
Qualified XII (0.55)	3.408	12.59	43
Qualified XII (0.65)	4,703.891	12.58	59,175
Qualified XII (0.70)	2,214.428	12.58	27,858
Qualified XII (0.75)	2,646.237	12.58	33,290
Qualified XII (0.80)	5,515.488	12.57	69,330
Qualified XII (0.85)	6,996.652	12.57	87,948
Qualified XII (0.90)	1,197.346	12.56	15,039
Qualified XII (0.95)	17,573.923	12.56	220,728
Qualified XII (1.00)	20,614.606	12.56	258,919
Qualified XII (1.05)	329.429	12.55	4,134
Qualified XII (1.10)	6,304.201	12.55	79,118
Qualified XII (1.15)	65.807	12.54	825
Qualified XII (1.20)	919.546	12.54	11,531
Qualified XII (1.25)	4,441.490	12.54	55,696
Qualified XII (1.30)	9.669	12.53	121
Qualified XII (1.35)	30.320	12.53	380
Qualified XII (1.40)	194.129	12.52	2,430
Qualified XII (1.45)	50.225	12.52	629
Qualified XV	480.461	12.56	6,035
Qualified XVI	1.776	12.52	22
Qualified XXVI	33.667	12.58	424
Qualified XXVII	61,488.497	12.47	766,762
Qualified XXXII	532.654	12.54	6,679
Qualified XXXIV	1,118.629	12.56	14,050
Qualified XXXVIII	1,648.124	12.64	20,832
Qualified LIV	1,384.134	12.57	17,399
Qualified LVI	4,410.105	12.62	55,656
	220,948.866		$ 2,772,326
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
ING MAP PLUS NP8	3,537.902	$ 12.60	$ 44,578
ING MAP PLUS NP28	34.458	12.52	431
Qualified XII (0.00)	244.998	12.19	2,987
Qualified XII (0.50)	25,106.755	12.15	305,047
	28,924.113		$ 353,043

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,745.100	$ 8.10	$ 22,235
ING MAP PLUS NP1	7,681.035	8.27	63,522
ING MAP PLUS NP3	279.337	8.26	2,307
ING MAP PLUS NP10	666.605	8.21	5,473
ING MAP PLUS NP11	26,432.312	8.20	216,745
ING MAP PLUS NP12	5,531.407	8.20	45,358
ING MAP PLUS NP14	4,749.643	8.18	38,852
ING MAP PLUS NP15	2,445.730	8.18	20,006
ING MAP PLUS NP17	4,702.373	8.17	38,418
ING MAP PLUS NP22	3,680.823	8.13	29,925
ING MAP PLUS NP23	4,088.711	8.13	33,241
ING MAP PLUS NP24	1,624.452	8.12	13,191
ING MAP PLUS NP25	8,783.244	8.11	71,232
ING MAP PLUS NP26	1,396.973	8.11	11,329
ING MAP PLUS NP28	725.129	8.09	5,866
Qualified VI	308,593.810	8.10	2,499,610
Qualified XII (0.00)	537.832	8.26	4,442
Qualified XII (0.25)	796.091	8.23	6,552
Qualified XII (0.30)	1,174.217	8.22	9,652
Qualified XII (0.40)	11,086.764	8.21	91,022
Qualified XII (0.50)	142,094.063	8.20	1,165,171
Qualified XII (0.55)	5,152.254	8.19	42,197
Qualified XII (0.60)	4,348.106	8.18	35,568
Qualified XII (0.65)	29,473.405	8.18	241,092
Qualified XII (0.70)	3,626.553	8.17	29,629
Qualified XII (0.75)	32,908.411	8.16	268,533
Qualified XII (0.80)	3,830.007	8.16	31,253
Qualified XII (0.85)	22,723.807	8.15	185,199
Qualified XII (0.90)	8,500.580	8.14	69,195
Qualified XII (0.95)	51,257.210	8.14	417,234
Qualified XII (1.00)	152,019.943	8.13	1,235,922
Qualified XII (1.05)	945.552	8.12	7,678
Qualified XII (1.10)	4,969.590	8.12	40,353
Qualified XII (1.15)	8,500.742	8.11	68,941
Qualified XII (1.20)	5,125.562	8.10	41,517
Qualified XII (1.25)	15,940.809	8.10	129,121
Qualified XII (1.30)	190.619	8.09	1,542
Qualified XII (1.35)	46.842	8.08	378
Qualified XII (1.40)	2,084.384	8.08	16,842
Qualified XII (1.45)	2,120.908	8.07	17,116
Qualified XII (1.50)	839.274	8.06	6,765
Qualified XV	7,032.628	8.14	57,246
Qualified XVI	5,294.909	8.06	42,677
Qualified XXI	271,465.281	8.16	2,215,157
Qualified XXVI	168.796	8.14	1,374
Qualified XXXIV	447.437	8.19	3,665
Qualified XXXVIII	3,959.699	8.26	32,707
Qualified XLIII	338.609	8.18	2,770
Qualified LIV	3,556.086	8.16	29,018
Qualified LVI	3,294.730	8.23	27,116
	1,189,978.384		$ 9,691,954

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
Qualified X (1.15)	1,005.911	$ 11.86	$ 11,930
Qualified X (1.25)	5,624.338	11.85	66,648
	6,630.249		$ 78,578
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
ING MAP PLUS NP23	4,723.296	$ 11.84	$ 55,924
Qualified VI	61,985.186	11.83	733,285
Qualified XII (0.00)	841.553	11.92	10,031
Qualified XII (0.40)	950.906	11.89	11,306
Qualified XII (0.50)	28,786.921	11.89	342,276
Qualified XII (0.55)	385.936	11.88	4,585
Qualified XII (0.60)	308.351	11.88	3,663
Qualified XII (0.65)	4,201.341	11.87	49,870
Qualified XII (0.70)	404.429	11.87	4,801
Qualified XII (0.75)	1,211.773	11.87	14,384
Qualified XII (0.80)	3,410.396	11.86	40,447
Qualified XII (0.85)	2,500.062	11.86	29,651
Qualified XII (0.90)	259.254	11.85	3,072
Qualified XII (0.95)	8,094.889	11.85	95,924
Qualified XII (1.00)	22,511.564	11.85	266,762
Qualified XII (1.05)	1,493.813	11.84	17,687
Qualified XII (1.10)	10,462.007	11.84	123,870
Qualified XII (1.15)	1,725.559	11.84	20,431
Qualified XII (1.20)	257.549	11.83	3,047
Qualified XII (1.25)	1,765.892	11.83	20,891
Qualified XII (1.30)	25.091	11.82	297
Qualified XII (1.35)	31.984	11.82	378
Qualified XII (1.40)	306.696	11.82	3,625
Qualified XII (1.45)	13.279	11.81	157
Qualified XV	402.734	11.85	4,772
Qualified XVI	1,701.039	11.81	20,089
Qualified XXXIV	325.166	11.85	3,853
Qualified XXXVIII	489.579	11.92	5,836
Qualified XLIII	434.955	11.87	5,163
Qualified LIV	711.370	11.86	8,437
Qualified LVI	3,960.836	11.91	47,174
	164,683.406		$ 1,951,688

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
ING Custom Choice 65	120.553	$ 12.89	$ 1,554
Qualified VI	80,840.958	12.82	1,036,381
Qualified XII (0.00)	166.357	12.92	2,149
Qualified XII (0.30)	929.171	12.90	11,986
Qualified XII (0.40)	3,042.192	12.89	39,214
Qualified XII (0.50)	40,684.286	12.88	524,014
Qualified XII (0.55)	2,001.679	12.88	25,782
Qualified XII (0.60)	2,290.727	12.87	29,482
Qualified XII (0.65)	9,673.198	12.87	124,494
Qualified XII (0.70)	5,336.501	12.86	68,627
Qualified XII (0.75)	5,307.387	12.86	68,253
Qualified XII (0.80)	3,107.868	12.86	39,967
Qualified XII (0.85)	10,011.249	12.85	128,645
Qualified XII (0.90)	1,732.091	12.85	22,257
Qualified XII (0.95)	14,536.624	12.84	186,650
Qualified XII (1.00)	27,968.043	12.84	359,110
Qualified XII (1.05)	211.444	12.84	2,715
Qualified XII (1.10)	1,542.254	12.83	19,787
Qualified XII (1.15)	5,760.797	12.83	73,911
Qualified XII (1.20)	1,124.814	12.82	14,420
Qualified XII (1.25)	4,414.362	12.82	56,592
Qualified XII (1.30)	60.240	12.81	772
Qualified XII (1.40)	1,068.666	12.81	13,690
Qualified XII (1.45)	42.863	12.80	549
Qualified XVI	1,522.407	12.80	19,487
Qualified XVII	3,357.312	12.84	43,108
Qualified XXXIV	419.396	12.85	5,389
Qualified XXXVIII	1,989.200	12.92	25,700
Qualified XLIII	19.740	12.86	254
Qualified LIV	1,100.767	12.86	14,156
Qualified LVI	6,992.188	12.90	90,199
	237,375.334		$ 3,049,294
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	770.699	$ 8.18	$ 6,304
ING MAP PLUS NP1	1,917.148	8.32	15,951
ING MAP PLUS NP11	29.787	8.25	246
ING MAP PLUS NP17	64.326	8.21	528
ING MAP PLUS NP21	2,816.125	8.19	23,064
ING MAP PLUS NP22	230.631	8.18	1,887
ING MAP PLUS NP23	471.958	8.17	3,856
Qualified VI	116,466.384	8.18	952,695
Qualified XII (0.00)	124.806	8.36	1,043
Qualified XII (0.40)	2,136.289	8.30	17,731
Qualified XII (0.50)	1,726.315	8.29	14,311
Qualified XII (0.55)	525.577	8.28	4,352
Qualified XII (0.60)	6,719.112	8.27	55,567

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class I
(continued)
Qualified XII (0.65)	210.821	$ 8.27	$ 1,743
Qualified XII (0.70)	961.332	8.26	7,941
Qualified XII (0.75)	6,649.926	8.25	54,862
Qualified XII (0.80)	15,185.212	8.25	125,278
Qualified XII (0.85)	41,149.314	8.24	339,070
Qualified XII (0.95)	12,373.452	8.23	101,834
Qualified XII (1.00)	61,222.603	8.22	503,250
Qualified XII (1.05)	21.514	8.21	177
Qualified XII (1.10)	234.187	8.20	1,920
Qualified XII (1.15)	5,274.560	8.20	43,251
Qualified XII (1.20)	1,052.987	8.19	8,624
Qualified XII (1.25)	3,690.857	8.18	30,191
Qualified XII (1.40)	248.271	8.16	2,026
Qualified XV	483.192	8.23	3,977
Qualified XVI	584.594	8.15	4,764
Qualified XXI	147,717.187	8.25	1,218,667
Qualified LIV	1,027.217	8.25	8,475
Qualified LVI	1,018.203	8.32	8,471
	433,104.586		$ 3,562,056
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	466.001	$ 8.69	$ 4,050
ING MAP PLUS NP1	1,035.336	8.83	9,142
ING MAP PLUS NP3	260.781	8.82	2,300
ING MAP PLUS NP11	28.291	8.76	248
ING MAP PLUS NP17	3,225.359	8.72	28,125
ING MAP PLUS NP18	60.642	8.71	528
ING MAP PLUS NP21	41.635	8.69	362
ING MAP PLUS NP22	193.579	8.68	1,680
ING MAP PLUS NP23	436.935	8.67	3,788
Qualified VI	89,805.148	8.69	780,407
Qualified XII (0.40)	3,146.984	8.81	27,725
Qualified XII (0.50)	1,542.639	8.79	13,560
Qualified XII (0.55)	2,380.394	8.79	20,924
Qualified XII (0.60)	5,000.998	8.78	43,909
Qualified XII (0.65)	1,950.885	8.77	17,109
Qualified XII (0.70)	1,129.067	8.77	9,902
Qualified XII (0.75)	3,164.412	8.76	27,720
Qualified XII (0.80)	10,941.903	8.75	95,742
Qualified XII (0.85)	28,052.974	8.74	245,183
Qualified XII (0.90)	2,015.335	8.74	17,614
Qualified XII (0.95)	7,676.090	8.73	67,012
Qualified XII (1.00)	55,268.493	8.72	481,941
Qualified XII (1.05)	113.517	8.72	990
Qualified XII (1.10)	7.169	8.71	62
Qualified XII (1.15)	574.310	8.70	4,996
Qualified XII (1.20)	1,481.159	8.69	12,871

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class I
(continued)
Qualified XII (1.25)	2,900.913	$ 8.69	$ 25,209
Qualified XII (1.40)	228.664	8.66	1,980
Qualified XII (1.45)	3.568	8.66	31
Qualified XVI	10.511	8.65	91
Qualified XXI	15.782	8.75	138
Qualified LIV	920.424	8.75	8,054
Qualified LVI	921.613	8.83	8,138
	225,001.511		$ 1,961,531
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	93,606.273	$12.24 to $24.99	$ 1,400,333
Contracts in accumulation period:
ING Custom Choice 62	3,249.807	13.34	43,352
ING Custom Choice 65	9,392.890	12.73	119,571
ING MAP PLUS NP6	618.332	13.16	8,137
ING MAP PLUS NP9	1,533.667	13.04	19,999
ING MAP PLUS NP11	2,223.911	12.97	28,844
ING MAP PLUS NP12	1,591.596	12.93	20,579
ING MAP PLUS NP13	4.361	12.89	56
ING MAP PLUS NP14	1,150.563	12.85	14,785
ING MAP PLUS NP15	3,287.807	12.81	42,117
ING MAP PLUS NP16	73.789	12.78	943
ING MAP PLUS NP17	1,845.263	12.74	23,509
ING MAP PLUS NP19	5,030.070	12.66	63,681
ING MAP PLUS NP21	157.625	12.59	1,984
ING MAP PLUS NP22	951.305	12.55	11,939
ING MAP PLUS NP23	32.572	12.51	407
ING MAP PLUS NP24	8,645.057	12.48	107,890
ING MAP PLUS NP25	1,950.180	12.44	24,260
ING MAP PLUS NP26	2,283.790	12.40	28,319
ING MAP PLUS NP27	172.541	12.37	2,134
ING MAP PLUS NP28	2,400.327	12.33	29,596
ING MAP PLUS NP29	3,391.480	12.29	41,681
ING MAP PLUS NP30	181.059	12.26	2,220
Qualified V	204.329	24.48	5,002
Qualified VI	1,202,463.696	24.99	30,049,568
Qualified VIII	358.844	24.96	8,957
Qualified X (1.15)	71,252.326	25.31	1,803,396
Qualified X (1.25)	106,861.261	24.99	2,670,463
Qualified XII (0.00)	9,557.602	19.35	184,940
Qualified XII (0.05)	47,168.018	27.77	1,309,856
Qualified XII (0.20)	14,740.871	18.91	278,750
Qualified XII (0.25)	3,544.964	18.80	66,645
Qualified XII (0.30)	169,567.270	18.69	3,169,212
Qualified XII (0.35)	2,157.535	18.58	40,087
Qualified XII (0.40)	45,121.600	27.60	1,245,356
Qualified XII (0.45)	454.098	18.37	8,342
Qualified XII (0.50)	134,627.405	18.54	2,495,992
Qualified XII (0.55)	66,469.711	18.15	1,206,425

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I (continued)
Qualified XII (0.60)	69,770.982	$ 18.05	$ 1,259,366
Qualified XII (0.65)	125,383.334	17.94	2,249,377
Qualified XII (0.70)	94,325.638	17.84	1,682,769
Qualified XII (0.75)	192,450.148	17.74	3,414,066
Qualified XII (0.80)	480,037.300	18.80	9,024,701
Qualified XII (0.85)	167,456.221	26.29	4,402,424
Qualified XII (0.90)	20,351.185	18.12	368,763
Qualified XII (0.95)	161,075.023	25.96	4,181,508
Qualified XII (1.00)	622,412.956	25.79	16,052,030
Qualified XII (1.05)	27,363.193	25.63	701,319
Qualified XII (1.10)	37,413.584	25.47	952,924
Qualified XII (1.15)	50,705.607	25.31	1,283,359
Qualified XII (1.20)	10,297.771	25.15	258,989
Qualified XII (1.25)	24,312.317	24.99	607,565
Qualified XII (1.30)	1,181.669	24.83	29,341
Qualified XII (1.35)	2,137.908	24.67	52,742
Qualified XII (1.40)	6,834.595	24.51	167,516
Qualified XII (1.45)	626.099	24.36	15,252
Qualified XII (1.50)	4,023.454	24.20	97,368
Qualified XV	9,470.355	25.96	245,850
Qualified XVI	36,207.418	24.20	876,220
Qualified XVII	4,114.258	24.99	102,815
Qualified XVIII	3,317.932	26.11	86,631
Qualified XXVI	1,351.346	26.17	35,365
Qualified XXVII	668,262.993	12.58	8,406,748
Qualified XXVIII	161,079.238	13.40	2,158,462
Qualified XXXII	3,863.461	12.99	50,186
Qualified XXXIV	1,909.863	8.35	15,947
Qualified XXXVI	18,035.390	14.55	262,415
Qualified XXXVIII	49,521.193	8.43	417,464
Qualified XLIII	1,094.271	8.35	9,137
Qualified LIV	55,858.026	12.60	703,811
Qualified LVI	71,760.452	12.82	919,969
	5,202,328.975		$ 107,671,726
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	10,926.711	$ 10.80	$ 118,008

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	461.104	$ 10.65	$ 4,911
ING Custom Choice 65	19.430	10.80	210
ING MAP PLUS NP11	535.741	10.75	5,759
ING MAP PLUS NP15	2,916.420	10.71	31,235
ING MAP PLUS NP17	240.647	10.70	2,575
ING MAP PLUS NP21	3,130.551	10.66	33,372
Qualified VI	160,284.100	10.65	1,707,026
Qualified XII (0.00)	740.250	10.87	8,047
Qualified XII (0.30)	7,961.118	10.82	86,139
Qualified XII (0.40)	5,735.758	10.80	61,946
Qualified XII (0.50)	2,626.074	10.78	28,309
Qualified XII (0.55)	24,372.175	10.77	262,488
Qualified XII (0.60)	2,406.979	10.77	25,923
Qualified XII (0.65)	1,918.657	10.76	20,645
Qualified XII (0.70)	2,550.433	10.75	27,417
Qualified XII (0.75)	14,755.262	10.74	158,472
Qualified XII (0.80)	11,857.264	10.73	127,228
Qualified XII (0.85)	6,588.455	10.72	70,628
Qualified XII (0.90)	5,986.130	10.71	64,111
Qualified XII (0.95)	9,145.617	10.70	97,858
Qualified XII (1.00)	76,709.305	10.69	820,022
Qualified XII (1.05)	1,345.867	10.69	14,387
Qualified XII (1.10)	1,640.841	10.68	17,524
Qualified XII (1.15)	3,048.424	10.67	32,527
Qualified XII (1.20)	940.013	10.66	10,021
Qualified XII (1.25)	9,615.190	10.65	102,402
Qualified XII (1.35)	584.536	10.63	6,214
Qualified XII (1.40)	4,548.065	10.62	48,300
Qualified XII (1.45)	1.770	10.62	19
Qualified XVI	860.156	10.61	9,126
Qualified XXI	6.421	10.73	69
Qualified XXVI	14.990	10.71	161
Qualified XXXIV	79.812	10.77	860
Qualified XXXVIII	168.369	10.87	1,830
Qualified XLIII	773.798	10.76	8,326
Qualified LIV	1,489.365	10.73	15,981
Qualified LVI	1,879.340	10.83	20,353
	367,938.427		$ 3,932,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I
Currently payable annuity contracts:	212,368.530	$ 13.58	$ 2,883,965
Contracts in accumulation period:
ING Custom Choice 62	1,019.576	13.08	13,336
ING Custom Choice 65	2,749.646	12.06	33,161
ING MAP PLUS NP3	170.886	13.52	2,310
ING MAP PLUS NP10	1,635.074	13.24	21,648
ING MAP PLUS NP11	7,319.739	13.20	96,621
ING MAP PLUS NP12	699.400	13.16	9,204
ING MAP PLUS NP15	4,429.012	13.05	57,799
ING MAP PLUS NP18	318.057	12.93	4,112
ING MAP PLUS NP20	4,241.665	12.86	54,548
ING MAP PLUS NP21	977.265	12.82	12,529
ING MAP PLUS NP22	674.074	12.78	8,615
ING MAP PLUS NP25	718.099	12.67	9,098
ING MAP PLUS NP26	275.717	12.63	3,482
ING MAP PLUS NP27	385.797	12.59	4,857
ING MAP PLUS NP28	22.666	12.56	285
ING MAP PLUS NP30	707.749	12.48	8,833
ING MAP PLUS NP32	198.825	12.41	2,467
ING MAP PLUS NP35	810.759	12.30	9,972
Qualified V	549.674	12.86	7,069
Qualified VI	910,105.600	13.04	11,867,777
Qualified X (1.15)	69,192.224	13.15	909,878
Qualified X (1.25)	183,611.401	13.04	2,394,293
Qualified XII (0.00)	4,699.055	14.49	68,089
Qualified XII (0.10)	30.472	14.37	438
Qualified XII (0.20)	136,230.300	14.25	1,941,282
Qualified XII (0.25)	1,600.276	14.19	22,708
Qualified XII (0.30)	125,108.401	14.13	1,767,782
Qualified XII (0.40)	141,199.187	14.01	1,978,201
Qualified XII (0.50)	202,993.379	13.89	2,819,578
Qualified XII (0.55)	47,774.106	13.83	660,716
Qualified XII (0.60)	46,057.523	13.78	634,673
Qualified XII (0.65)	58,284.015	13.72	799,657
Qualified XII (0.70)	44,887.897	13.66	613,169
Qualified XII (0.75)	71,955.920	13.60	978,601
Qualified XII (0.80)	179,402.029	13.54	2,429,103
Qualified XII (0.85)	3,313,871.201	13.49	44,704,123
Qualified XII (0.90)	12,679.171	13.43	170,281
Qualified XII (0.95)	102,121.842	13.37	1,365,369
Qualified XII (1.00)	669,777.078	13.32	8,921,431
Qualified XII (1.05)	15,162.479	13.26	201,054
Qualified XII (1.10)	18,533.260	13.21	244,824
Qualified XII (1.15)	78,545.628	13.15	1,032,875
Qualified XII (1.20)	16,241.895	13.09	212,606
Qualified XII (1.25)	41,225.700	13.04	537,583
Qualified XII (1.30)	2,988.898	12.98	38,796
Qualified XII (1.35)	237.407	12.93	3,070

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I (continued)
Qualified XII (1.40)	3,584.746	$ 12.87	$ 46,136
Qualified XII (1.45)	1,174.474	12.82	15,057
Qualified XII (1.50)	626.140	12.77	7,996
Qualified XIII	911.956	13.37	12,193
Qualified XV	3,942.871	13.37	52,716
Qualified XVI	24,825.078	12.77	317,016
Qualified XVII	640.160	13.04	8,348
Qualified XVIII	9,968.074	13.04	129,984
Qualified XXI	42,101.148	13.54	570,050
Qualified XXVI	1,473.434	13.51	19,906
Qualified XXVIII	823,379.166	14.85	12,227,181
Qualified XXXII	1,597.303	13.37	21,356
Qualified XXXIII (0.65)	47,866.842	13.64	652,904
Qualified XXXIV	2,916.162	7.17	20,909
Qualified XXXVIII	14,325.830	7.23	103,576
Qualified XLIII	1,533.198	7.16	10,978
Qualified LIV	7,476.261	11.94	89,267
Qualified LVI	19,092.875	12.15	231,978
	7,742,224.272		$ 105,099,419
ING International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	26,005.911	$ 10.88	$ 282,944

ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	423.012	$ 14.16	$ 5,990
ING Custom Choice 65	2,829.910	13.75	38,911
Qualified VI	350,404.355	12.75	4,467,656
Qualified X (1.15)	6,259.492	12.85	80,434
Qualified X (1.25)	40,168.232	12.75	512,145
Qualified XII (0.00)	866.382	14.17	12,277
Qualified XII (0.30)	46,066.079	13.81	636,173
Qualified XII (0.40)	12,313.348	13.69	168,570
Qualified XII (0.50)	10,928.349	13.58	148,407
Qualified XII (0.55)	10,563.652	13.52	142,821
Qualified XII (0.60)	4,658.537	13.47	62,750
Qualified XII (0.65)	34,192.145	13.41	458,517
Qualified XII (0.70)	6,676.849	13.35	89,136
Qualified XII (0.75)	50,647.295	13.30	673,609
Qualified XII (0.80)	66,790.235	13.24	884,303
Qualified XII (0.85)	40,539.929	13.18	534,316
Qualified XII (0.90)	15,536.184	13.13	203,990
Qualified XII (0.95)	62,178.894	13.07	812,678
Qualified XII (1.00)	149,841.434	13.02	1,950,935
Qualified XII (1.05)	1,171.531	12.96	15,183
Qualified XII (1.10)	13,906.747	12.91	179,536
Qualified XII (1.15)	7,884.300	12.85	101,313
Qualified XII (1.20)	4,821.349	12.80	61,713

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
(continued)
Qualified XII (1.25)	10,460.825	$ 12.75	$ 133,376
Qualified XII (1.30)	105.950	12.69	1,345
Qualified XII (1.35)	175.491	12.64	2,218
Qualified XII (1.40)	738.255	12.58	9,287
Qualified XII (1.45)	241.181	12.53	3,022
Qualified XV	1,054.510	13.07	13,782
Qualified XVI	9,315.582	12.48	116,258
Qualified XVIII	4,970.204	12.75	63,370
Qualified XXVI	769.188	13.21	10,161
Qualified XXXIV	3,879.614	8.93	34,645
Qualified XXXVIII	12,540.415	9.02	113,115
Qualified XLIII	109.583	8.92	977
Qualified LIV	126.076	13.61	1,716
Qualified LVI	13,735.812	13.85	190,241
	997,890.926		$ 12,934,876
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	22,591.111	$ 12.21	$ 275,837

ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	131.901	$ 12.81	$ 1,690
ING Custom Choice 65	268.202	12.57	3,371
Qualified V	67.916	7.98	542
Qualified VI	281,664.692	8.09	2,278,667
Qualified VIII	126.428	8.09	1,023
Qualified X (1.15)	18,869.002	8.16	153,971
Qualified X (1.25)	37,867.799	8.09	306,350
Qualified XII (0.00)	145.000	8.99	1,304
Qualified XII (0.20)	74.732	8.84	661
Qualified XII (0.25)	583.803	8.80	5,137
Qualified XII (0.30)	354,564.789	8.77	3,109,533
Qualified XII (0.40)	4,902.595	8.69	42,604
Qualified XII (0.50)	23,988.521	8.62	206,781
Qualified XII (0.55)	7,999.083	8.58	68,632
Qualified XII (0.60)	17,863.710	8.55	152,735
Qualified XII (0.65)	137,213.723	8.51	1,167,689
Qualified XII (0.70)	4,911.426	8.48	41,649
Qualified XII (0.75)	17,399.719	8.44	146,854
Qualified XII (0.80)	91,859.164	8.40	771,617
Qualified XII (0.85)	33,671.769	8.37	281,833
Qualified XII (0.90)	5,324.759	8.33	44,355
Qualified XII (0.95)	66,415.513	8.30	551,249
Qualified XII (1.00)	256,578.708	8.26	2,119,340
Qualified XII (1.05)	2,897.365	8.23	23,845
Qualified XII (1.10)	7,626.492	8.19	62,461
Qualified XII (1.15)	9,166.241	8.16	74,797
Qualified XII (1.20)	4,542.533	8.12	36,885

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I
(continued)
Qualified XII (1.25)	10,305.158	$ 8.09	$ 83,369
Qualified XII (1.30)	147.860	8.06	1,192
Qualified XII (1.40)	2,859.925	7.99	22,851
Qualified XII (1.45)	1,401.537	7.95	11,142
Qualified XV	354.488	8.30	2,942
Qualified XVI	4,983.080	7.92	39,466
Qualified XXVI	533.868	8.39	4,479
Qualified XXXIV	83.508	8.24	688
Qualified XLIII	182.426	8.23	1,501
Qualified LIV	4,297.219	12.44	53,457
Qualified LVI	1,702.505	12.66	21,554
	1,413,577.159		$ 11,898,216
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	5,639.880	$ 10.68	$ 60,234

Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	6,065.751	$ 33.21	$ 201,444
Qualified XII (0.50)	186.424	22.49	4,193
Qualified XII (0.55)	4.030	21.28	86
Qualified XII (0.65)	540.338	21.03	11,363
Qualified XII (0.70)	142.804	20.91	2,986
Qualified XII (0.80)	29.552	22.33	660
Qualified XII (0.85)	20.069	31.23	627
Qualified XII (0.90)	675.575	21.65	14,626
Qualified XII (0.95)	100.976	30.80	3,110
Qualified XII (1.00)	227.061	30.59	6,946
Qualified XII (1.15)	41.827	29.97	1,254
Qualified XII (1.25)	50.633	29.57	1,497
Qualified XII (1.40)	0.074	28.97	2
Qualified XII (1.45)	8.623	28.77	248
Qualified XVII	367.060	33.21	12,190
	8,460.797		$ 261,232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	10,172.985	$ 25.35	$ 257,885
Qualified XII (0.30)	318.401	16.31	5,193
Qualified XII (0.45)	0.050	16.03	1
Qualified XII (0.50)	192.051	16.48	3,165
Qualified XII (0.55)	5.116	15.84	81
Qualified XII (0.65)	96.935	15.66	1,518
Qualified XII (0.70)	943.295	15.57	14,687
Qualified XII (0.80)	261.990	16.60	4,349
Qualified XII (0.85)	526.897	17.89	9,426
Qualified XII (0.90)	316.531	16.13	5,106
Qualified XII (0.95)	236.531	17.65	4,175
Qualified XII (1.00)	8.961	17.53	157
Qualified XII (1.20)	574.313	17.06	9,798
Qualified XII (1.45)	14.756	16.49	243
Qualified XII (1.50)	12.787	16.37	209
Qualified XVII	416.944	25.35	10,570
	14,098.543		$ 326,563
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	1,474.286	$ 26.20	$ 38,626
Qualified X (1.25)	7.868	17.63	139
Qualified XII (0.50)	21.199	19.55	414
Qualified XII (0.55)	22.642	19.08	432
Qualified XII (0.60)	0.229	18.97	4
Qualified XII (0.65)	161.162	18.86	3,040
Qualified XII (0.70)	602.362	18.75	11,294
Qualified XII (0.80)	31.755	18.92	601
Qualified XII (0.85)	21.433	23.12	496
Qualified XII (0.90)	140.746	18.71	2,633
Qualified XII (0.95)	24.121	22.81	550
Qualified XII (1.00)	169.061	22.66	3,831
Qualified XII (1.15)	11.381	22.20	253
Qualified XII (1.50)	7.975	21.16	169
	2,696.220		$ 62,482

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Janus Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	3,231.649	$ 18.53	$ 59,882
Qualified X (1.25)	18.723	19.82	371
Qualified XII (0.50)	203.562	12.07	2,457
Qualified XII (0.55)	7.042	11.32	80
Qualified XII (0.65)	75.430	11.19	844
Qualified XII (0.70)	970.990	11.12	10,797
Qualified XII (0.80)	55.844	12.10	676
Qualified XII (0.85)	32.192	16.73	539
Qualified XII (0.90)	394.275	11.62	4,581
Qualified XII (0.95)	89.401	16.50	1,475
Qualified XII (1.00)	9.534	16.39	156
Qualified XII (1.40)	3.782	15.52	59
Qualified XVII	4.151	18.53	77
Qualified XXXIV	219.986	8.02	1,764
	5,316.561		$ 83,758
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	5,388.932	$ 20.19	$ 108,803
Qualified XII (0.45)	0.092	10.60	1
Qualified XII (0.50)	225.303	11.83	2,665
Qualified XII (0.65)	253.698	10.36	2,628
Qualified XII (0.70)	1,044.948	10.30	10,763
Qualified XII (0.80)	985.211	11.97	11,793
Qualified XII (0.85)	97.437	17.46	1,701
Qualified XII (0.90)	639.737	11.58	7,408
Qualified XII (0.95)	77.052	17.22	1,327
Qualified XII (1.00)	252.943	17.11	4,328
Qualified XII (1.15)	63.423	16.76	1,063
Qualified XII (1.20)	158.036	16.64	2,630
Qualified XII (1.50)	4.409	15.98	70
Qualified XVII	828.600	20.19	16,729
	10,019.821		$ 171,909

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING Custom Choice 62	2,274.820	$ 7.24	$ 16,470
ING MAP PLUS NP8	21,597.634	7.38	159,391
ING MAP PLUS NP17	1,062.351	7.29	7,745
Qualified VI	30,093.269	7.24	217,875
Qualified XII (0.00)	311.557	7.49	2,334
Qualified XII (0.30)	267.627	7.43	1,988
Qualified XII (0.40)	179.908	7.41	1,333
Qualified XII (0.50)	38,124.643	7.39	281,741
Qualified XII (0.55)	1,069.778	7.38	7,895
Qualified XII (0.60)	6,122.602	7.37	45,124
Qualified XII (0.65)	44.227	7.36	326
Qualified XII (0.70)	307.400	7.35	2,259
Qualified XII (0.75)	5,191.170	7.34	38,103
Qualified XII (0.80)	6,122.909	7.33	44,881
Qualified XII (0.85)	17,346.667	7.32	126,978
Qualified XII (0.95)	5,577.911	7.30	40,719
Qualified XII (1.00)	12,202.722	7.29	88,958
Qualified XII (1.05)	10.117	7.28	74
Qualified XII (1.10)	363.276	7.27	2,641
Qualified XII (1.15)	118.910	7.26	863
Qualified XII (1.20)	6,063.708	7.25	43,962
Qualified XII (1.25)	135.659	7.24	982
Qualified XII (1.40)	4.495	7.21	32
Qualified XII (1.50)	2,158.707	7.19	15,521
Qualified XVI	1,327.060	7.19	9,542
Qualified XXVI	554.144	7.34	4,067
Qualified LIV	8.879	7.33	65
	158,642.150		$ 1,161,869
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.00)	116.906	$ 10.34	$ 1,209
Qualified XII (1.05)	19,791.778	10.31	204,053
Qualified XXXIV	7,377.207	8.65	63,813
	27,285.891		$ 269,075

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
Qualified VI	72,170.012	$ 9.08	$ 655,304
Qualified XII (0.40)	2,941.067	9.20	27,058
Qualified XII (0.50)	5,129.923	9.19	47,144
Qualified XII (0.55)	88.137	9.18	809
Qualified XII (0.60)	5,343.303	9.17	48,998
Qualified XII (0.65)	176.265	9.17	1,616
Qualified XII (0.70)	368.516	9.16	3,376
Qualified XII (0.75)	5,763.321	9.15	52,734
Qualified XII (0.80)	4,763.434	9.14	43,538
Qualified XII (0.85)	6,653.196	9.14	60,810
Qualified XII (0.90)	439.054	9.13	4,009
Qualified XII (0.95)	14,220.822	9.12	129,694
Qualified XII (1.00)	43,931.625	9.11	400,217
Qualified XII (1.05)	233.616	9.11	2,128
Qualified XII (1.10)	223.225	9.10	2,031
Qualified XII (1.15)	4,678.938	9.09	42,532
Qualified XII (1.20)	5,929.955	9.08	53,844
Qualified XII (1.25)	1,455.868	9.08	13,219
Qualified XII (1.35)	13.155	9.06	119
Qualified XII (1.40)	532.385	9.05	4,818
Qualified XVI	1,618.958	9.04	14,635
Qualified XXI	94,682.910	9.14	865,402
Qualified XXXVIII	147.134	9.27	1,364
Qualified LIV	691.934	9.14	6,324
Qualified LVI	3,896.537	9.23	35,965
	276,093.290		$ 2,517,688
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	7,919.543	$ 10.94	$ 86,640
ING MAP PLUS NP10	4,729.597	10.90	51,553
ING MAP PLUS NP11	3,467.284	10.87	37,689
ING MAP PLUS NP12	2,930.779	10.84	31,770
ING MAP PLUS NP15	16,995.444	10.75	182,701
ING MAP PLUS NP16	11,496.302	10.71	123,125
ING MAP PLUS NP17	8,872.625	10.68	94,760
ING MAP PLUS NP20	9,939.053	10.59	105,255
ING MAP PLUS NP23	131.662	10.49	1,381
ING MAP PLUS NP25	905.661	10.43	9,446
ING MAP PLUS NP28	12,172.827	10.34	125,867
ING MAP PLUS NP30	1,356.524	10.28	13,945
ING MAP PLUS NP32	244.877	10.22	2,503
ING MAP PLUS NP35	914.669	10.13	9,266
Qualified XII (1.00)	14,006.669	12.70	177,885
	96,083.516		$ 1,053,786

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	18,575.951	$ 15.49	$ 287,741
ING MAP PLUS NP11	17,324.470	15.40	266,797
ING MAP PLUS NP12	1,044.798	15.36	16,048
ING MAP PLUS NP14	7,403.386	15.27	113,050
ING MAP PLUS NP17	3,471.857	15.13	52,529
ING MAP PLUS NP20	23,400.724	15.00	351,011
ING MAP PLUS NP21	152.908	14.95	2,286
ING MAP PLUS NP22	381.633	14.91	5,690
ING MAP PLUS NP23	291.235	14.86	4,328
ING MAP PLUS NP28	4,693.723	14.65	68,763
ING MAP PLUS NP29	9,950.948	14.60	145,284
ING MAP PLUS NP30	1,154.025	14.56	16,803
	87,845.658		$ 1,330,330
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	67,794.934	$ 11.44	$ 775,574
Contracts in accumulation period:
ING Custom Choice 62	589.945	10.66	6,289
ING Custom Choice 65	4,058.617	9.71	39,409
Qualified VI	1,486,108.289	11.07	16,451,219
Qualified X (1.15)	57,193.557	11.16	638,280
Qualified X (1.25)	192,648.565	11.07	2,132,620
Qualified XII (0.00)	9,017.950	12.30	110,921
Qualified XII (0.10)	56.604	12.20	691
Qualified XII (0.20)	107.273	12.10	1,298
Qualified XII (0.25)	15.609	12.04	188
Qualified XII (0.30)	284,892.703	11.99	3,415,864
Qualified XII (0.35)	672.180	11.94	8,026
Qualified XII (0.40)	26,703.906	11.89	317,509
Qualified XII (0.50)	107,340.586	11.79	1,265,546
Qualified XII (0.55)	39,404.991	11.74	462,615
Qualified XII (0.60)	17,082.235	11.69	199,691
Qualified XII (0.65)	132,172.100	11.64	1,538,483
Qualified XII (0.70)	51,978.509	11.60	602,951
Qualified XII (0.75)	91,267.114	11.55	1,054,135
Qualified XII (0.80)	106,699.845	11.50	1,227,048
Qualified XII (0.85)	1,405,638.324	11.45	16,094,559
Qualified XII (0.90)	42,976.168	11.40	489,928
Qualified XII (0.95)	272,007.300	11.35	3,087,283
Qualified XII (1.00)	982,771.021	11.30	11,105,313
Qualified XII (1.05)	22,904.016	11.26	257,899
Qualified XII (1.10)	47,684.323	11.21	534,541
Qualified XII (1.15)	47,913.558	11.16	534,715
Qualified XII (1.20)	14,277.951	11.12	158,771
Qualified XII (1.25)	102,003.441	11.07	1,129,178
Qualified XII (1.30)	1,317.803	11.02	14,522
Qualified XII (1.35)	3,620.499	10.98	39,753
Qualified XII (1.40)	7,786.871	10.93	85,111

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.45)	2,761.893	$ 10.88	$ 30,049
Qualified XII (1.50)	1,229.197	10.84	13,324
Qualified XIII	1,031.101	11.35	11,703
Qualified XV	6,354.667	11.35	72,125
Qualified XVI	44,447.308	10.84	481,809
Qualified XVII	2,939.940	11.07	32,545
Qualified XVIII	2,372.240	11.07	26,261
Qualified XXVI	9,590.115	11.40	109,327
Qualified XXVII	909,112.074	13.99	12,718,478
Qualified XXVIII	795,992.026	12.10	9,631,504
Qualified XXXII	7,775.164	11.15	86,693
Qualified XXXIII (0.65)	32,611.793	13.04	425,258
Qualified XXXIV	1,613.796	7.19	11,603
Qualified XXXVIII	11,641.543	7.25	84,401
Qualified XLIII	1,314.760	7.18	9,440
Qualified LIV	42,024.129	9.60	403,432
Qualified LVI	27,917.242	9.76	272,472
	7,527,435.775		$ 88,200,354
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	16,921.996	$ 11.29	$ 191,049
ING MAP PLUS NP12	3,517.450	11.19	39,360
ING MAP PLUS NP13	3,377.698	11.16	37,695
ING MAP PLUS NP15	871.231	11.10	9,671
ING MAP PLUS NP17	1,256.491	11.03	13,859
ING MAP PLUS NP20	501.126	10.93	5,477
	26,445.992		$ 297,111
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
Contracts in accumulation period:
Qualified XLII	180,777.440	$ 9.66	$ 1,746,310

Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING MAP PLUS NP6	6,159.998	$ 9.07	$ 55,871
ING MAP PLUS NP8	16,240.331	9.03	146,650
ING MAP PLUS NP11	15,321.419	8.98	137,586
ING MAP PLUS NP12	16,033.660	8.97	143,822
ING MAP PLUS NP13	4,751.398	8.95	42,525
ING MAP PLUS NP15	33,870.893	8.92	302,128
ING MAP PLUS NP16	403.533	8.90	3,591
ING MAP PLUS NP17	3,032.696	8.88	26,930
ING MAP PLUS NP18	2,338.595	8.87	20,743
ING MAP PLUS NP19	72.676	8.85	643
ING MAP PLUS NP20	1,223.738	8.84	10,818
ING MAP PLUS NP24	286.757	8.77	2,515
ING MAP PLUS NP25	3,719.675	8.75	32,547

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® - Trust
Class (continued)
ING MAP PLUS NP26	152.797	$ 8.74	$ 1,335
ING MAP PLUS NP28	41.251	8.71	359
Qualified VI	106,032.130	8.80	933,083
Qualified XII (0.00)	125.178	9.22	1,154
Qualified XII (0.30)	1,424.786	9.12	12,994
Qualified XII (0.40)	4,776.780	9.08	43,373
Qualified XII (0.50)	5,036.896	9.05	45,584
Qualified XII (0.55)	15,542.864	9.03	140,352
Qualified XII (0.60)	349.885	9.01	3,152
Qualified XII (0.65)	11,996.050	9.00	107,964
Qualified XII (0.70)	5,321.157	8.98	47,784
Qualified XII (0.75)	9,317.339	8.97	83,577
Qualified XII (0.80)	6,611.838	8.95	59,176
Qualified XII (0.85)	11,604.882	8.93	103,632
Qualified XII (0.90)	4,613.540	8.92	41,153
Qualified XII (0.95)	30,140.403	8.90	268,250
Qualified XII (1.00)	71,251.779	8.88	632,716
Qualified XII (1.05)	3,670.230	8.87	32,555
Qualified XII (1.10)	5,763.931	8.85	51,011
Qualified XII (1.15)	3,637.164	8.83	32,116
Qualified XII (1.20)	1,891.206	8.82	16,680
Qualified XII (1.25)	6,537.067	8.80	57,526
Qualified XII (1.30)	60.456	8.79	531
Qualified XII (1.35)	1,251.971	8.77	10,980
Qualified XII (1.40)	2,006.942	8.75	17,561
Qualified XII (1.45)	11.849	8.74	104
Qualified XV	276.924	8.90	2,465
Qualified XVI	8,632.768	8.72	75,278
Qualified LIV	1,046.404	9.00	9,418
Qualified LVI	1,473.309	9.15	13,481
	424,055.145		$ 3,771,713
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	115,665.916	$ 14.56	$ 1,684,096
ING MAP PLUS NP4	14,447.660	14.44	208,624
ING MAP PLUS NP6	10,404.683	14.35	149,307
ING MAP PLUS NP8	11,366.321	14.27	162,197
ING MAP PLUS NP9	4,447.928	14.22	63,250
ING MAP PLUS NP11	10,762.271	14.14	152,179
ING MAP PLUS NP12	8,819.133	14.10	124,350
ING MAP PLUS NP13	12.435	14.06	175
ING MAP PLUS NP14	17,758.368	14.02	248,972
ING MAP PLUS NP15	22,292.544	13.97	311,427
ING MAP PLUS NP16	161.012	13.93	2,243
ING MAP PLUS NP17	3,949.870	13.89	54,864
ING MAP PLUS NP18	19,908.604	13.85	275,734
ING MAP PLUS NP19	3,714.993	13.81	51,304
ING MAP PLUS NP20	12,505.048	13.77	172,195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3 (continued)
ING MAP PLUS NP21	8,823.162	$ 13.73	$ 121,142
ING MAP PLUS NP23	799.426	13.65	10,912
ING MAP PLUS NP24	19.170	13.61	261
ING MAP PLUS NP25	2.477	13.57	34
ING MAP PLUS NP26	2,355.477	13.53	31,870
ING MAP PLUS NP27	122.094	13.49	1,647
ING MAP PLUS NP28	1,951.970	13.45	26,254
ING MAP PLUS NP29	35.700	13.41	479
ING MAP PLUS NP30	1,687.609	13.37	22,563
ING MAP PLUS NP32	348.466	13.29	4,631
	272,362.337		$ 3,880,710
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	4,724.188	$ 14.43	$ 68,170
ING Custom Choice 65	1,960.632	13.60	26,665
Qualified V	208.117	13.91	2,895
Qualified VI	813,928.001	14.04	11,427,549
Qualified XII (0.00)	1,195.231	15.07	18,012
Qualified XII (0.25)	1,108.603	14.86	16,474
Qualified XII (0.30)	191,754.233	14.82	2,841,798
Qualified XII (0.35)	2,128.905	14.78	31,465
Qualified XII (0.40)	29,457.027	14.73	433,902
Qualified XII (0.50)	632,681.554	14.65	9,268,785
Qualified XII (0.55)	33,801.873	14.61	493,845
Qualified XII (0.60)	13,642.780	14.57	198,775
Qualified XII (0.65)	47,848.932	14.53	695,245
Qualified XII (0.70)	29,280.743	14.49	424,278
Qualified XII (0.75)	157,056.483	14.44	2,267,896
Qualified XII (0.80)	211,882.142	14.40	3,051,103
Qualified XII (0.85)	149,704.485	14.36	2,149,756
Qualified XII (0.90)	11,815.156	14.32	169,193
Qualified XII (0.95)	232,590.100	14.28	3,321,387
Qualified XII (1.00)	592,609.582	14.24	8,438,760
Qualified XII (1.05)	6,287.317	14.20	89,280
Qualified XII (1.10)	23,033.364	14.16	326,152
Qualified XII (1.15)	19,204.127	14.12	271,162
Qualified XII (1.20)	12,000.130	14.08	168,962
Qualified XII (1.25)	59,943.801	14.04	841,611
Qualified XII (1.30)	872.482	14.00	12,215
Qualified XII (1.35)	630.337	13.96	8,800
Qualified XII (1.40)	8,802.547	13.92	122,531
Qualified XII (1.45)	567.148	13.88	7,872
Qualified XII (1.50)	1,006.428	13.84	13,929
Qualified XV	1,764.126	14.28	25,192
Qualified XVI	10,862.621	13.84	150,339
Qualified XVII	2,793.136	14.15	39,523
Qualified XXI	268,153.197	14.40	3,861,406
Qualified XXVI	789.579	14.36	11,338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XXVII	595,160.398	$ 13.04	$ 7,760,892
Qualified XXXIII (0.65)	3,794.395	14.92	56,612
Qualified XXXVIII	8,156.924	8.43	68,763
Qualified XLIII	81.434	8.34	679
Qualified LIV	14,543.048	13.46	195,749
Qualified LVI	2,953.374	13.68	40,402
	4,200,778.680		$ 59,419,362
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	1,245.771	$ 10.03	$ 12,495
ING MAP PLUS NP9	17,360.110	10.00	173,601
ING MAP PLUS NP10	41.123	9.97	410
ING MAP PLUS NP12	1,457.883	9.92	14,462
ING MAP PLUS NP14	305.823	9.86	3,015
ING MAP PLUS NP15	19,013.879	9.83	186,906
ING MAP PLUS NP16	273.312	9.80	2,678
ING MAP PLUS NP18	6,717.087	9.74	65,424
ING MAP PLUS NP23	675.064	9.60	6,481
ING MAP PLUS NP26	2,361.134	9.51	22,454
ING MAP PLUS NP28	5,247.724	9.46	49,643
	54,698.910		$ 537,569
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	5,025.142	$ 30.19	$ 151,709
ING Custom Choice 65	12,545.270	21.72	272,483
ING MAP PLUS NP1	19,822.119	29.01	575,040
ING MAP PLUS NP3	76.706	28.84	2,212
ING MAP PLUS NP6	13,282.823	28.59	379,756
ING MAP PLUS NP8	1,696.501	28.42	48,215
ING MAP PLUS NP9	17,273.711	28.34	489,537
ING MAP PLUS NP10	2,110.811	28.25	59,630
ING MAP PLUS NP11	2,345.382	28.17	66,069
ING MAP PLUS NP12	1,351.618	28.09	37,967
ING MAP PLUS NP13	13,386.275	28.00	374,816
ING MAP PLUS NP14	4,506.132	27.92	125,811
ING MAP PLUS NP17	13,443.549	27.67	371,983
ING MAP PLUS NP18	1,705.529	27.59	47,056
ING MAP PLUS NP19	4,083.411	27.51	112,335
ING MAP PLUS NP20	9,013.495	27.43	247,240
ING MAP PLUS NP21	3,365.166	27.35	92,037
ING MAP PLUS NP22	214.908	27.27	5,861
ING MAP PLUS NP23	904.963	27.19	24,606
ING MAP PLUS NP24	152.947	27.11	4,146
ING MAP PLUS NP25	542.094	27.03	14,653
ING MAP PLUS NP26	560.212	26.95	15,098
ING MAP PLUS NP27	1,326.555	26.87	35,645
ING MAP PLUS NP28	10,921.538	26.79	292,588
ING MAP PLUS NP29	1,896.864	26.71	50,665

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
ING MAP PLUS NP30	931.477	$ 26.63	$ 24,805
ING MAP PLUS NP36	4.092	26.16	107
Qualified V	195.913	59.56	11,669
Qualified VI	1,135,349.496	60.46	68,643,231
Qualified XII (0.00)	3,446.292	67.99	234,313
Qualified XII (0.10)	13.980	67.35	942
Qualified XII (0.25)	922.779	66.41	61,282
Qualified XII (0.30)	34,513.005	66.10	2,281,310
Qualified XII (0.40)	57,137.628	65.48	3,741,372
Qualified XII (0.45)	82.308	65.17	5,364
Qualified XII (0.50)	290,951.019	64.87	18,873,993
Qualified XII (0.55)	21,707.065	64.56	1,401,408
Qualified XII (0.60)	12,579.636	64.26	808,367
Qualified XII (0.65)	61,857.742	63.96	3,956,421
Qualified XII (0.70)	91,718.863	63.66	5,838,823
Qualified XII (0.75)	23,489.464	63.36	1,488,292
Qualified XII (0.80)	45,493.352	63.07	2,869,266
Qualified XII (0.85)	143,669.656	62.77	9,018,144
Qualified XII (0.90)	24,570.365	62.48	1,535,156
Qualified XII (0.95)	171,984.565	62.18	10,694,000
Qualified XII (1.00)	624,578.199	61.89	38,655,145
Qualified XII (1.05)	13,795.779	61.60	849,820
Qualified XII (1.10)	21,939.459	61.32	1,345,328
Qualified XII (1.15)	42,527.743	61.03	2,595,468
Qualified XII (1.20)	4,866.241	60.74	295,575
Qualified XII (1.25)	47,303.291	60.46	2,859,957
Qualified XII (1.30)	1,892.439	60.17	113,868
Qualified XII (1.35)	613.280	59.89	36,729
Qualified XII (1.40)	5,626.836	59.61	335,416
Qualified XII (1.45)	1,249.721	59.33	74,146
Qualified XII (1.50)	393.044	59.05	23,209
Qualified XIII	1,292.137	62.18	80,345
Qualified XV	4,807.573	62.18	298,935
Qualified XVI	22,260.133	59.05	1,314,461
Qualified XVII	4,767.690	60.46	288,255
Qualified XXI	29,125.358	63.07	1,836,936
Qualified XXVI	2,434.437	62.44	152,006
Qualified XXVII	1,266,722.216	40.80	51,682,266
Qualified XXXIV	9,476.795	9.22	87,376
Qualified XXXVIII	71,820.227	9.31	668,646
Qualified XLIII	7,544.030	9.22	69,556
Qualified LIV	56,958.736	21.49	1,224,043
Qualified LVI	77,075.912	21.85	1,684,109
	4,581,243.694		$ 241,957,018

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP15	81.478	$ 12.93	$ 1,054
ING MAP PLUS NP29	0.044	12.41	1
Qualified VI	5,991.661	20.30	121,631
Qualified X (1.25)	26.170	20.30	531
Qualified XII (0.50)	114.946	22.16	2,547
Qualified XII (0.55)	3.680	21.97	81
Qualified XII (0.60)	19.380	21.84	423
Qualified XII (0.65)	36.815	21.71	799
Qualified XII (0.70)	3,319.890	21.59	71,676
Qualified XII (0.80)	206.010	21.39	4,407
Qualified XII (0.85)	537.856	21.27	11,440
Qualified XII (0.95)	183.416	21.02	3,855
Qualified XII (1.00)	1,064.635	20.90	22,251
Qualified XII (1.10)	124.811	20.66	2,579
Qualified XII (1.15)	373.317	20.54	7,668
Qualified XII (1.25)	152.305	20.30	3,092
Qualified XII (1.40)	0.028	19.94	1
Qualified XII (1.50)	12.741	19.71	251
Qualified XVII	918.123	20.30	18,638
	13,167.306		$ 272,925
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	9,401.085	$7.57 to $8.56	$ 72,290

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	444.803	$ 10.81	$ 4,808
Qualified V	591.557	10.73	6,347
Qualified VI	261,711.498	10.81	2,829,101
Qualified X (1.15)	4,254.076	12.38	52,665
Qualified X (1.25)	17,519.214	12.31	215,662
Qualified XII (0.00)	176.011	11.46	2,017
Qualified XII (0.25)	610.401	11.32	6,910
Qualified XII (0.30)	1,910.926	11.30	21,593
Qualified XII (0.40)	7,363.488	11.24	82,766
Qualified XII (0.50)	22,957.658	11.19	256,896
Qualified XII (0.55)	37,788.583	11.17	422,098
Qualified XII (0.60)	725.864	11.14	8,086
Qualified XII (0.65)	30,580.496	11.11	339,749
Qualified XII (0.70)	5,506.196	11.09	61,064
Qualified XII (0.75)	11,765.209	11.06	130,123
Qualified XII (0.80)	10,670.879	11.04	117,807
Qualified XII (0.85)	46,806.069	11.01	515,335
Qualified XII (0.90)	4,592.985	10.98	50,431
Qualified XII (0.95)	42,136.019	10.96	461,811
Qualified XII (1.00)	135,725.610	10.93	1,483,481
Qualified XII (1.05)	3,873.663	10.91	42,262

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small Cap Fund®/VA
(continued)
Qualified XII (1.10)	13,593.722	$ 10.88	$ 147,900
Qualified XII (1.15)	3,606.282	10.86	39,164
Qualified XII (1.20)	2,155.760	10.83	23,347
Qualified XII (1.25)	15,116.400	10.81	163,408
Qualified XII (1.30)	43.777	10.78	472
Qualified XII (1.35)	1,914.778	10.76	20,603
Qualified XII (1.40)	765.712	10.73	8,216
Qualified XII (1.45)	783.873	10.71	8,395
Qualified XIII	23.271	10.96	255
Qualified XV	4,937.499	10.96	54,115
Qualified XVI	7,392.471	10.68	78,952
Qualified XVIII	1,458.227	12.48	18,199
Qualified XXVI	645.396	10.98	7,086
Qualified XXXII	949.455	12.31	11,688
Qualified XXXIV	3,428.407	7.98	27,359
Qualified XXXVIII	6,145.412	8.06	49,532
Qualified XLIII	810.644	7.97	6,461
Qualified LIV	12,236.413	11.17	136,681
Qualified LVI	13,593.149	11.35	154,282
	737,311.853		$ 8,067,127
Oppenheimer MidCap Fund/VA
Currently payable annuity contracts	3,305.246	$3.61 to $7.21	$ 14,624

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	1,650.098	$ 16.23	$ 26,781
Qualified XII (0.55)	13.042	17.63	230
Qualified XII (0.60)	0.214	17.52	4
Qualified XII (0.65)	164.639	17.42	2,868
Qualified XII (0.70)	3,648.081	17.32	63,185
Qualified XII (0.85)	227.250	17.01	3,866
Qualified XII (0.95)	29.136	16.81	490
Qualified XII (1.00)	353.835	16.71	5,913
Qualified XII (1.45)	14.754	15.86	234
	6,101.049		$ 103,571

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund
Contracts in accumulation period:
ING Custom Choice 62	7,812.415	$ 11.39	$ 88,983
ING MAP PLUS NP1	12,170.534	11.87	144,464
ING MAP PLUS NP8	31,628.400	11.63	367,838
ING MAP PLUS NP9	3.846	11.59	45
ING MAP PLUS NP10	7,165.072	11.56	82,828
ING MAP PLUS NP11	14,314.378	11.52	164,902
ING MAP PLUS NP12	4,875.897	11.49	56,024
ING MAP PLUS NP13	11,711.485	11.46	134,214
ING MAP PLUS NP14	9,994.179	11.42	114,134
ING MAP PLUS NP16	3,194.700	11.35	36,260
ING MAP PLUS NP17	1,385.740	11.32	15,687
ING MAP PLUS NP18	3,464.905	11.29	39,119
ING MAP PLUS NP19	713.129	11.25	8,023
ING MAP PLUS NP20	10,096.603	11.22	113,284
ING MAP PLUS NP23	900.754	11.12	10,016
ING MAP PLUS NP24	126.848	11.09	1,407
ING MAP PLUS NP25	3,016.829	11.06	33,366
ING MAP PLUS NP26	2,817.883	11.02	31,053
ING MAP PLUS NP28	174.464	10.96	1,912
ING MAP PLUS NP30	69.735	10.89	759
Qualified V	260.210	10.49	2,730
Qualified VI	1,020,314.990	10.65	10,866,355
Qualified XII (0.00)	2,130.230	11.98	25,520
Qualified XII (0.30)	7,802.254	11.65	90,896
Qualified XII (0.40)	46,978.611	11.54	542,133
Qualified XII (0.50)	214,681.563	11.43	2,453,810
Qualified XII (0.55)	116,445.284	11.38	1,325,147
Qualified XII (0.60)	5,443.347	11.32	61,619
Qualified XII (0.65)	32,073.067	11.27	361,463
Qualified XII (0.70)	276,305.579	11.22	3,100,149
Qualified XII (0.75)	134,972.817	11.16	1,506,297
Qualified XII (0.80)	41,352.328	11.11	459,424
Qualified XII (0.85)	142,010.608	11.06	1,570,637
Qualified XII (0.90)	28,379.515	11.01	312,458
Qualified XII (0.95)	246,056.902	10.96	2,696,784
Qualified XII (1.00)	1,221,039.401	10.91	13,321,540
Qualified XII (1.05)	23,714.031	10.85	257,297
Qualified XII (1.10)	26,223.894	10.80	283,218
Qualified XII (1.15)	36,074.931	10.75	387,806
Qualified XII (1.20)	8,500.250	10.70	90,953
Qualified XII (1.25)	69,764.746	10.65	742,995
Qualified XII (1.30)	3,008.324	10.60	31,888
Qualified XII (1.35)	961.526	10.55	10,144
Qualified XII (1.40)	19,063.841	10.50	200,170
Qualified XII (1.45)	1,734.457	10.45	18,125
Qualified XII (1.50)	960.388	10.40	9,988
Qualified XVI	30,871.356	10.40	321,062

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund (continued)
Qualified XVII	1,007.192	$ 10.65	$ 10,727
Qualified XXI	12,946.431	11.11	143,835
Qualified XXVI	1,732.707	11.00	19,060
Qualified XXVII	1,035,188.005	10.93	11,314,605
Qualified XXXIV	1,527.478	8.31	12,693
Qualified XXXVIII	5,166.933	8.39	43,351
Qualified XLIII	299.202	8.30	2,483
Qualified LIV	8,325.539	10.78	89,749
Qualified LVI	4,943.054	10.96	54,176
	4,953,898.787		$ 54,185,605
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	5,497.739	$ 12.43	$ 68,337
ING Custom Choice 65	1,417.157	12.20	17,289
ING MAP PLUS NP6	9,009.822	12.36	111,361
ING MAP PLUS NP9	479.700	12.29	5,896
ING MAP PLUS NP10	4,365.129	12.27	53,560
ING MAP PLUS NP11	9,823.031	12.24	120,234
ING MAP PLUS NP12	53.634	12.22	655
ING MAP PLUS NP13	933.358	12.20	11,387
ING MAP PLUS NP14	31,228.727	12.18	380,366
ING MAP PLUS NP15	14,833.857	12.15	180,231
ING MAP PLUS NP17	448.729	12.11	5,434
ING MAP PLUS NP18	90.557	12.09	1,095
ING MAP PLUS NP22	10,563.002	12.00	126,756
ING MAP PLUS NP26	125.758	11.91	1,498
ING MAP PLUS NP28	5,690.652	11.87	67,548
ING MAP PLUS NP29	87.492	11.84	1,036
Qualified VI	1,515,334.972	12.68	19,214,447
Qualified X (1.15)	51,249.608	12.34	632,420
Qualified X (1.25)	159,058.500	12.27	1,951,648
Qualified XII (0.00)	39,532.629	13.61	538,039
Qualified XII (0.05)	214,563.471	13.57	2,911,626
Qualified XII (0.25)	878.028	13.42	11,783
Qualified XII (0.30)	25,399.656	13.38	339,847
Qualified XII (0.35)	2,179.305	13.34	29,072
Qualified XII (0.40)	247,264.095	13.31	3,291,085
Qualified XII (0.50)	862,846.917	13.23	11,415,465
Qualified XII (0.55)	79,059.392	13.19	1,042,793
Qualified XII (0.60)	23,083.274	13.16	303,776
Qualified XII (0.65)	71,711.093	13.12	940,850
Qualified XII (0.70)	66,790.859	13.08	873,624
Qualified XII (0.75)	649,055.365	13.04	8,463,682
Qualified XII (0.80)	137,907.674	13.01	1,794,179
Qualified XII (0.85)	288,706.416	12.97	3,744,522
Qualified XII (0.90)	46,669.757	12.93	603,440
Qualified XII (0.95)	288,202.598	12.90	3,717,814
Qualified XII (1.00)	2,286,826.483	12.86	29,408,589

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified XII (1.05)	26,578.459	$ 12.82	$ 340,736
Qualified XII (1.10)	34,569.307	12.79	442,141
Qualified XII (1.15)	46,515.008	12.75	593,066
Qualified XII (1.20)	16,211.635	12.71	206,050
Qualified XII (1.25)	117,674.365	12.68	1,492,111
Qualified XII (1.30)	5,514.514	12.64	69,703
Qualified XII (1.35)	429.155	12.61	5,412
Qualified XII (1.40)	12,381.305	12.57	155,633
Qualified XII (1.45)	146.982	12.54	1,843
Qualified XII (1.50)	858.746	12.50	10,734
Qualified XV	9,721.426	12.90	125,406
Qualified XVI	41,522.319	12.50	519,029
Qualified XVII	1,443.294	12.78	18,445
Qualified XVIII	16,905.876	12.44	210,309
Qualified XXI	19,772.380	13.01	257,239
Qualified XXVI	1,238.714	12.96	16,054
Qualified XXVIII	1,304,222.237	11.57	15,089,851
Qualified XXXII	403.515	12.27	4,951
Qualified XXXIII (0.65)	8,382.813	12.86	107,803
Qualified XXXIV	919.313	11.21	10,305
Qualified XXXVIII	18,458.963	11.32	208,955
Qualified XLIII	854.757	11.20	9,573
Qualified LIV	15,492.930	12.07	187,000
Qualified LVI	21,682.056	12.27	266,039
	8,872,868.505		$ 112,729,772
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	127,479.176	$ 12.86	$ 1,639,382
ING MAP PLUS NP4	10,192.225	12.74	129,849
ING MAP PLUS NP6	22,627.344	12.67	286,688
ING MAP PLUS NP8	26,914.082	12.60	339,117
ING MAP PLUS NP9	33,186.815	12.56	416,826
ING MAP PLUS NP10	13,715.439	12.52	171,717
ING MAP PLUS NP11	14,250.294	12.48	177,844
ING MAP PLUS NP12	226.657	12.45	2,822
ING MAP PLUS NP13	519.956	12.41	6,453
ING MAP PLUS NP14	14,680.019	12.37	181,592
ING MAP PLUS NP15	17,502.776	12.34	215,984
ING MAP PLUS NP16	4,906.245	12.30	60,347
ING MAP PLUS NP17	7,468.562	12.26	91,565
ING MAP PLUS NP18	11,648.592	12.23	142,462
ING MAP PLUS NP19	3,654.496	12.19	44,548
ING MAP PLUS NP20	25,932.783	12.16	315,343
ING MAP PLUS NP21	11,399.378	12.12	138,160
ING MAP PLUS NP22	1,369.333	12.08	16,542
ING MAP PLUS NP23	2,405.170	12.05	28,982
ING MAP PLUS NP24	1,391.210	12.01	16,708
ING MAP PLUS NP25	9,932.516	11.98	118,992

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield Fund - Class A (continued)
ING MAP PLUS NP26	277.443	$ 11.94	$ 3,313
ING MAP PLUS NP28	7,240.626	11.87	85,946
ING MAP PLUS NP29	459.360	11.84	5,439
ING MAP PLUS NP30	1,052.366	11.80	12,418
ING MAP PLUS NP32	2,106.799	11.73	24,713
ING MAP PLUS NP36	105.460	11.60	1,223
	372,645.122		$ 4,674,975
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	3,270.908	$ 9.06	$ 29,634
ING Custom Choice 65	3,535.056	9.27	32,770
ING MAP PLUS NP8	1,386.167	9.21	12,767
ING MAP PLUS NP11	3,061.364	9.17	28,073
ING MAP PLUS NP13	1,035.738	9.15	9,477
ING MAP PLUS NP15	1,658.338	9.12	15,124
ING MAP PLUS NP18	3,722.295	9.08	33,798
ING MAP PLUS NP22	965.718	9.04	8,730
ING MAP PLUS NP23	32.449	9.02	293
ING MAP PLUS NP24	77.107	9.01	695
ING MAP PLUS NP26	111.556	8.99	1,003
ING MAP PLUS NP28	206.417	8.96	1,849
Qualified VI	888,247.219	9.06	8,047,520
Qualified XII (0.00)	3,202.336	9.37	30,006
Qualified XII (0.05)	29,101.299	9.36	272,388
Qualified XII (0.25)	18,362.337	9.31	170,953
Qualified XII (0.30)	38,887.124	9.29	361,261
Qualified XII (0.40)	32,784.424	9.27	303,912
Qualified XII (0.45)	447.673	9.26	4,145
Qualified XII (0.50)	393,991.926	9.25	3,644,425
Qualified XII (0.55)	9,463.314	9.23	87,346
Qualified XII (0.60)	6,514.035	9.22	60,059
Qualified XII (0.65)	11,567.389	9.21	106,536
Qualified XII (0.70)	17,408.855	9.20	160,161
Qualified XII (0.75)	307,385.324	9.18	2,821,797
Qualified XII (0.80)	166,219.687	9.17	1,524,235
Qualified XII (0.85)	163,138.447	9.16	1,494,348
Qualified XII (0.90)	11,220.950	9.15	102,672
Qualified XII (0.95)	162,854.421	9.13	1,486,861
Qualified XII (1.00)	498,946.427	9.12	4,550,391
Qualified XII (1.05)	9,941.683	9.11	90,569
Qualified XII (1.10)	24,935.014	9.10	226,909
Qualified XII (1.15)	24,517.228	9.09	222,862
Qualified XII (1.20)	2,721.209	9.07	24,681
Qualified XII (1.25)	45,739.159	9.06	414,397
Qualified XII (1.30)	9.138	9.05	83
Qualified XII (1.35)	1,274.282	9.04	11,520
Qualified XII (1.40)	4,513.694	9.03	40,759
Qualified XII (1.45)	259.007	9.01	2,334

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XII (1.50)	38.099	$ 9.00	$ 343
Qualified XV	2,316.883	9.13	21,153
Qualified XVI	21,319.966	9.00	191,880
Qualified XVII	1,113.166	9.06	10,085
Qualified XXVI	2,886.260	9.18	26,496
Qualified XXXIV	2,031.690	7.14	14,506
Qualified XXXVIII	16,886.399	7.21	121,751
Qualified XLIII	3,495.415	7.13	24,922
Qualified LIV	17,040.072	9.17	156,257
Qualified LVI	47,077.175	9.32	438,759
	3,006,921.839		$ 27,443,495
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	614.698	$ 12.54	$ 7,708
Qualified V	822.004	12.02	9,880
Qualified VI	424,205.499	12.13	5,145,613
Qualified X (1.15)	26,897.564	12.26	329,764
Qualified X (1.25)	30,403.244	12.20	370,920
Qualified XII (0.00)	177.899	13.03	2,318
Qualified XII (0.25)	1,810.998	12.84	23,253
Qualified XII (0.30)	44,346.912	12.81	568,084
Qualified XII (0.35)	122.206	12.77	1,561
Qualified XII (0.40)	18,191.801	12.73	231,582
Qualified XII (0.50)	8,069.438	12.66	102,159
Qualified XII (0.55)	16,452.707	12.63	207,798
Qualified XII (0.60)	24,980.513	12.59	314,505
Qualified XII (0.65)	22,810.247	12.55	286,269
Qualified XII (0.70)	11,164.699	12.52	139,782
Qualified XII (0.75)	13,133.125	12.48	163,901
Qualified XII (0.80)	23,447.052	12.45	291,916
Qualified XII (0.85)	43,502.726	12.41	539,869
Qualified XII (0.90)	29,339.210	12.38	363,219
Qualified XII (0.95)	90,535.581	12.34	1,117,209
Qualified XII (1.00)	631,048.891	12.31	7,768,212
Qualified XII (1.05)	13,212.075	12.27	162,112
Qualified XII (1.10)	12,418.286	12.24	152,000
Qualified XII (1.15)	17,456.458	12.20	212,969
Qualified XII (1.20)	3,434.794	12.17	41,801
Qualified XII (1.25)	36,256.891	12.13	439,796
Qualified XII (1.35)	440.112	12.06	5,308
Qualified XII (1.40)	6,009.767	12.03	72,297
Qualified XII (1.45)	740.561	12.00	8,887
Qualified XII (1.50)	582.785	11.96	6,970
Qualified XV	1,386.961	12.34	17,115
Qualified XVI	24,190.319	11.96	289,316
Qualified XVIII	1,126.514	12.36	13,924
Qualified XXVI	2,066.246	12.41	25,642
Qualified XXXII	208.736	12.20	2,547
Qualified XXXIV	6,035.837	10.09	60,902

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I (continued)
Qualified XXXVIII	14,622.472	$ 10.19	$ 149,003
Qualified XLIII	305.865	10.08	3,083
Qualified LIV	3,879.833	12.18	47,256
Qualified LVI	11,719.056	12.38	145,082
	1,618,170.582		$ 19,841,532
Premier VIT OpCap Mid Cap Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	106.301	$ 7.73	$ 822
ING MAP PLUS NP4	319.436	7.91	2,527
ING MAP PLUS NP6	5,222.180	7.88	41,151
ING MAP PLUS NP11	4,084.250	7.83	31,980
ING MAP PLUS NP15	8,718.056	7.79	67,914
ING MAP PLUS NP21	1,546.299	7.73	11,953
ING MAP PLUS NP28	34.059	7.66	261
Qualified VI	170,027.984	7.73	1,314,316
Qualified XII (0.00)	293.476	7.99	2,345
Qualified XII (0.25)	954.868	7.94	7,582
Qualified XII (0.30)	45,293.831	7.93	359,180
Qualified XII (0.40)	12,617.172	7.91	99,802
Qualified XII (0.50)	99,276.433	7.88	782,298
Qualified XII (0.55)	5,581.048	7.87	43,923
Qualified XII (0.60)	1,935.969	7.86	15,217
Qualified XII (0.65)	4,084.761	7.85	32,065
Qualified XII (0.70)	11,487.403	7.84	90,061
Qualified XII (0.75)	34,080.731	7.83	266,852
Qualified XII (0.80)	10,686.123	7.82	83,565
Qualified XII (0.85)	71,191.215	7.81	556,003
Qualified XII (0.90)	834.673	7.80	6,510
Qualified XII (0.95)	39,061.077	7.79	304,286
Qualified XII (1.00)	367,042.117	7.78	2,855,588
Qualified XII (1.05)	1,646.853	7.77	12,796
Qualified XII (1.10)	763.680	7.76	5,926
Qualified XII (1.15)	1,210.631	7.75	9,382
Qualified XII (1.20)	660.298	7.74	5,111
Qualified XII (1.25)	8,822.700	7.73	68,199
Qualified XII (1.30)	10.276	7.72	79
Qualified XII (1.35)	3,702.619	7.71	28,547
Qualified XII (1.40)	75.773	7.70	583
Qualified XII (1.50)	439.104	7.68	3,372
Qualified XV	1,717.408	7.79	13,379
Qualified XVI	5,319.635	7.68	40,855
Qualified XXI	3,731.522	7.82	29,181
Qualified XXVI	1,180.983	7.83	9,247
Qualified LIV	5,243.570	7.82	41,005
Qualified LVI	7,184.345	7.95	57,116
	936,188.859		$ 7,300,979

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
RiverSource® Diversified Equity Income Fund -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP6	20,137.915	$ 7.85	$ 158,083
ING MAP PLUS NP9	1,559.284	7.83	12,209
ING MAP PLUS NP15	2,089.896	7.80	16,301
ING MAP PLUS NP17	1,785.174	7.78	13,889
ING MAP PLUS NP23	4,187.932	7.74	32,415
	29,760.201		$ 232,897
RiverSource® Diversified Equity Income Fund -
Class R-4
Contracts in accumulation period:
Qualified VI	88,603.649	$ 7.76	$ 687,564
Qualified XII (0.30)	32,561.557	7.88	256,585
Qualified XII (0.40)	13,828.649	7.87	108,831
Qualified XII (0.50)	8,607.167	7.86	67,652
Qualified XII (0.55)	7,243.940	7.85	56,865
Qualified XII (0.65)	13,149.585	7.84	103,093
Qualified XII (0.70)	2,079.379	7.83	16,282
Qualified XII (0.75)	17,563.402	7.83	137,521
Qualified XII (0.80)	15,905.330	7.82	124,380
Qualified XII (0.85)	37,926.471	7.81	296,206
Qualified XII (0.95)	18,921.929	7.80	147,591
Qualified XII (1.00)	31,964.024	7.79	249,000
Qualified XII (1.05)	954.539	7.79	7,436
Qualified XII (1.10)	2,262.848	7.78	17,605
Qualified XII (1.15)	1,018.291	7.77	7,912
Qualified XII (1.20)	42.889	7.77	333
Qualified XII (1.25)	10,471.439	7.76	81,258
Qualified XII (1.30)	6.854	7.75	53
Qualified XII (1.35)	2,525.053	7.75	19,569
Qualified XII (1.50)	988.691	7.73	7,643
Qualified XIII	965.249	7.80	7,529
Qualified XVI	2,691.054	7.73	20,802
Qualified XXI	68,063.295	7.82	532,255
Qualified XXXVIII	2,644.101	7.92	20,941
Qualified LIV	31,563.850	7.82	246,829
Qualified LVI	22.155	7.89	175
	412,575.390		$ 3,221,910

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	70.191	$ 8.27	$ 580
Qualified VI	116,360.813	8.27	962,304
Qualified XII (0.00)	78.258	8.44	660
Qualified XII (0.25)	162.358	8.40	1,364
Qualified XII (0.30)	2,107.023	8.40	17,699
Qualified XII (0.40)	18,329.394	8.38	153,600
Qualified XII (0.50)	2,796.661	8.37	23,408
Qualified XII (0.55)	29.557	8.36	247
Qualified XII (0.60)	9,843.738	8.35	82,195
Qualified XII (0.65)	1,383.193	8.35	11,550
Qualified XII (0.70)	2,558.131	8.34	21,335
Qualified XII (0.75)	17,078.490	8.33	142,264
Qualified XII (0.80)	7,510.330	8.33	62,561
Qualified XII (0.85)	3,192.556	8.32	26,562
Qualified XII (0.90)	4,016.190	8.31	33,375
Qualified XII (0.95)	25,038.442	8.31	208,069
Qualified XII (1.00)	85,579.475	8.30	710,310
Qualified XII (1.05)	1,719.860	8.29	14,258
Qualified XII (1.10)	6,047.486	8.29	50,134
Qualified XII (1.15)	6,229.428	8.28	51,580
Qualified XII (1.20)	37.770	8.27	312
Qualified XII (1.25)	7,243.815	8.27	59,906
Qualified XII (1.40)	19.337	8.25	160
Qualified XII (1.50)	960.383	8.23	7,904
Qualified XV	151.207	8.31	1,257
Qualified XVI	626.119	8.23	5,153
Qualified XXXIV	855.049	8.36	7,148
Qualified XXXVIII	85.091	8.44	718
Qualified XLIII	30.419	8.35	254
Qualified LIV	2,806.191	8.33	23,376
Qualified LVI	2,063.681	8.40	17,335
	325,010.636		$ 2,697,578
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP3	153.095	$ 14.20	$ 2,174
ING MAP PLUS NP8	5,819.572	13.99	81,416
ING MAP PLUS NP9	16,975.809	13.95	236,813
ING MAP PLUS NP12	759.454	13.83	10,503
ING MAP PLUS NP14	24,615.231	13.75	338,459
ING MAP PLUS NP19	4,402.692	13.55	59,656
ING MAP PLUS NP20	18,488.965	13.51	249,786
ING MAP PLUS NP21	322.393	13.47	4,343
ING MAP PLUS NP22	270.968	13.43	3,639
ING MAP PLUS NP23	374.164	13.39	5,010
ING MAP PLUS NP27	576.601	13.23	7,628
	72,758.944		$ 999,427

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	11,821.940	$ 9.21	$ 108,880

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	4,584.848	$ 14.02	$ 64,280
ING MAP PLUS NP9	4,513.833	13.98	63,103
ING MAP PLUS NP10	14,080.502	13.94	196,282
ING MAP PLUS NP11	11,162.109	13.89	155,042
ING MAP PLUS NP12	1,992.555	13.85	27,597
ING MAP PLUS NP13	31.878	13.81	440
ING MAP PLUS NP14	403.463	13.77	5,556
ING MAP PLUS NP16	16,245.255	13.69	222,398
ING MAP PLUS NP17	3,637.957	13.65	49,658
ING MAP PLUS NP18	13,106.609	13.61	178,381
ING MAP PLUS NP20	1,659.838	13.53	22,458
ING MAP PLUS NP22	87.019	13.45	1,170
ING MAP PLUS NP23	2,532.658	13.41	33,963
ING MAP PLUS NP26	201.093	13.29	2,673
ING MAP PLUS NP28	7,685.603	13.21	101,527
ING MAP PLUS NP29	1,024.855	13.18	13,508
ING MAP PLUS NP30	453.049	13.14	5,953
ING MAP PLUS NP32	177.187	13.06	2,314
	83,580.311		$ 1,146,303
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	13,970.021	$ 17.06	$ 238,329
ING Custom Choice 65	626.254	15.40	9,644
Qualified V	19,362.403	16.64	322,190
Qualified VI	2,445,056.823	16.79	41,052,504
Qualified XII (0.00)	5,067.451	27.54	139,558
Qualified XII (0.10)	5.256	27.31	144
Qualified XII (0.25)	3,224.572	26.97	86,967
Qualified XII (0.30)	56,271.697	26.86	1,511,458
Qualified XII (0.35)	996.880	26.74	26,657
Qualified XII (0.40)	152,510.301	26.63	4,061,349
Qualified XII (0.50)	768,873.154	26.41	20,305,940
Qualified XII (0.55)	43,000.508	26.29	1,130,483
Qualified XII (0.60)	34,294.087	26.18	897,819
Qualified XII (0.65)	59,288.212	26.07	1,545,644
Qualified XII (0.70)	68,133.261	25.96	1,768,739
Qualified XII (0.75)	638,291.998	25.85	16,499,848
Qualified XII (0.80)	103,251.305	25.74	2,657,689
Qualified XII (0.85)	292,953.126	17.18	5,032,935
Qualified XII (0.90)	40,252.341	25.53	1,027,642
Qualified XII (0.95)	588,105.494	17.08	10,044,842
Qualified XII (1.00)	2,191,367.839	17.03	37,318,994
Qualified XII (1.05)	51,996.877	16.98	882,907

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A (continued)
Qualified XII (1.10)	44,154.122	$ 16.94	$ 747,971
Qualified XII (1.15)	89,901.687	16.89	1,518,439
Qualified XII (1.20)	15,900.987	16.84	267,773
Qualified XII (1.25)	135,706.771	16.79	2,278,517
Qualified XII (1.35)	6,163.456	16.70	102,930
Qualified XII (1.40)	12,037.499	16.65	200,424
Qualified XII (1.45)	1,256.263	16.60	20,854
Qualified XII (1.50)	893.092	16.56	14,790
Qualified XIII	2,398.680	17.08	40,969
Qualified XV	6,107.407	17.08	104,315
Qualified XVI	65,785.683	16.56	1,089,411
Qualified XVII	4,221.291	16.92	71,424
Qualified XXI	25,641.474	17.23	441,803
Qualified XXVI	3,998.980	17.17	68,662
Qualified XXXIV	4,690.234	12.50	58,628
Qualified XXXVIII	24,557.764	12.62	309,919
Qualified XLIII	1,623.145	12.49	20,273
Qualified LIV	64,156.736	15.24	977,749
Qualified LVI	46,050.612	15.49	713,324
	8,132,145.743		$ 155,610,457
Van Kampen Small Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	5,598.949	$ 12.91	$ 72,282

Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	6,030.902	$ 11.87	$ 71,587
ING MAP PLUS NP29	1,114.240	11.18	12,457
	7,145.142		$ 84,044
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	11,334.015	$ 11.27	$ 127,734
ING MAP PLUS NP14	251.235	11.17	2,806
ING MAP PLUS NP15	3,393.780	11.14	37,807
ING MAP PLUS NP17	4,193.417	11.08	46,463
ING MAP PLUS NP29	988.055	10.71	10,582
	20,160.502		$ 225,392
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	952.295	$ 10.94	$ 10,418
ING MAP PLUS NP13	1,805.752	10.79	19,484
ING MAP PLUS NP14	3,085.314	10.76	33,198
ING MAP PLUS NP17	192.071	10.67	2,049
ING MAP PLUS NP29	2,710.565	10.31	27,946
	8,745.997		$ 93,095

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International
Contracts in accumulation period:
ING Custom Choice 62	678.636	$ 8.33	$ 5,653
ING Custom Choice 65	2,398.651	8.52	20,437
ING MAP PLUS NP6	2,572.665	8.51	21,893
ING MAP PLUS NP8	13,250.764	8.48	112,366
ING MAP PLUS NP9	2,446.470	8.47	20,722
ING MAP PLUS NP12	199.488	8.44	1,684
ING MAP PLUS NP13	927.549	8.43	7,819
ING MAP PLUS NP15	1,629.319	8.41	13,703
ING MAP PLUS NP17	504.589	8.38	4,228
ING MAP PLUS NP18	1,501.324	8.37	12,566
ING MAP PLUS NP21	2,091.199	8.34	17,441
ING MAP PLUS NP22	157.861	8.33	1,315
ING MAP PLUS NP26	109.873	8.28	910
ING MAP PLUS NP28	982.120	8.26	8,112
Qualified VI	291,123.911	8.33	2,425,062
Qualified XII (0.00)	620.559	8.61	5,343
Qualified XII (0.05)	4,592.377	8.61	39,540
Qualified XII (0.10)	94.936	8.59	816
Qualified XII (0.25)	474.078	8.55	4,053
Qualified XII (0.30)	8,016.296	8.54	68,459
Qualified XII (0.40)	17,370.813	8.52	147,999
Qualified XII (0.50)	480,499.545	8.50	4,084,246
Qualified XII (0.55)	7,544.711	8.48	63,979
Qualified XII (0.60)	1,260.715	8.47	10,678
Qualified XII (0.65)	7,388.714	8.46	62,509
Qualified XII (0.70)	8,064.008	8.45	68,141
Qualified XII (0.75)	187,427.084	8.44	1,581,885
Qualified XII (0.80)	74,098.363	8.43	624,649
Qualified XII (0.85)	111,338.097	8.42	937,467
Qualified XII (0.90)	4,078.094	8.41	34,297
Qualified XII (0.95)	51,832.248	8.39	434,873
Qualified XII (1.00)	338,139.589	8.38	2,833,610
Qualified XII (1.05)	2,461.956	8.37	20,607
Qualified XII (1.10)	5,578.841	8.36	46,639
Qualified XII (1.15)	11,101.522	8.35	92,698
Qualified XII (1.20)	3,515.369	8.34	29,318
Qualified XII (1.25)	20,190.921	8.33	168,190
Qualified XII (1.30)	8.043	8.32	67
Qualified XII (1.35)	138.836	8.31	1,154
Qualified XII (1.40)	489.713	8.29	4,060
Qualified XII (1.45)	351.693	8.28	2,912
Qualified XII (1.50)	937.297	8.27	7,751
Qualified XV	2,217.989	8.39	18,609
Qualified XVI	6,155.457	8.27	50,906
Qualified XVII	990.432	8.33	8,250
Qualified XXI	10,905.892	8.43	91,937
Qualified XXVI	1,021.941	8.44	8,625

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International (continued)
Qualified XXXIV	68.166	$ 7.60	$ 518
Qualified XXXVIII	2,199.764	7.67	16,872
Qualified XLIII	99.813	7.59	758
Qualified LIV	15,733.813	8.43	132,636
Qualified LVI	6,432.251	8.56	55,060
	1,714,014.355		$ 14,434,022
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	2,936.395	$ 13.53	$ 39,729
ING Custom Choice 65	1,455.685	13.22	19,244
Qualified V	122.869	13.01	1,599
Qualified VI	1,197,490.607	13.12	15,711,077
Qualified X (1.15)	37,077.301	13.70	507,959
Qualified X (1.25)	49,112.553	13.63	669,404
Qualified XII (0.00)	3,722.513	14.09	52,450
Qualified XII (0.05)	191,467.132	14.06	2,692,028
Qualified XII (0.10)	15.877	14.01	222
Qualified XII (0.25)	1,264.904	13.89	17,570
Qualified XII (0.30)	110,640.221	13.85	1,532,367
Qualified XII (0.35)	1,393.812	13.81	19,249
Qualified XII (0.40)	21,711.942	13.77	298,973
Qualified XII (0.50)	770,788.960	13.69	10,552,101
Qualified XII (0.55)	97,753.295	13.66	1,335,310
Qualified XII (0.60)	5,107.763	13.62	69,568
Qualified XII (0.65)	559,972.845	13.58	7,604,431
Qualified XII (0.70)	66,123.845	13.54	895,317
Qualified XII (0.75)	229,138.070	13.50	3,093,364
Qualified XII (0.80)	52,757.371	13.46	710,114
Qualified XII (0.85)	294,721.678	13.43	3,958,112
Qualified XII (0.90)	16,337.111	13.39	218,754
Qualified XII (0.95)	206,583.714	13.35	2,757,893
Qualified XII (1.00)	932,386.683	13.31	12,410,067
Qualified XII (1.05)	12,367.323	13.27	164,114
Qualified XII (1.10)	23,548.550	13.24	311,783
Qualified XII (1.15)	36,490.217	13.20	481,671
Qualified XII (1.20)	7,401.831	13.16	97,408
Qualified XII (1.25)	47,807.239	13.12	627,231
Qualified XII (1.30)	300.565	13.09	3,934
Qualified XII (1.35)	412.579	13.05	5,384
Qualified XII (1.40)	5,175.018	13.01	67,327
Qualified XII (1.45)	175.008	12.98	2,272
Qualified XII (1.50)	1,273.192	12.94	16,475
Qualified XV	2,127.236	13.35	28,399
Qualified XVI	22,138.617	12.94	286,474
Qualified XVII	7.899	13.23	105
Qualified XVIII	3,704.010	13.81	51,152
Qualified XXI	24,390.718	13.46	328,299
Qualified XXVI	2,188.166	13.42	29,365

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger Select (continued)
Qualified XXXIII (0.65)	3,456.064	$ 14.00	$ 48,385
Qualified XXXIV	2,709.977	7.93	21,490
Qualified XXXVIII	8,455.045	8.01	67,725
Qualified XLIII	1,129.061	7.92	8,942
Qualified LIV	42,809.570	13.08	559,949
Qualified LVI	23,091.427	13.29	306,885
	5,121,242.458		$ 68,681,671
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62	1,694.809	$ 12.00	$ 20,338
ING MAP PLUS NP11	111.707	13.36	1,492
Qualified V	22.846	11.69	267
Qualified VI	440,069.046	11.80	5,192,815
Qualified X (1.15)	5,914.973	12.42	73,464
Qualified X (1.25)	28,912.560	12.35	357,070
Qualified XII (0.05)	43,271.061	12.64	546,946
Qualified XII (0.10)	36.597	12.59	461
Qualified XII (0.25)	449.580	12.48	5,611
Qualified XII (0.30)	57,103.379	12.45	710,937
Qualified XII (0.40)	23,234.241	12.38	287,640
Qualified XII (0.50)	201,002.202	12.31	2,474,337
Qualified XII (0.55)	21,191.747	12.27	260,023
Qualified XII (0.60)	10,920.595	12.24	133,668
Qualified XII (0.65)	93,492.380	12.20	1,140,607
Qualified XII (0.70)	63,317.100	12.17	770,569
Qualified XII (0.75)	49,093.404	12.13	595,503
Qualified XII (0.80)	11,529.638	12.10	139,509
Qualified XII (0.85)	145,349.616	12.07	1,754,370
Qualified XII (0.90)	3,959.567	12.03	47,634
Qualified XII (0.95)	57,775.825	12.00	693,310
Qualified XII (1.00)	612,093.497	11.96	7,320,638
Qualified XII (1.05)	1,393.276	11.93	16,622
Qualified XII (1.10)	20,138.109	11.90	239,643
Qualified XII (1.15)	10,951.774	11.86	129,888
Qualified XII (1.20)	4,803.329	11.83	56,823
Qualified XII (1.25)	36,277.007	11.80	428,069
Qualified XII (1.30)	543.190	11.76	6,388
Qualified XII (1.35)	197.078	11.73	2,312
Qualified XII (1.40)	4,252.511	11.70	49,754
Qualified XII (1.45)	5,342.132	11.66	62,289
Qualified XII (1.50)	912.699	11.63	10,615
Qualified XV	434.323	12.00	5,212
Qualified XVI	12,176.067	11.63	141,608
Qualified XXI	9,967.965	12.10	120,612
Qualified XXVI	1,754.961	12.06	21,165
Qualified XXXIV	353.023	8.23	2,905
Qualified XXXVIII	9,423.538	8.31	78,310
Qualified XLIII	150.741	8.22	1,239
Qualified LIV	20,958.728	11.06	231,804
Qualified LVI	5,161.337	11.25	58,065
	2,015,738.158		$ 24,190,532

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	21,463.699	$ 10.73	$ 230,305
ING MAP PLUS NP8	5,604.330	10.51	58,902
ING MAP PLUS NP9	45,167.353	10.48	473,354
ING MAP PLUS NP11	42,548.684	10.42	443,357
ING MAP PLUS NP12	3,739.297	10.39	38,851
ING MAP PLUS NP13	277.803	10.36	2,878
ING MAP PLUS NP14	43,729.863	10.33	451,729
ING MAP PLUS NP15	62,876.520	10.30	647,628
ING MAP PLUS NP16	24,340.211	10.27	249,974
ING MAP PLUS NP17	8,479.323	10.24	86,828
ING MAP PLUS NP18	11,335.607	10.21	115,737
ING MAP PLUS NP19	5,980.361	10.18	60,880
ING MAP PLUS NP20	42,606.045	10.15	432,451
ING MAP PLUS NP21	50,036.709	10.12	506,371
ING MAP PLUS NP22	4,211.381	10.09	42,493
ING MAP PLUS NP23	12.420	10.06	125
ING MAP PLUS NP24	961.690	10.03	9,646
ING MAP PLUS NP25	3.188	10.00	32
ING MAP PLUS NP26	1,164.596	9.97	11,611
ING MAP PLUS NP27	498.467	9.94	4,955
ING MAP PLUS NP28	3,232.283	9.91	32,032
ING MAP PLUS NP29	21,044.783	9.88	207,922
ING MAP PLUS NP30	5,688.147	9.85	56,028
ING MAP PLUS NP32	863.967	9.80	8,467
	405,866.727		$ 4,172,556

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. -
Class R-4
Contracts in accumulation period:
ING Custom Choice 62	7,600.876	$ 10.47	$ 79,581
ING Custom Choice 65	43.946	10.29	452
Qualified V	2,169.674	10.16	22,044
Qualified VI	1,879,255.131	10.25	19,262,365
Qualified XII (0.00)	1,622.655	11.00	17,849
Qualified XII (0.25)	226.261	10.85	2,455
Qualified XII (0.30)	163,758.303	10.82	1,771,865
Qualified XII (0.40)	79,484.138	10.76	855,249
Qualified XII (0.50)	64,871.480	10.70	694,125
Qualified XII (0.55)	44,348.652	10.67	473,200
Qualified XII (0.60)	46,145.254	10.64	490,986
Qualified XII (0.65)	177,188.456	10.61	1,879,970
Qualified XII (0.70)	79,483.878	10.58	840,939
Qualified XII (0.75)	185,005.229	10.55	1,951,805
Qualified XII (0.80)	782,031.318	10.52	8,226,969
Qualified XII (0.85)	325,085.125	10.49	3,410,143
Qualified XII (0.90)	67,204.868	10.46	702,963
Qualified XII (0.95)	388,051.081	10.43	4,047,373
Qualified XII (1.00)	1,150,808.638	10.40	11,968,410
Qualified XII (1.05)	26,705.705	10.37	276,938
Qualified XII (1.10)	87,673.824	10.34	906,547
Qualified XII (1.15)	60,161.615	10.31	620,266
Qualified XII (1.20)	23,824.578	10.28	244,917
Qualified XII (1.25)	187,502.640	10.25	1,921,902
Qualified XII (1.30)	5.188	10.22	53
Qualified XII (1.35)	6,715.739	10.19	68,433
Qualified XII (1.40)	35,645.182	10.16	362,155
Qualified XII (1.45)	1,925.066	10.13	19,501
Qualified XIII	251.184	10.43	2,620
Qualified XV	7,229.105	10.43	75,400
Qualified XVI	34,697.894	10.11	350,796
Qualified XVII	12,731.991	10.33	131,521
Qualified XXI	97.977	10.52	1,031
Qualified XXVI	1,343.742	10.48	14,082
Qualified XXVII	1,250,276.155	9.93	12,415,242
Qualified XXXIV	5,577.945	7.60	42,392
Qualified XXXVIII	23,762.814	7.67	182,261
Qualified XLIII	527.204	7.59	4,001
Qualified LIV	49,353.467	10.18	502,418
Qualified LVI	15,249.438	10.35	157,832
	7,275,643.416		$ 74,999,051
Wells Fargo Advantage Small Cap Value Fund -
Class A
Contracts in accumulation period:
Qualified XII (1.00)	8,243.480	$ 10.71	$ 88,288

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Custom Choice 62

Group Contracts issued in connection with ING Custom Choice Special Pay product at
125 basis point charge.

ING Custom Choice 65

Group Contracts issued in connection with ING Custom Choice Original and Value product at 40 basis point charge.

ING Educator's Direct

Group Contracts issued in connection with ING Educator's Direct 403(b) program in
Delaware at a zero basis point charge, effective in 2009.

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 95 basis point charge.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXIV

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at 90 basis point charge.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXXVIII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

Qualified XLII

Group Contracts issued in connection with ING Custom Choice Original and Value product at a zero basis point charge.

Qualified XLIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 75 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM Mid Cap Core Equity Fund - Class A
2009	179	$12.24	to	$14.98	$2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
2008	23	$9.81	to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74	to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
2006	18	$12.67	to	$14.87	$234	0.76%	0.65%	to	1.70%	9.99%	to	10.40%
2005	16	$11.62	to	$13.52	$188	-	0.65%	to	1.60%	5.73%	to	6.77%
AIM Small Cap Growth Fund - Class A
2009	3		$11.58		$31	-		1.00%		33.26%
2008	2		$8.69		$20	-		1.00%		-39.40%
2007	2		$14.34		$34	-		1.00%		10.22%
2006	1		$13.01		$17	-		1.00%		13.23%
2005	1		$11.49		$8	0.25%		1.00%		7.18%
AIM Global Health Care Fund - Investor Class
2009	5	$30.63	to	$32.10	$164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39	to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%
2006	4	$31.61	to	$31.99	$114	-	0.90%	to	1.70%	3.36%	to	3.43%
2005	2	$30.81	to	$30.93	$68	(a)	0.90%	to	1.65%		(a)
AIM V.I. Capital Appreciation Fund - Series I Shares
2009	2,705	$4.78	to	$9.73	$20,643	0.61%	0.00%	to	1.50%	19.20%	to	21.14%
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
2006	3,257	$6.42	to	$12.36	$32,996	0.07%	0.00%	to	1.50%	4.72%	to	6.35%
2005	2,001	$6.22	to	$11.61	$19,374	0.06%	0.00%	to	1.50%	0.10%	to	8.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2009	4,159	$7.53	to	$12.96	$38,603	1.79%	0.00%	to	1.95%	25.79% to	28.38%
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20% to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45% to	8.04%
2006	5,005	$8.01	to	$13.60	$49,719	0.66%	0.00%	to	1.50%	15.02% to	16.80%
2005	3,691	$6.93	to	$11.81	$31,783	1.36%	0.00%	to	1.50%	3.66% to	5.23%
Alger Green Fund - Class A
2009	91	$8.26	to	$13.24	$1,064	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
AllianceBernstein Growth and Income Fund, Inc. -
Class A
2009	21	$9.07	to	$9.60	$196	1.17%	0.60%	to	1.55%	19.03% to	20.15%
2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57% to	-41.19%
2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75% to	4.39%
2006	5	$12.54	to	$12.76	$65	1.35%	1.05%	to	1.65%	15.48%
2005	4	$10.98	to	$10.99	$42	(f)	1.20%	to	1.25%	(f)
AllianceBernstein Growth and Income Portfolio -
Class A
2009	44	$9.79	to	$9.92	$434	3.98%	1.00%	to	1.25%	19.39% to	19.52%
2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39% to	-41.18%
2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78% to	4.06%
2006	41	$13.48	to	$13.56	$557	1.74%	1.00%	to	1.25%	15.91% to	15.97%
2005	22	$11.63	to	$11.65	$260	1.29%	1.15%	to	1.25%	3.56%
Allianz NFJ Dividend Value Fund - Class A
2009	11		$12.21		$134	(e)		1.00%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Allianz NFJ Large-Cap Value Fund - Institutional
Class
2009	165	$6.99	to	$7.13	$1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$580	(d)	0.00%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Allianz NFJ Small-Cap Value Fund - Class A
2009	39	$13.88	to	$14.77	$563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
2006	31	$15.28	to	$15.50	$477	1.87%	0.70%	to	1.20%	17.18%	to	17.59%
2005	30	$13.04	to	$13.14	$398	3.10%	0.80%	to	1.20%	9.33%
Amana Growth Fund
2009	546	$9.55	to	$12.44	$5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$36	(d)		0.05%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Amana Income Fund
2009	976	$9.83	to	$12.44	$10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$46	(d)		0.05%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
American Balanced Fund® - Class R-3
2009	524	$10.63	to	$11.58	$5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%
2006	422	$11.66	to	$12.12	$5,014	2.18%	0.20%	to	1.55%	9.69%	to	11.20%
2005	340	$10.63	to	$10.89	$3,656	2.07%	0.25%	to	1.55%	1.43%	to	2.54%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Inflation-Adjusted Bond Fund -
Investor Class
2009	846	$10.67	to	$10.78	$9,060	(e)	0.00%	to	1.65%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
American Century Income & Growth Fund - A Class
2009	523	$8.89	to	$27.50	$4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
2006	495	$12.01	to	$37.17	$5,990	1.59%	1.00%	to	1.10%	15.59%	to	15.70%
2005	539	$10.38	to	$31.95	$5,629	1.78%	1.00%	to	1.10%	3.36%	to	3.49%
Ariel Appreciation Fund
2009	55	$10.58	to	$11.46	$622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
2006	52	$11.91	to	$12.24	$629	0.05%	0.95%	to	1.90%	8.87%	to	9.87%
2005	35	$10.94	to	$11.16	$394	0.34%	0.85%	to	1.90%	1.47%	to	2.01%
Ariel Fund
2009	124	$9.68	to	$10.51	$1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%
2006	52	$12.51	to	$12.91	$660	-	0.70%	to	1.80%	8.48%	to	9.22%
2005	46	$11.56	to	$11.73	$537	0.58%	0.95%	to	1.70%	-0.43%	to	-0.34%
Artisan International Fund - Investor Shares
2009	233	$7.64	to	$13.31	$1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$324	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
2009	21	$12.58	to	$12.99	$263	(e)	0.40%	to	1.40%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
The Bond Fund of AmericaSM, Inc. - Class R-4
2009	604	$9.82	to	$10.07	$5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$1,929	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Calvert Social Balanced Portfolio
2009	2,270	$8.44	to	$28.29	$42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21%	to	2.75%
2006	2,925	$11.75	to	$32.97	$65,397	2.25%	0.00%	to	1.50%	7.14%	to	8.80%
2005	3,274	$11.39	to	$30.61	$66,533	1.77%	0.00%	to	1.50%	4.07%	to	5.61%
Capital World Growth & Income FundSM, Inc. -
Class R-3
2009	1	$12.84	to	$12.85	$14	(e)	0.50%	to	0.55%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ColumbiaSM Acorn Fund® - Class Z
2009	275	$8.74	to	$8.92	$2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
2008	126	$6.34	to	$6.39	$807	(d)	0.00%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)
Columbia Mid Cap Value Fund - Class A
2009	371	$7.90 to	$8.11	$2,961	0.84%	0.00% to 1.60%	30.15% to	32.30%
2008	258	$6.07 to	$6.13	$1,575	(d)	0.00% to 1.55%	(d)
2007	(d)	(d)		(d)	(d)	(d)	(d)
2006	(d)	(d)		(d)	(d)	(d)	(d)
2005	(d)	(d)		(d)	(d)	(d)	(d)
Columbia Mid Cap Value Fund - Class Z
2009	161	$8.04 to	$8.14	$1,314	1.07%	0.00% to 0.80%	31.59% to	32.57%
2008	91	$6.11 to	$6.14	$561	(d)	0.00% to 0.80%	(d)
2007	(d)	(d)		(d)	(d)	(d)	(d)
2006	(d)	(d)		(d)	(d)	(d)	(d)
2005	(d)	(d)		(d)	(d)	(d)	(d)
CRM Mid Cap Value Fund - Investor Shares
2009	6	$12.15 to	$12.17	$70	(e)	0.45% to 0.70%	(e)
2008	(e)	(e)		(e)	(e)	(e)	(e)
2007	(e)	(e)		(e)	(e)	(e)	(e)
2006	(e)	(e)		(e)	(e)	(e)	(e)
2005	(e)	(e)		(e)	(e)	(e)	(e)
DWS Equity 500 Index Fund - Class S
2009	21	$11.89		$247	1.93%	1.00%	25.03%
2008	18	$9.51		$168	2.02%	1.00%	-37.72%
2007	15	$15.27		$228	2.03%	1.00%	4.30%
2006	11	$14.64		$167	1.85%	1.00%	14.46%
2005	5	$12.79		$66	-	1.00%	3.65%
Eaton Vance Large-Cap Value Fund - Class R
2009	1	$12.21		$13	(e)	0.50% to 0.55%	(e)
2008	(e)	(e)		(e)	(e)	(e)	(e)
2007	(e)	(e)		(e)	(e)	(e)	(e)
2006	(e)	(e)		(e)	(e)	(e)	(e)
2005	(e)	(e)		(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2009	721	$14.98	to	$16.61	$11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99	to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
2007	486	$18.87	to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70%	to	18.27%
2006	225	$16.29	to	$16.91	$3,767	1.95%	0.25%	to	1.55%	19.60%	to	21.13%
2005	87	$13.62	to	$13.96	$1,208	1.93%	0.25%	to	1.55%	19.09%	to	20.14%
EuroPacific Growth Fund® - Class R-4
2009	15,890	$8.12	to	$16.80	$247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11%	to	18.85%
2006	8,654	$14.58	to	$17.16	$141,230	2.13%	0.00%	to	1.50%	20.03%	to	21.40%
2005	4,523	$12.09	to	$14.26	$61,647	2.63%	0.40%	to	1.50%	19.25%	to	20.43%
Evergreen Special Values Fund - Class A
2009	4,381	$8.26	to	$20.79	$82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%
2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%
2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51%	to	-8.57%
2006	4,425	$15.03	to	$24.96	$105,934	0.42%	0.50%	to	1.55%	19.54%	to	20.78%
2005	3,781	$12.57	to	$20.60	$75,301	0.93%	0.55%	to	1.55%	8.74%	to	9.85%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	15,503	$7.06	to	$24.68	$263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
2006	18,954	$13.23	to	$33.70	$455,731	3.30%	0.00%	to	1.95%	17.81%	to	20.16%
2005	19,555	$11.23	to	$28.36	$401,206	1.61%	0.00%	to	1.95%	4.15%	to	5.90%
Fidelity® VIP Growth Portfolio - Initial Class
2009	13,653	$6.55	to	$22.19	$190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
2006	16,905	$10.60	to	$26.69	$295,822	0.40%	0.00%	to	1.65%	5.20%	to	6.89%
2005	19,931	$9.98	to	$25.27	$329,184	0.51%	0.00%	to	1.80%	3.98%	to	5.79%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2009	828	$10.80	to	$11.79	$9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
2006	767	$10.04	to	$11.11	$7,752	8.35%	1.00%	to	1.50%	9.57%	to	10.12%
2005	647	$9.12	to	$9.19	$6,022	14.48%	1.00%	to	1.10%	1.56%	to	1.77%
Fidelity® VIP Overseas Portfolio - Initial Class
2009	2,527	$6.90	to	$18.33	$35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
2006	2,821	$11.47	to	$22.00	$51,710	0.89%	0.00%	to	1.50%	16.32%	to	18.09%
2005	2,828	$9.82	to	$18.63	$44,759	0.65%	0.00%	to	1.50%	5.21%	to	19.04%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	40,206	$7.59	to	$32.46	$970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%
2006	40,979	$12.07	to	$36.46	$1,176,582	1.31%	0.00%	to	1.95%	9.57%	to	11.73%
2005	37,845	$12.96	to	$32.97	$1,008,057	0.26%	0.00%	to	1.95%	14.84%	to	16.95%
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	4,173	$22.64	to	$22.84	$95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
2006	4,609	$27.75	to	$27.98	$128,845	1.65%	1.00%	to	1.10%	14.43%	to	14.58%
2005	4,779	$24.25	to	$24.42	$116,615	1.72%	1.00%	to	1.10%	3.72%	to	3.78%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2009	1,163		$11.99		$13,948	0.73%		-		40.07%
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
2006	446		$12.22		$5,451	(b)		-			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset ManagerSM Portfolio - Initial
Class
2009	979	$20.40	to	$20.58	$20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
2006	921	$19.79	to	$19.95	$18,360	2.71%	1.00%	to	1.10%	6.17%	to	6.29%
2005	994	$18.64	to	$18.77	$18,646	2.68%	1.00%	to	1.10%	2.93%	to	2.96%
Mutual Global Discovery Fund - Class R
2009	217	$14.51	to	$16.09	$3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
2006	89	$15.75	to	$16.30	$1,438	2.06%	0.35%	to	1.55%	20.97%	to	22.16%
2005	51	$13.02	to	$13.27	$667	1.41%	0.55%	to	1.55%	13.95%
Franklin Small-Mid Cap Growth Fund - Class A
2009	50	$10.84	to	$11.81	$563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%
2006	44	$12.43	to	$12.83	$556	-	0.65%	to	1.75%	5.76%	to	6.60%
2005	27	$11.80	to	$11.98	$318	-	0.80%	to	1.60%	8.86%
Franklin Small Cap Value Securities Fund - Class 2
2009	5,720	$8.12	to	$16.69	$86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
2006	4,814	$13.16	to	$20.37	$88,521	0.64%	0.15%	to	1.75%	15.05%	to	16.53%
2005	4,489	$12.96	to	$17.59	$72,308	0.78%	0.35%	to	1.65%	7.02%	to	8.16%
Fundamental InvestorsSM, Inc. - Class R-3
2009	63	$7.97	to	$8.12	$505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$13	(d)	0.40%	to	1.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM, Inc. - Class R-4
2009	2,700	$8.00	to	$8.20	$21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$8,280	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
The Growth Fund of America® - Class R-3
2009	1,299	$9.33	to	$12.36	$15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
2006	584	$10.67	to	$13.63	$7,813	0.76%	0.20%	to	1.55%	8.89%	to	10.29%
2005	319	$12.04	to	$12.34	$3,894	0.65%	0.25%	to	1.55%	12.28%	to	13.54%
The Growth Fund of America® - Class R-4
2009	23,386	$7.89	to	$12.56	$277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%
2006	14,655	$12.90	to	$13.73	$196,584	0.91%	0.30%	to	1.50%	9.29%	to	10.56%
2005	11,850	$11.74	to	$12.54	$145,130	0.93%	0.00%	to	1.50%	12.50%	to	13.63%
The Income Fund of America® - Class R-3
2009	149	$11.24	to	$12.47	$1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
2006	77	$13.12	to	$13.65	$1,032	3.12%	0.20%	to	1.55%	18.13%	to	19.60%
2005	26	$11.14	to	$11.38	$295	3.46%	0.30%	to	1.45%	1.73%	to	2.71%
ING Balanced Portfolio - Class I
2009	16,466	$8.44	to	$34.02	$341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
2006	24,020	$11.74	to	$38.67	$588,364	2.43%	0.00%	to	1.95%	7.84%	to	9.99%
2005	27,567	$11.37	to	$35.49	$637,454	2.34%	0.00%	to	1.50%	2.69%	to	4.25%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Real Estate Fund - Class A
2009	122	$12.60	to	$13.73	$1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%
2006	124	$18.70	to	$19.45	$2,373	2.49%	0.20%	to	1.55%	34.10%	to	35.71%
2005	67	$13.99	to	$14.31	$954	4.05%	0.25%	to	1.45%	10.59%	to	11.47%
ING GNMA Income Fund - Class A
2009	388	$11.85	to	$12.98	$4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
2006	91	$10.44	to	$10.87	$973	5.45%	0.20%	to	1.55%	2.75%	to	3.93%
2005	69	$10.11	to	$10.44	$712	4.48%	0.25%	to	1.55%	0.99%	to	2.25%
ING Intermediate Bond Fund - Class A
2009	334	$10.79	to	$11.83	$3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
2006	151	$10.53	to	$10.95	$1,633	4.65%	0.20%	to	1.55%	2.13%	to	3.33%
2005	79	$10.31	to	$10.52	$829	3.96%	0.45%	to	1.55%	1.66%	to	2.24%
ING Intermediate Bond Portfolio - Class I
2009	18,464	$10.21	to	$82.40	$378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
2006	19,472	$10.56	to	$87.81	$400,146	3.99%	0.00%	to	1.95%	2.02%	to	4.12%
2005	19,951	$10.32	to	$76.25	$405,018	3.79%	0.00%	to	1.90%	1.37%	to	3.16%
ING Intermediate Bond Portfolio - Class S
2009	33		$10.69		$349	7.13%		0.35%		10.89%
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%		5.27%
2006	1		$10.05		$12	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2009	2,803	$6.66	to	$13.86	$36,625	3.46%	0.00%	to	1.50%	18.42% to	20.21%
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46% to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70% to	16.46%
2006	1,766	$15.30	to	$17.79	$30,166	(b)	0.00%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	9,710	$7.55	to	$8.39	$79,020	0.58%	0.00%	to	1.50%	28.62% to	30.69%
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90% to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(c)	0.00%	to	1.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2009	17	$9.49	to	$9.65	$158	-	0.00%	to	0.50%	29.47% to	30.23%
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32% to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%	6.75%
2006	-		$11.40		-	(b)		-		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2009	22		$8.20		$177	-		0.35%		29.54%
2008	12		$6.33		$79	-		0.35%		-39.43%
2007	14		$10.45		$147	(c)		0.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2009	5,675	$8.82	to	$9.00	$50,442	2.45%	0.00%	to	1.50%	31.79% to	33.73%
2008	5,361	$6.69	to	$6.73	$35,967	(d)	0.00%	to	1.50%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Institutional Class
2009	158	$8.00	to	$8.31	$1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91	to	$10.08	$942	(h)	0.95%	to	1.95%	(h)
2006	61		$12.34		$754	(b)		0.95%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Clarion Real Estate Portfolio - Service Class
2009	3,220	$7.19	to	$8.52	$26,610	3.48%	0.00%	to	1.55%	33.83% to	35.89%
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46% to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97% to	-18.11%
2006	1,372	$12.28	to	$12.39	$16,905	(b)	0.35%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Evergreen Health Sciences Portfolio - Service
Class
2009	846	$8.43	to	$11.97	$9,719	-	0.00%	to	1.50%	18.24% to	20.17%
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73% to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93% to	8.55%
2006	351	$12.55	to	$12.87	$4,440	-	0.00%	to	1.50%	12.15% to	13.32%
2005	129	$11.19	to	$11.29	$1,446	(a)	0.50%	to	1.50%	(a)
ING Evergreen Omega Portfolio - Service Class
2009	29	$13.16	to	$13.39	$378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	(c)		-		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2009	3,350	$8.18	to	$12.94	$41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77% to	14.09%
2006	1,115	$13.00	to	$13.31	$14,604	-	0.35%	to	1.55%	10.25% to	11.36%
2005	390	$11.80	to	$11.88	$4,611	(a)	0.50%	to	1.50%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Institutional Class
2009	2		$11.31		$27	-		0.20%		37.59%
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(c)		0.20%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Global Resources Portfolio - Service Class
2009	10,029	$8.19	to	$12.38	$107,768	0.30%	0.00%	to	1.50%	35.47% to	37.64%
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88% to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(c)	0.00%	to	1.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Janus Contrarian Portfolio - Service Class
2009	1,691	$7.15	to	$8.00	$13,120	0.57%	0.00%	to	1.55%	34.33% to	36.52%
2008	1,285	$5.32	to	$5.86	$7,405	0.72%	0.00%	to	1.50%	-49.21% to	-49.00%
2007	403	$11.44	to	$11.49	$4,611	(c)	0.00%	to	0.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2009	25		$16.62		$421	1.01%		0.35%		70.29%
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
2006	4		$14.67		$57	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2009	2,123	$17.38	to	$17.39	$36,901	1.51%	0.95%	to	1.00%	70.32% to	70.39%
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66% to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
2006	1,901		$15.35		$29,171	0.67%		1.00%		34.77%
2005	1,396		$11.39		$15,902	(a)		1.00%		(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	1,541	$8.33	to	$21.25	$30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01%	to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42%	to	37.80%
2006	1,200	$11.43	to	$18.30	$21,610	0.43%	0.40%	to	1.50%	33.78%	to	35.12%
2005	512	$13.38	to	$13.50	$6,873	(a)	0.50%	to	1.50%		(a)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	324	$8.29	to	$11.65	$3,617	0.45%	0.00%	to	1.50%	25.40%	to	27.40%
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00%	to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16%	to	-2.13%
2006	126	$12.96	to	$13.25	$1,643	-	0.40%	to	1.50%	15.07%	to	16.04%
2005	25	$11.28	to	$11.38	$282	(a)	0.50%	to	1.40%		(a)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2009	9,595	$7.29	to	$8.60	$79,642	0.97%	0.00%	to	1.95%	16.79%	to	19.11%
2008	10,392	$6.17	to	$7.22	$73,160	3.25%	0.00%	to	1.95%	-37.67%	to	-36.48%
2007	11,800	$10.99	to	$11.33	$131,763	0.05%	0.20%	to	1.95%	2.79%	to	3.78%
2006	99	$10.77	to	$10.85	$1,068	(b)	0.50%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Service Class
2009	80	$8.06	to	$8.38	$668	0.85%	0.50%	to	1.55%	17.17%	to	17.99%
2008	72	$6.93	to	$7.06	$506	3.33%	0.65%	to	1.35%	-37.45%	to	-37.15%
2007	46	$11.08	to	$11.17	$516	(c)	0.85%	to	1.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Marsico Growth Portfolio - Institutional Class
2009	881	$8.25	to	$8.57	$7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$5,214	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2009	33	$8.47	to	$10.35	$337	0.62%	0.35%	to	1.50%	27.96% to	28.53%
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94% to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43% to	14.19%
2006	233	$10.11	to	$12.05	$2,747	-	0.00%	to	1.50%	3.34% to	4.46%
2005	102	$11.37	to	$11.47	$1,159	(a)	0.50%	to	1.50%	(a)
ING Marsico International Opportunities Portfolio -
Adviser Class
2009	23		$7.76		$175	-		0.35%		36.62%
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(c)		0.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico International Opportunities Portfolio -
Service Class
2009	690	$6.74	to	$13.02	$8,576	1.20%	0.00%	to	1.50%	35.49% to	37.63%
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25% to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80% to	19.97%
2006	478	$15.16	to	$15.50	$7,306	0.03%	0.40%	to	1.50%	22.16% to	23.16%
2005	108	$12.41	to	$12.48	$1,348	(a)	0.70%	to	1.50%	(a)
ING MFS Total Return Portfolio - Adviser Class
2009	85		$10.53		$896	2.58%		0.35%		17.13%
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%		3.19%
2006	4		$11.30		$45	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING MFS Total Return Portfolio - Institutional Class
2009	5,815	$10.03	to	$10.04	$58,354	2.74%	0.95%	to	1.00%	17.02% to	17.04%
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00% to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%		3.25%
2006	25		$10.78		$269	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2009	1,926	$8.90	to	$14.70	$25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
2006	2,514	$11.69	to	$15.23	$36,559	2.23%	0.30%	to	1.65%	10.26%	to	11.49%
2005	3,132	$10.95	to	$13.66	$41,280	2.59%	0.40%	to	1.50%	1.38%	to	2.33%
ING MFS Utilities Portfolio - Service Class
2009	2,258	$8.29	to	$15.86	$34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
2006	881	$14.68	to	$15.01	$13,022	0.04%	0.40%	to	1.50%	28.88%	to	30.08%
2005	104	$11.39	to	$11.47	$1,191	(a)	0.50%	to	1.50%		(a)
ING PIMCO High Yield Portfolio - Institutional Class
2009	278	$12.31	to	$12.32	$3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%		2.08%
2006	23		$10.58		$247	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Service Class
2009	969	$11.37	to	$13.71	$12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
2006	448	$10.56	to	$11.52	$5,070	6.48%	0.00%	to	1.50%	7.36%	to	8.35%
2005	135	$10.46	to	$10.56	$1,418	(a)	0.50%	to	1.50%		(a)
ING Pioneer Equity Income Portfolio - Institutional
Class
2009	17,629	$6.85	to	$7.59	$124,824	-	0.00%	to	1.95%	10.45%	to	12.77%
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49%	to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(c)	0.20%	to	1.95%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Equity Income Portfolio - Service Class
2009	-		$7.00		$3	(e)		1.05%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Pioneer Fund Portfolio - Institutional Class
2009	1,654	$7.87	to	$10.00	$15,047	1.46%	0.00%	to	1.95%	22.54% to	24.41%
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59% to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71% to	5.42%
2006	232	$10.78	to	$11.98	$2,509	(b)	0.00%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Fund Portfolio - Service Class
2009	39	$8.83	to	$9.13	$353	1.73%	0.45%	to	1.35%	22.44% to	23.00%
2008	15	$7.22	to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54% to	-35.41%
2007	10	$11.20	to	$11.24	$111	-	1.00%	to	1.30%	4.07%
2006	2		$10.80		$25	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2009	9,133	$7.93	to	$9.51	$83,867	1.50%	0.00%	to	2.10%	23.11% to	25.46%
2008	8,859	$6.37	to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09% to	-32.92%
2007	8,727	$11.02	to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16% to	5.26%
2006	74	$10.54	to	$10.65	$783	(b)	0.50%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	37	$8.91	to	$9.40	$342	1.47%	0.10%	to	1.55%	23.49% to	25.00%
2008	28	$7.27	to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03% to	-33.30%
2007	1	$11.02	to	$11.20	$16	(h)	0.35%	to	1.35%	(h)
2006	1		$10.61		$6	(b)		0.80%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Stock Index Portfolio - Institutional Class
2009	356	$10.54	to	$11.16	$3,952	0.73%	0.00%	to	1.25%	24.65% to	26.30%
2008	269	$8.44	to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92% to	-37.13%
2007	256	$13.55	to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04% to	4.51%
2006	273	$13.00	to	$13.30	$3,625	3.36%	0.15%	to	1.25%	14.55%
2005	2,166	$11.41	to	$11.56	$25,037	(a)	0.00%	to	0.80%	(a)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	21,112	$9.42	to	$12.75	$257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76% to	4.05%
2006	7,004	$12.32	to	$12.60	$86,924	1.22%	0.30%	to	1.55%	13.00% to	14.01%
2005	1,752	$10.91	to	$11.01	$19,163	(a)	0.50%	to	1.50%	(a)
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2009	142		$9.81		$1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
2006	18		$12.09		$215	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	7,785	$7.73	to	$15.37	$110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35% to	2.78%
2006	4,956	$12.72	to	$18.46	$87,796	1.34%	0.15%	to	1.65%	17.21% to	18.68%
2005	3,660	$11.39	to	$15.47	$54,938	1.28%	0.30%	to	1.55%	2.34% to	3.36%
ING Templeton Global Growth Portfolio - Institutional
Class
2009	56	$12.86	to	$13.42	$738	3.04%	0.60%	to	1.75%	30.43% to	31.96%
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67% to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
2006	-		$16.50		-	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service
Class
2009	402	$7.75	to	$9.11	$3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91%	to	1.98%
2006	128	$11.04	to	$11.11	$1,421	(b)	0.50%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	1,715	$8.09	to	$11.13	$18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03%	to	2.11%
2006	1,237	$12.60	to	$12.88	$15,704	1.19%	0.40%	to	1.50%	14.34%	to	15.41%
2005	759	$11.02	to	$11.12	$8,388	(a)	0.50%	to	1.50%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	175	$8.31	to	$8.86	$1,504	0.73%	0.25%	to	1.50%	28.18%	to	29.66%
2008	142	$6.44	to	$6.86	$947	0.71%	0.00%	to	1.50%	-33.77%	to	-33.04%
2007	102	$9.94	to	$10.16	$1,022	-	0.40%	to	1.50%	-5.15%	to	-4.17%
2006	109	$10.42	to	$10.56	$1,141	(b)	0.50%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Money Market Portfolio - Class I
2009	24,663	$10.28	to	$57.57	$403,501	0.30%	0.00%	to	2.05%	-1.69%	to	0.35%
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93%	to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17%	to	5.16%
2006	19,298	$10.51	to	$53.71	$362,772	2.23%	0.00%	to	1.50%	3.32%	to	4.92%
2005	14,234	$10.15	to	$51.39	$210,711	1.20%	0.00%	to	1.50%	1.47%	to	3.03%
ING Global Real Estate Fund - Class A
2009	2	$13.97	to	$14.00	$24	(e)	0.50%	to	0.80%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Capital Appreciation Fund - Class I
2009	-	$13.16	to	$13.18	$3	(e)	1.05%	to	1.35%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING International SmallCap Multi-Manager Fund -
Class A
2009	117	$12.90	to	$14.31	$1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
2006	46	$17.77	to	$18.40	$837	0.79%	0.25%	to	1.45%	24.53%
2005	20	$14.35	to	$14.52	$283	(a)	0.60%	to	1.25%	(a)
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2009	5		$11.15		$52	-		0.35%		34.66%
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%
2006	2		$11.74		$22	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	2,396	$9.42	to	$16.14	$35,995	1.64%	0.00%	to	1.50%	33.70% to	35.74%
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
2006	2,128	$13.07	to	$16.49	$33,826	0.02%	0.00%	to	1.50%	13.67% to	15.48%
2005	2,244	$12.37	to	$14.45	$31,597	0.19%	0.00%	to	1.50%	6.27% to	7.85%
ING Baron Asset Portfolio - Service Class
2009	356	$7.67	to	$8.77	$3,022	-	0.00%	to	1.75%	32.22% to	34.38%
2008	333	$5.75	to	$6.53	$2,126	-	0.00%	to	1.55%	-42.00% to	-41.06%
2007	294	$10.76	to	$11.08	$3,217	-	0.00%	to	1.75%	7.35% to	8.38%
2006	30	$10.07	to	$10.14	$306	(b)	0.50%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Adviser
Class
2009	97		$9.74		$947	-		0.35%		34.34%
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%		5.44%
2006	5		$11.77		$63	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Baron Small Cap Growth Portfolio - Service
Class
2009	7,089	$7.60	to	$16.37	$100,316	-	0.00%	to	1.75%	33.14% to	35.21%
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18% to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48% to	6.07%
2006	5,135	$12.61	to	$20.02	$91,451	-	0.00%	to	1.55%	13.49% to	15.25%
2005	5,042	$12.81	to	$17.55	$79,169	-	0.00%	to	1.50%	5.78% to	7.37%
ING Columbia Small Cap Value Portfolio - Adviser
Class
2009	3		$7.71		$21	(e)		0.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Columbia Small Cap Value Portfolio - Service
Class
2009	174	$8.13	to	$8.59	$1,441	1.17%	0.00%	to	1.50%	22.81% to	24.67%
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06% to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39% to	2.47%
2006	4	$10.05	to	$10.11	$39	(b)	0.55%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Davis New York Venture Portfolio - Service Class
2009	840	$7.76	to	$18.15	$12,781	0.66%	0.00%	to	1.50%	29.62% to	31.62%
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12% to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63% to	3.63%
2006	485	$11.91	to	$21.23	$9,468	0.01%	0.40%	to	1.50%	12.12% to	13.29%
2005	418	$10.64	to	$19.00	$7,330	-	0.50%	to	1.50%	2.39% to	3.31%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2009	966	$10.20 to	$10.38	$9,850	4.74%	0.00%	to	0.50%	38.59% to	39.33%
2008	911	$7.36 to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11% to	-39.77%
2007	329	$12.29 to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
2006	10	$10.74		$110	(b)		0.50%		(b)
2005	(b)	(b)		(b)	(b)		(b)		(b)
ING Index Solution 2015 Portfolio - Adviser Class
2009	19	$9.05 to	$9.22	$177	0.93%	0.40%	to	1.55%	14.79%
2008	5	$7.91 to	$7.95	$37	(d)	0.70%	to	1.35%	(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Adviser Class
2009	77	$8.55 to	$8.69	$667	0.27%	0.40%	to	1.35%	18.92%
2008	11	$7.19		$81	(d)		1.35%		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Adviser Class
2009	42	$8.27 to	$8.44	$350	0.50%	0.10%	to	1.35%	21.44%
2008	7	$6.81		$51	(d)		1.35%		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Adviser Class
2009	17	$7.96 to	$8.15	$141	-	0.10%	to	1.55%	24.26%
2008	1	$6.43		$6	(d)		1.35%		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution Income Portfolio - Adviser Class
2009	6	$9.69	to	$9.90	$59	(i)	0.10%	to	1.45%		(i)
2008	-		$8.90		$1	(d)		0.70%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
2009	29		$10.09		$292	1.12%		0.35%		24.88%
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
2006	8		$11.93		$91	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2009	1,864	$8.12	to	$15.78	$26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08%	to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77%	to	2.37%
2006	1,892	$12.72	to	$18.11	$32,578	0.01%	0.00%	to	1.55%	14.78%	to	16.46%
2005	1,597	$12.54	to	$15.64	$24,333	0.34%	0.00%	to	1.50%	6.89%	to	8.51%
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
2009	13		$8.62		$109	-		0.35%		31.20%
2008	9		$6.57		$60	-		0.35%		-39.72%
2007	9		$10.90		$96	-		0.35%		-2.50%
2006	2		$11.18		$17	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	9,611	$7.68	to	$14.19	$102,928	-	0.00%	to	1.50%	30.25%	to	32.39%
2008	10,314	$5.85	to	$10.74	$84,378	-	0.00%	to	1.50%	-40.13%	to	-9.45%
2007	11,836	$9.78	to	$17.67	$161,023	-	0.00%	to	1.50%	-35.62%	to	-1.59%
2006	14,531	$10.02	to	$17.96	$203,807	-	0.00%	to	1.50%	8.64%	to	10.32%
2005	16,715	$9.15	to	$16.28	$213,925	-	0.00%	to	1.50%	9.77%	to	11.43%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2009	16	$9.27	to	$9.98	$151	-	0.00%	to	1.25%	30.38% to	32.01%
2008	16	$7.11	to	$7.56	$120	-	0.00%	to	1.25%	-40.10% to	-39.33%
2007	7	$11.87	to	$12.46	$87	-	0.00%	to	1.25%	-3.10% to	-2.39%
2006	7	$12.25	to	$12.63	$82	-	0.20%	to	1.25%	8.70% to	9.15%
2005	3	$11.27	to	$11.37	$36	(f)	0.80%	to	1.25%	(f)
ING Oppenheimer Global Portfolio - Adviser Class
2009	36		$10.61		$383	1.61%		0.35%		38.51%
2008	31		$7.66		$238	2.32%		0.35%		-40.85%
2007	28		$12.95		$365	0.43%		0.35%		5.63%
2006	8		$12.26		$96	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Oppenheimer Global Portfolio - Initial Class
2009	46,362	$7.95	to	$12.86	$549,793	2.38%	0.00%	to	1.95%	29.29% to	44.58%
2008	49,538	$5.74	to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34% to	-38.16%
2007	57,612	$14.09	to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35% to	11.82%
2006	67,277	$13.46	to	$14.50	$921,330	0.07%	0.00%	to	1.80%	10.53% to	17.98%
2005	74,501	$11.62	to	$12.29	$881,737	(a)	0.00%	to	1.80%	(a)
ING Oppenheimer Global Portfolio - Service Class
2009	35	$13.58	to	$13.84	$486	2.12%	1.00%	to	1.25%	37.59% to	37.99%
2008	27	$9.87	to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18% to	-41.07%
2007	26	$16.78	to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01% to	5.26%
2006	11	$15.98	to	$16.17	$180	0.09%	1.00%	to	1.25%	16.13%
2005	1		$13.76		$20	-		1.25%		11.87%
ING Oppenheimer Strategic Income Portfolio -
Adviser Class
2009	20		$11.87		$239	2.82%		0.35%		20.63%
2008	26		$9.84		$258	6.75%		0.35%		-16.26%
2007	23		$11.75		$275	4.98%		0.35%		8.00%
2006	12		$10.88		$127	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio -
Initial Class
2009	11,306	$10.26	to	$12.40	$132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%
2006	10,430	$10.67	to	$11.11	$112,893	0.39%	0.00%	to	1.95%	6.22%	to	8.39%
2005	11,390	$9.99	to	$10.25	$116,350	(a)	0.00%	to	1.50%		(a)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	58	$10.25	to	$11.36	$609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(c)	0.95%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Adviser Class
2009	96		$12.70		$1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%		8.75%
2006	26		$10.51		$269	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Service Class
2009	12,634	$11.37	to	$15.32	$175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
2006	5,395	$10.50	to	$12.26	$62,923	1.70%	0.20%	to	1.55%	2.47%	to	3.64%
2005	4,813	$10.27	to	$11.91	$54,953	1.68%	0.35%	to	1.50%	0.53%	to	1.72%
ING Pioneer High Yield Portfolio - Initial Class
2009	1,047	$11.50	to	$13.35	$13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
2006	94	$10.56	to	$10.66	$1,000	(b)	0.00%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2009	14	$12.57	to	$13.06	$181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%	4.82%
2006	1	$10.56	to	$10.60	$6	(b)	0.70%	to	1.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2015 Portfolio - Adviser Class
2009	1,347	$10.26	to	$11.03	$14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
2006	243	$11.27	to	$11.83	$2,850	0.17%	0.20%	to	1.55%	9.47%	to	10.26%
2005	41	$10.66	to	$10.72	$440	(a)	0.25%	to	1.05%		(a)
ING Solution 2015 Portfolio - Service Class
2009	4,158	$8.71	to	$11.17	$44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%
2006	1,294	$11.64	to	$11.93	$15,208	0.16%	0.00%	to	1.50%	9.18%	to	10.25%
2005	185	$10.66	to	$10.76	$1,980	(a)	0.50%	to	1.50%		(a)
ING Solution 2025 Portfolio - Adviser Class
2009	1,753	$9.82	to	$10.64	$18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
2006	360	$12.01	to	$12.29	$4,390	0.22%	0.20%	to	1.55%	11.19%	to	12.15%
2005	24	$10.89	to	$10.95	$266	(a)	0.25%	to	1.05%		(a)
ING Solution 2025 Portfolio - Service Class
2009	6,278	$8.03	to	$10.78	$64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
2006	1,488	$12.08	to	$12.38	$18,183	0.24%	0.00%	to	1.50%	10.93%	to	12.04%
2005	176	$10.89	to	$10.99	$1,918	(a)	0.50%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Adviser Class
2009	1,547	$9.77	to	$10.71	$16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14%	to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40%	to	4.75%
2006	307	$11.69	to	$12.64	$3,854	0.11%	0.20%	to	1.55%	12.75%	to	13.68%
2005	40	$11.05	to	$11.11	$440	(a)	0.25%	to	1.05%		(a)
ING Solution 2035 Portfolio - Service Class
2009	5,065	$7.78	to	$10.84	$52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70%	to	4.98%
2006	956	$12.42	to	$12.74	$12,006	0.11%	0.00%	to	1.50%	12.40%	to	13.58%
2005	106	$11.05	to	$11.15	$1,176	(a)	0.50%	to	1.50%		(a)
ING Solution 2045 Portfolio - Adviser Class
2009	1,072	$9.58	to	$10.68	$11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86%	to	5.24%
2006	174	$12.70	to	$12.99	$2,250	0.03%	0.20%	to	1.55%	13.66%	to	14.56%
2005	23	$11.27	to	$11.33	$256	(a)	0.25%	to	1.05%		(a)
ING Solution 2045 Portfolio - Service Class
2009	3,511	$7.51	to	$10.81	$36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15%	to	5.38%
2006	589	$12.76	to	$13.08	$7,586	0.03%	0.00%	to	1.50%	13.32%	to	14.47%
2005	52	$11.26	to	$11.36	$586	(a)	0.50%	to	1.50%		(a)
ING Solution Growth and Income Portfolio - Service
Class
2009	167	$9.04	to	$9.22	$1,529	0.93%	0.25%	to	1.50%	18.61%	to	19.90%
2008	82	$7.63	to	$7.69	$625	(d)	0.25%	to	1.40%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Growth Portfolio - Service Class
2009	86	$8.45	to	$8.63	$737	0.66%	0.25%	to	1.50%	22.87%	to	23.99%
2008	25	$6.91	to	$6.96	$174	(d)	0.25%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution Income Portfolio - Adviser Class
2009	776	$10.61	to	$11.32	$8,576	5.19%	0.00%	to	1.40%	15.42%	to	16.94%
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09%	to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41%	to	4.70%
2006	150	$10.85	to	$11.07	$1,657	0.10%	0.20%	to	1.40%	6.12%	to	6.50%
2005	4	$10.29	to	$10.31	$40	(a)	0.70%	to	1.00%		(a)
ING Solution Income Portfolio - Service Class
2009	852	$9.63	to	$11.47	$9,378	5.44%	0.00%	to	1.50%	15.44%	to	17.28%
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91%	to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68%	to	4.87%
2006	250	$10.88	to	$11.13	$2,746	0.16%	0.15%	to	1.50%	5.73%	to	6.76%
2005	33	$10.29	to	$10.36	$341	(a)	0.50%	to	1.50%		(a)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2009	30		$10.40		$313	-		0.35%		45.05%
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
2006	3		$11.31		$39	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	25,435	$8.04	to	$11.95	$281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13%	to	16.20%
2006	33,002	$10.59	to	$12.72	$397,287	-	0.00%	to	1.50%	3.11%	to	9.05%
2005	38,267	$11.07	to	$11.60	$429,422	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2009	36	$8.02	to	$11.55	$368	0.31%	0.00%	to	1.25%	44.22% to	46.02%
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01% to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57% to	12.61%
2006	35	$8.90	to	$12.27	$425	-	0.20%	to	1.25%	7.62% to	8.39%
2005	22	$8.27	to	$11.20	$230	-	0.55%	to	1.25%	7.59% to	7.88%
ING T. Rowe Price Growth Equity Portfolio -
Adviser Class
2009	105		$10.21		$1,070	-		0.35%		41.81%
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%		9.02%
2006	12		$11.53		$143	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2009	10,235	$7.99	to	$24.73	$200,867	0.17%	0.00%	to	1.50%	40.83% to	43.01%
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12% to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73% to	9.89%
2006	12,312	$9.60	to	$28.07	$281,531	0.24%	0.00%	to	1.50%	11.63% to	13.33%
2005	13,745	$11.71	to	$25.03	$282,041	0.48%	0.00%	to	1.50%	4.59% to	6.15%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2009	140	$10.60	to	$12.48	$1,598	-	0.00%	to	1.55%	40.40% to	42.58%
2008	126	$7.55	to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28% to	-42.36%
2007	88	$13.31	to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95% to	9.11%
2006	67	$12.33	to	$14.27	$867	-	0.20%	to	1.55%	11.59% to	12.56%
2005	39	$11.13	to	$12.75	$446	0.60%	0.45%	to	1.30%	4.60% to	5.23%
ING Templeton Foreign Equity Portfolio - Adviser
Class
2009	26		$8.26		$215	-		0.35%		30.90%
2008	23		$6.31		$143	(d)		0.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial
Class
2009	11,443	$8.11	to	$8.38	$94,024	-	0.00%	to	1.50%	30.10% to	32.18%
2008	12,039	$6.23	to	$6.34	$75,608	(d)	0.00%	to	1.50%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Templeton Foreign Equity Portfolio - Service
Class
2009	6	$9.64	to	$10.17	$57	-	0.00%	to	1.45%	30.01% to	31.91%
2008	5	$7.43	to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66	to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
2006	27	$11.16	to	$11.23	$302	(b)	0.50%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Thornburg Value Portfolio - Adviser Class
2009	40		$10.81		$429	0.83%		0.35%		43.56%
2008	39		$7.53		$295	0.25%		0.35%		-40.24%
2007	41		$12.60		$521	-		0.35%		6.33%
2006	5		$11.85		$54	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Thornburg Value Portfolio - Initial Class
2009	4,320	$6.40	to	$30.95	$89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
2006	5,003	$7.15	to	$34.10	$117,356	0.47%	0.00%	to	1.50%	15.11% to	16.85%
2005	5,863	$9.90	to	$29.48	$118,725	0.78%	0.00%	to	1.50%	0.00% to	1.56%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2009	9		$8.82		$77	1.67%		0.35%		30.67%
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(c)		0.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	6,024	$7.50	to	$16.50	$76,337	1.44%	0.00%	to	1.95%	29.15% to	31.83%
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%
2006	8,239	$11.75	to	$20.55	$135,280	0.80%	0.00%	to	1.95%	12.23% to	14.55%
2005	9,161	$10.42	to	$17.94	$134,490	0.87%	0.00%	to	1.50%	7.49% to	9.39%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2009	1		$8.54		$10	-		1.00%		30.18%
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
2006	-		$11.05		$3	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Van Kampen Comstock Portfolio - Adviser Class
2009	30		$9.39		$284	2.04%		0.35%		27.76%
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
2006	13		$11.98		$151	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Van Kampen Comstock Portfolio - Service Class
2009	4,478	$7.70	to	$13.12	$51,283	2.28%	0.00%	to	1.95%	25.95% to	28.60%
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70% to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74% to	-2.54%
2006	6,763	$12.38	to	$16.94	$100,241	0.74%	0.30%	to	1.95%	13.56% to	15.52%
2005	7,429	$11.46	to	$14.77	$98,136	0.60%	0.00%	to	1.50%	1.97% to	3.10%
ING Van Kampen Equity and Income Portfolio -
Adviser Class
2009	46		$10.80		$492	1.50%		0.35%		21.62%
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
2006	2		$11.38		$21	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	21,103	$9.11	to	$12.30	$240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13%	to	8.09%
2006	31,545	$11.77	to	$12.63	$378,557	1.93%	0.00%	to	1.95%	6.18%	to	12.67%
2005	31,676	$10.66	to	$11.21	$344,729	(a)	0.00%	to	1.50%		(a)
ING Van Kampen Equity and Income Portfolio -
Service Class
2009	4	$35.54	to	$36.27	$149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02%	to	2.66%
2006	3	$12.33	to	$39.49	$90	2.00%	0.60%	to	1.25%	10.98%	to	11.31%
2005	-	$11.11	to	$34.76	$13	-	1.00%	to	1.25%	6.42%	to	6.69%
ING Growth and Income Fund - Class A
2009	9	$13.49	to	$13.64	$129	(e)	0.40%	to	1.55%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Strategic Allocation Conservative Portfolio -
Class I
2009	1,943	$8.92	to	$19.06	$29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
2006	2,335	$11.41	to	$20.00	$39,520	2.61%	0.00%	to	1.95%	6.22%	to	8.40%
2005	4,513	$10.97	to	$18.82	$73,683	1.50%	0.00%	to	1.70%	3.09%	to	4.67%
ING Strategic Allocation Growth Portfolio - Class I
2009	4,155	$7.83	to	$18.80	$60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
2006	4,732	$11.07	to	$22.35	$88,592	1.35%	0.00%	to	1.95%	11.01%	to	13.22%
2005	4,786	$11.29	to	$19.77	$81,185	1.18%	0.00%	to	1.70%	2.45%	to	6.19%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2009	3,969	$8.34	to	$18.68	$56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%
2006	4,726	$11.34	to	$20.93	$82,807	1.80%	0.00%	to	1.60%	9.37%	to	11.21%
2005	2,405	$10.68	to	$18.45	$39,166	2.10%	0.00%	to	1.70%	2.19%	to	3.83%
ING Growth and Income Portfolio - Class A
2009	47		$8.62		$403	1.03%		0.35%		29.24%
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(c)		0.35%			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class I
2009	53,908	$7.88	to	$276.06	$1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
2006	80,060	$10.30	to	$325.50	$1,940,188	1.15%	0.00%	to	1.95%	12.51%	to	14.17%
2005	91,075	$9.09	to	$287.09	$1,975,255	1.00%	0.00%	to	1.50%	6.51%	to	8.13%
ING Growth and Income Portfolio - Class S
2009	97	$8.59	to	$12.43	$884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(c)	0.30%	to	0.75%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 5
2009	40		$10.54		$420	3.55%		1.75%		-0.09%
2008	46	$10.55	to	$10.56	$481	1.40%		1.75%		-8.97%
2007	57	$11.59	to	$11.60	$660	1.78%		1.75%		0.35%	to	0.43%
2006	59		$11.55		$685	1.94%		1.75%		9.27%
2005	61		$10.57		$645	0.89%		1.75%		0.96%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2009	192	$10.32	to	$10.33	$1,981	2.09%		1.75%			-0.10%
2008	216	$10.33	to	$10.34	$2,235	1.82%		1.75%		-7.85%	to	-7.76%
2007	260	$11.20	to	$11.21	$2,918	2.25%		1.75%		1.45%	to	1.54%
2006	356	$11.04	to	$11.05	$3,931	2.33%		1.75%		8.55%	to	8.65%
2005	454		$10.17		$4,616	0.39%		1.75%			0.89%
ING GET U.S. Core Portfolio - Series 7
2009	165	$10.25	to	$10.63	$1,715	2.13%	1.00%	to	1.75%	-0.77%	to	0.00%
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
2006	325	$10.90	to	$11.05	$3,556	2.41%	1.00%	to	1.75%	8.35%	to	9.19%
2005	391	$10.06	to	$10.12	$3,939	0.05%	1.00%	to	1.75%	0.60%	to	1.10%
ING GET U.S. Core Portfolio - Series 8
2009	34	$10.29	to	$10.30	$350	2.31%		1.75%		0.10%	to	0.19%
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%			1.82%
2006	137	$10.98	to	$10.99	$1,507	1.77%		1.75%		8.71%	to	8.81%
2005	154		$10.10		$1,556	(a)		1.75%			(a)
ING GET U.S. Core Portfolio - Series 9
2009	14		$10.25		$141	2.12%		1.75%			-0.19%
2008	14		$10.27		$142	1.96%		1.75%			-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04%	to	2.13%
2006	16	$10.79	to	$10.80	$168	1.48%		1.75%			8.22%
2005	22	$9.97	to	$9.98	$220	(a)		1.75%			(a)
ING GET U.S. Core Portfolio - Series 10
2009	7		$10.08		$68	2.90%		1.75%			-2.61%
2008	7		$10.35		$70	2.74%		1.75%			-5.48%
2007	7		$10.95		$76	1.32%		1.75%			1.77%
2006	7		$10.76		$76	0.84%		1.75%			7.82%
2005	11		$9.98		$107	(a)		1.75%			(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2009	3	$10.25	to	$10.26	$31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
2006	4		$10.62		$47	0.08%		1.75%		5.99%	to	6.09%
2005	8	$10.01	to	$10.02	$80	(a)	1.15%	to	1.25%		(a)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2009	8,967	$4.33	to	$14.70	$42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02%	to	19.06%
2006	8,763	$4.14	to	$13.50	$37,594	-	0.00%	to	1.60%	5.60%	to	7.21%
2005	10,034	$3.92	to	$11.04	$40,552	-	0.00%	to	1.50%	10.06%	to	11.83%
ING Index Plus LargeCap Portfolio - Class I
2009	18,196	$7.27	to	$19.01	$283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
2006	26,449	$9.36	to	$23.55	$539,452	1.08%	0.00%	to	1.95%	12.29%	to	14.59%
2005	29,222	$11.05	to	$20.64	$532,133	1.22%	0.00%	to	1.85%	3.46%	to	5.37%
ING Index Plus LargeCap Portfolio - Class S
2009	40		$9.29		$375	2.57%		0.35%		22.56%
2008	43		$7.58		$325	1.52%		0.35%		-37.56%
2007	28		$12.14		$334	-		0.35%		4.39%
2006	1		$11.63		$7	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Index Plus MidCap Portfolio - Class I
2009	14,483	$7.88	to	$22.05	$274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29	to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
2006	18,518	$12.68	to	$25.09	$421,728	0.62%	0.00%	to	1.95%	7.28%	to	9.43%
2005	19,654	$12.22	to	$23.22	$416,465	0.44%	0.00%	to	1.95%	9.08%	to	11.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus MidCap Portfolio - Class S
2009	49		$9.55		$472	1.09%		0.35%		31.00%
2008	36		$7.29		$260	1.33%		0.35%		-37.90%
2007	29		$11.74		$343	0.52%		0.35%		4.92%
2006	4		$11.19		$43	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Index Plus SmallCap Portfolio - Class I
2009	7,647	$7.67	to	$15.83	$103,515	1.74%	0.00%	to	2.10%	22.25% to	24.85%
2008	7,836	$6.19	to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86% to	-33.54%
2007	9,070	$12.14	to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00% to	-6.48%
2006	10,525	$13.03	to	$20.09	$189,877	0.41%	0.00%	to	1.95%	11.75% to	13.78%
2005	11,258	$12.34	to	$17.88	$182,246	0.30%	0.00%	to	1.85%	5.65% to	7.65%
ING Index Plus SmallCap Portfolio - Class S
2009	14		$8.74		$122	1.11%		0.35%		23.97%
2008	8		$7.05		$58	-		0.35%		-33.86%
2007	8		$10.66		$90	-		0.35%		-6.82%
2006	5		$11.44		$52	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING International Index Portfolio - Class I
2009	2,401	$7.43	to	$13.44	$19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$220	(d)	0.30%	to	1.25%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING International Index Portfolio - Class S
2009	1		$12.80		$19	(e)		0.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Opportunistic Large Cap Portfolio - Class I
2009	5,673	$7.13	to	$17.81	$82,042	2.18%	0.00%	to	1.85%	13.01% to	15.15%
2008	3,555	$6.24	to	$15.47	$44,326	2.10%	0.00%	to	1.85%	-36.59% to	-35.65%
2007	4,155	$12.12	to	$24.08	$82,179	1.70%	0.00%	to	1.60%	1.40% to	3.00%
2006	4,980	$11.84	to	$23.34	$96,810	1.42%	0.00%	to	1.60%	14.29% to	16.06%
2005	5,822	$10.27	to	$20.11	$97,980	1.77%	0.00%	to	1.50%	5.44% to	7.03%
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	221	$12.47	to	$12.76	$2,772	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2009	29	$12.15	to	$12.60	$353	(e)	0.00%	to	1.35%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Index Portfolio - Class I
2009	1,190	$8.06	to	$8.27	$9,692	-	0.00%	to	1.60%	21.90% to	23.65%
2008	403	$6.62	to	$6.68	$2,675	(d)	0.00%	to	1.45%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2009	7	$11.85	to	$11.86	$79	(e)	1.15%	to	1.25%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	165	$11.81	to	$11.92	$1,952	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	237	$12.80	to	$12.92	$3,049	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2009	433	$8.15	to	$8.36	$3,562	-	0.00%	to	1.50%	38.41% to	40.27%
2008	224	$5.91	to	$5.96	$1,329	(d)	0.00%	to	1.25%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Small Cap Index Portfolio - Class I
2009	225	$8.65	to	$8.83	$1,962	-	0.25%	to	1.50%	24.78% to	26.32%
2008	91	$6.94	to	$6.99	$635	(d)	0.25%	to	1.40%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Small Company Portfolio - Class I
2009	5,202	$8.35	to	$27.77	$107,672	0.61%	0.00%	to	1.50%	25.65% to	27.62%
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09% to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29% to	5.90%
2006	6,886	$13.75	to	$29.99	$169,087	0.39%	0.00%	to	1.50%	15.06% to	16.80%
2005	7,440	$12.03	to	$25.78	$158,729	0.14%	0.00%	to	1.50%	8.64% to	10.28%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class S
2009	11		$10.80		$118	0.92%		0.35%		26.76%
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%		5.34%
2006	1		$11.80		$11	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING U.S. Bond Index Portfolio - Class I
2009	368	$10.61	to	$10.87	$3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
2008	153	$10.17	to	$10.27	$1,559	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class I
2009	7,742	$7.16	to	$14.85	$105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
2006	7,376	$14.78	to	$18.51	$123,753	2.42%	0.30%	to	1.55%	27.45%	to	29.01%
2005	5,941	$12.35	to	$14.45	$78,444	2.43%	0.00%	to	1.55%	7.82%	to	9.15%
ING International Value Portfolio - Class S
2009	26		$10.88		$283	1.51%		0.35%		25.78%
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
2006	5		$13.36		$60	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING MidCap Opportunities Portfolio - Class I
2009	998	$8.92	to	$14.17	$12,935	0.21%	0.00%	to	1.50%	39.29%	to	41.60%
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51%	to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79%	to	25.10%
2006	509	$11.77	to	$12.55	$6,141	-	0.40%	to	1.50%	6.21%	to	7.25%
2005	467	$11.08	to	$12.83	$5,277	-	0.50%	to	1.50%	0.87%	to	9.78%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2009	23		$12.21		$276	-		0.35%		40.51%
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
2006	-		$11.20		$3	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING SmallCap Opportunities Portfolio - Class I
2009	1,414	$7.92	to	$12.81	$11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44%	to	9.67%
2006	1,122	$8.77	to	$13.46	$10,191	-	0.40%	to	1.50%	10.87%	to	12.17%
2005	1,146	$7.91	to	$8.97	$9,331	-	0.40%	to	1.50%	1.86%	to	8.64%
ING SmallCap Opportunities Portfolio - Class S
2009	6		$10.68		$60	-		0.35%		30.24%
2008	6		$8.20		$47	-		0.35%		-34.82%
2007	1		$12.58		$17	-		0.35%		9.39%
2006	1		$11.50		$10	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2009	8	$20.91	to	$33.21	$261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%
2006	14	$12.22	to	$29.45	$394	1.90%	0.40%	to	1.45%	9.10%	to	10.17%
2005	20	$12.45	to	$26.93	$508	0.01%	0.50%	to	1.50%	6.38%	to	7.28%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2009	14	$15.57	to	$25.35	$327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28%	to	21.49%
2006	19	$15.92	to	$26.46	$466	-	0.25%	to	1.45%	11.97%	to	13.37%
2005	22	$14.12	to	$23.58	$489	-	0.25%	to	1.50%	10.59%	to	11.99%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2009	3	$17.63	to	$26.20	$62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
2006	6	$14.25	to	$21.18	$114	4.37%	0.50%	to	1.25%	2.97%	to	3.71%
2005	7	$14.34	to	$20.57	$146	0.02%	0.55%	to	1.25%	0.73%	to	1.39%
Janus Aspen Series Janus Portfolio - Institutional
Shares
2009	5	$8.02	to	$19.82	$84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
2006	8	$11.96	to	$22.00	$148	0.43%	0.50%	to	1.40%	9.82%	to	10.86%
2005	11	$9.95	to	$18.49	$185	-	0.30%	to	1.40%	2.84%	to	3.90%
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
2009	10	$10.30	to	$20.19	$172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25%	to	9.18%
2006	15	$12.54	to	$28.51	$353	1.61%	0.45%	to	1.25%	16.74%	to	17.68%
2005	19	$10.68	to	$21.50	$381	-	0.30%	to	1.25%	4.57%	to	5.53%
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2009	159	$7.19	to	$7.49	$1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%
2007	37	$8.74	to	$8.81	$326	(c)	0.00%	to	1.25%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
LKCM Aquinas Growth Fund
2009	27	$8.65	to	$10.34	$269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
2006	17		$10.87		$183	(b)		0.90%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2009	276	$9.04	to	$9.27	$2,518	0.18%	0.00%	to	1.50%	26.61%	to	28.19%
2008	126	$7.14	to	$7.20	$905	(d)	0.25%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2009	96	$10.13	to	$12.70	$1,054	0.67%	0.60%	to	1.90%	24.29%	to	25.89%
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51%	to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15%	to	0.07%
2006	75	$13.96	to	$16.97	$1,081	0.56%	0.50%	to	1.75%	10.36%	to	11.81%
2005	63	$12.65	to	$15.26	$818	0.54%	0.50%	to	1.75%	6.47%	to	7.65%
Lord Abbett Small-Cap Value Fund - Class A
2009	88	$14.56	to	$15.49	$1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
2006	88	$15.44	to	$15.91	$1,379	-	0.70%	to	1.75%	18.40%	to	19.56%
2005	74	$13.04	to	$13.31	$980	-	0.70%	to	1.75%	11.41%	to	12.42%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2009	7,527	$7.18	to	$13.99	$88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
2006	10,067	$12.72	to	$18.67	$156,234	0.50%	0.25%	to	1.50%	10.54%	to	11.88%
2005	10,499	$12.93	to	$16.80	$147,309	0.51%	0.30%	to	1.50%	6.67%	to	7.94%
Massachusetts Investors Growth Stock Fund - Class A
2009	26	$10.93	to	$11.29	$297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	$737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
2006	52	$11.38	to	$11.61	$596	-	0.80%	to	1.50%	6.37%	to	6.61%
2005	39	$10.79	to	$10.89	$421	(f)	0.80%	to	1.30%		(f)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
2009	181		$9.66		$1,746	-		-		30.54%
2008	114		$7.40		$841	(d)		-			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund® -
Trust Class
2009	424	$8.71	to	$9.22	$3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
2006	48	$10.68	to	$10.77	$519	(b)	0.40%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
New Perspective Fund®, Inc. - Class R-3
2009	272	$13.29	to	$14.56	$3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
2006	83	$14.18	to	$14.75	$1,204	1.64%	0.20%	to	1.55%	18.17%	to	19.17%
2005	40	$12.16	to	$12.36	$486	1.45%	0.25%	to	1.10%	9.98%	to	10.56%
New Perspective Fund®, Inc. - Class R-4
2009	4,201	$8.34	to	$15.07	$59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
2006	1,896	$13.57	to	$15.13	$27,925	1.55%	0.30%	to	1.50%	18.09%	to	19.46%
2005	1,760	$11.44	to	$12.78	$22,033	1.87%	0.00%	to	1.50%	9.56%	to	10.64%
Oppenheimer Capital Appreciation Fund - Class A
2009	55	$9.46	to	$10.03	$538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
2006	36	$11.24	to	$11.54	$414	-	0.55%	to	1.45%	6.62%	to	6.79%
2005	30	$10.65	to	$10.76	$316	0.75%	0.70%	to	1.25%	3.40%	to	3.96%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2009	4,581	$9.22	to	$67.99	$241,957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
2008	3,873	$5.11	to	$37.41	$114,355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%
2006	3,743	$17.39	to	$52.76	$163,882	1.30%	0.30%	to	1.75%	23.14%	to	24.56%
2005	3,268	$17.98	to	$41.82	$115,468	1.74%	0.50%	to	1.65%	38.95%	to	40.45%
Oppenheimer Global Securities/VA
2009	13	$12.41	to	$22.16	$273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
2006	32	$14.74	to	$25.34	$765	1.02%	0.45%	to	1.80%	16.01%	to	17.15%
2005	35	$12.74	to	$21.63	$711	2.11%	0.45%	to	1.85%	12.61%	to	13.78%
Oppenheimer Main Street Fund®/VA
2009	9	$7.57	to	$8.56	$72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%
2006	13	$9.60	to	$10.78	$123	1.67%	1.25%	to	1.50%	13.34%	to	13.59%
2005	-		-		$41	-		-			-
Oppenheimer Main Street Small Cap Fund®/VA
2009	737	$7.97	to	$12.48	$8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
2006	351	$13.26	to	$15.26	$4,722	0.10%	0.30%	to	1.50%	13.33%	to	14.43%
2005	89	$11.70	to	$13.40	$1,052	2.38%	0.50%	to	1.50%	8.62%
Oppenheimer MidCap Fund/VA
2009	3	$3.61	to	$7.21	$15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%	4.99%
2006	-		$10.42		$1	-		1.25%		1.66%
2005	-		-		$3	-		-			-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Strategic Bond Fund/VA
2009	6	$15.86	to	$17.63	$104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
2006	8	$14.81	to	$16.02	$128	3.91%	0.55%	to	1.45%	5.94%	to	6.87%
2005	11	$13.98	to	$15.10	$154	9.58%	0.45%	to	1.45%	1.16%	to	2.17%
Pax World Balanced Fund
2009	4,954	$8.30	to	$11.98	$54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	$59,458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
2006	4,112	$11.83	to	$12.90	$50,097	1.66%	0.30%	to	1.75%	9.03%	to	10.07%
2005	4,818	$10.85	to	$11.76	$54,353	1.65%	0.00%	to	1.65%	3.72%	to	4.87%
PIMCO Real Return Portfolio - Administrative Class
2009	8,873	$11.20	to	$13.61	$112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%
2006	2,338	$10.15	to	$11.19	$25,436	4.36%	0.00%	to	1.50%	-0.74%	to	0.36%
2005	2,096	$10.52	to	$11.10	$22,843	3.20%	0.40%	to	1.50%	0.56%	to	1.48%
Pioneer High Yield Fund - Class A
2009	373	$11.60	to	$12.86	$4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
2006	161	$11.33	to	$11.78	$1,880	4.89%	0.40%	to	1.75%	8.63%	to	10.10%
2005	70	$10.43	to	$10.69	$742	4.75%	0.45%	to	1.75%	0.67%	to	1.72%
Pioneer Emerging Markets VCT Portfolio - Class I
2009	3,007	$7.13	to	$9.37	$27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(c)	0.00%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2009	1,618	$10.08	to	$13.03	$19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
2006	1,065	$11.36	to	$11.75	$12,297	5.72%	0.40%	to	1.50%	6.92%	to	8.10%
2005	646	$10.67	to	$10.94	$6,949	5.69%	0.00%	to	1.50%	0.38%	to	1.31%
Premier VIT OpCap Mid Cap Portfolio - Class I
2009	936	$7.66	to	$7.99	$7,301	0.63%	0.00%	to	1.60%	36.65%	to	38.72%
2008	437	$5.62	to	$5.76	$2,476	0.42%	0.00%	to	1.50%	-42.54%	to	-41.83%
2007	40	$9.78	to	$9.85	$393	(c)	0.30%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
RiverSource® Diversified Equity Income Fund -
Class R-3
2009	30	$7.74	to	$7.85	$233	(e)	0.25%	to	1.10%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
RiverSource® Diversified Equity Income Fund -
Class R-4
2009	413	$7.73	to	$7.92	$3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$1,464	(d)	0.25%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
SMALLCAP World Fund® - Class R-4
2009	325	$8.23	to	$8.44	$2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$434	(d)	0.25%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2009	73	$13.23	to	$14.20	$999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%
2006	69	$14.34	to	$14.85	$1,010	0.61%	0.35%	to	1.55%	18.15%	to	19.08%
2005	63	$12.20	to	$12.42	$775	0.29%	0.50%	to	1.45%	5.72%	to	6.70%
T. Rowe Price Value Fund - Advisor Class
2009	12		$9.21		$109	2.61%		1.00%		35.64%
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
2006	3		$11.45		$30	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
Templeton Foreign Fund - Class A
2009	84	$13.06	to	$14.02	$1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
2006	59	$14.54	to	$15.06	$876	2.28%	0.55%	to	1.75%	18.01%	to	19.06%
2005	51	$12.36	to	$12.59	$637	1.84%	0.70%	to	1.65%	8.80%	to	9.86%
Templeton Global Bond Fund - Class A
2009	8,132	$12.49	to	$27.54	$155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
2006	2,522	$11.13	to	$19.67	$33,054	5.57%	0.00%	to	1.50%	11.73%	to	12.85%
2005	1,327	$11.07	to	$16.96	$15,341	5.36%	0.50%	to	1.50%	-3.59%	to	-4.49%
Van Kampen Small Cap Value Fund - Class A
2009	6		$12.91		$72	(e)		0.45%			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Diversified Value Portfolio
2009	7	$11.18	to	$11.87	$84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34% to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%	2.97%
2006	7	$14.09	to	$14.49	$100	(g)	0.95%	to	2.00%	(g)
2005	5	$12.09	to	$12.25	$63	(a)	1.25%	to	2.05%	(a)
Equity Income Portfolio
2009	20	$10.71	to	$11.27	$225	4.10%	1.10%	to	2.00%	15.20% to	15.47%
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23% to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%	3.40%
2006	17	$13.48	to	$13.81	$235	1.93%	1.10%	to	2.00%	19.36%
2005	21	$11.39	to	$11.57	$240	2.23%	1.10%	to	2.05%	2.41% to	3.03%
Small Company Growth Portfolio
2009	9	$10.31	to	$10.94	$93	1.27%	0.95%	to	2.00%	37.60% to	37.96%
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63% to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%	2.80%
2006	1	$12.51	to	$12.86	$18	(g)	0.95%	to	2.00%	(g)
2005	-	$11.57	to	$11.72	-	(a)	1.25%	to	2.05%	(a)
Wanger International
2009	1,714	$7.59	to	$8.61	$14,434	3.47%	0.00%	to	1.55%	47.42% to	49.80%
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37% to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(c)	0.00%	to	1.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
Wanger Select
2009	5,121	$7.92	to	$14.09	$68,682	-	0.00%	to	1.50%	63.80% to	66.19%
2008	4,338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84% to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73% to	9.02%
2006	1,756	$14.45	to	$15.37	$26,052	0.25%	0.15%	to	1.50%	17.90% to	19.00%
2005	559	$12.40	to	$12.94	$6,985	-	0.60%	to	1.50%	8.87% to	9.69%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger USA
2009	2,016	$8.22	to	$13.36	$24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
2006	1,254	$12.52	to	$14.27	$17,111	0.22%	0.15%	to	1.50%	6.31%	to	7.30%
2005	725	$12.66	to	$13.34	$9,257	-	0.00%	to	1.50%	9.61%	to	10.66%
Washington Mutual Investors FundSM, Inc. -
Class R-3
2009	406	$9.80	to	$10.73	$4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
2006	301	$12.52	to	$13.02	$3,858	1.62%	0.20%	to	1.55%	15.82%	to	17.24%
2005	198	$10.81	to	$11.09	$2,177	1.64%	0.25%	to	1.55%	1.78%	to	2.88%
Washington Mutual Investors FundSM, Inc. - Class R-4
2009	7,276	$7.59	to	$11.00	$74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34%	to	3.56%
2006	6,828	$12.38	to	$13.21	$88,156	1.90%	0.30%	to	1.50%	16.17%	to	17.48%
2005	5,985	$10.60	to	$11.29	$66,271	2.09%	0.40%	to	1.50%	1.94%	to	2.95%
Wells Fargo Advantage Small Cap Value Fund - Class A
2009	8		$10.71		$88	-		1.00%		50.42%
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%
2006	2		$10.70		$21	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented
(b)	As this investment Division was not available until 2006, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2007, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2008, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2009, this data is not meaningful and therefore is not presented
(f)	As this investment Division is wholly comprised of new contract bands at December 31, 2005, this data is not meaningful and therefore is not presented
(g)	As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented
(h)	As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented
(i)	As this investment Division is wholly comprised of new contract bands at December 31, 2009, this data is not meaningful and therefore is not presented
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3

Consolidated Balance Sheets as of
December 31, 2009 and 2008	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2009, 2008, and 2007	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2010,

except for Note 2, as to which the date is

  April 5, 2010

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations
(In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$1,253.7	$1,083.7	$1,054.7
Fee income	533.8	612.9	769.9
Premiums	35.0	46.9	46.8
Broker-dealer commission revenue	275.3	622.5	568.4
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(442.0)	(1,052.5)	(76.0)
Portion of other-than-temporary impairment
losses recognized in Other comprehensive
income (loss)	47.5	-	-
Net other-than-temporary impairments
recognized in earnings	(394.5)	(1,052.5)	(76.0)
Other net realized capital gains	162.4	399.4	48.4
Total net realized capital losses	(232.1)	(653.1)	(27.6)
Other income	16.4	21.3	20.3
Total revenue	1,882.1	1,734.2	2,432.5
Benefits and expenses:
Interest credited and other benefits
to contractowners	522.6	1,432.4	802.8
Operating expenses	597.6	687.5	652.2
Broker-dealer commission expense	275.3	622.5	568.4
Net amortization of deferred policy acquisition
cost and value of business acquired	79.6	128.9	129.2
Interest expense	3.5	1.4	5.5
Total benefits and expenses	1,478.6	2,872.7	2,158.1
Income (loss) before income taxes	403.5	(1,138.5)	274.4
Income tax expense (benefit)	49.6	(108.3)	56.0
Net income (loss)	$353.9	$(1,030.2)	$218.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,038.2 at 2009 and $14,544.3at 2008)	$15,185.5	$13,157.7
Equity securities, available-for-sale, at fair value
(cost of $175.1 at 2009 and $247.7 at 2008)	187.9	240.3
Short-term investments	535.5	41.9
Mortgage loans on real estate	1,874.5	2,107.8
Policy loans	254.7	267.8
Loan-Dutch State obligation	674.1	-
Limited partnerships/corporations	426.2	513.9
Derivatives	129.0	235.2
Securities pledged (amortized cost of $483.7 at 2009 and $1,248.8 at 2008)	469.8	1,319.9
Total investments	19,737.2	17,884.5
Cash and cash equivalents	243.3	203.5
Short-term investments under securities loan agreement,
including collateral delivered	351.0	483.9
Accrued investment income	217.2	205.8
Receivables for securities sold	3.1	5.5
Reinsurance recoverable	2,426.3	2,505.6
Deferred policy acquisition costs	901.8	865.5
Value of business acquired	991.5	1,832.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	287.2	-
Due from affiliates	49.1	13.8
Current income tax recoverable	23.9	38.6
Property and equipment	90.8	114.7
Other assets	100.8	233.3
Assets held in separate accounts	41,369.8	35,927.7
Total assets	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$21,115.0	$20,782.1
Payables for securities purchased	18.4	1.6
Payables under securities loan agreement, including collateral held	351.0	488.3
Notes payable	4.9	17.9
Borrowed money	0.1	615.3
Due to affiliates	159.9	116.7
Deferred income taxes	351.2	101.1
Other liabilities	693.6	874.7
Liabilities related to separate accounts	41,369.8	35,927.7
Total liabilities	64,063.9	58,925.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,528.2	4,161.3
Accumulated other comprehensive loss	(15.0)	(482.1)
Retained earnings (deficit)	(1,611.9)	(2,117.5)
Total shareholder's equity	2,904.1	1,564.5
Total liabilities and shareholder's equity	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$2.8	$4,299.5	$(14.0)	$(1,305.7)	$2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting
principle, net of DAC and tax	-	-	(151.7)	151.7	-
Comprehensive loss:
Net income	-	-	-	353.9	353.9
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($879.0 pretax), including
change in tax valuation allowance of $(54.1)	-	-	656.2	-	656.2
Portion of other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($(47.5) pretax), including
increase in tax valuation allowance of $16.1	-	-	(47.5)	-	(47.5)
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($0.8 pretax), including
decrease in tax valuation allowance of $(0.3)	-	-	0.8	-	0.8
Pension liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive loss					972.7
Capital contribution	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$353.9	$(1,030.2)	$218.4
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(152.8)	(205.1)	(193.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	83.3	128.3	133.9
Net accretion/decretion of discount/premium	45.4	87.1	72.7
Future policy benefits, claims reserves, and
interest credited	398.2	1,296.8	579.6
Provision for deferred income taxes	36.7	25.3	30.4
Net realized capital gains	232.1	653.1	27.6
Depreciation	10.4	56.7	18.2
Change in:
Accrued investment income	(11.4)	(37.5)	12.1
Reinsurance recoverable	79.3	88.8	121.0
Other receivable and assets accruals	130.9	(115.3)	(37.0)
Due to/from affiliates	7.9	(17.2)	46.4
Other payables and accruals	46.0	(120.3)	17.8
Other, net	(110.6)	(44.0)	(16.4)
Net cash provided by operating activities	1,149.3	766.5	1,031.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	5,864.2	9,039.7	10,235.6
Equity securities, available-for-sale	99.4	135.0	113.8
Mortgage loans on real estate	308.7	146.5	205.4
Limited partnerships/corporations	116.2	510.1	32.6
Derivatives	25.3	175.0	44.4
Acquisition of:
Fixed maturities, available-for-sale	(6,215.4)	(11,593.4)	(8,425.5)
Equity securities, available-for-sale	(25.2)	(54.8)	(243.9)
Mortgage loans on real estate	(87.2)	(168.0)	(415.1)
Limited partnerships/corporations	(49.3)	(428.6)	(312.1)
Derivatives	(196.1)	(122.4)	(12.2)
Policy loans, net	13.1	5.6	(4.5)
Short-term investments, net	(492.7)	126.7	(163.3)
Loan-Dutch State obligation, net	124.8	-	-
Sales (purchases) of fixed assets, net	13.5	(24.0)	(90.5)
Collateral (delivered) held, net	(4.4)	23.2	(18.8)
Net cash (used in) provided by investing activities	(505.1)	(2,229.4)	945.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,069.6	3,836.4	1,600.0
Maturities and withdrawals from investment contracts	(2,123.6)	(2,312.2)	(3,451.2)
Short-term (repayments) loans to (from) affiliates	(300.2)	13.0	45.0
Short-term repayments of repurchase agreements, net	(615.2)	(123.1)	(94.8)
Notes payable	-	-	9.9
Dividends to Parent	-	-	(145.0)
Contribution of capital	365.0	-	-
Net cash (used in) provided by financing activities	(604.4)	1,414.1	(2,036.1)
Net increase (decrease) in cash and cash equivalents	39.8	(48.8)	(58.9)
Cash and cash equivalents, beginning of year	203.5	252.3	311.2
Cash and cash equivalents, end of year	$243.3	$203.5	$252.3
Supplemental cash flow information:
Income taxes paid (received), net	$13.7	$(44.1)	$45.1
Interest paid	$4.8	$23.6	$44.6
Non-cash transfer: Loan-Dutch State obligation	$798.9	$-	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On May 11, 2006, ILIAC organized Northfield Windsor LLC (“NWL”) as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut. On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and Disclosures (ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

▪	The quoted price of the identical liability when traded as an asset; or
▪	Quoted prices for similar liabilities or similar liabilities traded as assets; or
▪	Another valuation technique consistent with the principles of ASC Topic 820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 - Generally Accepted Accounting Principles: amendments based on Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company adopted the Codification as of July 1, 2009. There was no effect on the Company’s financial condition, results of operations, or cash flows. The Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
▪	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
▪	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪	Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from retained earnings to accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009 and are presented in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic 815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”

These provisions, as included in ASC Topic 805, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions for the year ended December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-Equity Method and Joint Ventures,” which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
▪	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
▪	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
▪	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

▪	A subsidiary or group of assets that is a business or nonprofit activity;
▪	A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
▪	An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪

Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪

Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪	Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the consolidated financial statements, as of December 31, 2009 and for the three years ended December 31, 2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments, and related income taxes. During 2008 and 2009, due to the economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above, including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts, as follows:

▪

For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

▪

As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009 and 2008, total accumulated depreciation and amortization was $92.0 and $103.0, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0.0% to 7.8% for the years 2009, 2008, and 2007. Certain reserves also may include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2009 and 2008, given the economic environment, which resulted in significant net realized and unrealized losses, the Company did not include the net unrealized and unamortized realized losses associated with experienced-rated contracts in Future policy benefits and claims reserves. The net unrealized losses on investments supporting experience-rated contracts are reflected in Accumulated other comprehensive (loss) income, and the amortization of realized losses has been recorded in Interest credited and other benefits to contractowners. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2009, 2008, and 2007, reserve interest rates ranged from 5.3% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder;
▪	and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital losses of $8.8 and $53.2, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”). The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.4 billion and $2.5 billion at December 31, 2009 and 2008, respectively, is related to the reinsurance recoverable from a subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital		Fair
		Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
	U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
	U.S. government agencies and
	authorities	632.5	41.1	-	-	673.6
	State, municipalities, and political
	subdivisions	112.5	2.5	7.8	-	107.2

	U.S. corporate securities:
	Public utilities	1,138.7	40.8	14.3	-	1,165.2
	Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
	Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

	Foreign securities(1):
	Government	343.0	29.2	8.7	-	363.5
	Other	2,922.5	129.0	56.6	0.1	2,994.8
	Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

	Residential mortgage-backed securities	1,916.6	268.3	111.9	16.8	2,056.2
	Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
	Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

	Total fixed maturities, including
	securities pledged	15,521.9	801.5	621.4	46.7	15,655.3
	Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities		15,038.2	797.2	603.2	46.7	15,185.5
Equity securities		175.1	13.4	0.6	-	187.9
Total investments, available-for-sale		$15,213.3	$810.6	$603.8	$46.7	$15,373.4
(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit
	impairments").

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	783.2	77.2	-	860.4
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	926.8	4.3	101.2	829.9
Other corporate securities	3,925.4	85.7	408.8	3,602.3
Total U.S. corporate securities	4,852.2	90.0	510.0	4,432.2

Foreign securities(1):
Government	409.8	4.3	63.3	350.8
Other	2,455.4	35.0	317.8	2,172.6
Total foreign securities	2,865.2	39.3	381.1	2,523.4

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,601.0	0.1	370.2	1,230.9
Other asset-backed securities	814.6	1.0	214.9	600.7

Total fixed maturities, including
fixed maturities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: fixed maturities pledged	1,248.8	78.9	7.8	1,319.9
Total fixed maturities	14,544.3	367.1	1,753.7	13,157.7
Equity securities	247.7	1.0	8.4	240.3
Total investments available-for-sale	$14,792.0	$368.1	$1,762.1	$13,398.0
(1) Primarily U.S. dollar denominated.

At December 31, 2009, net unrealized gains were $146.2 and at December 31, 2008, net unrealized losses were $1,322.9 on total fixed maturities, including securities pledged to creditors, and equity securities. During 2009 and 2008, as a result of the economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, excluding securities pledged, as of December 31, 2009, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$250.5	$253.1
After one year through five years	3,942.6	4,134.7
After five years through ten years	4,025.5	4,173.0
After ten years	3,194.3	3,175.5
Mortgage-backed securities	3,451.6	3,387.3
Other asset-backed securities	657.4	531.7
Less: securities pledged	483.7	469.8
Fixed maturities, excluding securities pledged	$15,038.2	$15,185.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2009 or 2008.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.9 and $14.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 29.4% and 15.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and 2008 was $233.5 and $134.0, respectively, and is included in Fixed maturities, available for sale, on the Consolidated Balance Sheets. The impact to Other net realized capital gains (losses) on the Consolidated Statements of Operations related to these hybrid instruments was $57.0 and $6.0 for the years ended December 31, 2009 and 2008, respectively.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $119.0 and $141.0 in ING proprietary funds as of December 31, 2009 and 2008, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2009 and 2008.

	2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$105.5	15.7%	$18.5	2.8%	$169.3	9.6%	$40.2	2.3%
More than six months and
twelve months or less
below amortized cost	44.0	6.6%	37.9	5.7%	511.9	29.1%	58.3	3.3%
More than twelve months
below amortized cost	300.8	45.0%	161.4	24.2%	921.5	52.3%	60.3	3.4%
Total unrealized capital loss	$450.3	67.3%	$217.8	32.7%	$1,602.7	91.0%	$158.8	9.0%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and 2008.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2009	Cost	Cost	Cost	Losses
Interest rate or spread widening	$75.9	$35.2	$78.5	$189.6
Mortgage and other asset-backed
securities	48.1	46.7	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,901.8	$212.6	$2,127.2	$5,241.6

2008
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other asset-backed
securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$1,002.1	$38.3	$-	$-	$-	$-	$1,002.1	$38.3
U.S. corporate,
state, and
municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential
mortgage-backed	141.1	45.4	47.7	4.2	425.3	79.1	614.1	128.7
Commercial
mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.2	1.6	11.6	6.7	261.8	127.2	300.6	135.5
Total	$2,901.8	$124.0	$212.6	$81.9	$2,127.2	$462.2	$5,241.6	$668.1

2008
U.S. Treasuries	$482.8	$0.9	$-	$-	$-	$-	$482.8	$0.9
U.S. corporate,
state, and
municipalities	1,104.3	89.0	1,487.4	235.9	613.4	202.8	3,205.1	527.7
Foreign	576.0	54.6	906.2	145.8	563.3	180.7	2,045.5	381.1
Residential
mortgage-backed	621.9	48.6	610.9	94.0	646.6	124.1	1,879.4	266.7
Commercial
mortgage-backed	84.3	2.6	285.4	69.5	821.5	298.1	1,191.2	370.2
Other asset-backed	88.1	13.7	156.8	25.1	319.4	176.1	564.3	214.9
Total	$2,957.4	$209.4	$3,446.7	$570.3	$2,964.2	$981.8	$9,368.3	$1,761.5

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 82.2% of the average book value as of December 31, 2009. In addition, this category includes 427 securities, which have an average quality rating of A+.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$3,652.0	$185.0	$168.0	$60.7	377	98
More than six months and
twelve months or less
below amortized cost	734.6	247.0	40.2	124.3	120	48
More than twelve months
below amortized cost	431.1	660.1	28.2	246.7	90	129
Total	$4,817.7	$1,092.1	$236.4	$431.7	587	275

2008
Six months or less
below amortized cost	$5,085.8	$2,956.4	$408.8	$992.5	778	555
More than six months and
twelve months or less
below amortized cost	1,858.2	276.7	132.2	128.5	328	69
More than twelve months
below amortized cost	921.6	31.3	81.6	17.9	183	15
Total	$7,865.6	$3,264.4	$622.6	$1,138.9	1,289	639

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and
municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	522.0	220.8	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,817.6	$1,092.1	$236.4	$431.7	587	275

2008
U.S. Treasuries	$483.7	$-	$0.9	$-	4	-
U.S. corporate, state and
municipalities	2,744.0	988.8	211.7	316.1	579	232
Foreign	1,728.2	698.3	144.1	237.0	285	154
Residential mortgage-backed	1,733.1	413.4	131.1	135.6	252	77
Commercial mortgage-backed	812.8	748.5	102.6	267.6	93	72
Other asset-backed	363.8	415.3	32.2	182.6	76	104
Total	$7,865.6	$3,264.3	$622.6	$1,138.9	1,289	639

During the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $1.1 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in 2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which previously were reported in Net realized capital gains (losses).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At both December 31, 2009 and 2008, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% and $206.3 or 11.7% of the total unrealized capital losses, as of December 31, 2009 and 2008, respectively.

The fair value of the Company’s fixed maturities, including securities pledged, increased $1.2 billion before tax and DAC, from December 31, 2008 through December 31, 2009 primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

The following table identifies the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	47.8	57	283.2	233	36.3	113
Foreign(1)	50.6	42	108.9	94	19.1	54
Residential mortgage-backed	31.6	69	349.3	194	7.1	30
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	43.4	32	24.8	35	10.5	21
Equity securities	19.5	9	55.1	17	-	-
Limited partnerships	17.6	17	6.6	6	3.0	1
Mortgage loans on real estate	10.3	4	3.8	1	-	-
Total	$394.5	256	$1,052.5	609	$76.0	219
(1)	Primarily U.S. dollar denominated.

The above schedule includes $112.2, $235.8, and $16.4, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $282.3, $816.7, and $59.6 in write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	35.9	42	204.5	180	31.6	102
Foreign(1)	48.7	41	81.3	78	19.1	54
Residential mortgage-backed	2.4	1	291.8	128	2.6	2
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	21.6	10	18.3	14	6.3	16
Total	$282.3	120	$816.7	429	$59.6	174
(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No. of
	Impairment	Securities
U.S. corporate	$0.6	2
Foreign(1)	0.1	3
Residential mortgage-backed	16.8	29
Other asset-backed	29.2	17
Total	$46.7	51
(1) Primarily U.S. dollar denominated.

The fair value of the fixed maturities with other-than-temporary impairments at December 31, 2009, 2008, and 2007 was $2,964.4, $2,136.5, and $1,210.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$25.1
Additional credit impairments:
On securities not previously impaired	13.6
On securities previously impaired	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(1.5)
Balance at December 31, 2009	$46.0
(1)	Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,125.7	$1,019.3	$895.5
Equity securities, available-for-sale	15.4	(13.2)	38.5
Mortgage loans on real estate	111.3	116.0	118.5
Real estate	6.6	9.0	-
Policy loans	13.7	14.2	14.1
Short-term investments and cash equivalents	2.4	5.8	2.2
Other	18.4	12.7	88.3
Gross investment income	1,293.5	1,163.8	1,157.1
Less: investment expenses	39.8	80.1	102.4
Net investment income	$1,253.7	$1,083.7	$1,054.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(347.1), $(987.0), and $(73.0)
in 2009, 2008, and 2007, respectively	$(35.5)	$(990.8)	$(50.3)
Equity securities, available-for-sale, including
net OTTI of $(19.5), $(55.1), and $0.0
in 2009, 2008, and 2007, respectively	(2.9)	(81.0)	6.4
Derivatives	(190.2)	(187.0)	(123.0)
Other investments, including net OTTI
of $(27.9), $(10.4), and $(3.0)
in 2009, 2008, and 2007, respectively	(14.8)	(18.7)	(2.6)
Less: allocation to experience-rated contracts,
including net OTTI of $(175.5), $(439.1), and
$(49.9) in 2009, 2008, and 2007, respectively	11.3	624.4	141.9
Net realized capital losses	$(232.1)	$(653.1)	$(27.6)
After-tax net realized capital losses including
tax valuation allowance of $92.2 for 2009
and of $(328.0) for 2008	$(58.7)	$(752.5)	$(17.9)

The decline in Net realized capital losses for the year ended December 31, 2009, was primarily due to a decline in impairments related to improved market conditions which began in the latter part of the first quarter of 2009, as well as the implementation of new US GAAP guidance on impairments in the second quarter of 2009, which resulted in the transfer of noncredit related impairments to Other comprehensive income (loss). Also contributing to the decline was a gain of $206.2 recognized in the first quarter of 2009 on the transfer of an 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State as well as gains on the sale of equity securities driven by improvements in equity market conditions.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008 and continuing in 2009, as a result of the economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2009 and 2008, the Company fully amortized $11.3 and $624.4, respectively, of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 at

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

December 31, 2007 and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, including those related to experience-related contracts, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Proceeds on sales	$4,674.6	$8,426.5	$5,738.8
Gross gains	228.5	120.0	66.4
Gross losses	87.4	234.4	101.2

3.	Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,861.8	$12,320.6	$1,472.9	$15,655.3
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives	-	129.0	-	129.0
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	34,936.7	6,433.1	-	41,369.8
Total	$38,074.6	$18,884.5	$1,512.7	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives	-	283.4	48.3	331.7
Total	$-	$283.4	$54.3	$337.7

(1)	Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.7%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Derivatives	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	711.1	18.2	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,980.7	$16,337.8	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Derivatives	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as Level 1 or Level 2 assets consistent with the policies described above for Fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following disclosures are made in accordance with the requirements of ASC 825, “Financial Instruments”, which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

	2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$15,655.3	$15,655.3	$14,477.6	$14,477.6
Equity securities, available-for-sale	187.9	187.9	240.3	240.3
Mortgage loans on real estate	1,874.5	1,792.8	2,107.8	2,027.9
Loan-Dutch State obligation	674.1	645.5	-	-
Policy loans	254.7	254.7	267.8	267.8
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	1,129.8	1,129.8	729.3	729.3
Derivatives	129.0	129.0	235.2	235.2
Notes receivable from affiliates	175.0	169.6	175.0	175.0
Assets held in separate accounts	41,369.8	41,369.8	35,927.7	35,927.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,359.0	1,450.4	1,529.4	1,610.6
Without a fixed maturity	16,441.2	17,688.4	15,611.8	17,237.9
Product guarantees	6.0	6.0	220.0	220.0
Derivatives	331.7	331.7	544.1	544.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

		Fixed maturities,		Equity
		available-for-sale,		securities,
		including		available-			Product
		securities pledged		for-sale	Derivatives		Guarantees
Balance at January 1, 2009		$2,291.6		$-	$(73.6)		$(220.0)
	Capital gains (losses):
	Net realized capital (losses) gains	(41.2)	(1)	(11.0)	5.9	(3)	219.4	(4)
	Net unrealized capital gains(2)	137.7		5.3	-		-
	Total net realized and unrealized
	capital gains (losses)	96.5		(5.7)	5.9		219.4
	Purchases, sales, issuances,
	and settlements, net	(432.7)		1.0	11.6		(5.4)
	Transfers in to Level 3	-		44.5	-		-
	Transfers out of Level 3	(482.5)		-	7.8		-
Balance at December 31, 2009		$1,472.9		39.8	$(48.3)		$(6.0)

Balance at January 1, 2008		$1,737.6		$-	$-		$(76.4)
	Capital gains (losses):
	Net realized capital losses	(72.6)	(1)	-	(29.3)	(3)	(139.6)	(4)
	Net unrealized capital gains(2)	71.8		-	-		-
	Total net realized and unrealized
	capital losses	(0.8)		-	(29.3)		(139.6)
	Purchases, sales, issuances,
	and settlements, net	(171.7)		-	21.5		(4.0)
	Transfers in to Level 3	726.5		-	(65.8)		-
Balance at December 31, 2008		$2,291.6		$-	$(73.6)		$(220.0)

(1)	This amount is included in Net realized capital gains (losses) with $(79.8) and $5.4 for the years ended December 31, 2009
	and 2008, respectively, related to the amortization of book value included in Net investment income on the Consolidated
	Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations and contains
	unrealized gains (losses) on Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on these Level 3
	assets are classified as realized gains (losses) for the purpose of this disclosure because it is impractical to track realized and
	unrealized gains (losses) on a contract-by-contract basis.
(4)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of Operations.
	All gains and losses on these Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it
	is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale, including securities pledged: The amount of Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State during the first quarter of 2009. The unrealized capital gains on Level 3 fixed maturities for the year ended December 31, 2009, represent the decrease in unrealized losses due to the decrease in the Level 3 fixed maturities portfolio related to the Dutch State Transaction, as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Transfers out of Level 3 for the year ended December 31, 2009, represent the movement of Alt-A mortgage-backed securities to Level 2, as the market became active again for these securities at the end of 2009. The increase in Level 3 fixed maturities for the year ended December 31, 2008, was related to the Company’s determination that subprime and Alt-A RMBS should be classified as Level 3 due to decreased levels of corroborating market activity for these securities.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in 2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: Fair value of Level 3 derivatives declined for the year ended December 31, 2009, primarily due to the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange. Level 3 derivatives for the year ended December 31, 2008 increased due to the transfer in of subprime and Alt-A RMBS due to significantly reduced market activity.

Product guarantees: For the year ended December 31, 2009, the value of the liability related to product guarantees decreased as an increase in interest rates and market values increased customer account balances and decreased the Company’s liability. As of December 31, 2009, the net realized gains attributable to credit risk were $5.0. For the year ended December 31, 2008, liabilities related to product guarantees increased as deterioration in the economic environment led to lower customer account balances and increased the Company’s liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. A decrease in variable annuity account values would also result in lower fee income. A decrease in equity markets may also negatively impact the Company’s investment in equity securities. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820, ASC 815 and ASC 944. The change in reserve liabilities is recorded in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products in an increasing interest rate environment.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

	2009			2008
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Interest rate swaps(1)	5,909.4	$86.8	$(228.8)	7,207.2	$207.6	$(439.6)
Foreign exchange swaps(1)	199.5	-	(43.3)	199.5	3.1	(21.7)
Credit default swaps(1)	243.9	0.2	(53.6)	341.1	16.1	(75.0)
Forwards(1)	-	-	-	263.0	3.3	-
Swaptions(1)	90.7	0.5	-	2,521.5	5.1	-
Futures(1)	-	-	-	580.6	-	(7.8)
Interest rate caps(1)	3,750.0	41.5	(6.0)	-	-	-
Managed custody
guarantees(3)	N/A*	-	(6.0)	N/A*	-	(40.0)
Embedded derivatives:
Within securities(2)	N/A*	46.4	(0.1)	N/A*	123.7	-
Within retail annuity
products(3)	N/A*	-	-	N/A*	-	(180.0)
Total	10,193.5	$175.4	$(337.8)	11,112.9	$358.9	$(764.1)
* N/A - Not applicable.
(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.
(2)	The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Consolidated Balance Sheets with the underlying instrument.
(3)	The fair values of embedded derivatives within retail annuity products and managed custody guarantees are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$(109.5)	$(198.4)
Foreign exchange swaps(1)	(23.3)	29.1
Credit default swaps(1)	(16.5)	(12.3)
Forwards(1)	13.1	27.2
Swaptions(1)	(4.9)	(6.2)
Futures(1)	(49.0)	(29.3)
Interest rate caps(1)	(0.1)	2.1
Managed custody guarantees(2)	34.0	(40.0)
Embedded derivatives:
Within securities(2)	(77.4)	82.0
Within retail annuity products(2)	185.4	(99.6)
Other	-	0.8
Total	$(48.2)	$(244.6)
(1)	Changes in value are included in Net realized capital losses on the Consolidated Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contractowners on the Consolidated
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2009, the fair value of credit default swaps of $0.2 and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

$53.6 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $84.4 and $161.0, respectively.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of ASC Topic 944-30	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	865.5
Deferrals of commissions and expenses	108.2
Amortization:
Amortization	(39.3)
Interest accrued at 5% to 7%	58.0
Net amortization included in the Consolidated Statements of Operations	18.7
Change in unrealized capital gains (losses) on available-for-sale securities	(90.6)
Balance at December 31, 2009	$901.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The estimated amount of DAC amortization expense, net of interest, is $17.8, $44.6, $49.8, $48.6, and $44.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of ASC Topic 944-30	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	1,832.5
Deferrals of commissions and expenses	40.4
Amortization:
Amortization	(170.5)
Interest accrued at 4% to 7%	72.2
Net amortization included in the Consolidated Statements of Operations	(98.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(783.1)
Balance at December 31, 2009	$991.5

The estimated amount of VOBA amortization expense, net of interest, is $36.1, $64.0, $64.8, $59.2, and $53.0, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Analysis of DAC and VOBA

The decrease in Net amortization of DAC and VOBA for the year ended December 31, 2009, was primarily due to reduced amortization rates driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009. This decline was partially offset by the impact of higher current year gross profits, primarily due to lower expenses and lower realized losses, which resulted in an increase in amortization.

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, ILIAC paid $145.0 in dividends on its common stock to its Parent. During 2009 and 2008, ILIAC did not pay any dividends to its Parent. On February 19, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008 and 2007, ILIAC did not receive any cash capital contributions from its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $271.6, $(428.4), and $245.5, for the years ended December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,762.1 and $1,524.6 as of December 31, 2009 and 2008, respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period. The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $32.6 increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $51.1. This adoption had no impact on total liabilities or net income.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively. As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2009 and 2008, was $6.9 billion and $6.5 billion, respectively.

7.	Income Taxes

ILIAC files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Current tax expense (benefit):
Federal	$27.5	$(121.8)	$28.6
State	(0.9)	(18.1)	(9.0)
Total current tax expense (benefit)	26.6	(139.9)	19.6
Deferred tax expense:
Federal	23.0	31.6	36.4
Total deferred tax expense	23.0	31.6	36.4
Total income tax expense (benefit)	$49.6	$(108.3)	$56.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Income (loss) before income taxes and cumulative
effect of change in accounting principle	$403.5	$(1,138.5)	$274.4
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	141.2	(398.5)	96.0
Tax effect of:
Dividend received deduction	(2.6)	(15.5)	(26.2)
IRS audit settlement	(0.1)	(10.1)	-
State audit settlement	(1.2)	(12.6)	(21.8)
State tax expense	0.1	1.3	-
Tax valuation allowance	(92.2)	333.0	-
Other	4.4	(5.9)	8.0
Income tax expense (benefit)	$49.6	$(108.3)	$56.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Insurance reserves	$140.0	$217.2
Net unrealized capital loss	-	503.8
Investments	255.6	294.7
Postemployment benefits	67.1	67.4
Compensation	46.3	42.5
Other	16.6	3.9
Total gross assets before valuation allowance	525.6	1,129.5
Less: valuation allowance	(202.5)	(333.0)
Assets, net of valuation allowance	323.1	796.5
Deferred tax liabilities:
Net unrealized capital gain	(55.3)	-
Value of business acquired	(347.0)	(653.3)
Deferred policy acquisition costs	(272.0)	(244.3)
Total gross liabilities	(674.3)	(897.6)
Net deferred income tax liability	$(351.2)	$(101.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a tax valuation allowance of $158.5 and $328.0, respectively, related to realized capital losses. The change from December 31, 2008 to December 31, 2009 consists of (a) $(92.2) related to realized capital losses which is included in Net income (loss) and (b) $(77.3) related to the adoption of new US GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in Accumulated other comprehensive loss. Additionally, at December 31, 2009, the Company had a valuation allowance of $39.0 which is included in Accumulated other comprehensive loss. The Company had no valuation allowance at December 31, 2008. As of December 31, 2009, the tax valuation allowance on unrealized capital losses included $77.3, which was reclassified from beginning Retained earnings to Other comprehensive loss under ASC Topic 320. The Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC had a receivable from ING AIH of $23.9 and $38.6 for federal income taxes as of December 31, 2009 and 2008, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$22.1	$47.4
Additions for tax positions related to current year	0.9	2.4
Additions for tax positions related to prior years	3.5	2.2
Reductions for tax positions related to prior years	(13.3)	(20.7)
Reductions for settlements with taxing authorities	(0.4)	(9.2)
Balance at December 31	$12.8	$22.1

The Company had $24.8 and $23.1 of unrecognized tax benefits as of December 31, 2009 and 2008, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense (benefit) on the Balance Sheets and the Statements of Operations, respectively. The Company had accrued interest of $3.3 and $3.8 as of December 31, 2009 and 2008, respectively. The decrease in accrued interest during the year ended December 31, 2009 primarily related to the settlement of the 2001 through 2006 New York state audit.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS examinations, it is reasonably possible that the unrecognized tax benefits will increase by up to $4.1. The timing of the payment of the remaining allowance of $16.9 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax year 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

•	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $22.3, $14.0, and $17.2, for 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.9, $10.3, and $10.1, for the years ended December 31, 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America Serp. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009 and 2008.

	2009	2008
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$94.9	$85.6
Interest cost	5.3	5.2
Benefits paid	(13.4)	(11.6)
Post service cost-unrecognized	-	0.2
Actuarial gain on obligation	3.4	15.5
Projected benefit obligation, December 31	$90.2	$94.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2009	2008
Accrued benefit cost	$(90.2)	$(94.9)
Accumulated other comprehensive income	21.1	20.0
Net amount recognized	$(69.1)	$(74.9)

At December 31, 2009 and 2008, the projected benefit obligation was $90.2 and $94.9, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2009 and 2008 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2009	2008
Discount rate at end of period	6.00%	6.00%
Rate of compensation increase	1.50%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2009, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by current US GAAP guidance for employers’ accounting for pensions, the 6.0% discount rate will also be used to determine the Company’s 2010 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2009	2008	2007
Discount rate	6.00%	6.50%	5.90%
Rate of increase in compensation levels	1.50%	4.00%	4.20%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted average assumptions used in calculating the net pension cost for 2009 were, as indicated above, a 6.0% discount rate and a 1.5% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009, 2008, and 2007, were as follows:

	2009	2008	2007
Interest cost	$5.3	$5.2	$5.4
Net actuarial loss recognized in the year	2.1	-	0.7
Unrecognized past service cost recognized in the year	0.1	-	-
The effect of any curtailment or settlement	0.1	0.5	0.4
Net periodic benefit cost	$7.6	$5.7	$6.5

Cash Flows

In 2010, the employer is expected to contribute $10.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2010 through 2014, and thereafter through 2019, are estimated to be $10.5, $9.3, $8.9, $7.8, $6.8, and $26.5, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company recognized compensation expense for the leo options and performance shares of $3.7, $4.1, and $4.5, for the years ended December 31, 2009, 2008, and 2007, respectively.

For leo, the Company recognized tax benefits of $0.1, $0.7, and $3.2, in 2009, 2008, and 2007, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008, but has not yet received a favorable determination letter on the qualified status of the Plan.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2009, 2008, and 2007, were $11.6, $13.2, and $12.7, respectively.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $35.9, $58.4, and $60.5, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $140.2, $175.3, and $167.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2009, 2008, and 2007, net expenses related to the agreement were incurred in the amount of $26.3, $19.6, and $21.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2009, 2008, and 2007, commissions were collected in the amount of $275.3, $622.5, and $568.4. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust (“IIT”). On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue DSL earns as investment advisor of IIT which is attributable to ING USA deposits into IIT. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred under these services agreements in the amount of $138.7, $156.2, and $124.4, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $12.5, $14.9, and $13.1, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $204.1, $245.1, and $312.7, (excludes fees paid to ING Investment Management Co.) in 2009, 2008, and 2007, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2009, 2008, and 2007, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $270.0, $323.8, and $343.8, respectively. At December 31, 2009 and 2008, DSL had $25.3 and $18.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred an immaterial amount of interest expense for the year ended December 31, 2009 and $0.2, and $3.9, for the years ended December 31, 2008 and 2007, respectively, and earned interest income of $1.0, $4.8, and $1.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2009, the Company had a $287.2 receivable from ING AIH and as of December 31, 2008, the Company had $13.0 due to ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2009, 2008, and 2007 was $10.0, $11.1 and $11.1, respectively.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

9.	Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the years ended December 31, 2009 and 2008, and minimal interest expense for the year ended December 31, 2007. At December 31, 2009 and 2008, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At both December 31, 2009 and 2008, the amount of the loan outstanding was $4.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2009, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.6 and $11.0 were maintained for this contract as of December 31, 2009 and 2008, respectively.

Reinsurance ceded in force for life mortality risks were $18.6 billion and $19.6 billion at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, net receivables were comprised of the following:

	2009	2008
Claims recoverable from reinsurers	$2,427.4	$2,506.6
Payable for reinsurance premiums	(0.7)	(0.9)
Reinsured amounts due to reinsurer	(0.7)	(0.4)
Other	0.3	0.3
Total	$2,426.3	$2,505.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits ceded under reinsurance	$162.4	$174.4	$188.5
Premiums ceded under reinsurance	0.3	0.3	0.4
Reinsurance recoveries	339.8	309.0	419.7

11.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company. However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2009, 2008, and 2007, rent expense for leases was $5.1, $6.1, and $17.7, respectively.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties. At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, of which $253.7 was with related parties. During 2009 and 2008, $46.8 and $81.3, respectively, was funded to related parties under off-balance sheet commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2009, the Company did not hold any cash collateral and as of December 31, 2008, the Company held $4.4, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $130.3 and $93.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

12.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter of 2008, integration initiatives began related to the acquisition of CitiStreet LLC, now known as ING Institutional Plan Services, LLC, by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs in 2008 and 2009. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

		2009	2008
Restructuring reserve beginning balance		$8.3	$-
	Restructuring charges:
	Employee severance and termination benefits(1)	5.1	11.2
	Future rent on non-cancelable leases(2)	-	1.5
	Total restructuring charges	5.1	12.7
	Intercompany charges and payments(3)	(0.4)	(2.5)
	Payments applied against reserve(4)	(10.5)	(1.9)
Restructuring reserve at December 31		$2.5	$8.3
(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009 for 2008 expenses.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees
	that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale, including
OTTI of $(46.7) and $(238.8) of cumulative effect
of change in accounting principle in 2009	$133.4	$(1,315.5)	$(64.5)
Equity securities, available-for-sale	12.8	(7.4)	6.3
DAC/VOBA adjustment on available-for-sale
securities including $134.0 of cumulative effect
of change in accounting principle in 2009	(88.8)	650.9	7.8
Sales inducements adjustment on
available-for-sale securities	0.2	2.4	0.2
Other investments	-	(0.3)	(0.7)
Less: allocation to experience-rated contracts	-	-	(16.4)
Unrealized capital gains (losses), before tax	57.6	(669.9)	(34.5)
Deferred income tax asset (liability) (includes $30.4
cumulative effect of change in accounting
principle in 2009)	(24.9)	205.8	12.1
Deferred tax asset valuation allowance (includes
$(77.3) cumulative effect of change in accounting
principle in 2009)	(39.0)	-	(6.4)
Net unrealized capital gains (losses)	(6.3)	(464.1)	(28.8)
Pension liability, net of tax	(8.7)	(18.0)	(5.0)
Accumulated other comprehensive loss	$(15.0)	$(482.1)	$(33.8)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in Other comprehensive loss. As of December 31, 2009, net unrealized capital gains (losses) on available-for-sale fixed maturities included $46.7 of noncredit impairments. In addition, a cumulative transfer of noncredit impairments of $(151.7), after considering the effects of DAC of $134.0 and income taxes of $(46.9), was made from beginning retained earnings to Accumulated other comprehensive loss as of April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2009 and 2008, as a result of market conditions that resulted in large unrealized losses, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, and excluding those related to experience-rated contracts as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,448.9	$(1,251.0)	$(19.9)
Equity securities, available-for-sale	20.2	(13.7)	(11.8)
DAC/VOBA adjustment on
available-for-sale securities	(739.7)	643.1	3.9
Sales inducements adjustment on
available-for-sale securities	(2.2)	2.2	0.1
Premium deficiency reserve adjustment	-	-	37.5
Other investments	0.3	0.4	(1.5)
Less: allocation to experience-rated contracts	-	16.4	36.0
Unrealized capital gains (losses), before tax	727.5	(635.4)	(27.7)
Deferred income tax (liability) asset	(230.7)	193.7	9.7
Net change in unrealized capital gains (losses)	$496.8	$(441.7)	$(18.0)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding gains (losses) arising
during the year (1)	$513.0	$(1,192.0)	$(66.9)
Less: reclassification adjustment for gains
(losses) and other items included in Net income (loss)(2)	16.2	(750.3)	(48.9)
Net change in unrealized capital gains (losses) on securities	$496.8	$(441.7)	$(18.0)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $751.2, $(1,714.8), and $(102.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $23.7,
$(1,079.4), and $(75.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold or impaired during the period.

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive income (loss) as of the dates indicated.

		2009
Balance at April 1, 2009(1)		$-
	Additional noncredit impairments:
	On securities not previously impaired	53.0
	On securities previously impaired	0.3
	Reductions:
	Securities sold, matured, prepaid or paid down(2)	(0.8)
	Securities with additional credit impairments(2)	(5.8)
Balance at December 31, 2009		$46.7
(1)	New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted on April 1, 2009.
(2)	Represents realization of noncredit impairments to Net income (loss).

Form No. SAI.01107-10	ILIAC Ed. April 2010